UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. Reports to Stockholders.

NORTHERN EQUITY FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

EQUITY FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	INCOME EQUITY FUND
Ticker Symbol: NOIEX

19	INTERNATIONAL EQUITY FUND
Ticker Symbol: NOIGX

24	LARGE CAP CORE FUND
Ticker Symbol: NOLCX

28	LARGE CAP VALUE FUND
Ticker Symbol: NOLVX

32	SMALL CAP CORE FUND
Ticker Symbol: NSGRX

52	SMALL CAP VALUE FUND
Ticker Symbol: NOSGX

61	U.S. QUALITY ESG FUND
Ticker Symbol: NUESX

65	NOTES TO THE FINANCIAL STATEMENTS

76	FUND EXPENSES

78	APPROVAL OF MANAGEMENT AGREEMENT

84	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND	LARGE CAP VALUE FUND
ASSETS:
Investments, at value	$184,512	$178,578		$239,000	$69,337
Investments in affiliates, at value	1,770	269		1,881	1,375
Cash held at broker	–	255		–	–
Foreign currencies held at broker, at value (restricted $139)	–	459	(1)	–	–
Foreign currencies, at value (cost $202)	–	202		–	–
Dividend income receivable	307	672		250	86
Receivable for foreign tax reclaims	–	904		–	–
Receivable for variation margin on futures contracts	11	11		11	7
Receivable for fund shares sold	10	–		5	23
Receivable from investment adviser	4	4		4	3
Prepaid and other assets	5	29		4	9
Total Assets	186,619	181,383		241,155	70,840
LIABILITIES:
Payable for securities purchased	–	–		–	–
Payable for variation margin on futures contracts	1	1		–	–
Payable for fund shares redeemed	68	111		68	9
Payable to affiliates:
Management fees	29	14		17	6
Custody fees	12	16		7	8
Shareholder servicing fees	30	1		5	1
Transfer agent fees	12	12		16	5
Trustee fees	4	9		16	6
Outstanding options written, at value (premiums received $17)	5	–		–	–
Accrued other liabilities	48	60		39	53
Total Liabilities	209	224		168	88
Net Assets	$186,410	$181,159		$240,987	$70,752
ANALYSIS OF NET ASSETS:
Capital stock	$135,414	$205,464		$187,625	$71,510
Distributable earnings	50,996	(24,305)		53,362	(758)
Net Assets	$186,410	$181,159		$240,987	$70,752
Shares Outstanding ($.0001 par value, unlimited authorization)	13,808	19,679		12,144	4,116
Net Asset Value, Redemption and Offering Price Per Share	$13.50	$9.21		$19.84	$17.19
Investments, at cost	$146,240	$184,932		$190,430	$66,113
Investments in affiliates, at cost	1,770	269		1,881	1,375

(1)	Costs associated with foreign currencies held at broker is $463.

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2019 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$441,997	$2,881,469	$107,152
19,200	172,642	523
–	–	–
–	–	–
–	–	–
494	5,891	106
–	–	–
12	381	–
159	1,073	–
10	66	4
9	10	7
461,881	3,061,532	107,792

–	23,714	–
1	113	–
72	3,277	–

48	475	7
32	28	13
41	1,247	–
29	191	7
4	11	3
–	–	–
45	166	43
272	29,222	73
$461,609	$3,032,310	$107,719

$283,701	$2,143,655	$102,192
177,908	888,655	5,527
$461,609	$3,032,310	$107,719
17,845	146,789	9,236
$25.87	$20.66	$11.66
$295,969	$2,185,797	$101,247
19,200	172,642	523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	LARGE CAP CORE FUND	LARGE CAP VALUE FUND
INVESTMENT INCOME:
Dividend income	$2,822	$4,604 (1)	$2,870	$906
Dividend income from investments in affiliates	13	5	11	9
Interest income	2	2	3	2
Total Investment Income	2,837	4,611	2,884	917
EXPENSES:
Management fees	892	462	539	188
Custody fees	24	85	25	26
Transfer agent fees	21	22	28	8
Registration fees	11	10	11	12
Printing fees	33	33	34	33
Professional fees	21	19	22	22
Shareholder servicing fees	59	2	14	15
Trustee fees	5	5	5	5
Interest expense	–	1	–	–
Other	7	15	6	5
Total Expenses	1,073	654	684	314
Less expenses reimbursed by investment adviser	(127)	(157)	(126)	(113)
Net Expenses	946	497	558	201
Net Investment Income	1,891	4,114	2,326	716
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	8,317	(9,821)	4,040	(1,456)
Options written	102	–	–	–
Futures contracts	49	191	99	101
Foreign currency transactions	–	9	–	–
Net changes in unrealized appreciation (depreciation) on:
Investments	(609)	2,332	1,772	4,185
Options written	(26)	–	–	–
Futures contracts	(48)	10	(15)	(50)
Foreign currency translations	–	(5)	–	–
Net Gains (Losses)	7,785	(7,284)	5,896	2,780
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,676	$(3,170)	$8,222	$3,496

(1)	Net of $434 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

SMALL CAP CORE FUND	SMALL CAP VALUE FUND	U.S. QUALITY ESG FUND

$3,259	$32,939	$912
190	1,288	16
15	81	–
3,464	34,308	928

1,459	14,278	190
61	141	29
53	342	11
15	35	15
33	126	33
22	41	21
101	1,780	–
5	19	6
–	–	–
7	17	6
1,756	16,779	311
(243)	(1,722)	(112)
1,513	15,057	199
1,951	19,251	729

2,528	165,998	(201)
–	–	–
724	8,626	19
–	–	–

969	(115,803)	3,822
–	–	–
(776)	(4,977)	–
–	–	–
3,445	53,844	3,640
$5,396	$73,095	$4,369

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	INCOME EQUITY FUND		INTERNATIONAL EQUITY FUND		LARGE CAP CORE FUND		LARGE CAP VALUE FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$1,891	$4,208	$4,114	$7,296	$2,326	$4,391	$716	$1,723
Net realized gains (losses)	8,468	26,029	(9,621)	(18,993)	4,139	3,206	(1,355)	(4,003)
Net change in unrealized appreciation (depreciation)	(683)	(16,266)	2,337	(2,970)	1,757	5,800	4,135	7,433
Net Increase (Decrease) in Net Assets Resulting from Operations	9,676	13,971	(3,170)	(14,667)	8,222	13,397	3,496	5,153
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(9,030)	(17,293)	(19,359)	(39,547)	(10,241)	(6,412)	(18,325)	(8,086)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,030)	(17,293)	(19,359)	(39,547)	(10,241)	(6,412)	(18,325)	(8,086)
DISTRIBUTIONS PAID:
Distributable earnings	(1,868)	(26,260)	–	(5,000)	(2,214)	(6,563)	–	(1,300)
Total Distributions Paid	(1,868)	(26,260)	–	(5,000)	(2,214)	(6,563)	–	(1,300)
Total Increase (Decrease) in Net Assets	(1,222)	(29,582)	(22,529)	(59,214)	(4,233)	422	(14,829)	(4,233)
NET ASSETS:
Beginning of period	187,632	217,214	203,688	262,902	245,220	244,798	85,581	89,814
End of period	$186,410	$187,632	$181,159	$203,688	$240,987	$245,220	$70,752	$85,581

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2019

SMALL CAP CORE FUND		SMALL CAP VALUE FUND		U.S. QUALITY ESG FUND
SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019

$1,951	$3,421	$19,251	$28,757	$729	$516
3,252	24,091	174,624	271,088	(182)	41
193	(17,136)	(120,780)	(289,154)	3,822	1,914
5,396	10,376	73,095	10,691	4,369	2,471

(5,037)	(10,739)	(13,236)	(285,433)	65,915	13,575
(5,037)	(10,739)	(13,236)	(285,433)	65,915	13,575

–	(4,899)	–	(291,335)	(733)	(732)
–	(4,899)	–	(291,335)	(733)	(732)
359	(5,262)	59,859	(566,077)	69,551	15,314

461,250	466,512	2,972,451	3,538,528	38,168	22,854
$461,609	$461,250	$3,032,310	$2,972,451	$107,719	$38,168

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

INCOME EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$12.95		$13.96		$13.39	$12.22	$12.74	$15.82
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.28		0.27	0.27	0.27	0.37
Net realized and unrealized gains (losses)	0.54		0.56		1.36	1.29	(0.09)	1.02
Total from Investment Operations	0.68		0.84		1.63	1.56	0.18	1.39
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.28)		(0.27)	(0.27)	(0.27)	(0.56)
From net realized gains	–		(1.57)		(0.79)	(0.12)	(0.43)	(3.91)
Total Distributions Paid	(0.13)		(1.85)		(1.06)	(0.39)	(0.70)	(4.47)
Net Asset Value, End of Period	$13.50		$12.95		$13.96	$13.39	$12.22	$12.74
Total Return(1)	5.29	%(2)	7.66	%(3)	12.08%	12.94%	1.62%	9.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$186,410		$187,632		$217,214	$230,511	$239,540	$331,857
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	1.01%		1.01%		1.01%	1.01%	1.00%	1.00%
Expenses, before reimbursements and credits	1.14%		1.12%		1.11%	1.15%	1.13%	1.16%
Net investment income, net of reimbursements and credits(5)	2.01%		2.01%		1.88%	2.07%	2.12%	2.22%
Net investment income, before reimbursements and credits	1.88%		1.90%		1.78%	1.93%	1.99%	2.06%
Portfolio Turnover Rate	47.40%		40.94%		23.14%	32.17%	13.14%	109.84%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the six months ended September 30, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 4.65%.
(3)	During the fiscal year ended March 31, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 7.16%.
(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $3,000 and $5,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively and approximately $3,000 and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.36	$10.16	$9.06	$8.12		$9.39	$10.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.37	0.21	0.14		0.17	0.20
Net realized and unrealized gains (losses)	(0.39)	(0.94)	1.01	0.93		(1.27)	(0.51)
Total from Investment Operations	(0.15)	(0.57)	1.22	1.07		(1.10)	(0.31)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.23)	(0.12)	(0.13)		(0.17)	(0.35)
Total Distributions Paid	–	(0.23)	(0.12)	(0.13)		(0.17)	(0.35)
Net Asset Value, End of Period	$9.21	$9.36	$10.16	$9.06		$8.12	$9.39
Total Return(2)	(1.60)%	(5.36)%	13.50%	13.32%		(11.78)%	(2.91)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$181,159	$203,688	$262,902	$154,784		$153,111	$211,645
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.52%	0.51%	0.51%	0.93	%(5)	1.08%	1.09%
Expenses, before reimbursements and credits	0.68%	0.69%	0.81%	1.23%		1.22%	1.26%
Net investment income, net of reimbursements and credits(4)	4.28%	3.18%	2.53%	1.67	%(5)	1.66%	2.02%
Net investment income, before reimbursements and credits	4.12%	3.00%	2.23%	1.37%		1.52%	1.85%
Portfolio Turnover Rate	19.40%	59.45%	101.53%	101.07%		12.78%	13.02%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, approximately $1,000, $3,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively, $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective January 1, 2017, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.50%. Prior to January 1, 2017, the expense limitation had been 1.06%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$19.36	$18.88	$16.98	$15.10		$15.42	$14.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.34	0.31	0.30		0.28	0.21
Net realized and unrealized gains (losses)	0.47	0.65	2.11	1.88		(0.32)	1.30
Total from Investment Operations	0.66	0.99	2.42	2.18		(0.04)	1.51
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.34)	(0.31)	(0.30)		(0.28)	(0.20)
From net realized gains	–	(0.17)	(0.21)	–		–	–
Total Distributions Paid	(0.18)	(0.51)	(0.52)	(0.30)		(0.28)	(0.20)
Net Asset Value, End of Period	$19.84	$19.36	$18.88	$16.98		$15.10	$15.42
Total Return(1)	3.42%	5.45%	14.34%	14.60%		(0.22)%	10.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$240,987	$245,220	$244,798	$127,255		$144,226	$169,711
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.46%	0.46%	0.46%	0.49	%(4)	0.59%	0.62%
Expenses, before reimbursements and credits	0.56%	0.56%	0.58%	0.63%		0.59%	0.83%
Net investment income, net of reimbursements and credits(3)	1.90%	1.76%	1.75%	1.85	%(4)	1.82%	1.57%
Net investment income, before reimbursements and credits	1.80%	1.66%	1.63%	1.71%		1.82%	1.36%
Portfolio Turnover Rate	17.60%	45.92%	50.70%	66.77%		56.10%	41.81%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and for the fiscal years ended March 31, 2019, 2018 and 2017, respectively, approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016 and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.45%. Prior to June 15, 2016, the expense limitation had been 0.60%.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$16.42	$15.83	$15.22	$12.95		$13.99	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.34	0.35	0.27		0.22	0.23
Net realized and unrealized gains (losses)	0.56	0.50	0.64	2.22		(1.04)	1.12
Total from Investment Operations	0.77	0.84	0.99	2.49		(0.82)	1.35
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.25)	(0.38)	(0.22)		(0.22)	(0.36)
From net realized gains	–	–	–	–		–	–
Total Distributions Paid	–	(0.25)	(0.38)	(0.22)		(0.22)	(0.36)
Net Asset Value, End of Period	$17.19	$16.42	$15.83	$15.22		$12.95	$13.99
Total Return(1)	4.69%	5.52%	6.43%	19.29%		(5.87)%	10.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$70,752	$85,581	$89,814	$93,854		$89,048	$104,545
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.56%	0.59%	0.58%	0.63	%(4)	0.87%	0.86%
Expenses, before reimbursements and credits	0.88%	0.83%	0.90%	1.12%		1.09%	1.18%
Net investment income, net of reimbursements and credits(3)	2.02%	1.95%	2.08%	1.80	%(4)	1.58%	1.47%
Net investment income, before reimbursements and credits	1.70%	1.71%	1.76%	1.31%		1.36%	1.15%
Portfolio Turnover Rate	24.92%	96.45%	110.59%	71.22%		60.22%	125.47%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and for the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and approximately $1,000 and $1,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.55%. Prior to June 15, 2016, the expense limitation had been 0.85%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$25.57	$25.47	$24.01	$19.56		$22.26	$21.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	0.20	0.17	0.13		0.11	0.12
Net realized and unrealized gains (losses)	0.19	0.19	2.40	4.48		(2.15)	2.00
Total from Investment Operations	0.30	0.39	2.57	4.61		(2.04)	2.12
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.16)	(0.04)	(0.14)		(0.12)	(0.11)
From net realized gains	–	(0.13)	(1.07)	(0.02)		(0.54)	(0.94)
Total Distributions Paid	–	(0.29)	(1.11)	(0.16)		(0.66)	(1.05)
Net Asset Value, End of Period	$25.87	$25.57	$25.47	$24.01		$19.56	$22.26
Total Return(1)	1.17%	1.68%	10.66%	23.57%		(9.18)%	10.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$461,609	$461,250	$466,512	$490,643		$313,983	$279,689
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.65%	0.65%	0.65%	0.67	%(4)	0.75%	0.75%
Expenses, before reimbursements and credits	0.76%	0.74%	0.78%	0.88%		0.92%	0.96%
Net investment income, net of reimbursements and credits(3)	0.85%	0.73%	0.64%	0.67	%(4)	0.59%	0.67%
Net investment income, before reimbursements and credits	0.74%	0.64%	0.51%	0.46%		0.42%	0.46%
Portfolio Turnover Rate	9.73%	20.96%	6.28%	16.21%		14.31%	12.84%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $13,000, $14,000 and $17,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and for the fiscal years ended March 31, 2019, 2018 and 2017, respectively and approximately $12,000 and $2,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain expected expenses noted in the Notes to the Financial Statements) to 0.65%. Prior to June 15, 2016, the expense limitation had been 0.75%.

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$20.18	$22.71	$24.00	$19.81	$21.61	$21.13
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.21	0.20	0.19	0.24	0.20
Net realized and unrealized gains (losses)	0.35	(0.59)	0.79	4.55	(1.17)	1.40
Total from Investment Operations	0.48	(0.38)	0.99	4.74	(0.93)	1.60
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.16)	(0.21)	(0.22)	(0.23)	(0.19)
From net realized gains	–	(1.99)	(2.07)	(0.33)	(0.64)	(0.93)
Total Distributions Paid	–	(2.15)	(2.28)	(0.55)	(0.87)	(1.12)
Net Asset Value, End of Period	$20.66	$20.18	$22.71	$24.00	$19.81	$21.61
Total Return(1)	2.38%	(0.45)%	3.76%	23.82%	(4.22)%	7.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,032,310	$2,972,451	$3,538,528	$3,777,051	$2,914,311	$3,007,717
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.12%	1.12%	1.13%	1.22%	1.23%	1.26%
Net investment income, net of reimbursements and credits(3)	1.28%	0.86%	0.82%	0.89%	1.13%	0.97%
Net investment income, before reimbursements and credits	1.16%	0.74%	0.69%	0.67%	0.90%	0.71%
Portfolio Turnover Rate	13.42%	16.02%	18.65%	11.48%	25.31%	16.22%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $81,000, $110,000, $119,000 and $184,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively and approximately $91,000 and $25,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	PERIOD ENDED MAR 31, 2018(1)
Net Asset Value, Beginning of Period	$11.15	$10.46	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.17	0.06
Net realized and unrealized gains (losses)	0.51	0.77	0.46
Total from Investment Operations	0.59	0.94	0.52
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)	(0.16)	(0.06)
From net realized gains	–	(0.09)	–
Total Distributions Paid	(0.08)	(0.25)	(0.06)
Net Asset Value, End of Period	$11.66	$11.15	$10.46
Total Return(2)	5.44%	9.09%	5.17%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$107,719	$38,168	$22,854
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.43%	0.43%	0.43%
Expenses, before reimbursements and credits	0.67%	1.32%	2.08%
Net investment income, net of reimbursements and credits(4)	1.57%	1.69%	1.53	%(5)
Net investment income (loss), before reimbursements and credits	1.33%	0.80%	(0.12	)%(5)
Portfolio Turnover Rate	10.78%	51.43%	10.19%

(1)	Commenced investment operations on October 2, 2017.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $2,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and less than $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2019 and for the period from October 2, 2017 (commencement of operations) to March 31, 2018. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced investment operations on October 2, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9%

Aerospace & Defense – 4.0%

Boeing (The) Co.	7,627	$2,902

L3Harris Technologies, Inc.	5,424	1,131

Lockheed Martin Corp.	8,967	3,498
		7,531

Apparel & Textile Products – 1.7%

Hanesbrands, Inc.	97,515	1,494

VF Corp.	18,035	1,605
		3,099

Asset Management – 1.2%

Ameriprise Financial, Inc.	10,345	1,522

Franklin Resources, Inc.	23,015	664
		2,186

Banking – 5.7%

Bank of America Corp.	37,221	1,086

Citigroup, Inc.	16,653	1,150

Comerica, Inc.	22,089	1,457

Fifth Third Bancorp	31,984	876

JPMorgan Chase & Co.	46,946	5,525

Wells Fargo & Co.	10,938	552
		10,646

Biotechnology & Pharmaceuticals – 8.8%

AbbVie, Inc.	41,809	3,166

Amgen, Inc.	18,412	3,563

Eli Lilly & Co.	17,486	1,955

Johnson & Johnson	17,379	2,249

Merck & Co., Inc.	20,331	1,711

Pfizer, Inc.	107,042	3,846
		16,490

Chemicals – 2.7%

Chemours (The) Co.	66,746	997

Dow, Inc.	34,333	1,636

Eastman Chemical Co.	20,085	1,483

LyondellBasell Industries N.V., Class A	10,262	918
		5,034

Commercial Services – 0.7%

H&R Block, Inc.	56,799	1,342

Consumer Products – 6.2%

Altria Group, Inc.	34,640	1,417

Clorox (The) Co.	8,773	1,333

Coca-Cola (The) Co.	11,542	628

Colgate-Palmolive Co.	31,820	2,339

Kimberly-Clark Corp.	7,935	1,127

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Consumer Products – 6.2% – continued

PepsiCo, Inc.	30,760	$4,217

Spectrum Brands Holdings, Inc.	10,614	559
		11,620

Containers & Packaging – 0.8%

International Paper Co.	36,534	1,528

Distributors – Consumer Staples – 0.8%

Bunge Ltd.	24,670	1,397

Gaming, Lodging & Restaurants – 1.5%

Las Vegas Sands Corp.	24,573	1,419

Wyndham Destinations, Inc.	29,548	1,360
		2,779

Hardware – 9.2%

Apple, Inc.	44,135	9,885

Cisco Systems, Inc.	83,877	4,144

HP, Inc.	85,548	1,619

Seagate Technology PLC	27,932	1,502
		17,150

Health Care Facilities & Services – 1.2%

Cardinal Health, Inc.	31,484	1,486

UnitedHealth Group, Inc.	3,005	653
		2,139

Home & Office Products – 0.8%

Whirlpool Corp.	9,711	1,538

Institutional Financial Services – 0.4%

BGC Partners, Inc., Class A	131,738	725

Insurance – 1.6%

Aflac, Inc.	31,868	1,668

Allstate (The) Corp.	10,360	1,126

Berkshire Hathaway, Inc., Class B *	1,265	263
		3,057

Machinery – 2.4%

Caterpillar, Inc.	20,864	2,635

Illinois Tool Works, Inc.	11,132	1,742
		4,377

Media – 4.9%

Alphabet, Inc., Class A (1)*	2,368	2,892

CBS Corp., Class B (Non Voting)	35,326	1,426

Facebook, Inc., Class A (1)*	3,062	545

Interpublic Group of (The) Cos., Inc.	37,388	806

Omnicom Group, Inc.	19,377	1,517

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Media – 4.9% – continued

Sinclair Broadcast Group, Inc., Class A	31,360	$1,340

Sirius XM Holdings, Inc.	96,651	605
		9,131

Medical Equipment & Devices – 1.6%

Baxter International, Inc.	12,267	1,073

Hill-Rom Holdings, Inc.	13,041	1,372

Medtronic PLC	4,874	530
		2,975

Oil, Gas & Coal – 5.0%

Chevron Corp.	36,191	4,292

Occidental Petroleum Corp.	36,981	1,645

Phillips 66	16,635	1,704

Valero Energy Corp.	19,324	1,647
		9,288

Real Estate Investment Trusts – 5.1%

Apple Hospitality REIT, Inc.	84,659	1,404

Brixmor Property Group, Inc.	69,666	1,413

HCP, Inc.	24,018	856

Host Hotels & Resorts, Inc.	44,334	767

Kimco Realty Corp.	22,624	472

Medical Properties Trust, Inc.	38,616	755

Park Hotels & Resorts, Inc.	28,313	707

Simon Property Group, Inc.	11,423	1,778

Weingarten Realty Investors	48,279	1,406
		9,558

Recreational Facilities & Services – 0.4%

Six Flags Entertainment Corp.	14,162	719

Retail – Consumer Staples – 2.5%

Walgreens Boots Alliance, Inc.	31,046	1,717

Walmart, Inc.	24,933	2,959
		4,676

Retail – Discretionary – 4.0%

Amazon.com, Inc. (1)*	1,535	2,664

Home Depot (The), Inc.	20,329	4,717
		7,381

Semiconductors – 5.6%

KLA Corp.	5,855	934

Lam Research Corp.	5,279	1,220

Maxim Integrated Products, Inc.	25,843	1,497

QUALCOMM, Inc.	41,480	3,164

Texas Instruments, Inc.	28,538	3,688
		10,503

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.9% – continued

Software – 5.6%

Activision Blizzard, Inc.	25,203	$1,334

Intuit, Inc.	5,169	1,375

Microsoft Corp.	36,786	5,114

Oracle Corp.	45,890	2,525
		10,348

Specialty Finance – 5.0%

American Express Co.	25,231	2,984

Mastercard, Inc., Class A	11,562	3,140

Navient Corp.	7,246	93

Santander Consumer USA Holdings, Inc.	52,863	1,348

Synchrony Financial	14,439	492

Visa, Inc., Class A	7,567	1,302
		9,359

Technology Services – 1.6%

Accenture PLC, Class A	6,282	1,208

International Business Machines Corp.	12,777	1,858
		3,066

Telecom – 2.7%

AT&T, Inc.	24,583	930

CenturyLink, Inc.	64,280	802

Verizon Communications, Inc.	53,610	3,236
		4,968

Transportation Equipment – 0.8%

Cummins, Inc.	9,625	1,566

Utilities – 4.4%

AES Corp.	7,781	127

DTE Energy Co.	6,960	925

Exelon Corp.	36,032	1,741

FirstEnergy Corp.	19,424	937

OGE Energy Corp.	30,745	1,395

Pinnacle West Capital Corp.	15,011	1,457

PPL Corp.	49,048	1,545
		8,127
Total Common Stocks
(Cost $146,031)		184,303

INVESTMENT COMPANIES – 0.9%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (2)(3)	1,769,791	1,770
Total Investment Companies
(Cost $1,770)		1,770

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.00%, 1/9/20 (4)(5)	$210	$209
Total Short-Term Investments
(Cost $209)		209

Total Investments – 99.9%
(Cost $148,010)		186,282

Other Assets less Liabilities – 0.1%		128
NET ASSETS – 100.0%		$186,410

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	14	$2,085	Long	12/19	$(8)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	VALUE (000s)
Alphabet, Inc., Exp. Date 10/18/19, Strike Price $1,310.00	(23)	$(2,809)	$(1)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	VALUE (000s)
Amazon.com, Inc., Exp. Date 10/18/19, Strike Price $1,875.00	(15)	$(2,604)	$(3)

Facebook, Inc., Exp. Date 10/18/19, Strike Price $195.00	(30)	(534)	(1)

Total Written Options Contracts			$(5)

(Premiums Received (000S) $17)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.4%
Consumer Discretionary	9.1
Consumer Staples	9.6
Energy	5.0
Financials	11.7
Health Care	11.7
Industrials	7.3
Information Technology	24.0
Materials	3.6
Real Estate	5.2
Utilities	4.4

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$184,303	$–	$–	$184,303
Investment Companies	1,770	–	–	1,770
Short-Term Investments	–	209	–	209
Total Investments	$186,073	$209	$–	$186,282

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Liabilities
Written Options	$(5)	$–	$–	$(5)
Futures Contracts	(8)	–	–	(8)
Total Other Financial Instruments	$(13)	$–	$–	$(13)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1)

Australia – 5.6%

AGL Energy Ltd.	22,484	$291

Aurizon Holdings Ltd.	237,928	948

AusNet Services	178,356	218

Australia & New Zealand Banking Group Ltd.	127,514	2,464

BHP Group Ltd.	26,894	666

Flight Centre Travel Group Ltd.	17,965	578

Fortescue Metals Group Ltd.	276,429	1,658

Harvey Norman Holdings Ltd.	148,857	456

Macquarie Group Ltd.	5,243	465

Ramsay Health Care Ltd.	3,799	166

Santos Ltd.	127,427	668

Sonic Healthcare Ltd.	16,715	317

Telstra Corp. Ltd.	416,997	989

Woodside Petroleum Ltd.	9,109	200
		10,084

Austria – 1.1%

OMV A.G.	11,109	595

Raiffeisen Bank International A.G.	62,794	1,460
		2,055

Belgium – 0.7%

Colruyt S.A.	902	49

Proximus SADP	41,519	1,234
		1,283

Canada – 9.0%

Alimentation Couche-Tard, Inc., Class B	41,250	1,264

Atco Ltd., Class I	6,411	235

Canadian National Railway Co.	227	20

Canadian Natural Resources Ltd.	44,778	1,191

Canadian Pacific Railway Ltd.	3,458	769

CGI, Inc. *	10,506	831

CI Financial Corp.	108,137	1,578

Constellation Software, Inc.	366	366

Emera, Inc.	2,393	105

Fortis, Inc.	384	16

Gildan Activewear, Inc.	14,685	521

Hydro One Ltd. (2)	14,356	265

iA Financial Corp., Inc.	34,134	1,553

Magna International, Inc.	397	21

Manulife Financial Corp.	115,070	2,111

Methanex Corp.	25,523	906

National Bank of Canada	17,838	888

Nutrien Ltd.	7,583	378

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Canada – 9.0% – continued

Quebecor, Inc., Class B	3,612	$82

TC Energy Corp.	45,661	2,364

Teck Resources Ltd., Class B	39,187	635

Thomson Reuters Corp.	2,864	191
		16,290

China – 0.5%

Yangzijiang Shipbuilding Holdings Ltd.	1,361,600	946

Denmark – 1.9%

Carlsberg A/S, Class B	11,297	1,671

Novo Nordisk A/S, Class B	1,272	66

Orsted A/S (2)	309	29

Pandora A/S	2,811	113

Vestas Wind Systems A/S	20,741	1,611
		3,490

Finland – 1.5%

Metso OYJ	22,304	833

Neste OYJ	5,547	183

UPM-Kymmene OYJ	56,034	1,658
		2,674

France – 9.2%

BNP Paribas S.A.	42,413	2,068

Capgemini S.E.	13,549	1,598

Cie de Saint-Gobain	2,256	89

Cie Generale des Etablissements Michelin S.C.A.	13,890	1,552

CNP Assurances	39,449	763

Dassault Aviation S.A.	56	79

Engie S.A.	33,985	555

Eutelsat Communications S.A.	53,354	993

Imerys S.A.	25,738	1,036

Ingenico Group S.A.	9,562	934

Kering S.A.	420	214

LVMH Moet Hennessy Louis Vuitton S.E.	4,934	1,964

Peugeot S.A.	4,025	101

Sanofi	33,602	3,116

Societe BIC S.A.	17,448	1,172

Sodexo S.A.	3,747	421
		16,655

Germany – 6.7%

adidas A.G.	2,762	860

Allianz S.E. (Registered)	5,934	1,384

Covestro A.G. (2)	33,031	1,635

E.ON S.E.	5,481	53

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Germany – 6.7% – continued

HeidelbergCement A.G.	15,788	$1,141

HOCHTIEF A.G.	4,733	539

HUGO BOSS A.G.	22,942	1,230

LANXESS A.G.	239	15

Merck KGaA	15,290	1,723

METRO A.G.	15,607	246

SAP S.E.	18,368	2,159

Uniper S.E.	8,692	285

Vonovia S.E.	16,594	842
		12,112

Hong Kong – 3.5%

BOC Hong Kong Holdings Ltd.	379,657	1,295

CK Asset Holdings Ltd.	217,798	1,483

CK Infrastructure Holdings Ltd.	14,521	97

CLP Holdings Ltd.	1,322	14

Hang Seng Bank Ltd.	23,181	502

Hong Kong & China Gas Co. Ltd.	30,347	59

Link REIT	136,088	1,494

NWS Holdings Ltd.	140,585	218

WH Group Ltd. (2)	1,339,500	1,212
		6,374

Israel – 1.5%

Bank Leumi Le-Israel B.M.	168,196	1,197

Check Point Software Technologies Ltd. *	12,539	1,373

Mizrahi Tefahot Bank Ltd.	2,841	71
		2,641

Italy – 2.2%

Atlantia S.p.A.	16,471	399

Enel S.p.A.	123,218	920

Leonardo S.p.A.	9,441	111

Mediobanca Banca di Credito Finanziario S.p.A.	49,399	540

Poste Italiane S.p.A. (2)	146,862	1,672

Snam S.p.A.	52,152	264
		3,906

Japan – 21.9%

ABC-Mart, Inc.	24,000	1,526

Advantest Corp.	8,300	367

AGC, Inc.	400	12

Alfresa Holdings Corp.	65,609	1,472

Asahi Group Holdings Ltd.	37,000	1,832

Astellas Pharma, Inc.	116,500	1,665

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Japan – 21.9% – continued

Bridgestone Corp.	36,310	$1,412

Brother Industries Ltd.	65,922	1,203

Central Japan Railway Co.	9,039	1,866

Chubu Electric Power Co., Inc.	20,700	300

Daito Trust Construction Co. Ltd.	4,320	554

Daiwa House Industry Co. Ltd.	51,800	1,688

East Japan Railway Co.	8,800	842

FUJIFILM Holdings Corp.	1,300	57

Hitachi Ltd.	39,100	1,464

Honda Motor Co. Ltd.	13,200	344

Hoya Corp.	3,900	318

ITOCHU Corp.	89,627	1,858

Japan Airlines Co. Ltd.	6,000	178

Kajima Corp.	6,000	79

Kamigumi Co. Ltd.	47,500	1,076

KDDI Corp.	60,919	1,592

Marubeni Corp.	27,800	186

Mitsubishi Chemical Holdings Corp.	50,500	362

Mitsubishi Corp.	30,500	751

Mitsui & Co. Ltd.	23,800	391

Nippon Telegraph & Telephone Corp.	3,567	171

NSK Ltd.	4,000	34

NTT DOCOMO, Inc.	41,600	1,062

Obayashi Corp.	52,100	521

ORIX Corp.	61,200	916

Otsuka Corp.	25,000	1,002

Resona Holdings, Inc.	205,500	885

SoftBank Group Corp.	12,900	507

Subaru Corp.	26,700	755

Sumitomo Heavy Industries Ltd.	28,400	848

Sumitomo Mitsui Financial Group, Inc.	67,500	2,318

Suntory Beverage & Food Ltd.	25,676	1,098

THK Co. Ltd.	2,000	53

Tokyo Electric Power Co. Holdings, Inc. *	49,200	241

Tokyo Electron Ltd.	4,100	787

Tokyo Gas Co. Ltd.	12,062	305

Tosoh Corp.	91,444	1,217

Toyota Motor Corp.	52,100	3,495
		39,610

Macau – 0.2%

Wynn Macau Ltd.	170,412	335

Netherlands – 3.4%

ABN AMRO Bank N.V. – C.V.A. (2)	50,333	887

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Netherlands – 3.4% – continued

Koninklijke Ahold Delhaize N.V.	33,404	$836

NXP Semiconductors N.V.	2,978	325

Royal Dutch Shell PLC, Class B	142,234	4,178
		6,226

New Zealand – 0.2%

Fisher & Paykel Healthcare Corp. Ltd.	32,346	350

Meridian Energy Ltd.	21,261	69
		419

Norway – 1.5%

DNB ASA	59,624	1,053

Equinor ASA	90,838	1,723
		2,776

Portugal – 0.2%

EDP – Energias de Portugal S.A.	80,076	311

Singapore – 1.3%

ComfortDelGro Corp. Ltd.	55,670	97

DBS Group Holdings Ltd.	31,000	559

United Overseas Bank Ltd.	93,657	1,735
		2,391

Spain – 1.6%

ACS Actividades de Construccion y Servicios S.A.	41,538	1,662

Enagas S.A.	11,073	257

Endesa S.A.	11,066	291

Iberdrola S.A.	67,950	706
		2,916

Sweden – 3.3%

Essity AB, Class B	5,440	159

Hennes & Mauritz AB, Class B	25,123	487

ICA Gruppen AB	9,307	430

Industrivarden AB, Class C	26,844	588

Sandvik AB	115,902	1,805

Skandinaviska Enskilda Banken AB, Class A	157,064	1,445

Skanska AB, Class B	10,298	209

SKF AB, Class B	42,158	698

Volvo AB, Class B	15,466	217
		6,038

Switzerland – 7.5%

Adecco Group A.G. (Registered)	20,380	1,127

Alcon, Inc. *	3,998	233

EMS-Chemie Holding A.G. (Registered)	360	224

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.6% (1) – continued

Switzerland – 7.5% – continued

Nestle S.A. (Registered)	40,568	$4,401

Novartis A.G. (Registered)	20,049	1,741

Roche Holding A.G. (Genusschein)	14,357	4,187

Swisscom A.G. (Registered)	3,237	1,596
		13,509

United Kingdom – 14.1%

3i Group PLC	123,224	1,767

Anglo American PLC	77,498	1,785

Ashtead Group PLC	9,230	257

Barratt Developments PLC	52,757	421

Berkeley Group Holdings (The) PLC	17,460	897

British American Tobacco PLC	34,956	1,292

BT Group PLC	194,772	428

Coca-Cola European Partners PLC	5,935	329

Fiat Chrysler Automobiles N.V.	76,309	989

GlaxoSmithKline PLC	121,858	2,609

HSBC Holdings PLC	2,483	19

Imperial Brands PLC	62,281	1,399

Legal & General Group PLC	584,208	1,784

Lloyds Banking Group PLC	3,129,699	2,087

Meggitt PLC	175,948	1,375

National Grid PLC	41,789	453

Next PLC	1,093	83

Pearson PLC	95,305	864

Persimmon PLC	20,156	538

Rio Tinto PLC	14,594	758

Smith & Nephew PLC	34,921	841

Smiths Group PLC	25,375	490

Tesco PLC	103,246	306

Unilever N.V.	58,734	3,529

United Utilities Group PLC	17,736	180
		25,480

United States – 0.0%

Bausch Health Cos., Inc. *	2,629	57
Total Common Stocks
(Cost $184,932)		178,578

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (3)(4)	268,740	$269
Total Investment Companies
(Cost $269)		269

Total Investments – 98.7%
(Cost $185,201)		178,847

Other Assets less Liabilities – 1.3%		2,312
Net Assets – 100.0%		$181,159

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
Euro Stoxx 50 (Euro)	28	$1,085	Long	12/19	$15

FTSE 100 Index (British Pound)	5	454	Long	12/19	7

S&P/TSX 60 Index (Canadian Dollar)	1	150	Long	12/19	(1)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
SPI 200 Index (Australian Dollar)	3	$338	Long	12/19	$–*

Yen Denominated Nikkei 225 (Japanese Yen)	6	607	Long	12/19	10

Total					$31

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

*	Amounts round to less than a thousand.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.3%
Consumer Discretionary	10.8
Consumer Staples	11.2
Energy	6.2
Financials	20.2
Health Care	10.6
Industrials	13.8
Information Technology	7.0
Materials	7.9
Real Estate	3.4
Utilities	3.6

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	27.0%
Japanese Yen	22.2
British Pound	13.9
Canadian Dollar	9.1
Swiss Franc	7.6
Australian Dollar	5.6
All other currencies less than 5%	14.6

Total	100.0%

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$16,290	$–	$–	$16,290
Israel	1,373	1,268	–	2,641
Netherlands	325	5,901	–	6,226
United Kingdom	329	25,151	–	25,480
United States	57	–	–	57
All Other Countries (1)	–	127,884	–	127,884
Total Common Stocks	18,374	160,204	–	178,578
Investment Companies	269	–	–	269
Total Investments	$18,643	$160,204	$–	$178,847

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$32	$–	$–	$32
Liabilities
Futures Contracts	(1)	–	–	(1)
Total Other Financial Instruments	$31	$–	$–	$31

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1%

Aerospace & Defense – 1.9%

Boeing (The) Co.	794	$302

L3Harris Technologies, Inc.	2,676	558

Lockheed Martin Corp.	6,264	2,444

Spirit AeroSystems Holdings, Inc., Class A	15,367	1,264
		4,568

Asset Management – 0.7%

Franklin Resources, Inc.	56,669	1,635

Automotive – 0.1%

Gentex Corp.	10,148	279

Banking – 5.1%

Bank of America Corp.	94,279	2,750

CIT Group, Inc.	20,364	923

Citigroup, Inc.	45,365	3,134

Citizens Financial Group, Inc.	43	2

JPMorgan Chase & Co.	20,199	2,377

Regions Financial Corp.	88,375	1,398

Wells Fargo & Co.	31,981	1,613
		12,197

Biotechnology & Pharmaceuticals – 6.6%

AbbVie, Inc.	150	11

Amgen, Inc.	13,065	2,528

Biogen, Inc. *	4,522	1,053

Bristol-Myers Squibb Co.	11,230	570

Celgene Corp. *	6,754	671

Eli Lilly & Co.	15,008	1,678

Gilead Sciences, Inc.	10,434	661

Johnson & Johnson	36,647	4,742

Merck & Co., Inc.	41,984	3,534

Pfizer, Inc.	14,392	517
		15,965

Chemicals – 1.6%

3M Co.	7,849	1,290

Celanese Corp.	4,604	563

LyondellBasell Industries N.V., Class A	19,084	1,708

PPG Industries, Inc.	2,709	321
		3,882

Commercial Services – 1.2%

H&R Block, Inc.	55,502	1,311

ManpowerGroup, Inc.	3,387	285

Robert Half International, Inc.	23,542	1,311
		2,907

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Construction Materials – 0.1%

Carlisle Cos., Inc.	968	$141

Consumer Products – 4.9%

Altria Group, Inc.	4,649	190

Clorox (The) Co.	2,322	353

Coca-Cola (The) Co.	9,683	527

General Mills, Inc.	32,521	1,793

Herbalife Nutrition Ltd. *	11,595	439

Hershey (The) Co.	4,068	630

Kimberly-Clark Corp.	13,765	1,955

PepsiCo, Inc.	19,508	2,675

Philip Morris International, Inc.	21,374	1,623

Procter & Gamble (The) Co.	11,658	1,450

Spectrum Brands Holdings, Inc.	1,437	76
		11,711

Containers & Packaging – 0.0%

International Paper Co.	1,751	73

Distributors – Consumer Staples – 0.3%

Sysco Corp.	10,516	835

Electrical Equipment – 1.2%

Eaton Corp. PLC	5,026	418

Emerson Electric Co.	226	15

Hubbell, Inc.	9,231	1,213

Johnson Controls International PLC	29,208	1,282
		2,928

Gaming, Lodging & Restaurants – 1.4%

Darden Restaurants, Inc.	174	20

McDonald’s Corp.	568	122

Starbucks Corp.	18,491	1,635

Wyndham Destinations, Inc.	35,592	1,638
		3,415

Hardware – 6.6%

Apple, Inc.	48,998	10,974

Cisco Systems, Inc.	72,383	3,577

HP, Inc.	58,842	1,113

Zebra Technologies Corp., Class A *	1,586	327
		15,991

Health Care Facilities & Services – 2.7%

AmerisourceBergen Corp.	17,819	1,467

Anthem, Inc.	1,670	401

McKesson Corp.	11,964	1,635

UnitedHealth Group, Inc.	14,326	3,113
		6,616

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Home & Office Products – 2.3%

Masco Corp.	29,580	$1,233

NVR, Inc. *	323	1,201

PulteGroup, Inc.	40,793	1,491

Scotts Miracle-Gro (The) Co.	4,980	507

Snap-on, Inc.	7,271	1,138
		5,570

Industrial Services – 0.2%

W.W. Grainger, Inc.	1,532	455

Institutional Financial Services – 2.1%

Goldman Sachs Group (The), Inc.	10,649	2,207

Jefferies Financial Group, Inc.	57,323	1,055

Morgan Stanley	41,403	1,766
		5,028

Insurance – 4.0%

Aflac, Inc.	20,847	1,091

American International Group, Inc.	16,901	941

Assured Guaranty Ltd.	33,165	1,474

AXA Equitable Holdings, Inc.	64,511	1,430

Berkshire Hathaway, Inc., Class B *	11,181	2,326

MetLife, Inc.	41,601	1,962

Prudential Financial, Inc.	5,329	479

Voya Financial, Inc.	103	6
		9,709

Iron & Steel – 1.0%

Nucor Corp.	6,898	351

Reliance Steel & Aluminum Co.	15,103	1,505

Steel Dynamics, Inc.	17,897	534
		2,390

Machinery – 0.9%

Oshkosh Corp.	21,221	1,609

Parker-Hannifin Corp.	2,896	523
		2,132

Media – 7.7%

Alphabet, Inc., Class A *	5,783	7,062

AMC Networks, Inc., Class A *	18,678	918

Booking Holdings, Inc. *	132	259

Comcast Corp., Class A	30,740	1,386

Facebook, Inc., Class A *	20,493	3,649

Interpublic Group of (The) Cos., Inc.	452	10

Netflix, Inc. *	1,906	510

Omnicom Group, Inc.	21,224	1,662

Sinclair Broadcast Group, Inc., Class A	25,717	1,099

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Media – 7.7% – continued

VeriSign, Inc. *	552	$104

Viacom, Inc., Class B	45,785	1,100

Walt Disney (The) Co.	5,817	758
		18,517

Medical Equipment & Devices – 4.1%

Abbott Laboratories	13,090	1,095

Baxter International, Inc.	21,491	1,880

IDEXX Laboratories, Inc. *	5,815	1,581

Medtronic PLC	27,183	2,953

Mettler-Toledo International, Inc. *	871	613

Stryker Corp.	849	184

Waters Corp. *	7,406	1,653
		9,959

Oil, Gas & Coal – 4.9%

Baker Hughes a GE Co.	11,148	259

Chevron Corp.	30,970	3,673

ConocoPhillips	39,458	2,248

Exxon Mobil Corp.	59,075	4,171

HollyFrontier Corp.	12,434	667

Phillips 66	8,580	879
		11,897

Passenger Transportation – 0.8%

Southwest Airlines Co.	34,283	1,852

Real Estate – 0.5%

CBRE Group, Inc., Class A *	20,830	1,104

Real Estate Investment Trusts – 2.9%

Brixmor Property Group, Inc.	65,445	1,328

Equity Commonwealth	43,481	1,489

Host Hotels & Resorts, Inc.	100,082	1,730

Kimco Realty Corp.	82,984	1,733

Lamar Advertising Co., Class A	8,129	666

Weingarten Realty Investors (1)	1	–
		6,946

Recreational Facilities & Services – 0.0%

Live Nation Entertainment, Inc. *	984	65

Retail – Consumer Staples – 2.8%

Target Corp.	17,548	1,876

Walgreens Boots Alliance, Inc.	30,146	1,667

Walmart, Inc.	26,440	3,138
		6,681

Retail – Discretionary – 5.5%

Amazon.com, Inc. *	3,575	6,206

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Retail – Discretionary – 5.5% – continued

AutoZone, Inc. *	1,585	$1,719

Best Buy Co., Inc.	22,141	1,528

eBay, Inc.	44,673	1,741

Home Depot (The), Inc.	5,120	1,188

Lowe’s Cos., Inc.	6,649	731

Williams-Sonoma, Inc.	904	61
		13,174

Semiconductors – 4.1%

Broadcom, Inc.	2,590	715

Intel Corp.	71,885	3,704

KLA Corp.	4,725	753

Lam Research Corp.	8,622	1,993

Texas Instruments, Inc.	20,103	2,598
		9,763

Software – 6.6%

Citrix Systems, Inc.	10,343	999

Intuit, Inc.	1,131	301

Microsoft Corp.	84,214	11,708

Oracle Corp.	50,741	2,792
		15,800

Specialty Finance – 2.8%

Ally Financial, Inc.	3,719	123

Capital One Financial Corp.	14,818	1,348

Global Payments, Inc.	10,638	1,692

Mastercard, Inc., Class A	3,236	879

Navient Corp.	91,001	1,165

Visa, Inc., Class A	8,385	1,442
		6,649

Technology Services – 3.5%

Accenture PLC, Class A	13,736	2,642

Amdocs Ltd.	23,065	1,525

Booz Allen Hamilton Holding Corp.	14,356	1,020

CDW Corp.	1,527	188

Cognizant Technology Solutions Corp., Class A	6,737	406

International Business Machines Corp.	18,726	2,723
		8,504

Telecom – 2.9%

AT&T, Inc.	112,038	4,240

Verizon Communications, Inc.	45,897	2,770
		7,010

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.1% – continued

Transportation & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	6,185	$524

Landstar System, Inc.	13,010	1,465
		1,989

Transportation Equipment – 0.8%

Allison Transmission Holdings, Inc.	248	12

Cummins, Inc.	11,262	1,832
		1,844

Utilities – 3.5%

AES Corp.	92,282	1,508

Ameren Corp.	21,584	1,728

Edison International	1,281	97

Entergy Corp.	219	26

Exelon Corp.	32,361	1,563

FirstEnergy Corp.	37,822	1,824

NRG Energy, Inc.	14,430	571

Public Service Enterprise Group, Inc.	19,784	1,228
		8,545
Total Common Stocks
(Cost $190,157)		238,726

INVESTMENT COMPANIES – 0.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (2)(3)	1,880,601	1,881
Total Investment Companies
(Cost $1,881)		1,881

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.00%, 1/9/20 (4)(5)	$275	$274
Total Short-Term Investments
(Cost $273)		274

Total Investments – 100.0%
(Cost $192,311)		240,881

Other Assets less Liabilities – 0.0%		106
NET ASSETS – 100.0%		$240,987

(1)	Value rounds to less than one thousand.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	15	$2,234	Long	12/19	$5

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.6%
Consumer Discretionary	9.6
Consumer Staples	7.3
Energy	5.0
Financials	13.1
Health Care	13.6
Industrials	8.8
Information Technology	22.7
Materials	2.3
Real Estate	3.4
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$238,726	$–	$–	$238,726
Investment Companies	1,881	–	–	1,881
Short-Term Investments	–	274	–	274
Total Investments	$240,607	$274	$–	$240,881

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$5	$–	$–	$5

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8%

Aerospace & Defense – 1.0%

Arconic, Inc.	9,766	$254

Raytheon Co.	376	74

Textron, Inc.	7,612	372
		700

Automotive – 0.6%

Gentex Corp.	14,381	396

Banking – 8.7%

Bank of America Corp.	62,431	1,821

Citigroup, Inc.	22,304	1,541

JPMorgan Chase & Co.	12,160	1,431

Popular, Inc.	7,026	380

Wells Fargo & Co.	19,850	1,001
		6,174

Biotechnology & Pharmaceuticals – 5.3%

Allergan PLC	1,311	221

Bristol-Myers Squibb Co.	2,552	129

Johnson & Johnson	7,703	996

Merck & Co., Inc.	6,416	540

Pfizer, Inc.	52,537	1,888
		3,774

Chemicals – 0.7%

DuPont de Nemours, Inc.	606	43

Eastman Chemical Co.	2,963	219

LyondellBasell Industries N.V., Class A	2,781	249
		511

Commercial Services – 0.5%

ManpowerGroup, Inc.	3,937	332

Construction Materials – 0.6%

Carlisle Cos., Inc.	2,751	400

Consumer Products – 4.5%

Archer-Daniels-Midland Co.	7,406	304

Ingredion, Inc.	2,390	196

Procter & Gamble (The) Co.	21,831	2,715
		3,215

Consumer Services – 0.3%

Graham Holdings Co., Class B	263	175

Service Corp. International	295	14
		189

Containers & Packaging – 0.6%

International Paper Co.	9,808	410

Electrical Equipment – 3.0%

Acuity Brands, Inc.	2,745	370

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Electrical Equipment – 3.0% – continued

Amphenol Corp., Class A	3,583	$346

Eaton Corp. PLC	11,145	927

General Electric Co.	10,759	96

Hubbell, Inc.	2,779	365

		2,104

Forest & Paper Products – 0.4%

Domtar Corp.	8,188	293

Hardware – 3.4%

Apple, Inc.	1,599	358

Cisco Systems, Inc.	41,306	2,041

		2,399

Health Care Facilities & Services – 1.2%

Anthem, Inc.	1,871	449

Cardinal Health, Inc.	249	12

McKesson Corp.	2,845	389

		850

Home & Office Products – 1.6%

D.R. Horton, Inc.	118	6

Lennar Corp., Class A	7,738	432

PulteGroup, Inc.	11,696	428

Toll Brothers, Inc.	6,979	286

		1,152

Industrial Services – 0.5%

MSC Industrial Direct Co., Inc., Class A	4,813	349

Institutional Financial Services – 4.1%

Bank of New York Mellon (The) Corp.	14,611	661

Goldman Sachs Group (The), Inc.	5,871	1,217

Morgan Stanley	23,912	1,020

		2,898

Insurance – 6.0%

Alleghany Corp. *	314	251

Allstate (The) Corp.	4,228	460

Assured Guaranty Ltd.	8,546	380

Athene Holding Ltd., Class A *	6,466	272

Berkshire Hathaway, Inc., Class B *	3,745	779

Chubb Ltd.	5,714	923

Loews Corp.	7,643	393

Reinsurance Group of America, Inc.	1,440	230

RenaissanceRe Holdings Ltd.	1,129	218

White Mountains Insurance Group Ltd.	343	370

		4,276

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Iron & Steel – 1.1%

Nucor Corp.	1,625	$83

Reliance Steel & Aluminum Co.	4,134	412

Steel Dynamics, Inc.	9,996	298
		793

Machinery – 1.7%

AGCO Corp.	4,755	360

Oshkosh Corp.	4,492	341

Parker-Hannifin Corp.	2,698	487
		1,188

Media – 3.5%

Charter Communications, Inc., Class A *	688	283

Comcast Corp., Class A	22,373	1,009

Discovery, Inc., Class A *	13,748	366

DISH Network Corp., Class A *	4,578	156

John Wiley & Sons, Inc., Class A	7,730	340

Viacom, Inc., Class B	13,365	321
		2,475

Medical Equipment & Devices – 8.6%

Abbott Laboratories	12,158	1,017

Agilent Technologies, Inc.	688	53

Baxter International, Inc.	7,430	650

Becton Dickinson and Co.	1,682	425

Danaher Corp.	815	118

Hill-Rom Holdings, Inc.	1,802	190

Medtronic PLC	17,205	1,869

STERIS PLC	1,589	229

Thermo Fisher Scientific, Inc.	5,396	1,572
		6,123

Oil, Gas & Coal – 7.2%

Baker Hughes a GE Co.	3,366	78

Chevron Corp.	17,960	2,130

Devon Energy Corp.	14,546	350

Exxon Mobil Corp.	14,942	1,055

Helmerich & Payne, Inc.	7,498	300

HollyFrontier Corp.	8,549	459

Patterson-UTI Energy, Inc.	3,898	33

PBF Energy, Inc., Class A	12,821	349

Schlumberger Ltd.	9,375	320
		5,074

Real Estate Investment Trusts – 6.1%

Alexandria Real Estate Equities, Inc.	1,717	265

American Campus Communities, Inc.	3,604	173

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Real Estate Investment Trusts – 6.1% – continued

EPR Properties	4,811	$370

Healthcare Trust of America, Inc., Class A	7,164	210

Host Hotels & Resorts, Inc.	22,809	394

Kilroy Realty Corp.	2,774	216

Kimco Realty Corp.	20,320	424

Life Storage, Inc.	3,754	396

National Retail Properties, Inc.	3,957	223

Park Hotels & Resorts, Inc.	10,074	252

Prologis, Inc.	2,342	200

Regency Centers Corp.	5,765	401

VICI Properties, Inc.	7,445	169

Weingarten Realty Investors	12,881	375

WP Carey, Inc.	2,830	253
		4,321

Retail – Consumer Staples – 5.2%

Casey’s General Stores, Inc.	1,283	207

Kroger (The) Co.	20,219	521

Target Corp.	10,674	1,141

Walgreens Boots Alliance, Inc.	7,342	406

Walmart, Inc.	11,764	1,396
		3,671

Retail – Discretionary – 1.3%

Best Buy Co., Inc.	1,986	137

Dick’s Sporting Goods, Inc.	2,213	90

Genuine Parts Co.	2,371	236

Kohl’s Corp.	5,080	252

Williams-Sonoma, Inc.	3,023	206
		921

Semiconductors – 2.7%

Broadcom, Inc.	611	169

Intel Corp.	21,526	1,109

Lam Research Corp.	562	130

NXP Semiconductors N.V.	2,678	292

Teradyne, Inc.	3,580	207
		1,907

Software – 1.7%

Oracle Corp.	21,606	1,189

Specialty Finance – 4.4%

Ally Financial, Inc.	13,446	446

Capital One Financial Corp.	7,359	670

Fidelity National Information Services, Inc.	7,608	1,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.8% – continued

Specialty Finance – 4.4% – continued

Jack Henry & Associates, Inc.	2,504	$365

Santander Consumer USA Holdings, Inc.	15,041	384

SLM Corp.	27,533	243
		3,118

Technology Services – 0.2%

International Business Machines Corp.	827	120

Telecom – 2.5%

AT&T, Inc.	26,722	1,011

Verizon Communications, Inc.	12,328	744
		1,755

Transportation & Logistics – 0.5%

Norfolk Southern Corp.	2,061	370

Transportation Equipment – 0.6%

Cummins, Inc.	2,496	406

Utilities – 7.5%

Avangrid, Inc.	6,921	362

Consolidated Edison, Inc.	3,968	375

DTE Energy Co.	2,305	307

Edison International	4,191	316

Evergy, Inc.	4,106	273

Exelon Corp.	11,845	572

National Fuel Gas Co.	6,652	312

OGE Energy Corp.	8,882	403

Pinnacle West Capital Corp.	4,084	397

PPL Corp.	14,486	456

Public Service Enterprise Group, Inc.	8,218	510

Southern (The) Co.	11,319	699

Vistra Energy Corp.	13,204	353
		5,335
Total Common Stocks
(Cost $65,964)		69,188

INVESTMENT COMPANIES – 1.9%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (1)(2)	1,374,573	1,375
Total Investment Companies
(Cost $1,375)		1,375

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 2.00%, 1/9/20 (3)(4)	$150	$149
Total Short-Term Investments
(Cost $149)		149

Total Investments – 99.9%
(Cost $67,488)		70,712

Other Assets less Liabilities – 0.1%		40
NET ASSETS – 100.0%		$70,752

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2019 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	10	$1,489	Long	12/19	$(10)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	6.1%
Consumer Discretionary	5.5
Consumer Staples	8.3
Energy	7.3
Financials	21.8
Health Care	15.5
Industrials	8.0
Information Technology	10.6
Materials	2.9
Real Estate	6.3
Utilities	7.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$69,188	$–	$–	$69,188
Investment Companies	1,375	–	–	1,375
Short-Term Investments	–	149	–	149
Total Investments	$70,563	$149	$–	$70,712

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(10)	$–	$–	$(10)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4%

Aerospace & Defense – 1.4%

AAR Corp.	8,793	$362

Aerojet Rocketdyne Holdings, Inc. *	13,160	665

AeroVironment, Inc. *	4,580	245

American Outdoor Brands Corp. *	1,281	7

Astronics Corp. *	7,062	207

Astronics Corp., Class B *	3,668	107

Axon Enterprise, Inc. *	13,876	788

Barnes Group, Inc.	11,489	592

Ducommun, Inc. *	2,990	127

Mercury Systems, Inc. *	11,157	906

Moog, Inc., Class A	7,952	645

Park Aerospace Corp.	2,778	49

Sturm Ruger & Co., Inc.	4,497	188

Wesco Aircraft Holdings, Inc. *	804	9

Woodward, Inc.	16,041	1,730
		6,627

Apparel & Textile Products – 0.8%

Crocs, Inc. *	19,296	536

Culp, Inc.	198	3

Deckers Outdoor Corp. *	5,564	820

Delta Apparel, Inc. *	8,230	196

Fossil Group, Inc. *	256	3

Movado Group, Inc.	3,429	85

Oxford Industries, Inc.	2,957	212

Steven Madden Ltd.	21,145	757

Superior Group of Cos., Inc.	7,446	120

Unifi, Inc. *	6,669	146

Weyco Group, Inc.	3,368	76

Wolverine World Wide, Inc.	25,889	732
		3,686

Asset Management – 1.0%

Altisource Asset Management Corp. *	3,139	29

Ares Management Corp., Class A	12,600	338

Artisan Partners Asset Management, Inc., Class A	4,711	133

Associated Capital Group, Inc., Class A	439	16

B. Riley Financial, Inc.	1,715	41

Bain Capital Specialty Finance, Inc.	5,900	112

Blucora, Inc. *	9,721	210

Boston Private Financial Holdings, Inc.	15,913	186

Brightsphere Investment Group, Inc.	8,600	85

Cohen & Steers, Inc.	5,797	318

Diamond Hill Investment Group, Inc.	1,019	141

Federated Investors, Inc., Class B	18,800	609

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Asset Management – 1.0% – continued

GAMCO Investors, Inc., Class A	426	$8

Hamilton Lane, Inc., Class A	4,200	239

Kennedy-Wilson Holdings, Inc.	21,180	464

Pzena Investment Management, Inc., Class A	4,495	40

Safeguard Scientifics, Inc. *	826	9

Siebert Financial Corp. *	919	9

Stifel Financial Corp.	15,370	882

StoneCastle Financial Corp.	3,650	81

Virtus Investment Partners, Inc.	2,351	260

Waddell & Reed Financial, Inc., Class A	19,276	331

Westwood Holdings Group, Inc.	496	14
		4,555

Automotive – 0.7%

Adient PLC	17,900	411

Cooper Tire & Rubber Co.	10,011	261

Dana, Inc.	36,433	526

Dorman Products, Inc. *	9,617	765

Gentherm, Inc. *	6,592	271

Methode Electronics, Inc.	7,487	252

Miller Industries, Inc.	8,537	284

Modine Manufacturing Co. *	2,602	30

Standard Motor Products, Inc.	7,036	342

Stoneridge, Inc. *	1,038	32
		3,174

Banking – 10.5%

1st Source Corp.	5,578	255

Allegiance Bancshares, Inc. *	4,136	133

American National Bankshares, Inc.	2,700	96

Ameris Bancorp	13,018	524

Ames National Corp.	2,595	74

Arrow Financial Corp.	8,220	274

Atlantic Union Bankshares Corp.	16,746	624

Axos Financial, Inc. *	14,394	398

Banc of California, Inc.	14,848	210

BancFirst Corp.	7,241	401

Banco Latinoamericano de Comercio Exterior S.A., Class E	8,049	160

Bancorp (The), Inc. *	800	8

BancorpSouth Bank	22,096	654

Bank of Hawaii Corp.	9,995	859

Bank of Marin Bancorp	7,918	328

Bank of NT Butterfield & Son (The) Ltd.	5,100	151

Bank of South Carolina Corp.	1,064	20

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banking – 10.5% – continued

BankFinancial Corp.	1,716	$20

Bankwell Financial Group, Inc.	1,074	30

Banner Corp.	6,129	344

Bar Harbor Bankshares	4,329	108

BCB Bancorp, Inc.	508	7

Berkshire Bancorp, Inc. *	121	2

Berkshire Hills Bancorp, Inc.	9,676	283

Bridge Bancorp, Inc.	3,855	114

Brookline Bancorp, Inc.	21,582	318

Bryn Mawr Bank Corp.	5,049	184

Burke & Herbert Bank & Trust Co.	20	46

C&F Financial Corp.	474	25

Cadence BanCorp	24,937	437

California First National Bancorp	1,583	27

Cambridge Bancorp	793	59

Camden National Corp.	4,039	175

Capital City Bank Group, Inc.	4,098	112

Capitol Federal Financial, Inc.	32,167	443

Capstar Financial Holdings, Inc.	7,886	131

Carolina Financial Corp.	5,723	203

Cathay General Bancorp	18,303	636

CenterState Bank Corp.	24,189	580

Central Pacific Financial Corp.	4,691	133

Century Bancorp, Inc., Class A	4,828	423

Citizens & Northern Corp.	774	20

City Holding Co.	5,814	443

Columbia Banking System, Inc.	13,684	505

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	14,163	874

Community Trust Bancorp, Inc.	5,875	250

ConnectOne Bancorp, Inc.	5,162	115

Customers Bancorp, Inc. *	679	14

CVB Financial Corp.	24,199	505

Dime Community Bancshares, Inc.	7,417	159

DNB Financial Corp.	4,442	198

Eagle Bancorp, Inc.	6,950	310

Eagle Financial Services, Inc.	100	3

Entegra Financial Corp. *	1,388	42

Enterprise Bancorp, Inc.	2,073	62

Enterprise Financial Services Corp.	4,121	168

ESSA Bancorp, Inc.	9,866	162

Financial Institutions, Inc.	7,837	237

First Bancorp	7,993	287

First BanCorp (New York Exchange)	42,600	425

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banking – 10.5% – continued

First Bancorp, Inc.	3,056	$84

First Bancshares (The), Inc.	5,089	164

First Busey Corp.	10,665	270

First Commonwealth Financial Corp.	20,318	270

First Community Bankshares, Inc.	4,707	152

First Defiance Financial Corp.	13,902	403

First Financial Bancorp	15,907	389

First Financial Bankshares, Inc.	25,794	860

First Financial Corp.	5,356	233

First Financial Northwest, Inc.	699	10

First Foundation, Inc.	5,508	84

First Internet Bancorp	5,632	121

First Interstate BancSystem, Inc., Class A	6,927	279

First Merchants Corp.	8,860	333

First Mid Bancshares, Inc.	37	1

First Midwest Bancorp, Inc.	17,751	346

First Northwest Bancorp	521	9

First of Long Island (The) Corp.	11,882	270

Flushing Financial Corp.	4,546	92

FNB Corp.	79,060	912

FS Bancorp, Inc.	116	6

Fulton Financial Corp.	40,398	654

German American Bancorp, Inc.	576	18

Glacier Bancorp, Inc.	17,223	697

Great Southern Bancorp, Inc.	5,311	302

Great Western Bancorp, Inc.	11,314	373

Guaranty Federal Bancshares, Inc.	3,967	96

Hancock Whitney Corp.	17,803	682

Hanmi Financial Corp.	9,539	179

Hawthorn Bancshares, Inc.	1,218	29

Heartland Financial USA, Inc.	6,055	271

Heritage Financial Corp.	4,507	121

Hilltop Holdings, Inc.	17,211	411

Hingham Institution for Savings	65	12

Home Bancorp, Inc.	3,200	125

Home BancShares, Inc.	35,663	670

Home Federal Bancorp, Inc.	2,692	88

HomeStreet, Inc. *	4,395	120

HomeTrust Bancshares, Inc.	1,263	33

Hope Bancorp, Inc.	23,113	331

IBERIABANK Corp.	10,801	816

Independent Bank Corp.	9,510	710

Independent Bank Corp. (Berlin Exchange)	4,579	98

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banking – 10.5% – continued

Independent Bank Group, Inc.	7,243	$381

International Bancshares Corp.	9,310	360

Investors Bancorp, Inc.	92,677	1,053

Kearny Financial Corp.	29,650	387

Kentucky First Federal Bancorp	724	5

Lake Shore Bancorp, Inc.	300	4

Lakeland Bancorp, Inc.	7,805	120

Lakeland Financial Corp.	5,004	220

Landmark Bancorp, Inc.	5,754	134

LegacyTexas Financial Group, Inc.	17,425	758

Malvern Bancorp, Inc. (1)*	9	–

Mercantile Bank Corp.	5,421	178

Meridian Bancorp, Inc.	15,190	285

Meta Financial Group, Inc.	11,789	384

Metropolitan Bank Holding Corp. *	200	8

Midland States Bancorp, Inc.	4,263	111

MidWestOne Financial Group, Inc.	564	17

MSB Financial Corp. *	2,473	40

MutualFirst Financial, Inc.	775	24

NASB Financial, Inc.	4,183	185

National Bank Holdings Corp., Class A	8,119	278

National Bankshares, Inc.	1,787	72

NBT Bancorp, Inc.	9,507	348

Nicolet Bankshares, Inc. *	1,900	126

Northeast Community Bancorp, Inc.	897	10

Northfield Bancorp, Inc.	15,211	244

Northrim BanCorp, Inc.	3,070	122

Northwest Bancshares, Inc.	16,597	272

NorthWest Indiana Bancorp	700	31

Norwood Financial Corp.	2,948	93

OceanFirst Financial Corp.	5,966	141

OFG Bancorp	7,169	157

Ohio Valley Banc Corp.	757	28

Old Line Bancshares, Inc.	2,958	86

Old National Bancorp	37,835	651

Old Second Bancorp, Inc.	10,802	132

Opus Bank	112	2

Origin Bancorp, Inc.	3,300	111

Oritani Financial Corp.	15,685	278

Pacific Premier Bancorp, Inc.	12,165	379

Park National Corp.	2,162	205

Peapack Gladstone Financial Corp.	4,379	123

Penns Woods Bancorp, Inc.	100	5

Peoples Bancorp, Inc.	4,342	138

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banking – 10.5% – continued

Peoples Financial Corp.	236	$3

Peoples Financial Services Corp.	420	19

People’s Utah Bancorp	1,684	48

Preferred Bank	2,604	136

Premier Financial Bancorp, Inc.	2,545	44

Provident Bancorp, Inc. (1)*	9	–

Provident Financial Services, Inc.	14,916	366

Prudential Bancorp, Inc.	1,050	18

QCR Holdings, Inc.	7,271	276

Renasant Corp.	9,159	321

Republic Bancorp, Inc., Class A	4,246	184

Republic First Bancorp, Inc. *	24,483	103

S&T Bancorp, Inc.	9,045	330

Sandy Spring Bancorp, Inc.	7,839	264

Seacoast Banking Corp. of Florida *	5,703	144

ServisFirst Bancshares, Inc.	10,313	342

Severn Bancorp, Inc.	1,292	10

Shore Bancshares, Inc.	691	11

Sierra Bancorp	823	22

Simmons First National Corp., Class A	14,427	359

South State Corp.	6,307	475

Southern BancShares NC, Inc.	5	19

Southern National Bancorp of Virginia, Inc.	669	10

Southside Bancshares, Inc.	7,527	257

Standard AVB Financial Corp.	947	26

Stock Yards Bancorp, Inc.	8,565	314

Texas Capital Bancshares, Inc. *	9,857	539

Tompkins Financial Corp.	4,253	345

Towne Bank	10,663	296

TriCo Bancshares	6,117	222

Triumph Bancorp, Inc. *	3,700	118

TrustCo Bank Corp. NY	9,267	76

Trustmark Corp.	15,351	524

UMB Financial Corp.	10,864	702

Umpqua Holdings Corp.	50,439	830

United Bancorp, Inc.	498	6

United Bankshares, Inc.	22,495	852

United Community Banks, Inc.	12,206	346

United Financial Bancorp, Inc.	6,279	86

Univest Financial Corp.	7,275	186

Valley National Bancorp	61,806	672

Veritex Holdings, Inc.	10,400	252

Virginia National Bankshares Corp.	105	4

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Banking – 10.5% – continued

Washington Federal, Inc.	21,674	$802

Washington Trust Bancorp, Inc.	3,406	165

Waterstone Financial, Inc.	3,824	66

Wellesley Bank	282	9

WesBanco, Inc.	12,600	471

West Bancorporation, Inc.	2,908	63

Westamerica Bancorporation	5,847	364

Western New England Bancorp, Inc.	4,095	39

WSFS Financial Corp.	16,660	735
		48,471

Biotechnology & Pharmaceuticals – 5.1%

ACADIA Pharmaceuticals, Inc. *	20,524	739

AcelRx Pharmaceuticals, Inc. *	47,000	103

Achillion Pharmaceuticals, Inc. *	23,500	85

Adamas Pharmaceuticals, Inc. *	7,366	38

ADMA Biologics, Inc. *	23,000	102

Adverum Biotechnologies, Inc. *	262	1

Aerie Pharmaceuticals, Inc. *	2,600	50

Agios Pharmaceuticals, Inc. *	10,600	343

Akorn, Inc. *	15,028	57

Albireo Pharma, Inc. *	6,426	129

Alder Biopharmaceuticals, Inc. *	8,800	166

AMAG Pharmaceuticals, Inc. *	9,847	114

Amphastar Pharmaceuticals, Inc. *	13,128	260

ANI Pharmaceuticals, Inc. *	3,619	264

Anika Therapeutics, Inc. *	5,763	316

Anixa Biosciences, Inc. *	3,567	14

Apellis Pharmaceuticals, Inc. *	990	24

Arena Pharmaceuticals, Inc. *	481	22

Arrowhead Pharmaceuticals, Inc. *	18,700	527

Arvinas, Inc. *	5,000	108

Assembly Biosciences, Inc. *	7,191	71

Axsome Therapeutics, Inc. *	4,700	95

Beyondspring, Inc. *	5,000	91

BioDelivery Sciences International, Inc. *	2,711	11

BioSpecifics Technologies Corp. *	6,529	349

Bioxcel Therapeutics, Inc. *	10,100	71

Blueprint Medicines Corp. *	9,000	661

Cambrex Corp. *	18,125	1,078

Cara Therapeutics, Inc. *	10,716	196

Catabasis Pharmaceuticals, Inc. *	13,400	72

Catalyst Biosciences, Inc. *	28,486	140

Champions Oncology, Inc. *	1,729	10

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Biotechnology & Pharmaceuticals – 5.1% – continued

Chiasma, Inc. *	13,881	$69

China Biologic Products Holdings, Inc. *	7,038	806

Coherus Biosciences, Inc. *	13,593	275

Collegium Pharmaceutical, Inc. *	8,606	99

Concert Pharmaceuticals, Inc. *	15,006	88

Corcept Therapeutics, Inc. *	8,321	118

CorMedix, Inc. *	15,200	97

Crinetics Pharmaceuticals, Inc. *	5,000	75

Cumberland Pharmaceuticals, Inc. *	232	1

Cytokinetics, Inc. *	19,276	219

Deciphera Pharmaceuticals, Inc. *	148	5

Dermira, Inc. *	6,735	43

Dicerna Pharmaceuticals, Inc. *	14,494	208

Dova Pharmaceuticals, Inc. *	4,020	112

Eagle Pharmaceuticals, Inc. *	3,930	222

Eidos Therapeutics, Inc. *	4,800	173

Eiger BioPharmaceuticals, Inc. *	10,919	112

Emergent BioSolutions, Inc. *	10,218	534

Enanta Pharmaceuticals, Inc. *	7,398	444

Epizyme, Inc. *	591	6

Evolus, Inc. *	5,179	81

Fate Therapeutics, Inc. *	11,118	173

FibroGen, Inc. *	15,200	562

Flexion Therapeutics, Inc. *	10,087	138

Galmed Pharmaceuticals Ltd. *	209	1

Halozyme Therapeutics, Inc. *	26,011	403

Heska Corp. *	5,107	362

Homology Medicines, Inc. *	6,363	115

ImmuCell Corp. *	2,554	14

ImmunoGen, Inc. *	14,907	36

Innoviva, Inc. *	20,424	215

Intellia Therapeutics, Inc. *	3,000	40

Intercept Pharmaceuticals, Inc. *	4,400	292

Intersect ENT, Inc. *	12,265	209

Intra-Cellular Therapies, Inc. *	7,300	55

Iovance Biotherapeutics, Inc. *	3,119	57

KalVista Pharmaceuticals, Inc. *	7,278	84

Karyopharm Therapeutics, Inc. *	6,448	62

Kindred Biosciences, Inc. *	166	1

Krystal Biotech, Inc. *	4,500	156

Kura Oncology, Inc. *	8,466	128

La Jolla Pharmaceutical Co. *	7,670	68

Lannett Co., Inc. *	17,169	192

Ligand Pharmaceuticals, Inc. *	9,790	975

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Biotechnology & Pharmaceuticals – 5.1% – continued

MacroGenics, Inc. *	14,443	$184

MediciNova, Inc. *	14,204	113

Merrimack Pharmaceuticals, Inc.	20,738	93

Minerva Neurosciences, Inc. *	15,400	119

Mirati Therapeutics, Inc. *	262	20

Momenta Pharmaceuticals, Inc. *	11,657	151

MyoKardia, Inc. *	9,100	475

Natural Alternatives International, Inc. *	729	6

Nature’s Sunshine Products, Inc. *	6,565	54

Ocular Therapeutix, Inc. *	395	1

Odonate Therapeutics, Inc. *	1,761	46

Omeros Corp. *	16,208	265

Opiant Pharmaceuticals, Inc. *	7,956	124

Optinose, Inc. *	249	2

Oramed Pharmaceuticals, Inc. *	471	2

Pacira BioSciences, Inc. *	8,302	316

PDL BioPharma, Inc. *	24,942	54

Portola Pharmaceuticals, Inc. *	13,000	349

Prestige Consumer Healthcare, Inc. *	10,589	367

Progenics Pharmaceuticals, Inc. *	10,700	54

ProPhase Labs, Inc.	15,179	28

ProQR Therapeutics N.V. *	154	1

Protagonist Therapeutics, Inc. *	9,300	112

PTC Therapeutics, Inc. *	10,978	371

Radius Health, Inc. *	5,200	134

Recro Pharma, Inc. *	14,227	158

Retrophin, Inc. *	7,487	87

Revance Therapeutics, Inc. *	11,777	153

Rhythm Pharmaceuticals, Inc. *	7,665	166

Rocket Pharmaceuticals, Inc. *	4,538	53

Sangamo Therapeutics, Inc. *	21,311	193

Sinovac Biotech Ltd. *	1,587	10

Solid Biosciences, Inc. *	61	1

Spark Therapeutics, Inc. *	5,744	557

Stemline Therapeutics, Inc. *	15,651	163

Supernus Pharmaceuticals, Inc. *	8,576	236

Syndax Pharmaceuticals, Inc. *	4,700	35

TG Therapeutics, Inc. *	15,509	87

Theravance Biopharma, Inc. *	5,948	116

TransMedics Group, Inc. *	4,100	97

Twist Bioscience Corp. *	4,000	96

Ultragenyx Pharmaceutical, Inc. *	10,500	449

uniQure N.V. *	7,565	298

UroGen Pharma Ltd. *	3,947	94

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Biotechnology & Pharmaceuticals – 5.1% – continued

USANA Health Sciences, Inc. *	6,649	$455

Vanda Pharmaceuticals, Inc. *	17,221	229

Viking Therapeutics, Inc. *	17,253	119

Voyager Therapeutics, Inc. *	9,006	155

WaVe Life Sciences Ltd. *	5,523	113

Xencor, Inc. *	9,078	306

Xenon Pharmaceuticals, Inc. *	17,918	161

Y-mAbs Therapeutics, Inc. *	4,500	117

Zogenix, Inc. *	18,771	752

Zynerba Pharmaceuticals, Inc. *	15,031	114
		23,443

Chemicals – 2.0%

American Vanguard Corp.	4,103	64

Balchem Corp.	7,993	793

Codexis, Inc. *	7,344	101

Element Solutions, Inc. *	34,491	351

Ferro Corp. *	15,639	185

H.B. Fuller Co.	13,178	614

Hawkins, Inc.	5,620	239

Haynes International, Inc.	5,891	211

Ingevity Corp. *	9,283	788

Innophos Holdings, Inc.	3,719	121

Innospec, Inc.	5,982	533

Koppers Holdings, Inc. *	11,330	331

Kraton Corp. *	8,530	275

Kronos Worldwide, Inc.	700	9

LSB Industries, Inc. (1)*	19	–

Lydall, Inc. *	148	4

Materion Corp.	8,367	513

Minerals Technologies, Inc.	7,484	397

Oil-Dri Corp. of America	3,227	110

OMNOVA Solutions, Inc. *	1,708	17

Quaker Chemical Corp.	4,325	684

Rogers Corp. *	3,450	472

Sensient Technologies Corp.	12,279	843

Stepan Co.	4,214	409

WD-40 Co.	5,783	1,061
		9,125

Commercial Services – 3.5%

ABM Industries, Inc.	14,505	527

AMN Healthcare Services, Inc. *	11,297	650

ASGN, Inc. *	13,457	846

Barrett Business Services, Inc.	3,886	345

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Commercial Services – 3.5% – continued

Brady Corp., Class A	12,448	$660

Brink’s (The) Co.	13,799	1,145

CBIZ, Inc. *	19,612	461

Cimpress N.V. *	4,479	590

Collectors Universe, Inc.	9,863	281

Computer Task Group, Inc. *	140	1

CorVel Corp. *	7,114	539

CRA International, Inc.	9,507	399

Cross Country Healthcare, Inc. *	16,311	168

Ennis, Inc.	4,934	100

Franchise Group, Inc. (1)*	17	–

Franklin Covey Co. *	1,007	35

FTI Consulting, Inc. *	10,894	1,155

GP Strategies Corp. *	1,059	14

Hackett Group (The), Inc.	10,356	170

Healthcare Services Group, Inc.	18,521	450

HMS Holdings Corp. *	20,242	698

Huron Consulting Group, Inc. *	5,046	309

Information Services Group, Inc. *	10,700	27

Insperity, Inc.	8,100	799

Kelly Services, Inc., Class A	5,112	124

Kforce, Inc.	12,192	461

Korn Ferry	13,180	509

National Research Corp.	6,931	400

Navigant Consulting, Inc.	14,074	393

NV5 Global, Inc. *	4,063	277

Quad/Graphics, Inc.	254	3

R.R. Donnelley & Sons Co. (1)	1	–

R1 RCM, Inc. *	10,300	92

Resources Connection, Inc.	8,131	138

Sotheby’s *	13,933	794

SP Plus Corp. *	4,669	173

TriNet Group, Inc. *	11,191	696

TrueBlue, Inc. *	10,262	216

UniFirst Corp.	3,952	771

Vectrus, Inc. *	7,504	305

Viad Corp.	4,703	316

Where Food Comes From, Inc. *	1,100	2
		16,039

Construction Materials – 1.1%

Advanced Drainage Systems, Inc.	8,752	282

Apogee Enterprises, Inc.	7,211	281

Boise Cascade Co.	6,336	207

Continental Building Products, Inc. *	5,003	137

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Construction Materials – 1.1% – continued

Louisiana-Pacific Corp.	37,238	$915

Simpson Manufacturing Co., Inc.	11,058	767

Summit Materials, Inc., Class A *	16,672	370

Trex Co., Inc. *	14,423	1,311

United States Lime & Minerals, Inc.	3,941	302

Universal Forest Products, Inc.	9,366	374

US Concrete, Inc. *	3,334	184
		5,130

Consumer Products – 2.4%

Adecoagro S.A. *	1,368	8

Alico, Inc.	1,035	35

B&G Foods, Inc.	9,383	178

Boston Beer (The) Co., Inc., Class A *	1,835	668

Bridgford Foods Corp. *	438	13

Cal-Maine Foods, Inc.	5,956	238

Central Garden & Pet Co. *	200	6

Central Garden & Pet Co., Class A *	4,082	113

Coca-Cola Consolidated, Inc.	1,613	490

Craft Brew Alliance, Inc. *	7,305	60

Darling Ingredients, Inc. *	27,146	519

Edgewell Personal Care Co. *	9,900	322

Energizer Holdings, Inc.	11,200	488

Farmer Brothers Co. *	6,593	85

Fresh Del Monte Produce, Inc.	4,434	151

Hain Celestial Group (The), Inc. *	18,624	400

Helen of Troy Ltd. *	7,115	1,122

Hostess Brands, Inc. *	18,400	257

Inter Parfums, Inc.	5,017	351

J&J Snack Foods Corp.	4,178	802

John B. Sanfilippo & Son, Inc.	2,398	232

Lancaster Colony Corp.	3,993	554

Landec Corp. *	3,115	34

Nathan’s Famous, Inc.	1,519	109

National Beverage Corp.	15,677	696

Nu Skin Enterprises, Inc., Class A	9,600	408

Phibro Animal Health Corp., Class A	9,899	211

Quanex Building Products Corp.	9,866	178

Sanderson Farms, Inc.	5,918	896

Seneca Foods Corp., Class A *	3,928	123

Simply Good Foods (The) Co. *	7,600	220

Spectrum Brands Holdings, Inc.	6,201	327

Tejon Ranch Co. *	410	7

Tootsie Roll Industries, Inc.	12,854	477

United-Guardian, Inc.	502	10

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Consumer Products – 2.4% – continued

Universal Corp.	3,705	$203

Vector Group Ltd.	9,588	114
		11,105

Consumer Services – 1.1%

Aaron’s, Inc.	16,350	1,051

Adtalem Global Education, Inc. *	16,022	610

American Public Education, Inc. *	5,534	124

Career Education Corp. *	13,465	214

Chegg, Inc. *	21,625	648

Graham Holdings Co., Class B	595	395

K12, Inc. *	8,826	233

Laureate Education, Inc., Class A *	19,400	321

Medifast, Inc.	1,613	167

Regis Corp. *	9,314	188

Rent-A-Center, Inc.	551	14

Rosetta Stone, Inc. *	9,378	163

Strategic Education, Inc.	6,791	923
		5,051

Containers & Packaging – 0.2%

Greif, Inc., Class A	7,922	300

Matthews International Corp., Class A	5,553	197

Myers Industries, Inc.	3,722	66

UFP Technologies, Inc. *	5,108	197
		760

Design, Manufacturing & Distribution – 0.8%

Benchmark Electronics, Inc.	11,780	342

Fabrinet *	8,439	441

Plexus Corp. *	7,873	492

Sanmina Corp. *	18,714	601

SYNNEX Corp.	9,826	1,109

Tech Data Corp. *	8,743	912
		3,897

Distributors – Consumer Staples – 0.4%

Andersons (The), Inc.	9,022	202

Calavo Growers, Inc.	3,861	368

Core-Mark Holding Co., Inc.	7,139	229

Performance Food Group Co. *	24,284	1,117
		1,916

Distributors – Discretionary – 0.3%

ePlus, Inc. *	8,071	614

G-III Apparel Group Ltd. *	8,439	218

PC Connection, Inc.	8,529	332

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Distributors – Discretionary – 0.3% – continued

ScanSource, Inc. *	7,830	$239

Wayside Technology Group, Inc.	1,659	25
		1,428

Electrical Equipment – 2.0%

AAON, Inc.	23,240	1,068

Advanced Energy Industries, Inc. *	9,497	545

Alarm.com Holdings, Inc. *	6,620	309

Argan, Inc.	4,212	165

Badger Meter, Inc.	9,921	533

Belden, Inc.	9,882	527

Chase Corp.	489	53

CompX International, Inc. (1)	1	–

CyberOptics Corp. *	2,364	34

ENGlobal Corp. *	6,300	6

Espey Manufacturing & Electronics Corp.	7,034	167

FARO Technologies, Inc. *	4,727	229

Generac Holdings, Inc. *	17,931	1,405

Houston Wire & Cable Co. *	139	1

IntriCon Corp. *	4,837	94

Itron, Inc. *	10,764	796

Kimball Electronics, Inc. *	10,638	154

Mesa Laboratories, Inc.	1,752	417

NL Industries, Inc. (1)*	100	–

Novanta, Inc. *	13,127	1,073

OSI Systems, Inc. *	6,794	690

Powell Industries, Inc.	4,786	187

Preformed Line Products Co.	2,044	112

SPX Corp. *	4,100	164

Transcat, Inc. *	83	2

Watts Water Technologies, Inc., Class A	7,339	688
		9,419

Engineering & Construction Services – 1.7%

Aegion Corp. *	14,288	305

Arcosa, Inc.	10,600	363

Comfort Systems USA, Inc.	7,117	315

Dycom Industries, Inc. *	7,232	369

EMCOR Group, Inc.	11,682	1,006

Exponent, Inc.	28,860	2,017

Granite Construction, Inc.	10,287	331

Great Lakes Dredge & Dock Corp. *	4,146	43

IES Holdings, Inc. *	1,425	29

Installed Building Products, Inc. *	6,564	376

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Engineering & Construction Services – 1.7% – continued

Kratos Defense & Security Solutions, Inc. *	382	$7

MasTec, Inc. *	17,165	1,115

Mistras Group, Inc. *	1,067	18

MYR Group, Inc. *	7,044	220

Primoris Services Corp.	7,398	145

TopBuild Corp. *	9,691	935

VSE Corp.	3,170	108
		7,702

Forest & Paper Products – 0.3%

Domtar Corp.	12,218	438

Mercer International, Inc.	9,587	120

Neenah, Inc.	6,520	425

P.H. Glatfelter Co.	8,250	127

Resolute Forest Products, Inc.	21,969	103

Schweitzer-Mauduit International, Inc.	9,545	357
		1,570

Gaming, Lodging & Restaurants – 2.7%

Arcos Dorados Holdings, Inc., Class A	18,032	121

BBQ Holdings, Inc. *	174	1

Biglari Holdings, Inc., Class B *	27	3

BJ’s Restaurants, Inc.	5,468	212

Bloomin’ Brands, Inc.	29,385	556

Boyd Gaming Corp.	20,118	482

Cannae Holdings, Inc. *	6,700	184

Cheesecake Factory (The), Inc.	12,374	516

Churchill Downs, Inc.	9,858	1,217

Chuy’s Holdings, Inc. *	582	14

Cracker Barrel Old Country Store, Inc.	4,753	773

Dave & Buster’s Entertainment, Inc.	6,150	240

Denny’s Corp. *	23,114	526

Dine Brands Global, Inc.	2,285	173

El Pollo Loco Holdings, Inc. (1)*	15	–

Eldorado Resorts, Inc. *	15,405	614

Everi Holdings, Inc. *	3,998	34

Fiesta Restaurant Group, Inc. *	1,256	13

Flanigan’s Enterprises, Inc.	3,127	72

Golden Entertainment, Inc. *	1,611	21

Hilton Grand Vacations, Inc. *	18,300	586

International Game Technology PLC	20,100	286

Jack in the Box, Inc.	14,037	1,279

Marriott Vacations Worldwide Corp.	9,024	935

Monarch Casino & Resort, Inc. *	969	40

Papa John’s International, Inc.	7,687	402

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Gaming, Lodging & Restaurants – 2.7% – continued

Penn National Gaming, Inc. *	22,688	$423

Playa Hotels & Resorts N.V. *	13,900	109

Red Lion Hotels Corp. *	1,115	7

Red Robin Gourmet Burgers, Inc. *	5,500	183

Red Rock Resorts, Inc., Class A	711	14

Ruth’s Hospitality Group, Inc.	9,526	195

Scientific Games Corp. *	8,749	178

Shake Shack, Inc., Class A *	5,045	495

St. Joe (The) Co. *	13,057	224

Texas Roadhouse, Inc.	17,575	923

Wingstop, Inc.	5,915	516
		12,567

Hardware – 2.1%

Acacia Communications, Inc. *	5,700	373

Anterix, Inc. *	5,005	181

AstroNova, Inc.	4,274	69

Aware, Inc. *	683	2

BK Technologies Corp.	1,835	6

Ciena Corp. *	29,389	1,153

Clearfield, Inc. *	4,835	57

CommScope Holding Co., Inc. *	40,100	472

Comtech Telecommunications Corp.	7,409	241

Cubic Corp.	6,784	478

Daktronics, Inc.	2,559	19

Digi International, Inc. *	9,277	126

Digimarc Corp. *	3,901	153

Extreme Networks, Inc. *	284	2

Harmonic, Inc. *	551	4

Infinera Corp. *	565	3

InterDigital, Inc.	8,631	453

Knowles Corp. *	20,737	422

Lumentum Holdings, Inc. *	18,249	977

NETGEAR, Inc. *	7,675	247

NetScout Systems, Inc. *	21,960	506

PAR Technology Corp. *	3,701	88

PC-Tel, Inc. *	1,266	11

Plantronics, Inc.	7,185	268

Radware Ltd. *	7,785	189

Silicom Ltd. *	3,600	114

Stratasys Ltd. *	10,765	229

Super Micro Computer, Inc. *	10,324	198

TESSCO Technologies, Inc.	10,605	152

TransAct Technologies, Inc.	376	5

TTM Technologies, Inc. *	13,225	161

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Hardware – 2.1% – continued

Universal Electronics, Inc. *	3,828	$195

UTStarcom Holdings Corp. (1)*	1	–

ViaSat, Inc. *	10,223	770

Viavi Solutions, Inc. *	55,646	779

Vishay Precision Group, Inc. *	7,166	235

Vocera Communications, Inc. *	15,424	380

VOXX International Corp. *	1,469	7
		9,725

Health Care Facilities & Services – 2.6%

Acadia Healthcare Co., Inc. *	17,900	556

Addus HomeCare Corp. *	6,153	488

Amedisys, Inc. *	9,934	1,301

Apollo Medical Holdings, Inc. *	7,967	140

Brookdale Senior Living, Inc. *	1,957	15

Capital Senior Living Corp. *	526	2

Catasys, Inc. *	5,900	93

Community Health Systems, Inc. *	11,000	40

Cryo-Cell International, Inc. *	750	6

Diplomat Pharmacy, Inc. *	19,121	94

Ensign Group (The), Inc.	13,436	637

Global Cord Blood Corp. *	6,147	30

Hanger, Inc. *	7,143	146

HealthEquity, Inc. *	11,351	649

Independence Holding Co.	2,677	103

Invitae Corp. *	14,324	276

Joint (The) Corp. *	7,100	132

LHC Group, Inc. *	7,435	844

Magellan Health, Inc. *	6,843	425

MedCath Corp. (2)*	7,953	–

Medpace Holdings, Inc. *	4,341	365

Natera, Inc. *	4,525	148

National HealthCare Corp.	3,303	270

NeoGenomics, Inc. *	23,448	448

Option Care Health, Inc. *	399	1

Owens & Minor, Inc.	11,600	67

Patterson Cos., Inc.	17,137	305

Premier, Inc., Class A *	11,016	319

Providence Service (The) Corp. *	5,121	305

RadNet, Inc. *	9,579	138

Select Medical Holdings Corp. *	25,212	418

SI-BONE, Inc. *	6,800	120

Syneos Health, Inc. *	12,366	658

Teladoc Health, Inc. *	12,920	875

Tenet Healthcare Corp. *	16,673	369

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Health Care Facilities & Services – 2.6% – continued

Tivity Health, Inc. *	15,742	$262

Triple-S Management Corp., Class B *	19,836	266

U.S. Physical Therapy, Inc.	6,317	825
		12,136

Home & Office Products – 2.3%

ACCO Brands Corp.	28,647	283

American Woodmark Corp. *	3,725	331

Beazer Homes USA, Inc. *	277	4

Cavco Industries, Inc. *	2,746	527

Century Communities, Inc. *	9,899	303

Flexsteel Industries, Inc.	4,838	72

Forestar Group, Inc. *	756	14

Griffon Corp.	7,037	148

Hamilton Beach Brands Holding Co., Class A	2,946	48

Herman Miller, Inc.	15,345	707

HNI Corp.	11,187	397

Hooker Furniture Corp.	5,157	111

Interface, Inc.	17,206	248

iRobot Corp. *	7,463	460

JELD-WEN Holding, Inc. *	9,400	181

KB Home	21,610	735

Kewaunee Scientific Corp.	2,542	40

Kimball International, Inc., Class B	3,758	72

Knoll, Inc.	12,726	323

LGI Homes, Inc. *	3,646	304

Lifetime Brands, Inc.	587	5

M/I Homes, Inc. *	5,290	199

Masonite International Corp. *	7,815	453

MDC Holdings, Inc.	14,397	620

Meritage Homes Corp. *	9,958	701

MSA Safety, Inc.	6,586	719

Nobility Homes, Inc.	876	21

Patrick Industries, Inc. *	7,504	322

PGT Innovations, Inc. *	612	11

Steelcase, Inc., Class A	17,704	326

Taylor Morrison Home Corp., Class A *	22,785	591

Tempur Sealy International, Inc. *	9,486	732

TRI Pointe Group, Inc. *	25,530	384

Virco Manufacturing Corp.	1,676	6

William Lyon Homes, Class A *	7,827	159
		10,557

Industrial Services – 0.7%

Applied Industrial Technologies, Inc.	10,567	600

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Industrial Services – 0.7% – continued

CAI International, Inc. *	2,324	$51

H&E Equipment Services, Inc.	3,485	101

Harsco Corp. *	13,111	249

Herc Holdings, Inc. *	2,700	126

Kaman Corp.	7,120	423

Resideo Technologies, Inc. *	26,900	386

SiteOne Landscape Supply, Inc. *	3,800	281

Systemax, Inc.	6,997	154

Team, Inc. *	483	9

Textainer Group Holdings Ltd. (1)*	17	–

Titan Machinery, Inc. *	800	11

Triton International Ltd.	10,527	356

WESCO International, Inc. *	9,515	454
		3,201

Institutional Financial Services – 0.4%

Cowen, Inc., Class A *	291	4

Evercore, Inc., Class A	7,803	625

Houlihan Lokey, Inc.	6,600	298

INTL. FCStone, Inc. *	4,215	173

Piper Jaffray Cos.	5,276	398

PJT Partners, Inc., Class A	4,688	191

Virtu Financial, Inc., Class A	9,793	160
		1,849

Insurance – 3.1%

Ambac Financial Group, Inc. *	8,674	170

American Equity Investment Life Holding Co.	18,672	452

AMERISAFE, Inc.	3,598	238

Argo Group International Holdings Ltd.	10,086	708

Atlantic American Corp.	6,901	18

Citizens, Inc. *	6,212	43

CNO Financial Group, Inc.	67,440	1,068

Crawford & Co., Class B	15,665	158

Donegal Group, Inc., Class A	1,655	24

eHealth, Inc. *	5,845	390

Employers Holdings, Inc.	6,502	283

Enstar Group Ltd. *	2,095	398

FBL Financial Group, Inc., Class A	4,609	274

FGL Holdings	20,700	165

GAINSCO, Inc. *	714	26

Genworth Financial, Inc., Class A *	120,723	531

Global Indemnity Ltd.	1,790	45

Greenlight Capital Re Ltd., Class A *	321	3

Hallmark Financial Services, Inc. *	10,827	207

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Insurance – 3.1% – continued

HCI Group, Inc.	1,326	$56

Heritage Insurance Holdings, Inc.	5,713	85

Horace Mann Educators Corp.	7,839	363

James River Group Holdings Ltd.	3,126	160

Kansas City Life Insurance Co.	1,963	64

Kemper Corp.	12,841	1,001

Kinsale Capital Group, Inc.	2,000	207

MBIA, Inc. *	34,179	315

Mercury General Corp.	3,125	175

National General Holdings Corp.	11,180	257

National Western Life Group, Inc., Class A	1,028	276

NMI Holdings, Inc., Class A *	6,200	163

Primerica, Inc.	11,102	1,413

ProAssurance Corp.	10,600	427

Radian Group, Inc.	41,404	946

RLI Corp.	11,559	1,074

Safety Insurance Group, Inc.	4,356	441

Selective Insurance Group, Inc.	13,128	987

State Auto Financial Corp.	5,003	162

Third Point Reinsurance Ltd. *	16,041	160

United Fire Group, Inc.	4,822	227

Universal Insurance Holdings, Inc.	8,473	254
		14,414

Iron & Steel – 0.8%

AK Steel Holding Corp. *	2,211	5

Allegheny Technologies, Inc. *	28,654	580

Carpenter Technology Corp.	12,293	635

Cleveland-Cliffs, Inc.	47,202	341

Commercial Metals Co.	30,275	526

Northwest Pipe Co. *	15,014	423

Shiloh Industries, Inc. *	2,100	9

Synalloy Corp.	100	1

United States Steel Corp.	33,100	382

Universal Stainless & Alloy Products, Inc. *	1,404	22

Warrior Met Coal, Inc.	4,800	94

Worthington Industries, Inc.	18,919	682
		3,700

Leisure Products – 0.6%

Callaway Golf Co.	21,813	423

Fox Factory Holding Corp. *	7,344	457

Johnson Outdoors, Inc., Class A	8,112	475

LCI Industries	8,701	799

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Leisure Products – 0.6% – continued

Malibu Boats, Inc., Class A *	1,905	$59

Marine Products Corp.	2,447	35

Winnebago Industries, Inc.	11,133	427
		2,675

Machinery – 2.2%

Actuant Corp., Class A	14,663	322

Alamo Group, Inc.	2,953	348

Albany International Corp., Class A	7,295	658

Altra Industrial Motion Corp.	13,944	386

Astec Industries, Inc.	3,333	104

Cactus, Inc., Class A *	4,800	139

CIRCOR International, Inc. *	2,464	92

Columbus McKinnon Corp.	12,740	464

CSW Industrials, Inc.	3,334	230

Douglas Dynamics, Inc.	4,688	209

Federal Signal Corp.	13,441	440

Franklin Electric Co., Inc.	12,418	594

Gorman-Rupp (The) Co.	11,082	385

Graham Corp.	2,557	51

Helios Technologies, Inc.	7,681	312

Hillenbrand, Inc.	16,375	506

Hollysys Automation Technologies Ltd.	14,023	213

Hurco Cos., Inc.	1,180	38

Hyster-Yale Materials Handling, Inc.	2,470	135

John Bean Technologies Corp.	7,545	750

Kadant, Inc.	3,125	274

Kennametal, Inc.	20,528	631

Lindsay Corp.	2,545	236

Manitowoc (The) Co., Inc. *	5,758	72

Milacron Holdings Corp. *	716	12

MTS Systems Corp.	4,477	247

Mueller Water Products, Inc., Class A	41,704	469

Rexnord Corp. *	26,440	715

SPX FLOW, Inc. *	9,100	359

Standex International Corp.	6,397	467

Taylor Devices, Inc. *	1,589	16

Tennant Co.	4,974	352

Titan International, Inc. (1)	20	–

Twin Disc, Inc. *	356	4
		10,230

Manufactured Goods – 1.1%

AZZ, Inc.	5,135	224

Chart Industries, Inc. *	10,829	675

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Manufactured Goods – 1.1% – continued

Conrad Industries, Inc. *	100	$1

Cornerstone Building Brands, Inc. *	262	1

Eastern (The) Co.	3,614	90

EnPro Industries, Inc.	4,134	284

Gibraltar Industries, Inc. *	8,277	380

Insteel Industries, Inc.	6,279	129

LB Foster Co., Class A *	1,509	33

Mueller Industries, Inc.	14,704	422

Omega Flex, Inc.	2,696	276

Park-Ohio Holdings Corp.	3,750	112

Proto Labs, Inc. *	5,924	605

Raven Industries, Inc.	11,149	373

RBC Bearings, Inc. *	6,018	998

Tredegar Corp.	13,164	257

TriMas Corp. *	12,904	395
		5,255

Media – 1.6%

Actua Corp. (2)*	8,828	–

Boston Omaha Corp., Class A *	5,400	107

Cargurus, Inc. *	15,193	470

Despegar.com Corp. *	711	8

EW Scripps (The) Co., Class A	1	–

Gannett Co., Inc.	22,430	241

Gray Television, Inc. *	13,130	214

HealthStream, Inc. *	11,009	285

IMAX Corp. *	1,870	41

Liberty Latin America Ltd., Class C *	20,259	346

Lions Gate Entertainment Corp., Class A *	10,300	95

MakeMyTrip Ltd. *	940	21

Marchex, Inc., Class B *	179	1

Meredith Corp.	9,209	338

MSG Networks, Inc., Class A *	16,985	276

New York Times (The) Co., Class A	27,517	784

Nexstar Media Group, Inc., Class A	8,515	871

OptimizeRx Corp. *	7,600	110

Saga Communications, Inc., Class A	3,065	91

Scholastic Corp.	3,672	139

Shutterstock, Inc. *	4,052	146

Sinclair Broadcast Group, Inc., Class A	16,903	723

Stamps.com, Inc. *	7,789	580

TEGNA, Inc.	42,944	667

Townsquare Media, Inc., Class A	17,517	123

Travelzoo *	9,600	103

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Media – 1.6% – continued

Tucows, Inc., Class A *	3,126	$169

Yelp, Inc. *	15,396	535
		7,484

Medical Equipment & Devices – 5.1%

Accelerate Diagnostics, Inc. *	9,396	174

Alphatec Holdings, Inc. *	24,000	120

AngioDynamics, Inc. *	11,656	215

Apyx Medical Corp. *	27,281	185

AtriCure, Inc. *	13,254	331

Atrion Corp.	769	599

Avanos Medical, Inc. *	11,149	418

Avedro, Inc. *	5,400	123

Axogen, Inc. *	2,800	35

BioLife Solutions, Inc. *	2,781	46

BioSig Technologies, Inc. *	12,900	106

BioTelemetry, Inc. *	8,021	327

Cantel Medical Corp.	8,647	647

Cardiovascular Systems, Inc. *	12,330	586

CareDx, Inc. *	8,262	187

Cerus Corp. *	18,200	94

CONMED Corp.	5,031	484

CryoLife, Inc. *	9,624	261

Cutera, Inc. *	11,405	333

Daxor Corp. (1)*	37	–

Establishment Labs Holdings, Inc. *	5,200	98

Fluidigm Corp. *	16,700	77

FONAR Corp. (NASDAQ Exchange) *	6,564	136

GenMark Diagnostics, Inc. *	14,700	89

Genomic Health, Inc. *	8,177	555

Glaukos Corp. *	7,191	450

Globus Medical, Inc., Class A *	16,534	845

Haemonetics Corp. *	13,054	1,647

Harvard Bioscience, Inc. *	16,883	52

ICU Medical, Inc. *	2,992	478

Inogen, Inc. *	4,063	195

Inspire Medical Systems, Inc. *	2,449	149

Integer Holdings Corp. *	6,636	501

iRadimed Corp. *	7,921	166

iRhythm Technologies, Inc. *	4,693	348

Lantheus Holdings, Inc. *	7,549	189

LeMaitre Vascular, Inc.	13,065	447

LivaNova PLC *	10,041	741

Luminex Corp.	11,652	241

Merit Medical Systems, Inc. *	13,965	425

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Medical Equipment & Devices – 5.1% – continued

MiMedx Group, Inc. *	17,546	$86

Misonix, Inc. *	8,205	165

Myriad Genetics, Inc. *	13,567	388

NanoString Technologies, Inc. *	10,140	219

Natus Medical, Inc. *	11,595	369

Neogen Corp. *	11,952	814

Nevro Corp. *	6,007	516

Novocure Ltd. *	17,300	1,294

NuVasive, Inc. *	11,554	732

OraSure Technologies, Inc. *	18,586	139

Orthofix Medical, Inc. *	7,616	404

OrthoPediatrics Corp. *	4,489	158

Oxford Immunotec Global PLC *	11,933	198

Pacific Biosciences of California, Inc. *	14,100	73

Penumbra, Inc. *	6,222	837

Pulse Biosciences, Inc. *	2,900	45

Quidel Corp. *	6,482	398

Repligen Corp. *	9,561	733

RTI Surgical Holdings, Inc. *	4,038	12

SeaSpine Holdings Corp. *	13,290	162

Semler Scientific, Inc. *	3,123	131

Sientra, Inc. *	113	1

Soliton, Inc. *	6,600	71

STAAR Surgical Co. *	8,671	224

Surmodics, Inc. *	5,637	258

Tactile Systems Technology, Inc. *	2,041	86

Tandem Diabetes Care, Inc. *	6,018	355

Utah Medical Products, Inc.	3,446	330

Varex Imaging Corp. *	7,931	226

Veracyte, Inc. *	4,712	113

Vericel Corp. *	9,996	151

Wright Medical Group N.V. *	24,372	503

Zynex, Inc.	11,600	110
		23,401

Metals & Mining – 0.3%

A-Mark Precious Metals, Inc. *	605	7

Century Aluminum Co. *	17,401	115

Coeur Mining, Inc. *	22,388	108

Compass Minerals International, Inc.	5,750	325

Contura Energy, Inc. *	3,900	109

Covia Holdings Corp. *	1,100	2

Encore Wire Corp.	5,796	326

Ferroglobe Representation & Warranty Insurance Trust (2)*	9,916	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Metals & Mining – 0.3% – continued

Kaiser Aluminum Corp.	3,668	$363

Nexa Resources S.A.	25,600	241

Uranium Energy Corp. *	4,700	5
		1,601

Oil, Gas & Coal – 2.4%

Adams Resources & Energy, Inc.	4,904	152

Advanced Emissions Solutions, Inc.	838	12

Antero Resources Corp. *	32,700	99

Arch Coal, Inc., Class A	3,356	249

Archrock, Inc.	18,506	185

Bonanza Creek Energy, Inc. *	4,900	110

CARBO Ceramics, Inc. *	8,100	19

Carrizo Oil & Gas, Inc. *	682	6

Cimarex Energy Co.	1,000	48

CNX Resources Corp. *	43,141	313

CONSOL Energy, Inc. *	5,392	84

Core Laboratories N.V.	3,800	177

Cosan Ltd., Class A *	42,841	638

CVR Energy, Inc.	4,365	192

Dawson Geophysical Co. *	16,000	34

Delek U.S. Holdings, Inc.	19,759	717

DMC Global, Inc.	2,271	100

Dril-Quip, Inc. *	6,730	338

Era Group, Inc. *	7,016	74

Evolution Petroleum Corp.	18,183	106

Exterran Corp. *	5,778	75

Geospace Technologies Corp. *	9,379	144

Goodrich Petroleum Corp. *	1,100	12

Gulf Island Fabrication, Inc. *	16,300	87

Hallador Energy Co.	23,026	83

Helix Energy Solutions Group, Inc. *	21,348	172

HighPoint Resources Corp. *	11,000	18

Isramco, Inc. *	1,683	206

Jagged Peak Energy, Inc. *	7,700	56

Keane Group, Inc. *	1,100	7

Kosmos Energy Ltd.	45,090	281

Laredo Petroleum, Inc. *	13,754	33

Magnolia Oil & Gas Corp., Class A *	21,600	240

Matador Resources Co. *	19,800	327

Matrix Service Co. *	9,492	163

Mitcham Industries, Inc. *	3,700	12

MRC Global, Inc. *	26,781	325

Murphy USA, Inc. *	6,875	586

NACCO Industries, Inc., Class A	2,890	185

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Oil, Gas & Coal – 2.4% – continued

Natural Gas Services Group, Inc. *	6,716	$86

Newpark Resources, Inc. *	19,110	146

Northern Oil and Gas, Inc. *	10,400	20

NOW, Inc. *	23,573	270

Oasis Petroleum, Inc. *	46,400	161

Oceaneering International, Inc. *	17,738	240

Oil States International, Inc. *	9,520	127

Panhandle Oil and Gas, Inc., Class A	14,933	209

Par Pacific Holdings, Inc. *	9,738	223

Parker Drilling Co. *	7,600	144

PBF Energy, Inc., Class A	18,217	495

Peabody Energy Corp.	15,912	234

Penn Virginia Corp. *	4,018	117

PrimeEnergy Resources Corp. *	1,575	181

Riviera Resources, Inc. *	6,246	83

RPC, Inc.	7,800	44

Select Energy Services, Inc., Class A *	13,609	118

Solaris Oilfield Infrastructure, Inc., Class A	13,260	178

SRC Energy, Inc. *	2,305	11

Talos Energy, Inc. *	6,701	136

TETRA Technologies, Inc. *	12,300	25

Thermon Group Holdings, Inc. *	9,227	212

Tidewater, Inc. *	11,888	180

Torchlight Energy Resources, Inc. *	2,700	3

Ultra Petroleum Corp. *	20,300	5

US Silica Holdings, Inc.	18,056	173

VAALCO Energy, Inc. *	15,100	31

Voc Energy Trust	2,500	13

World Fuel Services Corp.	13,729	548
		11,078

Passenger Transportation – 0.5%

Allegiant Travel Co.	3,699	554

Hawaiian Holdings, Inc.	10,023	263

SkyWest, Inc.	13,754	789

Spirit Airlines, Inc. *	14,400	523

Universal Logistics Holdings, Inc.	4,580	107
		2,236

Real Estate – 0.4%

Consolidated-Tomoka Land Co.	4,470	293

FRP Holdings, Inc. *	3,731	179

Griffin Industrial Realty, Inc.	819	31

Marcus & Millichap, Inc. *	1,799	64

McGrath RentCorp	8,068	562

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Real Estate – 0.4% – continued

Newmark Group, Inc., Class A	14,600	$132

RE/MAX Holdings, Inc., Class A	6,217	200

RMR Group (The), Inc., Class A	3,909	178

Stratus Properties, Inc. *	114	3
		1,642

Real Estate Investment Trusts – 7.7%

Acadia Realty Trust	20,078	574

AG Mortgage Investment Trust, Inc.	6,149	93

Agree Realty Corp.	7,767	568

Alexander & Baldwin, Inc.	10,221	251

Alexander’s, Inc.	1,146	399

American Assets Trust, Inc.	6,223	291

American Finance Trust, Inc.	21,342	298

Anworth Mortgage Asset Corp.	18,133	60

Apollo Commercial Real Estate Finance, Inc.	29,598	567

Ares Commercial Real Estate Corp.	4,938	75

Armada Hoffler Properties, Inc.	5,588	101

Blackstone Mortgage Trust, Inc., Class A	23,185	831

Brandywine Realty Trust	41,418	627

BRT Apartments Corp.	15,852	231

Capstead Mortgage Corp.	19,312	142

CareTrust REIT, Inc.	14,887	350

CatchMark Timber Trust, Inc., Class A	2,032	22

Cedar Realty Trust, Inc.	1,652	5

Chatham Lodging Trust	8,255	150

Colony Capital, Inc.	97,303	586

Colony Credit Real Estate, Inc.	11,900	172

Columbia Property Trust, Inc.	22,645	479

Community Healthcare Trust, Inc.	4,582	204

CorEnergy Infrastructure Trust, Inc.	1,396	66

CorePoint Lodging, Inc.	12,690	128

Corporate Office Properties Trust	16,250	484

Cousins Properties, Inc.	22,028	828

DiamondRock Hospitality Co.	45,377	465

Dynex Capital, Inc.	6,634	98

Easterly Government Properties, Inc.	14,343	305

EastGroup Properties, Inc.	7,252	907

Ellington Residential Mortgage REIT	540	6

Empire State Realty Trust, Inc., Class A	14,070	201

Essential Properties Realty Trust, Inc.	7,449	171

Exantas Capital Corp.	410	5

First Industrial Realty Trust, Inc.	25,037	990

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Real Estate Investment Trusts – 7.7% – continued

Four Corners Property Trust, Inc.	13,545	$383

Franklin Street Properties Corp.	16,532	140

Front Yard Residential Corp.	10,210	118

GEO Group (The), Inc.	35,394	614

Getty Realty Corp.	13,869	445

Gladstone Commercial Corp.	7,456	175

Gladstone Land Corp.	9,065	108

Global Medical REIT, Inc.	10,100	115

Global Net Lease, Inc.	17,703	345

Granite Point Mortgage Trust, Inc.	5,800	109

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,130	266

Healthcare Realty Trust, Inc.	26,543	889

Hersha Hospitality Trust	13,397	199

Industrial Logistics Properties Trust	4,847	103

Invesco Mortgage Capital, Inc.	29,593	453

Investors Real Estate Trust	2,056	154

iStar, Inc.	9,027	118

Kite Realty Group Trust	16,409	265

Ladder Capital Corp.	20,400	352

Lexington Realty Trust	46,283	474

LTC Properties, Inc.	8,466	434

Mack-Cali Realty Corp.	20,213	438

Monmouth Real Estate Investment Corp.	20,053	289

National Health Investors, Inc.	8,502	700

National Storage Affiliates Trust	5,300	177

New Senior Investment Group, Inc.	523	3

New York Mortgage Trust, Inc.	10,556	64

Office Properties Income Trust	2,401	74

One Liberty Properties, Inc.	9,569	263

Outfront Media, Inc.	26,520	737

Park Hotels & Resorts, Inc.	8,431	211

Pebblebrook Hotel Trust	25,444	708

Pennsylvania Real Estate Investment Trust	371	2

PennyMac Mortgage Investment Trust	14,954	332

Physicians Realty Trust	38,462	683

Piedmont Office Realty Trust, Inc., Class A	24,378	509

PotlatchDeltic Corp.	16,571	681

Preferred Apartment Communities, Inc., Class A	14,243	206

PS Business Parks, Inc.	4,111	748

QTS Realty Trust, Inc., Class A	11,382	585

Ready Capital Corp.	1,342	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Real Estate Investment Trusts – 7.7% – continued

Redwood Trust, Inc.	9,865	$162

Retail Opportunity Investments Corp.	22,512	410

Retail Properties of America, Inc., Class A	41,922	516

Retail Value, Inc.	2,994	111

Rexford Industrial Realty, Inc.	21,475	945

RLJ Lodging Trust	32,244	548

RPT Realty	12,739	173

Ryman Hospitality Properties, Inc.	9,733	796

Sabra Health Care REIT, Inc.	37,625	864

Saul Centers, Inc.	2,458	134

Senior Housing Properties Trust	49,700	460

Seritage Growth Properties, Class A	3,300	140

SITE Centers Corp.	1,461	22

Sotherly Hotels, Inc.	4,161	28

STAG Industrial, Inc.	26,211	773

Summit Hotel Properties, Inc.	19,719	229

Sunstone Hotel Investors, Inc.	47,170	648

Terreno Realty Corp.	12,919	660

TPG RE Finance Trust, Inc.	5,500	109

Two Harbors Investment Corp.	11,119	146

UMH Properties, Inc.	17,100	241

Universal Health Realty Income Trust	3,310	340

Urban Edge Properties	13,407	265

Urstadt Biddle Properties, Inc., Class A	3,629	86

Washington Prime Group, Inc.	32,300	134

Washington Real Estate Investment Trust	15,257	417

Western Asset Mortgage Capital Corp.	1,107	11

Whitestone REIT	11,037	152

Winthrop Realty Trust *	9,142	3

Xenia Hotels & Resorts, Inc.	25,216	533
		35,476

Recreational Facilities & Services – 0.3%

Bowl America, Inc., Class A	492	7

Drive Shack, Inc. *	8,363	36

International Speedway Corp., Class A	7,988	360

Marcus (The) Corp.	2,390	88

RCI Hospitality Holdings, Inc.	12,667	262

Reading International, Inc., Class A *	3,219	39

SeaWorld Entertainment, Inc. *	17,193	453

Town Sports International Holdings, Inc. *	2,621	4
		1,249

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Renewable Energy – 0.5%

Canadian Solar, Inc. *	12,417	$234

EnerSys	11,493	758

FutureFuel Corp.	13,544	162

Pacific Ethanol, Inc. *	10,100	6

Renewable Energy Group, Inc. *	19,328	290

REX American Resources Corp. *	5,335	407

SolarEdge Technologies, Inc. *	5,655	474

Ultralife Corp. *	846	7
		2,338

Retail – Consumer Staples – 0.5%

BJ’s Wholesale Club Holdings, Inc. *	19,800	512

Five Below, Inc. *	10,734	1,354

Ingles Markets, Inc., Class A	4,401	171

PriceSmart, Inc.	3,017	214

Village Super Market, Inc., Class A	1,447	38

Weis Markets, Inc.	3,745	143
		2,432

Retail – Discretionary – 2.8%

1-800-Flowers.com, Inc., Class A *	3,730	55

Abercrombie & Fitch Co., Class A	11,791	184

American Eagle Outfitters, Inc.	45,432	737

America’s Car-Mart, Inc. *	2,434	223

Asbury Automotive Group, Inc. *	7,854	804

Aspen Aerogels, Inc. *	3,900	23

Beacon Roofing Supply, Inc. *	12,960	435

BMC Stock Holdings, Inc. *	13,859	363

Buckle (The), Inc.	560	12

Builders FirstSource, Inc. *	7,406	152

Caleres, Inc.	12,277	287

Children’s Place (The), Inc.	5,249	404

Conn’s, Inc. *	2,368	59

Ethan Allen Interiors, Inc.	4,566	87

FirstCash, Inc.	14,033	1,286

Freshpet, Inc. *	11,672	581

Genesco, Inc. *	2,146	86

GMS, Inc. *	5,940	171

Group 1 Automotive, Inc.	5,825	538

Guess?, Inc.	15,424	286

Haverty Furniture Cos., Inc.	9,341	189

Hertz Global Holdings, Inc. *	22,000	305

Hibbett Sports, Inc. *	87	2

La-Z-Boy, Inc.	12,922	434

Liquidity Services, Inc. *	22,976	170

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Retail – Discretionary – 2.8% – continued

Lithia Motors, Inc., Class A	4,798	$635

MarineMax, Inc. *	5,500	85

Monro, Inc.	7,891	623

National Vision Holdings, Inc. *	7,300	176

Overstock.com, Inc. *	3,872	41

PetIQ, Inc. *	3,672	100

PetMed Express, Inc.	11,279	203

RH *	2,845	486

RTW RetailWinds, Inc. (1)*	54	–

Rush Enterprises, Inc., Class A	11,077	427

Sally Beauty Holdings, Inc. *	28,867	430

Shoe Carnival, Inc.	8,291	269

Sleep Number Corp. *	12,912	534

Sonic Automotive, Inc., Class A	7,106	223

Vera Bradley, Inc. *	5,682	57

Winmark Corp.	1,309	231

Zumiez, Inc. *	11,019	349
		12,742

Semiconductors – 2.8%

Alpha & Omega Semiconductor Ltd. *	16,682	205

Ambarella, Inc. *	3,815	240

Amkor Technology, Inc. *	22,341	203

AVX Corp.	10,939	166

Axcelis Technologies, Inc. *	7,200	123

Brooks Automation, Inc.	19,258	713

Cabot Microelectronics Corp.	3,646	515

CEVA, Inc. *	5,005	150

Cirrus Logic, Inc. *	15,040	806

Cohu, Inc.	13,566	183

CTS Corp.	7,093	230

Diodes, Inc. *	11,425	459

DSP Group, Inc. *	2,490	35

Entegris, Inc.	33,339	1,569

FormFactor, Inc. *	4,563	85

II-VI, Inc. *	16,049	565

Inphi Corp. *	8,671	529

KEMET Corp.	6,787	123

Kulicke & Soffa Industries, Inc.	20,754	487

Lattice Semiconductor Corp. *	34,652	634

MACOM Technology Solutions Holdings, Inc. *	6,992	150

MaxLinear, Inc. *	13,130	294

Nanometrics, Inc. *	6,963	227

NVE Corp.	3,039	202

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Semiconductors – 2.8% – continued

Photronics, Inc. *	11,092	$121

Power Integrations, Inc.	7,115	643

Rambus, Inc. *	27,443	360

Rudolph Technologies, Inc. *	8,435	222

Semtech Corp. *	15,786	767

Silicon Laboratories, Inc. *	8,497	946

Synaptics, Inc. *	4,454	178

Ultra Clean Holdings, Inc. *	9,100	133

Veeco Instruments, Inc. *	350	4

Vishay Intertechnology, Inc.	32,226	546

Xperi Corp.	5,745	119
		12,932

Software – 4.1%

ACI Worldwide, Inc. *	28,275	886

Agilysys, Inc. *	8,698	223

Allscripts Healthcare Solutions, Inc. *	24,928	274

American Software, Inc., Class A	14,436	217

Appfolio, Inc., Class A *	3,567	339

Avaya Holdings Corp. *	23,100	236

Avid Technology, Inc. *	137	1

Blackbaud, Inc.	11,098	1,003

Blackline, Inc. *	4,824	231

Bottomline Technologies DE, Inc. *	9,949	392

Box, Inc., Class A *	1,262	21

CCUR Holdings, Inc. *	691	3

ChannelAdvisor Corp. *	7,607	71

Cloudera, Inc. *	49,300	437

CommVault Systems, Inc. *	10,904	488

Computer Programs & Systems, Inc.	7,075	160

Cornerstone OnDemand, Inc. *	12,970	711

Coupa Software, Inc. *	10,506	1,361

Covetrus, Inc. *	19,800	235

Daily Journal Corp. *	425	105

Donnelley Financial Solutions, Inc. (1)*	1	–

Ebix, Inc.	7,086	298

Envestnet, Inc. *	8,804	499

Everbridge, Inc. *	5,202	321

FireEye, Inc. *	38,965	520

Five9, Inc. *	11,336	609

ForeScout Technologies, Inc. *	4,100	156

HubSpot, Inc. *	7,344	1,113

Immersion Corp. *	8,138	62

InnerWorkings, Inc. (1)*	73	–

Inovalon Holdings, Inc., Class A *	9,895	162

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Software – 4.1% – continued

Instructure, Inc. *	4,571	$177

j2 Global, Inc.	11,462	1,041

LivePerson, Inc. *	11,239	401

MicroStrategy, Inc., Class A *	2,271	337

Monotype Imaging Holdings, Inc.	6,172	122

NextGen Healthcare, Inc. *	11,808	185

Omnicell, Inc. *	9,095	657

OneSpan, Inc. *	10,264	149

Park City Group, Inc. (1)*	33	–

PDF Solutions, Inc. *	9,139	119

Progress Software Corp.	9,132	348

PROS Holdings, Inc. *	11,262	671

Q2 Holdings, Inc. *	5,949	469

QAD, Inc., Class B	717	26

Qualys, Inc. *	8,025	607

Rapid7, Inc. *	8,439	383

SailPoint Technologies Holding, Inc. *	8,200	153

Simulations Plus, Inc.	9,587	333

SPS Commerce, Inc. *	9,134	430

TiVo Corp.	14,740	112

Varonis Systems, Inc. *	4,455	266

Verint Systems, Inc. *	14,515	621

VirnetX Holding Corp. *	398	2

Workiva, Inc. *	3,200	140

Zovio, Inc. (1)*	16	–
		18,883

Specialty Finance – 1.9%

Aircastle Ltd.	16,563	372

Altisource Portfolio Solutions S.A. *	9,663	195

Arbor Realty Trust, Inc. *	16,625	218

Arlington Asset Investment Corp., Class A (1)	10	–

Cardtronics PLC, Class A *	4,336	131

Cass Information Systems, Inc.	3,215	174

Curo Group Holdings Corp. *	193	3

Deluxe Corp.	7,614	374

Encore Capital Group, Inc. *	4,419	147

Enova International, Inc. *	553	11

Essent Group Ltd.	18,550	884

Federal Agricultural Mortgage Corp., Class C	100	8

Flagstar Bancorp, Inc.	4,141	155

GATX Corp.	10,731	832

Green Dot Corp., Class A *	8,336	210

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Specialty Finance – 1.9% – continued

Investors Title Co.	1,869	$299

LendingClub Corp. *	16,200	212

LendingTree, Inc. *	1,898	589

MGIC Investment Corp.	77,635	977

Nelnet, Inc., Class A	8,785	559

Ocwen Financial Corp. *	373	1

PennyMac Financial Services, Inc. *	3,958	120

PRA Group, Inc. *	10,550	357

Regional Management Corp. *	300	8

Repay Holdings Corp. *	9,000	120

Stewart Information Services Corp.	7,956	309

Walker & Dunlop, Inc.	7,504	420

Willis Lease Finance Corp. *	1,882	104

World Acceptance Corp. *	7,053	899
		8,688

Technology Services – 2.7%

CACI International, Inc., Class A *	5,665	1,310

Computer Services, Inc.	4,154	189

Conduent, Inc. *	36,100	225

CoreLogic, Inc. *	12,282	568

CSG Systems International, Inc.	8,014	414

EVERTEC, Inc.	16,047	501

ExlService Holdings, Inc. *	7,677	514

Forrester Research, Inc.	4,543	146

ICF International, Inc.	5,916	500

Insight Enterprises, Inc. *	11,324	631

LiveRamp Holdings, Inc. *	18,587	798

ManTech International Corp., Class A	4,897	350

MAXIMUS, Inc.	19,727	1,524

Medidata Solutions, Inc. *	13,275	1,215

NIC, Inc.	14,951	309

Perficient, Inc. *	8,360	322

Perspecta, Inc.	15,200	397

Presidio, Inc.	11,297	191

Science Applications International Corp.	14,175	1,238

StarTek, Inc. *	835	5

Sykes Enterprises, Inc. *	14,451	443

TTEC Holdings, Inc.	7,060	338

Virtusa Corp. *	5,989	216
		12,344

Telecom – 0.7%

8x8, Inc. *	14,748	306

ATN International, Inc.	3,006	175

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Telecom – 0.7% – continued

Cogent Communications Holdings, Inc.	16,661	$918

Internap Corp. (1)*	70	–

Iridium Communications, Inc. *	20,224	430

KVH Industries, Inc. *	6,341	68

Loral Space & Communications, Inc. *	664	27

Shenandoah Telecommunications Co.	12,138	386

Spok Holdings, Inc.	13,742	164

Telephone & Data Systems, Inc.	13,362	345

Vonage Holdings Corp. *	46,211	522

Zix Corp. *	3,437	25
		3,366

Transportation & Logistics – 1.6%

Air T, Inc. *	765	15

Air Transport Services Group, Inc. *	14,408	303

ArcBest Corp.	3,855	117

Ardmore Shipping Corp. *	10,480	70

Covenant Transportation Group, Inc., Class A *	6,658	110

CryoPort, Inc. *	16,860	276

DHT Holdings, Inc.	51,580	317

Dorian LPG Ltd. *	1,255	13

Echo Global Logistics, Inc. *	10,522	238

Forward Air Corp.	7,963	508

Frontline Ltd. *	30,549	278

GasLog Ltd.	13,222	170

Golar LNG Ltd.	16,699	217

Heartland Express, Inc.	15,664	337

Hornbeck Offshore Services, Inc. *	10,400	8

International Seaways, Inc. *	7,011	135

Marten Transport Ltd.	11,623	242

Matson, Inc.	11,256	422

Mobile Mini, Inc.	11,970	441

Navigator Holdings Ltd. *	16,219	173

Navios Maritime Acquisition Corp.	600	4

Nordic American Tankers Ltd.	14,100	31

Overseas Shipholding Group, Inc., Class A *	8,500	15

P.A.M. Transportation Services, Inc. *	1,307	77

Patriot Transportation Holding, Inc. *	465	9

Ryder System, Inc.	10,570	547

Saia, Inc. *	7,784	729

Scorpio Tankers, Inc.	4,300	128

SEACOR Holdings, Inc. *	5,228	246

SEACOR Marine Holdings, Inc. *	5,400	68

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Transportation & Logistics – 1.6% – continued

Seaspan Corp.	47,200	$502

Ship Finance International Ltd.	16,551	232

Teekay Corp.	6,600	26

Teekay Tankers Ltd., Class A *	8,000	10

USA Truck, Inc. *	500	4

Werner Enterprises, Inc.	11,443	404
		7,422

Transportation Equipment – 0.4%

Greenbrier (The) Cos., Inc.	8,314	251

Meritor, Inc. *	7,800	144

Navistar International Corp. *	9,200	259

Spartan Motors, Inc.	27,144	372

Trinity Industries, Inc.	23,300	459

Wabash National Corp.	16,416	238
		1,723

Utilities – 4.6%

ALLETE, Inc.	12,739	1,114

American States Water Co.	9,770	878

Artesian Resources Corp., Class A	6,754	250

Atlantica Yield PLC	721	17

Avista Corp.	16,122	781

Black Hills Corp.	13,451	1,032

California Water Service Group	12,420	657

Chesapeake Utilities Corp.	4,605	439

Clearway Energy, Inc., Class A	1,149	20

Connecticut Water Service, Inc.	6,020	422

Consolidated Water Co. Ltd.	13,900	229

El Paso Electric Co.	13,353	896

IDACORP, Inc.	13,113	1,477

MGE Energy, Inc.	9,030	721

Middlesex Water Co.	9,348	607

New Jersey Resources Corp.	21,225	960

Northwest Natural Holding Co.	7,092	506

NorthWestern Corp.	12,205	916

ONE Gas, Inc.	13,617	1,309

Ormat Technologies, Inc.	9,570	711

Otter Tail Corp.	9,691	521

Pattern Energy Group, Inc., Class A	14,381	387

PNM Resources, Inc.	20,594	1,073

Portland General Electric Co.	23,070	1,300

RGC Resources, Inc.	936	27

SJW Group	7,080	483

South Jersey Industries, Inc.	16,875	555

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.4% – continued

Utilities – 4.6% – continued

Southwest Gas Holdings, Inc.	12,205	$1,111

Spire, Inc.	11,136	972

TerraForm Power, Inc., Class A	19,400	354

Unitil Corp.	3,728	237

York Water (The) Co.	3,692	161
		21,123

Waste & Environment Services & Equipment – 0.6%

Casella Waste Systems, Inc., Class A *	4,200	180

CECO Environmental Corp. *	206	1

Covanta Holding Corp.	19,672	340

ESCO Technologies, Inc.	6,836	544

Evoqua Water Technologies Corp. *	10,600	180

Heritage-Crystal Clean, Inc. *	508	14

Sharps Compliance Corp. *	7,582	32

Tetra Tech, Inc.	15,940	1,383

US Ecology, Inc.	4,694	300
		2,974
Total Common Stocks
(Cost $294,483)		440,541

PREFERRED STOCKS – 0.0%

Manufactured Goods – 0.0%

Steel Partners Holdings L.P., 6.00%	3,303	70
Total Preferred Stocks
(Cost $85)		70

RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Corium International, Inc. (Contingent Value Rights) (2)*	2,900	–

Sinovac Biotech Ltd. (2)*	1,587	–

Tobira Therapeutics, Inc. (Contingent Value Rights) (3)*	16,926	129
		129

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) (3)	9,541	5

Media – 0.0%

Media General, Inc. (Contingent Value Rights) (3)*	11,792	1

Medical Equipment & Devices – 0.0%

American Medical Alert Corp. (2)*	13,109	–

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0% – continued

Specialty Finance – 0.0%

NewStar Financial, Inc. (Contingent Value Rights) (2)*	1,580	$–
Total Rights
(Cost $151)		135

OTHER – 0.0%

Escrow Adolor Corp. (2)*	1,241	–
Total Other
(Cost $–)		–

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Air T Funding (1)*	2,121	$–

Tidewater, Inc., Class A Exp. 7/31/23, Strike $0.00 (1)*	10	–

Tidewater, Inc., Class B Exp. 7/31/23, Strike $0.00 (1)*	11	–
Total Warrants
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (4)(5)	19,199,833	$19,200
Total Investment Companies
(Cost $19,200)		19,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bills,, 2.00%, 1/9/20 (6)(7)	$1,257	$1,251
Total Short-Term Investments
(Cost $1,250)		1,251

Total Investments – 99.9%
(Cost $315,169)		461,197

Other Assets less Liabilities – 0.1%		412
NET ASSETS – 100.0%		$461,609

(1)	Value rounds to less than one thousand.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(5)	7-day current yield as of September 30, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)
E-Mini Russell 2000 Index	269	$20,511	Long	12/19	$(597)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.2%
Consumer Discretionary	11.1
Consumer Staples	3.3
Energy	2.9
Financials	18.3
Health Care	15.1
Industrials	17.0
Information Technology	14.0
Materials	3.7
Real Estate	7.6
Utilities	4.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banking	$48,314		$157		$–	$48,471
Biotechnology & Pharmaceuticals	23,433		10		–	23,443
Insurance	14,306		108		–	14,414
Real Estate Investment Trusts	35,473		3		–	35,476
All Other Industries (1)	318,737		–		–	318,737
Total Common Stocks	440,263		278		–	440,541
Preferred Stocks	70		–		–	70
Rights	–		–		135	135
Warrants	–	*	–	*	–	–	*
Investment Companies	19,200		–		–	19,200
Short-Term Investments	–		1,251		–	1,251
Total Investments	$459,533		$1,529		$135	$461,197

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(597)		$–		$–	$(597)

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6%

Aerospace & Defense – 1.6%

AAR Corp.	392,898	$16,191

Barnes Group, Inc.	135,314	6,974

Mercury Systems, Inc. *	111,330	9,037

Moog, Inc., Class A	184,527	14,969
		47,171

Apparel & Textile Products – 0.2%

Movado Group, Inc.	115,504	2,872

Skechers U.S.A., Inc., Class A *	54,353	2,030
		4,902

Asset Management – 0.7%

Blucora, Inc. *	18,714	405

Boston Private Financial Holdings, Inc.	265,149	3,091

Kennedy-Wilson Holdings, Inc.	186,183	4,081

Stifel Financial Corp.	210,775	12,094

Waddell & Reed Financial, Inc., Class A	33,309	572
		20,243

Automotive – 1.1%

American Axle & Manufacturing Holdings, Inc. *	521,684	4,288

Cooper Tire & Rubber Co.	401,798	10,495

Cooper-Standard Holdings, Inc. *	41,543	1,698

Dana, Inc.	461,102	6,658

Modine Manufacturing Co. *	176,135	2,003

Standard Motor Products, Inc.	154,665	7,509

Superior Industries International, Inc.	2,430	7
		32,658

Banking – 19.0%

1st Source Corp.	18,308	837

Arrow Financial Corp.	15,429	515

Atlantic Union Bankshares Corp.	158,573	5,906

Axos Financial, Inc. *	87,484	2,419

BancFirst Corp.	117,072	6,488

BancorpSouth Bank	681,537	20,180

Bank of NT Butterfield & Son (The) Ltd.	56,470	1,674

BankFinancial Corp.	111,364	1,325

Banner Corp.	67,855	3,811

Berkshire Hills Bancorp, Inc.	109,618	3,211

Brookline Bancorp, Inc.	216,868	3,194

Capitol Federal Financial, Inc.	55,387	763

Cathay General Bancorp	642,391	22,313

Central Pacific Financial Corp.	37,016	1,051

City Holding Co.	124,563	9,498

CNB Financial Corp.	43,781	1,257

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Banking – 19.0% – continued

Columbia Banking System, Inc.	206,080	$7,604

Community Bank System, Inc.	184,014	11,352

Community Trust Bancorp, Inc.	160,666	6,841

CVB Financial Corp.	469,306	9,794

Dime Community Bancshares, Inc.	424,641	9,092

Eagle Bancorp, Inc.	35,108	1,567

Enterprise Financial Services Corp.	57,571	2,346

Financial Institutions, Inc.	46,013	1,389

First Bancorp	89,816	3,224

First BanCorp (New York Exchange)	906,942	9,051

First Busey Corp.	24,591	622

First Business Financial Services, Inc.	33,526	807

First Commonwealth Financial Corp.	148,788	1,976

First Defiance Financial Corp.	15,040	436

First Financial Bancorp	607,176	14,861

First Financial Corp.	117,905	5,125

First Interstate BancSystem, Inc., Class A	52,841	2,126

First Merchants Corp.	266,248	10,020

First Midwest Bancorp, Inc.	428,554	8,348

Flushing Financial Corp.	377,752	7,633

FNB Corp.	693,765	7,999

Fulton Financial Corp.	764,406	12,368

German American Bancorp, Inc.	64,307	2,061

Glacier Bancorp, Inc.	66,498	2,691

Great Southern Bancorp, Inc.	19,325	1,101

Great Western Bancorp, Inc.	326,176	10,764

Hancock Whitney Corp.	341,094	13,062

Heartland Financial USA, Inc.	136,341	6,100

Heritage Financial Corp.	81,355	2,193

Home BancShares, Inc.	826,308	15,530

HomeStreet, Inc. *	78,416	2,142

Hope Bancorp, Inc.	685,434	9,829

IBERIABANK Corp.	225,525	17,036

Independent Bank Corp.	172,563	12,882

Independent Bank Group, Inc.	44,545	2,344

International Bancshares Corp.	160,690	6,206

Investors Bancorp, Inc.	651,088	7,396

Lakeland Bancorp, Inc.	322,957	4,983

Lakeland Financial Corp.	157,402	6,923

LegacyTexas Financial Group, Inc.	49,541	2,157

Meridian Bancorp, Inc.	21,661	406

NBT Bancorp, Inc.	250,661	9,172

Northwest Bancshares, Inc.	532,440	8,727

OceanFirst Financial Corp.	136,403	3,219

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Banking – 19.0% – continued

OFG Bancorp	139,139	$3,047

Old National Bancorp	439,533	7,562

Oritani Financial Corp.	118,464	2,096

Park National Corp.	40,017	3,794

Peapack Gladstone Financial Corp.	6,378	179

Pinnacle Financial Partners, Inc.	49,332	2,800

Preferred Bank	40,083	2,100

Prosperity Bancshares, Inc.	86,546	6,113

Provident Financial Services, Inc.	832,980	20,433

Renasant Corp.	333,966	11,692

S&T Bancorp, Inc.	223,419	8,162

Sandy Spring Bancorp, Inc.	111,169	3,748

Sierra Bancorp	134,795	3,580

Simmons First National Corp., Class A	302,370	7,529

South State Corp.	122,908	9,255

Southside Bancshares, Inc.	86,244	2,942

TCF Financial Corp.	392,174	14,930

Texas Capital Bancshares, Inc. *	158,157	8,643

Tompkins Financial Corp.	44,796	3,634

Towne Bank	200,612	5,578

TriCo Bancshares	144,644	5,251

TrustCo Bank Corp. NY	164,321	1,339

Trustmark Corp.	468,858	15,993

UMB Financial Corp.	243,907	15,752

Umpqua Holdings Corp.	449,320	7,396

United Community Banks, Inc.	209,575	5,941

United Community Financial Corp.	55,227	595

United Financial Bancorp, Inc.	344,909	4,701

Univest Financial Corp.	26,646	680

Valley National Bancorp	865,712	9,410

WesBanco, Inc.	235,976	8,818

Westamerica Bancorporation	21,776	1,354

WSFS Financial Corp.	121,925	5,377
		576,371

Biotechnology & Pharmaceuticals – 0.6%

Acorda Therapeutics, Inc. *	207,114	594

Cambrex Corp. *	28,942	1,722

Emergent BioSolutions, Inc. *	152,039	7,949

Endo International PLC *	365,269	1,173

Mallinckrodt PLC *	213,227	514

PDL BioPharma, Inc. *	1,396,839	3,017

Prestige Consumer Healthcare, Inc. *	74,088	2,570

Taro Pharmaceutical Industries Ltd.	16,066	1,212
		18,751

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Chemicals – 2.0%

H.B. Fuller Co.	280,164	$13,045

Innophos Holdings, Inc.	57,776	1,875

Innospec, Inc.	124,407	11,090

Kraton Corp. *	117,753	3,802

Materion Corp.	39,343	2,414

Minerals Technologies, Inc.	268,099	14,233

PQ Group Holdings, Inc. *	138,460	2,207

Rayonier Advanced Materials, Inc.	166,228	720

Sensient Technologies Corp.	112,530	7,725

Stepan Co.	31,969	3,103

Univar Solutions, Inc. *	10,965	228
		60,442

Commercial Services – 3.4%

ABM Industries, Inc.	468,952	17,032

Barrett Business Services, Inc.	31,542	2,801

CBIZ, Inc. *	124,951	2,936

Ennis, Inc.	326,652	6,602

FTI Consulting, Inc. *	356,183	37,752

Kforce, Inc.	72,529	2,744

Korn Ferry	313,992	12,133

Navigant Consulting, Inc.	201,781	5,640

TrueBlue, Inc. *	16,461	347

UniFirst Corp.	61,213	11,944

Viad Corp.	43,200	2,901
		102,832

Construction Materials – 0.6%

Boise Cascade Co.	152,281	4,963

Simpson Manufacturing Co., Inc.	159,610	11,072

Universal Forest Products, Inc.	88,496	3,529
		19,564

Consumer Products – 2.0%

Cal-Maine Foods, Inc.	101,961	4,074

Central Garden & Pet Co., Class A *	25,788	715

Darling Ingredients, Inc. *	793,992	15,189

Fresh Del Monte Produce, Inc.	28,842	984

Helen of Troy Ltd. *	73,105	11,526

Inter Parfums, Inc.	174,986	12,244

MGP Ingredients, Inc.	6,700	333

Nomad Foods Ltd. *	69,697	1,429

Phibro Animal Health Corp., Class A	7,848	167

Simply Good Foods (The) Co. *	83,560	2,422

Universal Corp.	236,058	12,938
		62,021

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Consumer Services – 1.2%

Aaron’s, Inc.	279,325	$17,950

Adtalem Global Education, Inc. *	308,012	11,732

Laureate Education, Inc., Class A *	120,201	1,992

Regis Corp.*	177,925	3,598
		35,272

Containers & Packaging – 0.2%

Myers Industries, Inc.	298,315	5,265

Design, Manufacturing & Distribution – 1.5%

Benchmark Electronics, Inc.	477,934	13,889

Fabrinet *	121,662	6,363

Plexus Corp. *	299,758	18,738

Sanmina Corp. *	69,804	2,241

Tech Data Corp. *	53,229	5,549
		46,780

Distributors – Consumer Staples – 0.3%

Andersons (The), Inc.	354,163	7,944

Core-Mark Holding Co., Inc.	81,477	2,616
		10,560

Distributors – Discretionary – 0.4%

ePlus, Inc. *	14,872	1,132

G-III Apparel Group Ltd. *	19,663	507

PC Connection, Inc.	250,263	9,735
		11,374

Electrical Equipment – 1.1%

Advanced Energy Industries, Inc. *	165,079	9,477

Belden, Inc.	203,989	10,881

Littelfuse, Inc.	1,681	298

Watts Water Technologies, Inc., Class A	152,730	14,315
		34,971

Engineering & Construction Services – 0.5%

Aegion Corp. *	238,033	5,089

Dycom Industries, Inc. *	12,233	624

EMCOR Group, Inc.	46,304	3,988

KBR, Inc.	200,037	4,909

Primoris Services Corp.	20,643	405

TopBuild Corp. *	14,239	1,373
		16,388

Forest & Paper Products – 0.5%

Mercer International, Inc.	538,589	6,754

Neenah, Inc.	44,647	2,907

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Forest & Paper Products – 0.5% – continued

P.H. Glatfelter Co.	229,697	$3,535

Schweitzer-Mauduit International, Inc.	41,068	1,538
		14,734

Gaming, Lodging & Restaurants – 0.7%

Boyd Gaming Corp.	45,075	1,080

Marriott Vacations Worldwide Corp.	125,618	13,015

Monarch Casino & Resort, Inc. *	24,064	1,003

St. Joe (The) Co. *	112,619	1,929

Texas Roadhouse, Inc.	91,090	4,784
		21,811

Hardware – 1.1%

ADTRAN, Inc.	185,668	2,107

Arlo Technologies, Inc. *	344,573	1,175

Cubic Corp.	107,568	7,576

Digi International, Inc. *	101,975	1,389

Knowles Corp. *	434,774	8,843

NETGEAR, Inc. *	174,001	5,606

NetScout Systems, Inc. *	133,793	3,085

PC-Tel, Inc. *	40,999	344

Plantronics, Inc.	40,048	1,495

TTM Technologies, Inc. *	41,002	500
		32,120

Health Care Facilities & Services – 1.2%

Diplomat Pharmacy, Inc. *	258,126	1,265

LHC Group, Inc. *	54,646	6,205

Magellan Health, Inc. *	212,271	13,182

MedCath Corp. (1)*	106,845	–

National HealthCare Corp.	45,655	3,737

Patterson Cos., Inc.	96,861	1,726

Select Medical Holdings Corp. *	318,182	5,272

Triple-S Management Corp., Class B *	367,135	4,920
		36,307

Home & Office Products – 1.7%

ACCO Brands Corp.	421,488	4,160

Beazer Homes USA, Inc. *	202,441	3,017

CSS Industries, Inc.	424	2

Hooker Furniture Corp.	118,701	2,545

Interface, Inc.	23,773	343

KB Home	212,804	7,235

MDC Holdings, Inc.	171,828	7,406

Meritage Homes Corp. *	201,339	14,164

Steelcase, Inc., Class A	101,970	1,876

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Home & Office Products – 1.7% – continued

Taylor Morrison Home Corp., Class A *	109,526	$2,841

TRI Pointe Group, Inc. *	620,847	9,338
		52,927

Industrial Services – 0.4%

Applied Industrial Technologies, Inc.	32,101	1,823

Kaman Corp.	76,793	4,566

Systemax, Inc.	14,894	328

Triton International Ltd.	77,378	2,619

WESCO International, Inc. *	64,605	3,086
		12,422

Institutional Financial Services – 0.1%

GAIN Capital Holdings, Inc.	323,746	1,709

Virtu Financial, Inc., Class A	36,663	600
		2,309

Insurance – 4.6%

American Equity Investment Life Holding Co.	494,016	11,955

AMERISAFE, Inc.	112,267	7,422

Argo Group International Holdings Ltd.	88,737	6,233

CNO Financial Group, Inc.	710,791	11,252

Employers Holdings, Inc.	327,899	14,290

Enstar Group Ltd. *	36,564	6,944

FBL Financial Group, Inc., Class A	83,704	4,981

GWG Holdings, Inc. *	1,999	20

Hanover Insurance Group (The), Inc.	17,026	2,308

Horace Mann Educators Corp.	386,010	17,884

Kemper Corp.	97,097	7,569

National General Holdings Corp.	132,684	3,054

NMI Holdings, Inc., Class A *	25,994	682

ProAssurance Corp.	110,445	4,448

Radian Group, Inc.	1,089,188	24,877

Selective Insurance Group, Inc.	102,886	7,736

United Fire Group, Inc.	147,958	6,951

Universal Insurance Holdings, Inc.	13,967	419
		139,025

Iron & Steel – 1.5%

Allegheny Technologies, Inc.*	684,731	13,866

Carpenter Technology Corp.	214,921	11,103

Cleveland-Cliffs, Inc.	744,088	5,372

Commercial Metals Co.	481,774	8,373

Schnitzer Steel Industries, Inc., Class A	81,919	1,692

Warrior Met Coal, Inc.	229,907	4,488
		44,894

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Leisure Products – 0.4%

Acushnet Holdings Corp.	107,072	$2,827

Callaway Golf Co.	522,363	10,139
		12,966

Machinery – 1.2%

Alamo Group, Inc.	30,927	3,641

Altra Industrial Motion Corp.	65,592	1,817

Briggs & Stratton Corp.	156,980	951

CIRCOR International, Inc. *	600	22

Columbus McKinnon Corp.	74,137	2,701

Curtiss-Wright Corp.	36,495	4,721

Federal Signal Corp.	24,037	787

Hollysys Automation Technologies Ltd.	24,175	367

Hyster-Yale Materials Handling, Inc.	5,071	277

Kadant, Inc.	37,495	3,292

Kennametal, Inc.	83,884	2,579

MTS Systems Corp.	6,263	346

Regal Beloit Corp.	102,094	7,438

Rexnord Corp. *	41,657	1,127

SPX FLOW, Inc. *	17,023	672

Standex International Corp.	91,299	6,659
		37,397

Manufactured Goods – 0.3%

AZZ, Inc.	10,400	453

Chart Industries, Inc. *	111,832	6,974

EnPro Industries, Inc.	8,651	594

Gibraltar Industries, Inc. *	12,720	584

Timken (The) Co.	31,202	1,358
		9,963

Media – 1.9%

DISH Network Corp., Class A *	4,543	155

Entercom Communications Corp., Class A	319,722	1,068

EW Scripps (The) Co., Class A	734,971	9,760

Hemisphere Media Group, Inc. *	84,035	1,027

Meredith Corp.	214,395	7,860

New Media Investment Group, Inc.	23,733	209

New York Times (The) Co., Class A	150,240	4,279

Scholastic Corp.	374,405	14,138

Sinclair Broadcast Group, Inc., Class A	30,652	1,310

TEGNA, Inc.	1,137,444	17,664
		57,470

Medical Equipment & Devices – 2.5%

AngioDynamics, Inc. *	325,859	6,002

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Medical Equipment & Devices – 2.5% – continued

Avanos Medical, Inc. *	308,668	$11,563

CONMED Corp.	129,692	12,470

CryoLife, Inc. *	333,314	9,050

Integer Holdings Corp. *	220,844	16,687

Luminex Corp.	193,354	3,993

Myriad Genetics, Inc. *	436,574	12,499

Natus Medical, Inc. *	22,145	705

Orthofix Medical, Inc. *	52,442	2,780
		75,749

Metals & Mining – 0.5%

Encore Wire Corp.	55,757	3,138

Kaiser Aluminum Corp.	111,212	11,007
		14,145

Oil, Gas & Coal – 3.5%

Abraxas Petroleum Corp. *	183,307	93

Arch Coal, Inc., Class A	82,222	6,101

Bonanza Creek Energy, Inc. *	64,157	1,436

Callon Petroleum Co. *	1,242,586	5,393

Centennial Resource Development, Inc., Class A *	106,117	479

CNX Resources Corp. *	89,644	651

CVR Energy, Inc.	34,786	1,532

Delek U.S. Holdings, Inc.	463,709	16,833

Diamond Offshore Drilling, Inc. *	377,157	2,097

Dril-Quip, Inc. *	198,924	9,982

Exterran Corp. *	142,204	1,857

Gran Tierra Energy, Inc. *	154,347	193

Jagged Peak Energy, Inc. *	217,630	1,580

Mammoth Energy Services, Inc.	17,914	44

Matador Resources Co. *	118,726	1,962

Matrix Service Co. *	246,978	4,233

Natural Gas Services Group, Inc. *	181,589	2,326

Newpark Resources, Inc. *	902,480	6,877

Oasis Petroleum, Inc. *	286,211	990

Oil States International, Inc. *	53,092	706

Par Pacific Holdings, Inc. *	55,970	1,279

PBF Energy, Inc., Class A	44,339	1,206

PDC Energy, Inc. *	276,057	7,661

Peabody Energy Corp.	245,326	3,611

Penn Virginia Corp. *	45,738	1,330

ProPetro Holding Corp. *	408,972	3,717

RPC, Inc.	539,765	3,028

SemGroup Corp., Class A	283,536	4,633

SM Energy Co.	44,721	433

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Oil, Gas & Coal – 3.5% – continued

Southwestern Energy Co. *	787,530	$1,520

SRC Energy, Inc. *	906,167	4,223

Thermon Group Holdings, Inc. *	124,381	2,858

Unit Corp. *	434,487	1,469

Valaris PLC	333,062	1,602

W&T Offshore, Inc. *	23,250	102

World Fuel Services Corp.	68,521	2,737
		106,774

Passenger Transportation – 0.3%

Hawaiian Holdings, Inc.	62,762	1,648

SkyWest, Inc.	73,420	4,214

Spirit Airlines, Inc. *	97,156	3,527
		9,389

Real Estate – 0.2%

McGrath RentCorp	101,880	7,090

Real Estate Investment Trusts – 12.8%

Acadia Realty Trust	317,692	9,080

Agree Realty Corp.	177,845	13,009

American Assets Trust, Inc.	95,078	4,444

Apple Hospitality REIT, Inc.	92,283	1,530

Blackstone Mortgage Trust, Inc., Class A	309,158	11,083

Brandywine Realty Trust	71,525	1,084

Capstead Mortgage Corp.	847,585	6,230

CareTrust REIT, Inc.	231,500	5,441

Chatham Lodging Trust	209,659	3,805

City Office REIT, Inc.	78,400	1,128

CorEnergy Infrastructure Trust, Inc.	41,427	1,956

Corporate Office Properties Trust	103,192	3,073

Cousins Properties, Inc.	436,648	16,414

DiamondRock Hospitality Co.	1,655,568	16,970

Exantas Capital Corp.	520,780	5,921

First Industrial Realty Trust, Inc.	392,418	15,524

Franklin Street Properties Corp.	201,342	1,703

Getty Realty Corp.	97,800	3,136

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	65,143	1,899

Healthcare Realty Trust, Inc.	441,990	14,807

Hersha Hospitality Trust	49,956	743

Independence Realty Trust, Inc.	182,539	2,612

Industrial Logistics Properties Trust	121,414	2,580

Kite Realty Group Trust	80,751	1,304

Ladder Capital Corp.	566,091	9,776

Lexington Realty Trust	239,729	2,457

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Real Estate Investment Trusts – 12.8% – continued

Life Storage, Inc.	18,636	$1,964

LTC Properties, Inc.	119,300	6,111

Mack-Cali Realty Corp.	435,112	9,425

MFA Financial, Inc.	837,952	6,167

Monmouth Real Estate Investment Corp.	78,327	1,129

National Health Investors, Inc.	168,415	13,876

New York Mortgage Trust, Inc.	347,943	2,119

Office Properties Income Trust	62,820	1,925

One Liberty Properties, Inc.	121,339	3,340

Orchid Island Capital, Inc.	857,544	4,931

Park Hotels & Resorts, Inc.	437,538	10,925

Physicians Realty Trust	661,333	11,739

Piedmont Office Realty Trust, Inc., Class A	504,321	10,530

PotlatchDeltic Corp.	268,586	11,035

PS Business Parks, Inc.	70,441	12,817

Ready Capital Corp.	413,412	6,582

Retail Opportunity Investments Corp.	45,039	821

Retail Properties of America, Inc., Class A	87,934	1,083

Rexford Industrial Realty, Inc.	32,483	1,430

RLJ Lodging Trust	917,230	15,584

RPT Realty	793,883	10,757

Sabra Health Care REIT, Inc.	667,666	15,330

Service Properties Trust	65,844	1,698

Spirit MTA REIT	17,083	144

Spirit Realty Capital, Inc.	34,167	1,635

STAG Industrial, Inc.	538,716	15,881

Summit Hotel Properties, Inc.	313,547	3,637

Sunstone Hotel Investors, Inc.	1,162,039	15,966

Terreno Realty Corp.	166,875	8,526

Washington Prime Group, Inc.	566,819	2,347

Washington Real Estate Investment Trust	196,430	5,374

Weingarten Realty Investors	216,884	6,318

Winthrop Realty Trust *	35,149	10

Xenia Hotels & Resorts, Inc.	440,939	9,313
		388,178

Recreational Facilities & Services – 0.9%

International Speedway Corp., Class A	331,491	14,920

Marcus (The) Corp.	319,528	11,826
		26,746

Renewable Energy – 0.7%

Canadian Solar, Inc. *	23,436	443

EnerSys	130,367	8,596

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Renewable Energy – 0.7% – continued

Green Plains, Inc.	219,795	$2,329

Renewable Energy Group, Inc. *	148,298	2,225

REX American Resources Corp. *	108,414	8,275
		21,868

Retail – Consumer Staples – 0.2%

Ingles Markets, Inc., Class A	35,055	1,362

PriceSmart, Inc.	22,366	1,590

SpartanNash Co.	18,408	218

Village Super Market, Inc., Class A	38,861	1,028

Weis Markets, Inc.	27,012	1,030
		5,228

Retail – Discretionary – 4.1%

Abercrombie & Fitch Co., Class A	27,249	425

American Eagle Outfitters, Inc.	180,250	2,924

AutoNation, Inc. *	36,787	1,865

Beacon Roofing Supply, Inc. *	27,247	914

BMC Stock Holdings, Inc. *	283,971	7,434

Boot Barn Holdings, Inc. *	80,448	2,808

Builders FirstSource, Inc. *	117,929	2,426

Caleres, Inc.	113,149	2,649

Chico’s FAS, Inc.	51,202	206

Children’s Place (The), Inc.	26,576	2,046

Citi Trends, Inc.	43,770	801

Conn’s, Inc. *	64,764	1,610

Designer Brands, Inc., Class A	400,939	6,864

Dick’s Sporting Goods, Inc.	33,130	1,352

Dillard’s, Inc., Class A	9,805	648

Ethan Allen Interiors, Inc.	150,828	2,881

Foot Locker, Inc.	48,558	2,096

Genesco, Inc. *	150,252	6,013

Group 1 Automotive, Inc.	257,783	23,796

Haverty Furniture Cos., Inc.	189,720	3,846

Hertz Global Holdings, Inc. *	33,675	466

La-Z-Boy, Inc.	292,242	9,816

Lithia Motors, Inc., Class A	22,797	3,018

Office Depot, Inc.	2,063,043	3,621

Party City Holdco, Inc. *	38,635	221

Penske Automotive Group, Inc.	34,043	1,609

Rush Enterprises, Inc., Class A	256,993	9,915

Shoe Carnival, Inc.	248,618	8,058

Sonic Automotive, Inc., Class A	413,065	12,974
		123,302

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Semiconductors – 2.2%

Amkor Technology, Inc. *	1,142,865	$10,400

AVX Corp.	239,364	3,638

Cirrus Logic, Inc. *	60,968	3,267

Cohu, Inc.	113,743	1,536

CTS Corp.	385,248	12,467

Diodes, Inc. *	174,449	7,004

FormFactor, Inc. *	120,407	2,245

II-VI, Inc. *	274,310	9,658

KEMET Corp.	22,678	412

Kulicke & Soffa Industries, Inc.	28,289	664

Nanometrics, Inc. *	9,519	311

Photronics, Inc. *	477,590	5,196

Power Integrations, Inc.	35,486	3,209

Semtech Corp. *	50,357	2,448

Vishay Intertechnology, Inc.	188,133	3,185
		65,640

Software – 0.3%

Allscripts Healthcare Solutions, Inc. *	174,772	1,919

Ebix, Inc.	57,060	2,402

Progress Software Corp.	142,662	5,430
		9,751

Specialty Finance – 1.9%

Air Lease Corp.	290,937	12,167

Deluxe Corp.	44,553	2,190

Encore Capital Group, Inc. *	152,754	5,090

Enova International, Inc. *	69,778	1,448

Essent Group Ltd.	39,303	1,874

First American Financial Corp.	137,303	8,102

GATX Corp.	208,917	16,197

Marlin Business Services Corp.	23,054	581

Nelnet, Inc., Class A	73,494	4,674

Ocwen Financial Corp. *	123,723	233

On Deck Capital, Inc. *	20,531	69

Walker & Dunlop, Inc.	12,336	690

World Acceptance Corp. *	24,397	3,111
		56,426

Technology Services – 2.5%

Conduent, Inc. *	84,331	524

CSG Systems International, Inc.	32,705	1,690

ICF International, Inc.	74,701	6,310

Insight Enterprises, Inc. *	526,284	29,309

LiveRamp Holdings, Inc. *	279,437	12,005

ManTech International Corp., Class A	213,868	15,272

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Technology Services – 2.5% – continued

Perficient, Inc. *	186,749	$7,205

Sykes Enterprises, Inc. *	144,016	4,413
		76,728

Telecom – 0.8%

ATN International, Inc.	31,119	1,817

EchoStar Corp., Class A *	19,313	765

Iridium Communications, Inc. *	556,196	11,836

Shenandoah Telecommunications Co.	53,333	1,694

Telephone & Data Systems, Inc.	257,836	6,652

United States Cellular Corp. *	20,882	785
		23,549

Transportation & Logistics – 2.1%

ArcBest Corp.	86,072	2,621

Ardmore Shipping Corp. *	241,373	1,615

DHT Holdings, Inc.	807,668	4,967

Echo Global Logistics, Inc. *	111,935	2,535

Frontline Ltd. *	754,341	6,865

GasLog Ltd.	32,337	416

Marten Transport Ltd.	178,223	3,703

Matson, Inc.	60,691	2,277

Navigator Holdings Ltd. *	217,162	2,319

Ryder System, Inc.	21,225	1,099

Saia, Inc. *	108,317	10,149

Schneider National, Inc., Class B	37,900	823

SEACOR Holdings, Inc. *	46,768	2,201

Ship Finance International Ltd.	1,241,541	17,431

Teekay Corp.	41,912	168

Werner Enterprises, Inc.	100,930	3,563
		62,752

Transportation Equipment – 0.2%

Greenbrier (The) Cos., Inc.	164,152	4,944

Wabash National Corp.	23,096	335
		5,279

Utilities – 6.3%

ALLETE, Inc.	124,940	10,921

Black Hills Corp.	162,491	12,468

El Paso Electric Co.	122,022	8,185

National Fuel Gas Co.	34,374	1,613

New Jersey Resources Corp.	236,700	10,704

NorthWestern Corp.	315,479	23,677

ONE Gas, Inc.	164,703	15,830

Ormat Technologies, Inc.	20,308	1,509

Otter Tail Corp.	204,958	11,016

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.6% – continued

Utilities – 6.3% – continued

Pattern Energy Group, Inc., Class A	234,500	$6,315

PNM Resources, Inc.	438,809	22,853

Portland General Electric Co.	345,787	19,492

SJW Group	8,849	604

Southwest Gas Holdings, Inc.	303,457	27,627

Spire, Inc.	169,447	14,782

Unitil Corp.	45,700	2,899
		190,495

Waste & Environment Services & Equipment – 0.6%

Clean Harbors, Inc. *	22,638	1,748

ESCO Technologies, Inc.	73,624	5,858

Tetra Tech, Inc.	117,051	10,155
		17,761
Total Common Stocks
(Cost $2,173,181)		2,866,760

MASTER LIMITED PARTNERSHIPS – 0.2%

Asset Management – 0.2%

Compass Diversified Holdings	368,488	7,263
Total Master Limited Partnerships
(Cost $4,822)		7,263

RIGHTS – 0.0%

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) (2)	237,199	124
Total Rights
(Cost $475)		124

OTHER – 0.0%

Escrow DLB Oil & Gas (1)*	2,100	—
Total Other
(Cost $–)		—

INVESTMENT COMPANIES – 5.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (3)(4)	172,642,262	172,642
Total Investment Companies
(Cost $172,642)		172,642

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bills,, 2.00%, 1/9/20 (5)(6)	$7,359	$7,322
Total Short-Term Investments
(Cost $7,319)		7,322

Total Investments – 100.7%
(Cost $2,358,439)		3,054,111

Liabilities less Other Assets – (0.7%)		(21,801)
NET ASSETS – 100.0%		$3,032,310

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini Russell 2000 Index	1,482	$113,003	Long	12/19	$(3,328)

E-Mini S&P 500	300	44,678	Long	12/19	(270)

Total					$(3,598)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.2%
Consumer Discretionary	9.9
Consumer Staples	2.2
Energy	5.3
Financials	28.5
Health Care	4.6
Industrials	14.0
Information Technology	8.8
Materials	4.9
Real Estate	11.9
Utilities	6.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Real Estate Investment Trusts	$388,168	$10	$–	$388,178
All Other Industries (1)	2,478,582	–	–	2,478,582
Total Common Stocks	2,866,750	10	–	2,866,760
Master Limited Partnerships (1)	7,263	–	–	7,263
Rights (1)	–	–	124	124
Investment Companies	172,642	–	–	172,642
Short-Term Investments	–	7,322	–	7,322
Total Investments	$3,046,655	$7,332	$124	$3,054,111

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(3,598)	$–	$–	$(3,598)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4%

Aerospace & Defense – 2.9%

Boeing (The) Co.	4,510	$1,716

Lockheed Martin Corp.	3,654	1,425
		3,141

Apparel & Textile Products – 1.6%

NIKE, Inc., Class B	10,833	1,017

VF Corp.	7,684	684
		1,701

Asset Management – 2.2%

Ameriprise Financial, Inc.	5,109	752

Charles Schwab (The) Corp.	19,223	804

Franklin Resources, Inc.	8,599	248

T. Rowe Price Group, Inc.	5,206	595
		2,399

Automotive – 0.3%

Aptiv PLC	4,019	351

Banking – 4.7%

Bank of America Corp.	32,397	945

Citigroup, Inc.	28,300	1,955

Comerica, Inc.	1,270	84

First Republic Bank	1,137	110

JPMorgan Chase & Co.	16,448	1,936

SVB Financial Group *	393	82
		5,112

Biotechnology & Pharmaceuticals – 8.0%

AbbVie, Inc.	8,810	667

Amgen, Inc.	5,778	1,118

Biogen, Inc. *	2,076	483

Bristol-Myers Squibb Co.	4,169	211

Celgene Corp. *	1,389	138

Eli Lilly & Co.	6,528	730

Gilead Sciences, Inc.	18,274	1,158

Johnson & Johnson	7,944	1,028

Merck & Co., Inc.	31,010	2,611

Perrigo Co. PLC	3,248	182

Pfizer, Inc.	7,101	255
		8,581

Chemicals – 1.4%

3M Co.	5,300	871

Ecolab, Inc.	3,019	598

PPG Industries, Inc.	388	46
		1,515

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Commercial Services – 0.8%

ManpowerGroup, Inc.	7,253	$611

Robert Half International, Inc.	4,229	235
		846

Consumer Products – 6.2%

Clorox (The) Co.	4,354	661

Coca-Cola (The) Co.	6,720	366

Colgate-Palmolive Co.	13,022	957

Herbalife Nutrition Ltd. *	1,487	56

Kellogg Co.	6,876	443

Keurig Dr. Pepper, Inc.	2,171	59

Kimberly-Clark Corp.	4,310	612

PepsiCo, Inc.	12,882	1,766

Procter & Gamble (The) Co.	14,275	1,776
		6,696

Consumer Services – 0.0%

Graham Holdings Co., Class B	51	34

Distributors – Consumer Staples – 1.3%

Bunge Ltd.	12,277	695

US Foods Holding Corp. *	15,986	657
		1,352

Electrical Equipment – 3.2%

General Electric Co.	39,755	355

Honeywell International, Inc.	6,357	1,076

Ingersoll-Rand PLC	2,625	324

Johnson Controls International PLC	18,396	807

Lennox International, Inc.	1,219	296

Rockwell Automation, Inc.	3,458	570
		3,428

Gaming, Lodging & Restaurants – 0.7%

Domino’s Pizza, Inc.	726	178

Marriott International, Inc., Class A	4,305	535
		713

Hardware – 6.9%

Apple, Inc.	21,908	4,907

Cisco Systems, Inc.	18,272	903

F5 Networks, Inc. *	344	48

HP, Inc.	25,614	485

Motorola Solutions, Inc.	2,481	423

Xerox Holdings Corp.	4,597	137

Zebra Technologies Corp., Class A *	2,691	555
		7,458

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Health Care Facilities & Services – 3.4%

AmerisourceBergen Corp.	5,513	$454

Cardinal Health, Inc.	15,641	738

HCA Healthcare, Inc.	3,858	465

Henry Schein, Inc. *	10,765	683

Humana, Inc.	2,003	512

Molina Healthcare, Inc. *	3,006	330

UnitedHealth Group, Inc.	2,094	455
		3,637

Home & Office Products – 0.3%

Tempur Sealy International, Inc. *	1,389	107

Toll Brothers, Inc.	4,544	187
		294

Industrial Services – 0.2%

W.W. Grainger, Inc.	819	243

Institutional Financial Services – 1.3%

Bank of New York Mellon (The) Corp.	6,578	297

Goldman Sachs Group (The), Inc.	4,157	861

Morgan Stanley	2,642	113

State Street Corp.	1,435	85
		1,356

Insurance – 2.0%

Allstate (The) Corp.	5,523	600

Aon PLC	3,689	714

Loews Corp.	2,841	146

Marsh & McLennan Cos., Inc.	1,079	108

Travelers (The) Cos., Inc.	3,838	571
		2,139

Iron & Steel – 0.3%

Nucor Corp.	7,063	360

Machinery – 1.8%

AGCO Corp.	1,803	136

Caterpillar, Inc.	8,366	1,057

Illinois Tool Works, Inc.	3,883	608

Oshkosh Corp.	2,406	182
		1,983

Media – 7.0%

Alphabet, Inc., Class A *	2,445	2,986

Alphabet, Inc., Class C *	1,081	1,318

Booking Holdings, Inc. *	263	516

Facebook, Inc., Class A *	6,918	1,232

John Wiley & Sons, Inc., Class A	11,926	524

New York Times (The) Co., Class A	22,536	642

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Media – 7.0% – continued

Sirius XM Holdings, Inc.	45,748	$286

TripAdvisor, Inc. *	1,581	61
		7,565

Medical Equipment & Devices – 3.7%

Abbott Laboratories	1,254	105

Agilent Technologies, Inc.	10,140	777

Hologic, Inc. *	7,882	398

IDEXX Laboratories, Inc. *	1,601	435

Medtronic PLC	3,355	364

Mettler-Toledo International, Inc. *	819	577

ResMed, Inc.	1,951	264

Thermo Fisher Scientific, Inc.	1,140	332

Waters Corp. *	3,230	721
		3,973

Oil, Gas & Coal – 2.3%

Baker Hughes a GE Co.	11,004	255

ConocoPhillips	12,315	702

National Oilwell Varco, Inc.	6,208	132

Phillips 66	3,708	380

Pioneer Natural Resources Co.	274	34

Schlumberger Ltd.	12,053	412

Valero Energy Corp.	6,616	564
		2,479

Real Estate – 0.1%

Jones Lang LaSalle, Inc.	897	125

Real Estate Investment Trusts – 4.9%

American Tower Corp.	6,718	1,486

AvalonBay Communities, Inc.	2,644	569

Boston Properties, Inc.	2,576	334

Corporate Office Properties Trust	10,113	301

HCP, Inc.	5,761	205

Host Hotels & Resorts, Inc.	5,062	87

Kilroy Realty Corp.	8,261	643

Liberty Property Trust	12,507	642

Prologis, Inc.	8,256	704

Simon Property Group, Inc.	1,244	194

UDR, Inc.	1,193	58
		5,223

Retail – Consumer Staples – 0.3%

Kroger (The) Co.	11,530	297

Retail – Discretionary – 7.4%

Amazon.com, Inc. *	875	1,519

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Retail – Discretionary – 7.4% – continued

Best Buy Co., Inc.	9,387	$648

eBay, Inc.	10,907	425

Foot Locker, Inc.	7,579	327

Home Depot (The), Inc.	12,300	2,854

Kohl’s Corp.	1,885	93

Lowe’s Cos., Inc.	10,367	1,140

Tiffany & Co.	3,493	323

Tractor Supply Co.	1,656	150

Williams-Sonoma, Inc.	6,969	474
		7,953

Semiconductors – 3.3%

Applied Materials, Inc.	11,635	580

Intel Corp.	9,162	472

Lam Research Corp.	261	60

NVIDIA Corp.	3,175	553

Texas Instruments, Inc.	14,212	1,837
		3,502

Software – 6.9%

Activision Blizzard, Inc.	2,875	152

Adobe, Inc. *	855	236

Cadence Design Systems, Inc. *	6,947	459

Citrix Systems, Inc.	1,922	185

Electronic Arts, Inc. *	4,169	408

Intuit, Inc.	3,612	961

Manhattan Associates, Inc. *	2,347	189

Microsoft Corp.	30,980	4,307

Oracle Corp.	6,080	335

Veeva Systems, Inc., Class A *	1,307	200
		7,432

Specialty Finance – 6.3%

Ally Financial, Inc.	20,863	692

American Express Co.	10,878	1,287

Jack Henry & Associates, Inc.	763	111

Mastercard, Inc., Class A	13,798	3,747

Visa, Inc., Class A	4,143	713

Western Union (The) Co.	12,084	280
		6,830

Technology Services – 4.0%

Accenture PLC, Class A	9,125	1,755

Broadridge Financial Solutions, Inc.	2,098	261

Cognizant Technology Solutions Corp., Class A	626	38

FactSet Research Systems, Inc.	2,590	629

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 99.4% – continued

Technology Services – 4.0% – continued

International Business Machines Corp.	8,450	$1,229

Moody’s Corp.	1,151	236

S&P Global, Inc.	758	186
		4,334

Telecom – 0.8%

AT&T, Inc.	7,388	280

Verizon Communications, Inc.	9,810	592
		872

Transportation & Logistics – 0.6%

Expeditors International of Washington, Inc.	8,561	636

Transportation Equipment – 0.7%

Allison Transmission Holdings, Inc.	1,724	81

Cummins, Inc.	4,430	721
		802

Utilities – 1.6%

AES Corp.	6,818	111

Exelon Corp.	15,780	762

IDACORP, Inc.	963	109

NextEra Energy, Inc.	2,088	487

UGI Corp.	5,495	276
		1,745
Total Common Stocks
(Cost $101,203)		107,107

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (1)(2)	522,822	523

Total Investment Companies
(Cost $523)		523

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.87%, 1/9/20 (3)	$45	$45
Total Short-Term Investments
(Cost $44)		45

Total Investments – 100.0%
(Cost $101,770)		107,675

Other Assets less Liabilities – 0.0%		44
NET ASSETS – 100.0%		$107,719

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2019 is disclosed.
(3)	Discount rate at the time of purchase.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	7.9%
Consumer Discretionary	10.8
Consumer Staples	7.8
Energy	2.3
Financials	13.1
Health Care	15.3
Industrials	11.2
Information Technology	24.1
Materials	0.9
Real Estate	5.0
Utilities	1.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$107,107	$–	$–	$107,107
Investment Companies	523	–	–	523
Short-Term Investments	–	45	–	45
Total Investments	$107,630	$45	$–	$107,675

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Income Equity, International Equity, Large Cap Core, Large Cap Value, Small Cap Core, Small Cap Value and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2019, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Income Equity	Long	Liquidity

International Equity	Long	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Value	Long	Liquidity

At September 30, 2019, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Income Equity, Large Cap Core, Large Cap Value, Small Cap Core and Small Cap Value Funds was approximately $209,000, $274,000, $149,000, $1,251,000 and $7,322,000, respectively. At September 30, 2019, the aggregate fair value of foreign currencies to cover margin requirements for open positions for the International Equity Fund was approximately $139,000. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 11.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts

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EQUITY FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2019.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

H) REDEMPTION FEES The International Equity Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Fund is authorized to waive the redemption fee for certain types of redemptions as described in the Fund’s prospectus.

Redemption fees for the International Equity Fund were less than $1,000 for the six months ended September 30, 2019, and for the fiscal year ended March 31, 2019. These amounts are included in Payments for Shares Redeemed in Note 9—Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Income Equity	Monthly

International Equity	Annually

Large Cap Core	Quarterly

Large Cap Value	Annually

Small Cap Core	Annually

Small Cap Value	Annually

U.S. Quality ESG	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

International Equity	$(139)	$139	$–

Small Cap Core	1	(1)	–

Small Cap Value	(18)	18	–

U.S. Quality ESG	(12)	–	12

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2018 through March 31, 2019, the following Fund incurred net capital losses and/or late year ordinary losses for which the Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Income Equity	$863

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2019, the U.S. Quality ESG Fund utilized approximately $12,000 in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

International Equity	$12,084	$6,190

Large Cap Value	–	3,600

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Income Equity	$130	$5,066	$38,859

International Equity	6,938	–	(9,801)

Large Cap Core	99	1,216	46,048

Large Cap Value	782	–	(1,428)

Small Cap Core	3,427	25,869	143,220

Small Cap Value	8,071	2,046	805,453

U.S. Quality ESG	39	425	1,427

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Income Equity	$4,786	$21,474

International Equity	5,000	–

Large Cap Core	4,363	2,200

Large Cap Value	1,300	–

Small Cap Core	2,724	2,175

Small Cap Value	21,227	270,107

U.S. Quality ESG	480	252

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Income Equity	$4,293	$12,586

International Equity	3,000	–

Large Cap Core	5,336	1,062

Large Cap Value	2,181	–

Small Cap Core	4,389	16,022

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EQUITY FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Small Cap Value	$46,114	$298,269

U.S. Quality ESG	92	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In addition to the ordinary income distribution, during the fiscal year ended March 31, 2019, the Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income for U.S. Quality ESG in the amount of approximately $12,000.

As of March 31, 2019, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

During the six months ended September 30, 2019, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Income Equity	$314	3.15%

International Equity	843	3.43

Large Cap Core	140	3.16

Large Cap Value	467	3.45

U.S. Quality ESG	100	3.05

No other Fund had any borrowings or incurred any interest expense during the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the U.S. Quality ESG Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

International Equity	0.48%	0.50%

Large Cap Core	0.44%	0.45%

Large Cap Value	0.53%	0.55%

Small Cap Core	0.63%	0.65%

Small Cap Value	0.95%	1.00%

U.S. Quality ESG	0.41%	0.43%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Income Equity	0.95%	0.922%	0.894%	1.00%

The contractual reimbursement arrangements of each Fund are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. LITIGATION PROCEEDS

The Income Equity Fund accepted and recognized settlement proceeds on April 30, 2019 related to a class action claim of a common trust fund that converted into the Fund. The settlement proceeds in the amount of approximately $1,155,000 is included in Net realized gains (losses) on investments on the Statements of Operations for the six months ended September 30, 2019 and the Statements of Changes in Net Assets as of September 30, 2019.

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EQUITY FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

During the fiscal year ended March 31, 2019, the Income Equity Fund received proceeds of approximately $772,000 relating to class action proceeds. The proceeds have been included in Net realized gains (losses) on investments on the Statements of Changes in Net Assets.

7. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

8. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Income Equity	$–	$87,706	$–	$96,023

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

International Equity	$–	$36,529	$–	$50,800

Large Cap Core	–	42,467	–	53,611

Large Cap Value	–	17,621	–	35,117

Small Cap Core	–	43,003	–	44,406

Small Cap Value	–	383,786	–	425,504

U.S. Quality ESG	–	74,955	–	9,569

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in REITs and PFICs.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Income Equity	$ 38,582	$ (363)	$ 38,219	$ 148,050
International Equity	10,002	(17,331)	(7,329)	186,207
Large Cap Core	51,729	(3,959)	47,770	193,116
Large Cap Value	5,009	(2,207)	2,802	67,900
Small Cap Core	153,118	(9,021)	144,097	316,503
Small Cap Value	846,340	(159,577)	686,763	2,363,750
U.S. Quality ESG	7,482	(2,244)	5,238	102,437

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

9. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	414	$5,486	105	$1,388	(1,203)	$(15,904)	(684)	$(9,030)
International Equity	403	3,730	–	–	(2,492)	(23,089)	(2,089)	(19,359)
Large Cap Core	412	8,082	85	1,673	(1,018)	(19,996)	(521)	(10,241)
Large Cap Value	284	4,713	–	–	(1,380)	(23,038)	(1,096)	(18,325)
Small Cap Core	1,438	37,182	–	–	(1,630)	(42,219)	(192)	(5,037)
Small Cap Value	14,840	301,073	–	–	(15,380)	(314,309)	(540)	(13,236)
U.S. Quality ESG	6,068	68,808	6	69	(262)	(2,962)	5,812	65,915

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Income Equity	1,391	$19,495	1,981	$23,113	(4,437)	$(59,901)	(1,065)	$(17,293)
International Equity	3,014	26,808	92	771	(7,212)	(67,126)	(4,106)	(39,547)
Large Cap Core	1,116	21,049	289	5,274	(1,705)	(32,735)	(300)	(6,412)
Large Cap Value	651	10,110	69	997	(1,181)	(19,193)	(461)	(8,086)
Small Cap Core	3,812	96,051	160	3,564	(4,250)	(110,354)	(278)	(10,739)
Small Cap Value	24,406	535,657	15,846	282,541	(48,755)	(1,103,631)	(8,503)	(285,433)
U.S. Quality ESG	3,017	32,827	37	365	(1,814)	(19,617)	1,240	13,575

10. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Income Equity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$2,160	$10,583	$10,973	$–	$–	$13	$1,770	1,769,791

International Equity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	533	12,353	12,617	–	–	5	269	268,740

Large Cap Core	Northern Institutional Funds – U.S. Government Portfolio (Shares)	797	16,416	15,332	–	–	11	1,881	1,880,601

Large Cap Value	Northern Institutional Funds – U.S. Government Portfolio (Shares)	2,347	8,365	9,337	–	–	9	1,375	1,374,573

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Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Small Cap Core	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$18,301	$34,288	$33,389	$–	$–	$190	$19,200	19,199,833

Small Cap Value	Northern Institutional Funds – U.S. Government Portfolio (Shares)	101,339	188,972	117,669	–	–	1,288	172,642	172,642,262

U.S. Quality ESG	Northern Institutional Funds – U.S. Government Portfolio (Shares)	10	66,187	65,674	–	–	16	523	522,822

11. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2019:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Income Equity	Equity contracts	Net Assets – Net unrealized appreciation	$–		Net Assets – Net unrealized depreciation	$(8	)*

					Outstanding options written, at value	(5)

International Equity	Equity contracts	Net Assets – Net unrealized appreciation	32	*	Net Assets – Net unrealized depreciation	(1	)*

Large Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	5	*	Net Assets – Net unrealized depreciation	–

Large Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	–		Net Assets – Net unrealized depreciation	(10	)*

Small Cap Core	Equity contracts	Net Assets – Net unrealized appreciation	–		Net Assets – Net unrealized depreciation	(597	)*

Small Cap Value	Equity contracts	Net Assets – Net unrealized appreciation	–		Net Assets – Net unrealized depreciation	(3,598	)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2019:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	$49

	Equity contracts	Net realized gains (losses) on options written	102

International Equity	Equity contracts	Net realized gains (losses) on futures contracts	191

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	99

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	101

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	724

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		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	$8,626

U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	19

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(48)

	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(26)

International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	10

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(15)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(50)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(776)

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(4,977)

Volume of derivative activity for the six months ended September 30, 2019*:

	EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Income Equity	44	$696

International Equity	98	263

Large Cap Core	31	568

Large Cap Value	27	314

Small Cap Core	38	1,577

Small Cap Value	44	9,673

U.S. Quality ESG	2	891

*	Activity for the period is measured by number of trades during the period and average notional amount for futures and written option equity contracts.
**	Amounts in thousands.

12. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

13. LEGAL PROCEEDINGS

In 2007, the Large Cap Core Fund and the Large Cap Value Fund were shareholders of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy. On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v. Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other

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individual creditors, has now been consolidated into a Multi-District Litigation proceeding in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S. Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which was granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. The Second Circuit has not taken any further action.

The motion to dismiss the Committee Action was also granted by the District Court. The Plaintiff in the Committee Action also sought from the District Court leave to amend the complaint with an additional claim for constructive fraudulent transfer based upon the decision in Merit Management. The motion for leave to amend was denied on April 23, 2019. On June 13, 2019, the District Court entered a final judgment on the claim dismissed. On July 12, 2019, the Trustee filed a notice of appeal stating that it was appealing the final judgment and the April 23, 2019 decision and related orders to the Second Circuit Court of Appeals. Briefing on the appeal has been scheduled for early 2020.

The value of the proceeds received by the Large Cap Core Fund and the Large Cap Value Fund in the LBO was approximately $308,000 and $26,520,000, respectively. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Funds’ net asset value. The Funds intend to vigorously defend these actions.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

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FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the International Equity Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 67), if any, in the International Equity Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 71), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

INCOME EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	1.01%	$1,000.00	$1,052.90	$5.20
Hypothetical	1.01%	$1,000.00	$1,020.00	$5.11

INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.52%	$1,000.00	$984.00	$2.59
Hypothetical	0.52%	$1,000.00	$1,022.46	$2.64

LARGE CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.46%	$1,000.00	$1,034.20	$2.35
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

LARGE CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.56%	$1,000.00	$1,046.90	$2.87
Hypothetical	0.56%	$1,000.00	$1,022.26	$2.84

SMALL CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.65%	$1,000.00	$1,011.70	$3.28
Hypothetical	0.65%	$1,000.00	$1,021.81	$3.29

SMALL CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	1.00%	$1,000.00	$1,023.80	$5.07
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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U.S. QUALITY ESG

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.43%	$1,000.00	$1,054.40	$2.21
Hypothetical	0.43%	$1,000.00	$1,022.91	$2.18

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also

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reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge.

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, with the exception of the International Equity Fund, which was in the fourth quintile for the 5-year period.

They also considered that all of the Funds underperformed against their respective benchmarks for the one-, three- and five-year periods, except for the Large Cap Value Fund, which outperformed its benchmark for the one- and three-year periods, and the Small Cap Core Fund, which outperformed its benchmark for the one- and five-year periods.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration Northern’s more risk averse investment strategies in comparison to their peers, which would impact Fund performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as management fee reductions with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management

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APPROVAL OF MANAGEMENT AGREEMENT continued

firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Funds, the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted, with respect to the Funds: actual management fees were equal to or lower than the Funds’ respective peer group and universe medians, except the Income Equity Fund, whose actual management fee was higher than the median of its expense peer group and universe; and the Funds’ actual expenses, after reimbursements and fee waivers, were in the first or second quintile of their respective peer group or peer universe, except the Income Equity Fund, which was in the third quintile of its peer group and fourth quintile of its peer universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Income Equity Fund had breakpoints, thus ensuring that as this Fund grew, shareholders would receive reduced fee rates. The Trustees also noted that all of the Funds had a quantitative active strategy. They agreed that breakpoints were not necessary with respect to the Funds (other than the Income Equity Fund) at this time based on where the management fees were set and the contractual expense reimbursements. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of many of the Funds were below their respective Lipper group medians. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s other equity investment portfolios.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

EQUITY FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN EQUIT Y INDEX FUNDS

SEMI- ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

EQUITY INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	EMERGING MARKETS EQUITY INDEX FUND
Ticker Symbol: NOEMX

35	GLOBAL REAL ESTATE INDEX FUND
Ticker Symbol: NGREX

46	GLOBAL SUSTAINABILITY INDEX FUND
Ticker Symbol: NSRIX

58	INTERNATIONAL EQUITY INDEX FUND
Ticker Symbol: NOINX

72	MID CAP INDEX FUND
Ticker Symbol: NOMIX

79	SMALL CAP INDEX FUND
Ticker Symbol: NSIDX

105	STOCK INDEX FUND
Ticker Symbol: NOSIX

113	NOTES TO THE FINANCIAL STATEMENTS

126	FUND EXPENSES

128	APPROVAL OF MANAGEMENT AGREEMENT

132	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$2,200,730	$2,268,806
Investments in affiliates, at value	29,861	13,923
Cash	–	–
Cash held at broker (restricted $2,252, $1,226 and $265, respectively)	2,575	1,255
Foreign currencies held at broker, at value (restricted $79, $153 and $3,194, respectively)	–	183	(1)
Foreign currencies, at value (cost $6,014, $2,955, $1,912 and $7,089, respectively)	6,000	2,956
Interest income receivable	–	4
Dividend income receivable	4,131	8,401
Receivable for foreign tax reclaims	128	1,682
Receivable for securities sold	2,730	790
Receivable for variation margin on futures contracts	209	128
Receivable for fund shares sold	571	726
Receivable from investment adviser	17	2
Unrealized appreciation on forward foreign currency exchange contracts	6	2
Prepaid and other assets	8	13
Total Assets	2,246,966	2,298,871
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	23	20
Payable for securities purchased	–	–
Payable for variation margin on futures contracts	2	1
Payable for fund shares redeemed	1,877	792
Payable to affiliates:
Management fees	78	207
Custody fees	276	60
Shareholder servicing fees	232	32
Transfer agent fees	152	143
Trustee fees	8	6
Deferred foreign capital gains tax payable	1,031	7
Accrued other liabilities	74	49
Total Liabilities	3,753	1,317
Net Assets	$2,243,213	$2,297,554
ANALYSIS OF NET ASSETS:
Capital stock	$2,129,636	$1,839,636
Distributable earnings	113,577	457,918
Net Assets	$2,243,213	$2,297,554
Shares Outstanding ($.0001 par value, unlimited authorization)	198,951	203,244
Net Asset Value, Redemption and Offering Price Per Share	$11.28	$11.30
Investments, at cost	$1,668,082	$1,719,443
Investments in affiliates, at cost	29,861	13,923

(1)	Costs associated with foreign currencies held at broker are $183, $596 and $3,300 respectively.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2019 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$736,901		$5,289,110		$2,329,865	$1,162,734	$8,961,592
5,740		18,161		48,357	25,079	224,122
8		–		–	–	–
502		–		–	–	–
586	(1)	3,199	(1)	–	–	–
1,906		7,087		–	–	–
–		–		–	–	–
1,208		15,976		2,627	1,369	8,232
660		18,696		–	–	–
–		–		–	620	–
46		184		375	16	1,137
1,416		1,438		1,988	315	2,381
1		1		19	11	62
9		50		–	–	–
4		40		8	6	12
748,987		5,353,942		2,383,239	1,190,150	9,197,538

21		200		–	–	–
2		895		295	67	1,133
15		121		–	5	8
2,112		2,433		888	375	3,639

23		206		50	26	121
31		117		52	78	102
1		69		29	16	35
47		341		150	76	581
3		16		6	6	39
–		–		–	–	–
26		121		63	29	166
2,281		4,519		1,533	678	5,824
$746,706		$5,349,423		$2,381,706	$1,189,472	$9,191,714

$604,036		$4,850,751		$1,849,022	$881,372	$4,305,045
142,670		498,672		532,684	308,100	4,886,669
$746,706		$5,349,423		$2,381,706	$1,189,472	$9,191,714
50,603		439,726		128,967	96,829	267,206
$14.76		$12.17		$18.47	$12.28	$34.40
$606,447		$4,319,123		$1,834,761	$906,340	$4,094,290
5,632		18,161		48,357	25,079	221,250

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
INVESTMENT INCOME:
Dividend income	$48,372	(1)	$44,649 (1)
Non-cash dividend income	15,453		–
Dividend income from investments in affiliates	205		236
Interest income	27		21
Total Investment Income	64,057		44,906
EXPENSES:
Management fees	2,774		4,305
Custody fees	1,126		707
Transfer agent fees	291		249
Registration fees	19		19
Printing fees	18		16
Professional fees	41		33
Shareholder servicing fees	245		80
Trustee fees	19		14
Interest expense	51		–
Other	24		16
Total Expenses	4,608		5,439
Less expenses reimbursed by investment adviser	(566)		(49)
Net Expenses	4,042		5,390
Net Investment Income	60,015		39,516
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(35,892)		(639)
Investments in affiliates	–		–
Futures contracts	(575)		(327)
Foreign currency transactions	(1,175)		(110)
Forward foreign currency exchange contracts	368		56
Net changes in unrealized appreciation (depreciation) on:
Investments	(132,799	)(2)	49,974 (2)
Investments in affiliates	–		–
Futures contracts	(1,495)		(507)
Foreign currency translations	38		(42)
Forward foreign currency exchange contracts	(129)		(18)
Net Gains (Losses)	(171,659)		48,387
Net Increase (Decrease) in Net Assets Resulting from Operations	$(111,644)		$87,903

(1)	Net of $6,443, $2,008, $555, and $9,646, respectively, in non-reclaimable foreign withholding taxes.
(2)	Net change in unrealized deferred foreign capital gains tax of ($2,193) and $7.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	INTERNATIONAL EQUITY INDEX FUND	MID CAP INDEX FUND	SMALL CAP INDEX FUND	STOCK INDEX FUND

$9,601 (1)	$108,557 (1)	$20,502	$8,516	$87,067
–	–	–	–	–
85	178	790	253	1,443
–	–	48	17	125
9,686	108,735	21,340	8,786	88,635

655	4,853	1,519	769	3,548
259	1,769	135	131	403
83	612	267	135	1,020
11	25	24	16	43
6	26	16	8	48
22	41	34	28	79
74	116	91	34	56
5	24	14	10	47
–	–	–	–	–
6	44	14	9	42
1,121	7,510	2,114	1,140	5,286
(23)	(734)	(341)	(239)	(783)
1,098	6,776	1,773	901	4,503
8,588	101,959	19,567	7,885	84,132

3,251	(29,261)	10,657	51,050	51,105
–	–	–	–	29
577	3,013	1,679	956	12,992
(37)	(355)	–	–	–
(15)	(1,032)	–	–	–

26,121	62,141	37,819	(63,297)	376,226
16	–	–	–	203
(229)	(15)	(1,640)	(878)	(3,878)
(34)	(175)	–	–	–
5	(5)	–	–	–
29,655	34,311	48,515	(12,169)	436,677
$38,243	$136,270	$68,082	$(4,284)	$520,809

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$60,015	$66,754	$39,516	$57,441
Net realized gains (losses)	(37,274)	(123,203)	(1,020)	37,827
Net change in unrealized appreciation (depreciation)	(134,385)	(245,086)	49,407	100,771
Net Increase (Decrease) in Net Assets Resulting from Operations	(111,644)	(301,535)	87,903	196,039
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(435,948)	(97,750)	153,321	76,764
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(435,948)	(97,750)	153,321	76,764
DISTRIBUTIONS PAID:
Distributable earnings	–	(64,999)	(34,903)	(63,125)
Total Distributions Paid	–	(64,999)	(34,903)	(63,125)
Total Increase (Decrease) in Net Assets	(547,592)	(464,284)	206,321	209,678
NET ASSETS:
Beginning of period	2,790,805	3,255,089	2,091,233	1,881,555
End of period	$2,243,213	$2,790,805	$2,297,554	$2,091,233

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED)

OR THE FISCAL YEAR ENDED MARCH 31, 2019

GLOBAL SUSTAINABILITY INDEX FUND		INTERNATIONAL EQUITY INDEX FUND		MID CAP INDEX FUND		SMALL CAP INDEX FUND		STOCK INDEX FUND
SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019

$8,588	$10,263	$101,959	$178,030	$19,567	$32,355	$7,885	$14,203	$84,132	$153,879
3,776	5,335	(27,635)	(118,667)	12,336	109,681	52,006	87,122	64,126	105,864
25,879	11,700	61,946	(330,329)	36,179	(107,183)	(64,175)	(89,043)	372,551	466,479
38,243	27,298	136,270	(270,966)	68,082	34,853	(4,284)	12,282	520,809	726,222

70,179	225,919	(120,532)	(434,683)	18,888	111,935	26,664	56,177	240,504	348,877
70,179	225,919	(120,532)	(434,683)	18,888	111,935	26,664	56,177	240,504	348,877

–	(14,836)	–	(170,000)	–	(172,086)	–	(116,131)	(81,660)	(350,787)
–	(14,836)	–	(170,000)	–	(172,086)	–	(116,131)	(81,660)	(350,787)
108,422	238,381	15,738	(875,649)	86,970	(25,298)	22,380	(47,672)	679,653	724,312

638,284	399,903	5,333,685	6,209,334	2,294,736	2,320,034	1,167,092	1,214,764	8,512,061	7,787,749
$746,706	$638,284	$5,349,423	$5,333,685	$2,381,706	$2,294,736	$1,189,472	$1,167,092	$9,191,714	$8,512,061

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS

EMERGING MARKETS EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$11.70	$13.10	$10.68	$9.28	$10.86	$11.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.30	0.24	0.20	0.22	0.26
Net realized and unrealized gains (losses)	(0.72)	(1.41)	2.40	1.38	(1.58)	(0.27)
Total from Investment Operations	(0.42)	(1.11)	2.64	1.58	(1.36)	(0.01)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.29)	(0.22)	(0.18)	(0.22)	(0.29)
Total Distributions Paid	–	(0.29)	(0.22)	(0.18)	(0.22)	(0.29)
Net Asset Value, End of Period	$11.28	$11.70	$13.10	$10.68	$9.28	$10.86
Total Return(2)	(3.59)%	(8.20)%	24.84%	17.30%	(12.38)%	0.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,243,213	$2,790,805	$3,255,089	$2,296,815	$1,552,904	$1,718,336
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.31%	0.30%	0.30%	0.30%	0.30%	0.30%
Expenses, before reimbursements and credits	0.35%	0.35%	0.34%	0.35%	0.35%	0.44%
Net investment income, net of reimbursements and credits(4)	4.54%	2.35%	2.00%	1.95%	2.36%	2.30%
Net investment income, before reimbursements and credits	4.50%	2.30%	1.96%	1.90%	2.31%	2.16%
Portfolio Turnover Rate	25.67%	54.69%	27.03%	30.14%	34.20%	23.08%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $13,000, $31,000, $34,000, $32,000, $15,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$11.05	$10.35	$9.99	$10.08	$10.41	$9.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.34	0.33	0.25	0.27	0.32
Net realized and unrealized gains (losses)	0.21	0.72	0.38	0.02	(0.31)	0.96
Total from Investment Operations	0.43	1.06	0.71	0.27	(0.04)	1.28
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.18)	(0.36)	(0.35)	(0.36)	(0.29)	(0.26)
Total Distributions Paid	(0.18)	(0.36)	(0.35)	(0.36)	(0.29)	(0.26)
Net Asset Value, End of Period	$11.30	$11.05	$10.35	$9.99	$10.08	$10.41
Total Return(2)	3.90%	10.55%	7.10%	2.81%	(0.25)%	13.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,297,554	$2,091,233	$1,881,555	$1,889,797	$1,910,722	$1,788,089
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Expenses, before reimbursements and credits	0.51%	0.53%	0.53%	0.53%	0.53%	0.57%
Net investment income, net of reimbursements and credits(4)	3.67%	3.17%	3.21%	2.52%	2.59%	2.98%
Net investment income, before reimbursements and credits	3.66%	3.14%	3.18%	2.49%	2.56%	2.91%
Portfolio Turnover Rate	1.79%	27.17%	9.53%	5.96%	8.55%	5.98%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $16,000, $16,000, $24,000, $28,000 and $4,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$13.97	$13.84	$12.59	$11.47	$12.29	$11.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.27	0.27	0.27	0.24	0.22
Net realized and unrealized gains (losses)	0.62	0.29	1.42	1.26	(0.63)	0.47
Total from Investment Operations	0.79	0.56	1.69	1.53	(0.39)	0.69
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.26)	(0.26)	(0.27)	(0.22)	(0.27)
From net realized gains	–	(0.17)	(0.18)	(0.14)	(0.21)	–
Total Distributions Paid	–	(0.43)	(0.44)	(0.41)	(0.43)	(0.27)
Net Asset Value, End of Period	$14.76	$13.97	$13.84	$12.59	$11.47	$12.29
Total Return(2)	5.66%	4.48%	13.38%	13.55%	(3.11)%	5.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$746,706	$638,284	$399,903	$296,407	$242,860	$220,201
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.30%	0.30%	0.30%	0.31%	0.31%	0.31%
Expenses, before reimbursements and credits	0.31%	0.33%	0.34%	0.36%	0.37%	0.47%
Net investment income, net of reimbursements and credits(4)	2.36%	2.21%	2.08%	2.19%	2.13%	2.02%
Net investment income, before reimbursements and credits	2.35%	2.18%	2.04%	2.14%	2.07%	1.86%
Portfolio Turnover Rate	10.58%	9.10%	5.64%	19.30%	16.97%	5.99%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $14,000, $10,000, $7,000, $4,000 and $1,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$11.86	$12.77	$11.39	$10.49	$11.78	$12.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23	0.39	0.30	0.33	0.29	0.39
Net realized and unrealized gains (losses)	0.08	(0.93)	1.40 (1)	0.91	(1.29)	(0.57)
Total from Investment Operations	0.31	(0.54)	1.70	1.24	(1.00)	(0.18)
LESS DISTRIBUTIONS PAID:
From net investment income(2)	–	(0.37)	(0.32)	(0.34)	(0.29)	(0.45)
Total Distributions Paid	–	(0.37)	(0.32)	(0.34)	(0.29)	(0.45)
Net Asset Value, End of Period	$12.17	$11.86	$12.77	$11.39	$10.49	$11.78
Total Return(3)	2.61%	(3.89)%	14.88%	12.07%	(8.50)%	(1.30)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$5,349,423	$5,333,685	$6,209,334	$4,401,667	$4,241,254	$4,244,015
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.25%	0.25%	0.25%	0.25%	0.25%	0.26%
Expenses, before reimbursements and credits	0.28%	0.30%	0.30%	0.30%	0.29%	0.39%
Net investment income, net of reimbursements and credits(5)	3.78%	3.15%	2.58%	2.98%	2.76%	2.91%
Net investment income, before reimbursements and credits	3.75%	3.10%	2.53%	2.93%	2.72%	2.78%
Portfolio Turnover Rate	5.39%	26.95%	31.54%	28.03%	30.80%	48.57%

(1)	The Fund received reimbursements from NTI of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $36,000, $55,000, $32,000, $19,000 and $6,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$17.95	$19.17	$18.59	$16.39	$18.43	$17.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.27	0.26	0.23	0.23	0.21
Net realized and unrealized gains (losses)	0.37	(0.04)	1.76	3.12	(0.97)	1.81
Total from Investment Operations	0.52	0.23	2.02	3.35	(0.74)	2.02
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.28)	(0.24)	(0.24)	(0.23)	(0.21)
From net realized gains	–	(1.17)	(1.20)	(0.91)	(1.07)	(0.78)
Total Distributions Paid	–	(1.45)	(1.44)	(1.15)	(1.30)	(0.99)
Net Asset Value, End of Period	$18.47	$17.95	$19.17	$18.59	$16.39	$18.43
Total Return(1)	2.90%	2.38%	10.80%	20.71%	(3.71)%	11.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,381,706	$2,294,736	$2,320,034	$2,175,963	$1,689,719	$1,664,307
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.18%	0.17%	0.18%	0.18%	0.18%	0.26%
Net investment income, net of reimbursements and credits(3)	1.67%	1.39%	1.35%	1.35%	1.38%	1.27%
Net investment income, before reimbursements and credits	1.64%	1.37%	1.32%	1.32%	1.35%	1.16%
Portfolio Turnover Rate	7.82%	20.59%	16.02%	19.71%	20.43%	17.87%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $49,000, $77,000, $44,000, $87,000, $38,000 and $8,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$12.34	$13.60	$12.97	$10.70	$12.67	$12.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	0.16	0.15	0.14	0.13	0.13
Net realized and unrealized gains (losses)	(0.14)	(0.11)	1.38	2.64	(1.37)	0.82
Total from Investment Operations	(0.06)	0.05	1.53	2.78	(1.24)	0.95
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.15)	(0.15)	(0.13)	(0.14)	(0.13)
From net realized gains	–	(1.16)	(0.75)	(0.38)	(0.59)	(0.53)
Total Distributions Paid	–	(1.31)	(0.90)	(0.51)	(0.73)	(0.66)
Net Asset Value, End of Period	$12.28	$12.34	$13.60	$12.97	$10.70	$12.67
Total Return(1)	(0.49)%	1.97%	11.68%	26.11%	(9.91)%	8.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,189,472	$1,167,092	$1,214,764	$1,183,557	$953,884	$1,055,543
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.19%	0.18%	0.18%	0.18%	0.18%	0.26%
Net investment income, net of reimbursements and credits(3)	1.33%	1.13%	1.04%	1.16%	1.13%	1.14%
Net investment income, before reimbursements and credits	1.29%	1.10%	1.01%	1.13%	1.10%	1.03%
Portfolio Turnover Rate	12.23%	20.81%	13.03%	19.37%	18.80%	17.34%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $32,000, $25,000, $28,000, $22,000 and $5,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$32.74	$31.35	$28.44	$24.94	$25.41	$23.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.61	0.58	0.53	0.54	0.46
Net realized and unrealized gains (losses)	1.65	2.18	3.35	3.68	(0.13)	2.45
Total from Investment Operations	1.97	2.79	3.93	4.21	0.41	2.91
LESS DISTRIBUTIONS PAID:
From net investment income	(0.31)	(0.61)	(0.57)	(0.52)	(0.55)	(0.46)
From net realized gains	–	(0.79)	(0.45)	(0.19)	(0.33)	(0.21)
Total Distributions Paid	(0.31)	(1.40)	(1.02)	(0.71)	(0.88)	(0.67)
Net Asset Value, End of Period	$34.40	$32.74	$31.35	$28.44	$24.94	$25.41
Total Return(1)	6.03%	9.38%	13.87%	17.06%	1.70%	12.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$9,191,714	$8,512,061	$7,787,749	$7,544,579	$7,011,831	$6,969,686
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses, before reimbursements and credits	0.12%	0.11%	0.12%	0.11%	0.11%	0.18%
Net investment income, net of reimbursements and credits(3)	1.90%	1.89%	1.86%	1.98%	2.14%	1.89%
Net investment income, before reimbursements and credits	1.88%	1.88%	1.84%	1.97%	2.13%	1.81%
Portfolio Turnover Rate	2.12%	6.68%	6.76%	3.88%	5.46%	3.03%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $86,000, $185,000, $153,000, $61,000, $72,000 and $35,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1)

Argentina – 0.2%

Banco BBVA Argentina S.A. ADR	35,700	$155

Banco Macro S.A. ADR	19,935	519

Globant S.A. *	13,776	1,262

Grupo Financiero Galicia S.A. ADR	44,623	580

Pampa Energia S.A. ADR *	26,843	466

Telecom Argentina S.A. ADR	36,912	369

Transportadora de Gas del Sur S.A. ADR	32,662	277

YPF S.A. ADR	76,810	710
		4,338

Australia – 0.0%

MMG Ltd. *	968,000	231

Belgium – 0.0%

Titan Cement International S.A. *	17,618	367

Brazil – 4.8%

Ambev S.A. *	1,920,060	8,873

Atacadao S.A. *	156,100	796

B2W Cia Digital *	82,905	956

B3 S.A. – Brasil Bolsa Balcao	839,082	8,849

Banco Bradesco S.A. *	487,855	3,683

Banco BTG Pactual S.A. *	87,700	1,236

Banco do Brasil S.A. *	348,644	3,826

Banco Santander Brasil S.A.	166,736	1,824

BB Seguridade Participacoes S.A.	284,901	2,412

BR Malls Participacoes S.A.	312,290	1,089

BRF S.A. *	235,120	2,165

CCR S.A.	491,000	2,038

Centrais Eletricas Brasileiras S.A.	84,800	822

Cia de Saneamento Basico do Estado de Sao Paulo *	139,271	1,656

Cia Siderurgica Nacional S.A.	246,390	786

Cielo S.A.	486,139	936

Cosan S.A.	61,147	784

Embraer S.A.	277,162	1,199

Energisa S.A.	66,300	794

Engie Brasil Energia S.A.	88,647	947

Equatorial Energia S.A.	69,214	1,673

Hypera S.A. *	161,958	1,310

IRB Brasil Resseguros S/A	285,900	2,580

JBS S.A.	452,736	3,565

Klabin S.A.	299,541	1,105

Kroton Educacional S.A.	593,052	1,600

Localiza Rent a Car S.A.	235,987	2,582

Lojas Renner S.A.	322,015	3,904

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Brazil – 4.8% – continued

M Dias Branco S.A. *	45,500	$384

Magazine Luiza S.A.	247,800	2,203

Multiplan Empreendimentos Imobiliarios S.A. *	122,338	849

Natura Cosmeticos S.A.	158,428	1,301

Notre Dame Intermedica Participacoes S.A.	142,000	1,863

Petrobras Distribuidora S.A.	283,400	1,874

Petroleo Brasileiro S.A. *	1,211,678	8,816

Porto Seguro S.A.	37,208	529

Raia Drogasil S.A. *	93,907	2,167

Rumo S.A. *	444,800	2,629

Sul America S.A.	93,285	1,072

Suzano S.A.	220,256	1,789

TIM Participacoes S.A. *	338,136	974

Ultrapar Participacoes S.A.	289,348	1,287

Vale S.A. *	1,291,569	14,902

WEG S.A.	338,424	1,979
		108,608

Chile – 0.8%

Aguas Andinas S.A., Class A	1,114,238	609

Banco de Chile	18,854,304	2,640

Banco de Credito e Inversiones S.A.	19,774	1,245

Banco Santander Chile	26,712,077	1,882

Cencosud S.A.	563,151	927

Cia Cervecerias Unidas S.A.	64,980	726

Colbun S.A.	3,403,046	614

Empresa Nacional de Telecomunicaciones S.A. *	64,459	565

Empresas CMPC S.A.	448,363	1,043

Empresas COPEC S.A.	155,279	1,464

Enel Americas S.A.	15,337,470	2,808

Enel Chile S.A.	10,786,281	932

Enel Chile S.A. ADR	3,072	13

Itau CorpBanca	67,995,917	515

Latam Airlines Group S.A.	120,018	1,327

S.A.C.I. Falabella	303,043	1,694
		19,004

China – 27.3%

360 Security Technology, Inc., Class A	33,200	109

3SBio, Inc. (2)*	541,500	904

51job, Inc. ADR *	10,524	779

58.com, Inc. ADR *	38,790	1,913

AAC Technologies Holdings, Inc.	291,500	1,559

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

AECC Aviation Power Co. Ltd., Class A	51,000	$157

Agile Group Holdings Ltd.	578,000	706

Agricultural Bank of China Ltd., Class A	1,336,400	647

Agricultural Bank of China Ltd., Class H	11,856,367	4,634

Aier Eye Hospital Group Co. Ltd., Class A	60,170	300

Air China Ltd., Class A	95,200	107

Air China Ltd., Class H	796,705	706

Aisino Corp., Class A	45,400	134

Alibaba Group Holding Ltd. ADR *	580,016	96,996

Aluminum Corp. of China Ltd., Class A *	300,800	149

Aluminum Corp. of China Ltd., Class H *	1,755,435	556

Angang Steel Co. Ltd., Class A	110,110	48

Angang Steel Co. Ltd., Class H	689,000	253

Anhui Conch Cement Co. Ltd., Class A	71,700	417

Anhui Conch Cement Co. Ltd., Class H	497,075	2,965

ANTA Sports Products Ltd.	435,432	3,606

Anxin Trust Co. Ltd., Class A *	26,089	17

Autohome, Inc. ADR *	24,048	1,999

AVIC Aircraft Co. Ltd., Class A	67,500	148

Avic Capital Co. Ltd., Class A	217,100	143

AVIC Shenyang Aircraft Co. Ltd., Class A *	14,200	62

AviChina Industry & Technology Co. Ltd., Class H	955,313	471

BAIC Motor Corp. Ltd., Class H (2)	591,500	366

Baidu, Inc. ADR *	113,206	11,633

Bank of Beijing Co. Ltd., Class A	394,900	297

Bank of Chengdu Co. Ltd., Class A	78,000	89

Bank of China Ltd., Class A	643,900	324

Bank of China Ltd., Class H	32,352,652	12,749

Bank of Communications Co. Ltd., Class A	705,600	540

Bank of Communications Co. Ltd., Class H	3,569,117	2,324

Bank of Guiyang Co. Ltd., Class A	67,200	80

Bank of Hangzhou Co. Ltd., Class A	50,420	60

Bank of Jiangsu Co. Ltd., Class A	204,088	192

Bank of Nanjing Co. Ltd., Class A	179,496	217

Bank of Ningbo Co. Ltd., Class A	97,800	347

Bank of Shanghai Co. Ltd., Class A	261,871	344

Baoshan Iron & Steel Co. Ltd., Class A	346,296	288

Baozun, Inc. ADR *	16,852	720

BBMG Corp., Class A	179,000	84

BBMG Corp., Class H	976,000	282

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Beijing Capital International Airport Co. Ltd., Class H	752,000	$643

Beijing Shiji Information Technology Co. Ltd., Class A	16,000	89

Beijing Tongrentang Co. Ltd., Class A	28,100	106

BOE Technology Group Co. Ltd., Class A	622,600	329

BYD Co. Ltd., Class A	35,500	244

BYD Co. Ltd., Class H	256,699	1,289

BYD Electronic International Co. Ltd.	305,500	462

Caitong Securities Co. Ltd., Class A	30,600	43

CGN Power Co. Ltd., Class H (2)	4,523,000	1,145

Changjiang Securities Co. Ltd., Class A	114,600	113

Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	87

China Aoyuan Group Ltd.	461,000	523

China Cinda Asset Management Co. Ltd., Class H	3,431,000	677

China CITIC Bank Corp. Ltd., Class A	140,000	111

China CITIC Bank Corp. Ltd., Class H	3,601,286	1,926

China Coal Energy Co. Ltd., Class H	836,000	340

China Communications Construction Co. Ltd., Class A	73,400	104

China Communications Construction Co. Ltd., Class H	1,778,287	1,389

China Communications Services Corp. Ltd., Class H	911,035	519

China Conch Venture Holdings Ltd.	669,500	2,481

China Construction Bank Corp., Class A	199,300	196

China Construction Bank Corp., Class H	39,203,693	29,812

China Eastern Airlines Corp. Ltd., Class A *	221,700	162

China Eastern Airlines Corp. Ltd., Class H *	636,000	311

China Everbright Bank Co. Ltd., Class A	712,900	394

China Everbright Bank Co. Ltd., Class H	1,192,000	509

China Evergrande Group	739,411	1,584

China Film Co. Ltd., Class A	7,800	17

China Fortune Land Development Co. Ltd., Class A	54,500	207

China Galaxy Securities Co. Ltd., Class H	1,361,000	729

China Gezhouba Group Co. Ltd., Class A	84,900	69

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

China Grand Automotive Services Group Co. Ltd., Class A	164,600	$89

China Hongqiao Group Ltd.	646,500	412

China Huarong Asset Management Co. Ltd., Class H (2)	4,390,000	662

China Huishan Dairy Holdings Co. Ltd. (3)*	1,922,380	–

China International Capital Corp. Ltd., Class H (2)	518,000	1,012

China International Marine Containers Group Co. Ltd., Class A	14,800	21

China International Travel Service Corp. Ltd., Class A	35,100	458

China Life Insurance Co. Ltd., Class A	56,700	219

China Life Insurance Co. Ltd., Class H	3,026,544	6,977

China Literature Ltd. (2)*	119,200	403

China Longyuan Power Group Corp. Ltd., Class H	1,232,473	692

China Medical System Holdings Ltd.	600,000	718

China Merchants Bank Co. Ltd., Class A	382,579	1,872

China Merchants Bank Co. Ltd., Class H	1,587,433	7,605

China Merchants Securities Co. Ltd., Class A	110,100	255

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	118,900	318

China Minsheng Banking Corp. Ltd., Class A	637,640	539

China Minsheng Banking Corp. Ltd., Class H	2,852,154	1,936

China Molybdenum Co. Ltd., Class A	339,100	173

China Molybdenum Co. Ltd., Class H	1,647,000	550

China National Building Material Co. Ltd., Class H	1,536,000	1,388

China National Chemical Engineering Co. Ltd., Class A	134,700	110

China National Nuclear Power Co. Ltd., Class A	269,798	200

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	89,500	136

China Oilfield Services Ltd., Class H	638,757	760

China Oriental Group Co. Ltd.	530,000	184

China Pacific Insurance Group Co. Ltd., Class A	112,800	554

China Pacific Insurance Group Co. Ltd., Class H	1,070,337	3,955

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

China Petroleum & Chemical Corp., Class A	463,000	$326

China Petroleum & Chemical Corp., Class H	10,354,628	6,181

China Railway Construction Corp. Ltd., Class A	217,300	289

China Railway Construction Corp. Ltd., Class H	842,000	920

China Railway Group Ltd., Class A	304,400	256

China Railway Group Ltd., Class H	1,623,827	989

China Railway Signal & Communication Corp. Ltd., Class H (2)	643,000	400

China Reinsurance Group Corp., Class H	2,459,000	399

China Resources Pharmaceutical Group Ltd. (2)	611,500	575

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	86

China Shenhua Energy Co. Ltd., Class A	87,800	232

China Shenhua Energy Co. Ltd., Class H	1,367,136	2,737

China Shipbuilding Industry Co. Ltd., Class A	418,100	324

China Shipbuilding Industry Group Power Co. Ltd., Class A *	32,100	103

China South Publishing & Media Group Co. Ltd., Class A	35,800	61

China Southern Airlines Co. Ltd., Class A	176,800	165

China Southern Airlines Co. Ltd., Class H	770,530	471

China Spacesat Co. Ltd., Class A	8,600	26

China State Construction Engineering Corp. Ltd., Class A	753,580	575

China Telecom Corp. Ltd., Class H	5,668,339	2,590

China Tower Corp. Ltd., Class H (2)	17,038,000	3,893

China United Network Communications Ltd., Class A	556,200	471

China Vanke Co. Ltd., Class A	174,600	636

China Vanke Co. Ltd., Class H	610,172	2,136

China Yangtze Power Co. Ltd., Class A	399,800	1,023

China Zhongwang Holdings Ltd.	679,200	277

Chongqing Changan Automobile Co. Ltd., Class A	90,200	94

Chongqing Rural Commercial Bank Co. Ltd., Class H	1,101,434	586

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Chongqing Zhifei Biological Products Co. Ltd., Class A	29,000	$193

CIFI Holdings Group Co. Ltd.	1,051,519	619

CITIC Securities Co. Ltd., Class A	176,900	561

CITIC Securities Co. Ltd., Class H	826,000	1,558

CNOOC Ltd.	7,271,433	11,172

Contemporary Amperex Technology Co. Ltd., ClassA	16,500	166

COSCO SHIPPING Development Co. Ltd., Class A	184,700	65

COSCO SHIPPING Energy Transportation Co. Ltd., Class H	514,000	229

COSCO SHIPPING Holdings Co. Ltd., Class A *	171,600	114

COSCO SHIPPING Holdings Co. Ltd., Class H *	1,102,500	394

Country Garden Holdings Co. Ltd.	3,074,303	3,873

Country Garden Services Holdings Co. Ltd.	483,000	1,400

CRRC Corp. Ltd., Class A	437,091	450

CRRC Corp. Ltd., Class H	1,737,991	1,216

CSPC Pharmaceutical Group Ltd.	1,898,000	3,838

Ctrip.com International Ltd. ADR *	168,673	4,940

Dali Foods Group Co. Ltd. (2)	780,500	479

Daqin Railway Co. Ltd., Class A	276,700	294

Datang International Power Generation Co. Ltd., Class H	1,366,000	283

Dongfang Electric Corp. Ltd., Class A	60,600	79

Dongfeng Motor Group Co. Ltd., Class H	1,163,169	1,112

Dongxing Securities Co. Ltd., Class A	67,500	104

East Money Information Co. Ltd., Class A	136,400	285

ENN Energy Holdings Ltd.	317,779	3,299

Everbright Securities Co. Ltd., Class A	74,398	119

Fangda Carbon New Material Co. Ltd., Class A *	70,773	116

Financial Street Holdings Co. Ltd., Class A	40,800	44

First Capital Securities Co. Ltd., Class A	91,600	82

Focus Media Information Technology Co. Ltd., Class A	302,100	223

Foshan Haitian Flavouring & Food Co. Ltd., Class A	40,387	623

Fosun International Ltd.	1,028,365	1,280

Founder Securities Co. Ltd., Class A	181,500	176

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Foxconn Industrial Internet Co. Ltd., Class A	85,200	$173

Future Land Development Holdings Ltd. *	662,000	581

Fuyao Glass Industry Group Co. Ltd., Class A	48,892	148

Fuyao Glass Industry Group Co. Ltd., Class H (2)	194,000	540

Ganfeng Lithium Co. Ltd., Class A	33,500	106

GD Power Development Co. Ltd., Class A	458,600	154

GDS Holdings Ltd. ADR *	25,366	1,017

Gemdale Corp., Class A	101,500	165

Genscript Biotech Corp. *	364,000	698

GF Securities Co. Ltd., Class A *	103,193	197

GF Securities Co. Ltd., Class H *	527,000	555

Giant Network Group Co. Ltd., Class A	39,100	104

GoerTek, Inc., Class A	56,900	141

GOME Retail Holdings Ltd. *	4,058,970	369

Great Wall Motor Co. Ltd., Class H	1,317,796	888

Gree Electric Appliances, Inc. of Zhuhai, Class A	53,900	435

Greenland Holdings Corp. Ltd., Class A	181,700	180

Greentown Service Group Co. Ltd.	496,000	489

Guanghui Energy Co. Ltd., Class A	191,100	89

Guangshen Railway Co. Ltd., Class A	128,200	55

Guangzhou Automobile Group Co. Ltd., Class A	42,200	73

Guangzhou Automobile Group Co. Ltd., Class H	1,267,664	1,220

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	30,600	149

Guangzhou Haige Communications Group, Inc. Co., Class A	64,000	88

Guangzhou R&F Properties Co. Ltd., Class H	396,414	601

Guosen Securities Co. Ltd., Class A	90,100	156

Guotai Junan Securities Co. Ltd., Class A	136,500	338

Guotai Junan Securities Co. Ltd., Class H (2)	354,600	554

Guoyuan Securities Co. Ltd., Class A	61,200	74

Haidilao International Holding Ltd. (2)	145,000	622

Haier Smart Home Co. Ltd., Class A	118,497	255

Haitian International Holdings Ltd.	240,000	490

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Haitong Securities Co. Ltd., Class A	152,000	$306

Haitong Securities Co. Ltd., Class H	1,145,233	1,209

Hangzhou Hikvision Digital Technology Co. Ltd., Class A	168,300	769

Hangzhou Robam Appliances Co. Ltd., Class A	25,600	95

Hangzhou Tigermed Consulting Co. Ltd., Class A	11,300	98

Henan Shuanghui Investment & Development Co. Ltd., Class A	57,500	200

Hengan International Group Co. Ltd.	292,898	1,913

Hengli Petrochemical Co. Ltd., Class A	95,160	199

HengTen Networks Group Ltd. *	10,816,000	165

Hengtong Optic-electric Co. Ltd., Class A	49,160	108

Hengyi Petrochemical Co. Ltd., Class A	23,500	43

Hesteel Co. Ltd., Class A	142,400	50

Hithink RoyalFlush Information Network Co. Ltd., Class A	12,400	174

HLA Corp. Ltd., Class A	74,800	85

Hua Hong Semiconductor Ltd. (2)	204,000	409

Huaan Securities Co. Ltd., Class A	97,800	85

Huadian Power International Corp. Ltd., Class A	121,800	61

Huadian Power International Corp. Ltd., Class H	686,000	260

Huadong Medicine Co. Ltd., Class A	39,620	146

Huaneng Power International, Inc., Class A	65,700	54

Huaneng Power International, Inc., Class H	1,458,501	702

Huaneng Renewables Corp. Ltd., Class H	1,844,357	628

Huatai Securities Co. Ltd., Class A	119,500	322

Huatai Securities Co. Ltd., Class H (2)	700,600	1,055

Huaxi Securities Co. Ltd., Class A	63,800	88

Huaxia Bank Co. Ltd., Class A	249,690	259

Huayu Automotive Systems Co. Ltd., Class A	62,600	206

Huazhu Group Ltd. ADR	53,572	1,769

Hubei Biocause Pharmaceutical Co. Ltd., Class A	23,800	24

Hubei Energy Group Co. Ltd., Class A	117,200	67

Hundsun Technologies, Inc., Class A	17,850	186

Iflytek Co. Ltd., Class A *	43,500	195

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Industrial & Commercial Bank of China Ltd., Class A	970,300	$753

Industrial & Commercial Bank of China Ltd., Class H	26,523,023	17,710

Industrial Bank Co. Ltd., Class A	378,400	933

Industrial Securities Co. Ltd., Class A	128,600	113

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	873,200	179

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	210,200	89

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	109,400	439

Inner Mongolia Yitai Coal Co. Ltd., Class B	462,100	423

iQIYI, Inc. ADR *	50,234	810

JD.com, Inc. ADR *	300,267	8,471

Jiangsu Expressway Co. Ltd., Class H	474,000	603

Jiangsu Hengrui Medicine Co. Ltd., Class A	79,874	906

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	27,000	395

Jiangxi Copper Co. Ltd., Class A	51,499	104

Jiangxi Copper Co. Ltd., Class H	452,000	525

Jinke Properties Group Co. Ltd., Class A	89,000	82

Jointown Pharmaceutical Group Co. Ltd., Class A	49,300	99

Kaisa Group Holdings Ltd. *	1,053,000	465

Kingdee International Software Group Co. Ltd.	990,000	1,051

Kingsoft Corp. Ltd. *	318,903	682

Kweichow Moutai Co. Ltd., Class A	22,895	3,691

KWG Group Holdings Ltd. *	528,000	465

Legend Holdings Corp., Class H (2)	172,300	373

Lenovo Group Ltd.	2,946,000	1,960

Lens Technology Co. Ltd., Class A	70,900	103

Lepu Medical Technology Beijing Co. Ltd., Class A	17,900	63

Li Ning Co. Ltd.	810,500	2,331

Logan Property Holdings Co. Ltd.	580,000	827

Longfor Group Holdings Ltd. (2)	742,231	2,783

LONGi Green Energy Technology Co. Ltd., Class A	62,387	230

Luxshare Precision Industry Co. Ltd., Class A	92,760	351

Luye Pharma Group Ltd. (2)	479,500	342

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Luzhou Laojiao Co. Ltd., Class A	25,900	$310

Maanshan Iron & Steel Co. Ltd., Class A	126,200	48

Maanshan Iron & Steel Co. Ltd., Class H	720,000	271

Mango Excellent Media Co. Ltd., Class A *	15,100	97

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	86,476	147

Meitu, Inc. (2)*	853,500	197

Meituan Dianping, Class B *	406,900	4,149

Metallurgical Corp. of China Ltd., Class A	406,700	160

Metallurgical Corp. of China Ltd., Class H	1,209,000	272

Midea Group Co. Ltd., Class A	61,100	440

Momo,Inc. ADR	60,098	1,862

Muyuan Foodstuff Co. Ltd., Class A	30,080	298

NARI Technology Co. Ltd., Class A	91,685	264

NetEase, Inc. ADR	28,628	7,620

New China Life Insurance Co. Ltd., Class A	39,600	272

New China Life Insurance Co. Ltd., Class H	332,852	1,326

New Hope Liuhe Co. Ltd., Class A	83,200	200

New Oriental Education & Technology Group, Inc. ADR *	57,841	6,406

Ninestar Corp., Class A	25,900	108

Ningbo Zhoushan Port Co. Ltd., Class A	159,600	84

NIO, Inc., Class A ADR *	251,121	392

Noah Holdings Ltd. ADR *	14,220	415

Offshore Oil Engineering Co. Ltd., Class A	122,600	93

OFILM Group Co. Ltd., Class A *	74,600	125

Oppein Home Group, Inc., Class A	4,800	75

Orient Securities Co. Ltd., Class A	128,687	185

Oriental Pearl Group Co. Ltd., Class A	79,480	102

People’s Insurance Co. Group of China (The) Ltd., Class H	3,324,535	1,336

Perfect World Co. Ltd., Class A	25,500	99

PetroChina Co. Ltd., Class A	307,200	267

PetroChina Co. Ltd., Class H	8,563,438	4,419

PICC Property & Casualty Co. Ltd., Class H	2,783,359	3,268

Pinduoduo, Inc. ADR *	78,801	2,539

Ping An Bank Co. Ltd., Class A	308,000	676

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Ping An Insurance Group Co. of China Ltd., Class A	201,835	$2,474

Ping An Insurance Group Co. of China Ltd., Class H	2,276,906	26,350

Poly Developments and Holdings Group Co. Ltd., Class A	213,900	431

Postal Savings Bank of China Co. Ltd., Class H (2)	3,204,000	1,951

Power Construction Corp. of China Ltd., Class A	278,300	180

RiseSun Real Estate Development Co. Ltd., Class A	110,600	129

Rongsheng Petro Chemical Co. Ltd., Class A	70,800	109

SAIC Motor Corp. Ltd., Class A	140,093	468

Sanan Optoelectronics Co. Ltd., Class A	69,400	138

Sany Heavy Industry Co. Ltd., Class A	144,200	290

SDIC Capital Co. Ltd., Class A	41,700	73

SDIC Power Holdings Co. Ltd., Class A	137,800	174

Seazen Holdings Co. Ltd., Class A	50,594	201

Semiconductor Manufacturing International Corp. *	1,216,000	1,529

SF Holding Co. Ltd., Class A	17,600	98

Shaanxi Coal Industry Co. Ltd., Class A	150,200	184

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,056	11

Shandong Gold Mining Co. Ltd., Class A	52,655	248

Shandong Linglong Tyre Co. Ltd., Class A	31,800	91

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	768,116	792

Shanghai Construction Group Co. Ltd., Class A	174,100	83

Shanghai Electric Group Co. Ltd., Class A	161,200	114

Shanghai Electric Group Co. Ltd., Class H	1,182,000	382

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	45,800	163

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	203,500	550

Shanghai International Airport Co. Ltd., Class A	19,700	221

Shanghai International Port Group Co. Ltd., Class A	195,000	156

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	492,701	$554

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	42,300	108

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	321,047	582

Shanghai Pudong Development Bank Co. Ltd., Class A	531,492	885

Shanghai Tunnel Engineering Co. Ltd., Class A	39,500	33

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	37,200	81

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	27,200	28

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	19,400	211

Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	43,400	36

Shenergy Co. Ltd., Class A	111,400	87

Shenwan Hongyuan Group Co. Ltd., Class A	389,500	262

Shenzhen Energy Group Co. Ltd., Class A	84,713	69

Shenzhen Inovance Technology Co. Ltd., Class A	15,300	52

Shenzhen Kangtai Biological Products Co. Ltd., Class A	9,800	102

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	8,700	226

Shenzhen Overseas Chinese Town Co. Ltd., Class A	180,600	179

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,500	9

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	26,300	15

Shenzhou International Group Holdings Ltd.	305,100	4,014

Shui On Land Ltd.	1,704,500	338

Sichuan Chuantou Energy Co. Ltd., Class A	83,800	117

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	105

Sihuan Pharmaceutical Holdings Group Ltd.	1,599,000	244

SINA Corp. *	24,892	976

Sinolink Securities Co. Ltd., Class A	66,100	81

Sino-Ocean Group Holding Ltd.	1,370,548	466

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Sinopec Engineering Group Co. Ltd., Class H	649,500	$408

Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	84

Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,470,005	429

Sinopharm Group Co. Ltd., Class H	480,314	1,510

Sinotrans Ltd., Class H	845,000	266

Sinotruk Hong Kong Ltd.	310,000	462

SOHO China Ltd.	866,278	248

Songcheng Performance Development Co. Ltd., Class A	24,000	94

SooChow Securities Co. Ltd., Class A	67,700	88

Southwest Securities Co. Ltd., Class A	131,700	84

Spring Airlines Co. Ltd., Class A	9,600	57

Sunac China Holdings Ltd.	990,000	4,004

Suning.com Co. Ltd., Class A	177,100	258

Sunny Optical Technology Group Co. Ltd.	289,325	4,316

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	84

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	74,800	95

TAL Education Group ADR *	156,584	5,361

Tasly Pharmaceutical Group Co. Ltd., Class A	42,760	94

TBEA Co. Ltd., Class A	94,200	86

TCL Corp., Class A	202,500	102

Tencent Holdings Ltd.	2,329,889	98,880

Tencent Music Entertainment Group ADR *	41,797	534

Tianma Microelectronics Co. Ltd., Class A	51,500	100

Tianqi Lithium Corp., Class A	9,700	37

Tingyi Cayman Islands Holding Corp.	838,435	1,184

Tong Ren Tang Technologies Co. Ltd., Class H	246,000	224

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	109

Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	67

Tongwei Co. Ltd., Class A	81,800	147

Transfar Zhilian Co. Ltd., Class A	87,500	96

TravelSky Technology Ltd., Class H	352,000	734

Tsingtao Brewery Co. Ltd., Class A	15,100	103

Tsingtao Brewery Co. Ltd., Class H	169,767	1,028

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Tunghsu Optoelectronic Technology

Co. Ltd., Class A	151,600	$121

Uni-President China Holdings Ltd.	498,000	539

Unisplendour Corp. Ltd., Class A	21,620	96

Vipshop Holdings Ltd. ADR *	175,687	1,567

Walvax Biotechnology Co. Ltd., Class A	16,100	61

Wangsu Science & Technology Co. Ltd., Class A	61,800	87

Wanhua Chemical Group Co. Ltd., Class A	52,600	327

Want Want China Holdings Ltd.	2,003,870	1,596

Weibo Corp. ADR *	23,481	1,051

Weichai Power Co. Ltd., Class A	128,000	203

Weichai Power Co. Ltd., Class H	768,812	1,115

Weifu High-Technology Group Co. Ltd., Class A	23,600	54

Wens Foodstuffs Group Co. Ltd., Class A	95,500	499

Western Securities Co. Ltd., Class A	61,100	77

Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	40,500	103

Wuliangye Yibin Co. Ltd., Class A	71,400	1,303

WuXi AppTec Co. Ltd., Class A	24,000	292

WuXi AppTec Co. Ltd., Class H (2)	55,940	614

Wuxi Biologics Cayman, Inc. (2)*	229,500	2,345

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	18,200	86

XCMG Construction Machinery Co. Ltd., Class A	68,200	42

Xiamen C & D, Inc., Class A	28,100	34

Xiaomi Corp., Class B (2)*	3,166,400	3,566

Xinhu Zhongbao Co. Ltd., Class A	249,300	101

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	113

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	362,236	429

Xinyi Solar Holdings Ltd.	1,397,544	839

Yanzhou Coal Mining Co. Ltd., Class A	66,500	99

Yanzhou Coal Mining Co. Ltd., Class H	675,138	683

Yihai International Holding Ltd. *	186,000	1,111

Yonghui Superstores Co. Ltd., Class A	164,200	205

Yonyou Network Technology Co. Ltd., Class A	46,950	204

Yum China Holdings, Inc.	146,049	6,635

Yunda Holding Co. Ltd., Class A	22,500	109

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

China – 27.3% – continued

Yunnan Baiyao Group Co. Ltd., Class A	21,700	$231

Yuzhou Properties Co. Ltd.	778,831	310

YY, Inc. ADR *	23,262	1,308

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	13,093	187

Zhaojin Mining Industry Co. Ltd., Class H	468,500	538

Zhejiang China Commodities City Group Co. Ltd., Class A	122,400	65

Zhejiang Chint Electrics Co. Ltd., Class A	50,694	155

Zhejiang Dahua Technology Co. Ltd., Class A	48,500	118

Zhejiang Expressway Co. Ltd., Class H	537,294	464

Zhejiang Huayou Cobalt Co. Ltd., Class A	28,750	109

Zhejiang Longsheng Group Co. Ltd., Class A	74,600	148

Zhengzhou Yutong Bus Co. Ltd., Class A	57,700	113

ZhongAn Online P&C Insurance Co. Ltd., Class H (2)*	134,100	319

Zhongjin Gold Corp. Ltd., Class A	53,600	65

Zhongsheng Group Holdings Ltd.	221,500	702

Zhuzhou CRRC Times Electric Co. Ltd., Class H	234,574	976

Zijin Mining Group Co. Ltd., Class A	342,100	156

Zijin Mining Group Co. Ltd., Class H	2,238,162	771

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	146,600	117

ZTE Corp., Class A *	59,300	268

ZTE Corp., Class H *	288,917	776

ZTO Express Cayman, Inc. ADR	133,208	2,841
		612,809

Colombia – 0.3%

Bancolombia S.A.	91,654	1,033

Cementos Argos S.A.	202,801	430

Ecopetrol S.A.	1,985,403	1,686

Grupo Argos S.A.	126,620	623

Grupo de Inversiones Suramericana S.A.	99,501	941

Interconexion Electrica S.A. ESP	175,495	920
		5,633

Czech Republic – 0.1%

CEZ A.S.	64,490	1,425

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Czech Republic – 0.1% – continued

Komercni banka A.S.	32,398	$1,096

Moneta Money Bank A.S. (2)	220,943	681
		3,202

Egypt – 0.2%

Commercial International Bank Egypt S.A.E.	566,153	2,697

Eastern Co. S.A.E.	376,160	393

ElSewedy Electric Co.	364,919	300
		3,390

Greece – 0.3%

Alpha Bank A.E. *	589,663	1,104

Eurobank Ergasias S.A. *	1,098,948	1,062

FF Group *	18,664	98

Hellenic Telecommunications Organization S.A.	102,569	1,414

JUMBO S.A.	41,295	785

Motor Oil Hellas Corinth Refineries S.A.	26,481	619

National Bank of Greece S.A. *	211,136	645

OPAP S.A.	94,911	977
		6,704

Hong Kong – 3.9%

Alibaba Health Information Technology Ltd. *	1,404,000	1,235

Alibaba Pictures Group Ltd. *	6,000,000	976

Beijing Enterprises Holdings Ltd.	214,771	990

Beijing Enterprises Water Group Ltd. *	2,349,886	1,208

Bosideng International Holdings Ltd.	1,224,000	523

Brilliance China Automotive Holdings Ltd.	1,209,944	1,308

China Agri-Industries Holdings Ltd.	1,064,000	347

China Ding Yi Feng Holdings Ltd.	464,000	1,366

China Education Group Holdings Ltd.	274,000	405

China Everbright International Ltd.	1,457,629	1,129

China Everbright Ltd.	411,110	483

China First Capital Group Ltd. *	1,150,000	336

China Gas Holdings Ltd.	739,695	2,854

China Jinmao Holdings Group Ltd.	2,071,791	1,194

China Mengniu Dairy Co. Ltd. *	1,116,870	4,168

China Merchants Port Holdings Co. Ltd.	564,938	854

China Mobile Ltd. (OTC Exchange)	2,503,508	20,777

China Overseas Land & Investment Ltd.	1,557,695	4,928

China Power International Development Ltd.	1,918,000	400

China Resources Beer Holdings Co. Ltd.	588,948	3,134

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Hong Kong – 3.9% – continued

China Resources Cement Holdings Ltd.	956,000	$960

China Resources Gas Group Ltd.	359,958	1,776

China Resources Land Ltd.	1,125,432	4,692

China Resources Power Holdings Co. Ltd.	765,735	931

China State Construction International Holdings Ltd.	787,600	737

China Taiping Insurance Holdings Co. Ltd.	648,904	1,459

China Traditional Chinese Medicine Holdings Co. Ltd.	962,000	444

China Unicom Hong Kong Ltd.	2,498,494	2,642

CITIC Ltd.	2,338,803	2,944

COSCO SHIPPING Ports Ltd.	663,865	532

Far East Horizon Ltd.	852,000	792

Geely Automobile Holdings Ltd.	2,052,641	3,510

Guangdong Investment Ltd.	1,200,514	2,354

Haier Electronics Group Co. Ltd.	506,000	1,327

Hutchison China MediTech Ltd. ADR *	26,300	469

Kingboard Holdings Ltd.	250,000	665

Kingboard Laminates Holdings Ltd.	450,000	409

Kunlun Energy Co. Ltd.	1,377,230	1,187

Lee & Man Paper Manufacturing Ltd.	571,000	309

Nine Dragons Paper Holdings Ltd.	627,923	532

Shanghai Industrial Holdings Ltd.	214,043	399

Shanghai Industrial Urban Development Group Ltd.	214,043	27

Shenzhen International Holdings Ltd.	403,746	778

Shenzhen Investment Ltd.	1,240,000	459

Shimao Property Holdings Ltd.	457,403	1,329

Sino Biopharmaceutical Ltd.	2,810,500	3,594

SSY Group Ltd.	636,000	501

Sun Art Retail Group Ltd.	944,000	961

Towngas China Co. Ltd. *	442,771	333

Yuexiu Property Co. Ltd.	3,132,000	682
		86,349

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	164,869	1,551

OTP Bank Nyrt.	90,612	3,775

Richter Gedeon Nyrt.	55,293	895
		6,221

India – 8.6%

Adani Ports & Special Economic Zone Ltd.	241,667	1,413

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

India – 8.6% – continued

Ambuja Cements Ltd.	257,038	$740

Ashok Leyland Ltd.	518,147	503

Asian Paints Ltd.	117,620	2,923

Aurobindo Pharma Ltd.	103,917	864

Avenue Supermarts Ltd. (2)*	49,730	1,309

Axis Bank Ltd.	774,349	7,485

Bajaj Auto Ltd.	33,234	1,380

Bajaj Finance Ltd.	71,928	4,110

Bajaj Finserv Ltd.	15,333	1,843

Bharat Forge Ltd.	92,076	580

Bharat Petroleum Corp. Ltd.	261,180	1,733

Bharti Airtel Ltd.	832,642	4,316

Bharti Infratel Ltd.	146,476	532

Bosch Ltd.	3,167	631

Britannia Industries Ltd.	24,895	1,035

Cipla Ltd.	137,054	823

Coal India Ltd.	491,233	1,387

Container Corp. of India Ltd.	79,491	680

Dabur India Ltd.	210,063	1,327

Divi’s Laboratories Ltd.	34,269	807

Dr. Reddy’s Laboratories Ltd.	40,017	1,524

Dr. Reddy’s Laboratories Ltd. ADR	6,091	231

Eicher Motors Ltd.	5,248	1,321

GAIL India Ltd.	630,391	1,199

Glenmark Pharmaceuticals Ltd.	60,165	275

Godrej Consumer Products Ltd.	140,719	1,365

Grasim Industries Ltd.	118,301	1,220

Havells India Ltd.	97,081	984

HCL Technologies Ltd.	218,450	3,333

HDFC Life Insurance Co. Ltd. (2)	206,256	1,749

Hero MotoCorp Ltd.	40,001	1,527

Hindalco Industries Ltd.	457,599	1,238

Hindustan Petroleum Corp. Ltd.	240,052	1,022

Hindustan Unilever Ltd.	264,102	7,389

Housing Development Finance Corp. Ltd.	666,637	18,612

ICICI Bank Ltd.	960,219	5,886

ICICI Bank Ltd. ADR	4,649	57

ICICI Lombard General Insurance Co. Ltd. (2)	53,990	922

Indiabulls Housing Finance Ltd.	121,824	442

Indian Oil Corp. Ltd.	757,142	1,576

Infosys Ltd.	1,407,659	15,957

InterGlobe Aviation Ltd. (2)	35,856	956

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

India – 8.6% – continued

ITC Ltd.	1,393,813	$5,118

JSW Steel Ltd.	336,328	1,094

Larsen & Toubro Ltd.	192,354	4,002

LIC Housing Finance Ltd.	128,908	685

Lupin Ltd.	88,008	889

Mahindra & Mahindra Financial Services Ltd.	135,713	628

Mahindra & Mahindra Ltd.	304,109	2,348

Marico Ltd.	192,240	1,069

Maruti Suzuki India Ltd.	42,736	4,053

Motherson Sumi Systems Ltd.	426,730	633

Nestle India Ltd.	9,357	1,834

NTPC Ltd.	960,803	1,594

Oil & Natural Gas Corp. Ltd.	1,018,149	1,899

Page Industries Ltd.	2,468	784

Petronet LNG Ltd.	229,413	842

Pidilite Industries Ltd.	48,283	985

Piramal Enterprises Ltd.	36,470	841

Power Grid Corp. of India Ltd.	753,957	2,118

REC Ltd.	296,660	516

Reliance Industries Ltd.	1,162,446	21,853

Shree Cement Ltd.	3,620	965

Shriram Transport Finance Co. Ltd.	72,447	1,095

State Bank of India *	717,170	2,751

Sun Pharmaceutical Industries Ltd.	340,845	1,876

Tata Consultancy Services Ltd.	366,713	10,860

Tata Motors Ltd. *	632,999	1,050

Tata Power (The) Co. Ltd.	462,751	408

Tata Steel Ltd.	155,050	791

Tech Mahindra Ltd.	186,297	1,879

Titan Co. Ltd.	126,100	2,266

UltraTech Cement Ltd.	39,607	2,428

United Spirits Ltd. *	115,387	1,087

UPL Ltd.	214,963	1,832

Vedanta Ltd.	745,207	1,621

Vodafone Idea Ltd. *	3,406,873	296

Wipro Ltd.	486,240	1,645

Yes Bank Ltd.	753,428	442

Zee Entertainment Enterprises Ltd.	210,672	790
		193,073

Indonesia – 2.0%

Adaro Energy Tbk PT	6,275,020	572

Astra International Tbk PT	8,187,660	3,816

Bank Central Asia Tbk PT	4,013,292	8,584

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Indonesia – 2.0% – continued

Bank Mandiri Persero Tbk PT	7,558,310	$3,716

Bank Negara Indonesia Persero Tbk PT	3,014,909	1,562

Bank Rakyat Indonesia Persero Tbk PT	22,570,390	6,555

Bank Tabungan Negara Persero Tbk PT	1,786,500	247

Barito Pacific Tbk PT	11,512,200	803

Bukit Asam Tbk PT	1,372,800	219

Bumi Serpong Damai Tbk PT *	3,161,700	310

Charoen Pokphand Indonesia Tbk PT	2,930,135	1,105

Gudang Garam Tbk PT	191,315	706

Hanjaya Mandala Sampoerna Tbk PT	3,636,900	587

Indah Kiat Pulp & Paper Corp. Tbk PT	1,195,600	546

Indocement Tunggal Prakarsa Tbk PT	734,403	972

Indofood CBP Sukses Makmur Tbk PT	1,003,200	847

Indofood Sukses Makmur Tbk PT	1,899,271	1,031

Jasa Marga Persero Tbk PT	1,023,127	411

Kalbe Farma Tbk PT	8,243,880	973

Pabrik Kertas Tjiwi Kimia Tbk PT	604,000	449

Pakuwon Jati Tbk PT	7,741,300	363

Perusahaan Gas Negara Tbk PT	4,662,912	691

Semen Indonesia Persero Tbk PT	1,186,455	966

Surya Citra Media Tbk PT	2,806,900	229

Telekomunikasi Indonesia Persero Tbk PT	20,113,062	6,076

Unilever Indonesia Tbk PT	623,428	2,045

United Tractors Tbk PT	665,571	966
		45,347

Malaysia – 2.0%

AirAsia Bhd.	611,500	257

Alliance Bank Malaysia Bhd.	428,800	292

AMMB Holdings Bhd.	710,237	702

Axiata Group Bhd.	1,098,852	1,129

British American Tobacco Malaysia Bhd.	61,700	279

CIMB Group Holdings Bhd.	1,983,908	2,385

Dialog Group Bhd.	1,566,144	1,273

DiGi.Com Bhd.	1,253,700	1,422

Fraser & Neave Holdings Bhd.	64,500	538

Gamuda Bhd.	777,100	686

Genting Bhd.	853,800	1,172

Genting Malaysia Bhd.	1,180,300	856

Genting Plantations Bhd.	97,300	230

HAP Seng Consolidated Bhd.	240,800	567

Hartalega Holdings Bhd.	656,800	823

Hong Leong Bank Bhd.	256,398	1,003

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Malaysia – 2.0% – continued

Hong Leong Financial Group Bhd.	99,428	$386

IHH Healthcare Bhd.	878,700	1,192

IJM Corp. Bhd.	1,212,240	635

IOI Corp. Bhd.	811,540	859

Kuala Lumpur Kepong Bhd.	168,750	930

Malayan Banking Bhd.	1,604,259	3,263

Malaysia Airports Holdings Bhd.	388,393	804

Maxis Bhd.	939,851	1,259

MISC Bhd.	480,560	894

Nestle Malaysia Bhd.	27,900	971

Petronas Chemicals Group Bhd.	967,400	1,744

Petronas Dagangan Bhd.	94,100	530

Petronas Gas Bhd.	234,000	915

PPB Group Bhd.	225,400	976

Press Metal Aluminium Holdings Bhd.	545,100	621

Public Bank Bhd.	1,260,761	6,048

QL Resources Bhd.	282,300	486

RHB Bank Bhd.	693,146	934

RHB Capital Bhd. (3)*	297,992	–

Sime Darby Bhd.	1,201,028	646

Sime Darby Plantation Bhd.	893,328	1,008

Sime Darby Property Bhd.	1,083,128	218

SP Setia Bhd. Group	649,770	211

Telekom Malaysia Bhd.	490,686	423

Tenaga Nasional Bhd.	1,269,350	4,136

Top Glove Corp. Bhd.	666,800	709

Westports Holdings Bhd.	397,800	393

YTL Corp. Bhd.	1,266,495	278
		45,083

Mexico – 2.4%

Alfa S.A.B. de C.V., Series A	1,196,480	1,055

Alsea S.A.B. de C.V. *	246,000	573

America Movil S.A.B. de C.V., Series L	13,701,006	10,178

Arca Continental S.A.B. de C.V.	174,684	947

Cemex S.A.B. de C.V., Series CPO	6,173,578	2,403

Coca-Cola Femsa S.A.B. de C.V.	224,322	1,365

El Puerto de Liverpool S.A.B. de C.V., Series C1	82,370	451

Fibra Uno Administracion S.A. de C.V.	1,263,001	1,850

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	791,177	7,250

Gruma S.A.B. de C.V., Series B	79,165	810

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	141,852	1,369

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Mexico – 2.4% – continued

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	88,670	$1,352

Grupo Bimbo S.A.B. de C.V., Series A	654,228	1,194

Grupo Carso S.A.B. de C.V., Series A1	173,773	510

Grupo Financiero Banorte S.A.B. de C.V., Series O	1,054,618	5,684

Grupo Financiero Inbursa S.A.B. de C.V., Series O	926,143	1,180

Grupo Mexico S.A.B. de C.V., Series B	1,453,036	3,407

Grupo Televisa S.A.B., Series CPO	967,814	1,897

Industrias Penoles S.A.B. de C.V.	55,017	733

Infraestructura Energetica Nova S.A.B. de C.V. *	211,100	840

Kimberly-Clark de Mexico S.A.B. de C.V., Series A *	608,227	1,222

Megacable Holdings S.A.B. de C.V., Series CPO	113,100	456

Orbia Advance Corp. S.A.B. de C.V.	415,480	814

Promotora y Operadora de Infraestructura S.A.B. de C.V.	85,655	766

Wal-Mart de Mexico S.A.B. de C.V.	2,125,137	6,299
		54,605

Pakistan – 0.0%

Habib Bank Ltd.	225,900	171

MCB Bank Ltd.	207,600	225

Oil & Gas Development Co. Ltd.	318,700	250
		646

Peru – 0.4%

Cia de Minas Buenaventura S.A.A. ADR	85,568	1,299

Credicorp Ltd.	27,554	5,743

Southern Copper Corp.	36,203	1,236
		8,278

Philippines – 1.1%

Aboitiz Equity Ventures, Inc.	778,509	797

Aboitiz Power Corp.	616,644	456

Alliance Global Group, Inc.	1,808,724	381

Altus San Nicolas Corp. *	18,267	2

Ayala Corp.	114,787	1,957

Ayala Land, Inc.	3,072,060	2,933

Bank of the Philippine Islands	398,586	715

BDO Unibank, Inc.	813,449	2,242

DMCI Holdings, Inc.	1,900,900	305

Globe Telecom, Inc.	14,115	498

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Philippines – 1.1% – continued

GT Capital Holdings, Inc.	38,142	$619

International Container Terminal Services, Inc.	399,090	929

JG Summit Holdings, Inc.	1,149,781	1,608

Jollibee Foods Corp.	191,893	822

Manila Electric Co.	96,460	689

Megaworld Corp.	4,785,700	404

Metro Pacific Investments Corp.	5,284,400	508

Metropolitan Bank & Trust Co.	623,805	824

PLDT, Inc.	37,455	820

Robinsons Land Corp.	948,770	449

Security Bank Corp.	105,930	402

SM Investments Corp.	97,142	1,818

SM Prime Holdings, Inc.	4,060,413	2,915

Universal Robina Corp.	351,480	1,058
		24,151

Poland – 1.0%

Alior Bank S.A. *	42,407	411

Bank Millennium S.A. *	260,792	371

Bank Polska Kasa Opieki S.A.	69,126	1,765

CCC S.A.	12,473	430

CD Projekt S.A.	27,104	1,648

Cyfrowy Polsat S.A.	99,937	659

Dino Polska S.A. (2)*	19,103	749

Grupa Lotos S.A.	36,414	804

Jastrzebska Spolka Weglowa S.A.	20,259	110

KGHM Polska Miedz S.A. *	59,687	1,194

LPP S.A.	551	1,184

mBank S.A. *	6,275	545

Orange Polska S.A. *	288,825	398

PGE Polska Grupa Energetyczna S.A. *	361,330	720

Polski Koncern Naftowy ORLEN S.A.	124,257	3,064

Polskie Gornictwo Naftowe i Gazownictwo S.A.	682,294	801

Powszechna Kasa Oszczednosci Bank Polski S.A.	363,329	3,566

Powszechny Zaklad Ubezpieczen S.A.	246,411	2,297

Santander Bank Polska S.A.	14,181	1,110
		21,826

Qatar – 1.0%

Barwa Real Estate Co.	818,512	753

Commercial Bank (The) PQSC	783,806	927

Industries Qatar QSC	738,282	2,214

Masraf Al Rayan QSC	1,471,868	1,432

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Qatar – 1.0% – continued

Mesaieed Petrochemical Holding Co.	1,767,467	$1,445

Ooredoo QPSC	352,731	700

Qatar Electricity & Water Co. QSC	212,933	904

Qatar Fuel QSC	190,898	1,234

Qatar Insurance Co. S.A.Q.	691,913	636

Qatar Islamic Bank S.A.Q.	473,448	2,029

Qatar National Bank QPSC	1,842,361	9,757
		22,031

Romania – 0.1%

NEPI Rockcastle PLC	152,785	1,339

Russia – 3.8%

Alrosa PJSC	1,098,981	1,263

Gazprom PJSC	1,611,414	5,616

Gazprom PJSC ADR	1,364,213	9,399

Inter RAO UES PJSC	14,373,000	995

LUKOIL PJSC	58,727	4,874

LUKOIL PJSC ADR	101,439	8,376

Magnit PJSC	2,287	125

Magnit PJSC GDR (Registered)	132,393	1,729

Magnitogorsk Iron & Steel Works PJSC	1,007,100	608

MMC Norilsk Nickel PJSC	17,544	4,515

MMC Norilsk Nickel PJSC ADR	81,916	2,097

Mobile TeleSystems PJSC ADR	201,875	1,635

Moscow Exchange MICEX-RTS PJSC	536,036	783

Novatek PJSC GDR (Registered)	37,052	7,499

Novolipetsk Steel PJSC	476,900	1,046

PhosAgro PJSC GDR (Registered)	45,429	580

Polymetal International PLC	90,042	1,267

Polyus PJSC	11,397	1,326

Rosneft Oil Co. PJSC	181,865	1,175

Rosneft Oil Co. PJSC GDR (Registered)	301,949	1,934

Sberbank of Russia PJSC	56,000	197

Sberbank of Russia PJSC (Moscow Exchange)	4,340,912	15,254

Severstal PJSC	54,450	784

Severstal PJSC GDR (Registered)	34,953	502

Surgutneftegas PJSC	1,077,567	588

Surgutneftegas PJSC ADR (OTC Exchange)	177,806	953

Tatneft PJSC	392,900	4,166

Tatneft PJSC ADR	1,663	107

Tatneft PJSC ADR (London Exchange)	27,872	1,769

Tatneft PJSC ADR (OTC Exchange)	8,356	534

VTB Bank PJSC	907,036,738	596

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Russia – 3.8% – continued

VTB Bank PJSC GDR (2)(4)	11,036	$14

VTB Bank PJSC GDR (Registered)	233,836	303

X5 Retail Group N.V. GDR (Registered)	49,448	1,738
		84,347

Saudi Arabia – 2.5%

Advanced Petrochemical Co.	41,798	541

Al Rajhi Bank	498,391	8,406

Alinma Bank	302,439	1,813

Almarai Co. JSC	101,873	1,352

Bank AlBilad	148,744	1,050

Bank Al-Jazira	158,960	573

Banque Saudi Fransi	224,080	1,928

Bupa Arabia for Cooperative Insurance Co.	10,317	292

Co for Cooperative Insurance (The) *	23,584	427

Dar Al Arkan Real Estate Development Co. *	210,166	669

Emaar Economic City *	146,490	388

Etihad Etisalat Co. *	152,232	981

Jarir Marketing Co.	23,792	1,002

National Commercial Bank	487,789	5,991

National Industrialization Co. *	127,621	454

Rabigh Refining & Petrochemical Co. *	84,574	448

Riyad Bank	486,196	3,164

Sahara International Petrochemical Co.	143,526	690

Samba Financial Group	394,582	3,013

Saudi Airlines Catering Co.	15,487	362

Saudi Arabian Fertilizer Co.	68,103	1,459

Saudi Arabian Mining Co. *	168,848	2,046

Saudi Basic Industries Corp.	305,163	7,487

Saudi British Bank (The)	151,044	1,226

Saudi Cement Co.	29,629	562

Saudi Electricity Co.	342,322	1,944

Saudi Industrial Investment Group	86,242	531

Saudi Kayan Petrochemical Co. *	295,250	803

Saudi Telecom Co.	162,379	4,713

Savola Group (The) *	105,085	865

Yanbu National Petrochemical Co.	91,653	1,308
		56,488

Singapore – 0.0%

BOC Aviation Ltd. (2)	77,700	719

South Africa – 4.5%

Absa Group Ltd.	290,485	2,938

Anglo American Platinum Ltd.	21,592	1,302

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

South Africa – 4.5% – continued

AngloGold Ashanti Ltd.	167,481	$3,078

Aspen Pharmacare Holdings Ltd.	152,433	865

Bid Corp. Ltd.	137,173	2,918

Bidvest Group (The) Ltd.	114,441	1,444

Capitec Bank Holdings Ltd.	18,549	1,577

Clicks Group Ltd.	104,624	1,486

Discovery Ltd.	157,307	1,186

Exxaro Resources Ltd.	99,276	856

FirstRand Ltd.	1,367,638	5,627

Fortress REIT Ltd., Class A	509,692	693

Foschini Group (The) Ltd.	93,058	1,005

Gold Fields Ltd.	339,461	1,683

Growthpoint Properties Ltd.	1,206,788	1,841

Investec Ltd.	125,569	663

Kumba Iron Ore Ltd.	24,487	606

Liberty Holdings Ltd.	55,995	416

Life Healthcare Group Holdings Ltd.	600,996	900

Momentum Metropolitan Holdings	419,612	517

Mr Price Group Ltd.	100,689	1,053

MTN Group Ltd.	688,589	4,380

MultiChoice Group *	175,994	1,371

Naspers Ltd., Class N	178,867	27,175

Nedbank Group Ltd.	153,669	2,306

Netcare Ltd.	492,099	571

Old Mutual Ltd.	2,009,149	2,564

Pick n Pay Stores Ltd.	165,591	651

PSG Group Ltd.	59,162	825

Rand Merchant Investment Holdings Ltd.	335,022	663

Redefine Properties Ltd.	2,187,011	1,132

Reinet Investments S.C.A.	58,283	1,057

Remgro Ltd.	215,783	2,328

RMB Holdings Ltd.	312,528	1,551

Sanlam Ltd.	760,226	3,749

Sappi Ltd.	233,424	579

Sasol Ltd.	228,101	3,816

Shoprite Holdings Ltd.	190,245	1,543

SPAR Group (The) Ltd.	75,864	958

Standard Bank Group Ltd.	526,527	6,082

Telkom S.A. SOC Ltd.	120,197	561

Tiger Brands Ltd.	62,677	872

Truworths International Ltd.	173,460	607

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

South Africa – 4.5% – continued

Vodacom Group Ltd.	262,340	$2,073

Woolworths Holdings Ltd.	399,041	1,454
		101,522

South Korea – 11.2%

Amorepacific Corp.	12,851	1,516

AMOREPACIFIC Group	12,951	708

BGF retail Co. Ltd.	3,423	563

BNK Financial Group, Inc.	118,426	713

Celltrion Healthcare Co. Ltd. *	21,527	912

Celltrion Pharm, Inc. *	7,565	222

Celltrion, Inc. *	36,947	5,069

Cheil Worldwide, Inc.	31,159	646

CJ CheilJedang Corp.	3,549	694

CJ Corp.	6,185	424

CJ ENM Co. Ltd.	4,678	663

CJ Logistics Corp. *	4,025	486

Daelim Industrial Co. Ltd.	11,045	963

Daewoo Engineering & Construction Co. Ltd. *	83,151	337

Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	17,427	443

DB Insurance Co. Ltd.	19,456	838

Doosan Bobcat, Inc.	22,561	669

E-MART, Inc.	9,106	857

Fila Korea Ltd.	19,457	942

GS Engineering & Construction Corp.	23,113	640

GS Holdings Corp.	19,998	843

GS Retail Co. Ltd.	11,737	405

Hana Financial Group, Inc.	120,783	3,565

Hankook Tire & Technology Co. Ltd.	28,922	776

Hanmi Pharm Co. Ltd.	2,484	570

Hanmi Science Co. Ltd.	6,498	214

Hanon Systems	72,671	730

Hanwha Chemical Corp.	46,106	695

Hanwha Corp.	17,439	366

Hanwha Life Insurance Co. Ltd.	122,732	244

HDC Hyundai Development Co. – Engineering & Construction, Class E	10,900	300

Helixmith Co. Ltd. *	8,168	455

HLB, Inc. *	14,160	716

Hotel Shilla Co. Ltd.	12,098	872

Hyundai Department Store Co. Ltd.	5,906	386

Hyundai Engineering & Construction Co. Ltd.	31,047	1,202

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

South Korea – 11.2% – continued

Hyundai Glovis Co. Ltd.	7,404	$967

Hyundai Heavy Industries Holdings Co. Ltd.	3,879	1,130

Hyundai Marine & Fire Insurance Co. Ltd.	27,885	615

Hyundai Mobis Co. Ltd.	27,112	5,727

Hyundai Motor Co.	60,787	6,811

Hyundai Steel Co.	31,762	1,028

Industrial Bank of Korea	109,261	1,206

Kakao Corp.	20,380	2,310

Kangwon Land, Inc.	46,915	1,160

KB Financial Group, Inc.	161,381	5,773

KCC Corp.	2,496	456

Kia Motors Corp.	106,788	4,083

Korea Aerospace Industries Ltd.	28,860	944

Korea Electric Power Corp. *	106,140	2,299

Korea Gas Corp.	11,826	392

Korea Investment Holdings Co. Ltd.	16,602	1,039

Korea Shipbuilding & Offshore Engineering Co. Ltd. *	15,535	1,617

Korea Zinc Co. Ltd.	3,348	1,256

Korean Air Lines Co. Ltd.	19,817	380

KT&G Corp.	47,347	4,180

Kumho Petrochemical Co. Ltd.	7,950	473

LG Chem Ltd.	18,638	4,649

LG Corp.	38,639	2,263

LG Display Co. Ltd. *	92,203	1,093

LG Electronics, Inc.	43,975	2,469

LG Household & Health Care Ltd.	3,794	4,153

LG Innotek Co. Ltd.	5,223	502

LG Uplus Corp.	47,732	546

Lotte Chemical Corp.	6,862	1,348

Lotte Corp.	12,476	376

Lotte Shopping Co. Ltd.	4,854	521

Medy-Tox, Inc.	1,673	499

Meritz Securities Co. Ltd.	131,189	554

Mirae Asset Daewoo Co. Ltd.	156,319	981

NAVER Corp.	56,978	7,493

NCSoft Corp.	6,829	2,970

Netmarble Corp. (2)*	10,053	794

NH Investment & Securities Co. Ltd.	63,500	675

OCI Co. Ltd.	8,369	488

Orange Life Insurance Ltd. (2)	13,676	308

Orion Corp.	10,243	843

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

South Korea – 11.2% – continued

Ottogi Corp.	557	$271

Pan Ocean Co. Ltd. *	120,215	460

Pearl Abyss Corp. *	2,811	465

POSCO	31,888	6,040

POSCO Chemical Co. Ltd.	10,920	403

Posco International Corp.	20,030	321

S-1 Corp.	7,687	630

Samsung Biologics Co. Ltd. (2)*	6,638	1,712

Samsung C&T Corp.	34,883	2,623

Samsung Card Co. Ltd.	12,867	377

Samsung Electro-Mechanics Co. Ltd.	22,562	1,951

Samsung Electronics Co. Ltd.	1,947,752	79,468

Samsung Engineering Co. Ltd. *	66,337	935

Samsung Fire & Marine Insurance Co. Ltd.	12,553	2,336

Samsung Heavy Industries Co. Ltd. *	175,654	1,162

Samsung Life Insurance Co. Ltd.	28,122	1,665

Samsung SDI Co. Ltd.	22,336	4,166

Samsung SDS Co. Ltd.	14,183	2,266

Samsung Securities Co. Ltd.	23,430	691

Shinhan Financial Group Co. Ltd.	182,863	6,374

Shinsegae, Inc.	3,289	724

SillaJen, Inc. *	25,341	172

SK Holdings Co. Ltd.	14,332	2,436

SK Hynix, Inc.	222,409	15,294

SK Innovation Co. Ltd.	23,017	3,208

SK Telecom Co. Ltd.	7,946	1,599

SK Telecom Co. Ltd. ADR	1,900	42

S-Oil Corp.	18,040	1,506

Woongjin Coway Co. Ltd.	20,665	1,463

Woori Financial Group, Inc.	193,647	2,017

Yuhan Corp.	3,458	661
		251,453

Taiwan – 11.2%

Acer, Inc.	1,128,800	648

Advantech Co. Ltd.	139,551	1,231

Airtac International Group	55,000	660

ASE Technology Holding Co. Ltd.	1,434,928	3,281

Asia Cement Corp.	875,567	1,223

Asustek Computer, Inc.	284,546	1,898

AU Optronics Corp.	3,372,215	857

Catcher Technology Co. Ltd.	264,111	2,001

Cathay Financial Holding Co. Ltd.	3,057,075	4,034

Chailease Holding Co. Ltd.	489,823	1,979

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Taiwan – 11.2% – continued

Chang Hwa Commercial Bank Ltd.	2,209,987	$1,540

Cheng Shin Rubber Industry Co. Ltd.	827,184	1,223

Chicony Electronics Co. Ltd.	259,765	765

China Airlines Ltd.	1,074,307	314

China Development Financial Holding Corp.	5,099,868	1,521

China Life Insurance Co. Ltd. *	1,031,002	818

China Steel Corp.	4,898,156	3,626

Chunghwa Telecom Co. Ltd.	1,544,493	5,528

Compal Electronics, Inc.	1,648,759	953

CTBC Financial Holding Co. Ltd.	7,522,878	5,003

Delta Electronics, Inc.	788,343	3,379

E.Sun Financial Holding Co. Ltd.	4,330,301	3,656

Eclat Textile Co. Ltd.	81,182	1,091

Eva Airways Corp.	987,592	435

Evergreen Marine Corp. Taiwan Ltd. *	942,756	396

Far Eastern New Century Corp.	1,370,789	1,268

Far EasTone Telecommunications Co. Ltd.	643,345	1,503

Feng TAY Enterprise Co. Ltd.	130,440	938

First Financial Holding Co. Ltd.	4,157,943	2,924

Formosa Chemicals & Fibre Corp.	1,426,499	3,994

Formosa Petrochemical Corp.	497,487	1,578

Formosa Plastics Corp.	1,810,682	5,524

Formosa Taffeta Co. Ltd.	361,827	395

Foxconn Technology Co. Ltd.	346,131	724

Fubon Financial Holding Co. Ltd.	2,691,025	3,870

Giant Manufacturing Co. Ltd.	117,483	802

Globalwafers Co. Ltd.	86,000	876

Highwealth Construction Corp. *	346,490	558

Hiwin Technologies Corp.	90,947	797

Hon Hai Precision Industry Co. Ltd.	5,080,942	12,028

Hotai Motor Co. Ltd.	120,900	1,842

Hua Nan Financial Holdings Co. Ltd.	3,247,993	2,193

Innolux Corp.	3,574,900	763

Inventec Corp.	976,314	673

Largan Precision Co. Ltd.	40,835	5,902

Lite-On Technology Corp.	845,964	1,342

MediaTek, Inc.	613,334	7,312

Mega Financial Holding Co. Ltd.	4,414,543	4,096

Micro-Star International Co. Ltd.	266,000	778

Nan Ya Plastics Corp.	2,092,951	4,709

Nanya Technology Corp.	488,071	1,266

Nien Made Enterprise Co. Ltd.	62,000	544

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Taiwan – 11.2% – continued

Novatek Microelectronics Corp.	230,850	$1,325

Pegatron Corp.	783,594	1,364

Phison Electronics Corp.	65,608	585

Pou Chen Corp.	941,093	1,208

Powertech Technology, Inc.	288,568	811

President Chain Store Corp.	232,220	2,172

Quanta Computer, Inc.	1,096,576	2,006

Realtek Semiconductor Corp.	193,457	1,433

Ruentex Development Co. Ltd. *	227,757	305

Ruentex Industries Ltd. *	162,343	350

Shanghai Commercial & Savings Bank (The) Ltd.	1,253,000	2,099

Shin Kong Financial Holding Co. Ltd. *	4,540,863	1,374

SinoPac Financial Holdings Co. Ltd.	4,331,792	1,687

Standard Foods Corp.	192,355	386

Synnex Technology International Corp.	514,940	603

TaiMed Biologics, Inc. *	75,000	360

Taishin Financial Holding Co. Ltd.	3,883,365	1,734

Taiwan Business Bank	1,754,190	722

Taiwan Cement Corp.	2,007,004	2,565

Taiwan Cooperative Financial Holding Co. Ltd.	3,693,519	2,441

Taiwan High Speed Rail Corp.	854,000	972

Taiwan Mobile Co. Ltd.	668,076	2,410

Taiwan Semiconductor Manufacturing Co. Ltd.	10,047,749	88,515

Tatung Co. Ltd. *	832,000	456

Uni-President Enterprises Corp.	1,961,150	4,728

United Microelectronics Corp.	4,728,043	2,048

Vanguard International Semiconductor Corp.	356,000	719

Walsin Technology Corp.	122,000	686

Win Semiconductors Corp.	135,000	1,212

Winbond Electronics Corp.	1,154,000	664

Wistron Corp.	1,205,449	973

WPG Holdings Ltd.	639,290	788

Ya Hsin Industrial Co. Ltd. (3)*	121,548	—

Yageo Corp.	101,377	805

Yuanta Financial Holding Co. Ltd.	4,048,814	2,414

Zhen Ding Technology Holding Ltd.	222,850	797
		250,976

Thailand – 2.8%

Advanced Info Service PCL (Registered)	194,000	1,395

Advanced Info Service PCL NVDR	294,999	2,123

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Thailand – 2.8% – continued

Airports of Thailand PCL NVDR	1,739,200	$4,253

Bangkok Bank PCL (Registered)	90,100	519

Bangkok Bank PCL NVDR	100,300	569

Bangkok Dusit Medical Services PCL NVDR	3,787,700	2,998

Bangkok Expressway & Metro PCL NVDR	3,050,198	1,078

Banpu PCL (Registered)	233,500	90

Banpu PCL NVDR	1,465,320	565

Berli Jucker PCL NVDR	474,300	820

BTS Group Holdings PCL NVDR	2,776,700	1,217

Bumrungrad Hospital PCL NVDR	188,687	790

Central Pattana PCL NVDR	917,800	2,045

Charoen Pokphand Foods PCL NVDR	1,563,457	1,344

CP ALL PCL (Registered)	905,200	2,405

CP ALL PCL NVDR	1,468,736	3,903

Electricity Generating PCL NVDR	116,200	1,366

Energy Absolute PCL NVDR	664,400	1,046

Gulf Energy Development PCL NVDR	210,600	1,105

Home Product Center PCL NVDR	2,357,304	1,319

Indorama Ventures PCL NVDR	660,947	703

Intouch Holdings PCL NVDR	905,400	1,940

IRPC PCL (Registered)	1,860,900	224

IRPC PCL NVDR	3,118,381	374

Kasikornbank PCL (Registered)	191,500	983

Kasikornbank PCL NVDR	630,147	3,231

Krung Thai Bank PCL (Registered)	699,750	394

Krung Thai Bank PCL NVDR	840,893	473

Land & Houses PCL NVDR	3,347,700	1,051

Minor International PCL NVDR	1,115,330	1,370

Muangthai Capital PCL NVDR (Registered)	270,600	506

PTT Exploration & Production PCL (Registered)	242,500	959

PTT Exploration & Production PCL NVDR	322,643	1,281

PTT Global Chemical PCL (Registered)	189,814	334

PTT Global Chemical PCL NVDR	717,976	1,265

PTT PCL (Registered)	1,835,000	2,775

PTT PCL NVDR	2,808,400	4,242

Ratch Group PCL NVDR	311,900	729

Robinson PCL NVDR	220,700	460

Siam Cement (The) PCL (Registered)	51,000	680

Siam Cement (The) PCL NVDR	265,598	3,545

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

Thailand – 2.8% – continued

Siam Commercial Bank (The) PCL (Registered)	232,700	$898

Siam Commercial Bank (The) PCL NVDR	108,776	420

Thai Oil PCL (Registered)	97,800	223

Thai Oil PCL NVDR	379,095	865

Thai Union Group PCL NVDR	1,284,800	702

TMB Bank PCL NVDR	5,213,700	267

Total Access Communication PCL NVDR	314,600	593

True Corp. PCL NVDR	4,621,652	794
		63,231

Turkey – 0.6%

Akbank T.A.S. *	1,148,758	1,655

Anadolu Efes Biracilik Ve Malt Sanayii A.S.	88,373	342

Arcelik A.S. *	89,163	301

Aselsan Elektronik Sanayi Ve Ticaret A.S.	154,823	552

BIM Birlesik Magazalar A.S.	170,235	1,483

Eregli Demir ve Celik Fabrikalari T.A.S.	540,233	656

Ford Otomotiv Sanayi A.S.	32,483	342

Haci Omer Sabanci Holding A.S.	394,248	669

Is Gayrimenkul Yatirim Ortakligi A.S. (5)*	1	–

KOC Holding A.S.	299,187	1,003

TAV Havalimanlari Holding A.S.	77,700	325

Tupras Turkiye Petrol Rafinerileri A.S.	50,041	1,270

Turk Hava Yollari A.O. *	233,825	513

Turkcell Iletisim Hizmetleri A.S.	476,388	1,097

Turkiye Garanti Bankasi A.S. *	929,639	1,682

Turkiye Is Bankasi A.S., Class C *	674,906	750

Turkiye Sise ve Cam Fabrikalari A.S.	323,970	268
		12,908

United Arab Emirates – 0.7%

Abu Dhabi Commercial Bank PJSC	1,137,071	2,434

Aldar Properties PJSC	1,524,519	868

DP World PLC	65,108	911

Dubai Islamic Bank PJSC	699,628	1,000

Emaar Development PJSC	357,249	401

Emaar Malls PJSC	1,152,093	589

Emaar Properties PJSC	1,422,477	1,786

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.1% (1) – continued

United Arab Emirates – 0.7% – continued

Emirates Telecommunications Group Co. PJSC	699,843	$3,143

First Abu Dhabi Bank PJSC	1,106,096	4,531
		15,663

United States – 0.0%

Nexteer Automotive Group Ltd.	368,000	305
Total Common Stocks
(Cost $1,590,295)		2,110,847

PREFERRED STOCKS – 3.4% (1)

Brazil – 2.5%

Banco Bradesco S.A. *	1,642,092	13,421

Braskem S.A., Class A *	82,841	648

Centrais Eletricas Brasileiras S.A., Class B (6)	94,641	956

Cia Brasileira de Distribuicao *	63,042	1,214

Cia Energetica de Minas Gerais, 3.15% (6)	371,403	1,284

Gerdau S.A., 2.13% (6)	432,361	1,375

Itau Unibanco Holding S.A., 0.51% (6)	1,974,239	16,664

Itausa – Investimentos Itau S.A., 0.61% (6)	1,794,339	5,718

Lojas Americanas S.A. *	295,030	1,409

Petroleo Brasileiro S.A., 0.07% (6)	1,665,595	11,028

Petroleo Brasileiro S.A. ADR, 0.07% (6)	22,691	298

Telefonica Brasil S.A., 2.75% (6)	186,173	2,460
		56,475

Chile – 0.1%

Embotelladora Andina S.A., Class B, 2.92% (6)	161,843	541

Sociedad Quimica y Minera de Chile S.A., Class B, 4.47% (6)	45,632	1,256
		1,797

Colombia – 0.1%

Bancolombia S.A., 2.54% (6)	178,099	2,202

Bancolombia S.A. ADR, 2.63% (6)	2,352	116

Grupo Aval Acciones y Valores S.A., 4.62% (6)	1,731,785	650

Grupo de Inversiones Suramericana S.A., 1.87% (6)	52,179	445
		3,413

Russia – 0.1%

Surgutneftegas PJSC, 20.10% (6)	2,286,237	1,322

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.4% (1) – continued

Russia – 0.1% – continued

Surgutneftegas PJSC ADR, 20.45% (6)	48,281	$274

Transneft PJSC, 7.13% (6)	206	476
		2,072

South Korea – 0.6%

Amorepacific Corp., 1.60% (6)	4,352	267

Hyundai Motor Co. Ltd., 5.33% (6)	10,154	649

Hyundai Motor Co. Ltd. (2nd Preferred), 4.83% (6)	14,572	1,035

LG Chem Ltd., 3.55% (6)	3,239	454

LG Household & Health Care Ltd., 1.21% (6)	902	581

Samsung Electronics Co. Ltd., 3.59% (6)	334,993	11,009
		13,995
Total Preferred Stocks
(Cost $65,837)		77,752

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd., 8.00%, 8/28/22 (7)	$25	$–
Total Foreign Issuer Bonds
(Cost $–)		–

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Thailand – 0.0%

TMB Bank PCL NVDR *	3,609,263	$20
Total Rights
(Cost $–)		20

INVESTMENT COMPANIES – 1.9%

iShares Core MSCI Emerging Markets ETF	122,000	5,980

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.9% – continued

iShares MSCI Emerging Markets ETF	150,000	$6,131

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (8)(9)	29,860,993	29,861
Total Investment Companies
(Cost $41,811)		41,972

Total Investments – 99.4%
(Cost $1,697,943)		2,230,591

Other Assets less Liabilities – 0.6%		12,622
Net Assets – 100.0%		$2,243,213

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)

Restricted security that has been deemed illiquid. At September 30, 2019, the value of this restricted illiquid security amounted to approximately $14,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Cost and Value amounts round to less than one thousand.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Korean Won	1,070,822	United States Dollar	901	12/18/19	$ 6

BNY Mellon	Hong Kong Dollar	9,564	United States Dollar	1,220	12/18/19	(1)

Goldman Sachs	United States Dollar	135	Brazilian Real	557	12/18/19	(1)

Toronto-Dominion Bank	Indian Rupee	33,218	United States Dollar	456	12/18/19	(10)

Toronto-Dominion Bank	Taiwan Dollar	76,911	United States Dollar	2,482	12/18/19	(11)

Subtotal Depreciation						(23)

Total						$(17)

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
MSCI Emerging Markets Index (United States Dollar)	886	$44,384	Long	12/19	$(1,131)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	11.5%
Consumer Discretionary	13.0
Consumer Staples	6.8
Energy	7.6
Financials	25.2
Health Care	2.6
Industrials	5.4
Information Technology	15.0
Materials	7.3
Real Estate	2.8
Utilities	2.8

Total	100.0%

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Hong Kong Dollar	21.4%
Korean Won	12.1
Taiwan Dollar	11.4
United States Dollar	10.7
Indian Rupee	8.8
Brazilian Real	7.5
All other currencies less than 5%	28.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$4,338	$–	$–	$4,338
Brazil	108,608	–	–	108,608
Chile	19,004	–	–	19,004
China	170,554	442,255	–	612,809
Colombia	5,633	–	–	5,633
Egypt	693	2,697	–	3,390
Hong Kong	469	85,880	–	86,349
India	288	192,785	–	193,073
Mexico	54,605	–	–	54,605
Peru	8,278	–	–	8,278
Russia	2,276	82,071	–	84,347
South Korea	42	251,411	–	251,453
Taiwan	35,893	215,083	–	250,976
All Other Countries (1)	–	427,984	–	427,984
Total Common Stocks	410,681	1,700,166	–	2,110,847
Preferred Stocks:
Russia	274	1,798	–	2,072

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
South Korea	$–	$13,995	$–	$13,995
All Other Countries (1)	61,685	–	–	61,685
Total Preferred Stocks	61,959	15,793	–	77,752
Foreign Issuer Bonds (1)	–	– *	–	– *
Rights (1)	–	20	–	20
Investment Companies	41,972	–	–	41,972
Total Investments	$514,612	$1,715,979	$–	$2,230,591

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$6	$–	$ 6
Liabilities
Forward Foreign Currency Exchange Contracts	–	(23)	–	(23)
Futures Contracts	(1,131)	–	–	(1,131)
Total Other Financial Instruments	$(1,131)	$ (17)	$–	$(1,148)

(1)	Classifications as defined in the Schedule of Investments.

*	Amounts round to less than a thousand.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1)

Australia – 3.2%

Abacus Property Group	486,451	$1,288

Aventus Group	343,178	613

BGP Holdings PLC (2)*	6,535,576	–

BWP Trust	610,761	1,630

Cedar Woods Properties Ltd.	66,388	311

Centuria Industrial REIT	195,497	426

Charter Hall Education Trust	294,784	708

Charter Hall Long Wale REIT	350,760	1,358

Charter Hall Retail REIT	441,855	1,268

Dexus	1,289,863	10,392

GDI Property Group	571,749	587

GPT Group (The)	2,288,061	9,524

Growthpoint Properties Australia Ltd.	296,353	865

Mirvac Group	4,621,225	9,558

National Storage REIT	917,830	1,113

Scentre Group	6,280,808	16,676

Shopping Centres Australasia Property Group	1,098,564	1,936

Stockland	2,817,454	8,658

Vicinity Centres	3,790,635	6,580

Viva Energy REIT	597,775	1,150
		74,641

Austria – 0.3%

CA Immobilien Anlagen A.G.	75,319	2,671

IMMOFINANZ A.G. *	105,191	2,928

S IMMO A.G.	54,953	1,264
		6,863

Belgium – 0.7%

Aedifica S.A.	29,117	3,371

Befimmo S.A.	26,562	1,633

Cofinimmo S.A.	26,702	3,761

Intervest Offices & Warehouses N.V.	23,275	668

Montea C.V.A	12,748	1,080

Retail Estates N.V.	9,443	882

Warehouses De Pauw – C.V.A.	20,750	3,810
		15,205

Brazil – 0.4%

Aliansce Sonae Shopping Centers S.A.	96,375	912

BR Malls Participacoes S.A.	934,313	3,258

BR Properties S.A. *	143,752	407

Iguatemi Empresa de Shopping Centers S.A.	103,303	1,178

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Brazil – 0.4% – continued

LOG Commercial Properties e Participacoes S.A.	31,100	$182

Multiplan Empreendimentos Imobiliarios S.A. *	332,472	2,307
		8,244

Canada – 1.5%

Allied Properties Real Estate Investment Trust	63,004	2,548

Artis Real Estate Investment Trust	83,591	794

Boardwalk Real Estate Investment Trust	26,250	880

Canadian Apartment Properties REIT	92,494	3,803

Cominar Real Estate Investment Trust, Class U	103,706	1,031

Crombie Real Estate Investment Trust	50,782	606

CT Real Estate Investment Trust	59,789	678

Dream Global Real Estate Investment Trust	227,927	2,859

Dream Industrial Real Estate Investment Trust	69,682	696

Dream Office Real Estate Investment Trust	34,262	766

First Capital Realty, Inc.	205,758	3,428

Granite Real Estate Investment Trust	28,774	1,393

H&R Real Estate Investment Trust	166,672	2,910

InterRent Real Estate Investment Trust	67,853	838

Killam Apartment Real Estate Investment Trust	53,737	812

Morguard North American Residential Real Estate Investment Trust	23,978	359

Morguard Real Estate Investment Trust	28,542	253

Northview Apartment Real Estate Investment Trust	31,878	693

NorthWest Healthcare Properties Real Estate Investment Trust	75,745	673

RioCan Real Estate Investment Trust	177,330	3,531

SmartCentres Real Estate Investment Trust	85,005	2,085

Summit Industrial Income REIT	67,815	672

Tricon Capital Group, Inc.	209,414	1,606

WPT Industrial Real Estate Investment Trust	32,329	457
		34,371

Chile – 0.1%

Parque Arauco S.A.	690,842	1,971

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

China – 3.2%

Agile Group Holdings Ltd.	1,625,226	$1,986

Beijing Capital Land Ltd., Class H	1,084,000	359

Beijing North Star Co. Ltd., Class H	838,000	253

Central China Real Estate Ltd.	953,000	407

China Aoyuan Group Ltd.	1,427,000	1,620

China Evergrande Group	2,173,000	4,655

China Fortune Land Development Co. Ltd., Class A	159,000	603

China Logistics Property Holdings Co. Ltd. (3)*	959,000	378

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	348,300	931

China SCE Group Holdings Ltd.	2,154,000	996

China Vanke Co. Ltd., Class A	512,940	1,869

China Vanke Co. Ltd., Class H	1,772,341	6,205

CIFI Holdings Group Co. Ltd.	3,199,256	1,885

Country Garden Holdings Co. Ltd.	8,958,181	11,284

Dexin China Holdings Co. Ltd. *	777,000	322

Fantasia Holdings Group Co. Ltd. *	1,623,000	252

Financial Street Holdings Co. Ltd., Class A	141,200	153

Future Land Development Holdings Ltd. *	2,094,000	1,839

Gemdale Corp., Class A	239,600	389

Greenland Hong Kong Holdings Ltd.	989,000	340

Guangzhou R&F Properties Co. Ltd., Class H	1,206,202	1,827

Guorui Properties Ltd.	1,315,000	254

Jingrui Holdings Ltd.	577,000	186

Jinke Properties Group Co. Ltd., Class A	283,100	261

Kaisa Group Holdings Ltd. *	2,832,000	1,251

KWG Group Holdings Ltd. *	1,508,594	1,329

Logan Property Holdings Co. Ltd.	1,624,000	2,316

Longfor Group Holdings Ltd. (3)	2,110,500	7,914

Modern Land China Co. Ltd.	1,182,000	159

Poly Developments and Holdings Group Co. Ltd., Class A	627,800	1,264

Powerlong Real Estate Holdings Ltd.	1,630,000	1,158

Redco Group (3)	1,044,000	445

Redsun Properties Group Ltd.	788,000	248

RiseSun Real Estate Development Co. Ltd., Class A	232,300	271

Ronshine China Holdings Ltd. *	708,500	827

Seazen Holdings Co. Ltd., Class A	119,100	472

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

China – 3.2% – continued

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,309,451	$1,472

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	82,100	179

Shui On Land Ltd.	4,392,277	871

Sino-Ocean Group Holding Ltd.	3,537,000	1,202

Skyfame Realty Holdings Ltd.	2,684,000	373

SOHO China Ltd.	2,496,756	715

Sunac China Holdings Ltd.	2,884,050	11,664

Xinhu Zhongbao Co. Ltd., Class A	459,100	187

Yuzhou Properties Co. Ltd.	2,000,153	797

Zhejiang China Commodities City Group Co. Ltd., Class A	294,300	157
		74,525

Egypt – 0.1%

Heliopolis Housing	147,893	227

Medinet Nasr Housing *	852,344	238

Palm Hills Developments S.A.E. *	1,742,347	228

Six of October Development & Investment	255,318	243

Talaat Moustafa Group	1,105,285	699
		1,635

Finland – 0.0%

Citycon OYJ	82,175	862

France – 2.3%

Covivio	54,136	5,730

Gecina S.A.	54,068	8,496

ICADE	35,294	3,156

Klepierre S.A.	236,192	8,020

Mercialys S.A.	55,036	732

Nexity S.A.	49,959	2,380

Unibail-Rodamco-Westfield	163,373	23,817
		52,331

Germany – 3.6%

ADLER Real Estate A.G. *	53,036	668

ADO Properties S.A. (3)	33,319	1,373

alstria office REIT-A.G.	178,705	3,065

Aroundtown S.A.	1,075,375	8,795

Consus Real Estate A.G. *	53,754	375

Deutsche EuroShop A.G.	59,228	1,671

Deutsche Wohnen S.E.	421,743	15,401

DIC Asset A.G.	51,649	661

Front Yard Residential Corp.	59,801	691

Grand City Properties S.A.	136,826	3,078

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Germany – 3.6% – continued

Hamborner REIT A.G.	75,667	$790

LEG Immobilien A.G.	74,739	8,555

Sirius Real Estate Ltd.	1,084,039	1,010

TAG Immobilien A.G. *	156,549	3,572

TLG Immobilien A.G.	85,989	2,338

Vonovia S.E.	599,862	30,430
		82,473

Greece – 0.0%

LAMDA Development S.A. *	33,011	280

Hong Kong – 7.7%

C&D International Investment Group Ltd.	270,000	280

Champion REIT	2,427,846	1,571

China Jinmao Holdings Group Ltd.	6,170,000	3,555

China Merchants Land Ltd. *	1,486,000	205

China Overseas Grand Oceans Group Ltd.	1,795,500	817

China Overseas Land & Investment Ltd.	4,530,542	14,332

China Resources Land Ltd.	3,276,155	13,659

China South City Holdings Ltd.	5,116,000	608

China Vast Industrial Urban Development Co. Ltd. (3)	396,000	157

Chinese Estates Holdings Ltd.	565,000	404

CK Asset Holdings Ltd.	3,054,000	20,796

CSI Properties Ltd.	5,540,000	183

Far East Consortium International Ltd.	1,369,096	582

Gemdale Properties & Investment Corp. Ltd.	5,650,000	628

Glorious Property Holdings Ltd. *	3,089,100	126

Hang Lung Group Ltd.	1,051,000	2,625

Hang Lung Properties Ltd.	2,393,452	5,440

Henderson Land Development Co. Ltd.	1,717,555	8,008

HKC Holdings Ltd.	195,000	139

Hongkong Land Holdings Ltd.	1,379,218	7,771

Hysan Development Co. Ltd.	737,045	2,982

Jiayuan International Group Ltd.	1,356,915	566

K Wah International Holdings Ltd.	1,458,802	774

Kerry Properties Ltd.	777,099	2,405

Lai Sun Development Co. Ltd.	221,957	259

Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,012,000	279

Link REIT	2,490,800	27,345

LVGEM China Real Estate Investment Co. Ltd.	1,132,000	405

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Hong Kong – 7.7% – continued

Poly Property Group Co. Ltd.	2,359,000	$823

Prosperity REIT	1,489,000	551

Road King Infrastructure Ltd.	260,000	440

Shanghai Industrial Urban Development Group Ltd.	1,724,000	217

Shenzhen Investment Ltd.	3,474,182	1,286

Shimao Property Holdings Ltd.	1,366,369	3,969

Sino Land Co. Ltd.	3,632,475	5,483

Sun Hung Kai Properties Ltd.	1,881,925	27,207

Sunlight Real Estate Investment Trust	1,248,000	836

Swire Properties Ltd.	1,383,400	4,361

Top Spring International Holdings Ltd.	513,500	101

Wharf Holdings (The) Ltd.	1,444,317	3,162

Wharf Real Estate Investment Co. Ltd.	1,435,317	7,869

Yuexiu Property Co. Ltd.	8,265,442	1,800

Yuexiu Real Estate Investment Trust	1,853,000	1,188

Zhuguang Holdings Group Co. Ltd. *	1,714,000	234
		176,428

India – 0.1%

Godrej Properties Ltd. *	64,575	947

Indiabulls Real Estate Ltd. *	229,467	149

Oberoi Realty Ltd.	64,363	462

Phoenix Mills (The) Ltd.	63,193	623

Prestige Estates Projects Ltd.	132,095	540

Sunteck Realty Ltd.	60,461	346
		3,067

Indonesia – 0.2%

Ciputra Development Tbk PT	11,879,436	884

Lippo Karawaci Tbk PT *	32,984,310	549

Pakuwon Jati Tbk PT	19,812,340	930

PP Properti Tbk PT	18,363,800	128

Sentul City Tbk PT *	23,107,900	187

Summarecon Agung Tbk PT	10,179,100	829
		3,507

Ireland – 0.2%

Green REIT PLC	775,200	1,611

Hibernia REIT PLC	826,881	1,326

Irish Residential Properties REIT PLC	515,686	966
		3,903

Israel – 0.4%

ADO Group Ltd. *	13,961	383

AFI Properties Ltd. *	15,066	527

Amot Investments Ltd.	189,068	1,399

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Israel – 0.4% – continued

Bayside Land Corp.	1,252	$800

Blue Square Real Estate Ltd.	6,158	293

Industrial Buildings Corp. Ltd. *	178,655	411

Jerusalem Economy Ltd. *	258,830	1,147

Melisron Ltd.	20,989	1,356

Property & Building Corp. Ltd.	2,580	266

Reit 1 Ltd.	208,599	1,314

Summit Real Estate Holdings Ltd.	44,235	524
		8,420

Italy – 0.0%

Immobiliare Grande Distribuzione SIIQ S.p.A.	65,459	401

Japan – 11.7%

Activia Properties, Inc.	821	4,192

Advance Residence Investment Corp.	1,516	4,982

Aeon Mall Co. Ltd.	120,266	1,904

AEON REIT Investment Corp.	1,686	2,323

Comforia Residential REIT, Inc.	683	2,192

Daibiru Corp.	54,100	557

Daiwa House Industry Co. Ltd.	668,900	21,795

Daiwa House REIT Investment Corp.	2,206	6,203

Daiwa Office Investment Corp.	378	2,933

Frontier Real Estate Investment Corp.	529	2,253

Fukuoka REIT Corp.	791	1,344

Global One Real Estate Investment Corp.	1,134	1,532

GLP J-Reit	4,077	5,407

Goldcrest Co. Ltd.	19,000	373

Hankyu Hanshin REIT, Inc.	646	964

Heiwa Real Estate Co. Ltd.	39,400	886

Heiwa Real Estate REIT, Inc.	1,007	1,297

Hoshino Resorts REIT, Inc.	258	1,422

Hulic Co. Ltd.	358,040	3,676

Hulic Reit, Inc.	1,335	2,452

Ichigo Office REIT Investment	1,445	1,503

Ichigo, Inc.	296,200	1,199

Industrial & Infrastructure Fund Investment Corp.	1,891	2,715

Invesco Office J-Reit, Inc.	10,449	2,077

Invincible Investment Corp.	6,702	4,135

Japan Excellent, Inc.	1,393	2,274

Japan Hotel REIT Investment Corp.	5,282	3,938

Japan Logistics Fund, Inc.	1,018	2,518

Japan Prime Realty Investment Corp.	927	4,400

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Japan – 11.7% – continued

Japan Real Estate Investment Corp.	1,554	$10,421

Japan Rental Housing Investments, Inc.	1,945	1,791

Japan Retail Fund Investment Corp.	3,094	6,542

Katitas Co. Ltd.	27,400	1,126

Kenedix Office Investment Corp.	507	4,005

Kenedix Residential Next Investment Corp.	1,021	2,013

Kenedix Retail REIT Corp.	561	1,406

LaSalle Logiport REIT	1,521	2,178

Leopalace21 Corp. *	289,500	683

MCUBS MidCity Investment Corp.	1,850	2,032

Mirai Corp.	1,837	1,089

Mitsubishi Estate Co. Ltd.	1,396,780	27,046

Mitsubishi Estate Logistics REIT Investment Corp.	257	819

Mitsui Fudosan Co. Ltd.	1,054,062	26,233

Mitsui Fudosan Logistics Park, Inc.	405	1,688

Mori Hills REIT Investment Corp.	1,998	3,171

Mori Trust Hotel Reit, Inc.	381	505

Mori Trust Sogo reit, Inc.	1,173	2,103

Nippon Accommodations Fund, Inc.	516	3,212

Nippon Building Fund, Inc.	1,584	12,164

Nippon Prologis REIT, Inc.	2,351	6,438

NIPPON REIT Investment Corp.	533	2,226

Nomura Real Estate Holdings, Inc.	148,300	3,216

Nomura Real Estate Master Fund, Inc.	4,833	8,727

One REIT, Inc.	251	737

Orix JREIT, Inc.	3,098	6,764

Premier Investment Corp.	1,562	2,293

SAMTY Co. Ltd.	30,200	527

Samty Residential Investment Corp.	357	410

Sekisui House Reit, Inc.	4,787	4,291

Star Asia Investment Corp.	412	444

Sumitomo Realty & Development Co. Ltd.	393,925	15,056

Sun Frontier Fudousan Co. Ltd.	34,100	407

Takara Leben Co. Ltd.	94,900	368

TOC Co. Ltd.	49,000	374

Tokyo Tatemono Co. Ltd.	228,900	3,230

Tokyu REIT, Inc.	1,042	1,982

Tosei Corp.	37,000	439

United Urban Investment Corp.	3,428	6,565

Unizo Holdings Co. Ltd. *	30,100	1,341
		269,508

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Malaysia – 0.2%

Eastern & Oriental Bhd.	716,058	$113

Eco World Development Group Bhd.*	1,077,900	168

Eco World International Bhd. *	742,800	115

IGB Real Estate Investment Trust	2,055,800	1,002

Mah Sing Group Bhd.	1,290,100	231

Matrix Concepts Holdings Bhd.	489,600	221

Pavilion Real Estate Investment Trust	732,600	317

Sime Darby Property Bhd.	2,742,500	551

SP Setia Bhd. Group	1,902,269	618

Sunway Real Estate Investment Trust	1,707,800	784

UEM Sunrise Bhd. *	1,638,000	261

UOA Development Bhd.	662,300	317

YTL Hospitality REIT	654,000	209
		4,907

Mexico – 0.5%

Concentradora Fibra Danhos S.A. de C.V.	334,453	468

Concentradora Fibra Hotelera Mexicana S.A. de C.V. (3)	933,869	442

Corp. Inmobiliaria Vesta S.A.B. de C.V.	680,900	1,045

Fibra Uno Administracion S.A. de C.V.	3,682,709	5,395

Macquarie Mexico Real Estate Management S.A. de C.V. (3)	904,989	1,142

PLA Administradora Industrial S. de R.L. de C.V.	943,600	1,451

Prologis Property Mexico S.A. de C.V.	410,200	856
		10,799

Netherlands – 0.2%

Brack Capital Properties N.V. *	3,232	372

Eurocommercial Properties N.V. – CVA	49,584	1,381

NSI N.V.	21,532	931

Vastned Retail N.V.	14,007	418

Wereldhave N.V.	40,431	900
		4,002

New Zealand – 0.3%

Argosy Property Ltd.	959,369	881

Goodman Property Trust	1,238,770	1,719

Kiwi Property Group Ltd.	1,672,971	1,750

Precinct Properties New Zealand Ltd.	1,316,913	1,538
		5,888

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Norway – 0.1%

Entra ASA (3)	174,387	$2,735

Selvaag Bolig ASA	49,303	280
		3,015

Philippines – 0.9%

Altus San Nicolas Corp. *	45,757	5

Ayala Land, Inc.	8,724,381	8,328

DoubleDragon Properties Corp. *	800,200	315

Filinvest Land, Inc.	10,907,989	331

Megaworld Corp.	13,467,001	1,136

Robinsons Land Corp.	2,429,096	1,148

SM Prime Holdings, Inc.	11,970,153	8,595

Vista Land & Lifescapes, Inc.	4,494,200	668
		20,526

Qatar – 0.1%

Barwa Real Estate Co.	2,225,884	2,047

United Development Co. QSC	2,010,237	734
		2,781

Romania – 0.2%

NEPI Rockcastle PLC	450,662	3,951

Russia – 0.0%

LSR Group PJSC GDR (Registered)	240,757	523

Saudi Arabia – 0.2%

Arriyadh Development Co.	102,064	410

Dar Al Arkan Real Estate Development Co. *	619,688	1,974

Emaar Economic City *	448,625	1,187

Saudi Real Estate Co. *	98,766	320
		3,891

Singapore – 2.7%

Ascendas Hospitality Trust	795,000	627

Ascendas Real Estate Investment Trust	2,945,653	6,655

Ascott Residence Trust	1,389,860	1,327

Cache Logistics Trust	1,142,500	612

CapitaLand Commercial Trust	3,107,871	4,651

CapitaLand Mall Trust	3,055,815	5,818

CapitaLand Retail China Trust	862,324	956

CDL Hospitality Trusts	943,492	1,120

Chip Eng Seng Corp. Ltd.	416,200	188

City Developments Ltd.	540,200	3,850

ESR-REIT	2,219,130	851

Far East Hospitality Trust	881,703	440

First Real Estate Investment Trust	629,351	461

Frasers Centrepoint Trust	849,912	1,687

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Singapore – 2.7% – continued

Frasers Commercial Trust	797,659	$929

Frasers Hospitality Trust	893,200	462

Frasers Logistics & Industrial Trust	2,008,300	1,802

GuocoLand Ltd.	351,000	511

Keppel DC REIT	1,190,800	1,646

Keppel REIT	2,225,420	2,029

Lippo Malls Indonesia Retail Trust	2,233,000	372

Manulife U.S. Real Estate Investment Trust	1,561,600	1,390

Mapletree Commercial Trust	2,227,502	3,691

Mapletree Industrial Trust	1,660,636	2,920

Mapletree Logistics Trust	3,008,814	3,530

Mapletree North Asia Commercial Trust	2,612,100	2,499

OUE Ltd.	345,500	365

Oxley Holdings Ltd.	977,700	223

Parkway Life Real Estate Investment Trust	456,900	1,036

Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	937,000	308

Soilbuild Business Space REIT	1,045,480	405

SPH REIT	902,200	712

Starhill Global REIT	1,687,200	909

Suntec Real Estate Investment Trust	2,293,991	3,152

UOL Group Ltd.	551,897	2,996

Yanlord Land Group Ltd.	694,000	588
		61,718

South Africa – 0.6%

Attacq Ltd.	690,288	562

Emira Property Fund Ltd.	470,635	383

Equites Property Fund Ltd.	491,553	666

Growthpoint Properties Ltd.	3,522,544	5,374

Hyprop Investments Ltd.	306,506	1,253

Redefine Properties Ltd.	6,451,658	3,340

Resilient REIT Ltd.	354,781	1,518

SA Corporate Real Estate Ltd.	2,311,836	485

Vukile Property Fund Ltd.	913,855	1,147
		14,728

South Korea – 0.0%

Dongwon Development Co. Ltd.	44,454	163

SK D&D Co. Ltd.	8,610	199
		362

Spain – 0.5%

Aedas Homes S.A.U. (3)*	24,733	568

Inmobiliaria Colonial Socimi S.A.	300,568	3,626

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Spain – 0.5% – continued

Lar Espana Real Estate Socimi S.A.	98,633	$829

Merlin Properties Socimi S.A.	416,638	5,821

Metrovacesa S.A. (3)*	53,667	517
		11,361

Sweden – 1.4%

Castellum AB	306,953	6,573

Dios Fastigheter AB	103,338	902

Fabege AB	313,075	5,158

Fastighets AB Balder, Class B *	119,786	4,536

Hembla AB *	44,814	981

Hemfosa Fastigheter AB	198,750	2,013

Hufvudstaden AB, Class A	132,389	2,396

Klovern AB, Class B	535,478	999

Kungsleden AB	220,803	2,005

Nyfosa AB *	199,381	1,357

Sagax AB, Class D	104,800	401

Wallenstam AB, Class B	193,006	2,188

Wihlborgs Fastigheter AB	162,958	2,648
		32,157

Switzerland – 0.9%

Allreal Holding A.G. (Registered) *	16,862	3,243

Intershop Holding A.G.	1,389	750

Mobimo Holding A.G. (Registered) *	7,874	2,225

PSP Swiss Property A.G. (Registered)	48,916	6,210

Swiss Prime Site A.G. (Registered) *	89,892	8,802
		21,230

Taiwan – 0.2%

Cathay Real Estate Development Co. Ltd.	615,000	406

Chong Hong Construction Co. Ltd.	207,000	530

Farglory Land Development Co. Ltd.	335,000	395

Highwealth Construction Corp. *	979,000	1,576

Huaku Development Co. Ltd.	276,000	712

Hung Sheng Construction Ltd. *	697,200	447

Kindom Development Co. Ltd.	356,000	315

Prince Housing & Development Corp.	1,235,000	438

Radium Life Tech Co. Ltd.	750,420	284

Shining Building Business Co. Ltd. *	414,197	148
		5,251

Thailand – 0.7%

Amata Corp. PCL NVDR	947,800	775

Ananda Development PCL NVDR	1,655,600	169

AP Thailand PCL (Registered)	441,405	97

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

Thailand – 0.7% – continued

AP Thailand PCL NVDR	2,343,004	$517

Central Pattana PCL (Registered)	825,726	1,836

Central Pattana PCL NVDR	1,834,098	4,086

Land & Houses PCL NVDR	9,938,300	3,121

LPN Development PCL (Registered)	8,475	2

LPN Development PCL NVDR	1,508,401	278

Origin Property PCL NVDR	870,000	222

Platinum Group (The) PCL NVDR	1,015,800	173

Pruksa Holding PCL NVDR	620,300	339

Quality Houses PCL NVDR	9,333,800	806

Sansiri PCL NVDR	14,947,366	587

SC Asset Corp. PCL (Registered)	747,984	63

SC Asset Corp. PCL NVDR	966,724	81

Siam Future Development PCL NVDR	1,399,032	268

Singha Estate PCL NVDR	3,550,100	356

Supalai PCL (Registered)	280,445	165

Supalai PCL NVDR	1,585,800	934

U City PCL NVDR *	3,966,400	265

Univentures PCL NVDR	727,400	145

WHA Corp. PCL NVDR	10,328,300	1,608
		16,893

United Arab Emirates – 0.2%

Aldar Properties PJSC	4,486,036	2,553

Deyaar Development PJSC *	1,760,335	157

Emaar Development PJSC	927,877	1,040

Emaar Malls PJSC	3,025,641	1,548

Eshraq Properties Co. PJSC *	1,369,341	148

RAK Properties PJSC *	1,168,057	144
		5,590

United Kingdom – 3.5%

Assura PLC	2,846,443	2,495

Big Yellow Group PLC	187,760	2,399

British Land (The) Co. PLC	1,063,565	7,652

Capital & Counties Properties PLC	859,389	2,485

Civitas Social Housing PLC	724,058	771

Custodian Reit PLC	459,886	665

Derwent London PLC	125,381	5,197

Empiric Student Property PLC	721,919	828

GCP Student Living PLC	479,096	1,007

Grainger PLC	718,728	2,175

Great Portland Estates PLC	287,304	2,650

Hammerson PLC	906,251	3,160

Hansteen Holdings PLC	508,676	578

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

United Kingdom – 3.5% – continued

Helical PLC	128,574	$616

Intu Properties PLC	1,075,539	586

Land Securities Group PLC	832,884	8,770

LondonMetric Property PLC	946,841	2,532

LXI REIT PLC	607,586	973

NewRiver REIT PLC	359,624	860

Picton Property Income (The) Ltd.	618,936	668

Primary Health Properties PLC	1,336,054	2,179

RDI REIT PLC	335,518	450

Regional REIT Ltd. (3)	445,058	564

Safestore Holdings PLC	249,306	2,049

Schroder Real Estate Investment Trust Ltd.	608,343	415

Segro PLC	1,291,200	12,872

Shaftesbury PLC	181,992	2,033

St. Modwen Properties PLC	232,366	1,241

Standard Life Investment Property Income Trust Ltd.	487,606	530

Tritax Big Box REIT PLC	2,023,660	3,722

UNITE Group (The) PLC	312,645	4,198

Watkin Jones PLC	174,931	484

Workspace Group PLC	160,541	1,900
		79,704

United States – 49.7%

Acadia Realty Trust	97,136	2,776

Agree Realty Corp.	45,479	3,327

Alexander’s, Inc.	2,669	930

Alexandria Real Estate Equities, Inc.	133,360	20,543

American Assets Trust, Inc.	57,997	2,711

American Campus Communities, Inc.	162,196	7,798

American Finance Trust, Inc.	125,767	1,756

American Homes 4 Rent, Class A	317,984	8,233

Apartment Investment & Management Co., Class A	175,876	9,170

Apple Hospitality REIT, Inc.	251,821	4,175

Ashford Hospitality Trust, Inc.	116,950	387

AvalonBay Communities, Inc.	164,555	35,434

Boston Properties, Inc.	182,456	23,657

Braemar Hotels & Resorts, Inc.	32,981	310

Brandywine Realty Trust	206,774	3,133

Brixmor Property Group, Inc.	352,457	7,151

Camden Property Trust	114,130	12,670

CareTrust REIT, Inc.	112,102	2,635

Cedar Realty Trust, Inc.	105,976	318

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

United States – 49.7% – continued

Chatham Lodging Trust	54,813	$995

Colony Capital, Inc.	542,202	3,264

Columbia Property Trust, Inc.	138,510	2,929

Community Healthcare Trust, Inc.	21,081	939

CorePoint Lodging, Inc.	49,035	496

CoreSite Realty Corp.	43,610	5,314

Corporate Office Properties Trust	132,455	3,944

Cousins Properties, Inc.	171,803	6,458

CubeSmart	222,581	7,768

CyrusOne, Inc.	133,654	10,572

DiamondRock Hospitality Co.	239,370	2,454

Digital Realty Trust, Inc.	245,937	31,925

Douglas Emmett, Inc.	191,195	8,189

Duke Realty Corp.	424,429	14,418

Easterly Government Properties, Inc.	79,899	1,702

EastGroup Properties, Inc.	43,471	5,435

Empire State Realty Trust, Inc., Class A	175,612	2,506

Equinix, Inc.	99,269	57,258

Equity Commonwealth	144,212	4,939

Equity Commonwealth – (Fractional Shares) (2)*	75,000	–

Equity LifeStyle Properties, Inc.	100,847	13,473

Equity Residential	437,343	37,725

Essex Property Trust, Inc.	77,588	25,344

Extra Space Storage, Inc.	150,450	17,576

Federal Realty Investment Trust	88,493	12,047

First Industrial Realty Trust, Inc.	149,685	5,922

Four Corners Property Trust, Inc.	81,135	2,294

Franklin Street Properties Corp.	124,377	1,052

FRP Holdings, Inc. *	8,321	400

Getty Realty Corp.	40,443	1,297

Gladstone Commercial Corp.	36,387	855

Global Net Lease, Inc.	99,892	1,948

HCP, Inc.	564,424	20,110

Healthcare Realty Trust, Inc.	152,839	5,120

Healthcare Trust of America, Inc., Class A	242,286	7,118

Hersha Hospitality Trust	43,194	643

Highwoods Properties, Inc.	122,704	5,514

Host Hotels & Resorts, Inc.	875,487	15,137

Howard Hughes (The) Corp. *	48,454	6,280

Hudson Pacific Properties, Inc.	182,569	6,109

Independence Realty Trust, Inc.	106,959	1,531

Industrial Logistics Properties Trust	76,113	1,617

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

United States – 49.7% – continued

Innovative Industrial Properties, Inc.	12,896	$1,191

Investors Real Estate Trust	13,837	1,033

Invitation Homes, Inc.	571,483	16,922

Iron Mountain, Inc.	338,861	10,976

JBG SMITH Properties	150,667	5,908

Kennedy-Wilson Holdings, Inc.	152,240	3,337

Kilroy Realty Corp.	119,341	9,295

Kimco Realty Corp.	498,807	10,415

Kite Realty Group Trust	100,374	1,621

Lexington Realty Trust	250,309	2,566

Liberty Property Trust	184,582	9,475

Life Storage, Inc.	55,115	5,810

LTC Properties, Inc.	46,620	2,388

Macerich (The) Co.	133,711	4,224

Mack-Cali Realty Corp.	107,198	2,322

Medical Properties Trust, Inc.	519,264	10,157

Mid-America Apartment Communities, Inc.	134,583	17,497

Monmouth Real Estate Investment Corp.	105,258	1,517

National Health Investors, Inc.	51,124	4,212

National Retail Properties, Inc.	192,082	10,833

National Storage Affiliates Trust	66,678	2,225

New Senior Investment Group, Inc.	96,302	643

NexPoint Residential Trust, Inc.	22,327	1,044

Office Properties Income Trust	57,039	1,748

Omega Healthcare Investors, Inc.	253,324	10,586

One Liberty Properties, Inc.	17,101	471

Paramount Group, Inc.	220,152	2,939

Park Hotels & Resorts, Inc.	283,064	7,068

Pebblebrook Hotel Trust	154,579	4,300

Pennsylvania Real Estate Investment Trust	86,397	494

Physicians Realty Trust	219,299	3,893

Piedmont Office Realty Trust, Inc., Class A	149,001	3,111

Preferred Apartment Communities, Inc., Class A	50,382	728

Prologis, Inc.	744,766	63,469

PS Business Parks, Inc.	24,308	4,423

Public Storage	185,433	45,481

QTS Realty Trust, Inc., Class A	65,504	3,368

Realty Income Corp.	373,623	28,649

Regency Centers Corp.	197,351	13,714

Retail Opportunity Investments Corp.	136,218	2,483

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.8% (1) – continued

United States – 49.7% – continued

Retail Properties of America, Inc., Class A	253,496	$3,123

Retail Value, Inc.	17,966	665

Rexford Industrial Realty, Inc.	122,913	5,411

RLJ Lodging Trust	203,893	3,464

RPT Realty	94,600	1,282

Ryman Hospitality Properties, Inc.	57,784	4,727

Sabra Health Care REIT, Inc.	212,278	4,874

Saul Centers, Inc.	15,841	863

Senior Housing Properties Trust	281,130	2,602

Seritage Growth Properties, Class A	39,790	1,691

Service Properties Trust	194,512	5,016

Simon Property Group, Inc.	364,859	56,790

SITE Centers Corp.	171,188	2,587

SL Green Realty Corp.	99,666	8,148

Spirit MTA REIT	50,722	428

Spirit Realty Capital, Inc.	116,803	5,590

STAG Industrial, Inc.	148,888	4,389

STORE Capital Corp.	241,256	9,025

Summit Hotel Properties, Inc.	125,410	1,455

Sun Communities, Inc.	107,016	15,887

Sunstone Hotel Investors, Inc.	270,825	3,721

Tanger Factory Outlet Centers, Inc.	111,863	1,732

Taubman Centers, Inc.	71,678	2,927

Terreno Realty Corp.	74,734	3,818

UDR, Inc.	332,745	16,131

UMH Properties, Inc.	41,997	591

Universal Health Realty Income Trust	15,389	1,582

Urban Edge Properties	141,270	2,796

Urstadt Biddle Properties, Inc., Class A	34,748	824

Ventas, Inc.	423,172	30,904

VEREIT, Inc.	1,246,028	12,186

Vornado Realty Trust	202,830	12,914

Washington Prime Group, Inc.	217,427	900

Washington Real Estate Investment Trust	95,028	2,600

Weingarten Realty Investors	144,983	4,223

Welltower, Inc.	478,090	43,339

Whitestone REIT	42,145	580

WP Carey, Inc.	201,143	18,002

Xenia Hotels & Resorts, Inc.	133,416	2,818
		1,140,872
Total Common Stocks
(Cost $1,719,443)		2,268,784

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Singapore – 0.0%

Chip Eng Seng Corp. Ltd. (4)*	104,050	$–

ESR-REIT *	64,354	1

Keppel DC REIT *	125,034	18

Manulife U.S. Real Estate Investment Trust *	81,203	3
		22
Total Rights
(Cost $–)		22

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (5)(6)	13,923,435	13,923
Total Investment Companies
(Cost $13,923)		13,923

Total Investments – 99.4%
(Cost $1,733,366)		2,282,729

Other Assets less Liabilities – 0.6%		14,825
Net Assets – 100.0%		$2,297,554

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Value rounds to less than one thousand.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CVA – Credit Valuation Adjustment

GDR – Global Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

BNY Mellon	United States Dollar	981	Hong Kong Dollar	7,691	12/18/19	$1
Goldman Sachs	Euro	150	United States Dollar	165	12/18/19	1

Subtotal Appreciation						2

Citibank	British Pound	82	United States Dollar	101	12/18/19	–*
Goldman Sachs	United States Dollar	936	Japanese Yen	100,253	12/18/19	(4)
JPMorgan Chase	United States Dollar	1	Singapore Dollar	1	12/18/19	–*
Morgan Stanley	United States Dollar	689	Australian Dollar	1,002	12/18/19	(12)
Morgan Stanley	United States Dollar	173	Swiss Franc	171	12/18/19	(1)
Toronto-Dominion Bank	Japanese Yen	86,096	United States Dollar	800	12/18/19	(1)
Toronto-Dominion Bank	United States Dollar	37	Canadian Dollar	48	12/18/19	–*
Toronto-Dominion Bank	United States Dollar	101	Swedish Krona	975	12/18/19	(2)

Subtotal Depreciation						(20)

Total						$(18)

*	Amount rounds to less than one thousand.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500 (United States Dollar)	112	$16,680	Long	12/19	$(53)

E-Mini S&P MidCap 400 (United States Dollar)	19	3,682	Long	12/19	(22)

MSCI EAFE Index (United States Dollar)	33	3,132	Long	12/19	(3)

MSCI Emerging Markets Index (United States Dollar)	86	4,308	Long	12/19	(80)

S&P/TSX 60 Index (Canadian Dollar)	14	2,105	Long	12/19	18

Total					$(140)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Retail REITs	14.9%
Residential REITs	11.1
Office REITs	10.8
Diversified REITs	9.8
Real Estate Operating Companies	9.8
Specialized REITs	9.2
Real Estate Development	8.2
Diversified Real Estate Activities	8.2
Industrial REITs	7.7
Health Care REITs	7.1
Other Industries less than 5%	3.2

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	50.7%
Japanese Yen	11.9
Hong Kong Dollar	10.4
Euro	7.7
All other currencies less than 5%	19.3

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$8,244	$–	$–	$8,244

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Canada	$34,371	$–	$–	$34,371
Chile	1,971	–	–	1,971
Egypt	1,180	455	–	1,635
Germany	691	81,782	–	82,473
Mexico	10,799	–	–	10,799
Taiwan	3,280	1,971	–	5,251
United States	1,140,872	–	–	1,140,872
All Other Countries (1)	–	983,168	–	983,168
Total Common Stocks	1,201,408	1,067,376	–	2,268,784
Rights	–	22	–	22
Investment Companies	13,923	–	–	13,923
Total Investments	$1,215,331	$1,067,398	$–	$2,282,729

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$2	$–	$2
Futures Contracts	18	–	–	18
Liabilities
Forward Foreign Currency Exchange Contracts	–	(20)	–	(20)
Futures Contracts	(158)	–	–	(158)
Total Other Financial Instruments	$(140)	$(18)	$–	$(158)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1)

Argentina – 0.1%

MercadoLibre, Inc. *	1,574	$868

Australia – 3.2%

AMP Ltd.	108,934	134

APA Group	40,630	315

ASX Ltd.	6,689	367

Aurizon Holdings Ltd.	71,507	285

AusNet Services	62,807	77

Australia & New Zealand Banking Group Ltd.	99,821	1,929

Bendigo & Adelaide Bank Ltd.	16,356	127

BlueScope Steel Ltd.	19,342	157

Boral Ltd.	42,277	139

Brambles Ltd.	57,984	447

Coca-Cola Amatil Ltd.	16,630	120

Cochlear Ltd.	2,037	287

Coles Group Ltd.	40,347	420

Commonwealth Bank of Australia	62,302	3,409

Computershare Ltd.	16,439	180

CSL Ltd.	15,954	2,521

Dexus	38,840	313

Fortescue Metals Group Ltd.	49,285	296

Goodman Group	56,233	538

GPT Group (The)	62,831	261

Harvey Norman Holdings Ltd.	19,369	59

Insurance Australia Group Ltd.	79,398	424

Lendlease Group	20,343	241

Macquarie Group Ltd.	11,418	1,012

Mirvac Group	142,103	294

National Australia Bank Ltd.	99,387	2,000

Newcrest Mining Ltd.	26,538	619

Orica Ltd.	13,844	211

Origin Energy Ltd.	61,432	332

Ramsay Health Care Ltd.	5,948	261

SEEK Ltd.	11,193	162

Stockland	81,408	250

Sydney Airport	37,484	203

Telstra Corp. Ltd.	143,333	340

Transurban Group	94,515	938

Wesfarmers Ltd.	40,023	1,077

Westpac Banking Corp.	121,395	2,431

Woodside Petroleum Ltd.	32,507	714

WorleyParsons Ltd.	11,424	101
		23,991

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Austria – 0.1%

ANDRITZ A.G.	2,577	$105

OMV A.G.	5,143	276

voestalpine A.G.	4,177	96
		477

Belgium – 0.2%

Colruyt S.A.	1,956	107

KBC Group N.V.	8,585	559

Solvay S.A., Class A	2,513	260

UCB S.A.	4,348	316

Umicore S.A.	7,494	283
		1,525

Canada – 3.8%

Agnico Eagle Mines Ltd.	8,171	438

Alimentation Couche-Tard, Inc., Class B	30,924	948

AltaGas Ltd.	9,733	143

Aurora Cannabis, Inc. *	23,864	105

Bank of Montreal	22,508	1,658

Bank of Nova Scotia (The)	43,034	2,444

BlackBerry Ltd. *	17,408	91

CAE, Inc.	9,246	235

Canadian Imperial Bank of Commerce	15,687	1,294

Canadian National Railway Co.	25,404	2,281

Canadian Tire Corp. Ltd., Class A	2,010	225

Canopy Growth Corp. *	7,323	168

Cenovus Energy, Inc.	35,797	336

CGI, Inc. *	8,537	675

Cronos Group, Inc. *	6,483	59

Empire Co. Ltd., Class A	6,330	171

Enbridge, Inc.	71,256	2,501

Encana Corp.	42,376	194

First Capital Realty, Inc.	5,580	93

Fortis, Inc.	15,018	635

Franco-Nevada Corp.	6,458	588

Gildan Activewear, Inc.	7,286	259

Loblaw Cos. Ltd.	6,507	371

Lululemon Athletica, Inc. *	3,956	762

Lundin Mining Corp.	23,880	112

Magna International, Inc.	11,078	590

Metro, Inc.	9,282	409

Nutrien Ltd.	21,026	1,047

Open Text Corp.	9,277	378

PrairieSky Royalty Ltd.	7,930	111

Rogers Communications, Inc., Class B	12,564	612

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Canada – 3.8% – continued

Shopify, Inc., Class A *	3,441	$1,071

Sun Life Financial, Inc.	20,992	939

Suncor Energy, Inc.	55,345	1,746

Teck Resources Ltd., Class B	17,498	284

TELUS Corp.	7,040	250

Toronto-Dominion Bank (The)	64,346	3,752

Vermilion Energy, Inc.	5,086	85

West Fraser Timber Co. Ltd.	1,900	76

Wheaton Precious Metals Corp.	15,385	403

WSP Global, Inc.	3,649	213
		28,752

Denmark – 0.9%

Chr Hansen Holding A/S	3,754	319

Coloplast A/S, Class B	4,089	493

Demant A/S *	3,780	97

Genmab A/S *	2,285	464

H Lundbeck A/S	2,236	74

ISS A/S	5,884	146

Novo Nordisk A/S, Class B	62,278	3,216

Novozymes A/S, Class B	7,553	317

Orsted A/S (2)	6,526	606

Pandora A/S	3,809	153

Tryg A/S	4,425	127

Vestas Wind Systems A/S	6,826	530
		6,542

Finland – 0.3%

Metso OYJ	3,650	136

Neste OYJ	15,065	498

Nokian Renkaat OYJ	4,251	120

Orion OYJ, Class B	3,484	130

Stora Enso OYJ (Registered)	19,779	239

UPM-Kymmene OYJ	19,374	573

Wartsila OYJ Abp	15,681	176
		1,872

France – 3.3%

Accor S.A.	6,475	270

Air Liquide S.A.	15,127	2,155

Atos S.E.	3,412	241

AXA S.A.	68,315	1,746

Bouygues S.A.	7,644	306

Carrefour S.A.	20,888	366

Casino Guichard Perrachon S.A.	1,602	76

Cie de Saint-Gobain	17,005	668

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

France – 3.3% – continued

Cie Generale des Etablissements Michelin S.C.A.	5,931	$663

CNP Assurances	5,963	115

Credit Agricole S.A.	41,556	505

Danone S.A.	21,747	1,915

Eiffage S.A.	2,695	280

EssilorLuxottica S.A. (Euronext Paris Exchange)	9,991	1,441

Eurazeo S.E.	1,422	106

Gecina S.A.	1,556	244

Getlink S.E.	15,086	227

Imerys S.A.	1,431	58

Ingenico Group S.A.	2,158	211

JCDecaux S.A.	2,592	70

Kering S.A.	2,671	1,364

L’Oreal S.A.	8,898	2,493

Natixis S.A.	34,401	143

Orange S.A.	70,421	1,105

Schneider Electric S.E. (Euronext Paris Exchange)	19,378	1,699

SES S.A.	13,041	238

Societe BIC S.A.	800	54

Teleperformance	2,056	446

TOTAL S.A.	84,128	4,380

Unibail-Rodamco-Westfield	4,785	698

Valeo S.A.	8,590	279

Wendel S.A.	934	129
		24,691

Germany – 3.3%

adidas A.G.	6,353	1,977

Allianz S.E. (Registered)	14,939	3,484

BASF S.E.	32,343	2,263

Bayerische Motoren Werke A.G.	11,544	812

Beiersdorf A.G.	3,469	409

Commerzbank A.G.	34,945	203

Deutsche Boerse A.G.	6,707	1,048

Deutsche Post A.G. (Registered)	34,950	1,167

Deutsche Wohnen S.E.	12,714	464

E.ON S.E.	76,549	744

Fraport A.G. Frankfurt Airport Services Worldwide	1,562	133

HeidelbergCement A.G.	5,099	369

Henkel A.G. & Co. KGaA	3,585	328

Infineon Technologies A.G.	43,208	777

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Germany – 3.3% – continued

Merck KGaA	4,436	$500

METRO A.G.	6,944	110

MTU Aero Engines A.G.	1,883	500

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,145	1,331

RWE A.G.	19,636	614

SAP S.E.	34,583	4,066

Siemens A.G. (Registered)	26,931	2,886

Symrise A.G.	4,580	445

Telefonica Deutschland Holding A.G.	31,592	88
		24,718

Hong Kong – 0.8%

ASM Pacific Technology Ltd.	10,900	134

BOC Hong Kong Holdings Ltd.	127,000	433

CLP Holdings Ltd.	56,306	590

Hang Seng Bank Ltd.	26,478	573

HKT Trust & HKT Ltd.	135,000	215

Hong Kong & China Gas Co. Ltd.	352,354	684

Hong Kong Exchanges & Clearing Ltd.	42,115	1,243

Hysan Development Co. Ltd.	24,000	97

MTR Corp. Ltd.	54,626	305

PCCW Ltd.	150,000	84

Shangri-La Asia Ltd.	44,000	45

Sun Hung Kai Properties Ltd.	56,500	817

Swire Pacific Ltd., Class A	18,000	168

Swire Properties Ltd.	39,278	124

Techtronic Industries Co. Ltd.	47,500	333
		5,845

Ireland – 1.1%

Accenture PLC, Class A	22,405	4,310

Allegion PLC	3,254	337

Aptiv PLC	9,166	801

CRH PLC	28,549	980

DCC PLC	3,365	293

Jazz Pharmaceuticals PLC *	2,057	264

Kerry Group PLC, Class A	5,483	644

Kingspan Group PLC	5,453	267

Perrigo Co. PLC	4,588	256
		8,152

Israel – 0.1%

Bank Hapoalim B.M. *	40,808	322

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Israel – 0.1% – continued

Bank Leumi Le-Israel B.M.	51,717	$368

Mizrahi Tefahot Bank Ltd.	5,358	133
		823

Italy – 0.3%

Assicurazioni Generali S.p.A.	38,439	746

Intesa Sanpaolo S.p.A.	525,449	1,247

Snam S.p.A.	71,963	364

Tenaris S.A.	15,965	169
		2,526

Japan – 7.8%

Aeon Co. Ltd.	23,700	436

AEON Financial Service Co. Ltd.	3,990	60

AGC, Inc.	6,300	197

Ajinomoto Co., Inc.	15,600	295

ANA Holdings, Inc.	4,100	138

Asahi Kasei Corp.	43,300	429

Astellas Pharma, Inc.	65,600	938

Benesse Holdings, Inc.	2,400	63

Bridgestone Corp.	20,200	785

Casio Computer Co. Ltd.	7,700	119

Central Japan Railway Co.	5,000	1,032

Chugai Pharmaceutical Co. Ltd.	7,710	601

CyberAgent, Inc.	3,300	127

Dai Nippon Printing Co. Ltd.	8,500	221

Daicel Corp.	9,900	84

Daifuku Co. Ltd.	3,700	193

Daikin Industries Ltd.	8,800	1,156

Daiwa House Industry Co. Ltd.	19,500	635

Denso Corp.	15,000	663

East Japan Railway Co.	10,800	1,033

Eisai Co. Ltd.	9,205	470

Fast Retailing Co. Ltd.	2,100	1,252

Fujitsu Ltd.	6,800	546

Hino Motors Ltd.	11,400	94

Hirose Electric Co. Ltd.	1,200	148

Hitachi Chemical Co. Ltd.	3,917	128

Hitachi Construction Machinery Co. Ltd.	3,400	83

Hitachi High-Technologies Corp.	2,143	124

Hitachi Metals Ltd.	6,900	75

Honda Motor Co. Ltd.	57,400	1,494

Hulic Co. Ltd.	8,800	90

Inpex Corp.	35,300	322

Japan Retail Fund Investment Corp.	94	199

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Japan – 7.8% – continued

JFE Holdings, Inc.	16,900	$205

Kajima Corp.	16,300	215

Kaneka Corp.	1,500	47

Kansai Paint Co. Ltd.	6,300	147

Kao Corp.	17,200	1,276

Kawasaki Heavy Industries Ltd.	5,200	116

KDDI Corp.	62,200	1,626

Keio Corp.	3,500	219

Keyence Corp.	3,200	1,994

Kikkoman Corp.	5,100	245

Kobayashi Pharmaceutical Co. Ltd.	1,800	138

Kobe Steel Ltd.	9,755	52

Komatsu Ltd.	32,000	737

Konami Holdings Corp.	3,300	160

Konica Minolta, Inc.	15,900	111

Kubota Corp.	36,000	548

Kuraray Co. Ltd.	10,300	127

Kurita Water Industries Ltd.	3,000	81

Kyocera Corp.	11,100	693

Kyushu Railway Co.	5,600	179

Lawson, Inc.	1,600	82

Marui Group Co. Ltd.	6,900	146

Mitsubishi Chemical Holdings Corp.	44,600	320

Mitsubishi Electric Corp.	63,500	848

Mitsubishi Estate Co. Ltd.	41,000	794

Mitsubishi Materials Corp.	4,300	117

Mitsubishi UFJ Lease & Finance Co. Ltd.	12,030	70

Mitsui Chemicals, Inc.	6,700	151

Mitsui Fudosan Co. Ltd.	30,900	769

Mizuho Financial Group, Inc.	851,073	1,309

Murata Manufacturing Co. Ltd.	19,945	966

Nabtesco Corp.	3,700	116

Nagoya Railroad Co. Ltd.	6,600	198

NEC Corp.	8,800	373

NGK Insulators Ltd.	8,700	125

NGK Spark Plug Co. Ltd.	5,900	113

Nikon Corp.	11,600	146

Nintendo Co. Ltd.	3,900	1,452

Nippon Express Co. Ltd.	2,600	133

Nippon Prologis REIT, Inc.	65	178

Nippon Yusen K.K.	4,800	81

Nissin Foods Holdings Co. Ltd.	2,200	159

Nitori Holdings Co. Ltd.	2,800	410

Nitto Denko Corp.	5,600	271

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Japan – 7.8% – continued

Nomura Real Estate Holdings, Inc.	4,700	$102

Nomura Research Institute Ltd.	12,276	245

NSK Ltd.	13,300	113

NTT DOCOMO, Inc.	47,100	1,203

Obayashi Corp.	22,100	221

Odakyu Electric Railway Co. Ltd.	10,600	255

Omron Corp.	6,600	364

Ono Pharmaceutical Co. Ltd.	13,500	245

Oriental Land Co. Ltd.	6,900	1,050

ORIX Corp.	46,000	688

Osaka Gas Co. Ltd.	13,200	253

Otsuka Corp.	3,800	152

Panasonic Corp.	76,500	623

Park24 Co. Ltd.	4,100	95

Rakuten, Inc.	30,200	298

Recruit Holdings Co. Ltd.	47,800	1,461

Resona Holdings, Inc.	72,100	311

Santen Pharmaceutical Co. Ltd.	13,000	227

Secom Co. Ltd.	7,300	668

Sega Sammy Holdings, Inc.	6,100	86

Sekisui Chemical Co. Ltd.	12,600	196

Sekisui House Ltd.	21,500	424

Seven & i Holdings Co. Ltd.	26,600	1,021

Sharp Corp.	6,600	74

Shimadzu Corp.	7,600	193

Shimizu Corp.	20,000	182

Shin-Etsu Chemical Co. Ltd.	12,800	1,379

Shiseido Co. Ltd.	14,100	1,126

Showa Denko K.K.	4,500	119

Sohgo Security Services Co. Ltd.	2,600	137

Sompo Holdings, Inc.	12,200	513

Sony Corp.	44,700	2,627

Stanley Electric Co. Ltd.	4,933	131

Sumitomo Chemical Co. Ltd.	52,300	236

Sumitomo Metal Mining Co. Ltd.	8,300	259

Sumitomo Mitsui Trust Holdings, Inc.	11,300	410

Sumitomo Rubber Industries Ltd.	5,300	63

Suntory Beverage & Food Ltd.	4,800	205

Sysmex Corp.	5,842	393

T&D Holdings, Inc.	19,300	206

Taisei Corp.	7,300	284

Takeda Pharmaceutical Co. Ltd.	52,400	1,795

Teijin Ltd.	6,700	129

Tobu Railway Co. Ltd.	6,800	221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Japan – 7.8% – continued

Toho Co. Ltd.	4,200	$185

Tokyo Electron Ltd.	5,500	1,056

Tokyo Gas Co. Ltd.	13,200	334

Tokyu Corp.	17,200	324

Toray Industries, Inc.	47,800	357

TOTO Ltd.	4,800	181

Toyo Suisan Kaisha Ltd.	3,300	132

Toyoda Gosei Co. Ltd.	1,900	38

Unicharm Corp.	13,800	437

USS Co. Ltd.	7,300	142

West Japan Railway Co.	5,900	500

Yakult Honsha Co. Ltd.	4,200	235

Yamada Denki Co. Ltd.	23,860	115

Yamaha Corp.	5,100	231

Yamaha Motor Co. Ltd.	9,700	177

Yaskawa Electric Corp.	8,500	316

Yokogawa Electric Corp.	7,700	141
		58,357

Netherlands – 1.6%

Aegon N.V.	63,193	263

Akzo Nobel N.V.	7,903	705

ASML Holding N.V.	14,980	3,718

EXOR N.V.	3,880	260

ING Groep N.V.	137,443	1,441

Koninklijke Ahold Delhaize N.V.	41,789	1,045

Koninklijke DSM N.V.	6,484	780

Koninklijke KPN N.V.	127,139	397

Koninklijke Philips N.V.	32,845	1,522

Koninklijke Vopak N.V.	2,692	138

NN Group N.V.	11,258	400

QIAGEN N.V. *	7,883	258

Wolters Kluwer N.V.	9,691	708
		11,635

New Zealand – 0.1%

Auckland International Airport Ltd.	33,782	193

Fletcher Building Ltd.	27,497	89

Meridian Energy Ltd.	47,096	153

Ryman Healthcare Ltd.	14,836	123
		558

Norway – 0.3%

Aker BP ASA	3,569	95

Equinor ASA	34,624	657

Mowi ASA	15,113	349

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Norway – 0.3% – continued

Norsk Hydro ASA	46,131	$163

Orkla ASA	27,534	251

Schibsted ASA, Class B	3,277	92

Telenor ASA	26,590	533
		2,140

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered) (3)*	29,034	–

EDP – Energias de Portugal S.A.	87,549	340

Galp Energia SGPS S.A.	17,214	259

Jeronimo Martins SGPS S.A.	8,765	148
		747

Singapore – 0.6%

Ascendas Real Estate Investment Trust	92,300	209

CapitaLand Commercial Trust	87,560	131

CapitaLand Ltd.	92,800	238

CapitaLand Mall Trust	93,800	179

City Developments Ltd.	16,300	116

DBS Group Holdings Ltd.	63,333	1,141

Jardine Cycle & Carriage Ltd.	3,144	68

Keppel Corp. Ltd.	52,200	225

Oversea-Chinese Banking Corp. Ltd.	111,600	879

Singapore Airlines Ltd.	17,700	117

Singapore Exchange Ltd.	28,500	175

Singapore Press Holdings Ltd.	60,700	92

Singapore Telecommunications Ltd.	283,300	636

UOL Group Ltd.	15,982	87
		4,293

South Africa – 0.0%

Investec PLC	22,677	117

Spain – 1.3%

Amadeus IT Group S.A.	15,508	1,112

Banco Bilbao Vizcaya Argentaria S.A.	235,761	1,230

Banco de Sabadell S.A.	190,271	185

Bankinter S.A.	23,733	150

CaixaBank S.A.	122,042	321

Enagas S.A.	8,148	189

Ferrovial S.A.	17,026	492

Iberdrola S.A.	211,464	2,198

Industria de Diseno Textil S.A.	38,505	1,193

Naturgy Energy Group S.A.	10,680	283

Red Electrica Corp. S.A.	14,866	302

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Spain – 1.3% – continued

Repsol S.A.	50,426	$786

Telefonica S.A.	165,025	1,260
		9,701

Sweden – 1.1%

Assa Abloy AB, Class B	35,443	790

Atlas Copco AB, Class A	23,319	718

Atlas Copco AB, Class B	13,485	366

Boliden AB	9,572	220

Electrolux AB, Class B	8,073	192

Essity AB, Class B	20,939	611

Hennes & Mauritz AB, Class B	28,149	546

Husqvarna AB, Class B	15,172	116

ICA Gruppen AB	3,222	149

Investor AB, Class B	15,774	772

Kinnevik AB, Class B	8,180	215

L E Lundbergforetagen AB, Class B	2,404	90

Millicom International Cellular S.A. SDR	2,369	115

Sandvik AB	39,058	608

Skandinaviska Enskilda Banken AB, Class A	56,081	516

Skanska AB, Class B	11,571	234

SKF AB, Class B	12,833	212

Svenska Handelsbanken AB, Class A	52,445	492

Swedbank AB, Class A	33,034	476

Tele2 AB, Class B	17,829	265

Telia Co. AB	96,890	434
		8,137

Switzerland – 3.2%

ABB Ltd. (Registered)	65,070	1,278

Adecco Group A.G. (Registered)	5,433	300

Alcon, Inc. *	15,014	876

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	38	281

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	331

Chubb Ltd.	16,085	2,597

Cie Financiere Richemont S.A. (Registered)	18,403	1,352

Clariant A.G. (Registered) *	7,210	140

Coca-Cola HBC A.G. – CDI *	7,308	239

Garmin Ltd.	4,719	400

Givaudan S.A. (Registered)	322	899

Kuehne + Nagel International A.G. (Registered)	1,909	281

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

Switzerland – 3.2% – continued

Lonza Group A.G. (Registered) *	2,630	$890

Roche Holding A.G. (Genusschein)	24,712	7,207

SGS S.A. (Registered)	194	481

Sika A.G. (Registered)	4,416	646

Sonova Holding A.G. (Registered)	1,905	443

Swiss Re A.G.	10,758	1,123

Swisscom A.G. (Registered)	888	438

TE Connectivity Ltd.	11,946	1,113

Vifor Pharma A.G.	1,570	251

Zurich Insurance Group A.G.	5,330	2,040
		23,606

United Arab Emirates – 0.0%

NMC Health PLC	3,153	105

United Kingdom – 5.6%

3i Group PLC	33,356	478

Aon PLC	8,470	1,640

Associated British Foods PLC	12,145	344

Aviva PLC	135,194	663

Barratt Developments PLC	35,060	279

Berkeley Group Holdings (The) PLC	4,173	214

British Land (The) Co. PLC	30,959	223

BT Group PLC	291,896	641

Burberry Group PLC	14,182	379

Capri Holdings Ltd. *	5,385	179

CNH Industrial N.V.	35,235	359

Coca-Cola European Partners PLC	8,623	478

Compass Group PLC	55,947	1,440

Croda International PLC	4,423	265

easyJet PLC	5,012	71

Ferguson PLC	7,993	584

GlaxoSmithKline PLC	175,530	3,757

IHS Markit Ltd. *	13,488	902

Informa PLC	45,399	476

InterContinental Hotels Group PLC	5,920	370

Intertek Group PLC	5,569	375

ITV PLC	135,273	209

J Sainsbury PLC	59,544	161

John Wood Group PLC	24,746	115

Johnson Matthey PLC	6,727	253

Kingfisher PLC	80,369	204

Legal & General Group PLC	206,383	630

Liberty Global PLC, Class A *	5,164	128

Liberty Global PLC, Class C *	14,441	344

Linde PLC	19,101	3,700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United Kingdom – 5.6% – continued

London Stock Exchange Group PLC	10,880	$977

Marks & Spencer Group PLC	66,679	151

Meggitt PLC	27,462	215

Merlin Entertainments PLC (2)	26,573	148

Mondi PLC (London Exchange)	17,072	327

National Grid PLC	120,306	1,305

Next PLC	4,804	365

Pearson PLC	27,581	250

Pentair PLC	5,951	225

Prudential PLC	90,503	1,644

Reckitt Benckiser Group PLC	24,932	1,944

RELX PLC (London Exchange)	68,748	1,631

Rentokil Initial PLC	65,791	378

RSA Insurance Group PLC	36,612	240

Schroders PLC	4,610	174

Segro PLC	37,701	376

Smith & Nephew PLC	30,244	729

Spirax-Sarco Engineering PLC	2,704	261

SSE PLC	35,272	540

Standard Chartered PLC	99,128	833

Standard Life Aberdeen PLC	86,664	305

Taylor Wimpey PLC	115,505	229

TechnipFMC PLC	3,534	84

TechnipFMC PLC (New York Exchange)	11,190	270

Tesco PLC	345,788	1,025

Unilever N.V.	51,304	3,083

Unilever PLC	39,080	2,350

Whitbread PLC	4,661	246

Willis Towers Watson PLC	4,530	874

Wm Morrison Supermarkets PLC	80,255	198

WPP PLC	45,606	571
		41,809

United States – 59.5%

3M Co.	20,288	3,335

AbbVie, Inc.	51,979	3,936

Acuity Brands, Inc.	1,396	188

Adobe, Inc. *	17,167	4,742

Advance Auto Parts, Inc.	2,495	413

AES Corp.	22,794	372

Affiliated Managers Group, Inc.	1,833	153

Agilent Technologies, Inc.	11,025	845

Alexandria Real Estate Equities, Inc.	4,067	626

Align Technology, Inc. *	2,634	477

Alliant Energy Corp.	8,107	437

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

Allstate (The) Corp.	11,734	$1,275

Ally Financial, Inc.	14,018	465

Alphabet, Inc., Class A *	10,528	12,856

Alphabet, Inc., Class C *	11,021	13,435

AMERCO	319	124

American Express Co.	24,914	2,947

American Financial Group, Inc.	2,588	279

American International Group, Inc.	30,636	1,706

American Tower Corp.	15,556	3,440

American Water Works Co., Inc.	6,269	779

Ameriprise Financial, Inc.	4,801	706

AmerisourceBergen Corp.	5,457	449

Amgen, Inc.	21,439	4,149

Apache Corp.	12,924	331

Applied Materials, Inc.	33,285	1,661

Aramark	8,486	370

Arch Capital Group Ltd. *	13,915	584

Arconic, Inc.	14,445	376

Arthur J. Gallagher & Co.	6,663	597

Assurant, Inc.	2,225	280

Autodesk, Inc. *	7,771	1,148

Avery Dennison Corp.	2,934	333

AXA Equitable Holdings, Inc.	9,596	213

Axalta Coating Systems Ltd. *	7,425	224

Baker Hughes a GE Co.	21,898	508

Ball Corp.	11,042	804

Bank of New York Mellon (The) Corp.	30,369	1,373

BB&T Corp.	26,917	1,437

Becton Dickinson and Co.	9,498	2,403

Best Buy Co., Inc.	8,430	582

Biogen, Inc. *	6,890	1,604

BioMarin Pharmaceutical, Inc. *	6,352	428

BlackRock, Inc.	4,100	1,827

Booking Holdings, Inc. *	1,524	2,991

BorgWarner, Inc.	7,175	263

Boston Properties, Inc.	5,346	693

Bristol-Myers Squibb Co.	57,583	2,920

Bunge Ltd.	4,906	278

C.H. Robinson Worldwide, Inc.	4,722	400

Cadence Design Systems, Inc. *	9,710	642

Camden Property Trust	3,459	384

Campbell Soup Co.	5,613	263

Capital One Financial Corp.	16,780	1,527

Cardinal Health, Inc.	10,858	512

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

CarMax, Inc. *	6,025	$530

Caterpillar, Inc.	20,133	2,543

Cboe Global Markets, Inc.	3,972	456

CBRE Group, Inc., Class A *	11,148	591

Celanese Corp.	4,592	562

Celgene Corp. *	24,752	2,458

Centene Corp. *	14,336	620

CenturyLink, Inc.	33,708	421

Cerner Corp.	11,291	770

Charles Schwab (The) Corp.	42,326	1,770

Cheniere Energy, Inc. *	8,381	528

Cigna Corp.	13,342	2,025

Cimarex Energy Co.	3,454	166

CIT Group, Inc.	3,697	168

Citizens Financial Group, Inc.	15,997	566

Citrix Systems, Inc.	4,565	441

Clorox (The) Co.	4,441	674

CME Group, Inc.	12,590	2,661

CMS Energy Corp.	10,195	652

Coca-Cola (The) Co.	142,549	7,760

Cognizant Technology Solutions Corp., Class A	20,310	1,224

Colgate-Palmolive Co.	28,721	2,111

Comerica, Inc.	5,533	365

ConocoPhillips	39,796	2,268

Consolidated Edison, Inc.	11,761	1,111

Copart, Inc. *	7,135	573

CSX Corp.	27,084	1,876

Cummins, Inc.	5,209	847

Darden Restaurants, Inc.	4,246	502

Deere & Co.	10,609	1,790

Dell Technologies, Inc., Class C *	5,618	291

Delta Air Lines, Inc.	6,020	347

DENTSPLY SIRONA, Inc.	8,590	458

Devon Energy Corp.	15,604	375

DexCom, Inc. *	3,203	478

Discover Financial Services	11,473	930

Discovery, Inc., Class A *	5,663	151

Discovery, Inc., Class C *	12,808	315

Dominion Energy, Inc.	28,255	2,290

Domino’s Pizza, Inc.	1,361	333

Dover Corp.	5,017	499

DTE Energy Co.	6,326	841

Duke Realty Corp.	12,378	420

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

E*TRADE Financial Corp.	8,610	$376

East West Bancorp, Inc.	5,053	224

Eaton Corp. PLC	14,954	1,243

Ecolab, Inc.	9,138	1,810

Edison International	12,733	960

Edwards Lifesciences Corp. *	7,345	1,615

Electronic Arts, Inc. *	10,543	1,031

Equinix, Inc.	2,962	1,708

Erie Indemnity Co., Class A	902	167

Estee Lauder (The) Cos., Inc., Class A	7,730	1,538

Eversource Energy	11,034	943

Expedia Group, Inc.	4,887	657

Expeditors International of Washington, Inc.	5,905	439

FactSet Research Systems, Inc.	1,361	331

Fastenal Co.	19,468	636

Federal Realty Investment Trust	2,690	366

Fifth Third Bancorp	26,705	731

First Republic Bank	6,026	583

Flowserve Corp.	4,423	207

Fortune Brands Home & Security, Inc.	5,032	275

Franklin Resources, Inc.	10,590	306

Gap (The), Inc.	7,965	138

General Mills, Inc.	21,149	1,166

Genuine Parts Co.	5,015	499

Gilead Sciences, Inc.	44,707	2,834

H&R Block, Inc.	7,285	172

Hanesbrands, Inc.	12,248	188

Harley-Davidson, Inc.	5,607	202

Hartford Financial Services Group (The), Inc.	12,453	755

Hasbro, Inc.	4,145	492

HCA Healthcare, Inc.	9,687	1,167

HCP, Inc.	17,226	614

Henry Schein, Inc. *	5,298	336

Hess Corp.	9,900	599

Hewlett Packard Enterprise Co.	48,771	740

Hilton Worldwide Holdings, Inc.	9,811	913

HollyFrontier Corp.	5,274	283

Hologic, Inc. *	9,277	468

Home Depot (The), Inc.	38,664	8,971

Hormel Foods Corp.	10,073	440

Host Hotels & Resorts, Inc.	26,933	466

HP, Inc.	54,237	1,026

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

Humana, Inc.	4,785	$1,223

Huntington Bancshares, Inc.	36,362	519

IDEX Corp.	2,698	442

IDEXX Laboratories, Inc. *	2,993	814

Illinois Tool Works, Inc.	11,477	1,796

Ingersoll-Rand PLC	8,538	1,052

Intel Corp.	157,362	8,109

Intercontinental Exchange, Inc.	19,835	1,830

International Business Machines Corp.	31,190	4,536

International Flavors & Fragrances, Inc.	3,607	443

International Paper Co.	13,137	549

Intuit, Inc.	9,112	2,423

Invesco Ltd.	14,119	239

IQVIA Holdings, Inc. *	5,931	886

Iron Mountain, Inc.	10,188	330

Jack Henry & Associates, Inc.	2,656	388

Johnson & Johnson	93,360	12,079

Johnson Controls International PLC	28,070	1,232

Jones Lang LaSalle, Inc.	1,804	251

Kansas City Southern	3,487	464

Kellogg Co.	8,906	573

KeyCorp	35,321	630

Keysight Technologies, Inc. *	6,457	628

Kimberly-Clark Corp.	12,112	1,721

Kinder Morgan, Inc.	71,805	1,480

KKR & Co., Inc., Class A	17,312	465

Kohl’s Corp.	5,707	283

L Brands, Inc.	7,899	155

Laboratory Corp. of America Holdings *	3,448	579

Lam Research Corp.	5,369	1,241

Lennox International, Inc.	1,236	300

Liberty Broadband Corp., Class C *	3,708	388

Liberty Property Trust	5,309	273

Lincoln National Corp.	7,360	444

LKQ Corp. *	10,927	344

Loews Corp.	9,892	509

Lowe’s Cos., Inc.	27,950	3,073

M&T Bank Corp.	4,611	728

Macerich (The) Co.	3,842	121

Macy’s, Inc.	10,387	161

ManpowerGroup, Inc.	2,171	183

Marathon Oil Corp.	28,347	348

Marathon Petroleum Corp.	23,403	1,422

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

Marsh & McLennan Cos., Inc.	18,000	$1,801

Marvell Technology Group Ltd.	21,531	538

Masco Corp.	10,346	431

Mastercard, Inc., Class A	31,945	8,675

McCormick & Co., Inc. (Non Voting)	4,241	663

McDonald’s Corp.	26,859	5,767

Merck & Co., Inc.	90,559	7,623

Mettler-Toledo International, Inc. *	860	606

Microsoft Corp.	255,866	35,573

Mohawk Industries, Inc. *	2,133	265

Moody’s Corp.	6,041	1,237

Mosaic (The) Co.	12,554	257

Motorola Solutions, Inc.	5,721	975

Nasdaq, Inc.	3,974	395

National Oilwell Varco, Inc.	13,091	278

Netflix, Inc. *	15,386	4,118

Newell Brands, Inc.	12,967	243

Newmont Goldcorp Corp.	28,920	1,097

Nielsen Holdings PLC	12,176	259

NIKE, Inc., Class B	44,145	4,146

NiSource, Inc.	12,801	383

Noble Energy, Inc.	17,889	402

Nordstrom, Inc.	4,153	140

Norfolk Southern Corp.	9,371	1,684

Northern Trust Corp. (4)	7,147	667

Norwegian Cruise Line Holdings Ltd. *	7,528	390

Nucor Corp.	10,715	545

NVIDIA Corp.	20,359	3,544

NVR, Inc. *	119	442

Occidental Petroleum Corp.	31,538	1,402

Omnicom Group, Inc.	7,718	604

ONEOK, Inc.	14,578	1,074

Owens Corning	3,838	243

PACCAR, Inc.	12,250	858

Parker-Hannifin Corp.	4,564	824

Parsley Energy, Inc., Class A	8,809	148

People’s United Financial, Inc.	14,113	221

PepsiCo, Inc.	49,309	6,760

Phillips 66	15,997	1,638

Pinnacle West Capital Corp.	3,840	373

Pioneer Natural Resources Co.	5,863	737

PNC Financial Services Group (The), Inc.	15,847	2,221

PPG Industries, Inc.	8,338	988

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

Principal Financial Group, Inc.	9,673	$553

Procter & Gamble (The) Co.	88,206	10,971

Progressive (The) Corp.	20,548	1,587

Prologis, Inc.	22,218	1,893

Prudential Financial, Inc.	14,328	1,289

Public Service Enterprise Group, Inc.	17,843	1,108

PVH Corp.	2,596	229

Quest Diagnostics, Inc.	4,658	499

Raymond James Financial, Inc.	4,422	365

Regions Financial Corp.	35,422	560

Reinsurance Group of America, Inc.	2,158	345

ResMed, Inc.	4,941	668

Robert Half International, Inc.	4,108	229

Rockwell Automation, Inc.	4,132	681

Roper Technologies, Inc.	3,664	1,307

Ross Stores, Inc.	12,996	1,428

Royal Caribbean Cruises Ltd.	6,155	667

S&P Global, Inc.	8,662	2,122

salesforce.com, Inc. *	29,240	4,340

SBA Communications Corp.	3,918	945

Schlumberger Ltd.	48,800	1,667

Sempra Energy	9,678	1,429

Sensata Technologies Holding PLC *	5,743	287

Sherwin-Williams (The) Co.	2,935	1,614

Signature Bank	1,960	234

Snap-on, Inc.	1,981	310

Southern (The) Co.	36,635	2,263

Southwest Airlines Co.	4,755	257

Stanley Black & Decker, Inc.	5,250	758

Starbucks Corp.	42,613	3,768

State Street Corp.	13,310	788

STERIS PLC	3,011	435

SunTrust Banks, Inc.	15,586	1,072

SVB Financial Group *	1,819	380

T. Rowe Price Group, Inc.	8,352	954

Tapestry, Inc.	10,116	264

Targa Resources Corp.	7,937	319

TD Ameritrade Holding Corp.	9,621	449

Tesla, Inc. *	4,531	1,091

Texas Instruments, Inc.	32,963	4,260

Tiffany & Co.	3,752	348

TJX (The) Cos., Inc.	42,622	2,376

Tractor Supply Co.	4,198	380

TransDigm Group, Inc.	1,655	862

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.7% (1) – continued

United States – 59.5% – continued

Travelers (The) Cos., Inc.	9,266	$1,378

Trimble, Inc. *	8,678	337

TripAdvisor, Inc. *	3,588	139

UDR, Inc.	9,811	476

Ulta Beauty, Inc. *	1,950	489

Under Armour, Inc., Class A *	6,159	123

Under Armour, Inc., Class C *	6,805	123

Union Pacific Corp.	24,907	4,034

United Parcel Service, Inc., Class B	24,546	2,941

United Rentals, Inc. *	2,745	342

US Bancorp	53,085	2,938

Vail Resorts, Inc.	1,390	316

Valero Energy Corp.	14,741	1,257

Varian Medical Systems, Inc. *	3,105	370

Verizon Communications, Inc.	145,452	8,779

Vertex Pharmaceuticals, Inc. *	8,996	1,524

VF Corp.	11,883	1,057

Visa, Inc., Class A	61,115	10,512

VMware, Inc., Class A	3,039	456

Voya Financial, Inc.	5,052	275

W.W. Grainger, Inc.	1,637	486

WABCO Holdings, Inc. *	1,765	236

Walt Disney (The) Co.	63,283	8,247

Waste Management, Inc.	14,961	1,721

Waters Corp. *	2,523	563

WEC Energy Group, Inc.	11,132	1,059

Welltower, Inc.	13,980	1,267

Western Union (The) Co.	15,102	350

Weyerhaeuser Co.	25,791	714

Whirlpool Corp.	2,185	346

Williams (The) Cos., Inc.	42,862	1,031

Xcel Energy, Inc.	18,160	1,178

Xylem, Inc.	6,170	491

Zions Bancorp N.A.	6,317	281

Zoetis, Inc.	16,856	2,100
		444,638
Total Common Stocks
(Cost $606,120)		736,625

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 6.84% (5)	1,807	100

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.1% (1) – continued

Germany – 0.1% – continued

Henkel A.G. & Co. KGaA, 2.04% (5)	6,150	$609

Sartorius A.G., 0.37% (5)	1,274	233
		942
Total Preferred Stocks
(Cost $886)		942

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd.*	1,139	1
Total Rights
(Cost $–)		1

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	5,073,296	5,073
Total Investment Companies
(Cost $5,073)		5,073

Total Investments – 99.5%
(Cost $612,079)		742,641

Other Assets less Liabilities – 0.5%		4,065
Net Assets – 100.0%		$746,706

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	Australian Dollar	158	United States Dollar	109	12/18/19	$ 2
Morgan Stanley	Euro	288	United States Dollar	320	12/18/19	4
Morgan Stanley	Swiss Franc	267	United States Dollar	271	12/18/19	2
Toronto-Dominion Bank	Canadian Dollar	351	United States Dollar	266	12/18/19	–*
Toronto-Dominion Bank	Swedish Krona	943	United States Dollar	98	12/18/19	1
Subtotal Appreciation						9
Bank of Montreal	United States Dollar	270	British Pound	216	12/18/19	(4)
BNY Mellon	Hong Kong Dollar	624	United States Dollar	80	12/18/19	–*
BNY Mellon	United States Dollar	80	Swedish Krona	764	12/18/19	(2)
Citibank	British Pound	262	United States Dollar	324	12/18/19	–*
Goldman Sachs	United States Dollar	500	Euro	454	12/18/19	(2)
Goldman Sachs	United States Dollar	564	Japanese Yen	60,418	12/18/19	(2)
JPMorgan Chase	United States Dollar	130	Australian Dollar	188	12/18/19	(3)
JPMorgan Chase	United States Dollar	210	Swiss Franc	206	12/18/19	(2)
Morgan Stanley	Japanese Yen	78,556	United States Dollar	730	12/18/19	(1)
Morgan Stanley	United States Dollar	260	Canadian Dollar	344	12/18/19	–*
Morgan Stanley	United States Dollar	310	Euro	278	12/18/19	(5)
Morgan Stanley	United States Dollar	200	Japanese Yen	21,486	12/18/19	–*
Toronto-Dominion Bank	Euro	292	United States Dollar	320	12/18/19	–*
Toronto-Dominion Bank	Japanese Yen	22,584	United States Dollar	210	12/18/19	–*
Subtotal Depreciation						(21)
Total						$(12)

*	Amounts round to less than a thousand.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500 (United States Dollar)	35	$5,212	Long	12/19	$(21)
Euro Stoxx 50 (Euro)	33	1,279	Long	12/19	15
FTSE 100 Index (British Pound)	3	272	Long	12/19	3
S&P/TSX 60 Index (Canadian Dollar)	1	150	Long	12/19	2

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
SPI 200 Index (Australian Dollar)	4	$451	Long	12/19	$1
Topix Index (Japanese Yen)	3	441	Long	12/19	18
Total					$18

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.8%
Consumer Discretionary	10.6
Consumer Staples	8.6
Energy	4.4
Financials	15.8
Health Care	12.4
Industrials	10.9
Information Technology	16.9
Materials	4.7
Real Estate	3.3
Utilities	3.6

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	63.1%
Euro	11.4
Japanese Yen	7.9
All other currencies less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$ 868	$ –		$–	$ 868
Canada	28,752	–		–	28,752
Ireland	5,968	2,184		–	8,152
Switzerland	4,110	19,496		–	23,606
United Kingdom	8,740	33,069		–	41,809
United States	444,638	–		–	444,638
All Other Countries (1)	–	188,800		–	188,800
Total Common Stocks	493,076	243,549		–	736,625
Preferred Stocks (1)	–	942		–	942
Rights	1	–		–	1
Investment Companies	5,073	–		–	5,073
Total Investments	$498,150	$244,491		$–	$742,641

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$9		$–	$ 9
Futures Contracts	39	–		–	39
Liabilities
Forward Foreign Currency Exchange Contracts	–	(21)		–	(21)
Futures Contracts	(21)	–		–	(21)
Total Other Financial Instruments	$18		$(12)	$–	$6

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1)

Australia – 7.1%

AGL Energy Ltd.	248,417	$3,210

Alumina Ltd.	919,566	1,472

AMP Ltd.	1,274,106	1,573

APA Group	453,236	3,511

Aristocrat Leisure Ltd.	218,919	4,540

ASX Ltd.	74,697	4,094

Aurizon Holdings Ltd.	768,733	3,065

AusNet Services	703,952	862

Australia & New Zealand Banking Group Ltd.	1,084,804	20,963

Bank of Queensland Ltd.	154,488	1,036

Bendigo & Adelaide Bank Ltd.	193,879	1,504

BGP Holdings PLC (2)*	1,085,479	–

BHP Group Ltd.	1,124,629	27,843

BHP Group PLC	808,734	17,296

BlueScope Steel Ltd.	204,679	1,661

Boral Ltd.	441,723	1,450

Brambles Ltd.	613,196	4,724

Caltex Australia Ltd.	95,314	1,700

Challenger Ltd.	205,897	1,028

CIMIC Group Ltd.	39,165	833

Coca-Cola Amatil Ltd.	192,265	1,383

Cochlear Ltd.	21,959	3,090

Coles Group Ltd.	428,224	4,457

Commonwealth Bank of Australia	676,655	37,027

Computershare Ltd.	188,745	2,070

Crown Resorts Ltd.	144,305	1,174

CSL Ltd.	173,322	27,388

Dexus	420,312	3,386

Flight Centre Travel Group Ltd.	21,708	698

Fortescue Metals Group Ltd.	535,251	3,210

Goodman Group	625,432	5,985

GPT Group (The)	729,535	3,037

Harvey Norman Holdings Ltd.	219,636	672

Incitec Pivot Ltd.	621,418	1,424

Insurance Australia Group Ltd.	883,996	4,718

Lendlease Group	217,059	2,577

Macquarie Group Ltd.	122,701	10,872

Magellan Financial Group Ltd.	47,129	1,638

Medibank Pvt Ltd.	1,046,754	2,409

Mirvac Group	1,477,097	3,055

National Australia Bank Ltd.	1,076,754	21,663

Newcrest Mining Ltd.	295,180	6,882

Oil Search Ltd.	523,929	2,601

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Australia – 7.1% – continued

Orica Ltd.	141,701	$2,159

Origin Energy Ltd.	685,749	3,711

QBE Insurance Group Ltd.	501,589	4,263

Ramsay Health Care Ltd.	54,492	2,389

REA Group Ltd.	19,967	1,464

Santos Ltd.	673,017	3,528

Scentre Group	2,059,782	5,469

SEEK Ltd.	121,519	1,764

Sonic Healthcare Ltd.	170,057	3,227

South32 Ltd.	1,951,571	3,468

Stockland	920,258	2,828

Suncorp Group Ltd.	482,285	4,445

Sydney Airport	430,672	2,338

Tabcorp Holdings Ltd.	777,071	2,546

Telstra Corp. Ltd.	1,601,144	3,798

TPG Telecom Ltd.	143,960	675

Transurban Group	1,023,431	10,159

Treasury Wine Estates Ltd.	271,878	3,413

Vicinity Centres	1,237,114	2,147

Washington H. Soul Pattinson & Co. Ltd.	44,290	629

Wesfarmers Ltd.	432,279	11,630

Westpac Banking Corp.	1,321,144	26,462

Woodside Petroleum Ltd.	359,531	7,892

Woolworths Group Ltd.	480,929	12,117

WorleyParsons Ltd.	120,384	1,065
		377,367

Austria – 0.2%

ANDRITZ A.G.	27,651	1,131

Erste Group Bank A.G. *	115,909	3,837

OMV A.G.	56,882	3,047

Raiffeisen Bank International A.G.	56,387	1,311

Verbund A.G.	25,796	1,411

voestalpine A.G.	43,928	1,011
		11,748

Belgium – 1.0%

Ageas	66,925	3,714

Anheuser-Busch InBev S.A./N.V.	291,794	27,779

Colruyt S.A.	20,753	1,137

Groupe Bruxelles Lambert S.A.	31,202	2,998

KBC Group N.V.	96,141	6,256

Proximus SADP	56,599	1,682

Solvay S.A., Class A	28,344	2,939

Telenet Group Holding N.V.	17,703	836

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Belgium – 1.0% – continued

UCB S.A.	49,148	$3,569

Umicore S.A.	76,496	2,890
		53,800

Chile – 0.0%

Antofagasta PLC	150,055	1,662

China – 0.1%

BeiGene Ltd. ADR *	13,897	1,702

Yangzijiang Shipbuilding Holdings Ltd.	934,766	650
		2,352

Denmark – 1.7%

AP Moller – Maersk A/S, Class A	1,434	1,533

AP Moller – Maersk A/S, Class B	2,529	2,867

Carlsberg A/S, Class B	40,992	6,065

Chr Hansen Holding A/S	40,791	3,463

Coloplast A/S, Class B	45,660	5,505

Danske Bank A/S	245,499	3,418

Demant A/S *	41,355	1,060

DSV A/S	83,266	7,931

Genmab A/S *	24,494	4,979

H Lundbeck A/S	26,540	881

ISS A/S	59,577	1,474

Novo Nordisk A/S, Class B	677,432	34,979

Novozymes A/S, Class B	82,540	3,470

Orsted A/S (3)	72,045	6,692

Pandora A/S	39,008	1,568

Tryg A/S	47,177	1,352

Vestas Wind Systems A/S	71,534	5,557
		92,794

Finland – 1.1%

Elisa OYJ	55,358	2,854

Fortum OYJ	170,861	4,042

Kone OYJ, Class B	129,512	7,378

Metso OYJ	40,324	1,506

Neste OYJ	161,015	5,320

Nokia OYJ	2,155,424	10,923

Nokian Renkaat OYJ	46,039	1,300

Nordea Bank Abp	1,237,206	8,783

Orion OYJ, Class B	39,422	1,470

Sampo OYJ, Class A	169,202	6,731

Stora Enso OYJ (Registered)	226,455	2,731

UPM-Kymmene OYJ	205,756	6,089

Wartsila OYJ Abp	171,354	1,922
		61,049

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

France – 11.1%

Accor S.A.	69,049	$2,881

Aeroports de Paris	11,612	2,065

Air Liquide S.A.	164,729	23,471

Airbus S.E.	222,789	28,970

Alstom S.A.	73,128	3,032

Amundi S.A. (3)	23,210	1,620

Arkema S.A.	26,242	2,450

Atos S.E.	37,308	2,633

AXA S.A.	739,480	18,901

BioMerieux	15,840	1,311

BNP Paribas S.A.	430,848	21,007

Bollore S.A.	350,015	1,451

Bouygues S.A.	86,372	3,463

Bureau Veritas S.A.	111,029	2,677

Capgemini S.E.	60,557	7,143

Carrefour S.A.	224,522	3,929

Casino Guichard Perrachon S.A.	21,514	1,027

Cie de Saint-Gobain	186,164	7,313

Cie Generale des Etablissements Michelin S.C.A.	65,567	7,327

CNP Assurances	64,933	1,256

Covivio	17,052	1,805

Credit Agricole S.A.	442,343	5,379

Danone S.A.	235,528	20,744

Dassault Aviation S.A.	958	1,355

Dassault Systemes S.E.	50,313	7,167

Edenred	92,729	4,453

Eiffage S.A.	29,501	3,060

Electricite de France S.A.	232,937	2,607

Engie S.A.	693,838	11,336

EssilorLuxottica S.A. (Euronext Paris Exchange)	108,647	15,673

Eurazeo S.E.	15,675	1,167

Eurofins Scientific S.E.	4,330	2,014

Eutelsat Communications S.A.	66,181	1,232

Faurecia S.A.	28,905	1,374

Gecina S.A.	17,775	2,793

Getlink S.E.	168,392	2,530

Hermes International	12,093	8,364

ICADE	11,384	1,018

Iliad S.A.	9,939	933

Imerys S.A.	13,244	533

Ingenico Group S.A.	23,310	2,276

Ipsen S.A.	14,346	1,362

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

France – 11.1% – continued

JCDecaux S.A.	29,434	$797

Kering S.A.	29,005	14,807

Klepierre S.A.	76,779	2,607

Legrand S.A.	102,771	7,341

L’Oreal S.A.	96,244	26,968

LVMH Moet Hennessy Louis Vuitton S.E.	106,131	42,248

Natixis S.A.	360,005	1,495

Orange S.A.	765,364	12,013

Pernod Ricard S.A.	81,279	14,469

Peugeot S.A.	226,250	5,651

Publicis Groupe S.A.	80,213	3,944

Remy Cointreau S.A.	8,739	1,160

Renault S.A.	73,315	4,213

Safran S.A.	125,373	19,764

Sanofi	429,697	39,845

Sartorius Stedim Biotech	10,418	1,458

Schneider Electric S.E. (Euronext Paris Exchange)	209,764	18,396

SCOR S.E.	59,368	2,454

SEB S.A.	8,543	1,298

SES S.A.	142,756	2,604

Societe BIC S.A.	9,321	626

Societe Generale S.A.	295,005	8,094

Sodexo S.A.	33,176	3,727

Suez	131,362	2,066

Teleperformance	22,556	4,894

Thales S.A.	41,143	4,735

TOTAL S.A.	913,834	47,574

Ubisoft Entertainment S.A. *	32,251	2,333

Unibail-Rodamco-Westfield	38,531	5,617

Unibail-Rodamco-Westfield – CDI	284,960	2,050

Valeo S.A.	92,776	3,014

Veolia Environnement S.A.	206,102	5,229

Vinci S.A.	195,575	21,081

Vivendi S.A.	350,074	9,614

Wendel S.A.	10,314	1,424

Worldline S.A./France (3)*	31,531	1,992
		590,704

Germany – 7.9%

1&1 Drillisch A.G.	19,048	594

adidas A.G.	69,102	21,506

Allianz S.E. (Registered)	161,917	37,758

Aroundtown S.A.	350,933	2,870

Axel Springer S.E. *	17,721	1,217

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Germany – 7.9% – continued

BASF S.E.	350,984	$24,553

Bayer A.G. (Registered)	356,384	25,128

Bayerische Motoren Werke A.G.	125,808	8,849

Beiersdorf A.G.	38,831	4,582

Brenntag A.G.	57,263	2,771

Carl Zeiss Meditec A.G. (Bearer)	15,649	1,783

Commerzbank A.G.	385,891	2,239

Continental A.G.	42,319	5,433

Covestro A.G. (3)	67,452	3,338

Daimler A.G. (Registered)	347,297	17,251

Delivery Hero S.E. (3)*	43,454	1,930

Deutsche Bank A.G. (Registered)	756,977	5,671

Deutsche Boerse A.G.	72,958	11,405

Deutsche Lufthansa A.G. (Registered)	91,100	1,448

Deutsche Post A.G. (Registered)	377,673	12,615

Deutsche Telekom A.G. (Registered)	1,278,242	21,459

Deutsche Wohnen S.E.	136,252	4,975

E.ON S.E.	843,032	8,193

Evonik Industries A.G.	72,967	1,801

Fraport A.G. Frankfurt Airport Services Worldwide	15,023	1,274

Fresenius Medical Care A.G. & Co. KGaA	83,192	5,591

Fresenius S.E. & Co. KGaA	159,059	7,436

GEA Group A.G.	59,307	1,601

Hannover Rueck S.E.	23,185	3,921

HeidelbergCement A.G.	56,010	4,049

Henkel A.G. & Co. KGaA	40,153	3,677

HOCHTIEF A.G.	9,612	1,095

HUGO BOSS A.G.	23,039	1,235

Infineon Technologies A.G.	477,048	8,575

KION Group A.G.	24,129	1,268

Knorr-Bremse A.G.	18,874	1,774

LANXESS A.G.	32,473	1,982

Merck KGaA	48,879	5,508

METRO A.G.	65,940	1,040

MTU Aero Engines A.G.	19,980	5,309

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	55,290	14,305

Puma S.E.	31,210	2,415

RTL Group S.A.	13,060	629

RWE A.G.	207,612	6,496

SAP S.E.	375,675	44,166

Siemens A.G. (Registered)	292,954	31,394

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Germany – 7.9% – continued

Siemens Healthineers A.G. (3)	57,290	$2,254

Symrise A.G.	49,895	4,849

Telefonica Deutschland Holding A.G.	346,053	965

thyssenkrupp A.G.	156,902	2,174

TUI A.G. – CDI	167,529	1,950

Uniper S.E.	77,008	2,525

United Internet A.G. (Registered)	47,195	1,683

Volkswagen A.G.	12,763	2,194

Vonovia S.E.	194,294	9,856

Wirecard A.G.	44,857	7,169

Zalando S.E. (3)*	48,438	2,211
		421,939

Hong Kong – 3.4%

AIA Group Ltd.	4,617,086	43,323

ASM Pacific Technology Ltd.	117,800	1,447

Bank of East Asia (The) Ltd.	495,959	1,223

BOC Hong Kong Holdings Ltd.	1,421,108	4,849

CK Asset Holdings Ltd.	993,138	6,763

CK Hutchison Holdings Ltd.	1,036,138	9,109

CK Infrastructure Holdings Ltd.	251,353	1,686

CLP Holdings Ltd.	625,514	6,550

Dairy Farm International Holdings Ltd.	126,500	797

Galaxy Entertainment Group Ltd.	837,148	5,252

Hang Lung Properties Ltd.	777,501	1,767

Hang Seng Bank Ltd.	287,979	6,230

Henderson Land Development Co. Ltd.	558,929	2,606

HK Electric Investments & HK Electric Investments Ltd.	954,727	910

HKT Trust & HKT Ltd.	1,461,220	2,323

Hong Kong & China Gas Co. Ltd.	3,870,411	7,517

Hong Kong Exchanges & Clearing Ltd.	455,296	13,439

Hongkong Land Holdings Ltd.	454,700	2,562

Hysan Development Co. Ltd.	252,501	1,022

Jardine Matheson Holdings Ltd.	84,000	4,506

Jardine Strategic Holdings Ltd.	85,900	2,572

Kerry Properties Ltd.	269,203	833

Link REIT	809,271	8,885

Melco Resorts & Entertainment Ltd. ADR	80,454	1,562

MTR Corp. Ltd.	584,136	3,262

New World Development Co. Ltd.	2,352,447	3,073

NWS Holdings Ltd.	591,011	916

PCCW Ltd.	1,721,926	967

Power Assets Holdings Ltd.	536,317	3,605

Shangri-La Asia Ltd.	474,574	485

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Hong Kong – 3.4% – continued

Sino Land Co. Ltd.	1,198,174	$1,808

SJM Holdings Ltd.	729,572	698

Sun Hung Kai Properties Ltd.	607,258	8,779

Swire Pacific Ltd., Class A	191,551	1,785

Swire Properties Ltd.	442,187	1,394

Techtronic Industries Co. Ltd.	528,333	3,708

Vitasoy International Holdings Ltd.	288,000	1,168

WH Group Ltd. (3)	3,691,713	3,341

Wharf Holdings (The) Ltd.	466,766	1,022

Wharf Real Estate Investment Co. Ltd.	467,766	2,565

Wheelock & Co. Ltd.	296,021	1,687

Yue Yuen Industrial Holdings Ltd.	290,210	797
		178,793

Ireland – 0.9%

AerCap Holdings N.V. *	47,649	2,609

AIB Group PLC	318,193	947

Bank of Ireland Group PLC	372,983	1,482

CRH PLC	307,500	10,554

DCC PLC	37,801	3,297

Experian PLC	349,625	11,170

Flutter Entertainment PLC	30,425	2,845

Irish Bank Resolution Corp. Ltd. (London Exchange) (2)*	99,788	–

James Hardie Industries PLC – CDI	168,394	2,828

Kerry Group PLC, Class A	60,604	7,113

Kingspan Group PLC	59,477	2,916

Smurfit Kappa Group PLC	85,211	2,535
		48,296

Isle of Man – 0.0%

GVC Holdings PLC	225,357	2,062

Israel – 0.6%

Azrieli Group Ltd.	16,688	1,311

Bank Hapoalim B.M. *	439,457	3,464

Bank Leumi Le-Israel B.M.	572,561	4,075

Check Point Software Technologies Ltd. *	45,996	5,037

CyberArk Software Ltd. *	14,400	1,437

Elbit Systems Ltd.	9,487	1,572

Israel Chemicals Ltd.	263,620	1,314

Israel Discount Bank Ltd., Class A	452,997	1,993

Mizrahi Tefahot Bank Ltd.	56,338	1,400

Nice Ltd. *	23,545	3,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Israel – 0.6% – continued

Teva Pharmaceutical Industries Ltd. ADR *	421,401	$2,899

Wix.com Ltd. *	17,780	2,076
		29,968

Italy – 2.1%

Assicurazioni Generali S.p.A.	418,656	8,119

Atlantia S.p.A.	191,281	4,631

Davide Campari-Milano S.p.A.	221,287	2,001

Enel S.p.A.	3,115,845	23,281

Eni S.p.A.	977,513	14,929

Ferrari N.V.	23,631	3,650

Ferrari N.V. (New York Exchange)	23,010	3,546

FinecoBank Banca Fineco S.p.A.	234,956	2,491

Intesa Sanpaolo S.p.A.	5,721,079	13,582

Leonardo S.p.A.	152,678	1,798

Mediobanca Banca di Credito Finanziario S.p.A.	236,252	2,582

Moncler S.p.A.	68,810	2,454

Pirelli & C S.p.A. (3)	156,415	927

Poste Italiane S.p.A. (3)	196,253	2,234

Prysmian S.p.A.	92,270	1,983

Recordati S.p.A.	39,489	1,695

Snam S.p.A.	767,746	3,882

Telecom Italia S.p.A. *	3,534,548	2,019

Telecom Italia S.p.A. (RSP)	2,256,507	1,235

Tenaris S.A.	179,248	1,902

Terna Rete Elettrica Nazionale S.p.A.	531,666	3,414

UniCredit S.p.A.	766,260	9,052
		111,407

Japan – 24.3%

ABC-Mart, Inc.	12,900	820

Acom Co. Ltd.	163,800	645

Advantest Corp.	77,400	3,423

Aeon Co. Ltd.	253,400	4,661

AEON Financial Service Co. Ltd.	44,100	667

Aeon Mall Co. Ltd.	38,480	609

AGC, Inc.	71,700	2,237

Air Water, Inc.	58,469	1,051

Aisin Seiki Co. Ltd.	60,700	1,920

Ajinomoto Co., Inc.	166,400	3,148

Alfresa Holdings Corp.	71,500	1,604

Alps Alpine Co. Ltd.	80,400	1,510

Amada Holdings Co. Ltd.	128,600	1,396

ANA Holdings, Inc.	45,100	1,517

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Aozora Bank Ltd.	44,500	$1,117

Asahi Group Holdings Ltd.	139,700	6,916

Asahi Intecc Co. Ltd.	73,000	1,932

Asahi Kasei Corp.	485,800	4,817

Astellas Pharma, Inc.	718,800	10,273

Bandai Namco Holdings, Inc.	77,100	4,803

Bank of Kyoto (The) Ltd.	20,894	823

Benesse Holdings, Inc.	27,900	727

Bridgestone Corp.	216,000	8,399

Brother Industries Ltd.	84,900	1,549

Calbee, Inc.	31,900	995

Canon, Inc.	380,600	10,160

Casio Computer Co. Ltd.	73,700	1,142

Central Japan Railway Co.	55,100	11,373

Chiba Bank (The) Ltd.	207,600	1,074

Chubu Electric Power Co., Inc.	249,700	3,617

Chugai Pharmaceutical Co. Ltd.	86,055	6,708

Chugoku Electric Power (The) Co., Inc.	105,700	1,358

Coca-Cola Bottlers Japan Holdings, Inc.	46,200	1,042

Concordia Financial Group Ltd.	405,100	1,563

Credit Saison Co. Ltd.	62,200	839

CyberAgent, Inc.	38,200	1,476

Dai Nippon Printing Co. Ltd.	91,700	2,383

Daicel Corp.	98,300	836

Daifuku Co. Ltd.	38,600	2,009

Dai-ichi Life Holdings, Inc.	414,700	6,302

Daiichi Sankyo Co. Ltd.	217,400	13,710

Daikin Industries Ltd.	95,700	12,566

Daito Trust Construction Co. Ltd.	27,700	3,551

Daiwa House Industry Co. Ltd.	217,400	7,083

Daiwa House REIT Investment Corp.	715	2,011

Daiwa Securities Group, Inc.	599,600	2,686

Denso Corp.	166,600	7,360

Dentsu, Inc.	83,518	2,957

Disco Corp.	10,200	1,952

East Japan Railway Co.	116,712	11,165

Eisai Co. Ltd.	96,800	4,944

Electric Power Development Co. Ltd.	53,300	1,221

FamilyMart Co. Ltd.	95,600	2,339

FANUC Corp.	74,500	14,133

Fast Retailing Co. Ltd.	22,300	13,294

Fuji Electric Co. Ltd.	50,200	1,549

FUJIFILM Holdings Corp.	139,300	6,139

Fujitsu Ltd.	75,700	6,080

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Fukuoka Financial Group, Inc.	66,700	$1,269

GMO Payment Gateway, Inc.	15,900	1,063

Hakuhodo DY Holdings, Inc.	88,900	1,293

Hamamatsu Photonics K.K.	53,570	2,004

Hankyu Hanshin Holdings, Inc.	89,000	3,445

Hikari Tsushin, Inc.	7,900	1,716

Hino Motors Ltd.	115,500	957

Hirose Electric Co. Ltd.	12,928	1,595

Hisamitsu Pharmaceutical Co., Inc.	19,700	867

Hitachi Chemical Co. Ltd.	38,800	1,269

Hitachi Construction Machinery Co. Ltd.	40,300	979

Hitachi High-Technologies Corp.	25,900	1,497

Hitachi Ltd.	371,400	13,909

Hitachi Metals Ltd.	84,400	917

Honda Motor Co. Ltd.	620,500	16,154

Hoshizaki Corp.	20,300	1,602

Hoya Corp.	146,500	11,960

Hulic Co. Ltd.	102,600	1,053

Idemitsu Kosan Co. Ltd.	74,188	2,086

IHI Corp.	55,200	1,208

Iida Group Holdings Co. Ltd.	58,364	955

Inpex Corp.	393,700	3,591

Isetan Mitsukoshi Holdings Ltd.	116,260	931

Isuzu Motors Ltd.	209,000	2,319

ITOCHU Corp.	516,900	10,715

Itochu Techno-Solutions Corp.	37,600	996

J Front Retailing Co. Ltd.	87,300	1,026

Japan Airlines Co. Ltd.	43,500	1,293

Japan Airport Terminal Co. Ltd.	20,600	897

Japan Exchange Group, Inc.	197,200	3,120

Japan Post Bank Co. Ltd.	153,600	1,493

Japan Post Holdings Co. Ltd.	598,900	5,531

Japan Prime Realty Investment Corp.	314	1,491

Japan Real Estate Investment Corp.	497	3,333

Japan Retail Fund Investment Corp.	993	2,100

Japan Tobacco, Inc.	457,300	10,021

JFE Holdings, Inc.	189,700	2,296

JGC Corp.	87,200	1,150

JSR Corp.	73,700	1,187

JTEKT Corp.	81,800	945

JXTG Holdings, Inc.	1,236,897	5,610

Kajima Corp.	166,400	2,195

Kakaku.com, Inc.	53,700	1,328

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Kamigumi Co. Ltd.	42,200	$956

Kaneka Corp.	18,500	580

Kansai Electric Power (The) Co., Inc.	270,400	3,024

Kansai Paint Co. Ltd.	65,400	1,529

Kao Corp.	186,400	13,824

Kawasaki Heavy Industries Ltd.	50,200	1,119

KDDI Corp.	676,800	17,692

Keihan Holdings Co. Ltd.	35,100	1,566

Keikyu Corp.	85,700	1,669

Keio Corp.	38,400	2,398

Keisei Electric Railway Co. Ltd.	48,100	1,986

Keyence Corp.	34,778	21,668

Kikkoman Corp.	56,900	2,732

Kintetsu Group Holdings Co. Ltd.	64,800	3,384

Kirin Holdings Co. Ltd.	316,500	6,719

Kobayashi Pharmaceutical Co. Ltd.	18,600	1,422

Kobe Steel Ltd.	122,400	657

Koito Manufacturing Co. Ltd.	39,714	1,958

Komatsu Ltd.	355,600	8,195

Konami Holdings Corp.	35,900	1,739

Konica Minolta, Inc.	169,100	1,182

Kose Corp.	13,000	2,197

Kubota Corp.	396,800	6,035

Kuraray Co. Ltd.	114,900	1,421

Kurita Water Industries Ltd.	39,100	1,053

Kyocera Corp.	123,500	7,713

Kyowa Kirin Co. Ltd.	91,600	1,779

Kyushu Electric Power Co., Inc.	142,900	1,349

Kyushu Railway Co.	60,200	1,925

Lawson, Inc.	18,700	958

LINE Corp. *	23,400	838

Lion Corp.	84,200	1,661

LIXIL Group Corp.	100,300	1,764

M3, Inc.	166,300	4,027

Makita Corp.	87,100	2,765

Marubeni Corp.	606,800	4,050

Marui Group Co. Ltd.	73,000	1,548

Maruichi Steel Tube Ltd.	22,200	589

Mazda Motor Corp.	216,500	1,937

McDonald’s Holdings Co. Japan Ltd.	25,300	1,224

Mebuki Financial Group, Inc.	326,210	807

Medipal Holdings Corp.	73,400	1,641

MEIJI Holdings Co. Ltd.	44,426	3,243

Mercari, Inc. *	28,900	722

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

MINEBEA MITSUMI, Inc.	136,900	$2,188

MISUMI Group, Inc.	106,400	2,528

Mitsubishi Chemical Holdings Corp.	494,300	3,543

Mitsubishi Corp.	515,200	12,687

Mitsubishi Electric Corp.	702,100	9,380

Mitsubishi Estate Co. Ltd.	454,000	8,791

Mitsubishi Gas Chemical Co., Inc.	62,100	835

Mitsubishi Heavy Industries Ltd.	124,600	4,901

Mitsubishi Materials Corp.	44,700	1,213

Mitsubishi Motors Corp.	250,700	1,094

Mitsubishi Tanabe Pharma Corp.	83,400	918

Mitsubishi UFJ Financial Group, Inc.	4,706,895	23,990

Mitsubishi UFJ Lease & Finance Co. Ltd.	157,200	913

Mitsui & Co. Ltd.	628,500	10,327

Mitsui Chemicals, Inc.	66,100	1,490

Mitsui Fudosan Co. Ltd.	342,600	8,526

Mitsui OSK Lines Ltd.	39,900	1,016

Mizuho Financial Group, Inc.	9,221,089	14,178

MonotaRO Co. Ltd.	47,600	1,255

MS&AD Insurance Group Holdings, Inc.	179,443	5,838

Murata Manufacturing Co. Ltd.	218,991	10,602

Nabtesco Corp.	42,099	1,316

Nagoya Railroad Co. Ltd.	68,400	2,051

NEC Corp.	95,900	4,064

Nexon Co. Ltd. *	190,200	2,308

NGK Insulators Ltd.	93,400	1,338

NGK Spark Plug Co. Ltd.	63,000	1,209

NH Foods Ltd.	31,300	1,259

Nidec Corp.	86,000	11,654

Nikon Corp.	121,200	1,523

Nintendo Co. Ltd.	42,800	15,935

Nippon Building Fund, Inc.	507	3,893

Nippon Electric Glass Co. Ltd.	33,000	739

Nippon Express Co. Ltd.	31,100	1,587

Nippon Paint Holdings Co. Ltd.	55,900	2,916

Nippon Prologis REIT, Inc.	741	2,029

Nippon Steel Corp.	310,961	4,358

Nippon Telegraph & Telephone Corp.	245,656	11,749

Nippon Yusen K.K.	60,100	1,012

Nissan Chemical Corp.	49,900	2,086

Nissan Motor Co. Ltd.	888,900	5,566

Nisshin Seifun Group, Inc.	75,405	1,399

Nissin Foods Holdings Co. Ltd.	23,300	1,689

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Nitori Holdings Co. Ltd.	30,900	$4,521

Nitto Denko Corp.	61,100	2,961

Nomura Holdings, Inc.	1,264,600	5,348

Nomura Real Estate Holdings, Inc.	49,200	1,067

Nomura Real Estate Master Fund, Inc.	1,586	2,864

Nomura Research Institute Ltd.	128,322	2,562

NSK Ltd.	136,800	1,161

NTT Data Corp.	238,200	3,090

NTT DOCOMO, Inc.	511,000	13,048

Obayashi Corp.	246,900	2,471

Obic Co. Ltd.	24,700	2,827

Odakyu Electric Railway Co. Ltd.	115,800	2,783

Oji Holdings Corp.	325,000	1,525

Olympus Corp.	447,600	6,058

Omron Corp.	72,600	4,006

Ono Pharmaceutical Co. Ltd.	147,400	2,681

Oracle Corp. Japan	15,100	1,316

Oriental Land Co. Ltd.	76,700	11,668

ORIX Corp.	509,400	7,623

Osaka Gas Co. Ltd.	146,400	2,810

Otsuka Corp.	37,900	1,519

Otsuka Holdings Co. Ltd.	150,215	5,619

Pan Pacific International Holdings Corp.	171,600	2,865

Panasonic Corp.	849,800	6,922

Park24 Co. Ltd.	41,400	961

PeptiDream, Inc. *	36,400	1,737

Persol Holdings Co. Ltd.	70,200	1,336

Pigeon Corp.	43,700	1,801

Pola Orbis Holdings, Inc.	36,100	813

Rakuten, Inc.	327,200	3,227

Recruit Holdings Co. Ltd.	518,900	15,860

Renesas Electronics Corp. *	290,100	1,887

Resona Holdings, Inc.	810,410	3,490

Ricoh Co. Ltd.	246,900	2,235

Rinnai Corp.	13,300	899

Rohm Co. Ltd.	35,600	2,745

Ryohin Keikaku Co. Ltd.	91,000	1,708

Sankyo Co. Ltd.	16,600	573

Santen Pharmaceutical Co. Ltd.	139,800	2,439

SBI Holdings, Inc.	88,760	1,911

Secom Co. Ltd.	80,700	7,387

Sega Sammy Holdings, Inc.	67,300	947

Seibu Holdings, Inc.	77,500	1,354

Seiko Epson Corp.	99,900	1,413

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Sekisui Chemical Co. Ltd.	139,700	$2,178

Sekisui House Ltd.	232,800	4,595

Seven & i Holdings Co. Ltd.	289,300	11,102

Seven Bank Ltd.	237,700	653

SG Holdings Co. Ltd.	56,000	1,371

Sharp Corp.	79,600	889

Shimadzu Corp.	84,400	2,145

Shimamura Co. Ltd.	8,600	684

Shimano, Inc.	28,700	4,341

Shimizu Corp.	230,300	2,094

Shin-Etsu Chemical Co. Ltd.	139,000	14,977

Shinsei Bank Ltd.	62,100	908

Shionogi & Co. Ltd.	103,700	5,786

Shiseido Co. Ltd.	153,000	12,223

Shizuoka Bank (The) Ltd.	180,700	1,354

Showa Denko K.K.	51,500	1,357

SMC Corp.	22,000	9,466

Softbank Corp.	643,400	8,714

SoftBank Group Corp.	632,700	24,851

Sohgo Security Services Co. Ltd.	27,100	1,426

Sompo Holdings, Inc.	130,245	5,476

Sony Corp.	487,000	28,616

Sony Financial Holdings, Inc.	59,000	1,285

Stanley Electric Co. Ltd.	46,200	1,231

Subaru Corp.	234,800	6,637

SUMCO Corp.	97,500	1,323

Sumitomo Chemical Co. Ltd.	542,800	2,453

Sumitomo Corp.	450,600	7,069

Sumitomo Dainippon Pharma Co. Ltd.	63,600	1,051

Sumitomo Electric Industries Ltd.	291,700	3,725

Sumitomo Heavy Industries Ltd.	41,900	1,251

Sumitomo Metal Mining Co. Ltd.	87,500	2,729

Sumitomo Mitsui Financial Group, Inc.	507,942	17,447

Sumitomo Mitsui Trust Holdings, Inc.	128,019	4,640

Sumitomo Realty & Development Co. Ltd.	129,700	4,957

Sumitomo Rubber Industries Ltd.	67,100	800

Sundrug Co. Ltd.	28,800	906

Suntory Beverage & Food Ltd.	52,100	2,228

Suzuken Co. Ltd.	26,736	1,443

Suzuki Motor Corp.	142,300	6,045

Sysmex Corp.	64,298	4,322

T&D Holdings, Inc.	209,800	2,240

Taiheiyo Cement Corp.	45,100	1,212

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Taisei Corp.	78,500	$3,056

Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,022

Taiyo Nippon Sanso Corp.	50,900	1,033

Takeda Pharmaceutical Co. Ltd.	569,466	19,511

TDK Corp.	49,200	4,447

Teijin Ltd.	60,800	1,174

Terumo Corp.	245,600	7,912

THK Co. Ltd.	47,300	1,254

Tobu Railway Co. Ltd.	73,200	2,380

Toho Co. Ltd.	42,500	1,867

Toho Gas Co. Ltd.	28,000	1,074

Tohoku Electric Power Co., Inc.	161,800	1,583

Tokio Marine Holdings, Inc.	244,300	13,116

Tokyo Century Corp.	16,600	773

Tokyo Electric Power Co. Holdings, Inc. *	590,400	2,891

Tokyo Electron Ltd.	59,700	11,467

Tokyo Gas Co. Ltd.	148,300	3,749

Tokyu Corp.	194,400	3,661

Tokyu Fudosan Holdings Corp.	223,800	1,434

Toppan Printing Co. Ltd.	101,300	1,803

Toray Industries, Inc.	536,700	4,007

Toshiba Corp.	196,500	6,018

Tosoh Corp.	95,500	1,271

TOTO Ltd.	53,700	2,024

Toyo Seikan Group Holdings Ltd.	56,400	881

Toyo Suisan Kaisha Ltd.	33,700	1,351

Toyoda Gosei Co. Ltd.	24,800	500

Toyota Industries Corp.	57,300	3,307

Toyota Motor Corp.	872,144	58,498

Toyota Tsusho Corp.	79,500	2,578

Trend Micro, Inc.	49,000	2,341

Tsuruha Holdings, Inc.	13,800	1,509

Unicharm Corp.	155,300	4,922

United Urban Investment Corp.	1,079	2,067

USS Co. Ltd.	85,100	1,660

Welcia Holdings Co. Ltd.	17,700	894

West Japan Railway Co.	63,100	5,345

Yahoo Japan Corp.	1,011,100	2,861

Yakult Honsha Co. Ltd.	46,600	2,608

Yamada Denki Co. Ltd.	240,090	1,162

Yamaha Corp.	55,700	2,520

Yamaha Motor Co. Ltd.	105,400	1,922

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Japan – 24.3% – continued

Yamato Holdings Co. Ltd.	119,900	$1,813

Yamazaki Baking Co. Ltd.	45,805	817

Yaskawa Electric Corp.	90,100	3,347

Yokogawa Electric Corp.	87,000	1,593

Yokohama Rubber (The) Co. Ltd.	46,900	944

ZOZO, Inc.	77,100	1,779
		1,300,669

Macau – 0.1%

MGM China Holdings Ltd.	355,716	559

Sands China Ltd.	932,299	4,257

Wynn Macau Ltd.	582,146	1,144
		5,960

Mexico – 0.0%

Fresnillo PLC	80,145	674

Netherlands – 5.0%

ABN AMRO Bank N.V. – C.V.A. (3)	158,918	2,802

Adyen N.V. (3)*	3,935	2,595

Aegon N.V.	703,498	2,926

Akzo Nobel N.V.	86,766	7,740

ArcelorMittal	256,570	3,617

ASML Holding N.V.	162,841	40,417

EXOR N.V.	41,133	2,760

Heineken Holding N.V.	44,533	4,437

Heineken N.V.	99,505	10,760

ING Groep N.V.	1,488,365	15,602

Koninklijke Ahold Delhaize N.V.	452,385	11,317

Koninklijke DSM N.V.	69,213	8,326

Koninklijke KPN N.V.	1,377,824	4,298

Koninklijke Philips N.V.	353,676	16,394

Koninklijke Vopak N.V.	26,423	1,357

NN Group N.V.	114,147	4,052

NXP Semiconductors N.V.	108,874	11,880

Prosus N.V. *	186,963	13,725

QIAGEN N.V. *	88,304	2,891

Randstad N.V.	46,201	2,270

Royal Dutch Shell PLC, Class A	1,664,450	48,651

Royal Dutch Shell PLC, Class B	1,432,087	42,070

Wolters Kluwer N.V.	107,756	7,870
		268,757

New Zealand – 0.2%

a2 Milk Co. Ltd. *	280,113	2,327

Auckland International Airport Ltd.	368,151	2,104

Fisher & Paykel Healthcare Corp. Ltd.	219,426	2,371

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

New Zealand – 0.2% – continued

Fletcher Building Ltd.	325,073	$1,047

Meridian Energy Ltd.	483,270	1,574

Ryman Healthcare Ltd.	153,146	1,272

Spark New Zealand Ltd.	699,743	1,934
		12,629

Norway – 0.6%

Aker BP ASA	42,382	1,130

DNB ASA	369,484	6,523

Equinor ASA	382,435	7,254

Gjensidige Forsikring ASA	75,835	1,505

Mowi ASA	165,946	3,829

Norsk Hydro ASA	508,236	1,794

Orkla ASA	295,240	2,688

Schibsted ASA, Class B	36,657	1,028

Telenor ASA	279,076	5,600

Yara International ASA	69,005	2,977
		34,328

Portugal – 0.2%

Banco Espirito Santo S.A. (Registered) (2)*	882,815	–

EDP – Energias de Portugal S.A.	968,603	3,762

Galp Energia SGPS S.A.	195,688	2,944

Jeronimo Martins SGPS S.A.	97,040	1,637
		8,343

Russia – 0.0%

Evraz PLC	195,898	1,127

Singapore – 1.2%

Ascendas Real Estate Investment Trust	944,979	2,135

CapitaLand Commercial Trust	985,836	1,475

CapitaLand Ltd.	948,450	2,429

CapitaLand Mall Trust	1,008,400	1,920

City Developments Ltd.	174,000	1,240

ComfortDelGro Corp. Ltd.	832,300	1,448

DBS Group Holdings Ltd.	685,870	12,362

Genting Singapore Ltd.	2,306,980	1,469

Golden Agri-Resources Ltd. *	2,292,592	374

Jardine Cycle & Carriage Ltd.	38,773	844

Keppel Corp. Ltd.	562,750	2,422

Oversea-Chinese Banking Corp. Ltd.	1,216,260	9,585

SATS Ltd.	273,200	958

Sembcorp Industries Ltd.	380,644	574

Singapore Airlines Ltd.	204,134	1,351

Singapore Exchange Ltd.	318,400	1,954

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Singapore – 1.2% – continued

Singapore Press Holdings Ltd.	609,295	$919

Singapore Technologies Engineering Ltd.	595,600	1,655

Singapore Telecommunications Ltd.	3,107,125	6,977

Suntec Real Estate Investment Trust	746,400	1,026

United Overseas Bank Ltd.	480,449	8,901

UOL Group Ltd.	174,180	946

Venture Corp. Ltd.	104,200	1,155

Wilmar International Ltd.	723,300	1,957
		66,076

South Africa – 0.0%

Investec PLC	255,784	1,317

Spain – 2.9%

ACS Actividades de Construccion y Servicios S.A.	100,538	4,022

Aena S.M.E. S.A. (3)	25,539	4,681

Amadeus IT Group S.A.	167,254	11,994

Banco Bilbao Vizcaya Argentaria S.A.	2,543,556	13,270

Banco de Sabadell S.A.	2,128,317	2,068

Banco Santander S.A.	6,410,912	26,141

Bankia S.A.	460,031	870

Bankinter S.A.	263,798	1,668

CaixaBank S.A.	1,379,973	3,630

Cellnex Telecom S.A. (3)*	75,101	3,102

Enagas S.A.	87,657	2,033

Endesa S.A.	122,083	3,212

Ferrovial S.A.	186,638	5,393

Grifols S.A.	115,535	3,404

Iberdrola S.A.	2,294,273	23,843

Industria de Diseno Textil S.A.	417,495	12,932

Mapfre S.A.	410,543	1,107

Naturgy Energy Group S.A.	114,612	3,040

Red Electrica Corp. S.A.	166,396	3,378

Repsol S.A.	552,444	8,617

Siemens Gamesa Renewable Energy S.A.	90,112	1,224

Telefonica S.A.	1,785,098	13,631
		153,260

Sweden – 2.4%

Alfa Laval AB	123,101	2,432

Assa Abloy AB, Class B	380,738	8,482

Atlas Copco AB, Class A	257,932	7,941

Atlas Copco AB, Class B	149,588	4,059

Boliden AB	105,808	2,435

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Sweden – 2.4% – continued

Electrolux AB, Class B	87,680	$2,081

Epiroc AB, Class A	255,424	2,773

Epiroc AB, Class B	145,621	1,507

Essity AB, Class B	232,981	6,798

Hennes & Mauritz AB, Class B	306,610	5,950

Hexagon AB, Class B	100,694	4,865

Husqvarna AB, Class B	159,603	1,215

ICA Gruppen AB	35,647	1,647

Industrivarden AB, Class C	66,021	1,446

Investor AB, Class B	171,265	8,377

Kinnevik AB, Class B	93,953	2,473

L E Lundbergforetagen AB, Class B	27,563	1,038

Lundin Petroleum AB	70,937	2,122

Millicom International Cellular S.A. SDR	24,832	1,205

Sandvik AB	434,268	6,763

Securitas AB, Class B	117,561	1,802

Skandinaviska Enskilda Banken AB, Class A	622,977	5,730

Skanska AB, Class B	131,076	2,656

SKF AB, Class B	144,302	2,388

Svenska Handelsbanken AB, Class A	591,225	5,543

Swedbank AB, Class A	348,995	5,028

Swedish Match AB	65,652	2,716

Tele2 AB, Class B	192,849	2,868

Telefonaktiebolaget LM Ericsson, Class B	1,171,883	9,366

Telia Co. AB	1,030,013	4,614

Volvo AB, Class B	560,051	7,876
		126,196

Switzerland – 9.7%

ABB Ltd. (Registered)	708,682	13,919

Adecco Group A.G. (Registered)	58,153	3,217

Alcon, Inc. *	158,755	9,265

Baloise Holding A.G. (Registered)	18,853	3,379

Barry Callebaut A.G. (Registered)	832	1,719

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	413	3,049

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	38	3,145

Cie Financiere Richemont S.A. (Registered)	199,545	14,665

Clariant A.G. (Registered) *	72,258	1,407

Coca-Cola HBC A.G. – CDI *	77,034	2,517

Credit Suisse Group A.G. (Registered) *	983,420	12,074

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

Switzerland – 9.7% – continued

Dufry A.G. (Registered) *	16,827	$1,409

EMS-Chemie Holding A.G. (Registered)	3,134	1,953

Geberit A.G. (Registered)	14,257	6,807

Givaudan S.A. (Registered)	3,518	9,819

Glencore PLC *	4,194,703	12,638

Julius Baer Group Ltd. *	85,077	3,774

Kuehne + Nagel International A.G. (Registered)	20,954	3,088

LafargeHolcim Ltd. (Registered) *	53,665	2,641

LafargeHolcim Ltd. (Registered) (Swiss Exchange) *	131,629	6,487

Lonza Group A.G. (Registered) *	28,414	9,615

Nestle S.A. (Registered)	1,171,081	127,032

Novartis A.G. (Registered)	821,200	71,293

Pargesa Holding S.A. (Bearer)	12,977	998

Partners Group Holding A.G.	7,095	5,442

Roche Holding A.G. (Genusschein)	268,491	78,299

Schindler Holding A.G. (Participation Certificate)	15,393	3,445

Schindler Holding A.G. (Registered)	7,646	1,705

SGS S.A. (Registered)	2,078	5,150

Sika A.G. (Registered)	49,186	7,199

Sonova Holding A.G. (Registered)	21,383	4,973

STMicroelectronics N.V.	263,669	5,109

Straumann Holding A.G. (Registered)	3,909	3,197

Swatch Group (The) A.G. (Bearer)	11,220	2,984

Swatch Group (The) A.G. (Registered)	20,961	1,055

Swiss Life Holding A.G. (Registered)	13,145	6,282

Swiss Prime Site A.G. (Registered) *	29,176	2,857

Swiss Re A.G.	116,612	12,170

Swisscom A.G. (Registered)	9,985	4,925

Temenos A.G. (Registered) *	24,706	4,140

UBS Group A.G. (Registered) *	1,470,616	16,718

Vifor Pharma A.G.	17,686	2,827

Zurich Insurance Group A.G.	58,061	22,217
		516,604

United Arab Emirates – 0.0%

NMC Health PLC	35,048	1,167

United Kingdom – 14.3%

3i Group PLC	376,100	5,393

Admiral Group PLC	74,316	1,936

Anglo American PLC	402,396	9,270

Ashtead Group PLC	177,495	4,939

Associated British Foods PLC	138,083	3,909

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

United Kingdom – 14.3% – continued

AstraZeneca PLC	501,335	$44,551

Auto Trader Group PLC (3)	360,166	2,258

Aviva PLC	1,484,306	7,279

BAE Systems PLC	1,227,109	8,598

Barclays PLC	6,580,157	12,161

Barratt Developments PLC	385,906	3,076

Berkeley Group Holdings (The) PLC	45,350	2,330

BP PLC	7,786,021	49,228

British American Tobacco PLC	876,996	32,424

British Land (The) Co. PLC	340,666	2,451

BT Group PLC	3,235,886	7,110

Bunzl PLC	129,876	3,396

Burberry Group PLC	156,832	4,195

Centrica PLC	2,157,544	1,956

CNH Industrial N.V.	386,383	3,940

Coca-Cola European Partners PLC	91,543	5,076

Compass Group PLC	605,018	15,567

Croda International PLC	48,888	2,923

Diageo PLC	906,812	37,107

Direct Line Insurance Group PLC	529,263	1,952

easyJet PLC	57,754	817

Ferguson PLC	89,164	6,514

Fiat Chrysler Automobiles N.V.	170,893	2,214

Fiat Chrysler Automobiles N.V. (New York Exchange)	246,814	3,196

G4S PLC	585,470	1,363

GlaxoSmithKline PLC	1,903,806	40,752

Halma PLC	147,191	3,566

Hargreaves Lansdown PLC	108,243	2,766

HSBC Holdings PLC	7,742,951	59,409

Imperial Brands PLC	365,259	8,205

Informa PLC	483,122	5,060

InterContinental Hotels Group PLC	67,205	4,194

Intertek Group PLC	62,669	4,220

ITV PLC	1,376,169	2,126

J Sainsbury PLC	690,914	1,867

John Wood Group PLC	256,856	1,197

Johnson Matthey PLC	72,836	2,740

Kingfisher PLC	806,241	2,050

Land Securities Group PLC	271,801	2,862

Legal & General Group PLC	2,287,137	6,983

Lloyds Banking Group PLC	27,155,852	18,110

London Stock Exchange Group PLC	120,482	10,820

Marks & Spencer Group PLC	739,148	1,676

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

United Kingdom – 14.3% – continued

Meggitt PLC	291,200	$2,275

Melrose Industries PLC	1,872,462	4,639

Merlin Entertainments PLC (3)	272,801	1,518

Micro Focus International PLC	133,681	1,886

Mondi PLC (London Exchange)	187,375	3,588

National Grid PLC	1,305,623	14,157

Next PLC	52,528	3,995

Ocado Group PLC *	175,523	2,857

Pearson PLC	296,066	2,684

Persimmon PLC	123,656	3,300

Prudential PLC	979,461	17,788

Reckitt Benckiser Group PLC	271,213	21,152

RELX PLC (London Exchange)	745,879	17,696

Rentokil Initial PLC	716,067	4,118

Rio Tinto Ltd.	141,982	8,930

Rio Tinto PLC	433,068	22,494

Rolls-Royce Holdings PLC *	653,080	6,360

Royal Bank of Scotland Group PLC	1,848,785	4,724

RSA Insurance Group PLC	397,663	2,612

Sage Group (The) PLC	412,868	3,513

Schroders PLC	45,615	1,725

Segro PLC	411,503	4,102

Severn Trent PLC	91,223	2,429

Smith & Nephew PLC	332,108	8,000

Smiths Group PLC	152,829	2,949

Spirax-Sarco Engineering PLC	28,620	2,761

SSE PLC	396,932	6,082

St. James’s Place PLC	202,216	2,435

Standard Chartered PLC	1,065,874	8,961

Standard Life Aberdeen PLC	921,847	3,239

Taylor Wimpey PLC	1,245,139	2,472

Tesco PLC	3,736,700	11,081

Unilever N.V.	556,607	33,445

Unilever PLC	423,565	25,468

United Utilities Group PLC	262,484	2,664

Vodafone Group PLC	10,245,778	20,404

Weir Group (The) PLC	101,222	1,776

Whitbread PLC	51,575	2,723

Wm Morrison Supermarkets PLC	918,019	2,261

WPP PLC	487,187	6,099
		767,094

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 98.2% (1) – continued

United States – 0.1%

Carnival PLC	62,174	$2,577
Total Common Stocks
(Cost $4,285,507)		5,250,719

PREFERRED STOCKS – 0.5% (1)

Germany – 0.5%

Bayerische Motoren Werke A.G., 6.84% (4)	21,045	1,168

FUCHS PETROLUB S.E., 2.79% (4)	28,177	1,057

Henkel A.G. & Co. KGaA, 2.04% (4)	68,387	6,771

Porsche Automobil Holding S.E., 3.67% (4)	59,072	3,843

Sartorius A.G., 0.37% (4)	13,559	2,474

Volkswagen A.G., 3.11% (4)	70,880	12,057
		27,370
Total Preferred Stocks
(Cost $23,428)		27,370

RIGHTS – 0.0%

Australia – 0.0%

Harvey Norman Holdings Ltd. *	12,919	16
Total Rights
(Cost $–)		16

INVESTMENT COMPANIES – 0.5%

iShares Core MSCI EAFE ETF	180,200	11,005

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (5)(6)	18,161,401	18,161
Total Investment Companies
(Cost $28,349)		29,166

Total Investments – 99.2%
(Cost $4,337,284)		5,307,271

Other Assets less Liabilities – 0.8%		42,152
Net Assets – 100.0%		$5,349,423

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNY Mellon	Danish Krone	877	United States Dollar	130	12/18/19	$ 1

BNY Mellon	United States Dollar	77	Hong Kong Dollar	605	12/18/19	–*

Citibank	Australian Dollar	1,279	United States Dollar	880	12/18/19	14

Citibank	Euro	1,099	United States Dollar	1,220	12/18/19	15

Citibank	United States Dollar	2,981	British Pound	2,416	12/18/19	1

Citibank	United States Dollar	800	Hong Kong Dollar	6,268	12/18/19	–*

JPMorgan Chase	British Pound	1,528	United States Dollar	1,890	12/18/19	5

Morgan Stanley	Swiss Franc	2,163	United States Dollar	2,197	12/18/19	14

Subtotal Appreciation						50

Citibank	United States Dollar	2,000	Australian Dollar	2,932	12/18/19	(16)

Citibank	United States Dollar	1,800	British Pound	1,437	12/18/19	(28)

Citibank	United States Dollar	132	New Zealand Dollar	205	12/18/19	(3)

Goldman Sachs	United States Dollar	5,608	Euro	5,091	12/18/19	(25)

Goldman Sachs	United States Dollar	7,922	Japanese Yen	848,182	12/18/19	(30)

JPMorgan Chase	United States Dollar	2,500	British Pound	1,996	12/18/19	(37)

JPMorgan Chase	United States Dollar	306	Singapore Dollar	422	12/18/19	(1)

Morgan Stanley	United States Dollar	452	Australian Dollar	657	12/18/19	(8)

Toronto-Dominion	Bank Japanese Yen	839,431	United States Dollar	7,800	12/18/19	(10)

Toronto-Dominion	Bank United States Dollar	1,000	Australian Dollar	1,473	12/18/19	(3)

Toronto-Dominion	Bank United States Dollar	2,300	British Pound	1,862	12/18/19	(2)

Toronto-Dominion	Bank United States Dollar	3,400	Euro	3,088	12/18/19	(13)

Toronto-Dominion	Bank United States Dollar	259	Norwegian Krone	2,325	12/18/19	(4)

Toronto-Dominion	Bank United States Dollar	940	Swedish Krona	9,054	12/18/19	(15)

Toronto-Dominion	Bank United States Dollar	1,000	Swiss Franc	985	12/18/19	(5)

Subtotal Depreciation						(200)

Total						$(150)

*	Amount rounds to less than one thousand.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
Euro Stoxx 50 (Euro)	672	$26,039	Long	12/19	$271

FTSE 100 Index (British Pound)	128	11,620	Long	12/19	82

Hang Seng Index (Hong Kong Dollar)	15	2,492	Long	10/19	(34)

SPI 200 Index (Australian Dollar)	53	5,976	Long	12/19	13

Topix Index (Japanese Yen)	104	15,274	Long	12/19	478

Total					$810

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	5.4%
Consumer Discretionary	11.5
Consumer Staples	12.0
Energy	5.1
Financials	18.7
Health Care	11.5
Industrials	14.7
Information Technology	6.7
Materials	7.0
Real Estate	3.6
Utilities	3.8

Total	100.0%

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	31.5%
Japanese Yen	24.6
British Pound	16.3
Swiss Franc	9.3
Australian Dollar	7.1
All other currencies less than 5%	11.2

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
China	$ 1,702	$ 650	$–	$ 2,352
Hong Kong	1,562	177,231	–	178,793
Ireland	2,609	45,687	–	48,296
Israel	11,449	18,519	–	29,968
Italy	3,546	107,861	–	111,407
Netherlands	25,605	243,152	–	268,757
United Kingdom	8,272	758,822	–	767,094
All Other Countries (1)	–	3,844,052	–	3,844,052
Total Common Stocks	54,745	5,195,974	–	5,250,719
Preferred Stocks (1)	–	27,370	–	27,370
Rights (1)	16	–	–	16
Investment Companies	29,166	–	–	29,166
Total Investments	$83,927	$5,223,344	$–	$5,307,271

OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$ –	$ 50	$–	$ 50

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Futures Contracts	$844	$ –	$–	$844
Liabilities
Forward Foreign Currency Exchange Contracts	–	(200)	–	(200)
Futures Contracts	(34)	–	–	(34)
Total Other Financial Instruments	$810	$(150)	$–	$660

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7%

Aerospace & Defense – 1.2%

Axon Enterprise, Inc. *	79,677	$4,524

Teledyne Technologies, Inc. *	48,915	15,750

Woodward, Inc.	75,676	8,160
		28,434

Apparel & Textile Products – 0.8%

Carter’s, Inc.	60,163	5,487

Deckers Outdoor Corp. *	38,836	5,723

Skechers U.S.A., Inc., Class A *	179,852	6,718
		17,928

Asset Management – 1.1%

Eaton Vance Corp.	151,990	6,829

Federated Investors, Inc., Class B	129,253	4,189

Janus Henderson Group PLC	213,879	4,803

Legg Mason, Inc.	109,635	4,187

Stifel Financial Corp.	93,547	5,368
		25,376

Automotive – 1.3%

Adient PLC	117,078	2,688

Dana, Inc.	193,519	2,794

Delphi Technologies PLC	117,133	1,570

Gentex Corp.	342,582	9,433

Goodyear Tire & Rubber (The) Co.	312,646	4,504

ITT, Inc.	118,328	7,240

Visteon Corp. *	37,589	3,103
		31,332

Banking – 7.3%

Associated Banc-Corp	218,029	4,415

BancorpSouth Bank	125,892	3,728

Bank of Hawaii Corp.	54,631	4,694

Bank OZK	162,537	4,432

Cathay General Bancorp	101,976	3,542

Commerce Bancshares, Inc.	132,806	8,055

Cullen/Frost Bankers, Inc.	76,664	6,789

East West Bancorp, Inc.	195,699	8,668

First Financial Bankshares, Inc.	182,618	6,087

First Horizon National Corp.	420,147	6,806

FNB Corp.	436,802	5,036

Fulton Financial Corp.	223,599	3,618

Hancock Whitney Corp.	121,967	4,671

Home BancShares, Inc.	209,425	3,936

International Bancshares Corp.	77,700	3,001

New York Community Bancorp, Inc.	628,412	7,887

PacWest Bancorp	158,949	5,776

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Banking – 7.3% – continued

Pinnacle Financial Partners, Inc.	97,249	$5,519

Prosperity Bancshares, Inc.	92,843	6,557

Signature Bank	73,595	8,774

Sterling Bancorp	275,874	5,534

Synovus Financial Corp.	207,492	7,420

TCF Financial Corp.	206,377	7,857

Texas Capital Bancshares, Inc. *	67,634	3,696

Trustmark Corp.	86,608	2,954

UMB Financial Corp.	58,061	3,750

Umpqua Holdings Corp.	296,086	4,874

United Bankshares, Inc.	136,981	5,187

Valley National Bancorp	446,132	4,849

Washington Federal, Inc.	106,755	3,949

Webster Financial Corp.	123,922	5,808

Wintrust Financial Corp.	76,216	4,926
		172,795

Biotechnology & Pharmaceuticals – 0.7%

Exelixis, Inc. *	407,289	7,203

Ligand Pharmaceuticals, Inc. *	25,561	2,545

Prestige Consumer Healthcare, Inc. *	67,549	2,343

United Therapeutics Corp. *	58,960	4,702
		16,793

Chemicals – 2.6%

Ashland Global Holdings, Inc.	81,379	6,270

Cabot Corp.	77,702	3,522

Chemours (The) Co.	219,829	3,284

Ingevity Corp. *	56,284	4,775

Minerals Technologies, Inc.	47,148	2,503

NewMarket Corp.	9,929	4,687

Olin Corp.	220,925	4,136

PolyOne Corp.	103,372	3,375

RPM International, Inc.	174,364	11,998

Sensient Technologies Corp.	56,909	3,907

Valvoline, Inc.	253,056	5,575

Versum Materials, Inc.	146,891	7,775
		61,807

Commercial Services – 1.1%

ASGN, Inc. *	71,131	4,471

Brink’s (The) Co.	67,232	5,577

Healthcare Services Group, Inc.	99,665	2,421

Insperity, Inc.	52,057	5,134

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Commercial Services – 1.1% – continued

ManpowerGroup, Inc.	80,462	$6,778

Sotheby’s *	43,876	2,500
		26,881

Construction Materials – 1.9%

Carlisle Cos., Inc.	76,116	11,078

Eagle Materials, Inc.	56,507	5,086

Louisiana-Pacific Corp.	166,214	4,086

MDU Resources Group, Inc.	267,663	7,545

Owens Corning	146,293	9,246

Trex Co., Inc. *	78,564	7,144
		44,185

Consumer Products – 2.5%

Boston Beer (The) Co., Inc., Class A *	12,350	4,496

Edgewell Personal Care Co. *	72,831	2,366

Energizer Holdings, Inc.	86,168	3,755

Flowers Foods, Inc.	258,772	5,986

Hain Celestial Group (The), Inc. *	107,895	2,317

Helen of Troy Ltd. *	33,765	5,323

Ingredion, Inc.	89,717	7,334

Lancaster Colony Corp.	26,737	3,707

Nu Skin Enterprises, Inc., Class A	74,694	3,177

Pilgrim’s Pride Corp. *	70,381	2,255

Post Holdings, Inc. *	92,344	9,774

Sanderson Farms, Inc.	26,460	4,004

Spectrum Brands Holdings, Inc.	8,491	448

Tootsie Roll Industries, Inc.	22,672	842

TreeHouse Foods, Inc. *	75,564	4,190
		59,974

Consumer Services – 1.1%

Aaron’s, Inc.	90,833	5,837

Adtalem Global Education, Inc. *	73,852	2,813

Graham Holdings Co., Class B	5,850	3,881

Service Corp. International	245,213	11,724

WW International, Inc. *	62,441	2,361
		26,616

Containers & Packaging – 1.0%

AptarGroup, Inc.	86,114	10,200

Greif, Inc., Class A	35,237	1,335

Owens-Illinois, Inc.	209,038	2,147

Silgan Holdings, Inc.	104,653	3,143

Sonoco Products Co.	134,575	7,834
		24,659

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Design, Manufacturing & Distribution – 1.4%

Arrow Electronics, Inc. *	111,792	$8,337

Avnet, Inc.	139,328	6,198

Jabil, Inc.	187,125	6,694

SYNNEX Corp.	54,942	6,203

Tech Data Corp. *	47,870	4,990
		32,422

Distributors – Discretionary – 0.6%

KAR Auction Services, Inc.	179,486	4,406

Pool Corp.	53,683	10,828
		15,234

Electrical Equipment – 3.1%

Acuity Brands, Inc.	53,648	7,231

Belden, Inc.	51,950	2,771

Cognex Corp.	229,479	11,274

Hubbell, Inc.	73,161	9,614

Lennox International, Inc.	47,390	11,514

Littelfuse, Inc.	33,062	5,862

National Instruments Corp.	159,612	6,702

nVent Electric PLC	209,204	4,611

Trimble, Inc. *	338,568	13,140
		72,719

Engineering & Construction Services – 1.4%

AECOM *	212,074	7,965

Dycom Industries, Inc. *	42,347	2,162

EMCOR Group, Inc.	75,478	6,500

Fluor Corp.	188,161	3,600

Granite Construction, Inc.	62,986	2,024

KBR, Inc.	190,337	4,671

MasTec, Inc. *	81,061	5,263
		32,185

Forest & Paper Products – 0.1%

Domtar Corp.	84,148	3,013

Gaming, Lodging & Restaurants – 3.7%

Boyd Gaming Corp.	107,602	2,577

Brinker International, Inc.	50,431	2,152

Caesars Entertainment Corp. *	747,308	8,714

Cheesecake Factory (The), Inc.	55,221	2,302

Churchill Downs, Inc.	47,913	5,915

Cracker Barrel Old Country Store, Inc.	32,332	5,259

Domino’s Pizza, Inc.	55,444	13,561

Dunkin’ Brands Group, Inc.	111,229	8,827

Eldorado Resorts, Inc. *	87,838	3,502

Jack in the Box, Inc.	34,727	3,164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Gaming, Lodging & Restaurants – 3.7% – continued

Marriott Vacations Worldwide Corp.	52,090	$5,397

Papa John’s International, Inc.	29,493	1,544

Penn National Gaming, Inc. *	145,892	2,717

Scientific Games Corp. *	72,648	1,478

Texas Roadhouse, Inc.	87,941	4,619

Wendy’s (The) Co.	247,788	4,951

Wyndham Destinations, Inc.	124,017	5,707

Wyndham Hotels & Resorts, Inc.	129,667	6,709
		89,095

Hardware – 1.9%

Ciena Corp. *	208,574	8,182

InterDigital, Inc.	41,864	2,197

Lumentum Holdings, Inc. *	103,404	5,538

NCR Corp. *	171,286	5,406

NetScout Systems, Inc. *	89,774	2,070

Plantronics, Inc.	43,554	1,626

ViaSat, Inc. *	77,481	5,836

Zebra Technologies Corp., Class A *	72,767	15,017
		45,872

Health Care Facilities & Services – 3.4%

Acadia Healthcare Co., Inc. *	119,018	3,699

Amedisys, Inc. *	43,255	5,667

Catalent, Inc. *	196,340	9,358

Charles River Laboratories International, Inc. *	65,612	8,685

Chemed Corp.	21,405	8,938

Encompass Health Corp.	132,617	8,392

HealthEquity, Inc. *	95,103	5,435

MEDNAX, Inc. *	113,188	2,560

Molina Healthcare, Inc. *	84,318	9,251

Patterson Cos., Inc.	116,072	2,068

PRA Health Sciences, Inc. *	84,424	8,377

Syneos Health, Inc. *	83,797	4,459

Tenet Healthcare Corp. *	139,092	3,077
		79,966

Home & Office Products – 1.5%

Herman Miller, Inc.	79,412	3,660

HNI Corp.	57,666	2,047

KB Home	114,626	3,897

MSA Safety, Inc.	47,893	5,226

Scotts Miracle-Gro (The) Co.	52,983	5,395

Tempur Sealy International, Inc. *	61,922	4,780

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Home & Office Products – 1.5% – continued

Toll Brothers, Inc.	173,755	$7,133

TRI Pointe Group, Inc. *	191,375	2,878
		35,016

Industrial Services – 0.6%

MSC Industrial Direct Co., Inc., Class A	60,525	4,390

Resideo Technologies, Inc. *	165,108	2,369

Watsco, Inc.	43,856	7,420
		14,179

Institutional Financial Services – 1.1%

Evercore, Inc., Class A	53,606	4,294

Interactive Brokers Group, Inc., Class A	103,476	5,565

Jefferies Financial Group, Inc.	338,851	6,235

SEI Investments Co.	170,559	10,106
		26,200

Insurance – 5.3%

Alleghany Corp. *	19,403	15,479

American Financial Group, Inc.	100,378	10,826

Brighthouse Financial, Inc. *	149,791	6,062

Brown & Brown, Inc.	313,926	11,320

CNO Financial Group, Inc.	209,792	3,321

Genworth Financial, Inc., Class A *	676,761	2,978

Hanover Insurance Group (The), Inc.	53,187	7,209

Kemper Corp.	84,204	6,563

Mercury General Corp.	36,360	2,032

Old Republic International Corp.	383,238	9,033

Primerica, Inc.	56,316	7,165

Reinsurance Group of America, Inc.	84,389	13,492

RenaissanceRe Holdings Ltd.	59,381	11,487

Selective Insurance Group, Inc.	79,835	6,003

W.R. Berkley Corp.	194,584	14,055
		127,025

Iron & Steel – 1.3%

Allegheny Technologies, Inc. *	169,524	3,433

Carpenter Technology Corp.	64,091	3,311

Commercial Metals Co.	158,565	2,756

Reliance Steel & Aluminum Co.	89,623	8,932

Steel Dynamics, Inc.	295,293	8,800

United States Steel Corp.	229,556	2,651

Worthington Industries, Inc.	49,839	1,796
		31,679

Leisure Products – 0.9%

Brunswick Corp.	115,271	6,008

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Leisure Products – 0.9% – continued

Mattel, Inc. *	464,633	$5,292

Polaris, Inc.	77,260	6,800

Thor Industries, Inc.	74,044	4,194
		22,294

Machinery – 3.3%

AGCO Corp.	85,087	6,441

Colfax Corp. *	112,333	3,264

Crane Co.	68,518	5,525

Curtiss-Wright Corp.	57,453	7,433

Graco, Inc.	224,298	10,327

Kennametal, Inc.	110,888	3,409

Lincoln Electric Holdings, Inc.	83,073	7,207

Nordson Corp.	68,802	10,063

Oshkosh Corp.	91,964	6,971

Regal Beloit Corp.	56,384	4,108

Terex Corp.	88,083	2,287

Toro (The) Co.	143,343	10,507
		77,542

Manufactured Goods – 0.3%

Timken (The) Co.	92,025	4,004

Valmont Industries, Inc.	29,090	4,027
		8,031

Media – 1.7%

AMC Networks, Inc., Class A *	59,378	2,919

Cable One, Inc.	6,752	8,472

GrubHub, Inc. *	122,838	6,905

John Wiley & Sons, Inc., Class A	59,218	2,602

Meredith Corp.	53,862	1,975

New York Times (The) Co., Class A	193,268	5,504

TEGNA, Inc.	291,326	4,524

World Wrestling Entertainment, Inc., Class A	63,953	4,550

Yelp, Inc. *	86,915	3,020
		40,471

Medical Equipment & Devices – 5.0%

Avanos Medical, Inc. *	64,149	2,403

Bio-Rad Laboratories, Inc., Class A *	28,896	9,615

Bio-Techne Corp.	51,176	10,014

Cantel Medical Corp.	49,341	3,691

Globus Medical, Inc., Class A *	103,063	5,268

Haemonetics Corp. *	68,267	8,611

Hill-Rom Holdings, Inc.	89,841	9,454

ICU Medical, Inc. *	25,842	4,124

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Medical Equipment & Devices – 5.0% – continued

Integra LifeSciences Holdings Corp. *	95,460	$5,734

LivaNova PLC *	65,070	4,801

Masimo Corp. *	65,967	9,815

NuVasive, Inc. *	69,985	4,436

Penumbra, Inc. *	43,042	5,789

Repligen Corp. *	62,360	4,782

STERIS PLC	113,874	16,454

West Pharmaceutical Services, Inc.	99,166	14,064
		119,055

Metals & Mining – 0.6%

Compass Minerals International, Inc.	45,566	2,574

Royal Gold, Inc.	88,155	10,862
		13,436

Oil, Gas & Coal – 2.3%

Antero Midstream Corp.	347,451	2,571

Apergy Corp. *	104,122	2,817

Chesapeake Energy Corp. *	1,516,093	2,138

CNX Resources Corp. *	252,097	1,830

Core Laboratories N.V.	59,639	2,780

EQT Corp.	343,480	3,655

Equitrans Midstream Corp.	274,253	3,990

Matador Resources Co. *	147,348	2,436

Murphy Oil Corp.	207,189	4,581

Murphy USA, Inc. *	40,415	3,447

NOW, Inc. *	146,297	1,678

Oasis Petroleum, Inc. *	389,360	1,347

Oceaneering International, Inc. *	132,991	1,802

Patterson-UTI Energy, Inc.	272,374	2,329

PBF Energy, Inc., Class A	136,999	3,725

Southwestern Energy Co. *	732,029	1,413

Transocean Ltd. *	773,150	3,456

World Fuel Services Corp.	87,880	3,510

WPX Energy, Inc. *	567,807	6,013
		55,518

Passenger Transportation – 0.3%

JetBlue Airways Corp. *	398,373	6,673

Real Estate – 0.4%

Jones Lang LaSalle, Inc.	69,271	9,633

Real Estate Investment Trusts – 10.8%

Alexander & Baldwin, Inc.	90,870	2,227

American Campus Communities, Inc.	184,768	8,884

Brixmor Property Group, Inc.	400,519	8,126

Camden Property Trust	130,199	14,453

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Real Estate Investment Trusts – 10.8% – continued

CoreCivic, Inc.	160,173	$2,768

CoreSite Realty Corp.	49,607	6,045

Corporate Office Properties Trust	150,544	4,483

Cousins Properties, Inc.	197,336	7,418

CyrusOne, Inc.	152,205	12,039

Douglas Emmett, Inc.	221,464	9,485

EastGroup Properties, Inc.	50,600	6,326

EPR Properties	104,297	8,016

First Industrial Realty Trust, Inc.	170,082	6,728

GEO Group (The), Inc.	163,075	2,828

Healthcare Realty Trust, Inc.	173,807	5,823

Highwoods Properties, Inc.	139,480	6,268

JBG SMITH Properties	158,706	6,223

Kilroy Realty Corp.	124,907	9,729

Lamar Advertising Co., Class A	115,586	9,470

Liberty Property Trust	212,150	10,890

Life Storage, Inc.	62,730	6,612

Mack-Cali Realty Corp.	121,773	2,638

Medical Properties Trust, Inc.	599,779	11,732

National Retail Properties, Inc.	230,796	13,017

Omega Healthcare Investors, Inc.	291,202	12,169

Park Hotels & Resorts, Inc.	322,384	8,050

Pebblebrook Hotel Trust	175,657	4,887

PotlatchDeltic Corp.	90,350	3,712

PS Business Parks, Inc.	26,927	4,899

Rayonier, Inc.	174,315	4,916

Rayonier, Inc. – (Fractional Shares) (1)	50,000	–

Sabra Health Care REIT, Inc.	254,859	5,852

Senior Housing Properties Trust	319,726	2,959

Service Properties Trust	221,161	5,704

Spirit Realty Capital, Inc.	121,166	5,799

Tanger Factory Outlet Centers, Inc.	125,829	1,948

Taubman Centers, Inc.	82,324	3,361

Uniti Group, Inc.	259,745	2,017

Urban Edge Properties	154,823	3,064

Weingarten Realty Investors	162,478	4,733
		256,298

Recreational Facilities & Services – 1.0%

Cinemark Holdings, Inc.	143,360	5,539

International Speedway Corp., Class A	32,410	1,459

Live Nation Entertainment, Inc. *	187,001	12,406

Six Flags Entertainment Corp.	105,494	5,358
		24,762

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Renewable Energy – 0.4%

EnerSys	57,123	$3,767

First Solar, Inc. *	102,038	5,919
		9,686

Retail – Consumer Staples – 1.0%

Casey’s General Stores, Inc.	49,437	7,967

Five Below, Inc. *	74,855	9,439

Ollie’s Bargain Outlet Holdings, Inc. *	73,534	4,312

Sprouts Farmers Market, Inc. *	158,814	3,072
		24,790

Retail – Discretionary – 2.1%

American Eagle Outfitters, Inc.	213,589	3,464

AutoNation, Inc. *	79,057	4,008

Avis Budget Group, Inc. *	78,680	2,224

Bed Bath & Beyond, Inc.	171,846	1,828

Dick’s Sporting Goods, Inc.	88,609	3,616

Dillard’s, Inc., Class A	13,733	908

Etsy, Inc. *	161,976	9,152

FirstCash, Inc.	57,770	5,296

Foot Locker, Inc.	147,517	6,367

Sally Beauty Holdings, Inc. *	162,106	2,414

Urban Outfitters, Inc. *	94,534	2,655

Williams-Sonoma, Inc.	105,163	7,149
		49,081

Semiconductors – 3.6%

Cirrus Logic, Inc. *	78,182	4,189

Coherent, Inc. *	32,247	4,957

Cree, Inc. *	144,078	7,060

Cypress Semiconductor Corp.	496,600	11,591

II-VI, Inc. *	116,162	4,090

MKS Instruments, Inc.	73,264	6,761

Monolithic Power Systems, Inc.	54,000	8,404

Semtech Corp. *	89,462	4,349

Silicon Laboratories, Inc. *	58,285	6,490

Synaptics, Inc. *	44,258	1,768

Teradyne, Inc.	228,518	13,233

Universal Display Corp.	57,008	9,571

Vishay Intertechnology, Inc.	177,971	3,013
		85,476

Software – 3.0%

ACI Worldwide, Inc. *	156,941	4,916

Allscripts Healthcare Solutions, Inc. *	224,078	2,460

Blackbaud, Inc.	66,122	5,973

CDK Global, Inc.	162,976	7,838

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Software – 3.0% – continued

CommVault Systems, Inc. *	55,896	$2,499

Covetrus, Inc. *	130,717	1,554

j2 Global, Inc.	62,489	5,675

LogMeIn, Inc.	66,474	4,717

Manhattan Associates, Inc. *	86,495	6,978

PTC, Inc. *	139,388	9,504

Teradata Corp. *	153,427	4,756

Tyler Technologies, Inc. *	51,881	13,619
		70,489

Specialty Finance – 1.7%

Deluxe Corp.	57,732	2,838

First American Financial Corp.	150,736	8,895

GATX Corp.	48,009	3,722

Green Dot Corp., Class A *	64,103	1,619

LendingTree, Inc. *	10,334	3,208

Navient Corp.	272,743	3,491

SLM Corp.	573,586	5,062

WEX, Inc. *	58,189	11,758
		40,593

Technology Services – 3.1%

CACI International, Inc., Class A *	33,456	7,737

CoreLogic, Inc. *	107,752	4,986

FactSet Research Systems, Inc.	51,436	12,497

Fair Isaac Corp. *	38,856	11,794

LiveRamp Holdings, Inc. *	90,954	3,907

MAXIMUS, Inc.	85,803	6,629

Medidata Solutions, Inc. *	83,714	7,660

Perspecta, Inc.	185,497	4,845

Sabre Corp.	368,003	8,241

Science Applications International Corp.	65,950	5,761
		74,057

Telecom – 0.1%

Telephone & Data Systems, Inc.	131,198	3,385

Transportation & Logistics – 2.4%

Genesee & Wyoming, Inc., Class A *	76,124	8,413

Kirby Corp. *	80,546	6,618

Knight-Swift Transportation Holdings, Inc.	165,089	5,993

Landstar System, Inc.	53,298	6,000

Old Dominion Freight Line, Inc.	86,070	14,629

Ryder System, Inc.	71,733	3,714

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.7% – continued

Transportation & Logistics – 2.4% – continued

Werner Enterprises, Inc.	59,270	$2,092

XPO Logistics, Inc. *	123,955	8,871
		56,330

Transportation Equipment – 0.1%

Trinity Industries, Inc.	137,568	2,707

Utilities – 4.5%

ALLETE, Inc.	69,460	6,072

Aqua America, Inc.	290,140	13,007

Black Hills Corp.	82,108	6,300

Hawaiian Electric Industries, Inc.	146,535	6,683

IDACORP, Inc.	67,764	7,635

National Fuel Gas Co.	116,054	5,445

New Jersey Resources Corp.	120,978	5,471

NorthWestern Corp.	67,828	5,091

OGE Energy Corp.	269,170	12,215

ONE Gas, Inc.	70,896	6,814

PNM Resources, Inc.	107,111	5,578

Southwest Gas Holdings, Inc.	73,098	6,655

Spire, Inc.	68,310	5,959

UGI Corp.	280,960	14,124
		107,049

Waste & Environment Services & Equipment – 1.1%

Clean Harbors, Inc. *	69,104	5,335

Donaldson Co., Inc.	171,483	8,931

Stericycle, Inc. *	122,526	6,240

Tetra Tech, Inc.	73,483	6,375
		26,881
Total Common Stocks
(Cost $1,830,520)		2,325,622

INVESTMENT COMPANIES – 2.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (2)(3)	48,357,068	48,357
Total Investment Companies
(Cost $48,357)		48,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 2.00%, 1/9/20 (4)(5)	$4,265	$4,243
Total Short-Term Investments
(Cost $4,241)		4,243

Total Investments – 99.9%
(Cost $1,883,118)		2,378,222

Other Assets less Liabilities – 0.1%		3,484
NET ASSETS – 100.0%		$2,381,706

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P MidCap 400	284	$55,039	Long	12/19	$(522)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.4%
Consumer Discretionary	12.5
Consumer Staples	2.8
Energy	2.2
Financials	16.8
Health Care	9.8
Industrials	15.9
Information Technology	15.2
Materials	6.1
Real Estate	11.4
Utilities	4.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$2,325,622	$ –	$–	$2,325,622
Investment Companies	48,357	–	–	48,357
Short-Term Investments	–	4,243	–	4,243
Total Investments	$2,373,979	$4,243	$–	$2,378,222

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$ (522)	$ –	$–	$ (522)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6%

Aerospace & Defense – 1.2%

AAR Corp.	19,964	$823

Aerojet Rocketdyne Holdings, Inc. *	43,832	2,214

AeroVironment, Inc. *	12,827	687

American Outdoor Brands Corp. *	32,098	188

Astronics Corp. *	14,855	436

Axon Enterprise, Inc. *	35,044	1,990

Barnes Group, Inc.	28,358	1,462

Coda Octopus Group, Inc. *	2,715	22

Ducommun, Inc. *	6,464	274

Mercury Systems, Inc. *	32,619	2,648

Moog, Inc., Class A	19,289	1,565

National Presto Industries, Inc.	3,042	271

Park Aerospace Corp.	11,338	199

Sturm Ruger & Co., Inc.	10,133	423

Triumph Group, Inc.	29,918	684

Wesco Aircraft Holdings, Inc. *	31,631	348
		14,234

Apparel & Textile Products – 0.8%

Centric Brands, Inc. *	9,660	24

Crocs, Inc. *	37,318	1,036

Culp, Inc.	6,459	105

Deckers Outdoor Corp. *	17,574	2,590

Delta Apparel, Inc. *	3,622	86

Fossil Group, Inc. *	28,323	354

Kontoor Brands, Inc.	26,629	935

Movado Group, Inc.	9,695	241

Oxford Industries, Inc.	9,997	717

Rocky Brands, Inc.	4,067	135

Steven Madden Ltd.	50,499	1,807

Superior Group of Cos., Inc.	6,239	101

Unifi, Inc. *	8,930	196

Vince Holding Corp. *	1,804	34

Weyco Group, Inc.	3,592	81

Wolverine World Wide, Inc.	50,446	1,426
		9,868

Asset Management – 1.4%

Altus Midstream Co., Class A *	29,523	84

Ares Management Corp., Class A	40,232	1,079

Artisan Partners Asset Management, Inc., Class A	29,970	846

Assetmark Financial Holdings, Inc. *	8,267	215

Associated Capital Group, Inc., Class A	1,142	41

B. Riley Financial, Inc.	12,392	293

Blucora, Inc. *	28,766	622

	NUMBER OF SHARES	VALUE (000s)

COMMON STOCKS – 97.6% – continued

Asset Management – 1.4% – continued

Boston Private Financial Holdings, Inc.	50,136	$584

Brightsphere Investment Group, Inc.	41,726	413

Cohen & Steers, Inc.	13,682	752

Columbia Financial, Inc. *	32,148	508

Community Bankers Trust Corp.	12,627	109

Diamond Hill Investment Group, Inc.	1,917	265

Ellington Financial, Inc.	18,324	331

Federated Investors, Inc., Class B	57,847	1,875

Focus Financial Partners, Inc., Class A *	18,065	430

GAMCO Investors, Inc., Class A	3,064	60

GTY Technology Holdings, Inc. *	23,998	150

Hamilton Lane, Inc., Class A	13,102	746

Kennedy-Wilson Holdings, Inc.	74,030	1,623

Ladenburg Thalmann Financial Services, Inc.	73,978	175

Medallion Financial Corp. *	12,082	77

Oppenheimer Holdings, Inc., Class A	5,673	171

PDL Community Bancorp *	5,122	72

Pzena Investment Management, Inc., Class A	10,196	91

Rafael Holdings, Inc., Class B *	6,176	129

Safeguard Scientifics, Inc. *	11,426	130

Sculptor Capital Management, Inc.	10,331	201

Siebert Financial Corp. *	4,497	41

Silvercrest Asset Management Group, Inc., Class A	5,011	62

Stifel Financial Corp.	40,653	2,333

Virtus Investment Partners, Inc.	3,966	438

Waddell & Reed Financial, Inc., Class A	43,379	745

Westwood Holdings Group, Inc.	4,786	132

WisdomTree Investments, Inc.	81,313	425
		16,248

Automotive – 0.9%

Adient PLC	52,884	1,214

American Axle & Manufacturing Holdings, Inc. *	66,655	548

Cooper Tire & Rubber Co.	30,182	788

Cooper-Standard Holdings, Inc. *	10,088	412

Dana, Inc.	86,887	1,255

Dorman Products, Inc. *	16,239	1,292

Gentherm, Inc. *	19,814	814

Methode Electronics, Inc.	22,102	743

Miller Industries, Inc.	6,679	222

Modine Manufacturing Co. *	29,999	341

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Automotive – 0.9% – continued

Motorcar Parts of America, Inc. *	10,990	$186

Standard Motor Products, Inc.	12,720	618

Stoneridge, Inc. *	15,827	490

Telenav, Inc. *	20,638	99

Tenneco, Inc., Class A	30,572	383

Visteon Corp. *	16,815	1,388
		10,793

Banking – 10.9%

1st Constitution Bancorp	4,382	82

1st Source Corp.	8,416	385

ACNB Corp.	4,005	137

Allegiance Bancshares, Inc. *	11,632	373

Amalgamated Bank, Class A	8,117	130

Amerant Bancorp, Inc. *	11,865	249

American National Bankshares, Inc.	6,569	233

Ameris Bancorp	36,724	1,478

Ames National Corp.	5,192	149

Arrow Financial Corp.	7,788	260

Atlantic Capital Bancshares, Inc. *	13,281	230

Atlantic Union Bankshares Corp.	48,890	1,821

Axos Financial, Inc. *	34,916	965

Banc of California, Inc.	26,968	381

BancFirst Corp.	11,214	621

Banco Latinoamericano de Comercio Exterior S.A., Class E	18,411	367

Bancorp (The), Inc. *	30,124	298

BancorpSouth Bank	57,699	1,708

Bank First Corp.	3,545	235

Bank of Commerce Holdings	10,144	110

Bank of Marin Bancorp	8,001	332

Bank of NT Butterfield & Son (The) Ltd.	32,965	977

Bank of Princeton (The)	3,356	98

Bank7 Corp.	2,324	44

BankFinancial Corp.	8,159	97

Bankwell Financial Group, Inc.	3,891	107

Banner Corp.	20,442	1,148

Bar Harbor Bankshares	9,379	234

Baycom Corp. *	6,620	150

BCB Bancorp, Inc.	8,160	105

Berkshire Hills Bancorp, Inc.	27,994	820

Bridge Bancorp, Inc.	9,937	294

Bridgewater Bancshares, Inc. *	13,648	163

Brookline Bancorp, Inc.	47,183	695

Bryn Mawr Bank Corp.	11,848	433

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

Business First Bancshares, Inc.	7,744	$189

Byline Bancorp, Inc. *	14,216	254

C&F Financial Corp.	1,933	102

Cadence BanCorp	75,767	1,329

Cambridge Bancorp	2,649	199

Camden National Corp.	9,165	397

Capital Bancorp, Inc. *	4,642	63

Capital City Bank Group, Inc.	8,272	227

Capitol Federal Financial, Inc.	79,924	1,101

Capstar Financial Holdings, Inc.	8,555	142

Carolina Financial Corp.	12,764	454

Carter Bank & Trust *	13,609	257

Cathay General Bancorp	46,254	1,607

CenterState Bank Corp.	74,765	1,793

Central Pacific Financial Corp.	16,969	482

Central Valley Community Bancorp	6,827	139

Century Bancorp, Inc., Class A	1,672	146

Chemung Financial Corp.	2,079	87

Citizens & Northern Corp.	7,426	195

City Holding Co.	9,658	736

Civista Bancshares, Inc.	9,477	206

CNB Financial Corp.	8,864	254

Coastal Financial Corp. *	4,539	69

Codorus Valley Bancorp, Inc.	5,348	124

Colony Bankcorp, Inc.	4,349	67

Columbia Banking System, Inc.	44,231	1,632

Community Bank System, Inc.	30,655	1,891

Community Financial (The) Corp.	2,863	96

Community Trust Bancorp, Inc.	9,581	408

ConnectOne Bancorp, Inc.	19,776	439

CrossFirst Bankshares, Inc. *	3,997	57

Customers Bancorp, Inc. *	16,980	352

CVB Financial Corp.	80,412	1,678

Dime Community Bancshares, Inc.	19,036	408

DNB Financial Corp.	2,035	91

Eagle Bancorp, Inc.	20,180	900

Entegra Financial Corp. *	3,915	118

Enterprise Bancorp, Inc.	5,323	160

Enterprise Financial Services Corp.	14,861	606

Equity Bancshares, Inc., Class A *	8,995	241

Esquire Financial Holdings, Inc. *	3,730	93

ESSA Bancorp, Inc.	5,674	93

Evans Bancorp, Inc.	2,760	103

Farmers & Merchants Bancorp, Inc.	6,304	164

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

Farmers National Banc Corp.	15,724	$228

FB Financial Corp.	10,165	382

Fidelity D&D Bancorp, Inc.	1,634	102

Financial Institutions, Inc.	9,414	284

First Bancorp	17,658	634

First BanCorp (New York Exchange)	129,305	1,290

First Bancorp, Inc.	6,081	167

First Bancshares (The), Inc.	9,938	321

First Bank	9,715	105

First Busey Corp.	31,079	786

First Business Financial Services, Inc.	4,893	118

First Capital, Inc.	1,897	110

First Choice Bancorp	5,902	126

First Commonwealth Financial Corp.	58,676	779

First Community Bankshares, Inc.	9,246	299

First Defiance Financial Corp.	11,839	343

First Financial Bancorp	58,584	1,434

First Financial Bankshares, Inc.	78,102	2,603

First Financial Corp.	7,840	341

First Financial Northwest, Inc.	4,695	69

First Foundation, Inc.	23,384	357

First Guaranty Bancshares, Inc.	2,644	59

First Internet Bancorp	5,731	123

First Interstate BancSystem, Inc., Class A	22,735	915

First Merchants Corp.	32,729	1,232

First Mid Bancshares, Inc.	8,752	303

First Midwest Bancorp, Inc.	64,156	1,250

First Northwest Bancorp	5,264	91

First of Long Island (The) Corp.	14,607	332

Flushing Financial Corp.	16,167	327

FNCB Bancorp, Inc.	10,016	78

Franklin Financial Network, Inc.	8,033	243

Franklin Financial Services Corp.	2,456	87

FS Bancorp, Inc.	2,337	123

Fulton Financial Corp.	97,546	1,578

FVCBankcorp, Inc. *	7,669	135

German American Bancorp, Inc.	15,074	483

Glacier Bancorp, Inc.	52,223	2,113

Great Southern Bancorp, Inc.	6,608	376

Great Western Bancorp, Inc.	34,302	1,132

Greene County Bancorp, Inc.	2,015	55

Guaranty Bancshares, Inc.	4,820	147

Hancock Whitney Corp.	54,314	2,080

Hanmi Financial Corp.	18,115	340

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

HarborOne Bancorp, Inc. *	15,376	$155

Hawthorn Bancshares, Inc.	3,313	79

Heartland Financial USA, Inc.	20,953	937

Heritage Commerce Corp.	25,337	298

Heritage Financial Corp.	22,108	596

Hilltop Holdings, Inc.	42,851	1,024

Hingham Institution for Savings	812	153

Home Bancorp, Inc.	4,797	187

Home BancShares, Inc.	93,616	1,760

HomeStreet, Inc. *	13,546	370

HomeTrust Bancshares, Inc.	9,486	247

Hope Bancorp, Inc.	72,934	1,046

Horizon Bancorp, Inc.	22,422	389

Howard Bancorp, Inc. *	7,606	127

IBERIABANK Corp.	31,371	2,370

Independent Bank Corp.	19,957	1,490

Independent Bank Corp. (Berlin Exchange)	13,237	282

Independent Bank Group, Inc.	21,456	1,129

International Bancshares Corp.	33,595	1,297

Investar Holding Corp.	5,446	130

Investors Bancorp, Inc.	138,358	1,572

Kearny Financial Corp.	49,301	643

Lakeland Bancorp, Inc.	29,189	450

Lakeland Financial Corp.	14,836	653

LCNB Corp.	7,313	130

LegacyTexas Financial Group, Inc.	29,060	1,265

Level One Bancorp, Inc.	3,033	73

Live Oak Bancshares, Inc.	15,285	277

Luther Burbank Corp.	11,547	131

Macatawa Bank Corp.	15,374	160

Mackinac Financial Corp.	5,394	83

MainStreet Bancshares, Inc. *	4,157	88

Malvern Bancorp, Inc. *	4,443	97

Mercantile Bank Corp.	9,660	317

Merchants Bancorp	5,043	83

Meridian Bancorp, Inc.	29,074	545

Meta Financial Group, Inc.	21,254	693

Metropolitan Bank Holding Corp. *	4,378	172

Mid Penn Bancorp, Inc.	4,033	103

Midland States Bancorp, Inc.	13,348	348

MidWestOne Financial Group, Inc.	7,297	223

MutualFirst Financial, Inc.	3,504	110

MVB Financial Corp.	5,517	110

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

National Bank Holdings Corp., Class A	17,785	$608

National Bankshares, Inc.	3,969	159

NBT Bancorp, Inc.	25,637	938

Nicolet Bankshares, Inc. *	4,915	327

Northeast Bank	4,472	99

Northfield Bancorp, Inc.	26,452	425

Northrim BanCorp, Inc.	3,958	157

Northwest Bancshares, Inc.	60,248	987

Norwood Financial Corp.	3,384	107

Oak Valley Bancorp	3,959	66

OceanFirst Financial Corp.	30,348	716

OFG Bancorp	30,561	669

Ohio Valley Banc Corp.	2,423	88

Old Line Bancshares, Inc.	9,244	268

Old National Bancorp	102,800	1,769

Old Second Bancorp, Inc.	17,097	209

OP Bancorp	7,550	74

Opus Bank	13,323	290

Origin Bancorp, Inc.	11,493	388

Oritani Financial Corp.	23,508	416

Orrstown Financial Services, Inc.	5,999	131

Pacific Mercantile Bancorp *	11,375	85

Pacific Premier Bancorp, Inc.	35,598	1,110

Park National Corp.	7,967	755

Parke Bancorp, Inc.	5,271	117

PCB Bancorp	7,249	119

PCSB Financial Corp.	9,528	190

Peapack Gladstone Financial Corp.	11,355	318

Penns Woods Bancorp, Inc.	2,676	124

Peoples Bancorp of North Carolina, Inc.	2,693	80

Peoples Bancorp, Inc.	10,752	342

Peoples Financial Services Corp.	4,269	193

People’s Utah Bancorp	9,412	266

Pioneer Bancorp, Inc. *	6,673	83

Preferred Bank	8,554	448

Premier Financial Bancorp, Inc.	7,638	131

Provident Bancorp, Inc. *	2,498	60

Provident Financial Holdings, Inc.	3,421	71

Provident Financial Services, Inc.	37,356	916

Prudential Bancorp, Inc.	5,103	87

QCR Holdings, Inc.	8,828	335

RBB Bancorp	10,031	198

Red River Bancshares, Inc. *	456	20

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

Reliant Bancorp, Inc.	6,440	$154

Renasant Corp.	34,434	1,206

Republic Bancorp, Inc., Class A	5,822	253

Republic First Bancorp, Inc. *	25,631	108

Richmond Mutual Bancorporation, Inc. *	7,899	111

Riverview Bancorp, Inc.	12,617	93

S&T Bancorp, Inc.	20,262	740

Sandy Spring Bancorp, Inc.	21,104	711

SB One Bancorp	4,786	108

Seacoast Banking Corp. of Florida *	30,247	766

Select Bancorp, Inc. *	9,583	111

ServisFirst Bancshares, Inc.	28,643	950

Shore Bancshares, Inc.	7,391	114

Sierra Bancorp	8,688	231

Simmons First National Corp., Class A	54,611	1,360

SmartFinancial, Inc. *	7,453	155

South Plains Financial, Inc.	2,000	33

South State Corp.	20,365	1,534

Southern First Bancshares, Inc. *	4,121	164

Southern Missouri Bancorp, Inc.	4,603	168

Southern National Bancorp of Virginia, Inc.	11,541	178

Southside Bancshares, Inc.	19,315	659

Spirit of Texas Bancshares, Inc. *	8,102	175

Sterling Bancorp, Inc.	9,921	97

Stock Yards Bancorp, Inc.	12,347	453

Summit Financial Group, Inc.	6,510	167

Territorial Bancorp, Inc.	4,551	130

Timberland Bancorp, Inc.	4,637	128

Tompkins Financial Corp.	8,728	708

Towne Bank	40,010	1,112

TriCo Bancshares	16,154	586

TriState Capital Holdings, Inc. *	14,848	312

Triumph Bancorp, Inc. *	14,559	464

TrustCo Bank Corp. NY	57,888	472

Trustmark Corp.	38,727	1,321

UMB Financial Corp.	26,703	1,724

Union Bankshares, Inc.	2,348	74

United Bankshares, Inc.	58,643	2,221

United Community Banks, Inc.	47,448	1,345

United Community Financial Corp.	28,538	308

United Financial Bancorp, Inc.	30,331	413

United Security Bancshares	8,001	84

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Banking – 10.9% – continued

Unity Bancorp, Inc.	4,612	$102

Univest Financial Corp.	17,154	438

Valley National Bancorp	195,201	2,122

Veritex Holdings, Inc.	31,101	755

Washington Federal, Inc.	47,521	1,758

Washington Trust Bancorp, Inc.	9,021	436

Waterstone Financial, Inc.	14,321	246

WesBanco, Inc.	31,948	1,194

West Bancorporation, Inc.	9,855	214

Westamerica Bancorporation	15,643	973

Western New England Bancorp, Inc.	14,058	134

WSFS Financial Corp.	31,648	1,396
		129,838

Biotechnology & Pharmaceuticals – 7.8%

Abeona Therapeutics, Inc. *	18,853	43

ACADIA Pharmaceuticals, Inc. *	63,377	2,281

Acceleron Pharma, Inc. *	26,981	1,066

AcelRx Pharmaceuticals, Inc. *	45,925	101

Acer Therapeutics, Inc. *	2,935	9

Achillion Pharmaceuticals, Inc. *	83,193	300

Aclaris Therapeutics, Inc. *	18,055	20

Acorda Therapeutics, Inc. *	26,298	76

Adamas Pharmaceuticals, Inc. *	13,226	68

ADMA Biologics, Inc. *	30,310	135

Aduro Biotech, Inc. *	38,415	41

Adverum Biotechnologies, Inc. *	32,496	177

Aeglea BioTherapeutics, Inc. *	15,326	118

Aerie Pharmaceuticals, Inc. *	25,546	491

Affimed N.V. *	35,292	104

Agenus, Inc. *	64,941	168

AgeX Therapeutics, Inc. *	12,454	24

Aimmune Therapeutics, Inc. *	26,972	565

Akcea Therapeutics, Inc. *	7,397	114

Akebia Therapeutics, Inc. *	70,629	277

Akero Therapeutics, Inc. *	2,870	65

Akorn, Inc. *	57,605	219

Albireo Pharma, Inc. *	6,560	131

Alder Biopharmaceuticals, Inc. *	43,842	827

Aldeyra Therapeutics, Inc. *	13,215	70

Alector, Inc. *	18,225	263

Allakos, Inc. *	11,701	920

Allogene Therapeutics, Inc. *	23,329	636

AMAG Pharmaceuticals, Inc. *	20,063	232

Amicus Therapeutics, Inc. *	153,734	1,233

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Amneal Pharmaceuticals, Inc. *	54,907	$159

Amphastar Pharmaceuticals, Inc. *	21,836	433

AnaptysBio, Inc. *	14,722	515

Anavex Life Sciences Corp. *	25,162	80

ANI Pharmaceuticals, Inc. *	5,448	397

Anika Therapeutics, Inc. *	8,024	440

Antares Pharma, Inc. *	96,974	324

Apellis Pharmaceuticals, Inc. *	28,942	697

Applied Therapeutics, Inc. *	1,340	15

Arcus Biosciences, Inc. *	19,641	179

Ardelyx, Inc. *	27,871	131

Arena Pharmaceuticals, Inc. *	29,991	1,373

ArQule, Inc. *	67,405	483

Arrowhead Pharmaceuticals, Inc. *	56,132	1,582

Arvinas, Inc. *	11,032	238

Assembly Biosciences, Inc. *	13,979	137

Assertio Therapeutics, Inc. *	37,787	48

Atara Biotherapeutics, Inc. *	30,969	437

Athenex, Inc. *	41,035	499

Athersys, Inc. *	82,353	110

Atreca, Inc., Class A *	3,944	48

Audentes Therapeutics, Inc. *	27,041	760

Avid Bioservices, Inc. *	34,700	184

Avrobio, Inc. *	12,390	175

Axcella Health, Inc. *	956	5

Axsome Therapeutics, Inc. *	15,277	309

Beyondspring, Inc. *	7,222	131

BioCryst Pharmaceuticals, Inc. *	68,371	196

BioDelivery Sciences International, Inc. *	50,179	211

Biohaven Pharmaceutical Holding Co. Ltd. *	23,507	981

BioSpecifics Technologies Corp. *	3,780	202

Bioxcel Therapeutics, Inc. *	3,531	25

Blueprint Medicines Corp. *	29,374	2,158

Bridgebio Pharma, Inc. *	13,567	291

Calithera Biosciences, Inc. *	28,483	88

Cambrex Corp. *	20,158	1,199

Cara Therapeutics, Inc. *	23,925	437

CASI Pharmaceuticals, Inc. *	29,734	99

Catalyst Pharmaceuticals, Inc. *	57,951	308

cbdMD, Inc. *	5,525	22

CEL-SCI Corp. *	16,695	149

Cerecor, Inc. *	12,567	41

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Checkpoint Therapeutics, Inc. *	13,504	$34

ChemoCentryx, Inc. *	25,363	172

Chiasma, Inc. *	20,604	102

Chimerix, Inc. *	28,087	66

ChromaDex Corp. *	24,963	98

Clovis Oncology, Inc. *	30,712	121

Coherus Biosciences, Inc. *	37,319	756

Collegium Pharmaceutical, Inc. *	19,753	227

Concert Pharmaceuticals, Inc. *	12,625	74

Constellation Pharmaceuticals, Inc. *	9,055	59

Corbus Pharmaceuticals Holdings, Inc. *	36,716	179

Corcept Therapeutics, Inc. *	57,384	811

CorMedix, Inc. *	13,813	88

Cortexyme, Inc. *	1,693	42

Crinetics Pharmaceuticals, Inc. *	6,471	97

Cue Biopharma, Inc. *	11,939	101

Cyclerion Therapeutics, Inc. *	14,627	177

Cymabay Therapeutics, Inc. *	42,295	217

Cytokinetics, Inc. *	33,422	380

CytomX Therapeutics, Inc. *	26,984	199

Deciphera Pharmaceuticals, Inc. *	11,391	387

Denali Therapeutics, Inc. *	29,009	444

Dermira, Inc. *	28,671	183

Dicerna Pharmaceuticals, Inc. *	30,841	443

Dova Pharmaceuticals, Inc. *	4,782	134

Dynavax Technologies Corp. *	50,192	179

Eagle Pharmaceuticals, Inc. *	5,460	309

Editas Medicine, Inc. *	29,773	677

Eidos Therapeutics, Inc. *	6,707	241

Eiger BioPharmaceuticals, Inc. *	13,734	141

ElectroCore, Inc. *	7,001	15

Eloxx Pharmaceuticals, Inc. *	15,265	69

Emergent BioSolutions, Inc. *	27,371	1,431

Enanta Pharmaceuticals, Inc. *	10,286	618

Endo International PLC *	135,286	434

Enochian Biosciences, Inc. *	2,326	13

Epizyme, Inc. *	46,890	484

Esperion Therapeutics, Inc. *	15,079	553

Evelo Biosciences, Inc. *	8,023	49

Evolus, Inc. *	9,098	142

EyePoint Pharmaceuticals, Inc. *	36,273	66

Fate Therapeutics, Inc. *	31,457	489

FibroGen, Inc. *	46,663	1,726

Five Prime Therapeutics, Inc. *	19,826	77

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Flexion Therapeutics, Inc. *	20,536	$281

Forty Seven, Inc. *	13,397	86

Fulcrum Therapeutics, Inc. *	2,763	18

G1 Therapeutics, Inc. *	20,363	464

Galectin Therapeutics, Inc. *	24,174	89

Geron Corp. *	102,528	136

Global Blood Therapeutics, Inc. *	34,807	1,689

GlycoMimetics, Inc. *	19,830	86

Gossamer Bio, Inc. *	25,787	433

Gritstone Oncology, Inc. *	14,603	126

Halozyme Therapeutics, Inc. *	86,208	1,337

Harpoon Therapeutics, Inc. *	4,386	60

Heron Therapeutics, Inc. *	44,267	819

Heska Corp. *	4,143	294

Homology Medicines, Inc. *	14,900	270

Hookipa Pharma, Inc. *	1,225	9

ImmunoGen, Inc. *	88,399	214

Immunomedics, Inc. *	105,359	1,397

Innoviva, Inc. *	37,952	400

Inovio Pharmaceuticals, Inc. *	58,076	119

Insmed, Inc. *	53,519	944

Intellia Therapeutics, Inc. *	23,258	311

Intercept Pharmaceuticals, Inc. *	15,119	1,003

Intersect ENT, Inc. *	18,596	316

Intra-Cellular Therapies, Inc. *	27,275	204

Intrexon Corp. *	42,668	244

Iovance Biotherapeutics, Inc. *	68,979	1,255

Ironwood Pharmaceuticals, Inc. *	92,902	798

Jounce Therapeutics, Inc. *	10,007	33

Kadmon Holdings, Inc. *	80,341	202

Kala Pharmaceuticals, Inc. *	12,782	49

Kaleido Biosciences, Inc. *	2,954	22

KalVista Pharmaceuticals, Inc. *	6,840	79

Karuna Therapeutics, Inc. *	2,753	45

Karyopharm Therapeutics, Inc. *	35,794	344

Kezar Life Sciences, Inc. *	9,116	30

Kindred Biosciences, Inc. *	23,068	158

Kiniksa Pharmaceuticals Ltd., Class A *	8,174	70

Kodiak Sciences, Inc. *	14,456	208

Krystal Biotech, Inc. *	6,301	219

Kura Oncology, Inc. *	20,629	313

La Jolla Pharmaceutical Co. *	12,086	106

Lannett Co., Inc. *	19,304	216

Lexicon Pharmaceuticals, Inc. *	24,631	74

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Lifevantage Corp. *	8,184	$112

Ligand Pharmaceuticals, Inc. *	11,129	1,108

Lineage Cell Therapeutics, Inc. *	65,105	64

Liquidia Technologies, Inc. *	7,866	28

Livongo Health, Inc. *	8,698	152

LogicBio Therapeutics, Inc. *	4,741	51

MacroGenics, Inc. *	29,056	371

Madrigal Pharmaceuticals, Inc. *	4,655	401

Magenta Therapeutics, Inc. *	11,412	117

Mallinckrodt PLC *	49,260	119

MannKind Corp. *	109,864	137

Marinus Pharmaceuticals, Inc. *	29,406	45

Marker Therapeutics, Inc. *	15,882	81

Medicines (The) Co. *	45,407	2,270

MediciNova, Inc. *	25,424	202

MEI Pharma, Inc. *	39,918	67

MeiraGTx Holdings PLC *	10,284	164

Menlo Therapeutics, Inc. *	9,076	41

Mersana Therapeutics, Inc. *	21,037	33

Millendo Therapeutics, Inc. *	5,506	39

Minerva Neurosciences, Inc. *	18,441	143

Mirati Therapeutics, Inc. *	16,369	1,275

Mirum Pharmaceuticals, Inc. *	1,634	16

Molecular Templates, Inc. *	9,969	66

Momenta Pharmaceuticals, Inc. *	59,406	770

Morphic Holding, Inc. *	2,965	54

Mustang Bio, Inc. *	16,312	53

MyoKardia, Inc. *	26,793	1,397

Nature’s Sunshine Products, Inc. *	5,324	44

Neon Therapeutics, Inc. *	8,410	15

NextCure, Inc. *	1,694	52

NGM Biopharmaceuticals, Inc. *	3,942	55

Novavax, Inc. *	13,743	69

Ocular Therapeutix, Inc. *	25,015	76

Odonate Therapeutics, Inc. *	7,054	184

Omeros Corp. *	28,226	461

Oncocyte Corp. *	12,593	26

Optinose, Inc. *	14,605	102

Organogenesis Holdings, Inc. *	6,166	41

Osmotica Pharmaceuticals PLC *	4,266	16

Pacira BioSciences, Inc. *	24,460	931

Palatin Technologies, Inc. *	118,807	108

Paratek Pharmaceuticals, Inc. *	18,799	81

PDL BioPharma, Inc. *	69,775	151

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Pfenex, Inc. *	17,661	$149

PhaseBio Pharmaceuticals, Inc. *	8,041	34

Pieris Pharmaceuticals, Inc. *	27,005	92

PolarityTE, Inc. *	8,224	27

Portola Pharmaceuticals, Inc. *	44,899	1,204

Precision BioSciences, Inc. *	5,369	45

Prestige Consumer Healthcare, Inc. *	30,283	1,051

Prevail Therapeutics, Inc. *	4,486	55

Principia Biopharma, Inc. *	7,997	226

Progenics Pharmaceuticals, Inc. *	52,315	264

Protagonist Therapeutics, Inc. *	10,248	123

Prothena Corp. PLC *	24,818	195

PTC Therapeutics, Inc. *	34,474	1,166

Puma Biotechnology, Inc. *	18,991	204

Ra Pharmaceuticals, Inc. *	20,905	494

Radius Health, Inc. *	27,282	703

Reata Pharmaceuticals, Inc., Class A *	12,106	972

Recro Pharma, Inc. *	11,442	127

REGENXBIO, Inc. *	20,217	720

Replimune Group, Inc. *	6,708	93

resTORbio, Inc. *	8,763	77

Retrophin, Inc. *	25,264	293

Revance Therapeutics, Inc. *	26,541	345

Rhythm Pharmaceuticals, Inc. *	13,804	298

Rigel Pharmaceuticals, Inc. *	98,542	184

Rocket Pharmaceuticals, Inc. *	18,242	213

Rubius Therapeutics, Inc. *	21,534	169

Sangamo Therapeutics, Inc. *	68,779	622

Savara, Inc. *	22,893	61

Scholar Rock Holding Corp. *	10,579	95

Seres Therapeutics, Inc. *	22,045	88

SIGA Technologies, Inc. *	34,160	175

Solid Biosciences, Inc. *	11,839	122

Sorrento Therapeutics, Inc. *	75,373	161

Spark Therapeutics, Inc. *	20,638	2,002

Spectrum Pharmaceuticals, Inc. *	67,624	561

Spero Therapeutics, Inc. *	6,897	73

Stemline Therapeutics, Inc. *	26,956	281

Stoke Therapeutics, Inc. *	5,491	118

Strongbridge Biopharma PLC *	21,193	51

Supernus Pharmaceuticals, Inc. *	29,818	819

Sutro Biopharma, Inc. *	6,370	58

Syndax Pharmaceuticals, Inc. *	11,777	88

Synlogic, Inc. *	9,194	21

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Biotechnology & Pharmaceuticals – 7.8% – continued

Synthorx, Inc. *	5,765	$94

Syros Pharmaceuticals, Inc. *	21,284	221

TCR2 Therapeutics, Inc. *	7,064	106

TG Therapeutics, Inc. *	50,174	282

TherapeuticsMD, Inc. *	118,528	430

Theravance Biopharma, Inc. *	26,853	523

Tocagen, Inc. *	12,605	8

Translate Bio, Inc. *	17,216	171

TransMedics Group, Inc. *	3,869	92

Tricida, Inc. *	13,000	401

Turning Point Therapeutics, Inc. *	3,892	146

Twist Bioscience Corp. *	13,038	311

Tyme Technologies, Inc. *	34,577	41

Ultragenyx Pharmaceutical, Inc. *	32,919	1,408

UNITY Biotechnology, Inc. *	15,637	95

UroGen Pharma Ltd. *	11,197	267

USANA Health Sciences, Inc. *	7,768	531

Vanda Pharmaceuticals, Inc. *	31,648	420

VBI Vaccines, Inc. *	49,179	23

Verrica Pharmaceuticals, Inc. *	7,551	111

Viking Therapeutics, Inc. *	38,965	268

Voyager Therapeutics, Inc. *	14,341	247

WaVe Life Sciences Ltd. *	13,562	278

X4 Pharmaceuticals, Inc. *	5,590	71

XBiotech, Inc. *	11,384	119

Xencor, Inc. *	28,309	955

Xeris Pharmaceuticals, Inc. *	15,627	154

Y-mAbs Therapeutics, Inc. *	12,219	318

ZIOPHARM Oncology, Inc. *	97,325	417

Zogenix, Inc. *	25,746	1,031

Zynerba Pharmaceuticals, Inc. *	13,767	104
		92,294

Chemicals – 2.1%

AdvanSix, Inc. *	16,838	433

American Vanguard Corp.	17,471	274

Amyris, Inc. *	21,832	104

Balchem Corp.	19,376	1,922

Calyxt, Inc. *	5,453	31

Codexis, Inc. *	31,536	433

Ferro Corp. *	49,025	581

GCP Applied Technologies, Inc. *	32,654	629

H.B. Fuller Co.	30,635	1,426

Hawkins, Inc.	5,839	248

Haynes International, Inc.	7,577	272

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Chemicals – 2.1% – continued

Ingevity Corp. *	25,314	$2,148

Innophos Holdings, Inc.	11,804	383

Innospec, Inc.	14,642	1,305

Intrepid Potash, Inc. *	56,160	184

Koppers Holdings, Inc. *	11,275	329

Kraton Corp. *	18,923	611

Kronos Worldwide, Inc.	13,268	164

LSB Industries, Inc. *	12,819	66

Lydall, Inc. *	10,426	260

Marrone Bio Innovations, Inc. *	29,524	42

Materion Corp.	12,190	748

Minerals Technologies, Inc.	21,200	1,126

Oil-Dri Corp. of America	3,033	103

OMNOVA Solutions, Inc. *	26,914	271

Orion Engineered Carbons S.A.	36,241	606

PolyOne Corp.	46,146	1,507

PQ Group Holdings, Inc. *	22,722	362

Quaker Chemical Corp.	7,894	1,248

Rayonier Advanced Materials, Inc.	28,571	124

Rogers Corp. *	11,116	1,520

Sensient Technologies Corp.	25,508	1,751

Stepan Co.	12,299	1,194

Trecora Resources *	12,529	113

Trinseo S.A.	24,248	1,041

Tronox Holdings PLC, Class A	54,970	456

Valhi, Inc.	16,957	32

WD-40 Co.	8,246	1,513
		25,560

Commercial Services – 3.0%

ABM Industries, Inc.	39,963	1,452

Acacia Research Corp. *	28,499	76

AMN Healthcare Services, Inc. *	27,623	1,590

ASGN, Inc. *	30,766	1,934

Barrett Business Services, Inc.	4,272	379

BG Staffing, Inc.	5,816	111

Brady Corp., Class A	28,711	1,523

BrightView Holdings, Inc. *	18,635	320

Brink’s (The) Co.	29,961	2,485

Care.com, Inc. *	12,636	132

CBIZ, Inc. *	30,856	725

Cimpress N.V. *	13,053	1,721

Collectors Universe, Inc.	4,694	134

CorVel Corp. *	5,484	415

CRA International, Inc.	4,589	193

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Commercial Services – 3.0% – continued

Cross Country Healthcare, Inc. *	21,972	$226

Emerald Expositions Events, Inc.	14,624	142

Ennis, Inc.	15,280	309

Franklin Covey Co. *	6,031	211

FTI Consulting, Inc. *	22,361	2,370

GP Strategies Corp. *	7,411	95

Hackett Group (The), Inc.	14,758	243

Healthcare Services Group, Inc.	44,766	1,087

Heidrick & Struggles International, Inc.	11,279	308

HMS Holdings Corp. *	52,140	1,797

Huron Consulting Group, Inc. *	13,464	826

Information Services Group, Inc. *	20,872	52

Insperity, Inc.	23,302	2,298

Kelly Services, Inc., Class A	20,032	485

Kforce, Inc.	12,991	492

Korn Ferry	33,964	1,312

LSC Communications, Inc.	19,450	27

National Research Corp.	7,313	422

Navigant Consulting, Inc.	22,819	638

NV5 Global, Inc. *	6,231	425

PRGX Global, Inc. *	12,388	64

Quad/Graphics, Inc.	19,644	207

R.R. Donnelley & Sons Co.	42,012	158

R1 RCM, Inc. *	62,566	559

Resources Connection, Inc.	18,318	311

ShotSpotter, Inc. *	5,117	118

Sotheby’s *	19,051	1,086

SP Plus Corp. *	13,863	513

TriNet Group, Inc. *	26,892	1,672

TrueBlue, Inc. *	24,235	511

UniFirst Corp.	9,076	1,771

Vectrus, Inc. *	6,779	276

Viad Corp.	12,018	807

Willdan Group, Inc. *	6,104	214
		35,222

Construction Materials – 1.1%

Advanced Drainage Systems, Inc.	21,865	706

Apogee Enterprises, Inc.	15,766	615

Boise Cascade Co.	23,440	764

Continental Building Products, Inc. *	21,102	576

Forterra, Inc. *	11,411	82

Louisiana-Pacific Corp.	74,454	1,830

Simpson Manufacturing Co., Inc.	26,895	1,866

Summit Materials, Inc., Class A *	67,849	1,506

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Construction Materials – 1.1% – continued

Trex Co., Inc. *	35,279	$3,208

United States Lime & Minerals, Inc.	1,164	89

Universal Forest Products, Inc.	35,755	1,426

US Concrete, Inc. *	9,723	537
		13,205

Consumer Products – 2.1%

22nd Century Group, Inc. *	68,993	156

Alico, Inc.	2,364	80

B&G Foods, Inc.	38,895	735

Boston Beer (The) Co., Inc., Class A *	5,021	1,828

Bridgford Foods Corp. *	1,013	31

Cadiz, Inc. *	8,358	104

Cal-Maine Foods, Inc.	18,921	756

Celsius Holdings, Inc. *	15,189	53

Central Garden & Pet Co. *	6,139	179

Central Garden & Pet Co., Class A *	25,299	701

Clearwater Paper Corp. *	9,911	209

Coca-Cola Consolidated, Inc.	2,814	855

Craft Brew Alliance, Inc. *	6,625	54

Darling Ingredients, Inc. *	98,928	1,892

Dean Foods Co.	46,912	54

Edgewell Personal Care Co. *	32,575	1,058

elf Beauty, Inc. *	16,030	281

Farmer Brothers Co. *	6,208	80

Fresh Del Monte Produce, Inc.	18,837	643

Greenlane Holdings, Inc., Class A *	3,643	12

Helen of Troy Ltd. *	15,131	2,386

Hostess Brands, Inc. *	71,902	1,006

Inter Parfums, Inc.	10,572	740

J&J Snack Foods Corp.	9,061	1,740

John B. Sanfilippo & Son, Inc.	5,155	498

Lancaster Colony Corp.	11,386	1,579

Landec Corp. *	14,428	157

Limoneira Co.	9,707	178

MGP Ingredients, Inc.	7,744	385

Nathan’s Famous, Inc.	1,848	133

National Beverage Corp.	7,097	315

New Age Beverages Corp. *	45,903	127

Phibro Animal Health Corp., Class A	12,510	267

Primo Water Corp. *	21,363	262

Pyxus International, Inc. *	4,964	65

Quanex Building Products Corp.	20,001	362

Revlon, Inc., Class A *	4,044	95

Sanderson Farms, Inc.	11,944	1,807

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Consumer Products – 2.1% – continued

Seneca Foods Corp., Class A *	4,005	$125

Simply Good Foods (The) Co. *	42,502	1,232

Tejon Ranch Co. *	12,443	211

Tootsie Roll Industries, Inc.	10,046	373

Turning Point Brands, Inc.	4,849	112

Universal Corp.	14,682	805

Vector Group Ltd.	66,730	795

Youngevity International, Inc. *	4,834	22
		25,538

Consumer Services – 1.1%

Aaron’s, Inc.	40,592	2,608

Adtalem Global Education, Inc. *	34,079	1,298

American Public Education, Inc. *	9,554	213

Career Education Corp. *	41,325	657

Carriage Services, Inc.	9,863	202

Chegg, Inc. *	69,680	2,087

K12, Inc. *	23,228	613

Laureate Education, Inc., Class A *	63,055	1,045

Medifast, Inc.	6,818	707

Regis Corp. *	17,104	346

Rent-A-Center, Inc.	29,223	754

Rosetta Stone, Inc. *	12,612	219

Strategic Education, Inc.	12,792	1,738

WW International, Inc. *	28,094	1,063
		13,550

Containers & Packaging – 0.2%

Greif, Inc., Class A	15,423	584

Greif, Inc., Class B	3,533	161

Matthews International Corp., Class A	18,583	658

Myers Industries, Inc.	21,293	376

UFP Technologies, Inc. *	3,988	154
		1,933

Design, Manufacturing & Distribution – 0.5%

Benchmark Electronics, Inc.	22,615	657

Fabrinet *	21,816	1,141

Plexus Corp. *	17,377	1,086

Sanmina Corp. *	40,789	1,310

Tech Data Corp. *	21,876	2,280
		6,474

Distributors – Consumer Staples – 0.5%

Andersons (The), Inc.	18,878	423

Calavo Growers, Inc.	9,697	923

Chefs’ Warehouse (The), Inc. *	14,649	591

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Distributors – Consumer Staples – 0.5% – continued

Core-Mark Holding Co., Inc.	27,365	$879

HF Foods Group, Inc. *	4,407	75

Performance Food Group Co. *	61,771	2,842

United Natural Foods, Inc. *	31,817	367
		6,100

Distributors – Discretionary – 0.2%

ePlus, Inc. *	8,044	612

G-III Apparel Group Ltd. *	27,115	699

PC Connection, Inc.	6,889	268

ScanSource, Inc. *	15,690	479

Veritiv Corp. *	7,597	137
		2,195

Electrical Equipment – 1.7%

AAON, Inc.	24,796	1,139

Advanced Energy Industries, Inc. *	22,791	1,309

Alarm.com Holdings, Inc. *	22,115	1,032

Allied Motion Technologies, Inc.	4,143	146

Argan, Inc.	8,794	346

Atkore International Group, Inc. *	28,146	854

Badger Meter, Inc.	17,103	919

Bel Fuse, Inc., Class B	5,671	85

Belden, Inc.	23,474	1,252

Bloom Energy Corp., Class A *	32,305	105

Chase Corp.	4,460	488

CompX International, Inc.	879	13

Energous Corp. *	16,301	54

FARO Technologies, Inc. *	10,446	505

Generac Holdings, Inc. *	36,755	2,879

IntriCon Corp. *	4,806	94

Itron, Inc. *	20,638	1,526

Kimball Electronics, Inc. *	15,087	219

Mesa Laboratories, Inc.	2,310	549

Napco Security Technologies, Inc. *	6,868	175

NL Industries, Inc. *	4,365	16

nLight, Inc. *	20,204	316

Novanta, Inc. *	20,198	1,651

OSI Systems, Inc. *	10,021	1,018

Powell Industries, Inc.	5,497	215

Preformed Line Products Co.	1,799	98

SMART Global Holdings, Inc. *	7,776	198

SPX Corp. *	26,386	1,056

Transcat, Inc. *	3,996	102

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Electrical Equipment – 1.7% – continued

Watts Water Technologies, Inc., Class A	16,558	$1,552

Wrap Technologies, Inc. *	4,464	18
		19,929

Engineering & Construction Services – 1.7%

Aegion Corp. *	18,403	393

Arcosa, Inc.	29,344	1,004

Comfort Systems USA, Inc.	21,767	963

Concrete Pumping Holdings, Inc. *	9,892	39

Construction Partners, Inc., Class A *	7,732	120

Dycom Industries, Inc. *	18,348	937

EMCOR Group, Inc.	33,524	2,887

Exponent, Inc.	31,116	2,175

Granite Construction, Inc.	28,273	908

Great Lakes Dredge & Dock Corp. *	36,318	379

IES Holdings, Inc. *	4,838	100

Installed Building Products, Inc. *	13,626	781

Iteris, Inc. *	24,257	139

KBR, Inc.	84,995	2,086

Kratos Defense & Security Solutions, Inc. *	53,973	1,004

MasTec, Inc. *	36,016	2,338

Mistras Group, Inc. *	11,211	184

MYR Group, Inc. *	9,701	304

Primoris Services Corp.	26,814	526

Sterling Construction Co., Inc. *	16,134	212

TopBuild Corp. *	20,363	1,964

Tutor Perini Corp. *	24,217	347

VSE Corp.	5,416	185

WillScot Corp. *	30,790	480
		20,455

Forest & Paper Products – 0.2%

Neenah, Inc.	10,105	658

P.H. Glatfelter Co.	26,040	401

Schweitzer-Mauduit International, Inc.	18,613	697

Verso Corp., Class A *	21,365	264
		2,020

Gaming, Lodging & Restaurants – 2.6%

BBX Capital Corp.	40,299	188

Biglari Holdings, Inc., Class B *	576	63

BJ’s Restaurants, Inc.	12,286	477

Bloomin’ Brands, Inc.	52,311	990

Bluegreen Vacations Corp.	4,323	40

Boyd Gaming Corp.	48,640	1,165

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Gaming, Lodging & Restaurants – 2.6% – continued

Brinker International, Inc.	22,447	$958

Cannae Holdings, Inc. *	40,844	1,122

Carrols Restaurant Group, Inc. *	21,703	180

Century Casinos, Inc. *	15,972	123

Cheesecake Factory (The), Inc.	25,098	1,046

Churchill Downs, Inc.	21,113	2,606

Chuy’s Holdings, Inc. *	9,999	248

Cracker Barrel Old Country Store, Inc.	11,597	1,886

Dave & Buster’s Entertainment, Inc.	21,793	849

Del Taco Restaurants, Inc. *	17,869	183

Denny’s Corp. *	34,683	789

Dine Brands Global, Inc.	9,815	744

El Pollo Loco Holdings, Inc. *	12,639	138

Eldorado Resorts, Inc. *	39,595	1,579

Empire Resorts, Inc. *	2,067	20

Everi Holdings, Inc. *	41,376	350

Fiesta Restaurant Group, Inc. *	13,783	144

Golden Entertainment, Inc. *	10,021	133

Habit Restaurants (The), Inc., Class A *	12,067	105

J. Alexander’s Holdings, Inc. *	7,334	86

Jack in the Box, Inc.	15,553	1,417

Kura Sushi U.S.A, Inc., Class A *	2,025	40

Lindblad Expeditions Holdings, Inc. *	13,757	230

Marriott Vacations Worldwide Corp.	25,786	2,672

Monarch Casino & Resort, Inc. *	6,781	283

Noodles & Co. *	16,723	95

Papa John’s International, Inc.	13,331	698

Penn National Gaming, Inc. *	66,083	1,231

Potbelly Corp. *	12,357	54

Red Lion Hotels Corp. *	13,900	90

Red Robin Gourmet Burgers, Inc. *	7,877	262

Red Rock Resorts, Inc., Class A	42,235	858

Ruth’s Hospitality Group, Inc.	16,984	347

Scientific Games Corp. *	33,701	686

Shake Shack, Inc., Class A *	17,431	1,709

St. Joe (The) Co. *	20,620	353

Target Hospitality Corp. *	19,365	132

Texas Roadhouse, Inc.	39,702	2,085

Twin River Worldwide Holdings, Inc.	11,810	270

Waitr Holdings, Inc. *	37,416	48

Wingstop, Inc.	17,632	1,539
		31,311

Hardware – 1.9%

3D Systems Corp. *	69,071	563

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Hardware – 1.9% – continued

A10 Networks, Inc. *	34,155	$237

Acacia Communications, Inc. *	22,801	1,491

ADTRAN, Inc.	28,610	325

Airgain, Inc. *	5,430	64

Akoustis Technologies, Inc. *	14,718	114

Anterix, Inc. *	6,502	235

Applied Optoelectronics, Inc. *	11,230	126

Arlo Technologies, Inc. *	43,355	148

AstroNova, Inc.	4,014	65

CalAmp Corp. *	19,465	224

Cambium Networks Corp. *	2,757	27

Casa Systems, Inc. *	18,645	147

Clearfield, Inc. *	6,696	79

Comtech Telecommunications Corp.	14,051	457

Cubic Corp.	18,845	1,327

Daktronics, Inc.	21,511	159

DASAN Zhone Solutions, Inc. *	4,850	44

Diebold Nixdorf, Inc. *	46,317	519

Digi International, Inc. *	17,163	234

Digimarc Corp. *	7,048	276

Extreme Networks, Inc. *	70,893	516

Fitbit, Inc., Class A *	135,236	515

GoPro, Inc., Class A *	75,876	393

Harmonic, Inc. *	51,571	339

Infinera Corp. *	106,604	581

Inseego Corp. *	28,383	136

Inspired Entertainment, Inc. *	5,180	37

InterDigital, Inc.	18,793	986

Knowles Corp. *	49,115	999

Lumentum Holdings, Inc. *	45,959	2,462

Maxar Technologies, Inc.	36,214	275

NETGEAR, Inc. *	18,451	595

NetScout Systems, Inc. *	43,935	1,013

PAR Technology Corp. *	6,781	161

Pitney Bowes, Inc.	103,256	472

Plantronics, Inc.	20,077	749

PlayAGS, Inc. *	16,586	171

Ribbon Communications, Inc. *	37,040	216

Sonim Technologies, Inc. *	2,122	6

Sonos, Inc. *	42,287	567

Stratasys Ltd. *	30,766	656

TESSCO Technologies, Inc.	3,658	53

TTM Technologies, Inc. *	59,853	730

Universal Electronics, Inc. *	8,024	408

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Hardware – 1.9% – continued

Viavi Solutions, Inc. *	138,025	$1,933

Vicor Corp. *	10,763	318

Vishay Precision Group, Inc. *	6,428	210

Vocera Communications, Inc. *	18,757	462

ZAGG, Inc. *	16,442	103
		22,923

Health Care Facilities & Services – 2.5%

Addus HomeCare Corp. *	6,401	507

Amedisys, Inc. *	18,811	2,464

American Renal Associates Holdings, Inc. *	10,741	68

Apollo Medical Holdings, Inc. *	16,490	291

Avalon GloboCare Corp. *	12,673	24

Brookdale Senior Living, Inc. *	110,431	837

Castle Biosciences, Inc. *	2,200	40

Catasys, Inc. *	4,138	65

Cellular Biomedicine Group, Inc. *	7,085	105

Community Health Systems, Inc. *	50,825	183

Diplomat Pharmacy, Inc. *	35,697	175

Ensign Group (The), Inc.	30,362	1,440

Enzo Biochem, Inc. *	25,342	91

Evofem Biosciences, Inc. *	8,292	42

Genesis Healthcare, Inc. *	47,680	53

Hanger, Inc. *	21,570	440

HealthEquity, Inc. *	41,666	2,381

Independence Holding Co.	2,904	112

Invitae Corp. *	52,163	1,005

Joint (The) Corp. *	7,653	142

LHC Group, Inc. *	18,062	2,051

Magellan Health, Inc. *	13,231	822

Medpace Holdings, Inc. *	16,588	1,394

Natera, Inc. *	33,766	1,108

National HealthCare Corp.	7,365	603

NeoGenomics, Inc. *	57,320	1,096

Neuronetics, Inc. *	7,716	64

Option Care Health, Inc. *	75,583	242

Owens & Minor, Inc.	36,432	212

Patterson Cos., Inc.	49,900	889

Personalis, Inc. *	5,378	79

Providence Service (The) Corp. *	6,947	413

RadNet, Inc. *	25,012	359

Select Medical Holdings Corp. *	66,355	1,099

SI-BONE, Inc. *	9,963	176

Surgery Partners, Inc. *	14,089	104

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Health Care Facilities & Services – 2.5% – continued

Syneos Health, Inc. *	37,341	$1,987

Teladoc Health, Inc. *	42,942	2,908

Tenet Healthcare Corp. *	61,913	1,370

Tivity Health, Inc. *	28,747	478

Triple-S Management Corp., Class B *	14,084	189

U.S. Physical Therapy, Inc.	7,585	990

Vapotherm, Inc. *	8,905	84
		29,182

Home & Office Products – 2.3%

ACCO Brands Corp.	58,131	574

American Woodmark Corp. *	10,118	900

Armstrong Flooring, Inc. *	10,822	69

Beazer Homes USA, Inc. *	17,449	260

Caesarstone Ltd.	13,873	230

Cavco Industries, Inc. *	5,159	991

Century Communities, Inc. *	15,639	479

Flexsteel Industries, Inc.	4,380	65

Forestar Group, Inc. *	6,156	113

Green Brick Partners, Inc. *	15,197	163

Griffon Corp.	21,799	457

Hamilton Beach Brands Holding Co., Class A	3,919	63

Herman Miller, Inc.	35,336	1,629

HNI Corp.	25,906	920

Hooker Furniture Corp.	6,814	146

Interface, Inc.	34,965	505

iRobot Corp. *	16,583	1,023

JELD-WEN Holding, Inc. *	40,552	782

KB Home	51,572	1,753

Kimball International, Inc., Class B	21,357	412

Knoll, Inc.	29,463	747

LGI Homes, Inc. *	12,127	1,010

Lifetime Brands, Inc.	6,895	61

M/I Homes, Inc. *	16,059	605

Masonite International Corp. *	14,922	866

MDC Holdings, Inc.	29,805	1,285

Meritage Homes Corp. *	21,797	1,533

MSA Safety, Inc.	21,239	2,317

Patrick Industries, Inc. *	13,619	584

PGT Innovations, Inc. *	34,362	593

Purple Innovation, Inc. *	1,990	15

Select Interior Concepts, Inc., Class A *	12,539	163

Skyline Champion Corp. *	30,156	907

Steelcase, Inc., Class A	52,672	969

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Home & Office Products – 2.3% – continued

Taylor Morrison Home Corp., Class A *	63,320	$1,643

TRI Pointe Group, Inc. *	84,703	1,274

Tupperware Brands Corp.	29,121	462

William Lyon Homes, Class A *	19,077	388
		26,956

Industrial Services – 0.9%

Anixter International, Inc. *	18,288	1,264

Applied Industrial Technologies, Inc.	23,089	1,312

CAI International, Inc. *	9,829	214

DXP Enterprises, Inc. *	9,756	339

EVI Industries, Inc.	2,662	85

H&E Equipment Services, Inc.	19,402	560

Harsco Corp. *	47,861	907

Herc Holdings, Inc. *	14,553	677

Kaman Corp.	16,680	992

SiteOne Landscape Supply, Inc. *	24,560	1,818

Systemax, Inc.	7,248	160

Team, Inc. *	17,854	322

Textainer Group Holdings Ltd. *	17,499	173

Titan Machinery, Inc. *	11,187	160

Triton International Ltd.	33,246	1,125
		10,108

Institutional Financial Services – 0.3%

Cowen, Inc., Class A *	17,541	270

GAIN Capital Holdings, Inc.	11,181	59

Greenhill & Co., Inc.	9,928	130

Houlihan Lokey, Inc.	24,769	1,117

INTL. FCStone, Inc. *	9,557	392

Moelis & Co., Class A	28,491	936

Piper Jaffray Cos.	8,305	627

PJT Partners, Inc., Class A	13,624	555
		4,086

Insurance – 2.7%

Ambac Financial Group, Inc. *	27,046	529

American Equity Investment Life Holding Co.	54,315	1,314

AMERISAFE, Inc.	11,477	759

Argo Group International Holdings Ltd.	19,650	1,380

Citizens, Inc. *	29,987	206

CNO Financial Group, Inc.	94,084	1,489

Crawford & Co., Class A	9,671	105

Donegal Group, Inc., Class A	6,033	88

eHealth, Inc. *	13,438	898

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Insurance – 2.7% – continued

Employers Holdings, Inc.	18,909	$824

Enstar Group Ltd. *	6,900	1,310

FBL Financial Group, Inc., Class A	5,824	347

FedNat Holding Co.	6,765	95

FGL Holdings	87,618	699

Genworth Financial, Inc., Class A *	305,054	1,342

Global Indemnity Ltd.	4,868	122

Goosehead Insurance, Inc., Class A	6,882	340

Greenlight Capital Re Ltd., Class A *	17,241	181

GWG Holdings, Inc. *	1,064	11

Hallmark Financial Services, Inc. *	7,711	147

HCI Group, Inc.	3,809	160

Health Insurance Innovations, Inc., Class A *	5,717	143

Heritage Insurance Holdings, Inc.	16,343	244

Horace Mann Educators Corp.	24,887	1,153

James River Group Holdings Ltd.	17,729	908

Kinsale Capital Group, Inc.	12,279	1,269

MBIA, Inc. *	48,106	444

National General Holdings Corp.	40,938	942

National Western Life Group, Inc., Class A	1,366	367

NI Holdings, Inc. *	5,597	96

NMI Holdings, Inc., Class A *	39,278	1,031

Palomar Holdings, Inc. *	3,638	143

ProAssurance Corp.	32,163	1,295

ProSight Global, Inc. *	5,486	106

Protective Insurance Corp., Class B	5,490	96

Radian Group, Inc.	122,894	2,807

RLI Corp.	23,990	2,229

Safety Insurance Group, Inc.	8,940	906

Selective Insurance Group, Inc.	35,143	2,642

State Auto Financial Corp.	10,271	333

Third Point Reinsurance Ltd. *	43,996	440

Tiptree, Inc.	14,453	105

Trupanion, Inc. *	17,230	438

United Fire Group, Inc.	12,766	600

United Insurance Holdings Corp.	12,077	169

Universal Insurance Holdings, Inc.	18,399	552

Watford Holdings Ltd. *	12,277	331
		32,135

Iron & Steel – 0.7%

AK Steel Holding Corp. *	187,272	425

Allegheny Technologies, Inc. *	75,602	1,531

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Iron & Steel – 0.7% – continued

Carpenter Technology Corp.	28,217	$1,458

Cleveland-Cliffs, Inc.	161,663	1,167

Commercial Metals Co.	70,644	1,228

Northwest Pipe Co. *	5,597	158

Olympic Steel, Inc.	5,411	78

Ryerson Holding Corp. *	9,622	82

Schnitzer Steel Industries, Inc., Class A	15,336	317

SunCoke Energy, Inc. *	46,455	262

Synalloy Corp.	4,871	78

TimkenSteel Corp. *	23,573	148

Warrior Met Coal, Inc.	31,110	607

Worthington Industries, Inc.	23,285	839
		8,378

Leisure Products – 0.6%

Acushnet Holdings Corp.	21,303	562

Callaway Golf Co.	56,433	1,095

Camping World Holdings, Inc., Class A	19,297	172

Clarus Corp.	13,753	161

Escalade, Inc.	6,141	67

Fox Factory Holding Corp. *	22,661	1,411

Funko, Inc., Class A *	10,755	221

Johnson Outdoors, Inc., Class A	3,078	180

LCI Industries	14,692	1,350

Malibu Boats, Inc., Class A *	12,457	382

Marine Products Corp.	4,217	60

MasterCraft Boat Holdings, Inc. *	10,794	161

Vista Outdoor, Inc. *	35,549	220

Winnebago Industries, Inc.	18,734	719

YETI Holdings, Inc. *	18,719	524
		7,285

Machinery – 2.3%

Actuant Corp., Class A	33,481	735

Alamo Group, Inc.	5,873	691

Albany International Corp., Class A	18,406	1,659

Altra Industrial Motion Corp.	38,745	1,073

Astec Industries, Inc.	13,347	415

Briggs & Stratton Corp.	23,892	145

Cactus, Inc., Class A *	28,233	817

CIRCOR International, Inc. *	11,626	437

Columbus McKinnon Corp.	13,795	503

CSW Industrials, Inc.	8,953	618

Douglas Dynamics, Inc.	13,524	603

Federal Signal Corp.	35,987	1,178

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Machinery – 2.3% – continued

Franklin Electric Co., Inc.	27,853	$1,332

Gencor Industries, Inc. *	5,305	62

Gorman-Rupp (The) Co.	10,603	369

Graham Corp.	5,622	112

Helios Technologies, Inc.	17,549	712

Hillenbrand, Inc.	37,237	1,150

Hurco Cos., Inc.	3,718	120

Hyster-Yale Materials Handling, Inc.	6,037	330

Ichor Holdings Ltd. *	13,308	322

John Bean Technologies Corp.	18,707	1,860

Kadant, Inc.	6,647	583

Kennametal, Inc.	49,250	1,514

Lindsay Corp.	6,523	606

Luxfer Holdings PLC	15,946	248

Manitowoc (The) Co., Inc. *	21,155	264

Milacron Holdings Corp. *	41,289	688

MTS Systems Corp.	10,819	598

Mueller Water Products, Inc., Class A	94,773	1,065

NN, Inc.	25,972	185

Rexnord Corp. *	63,358	1,714

SPX FLOW, Inc. *	25,129	992

Standex International Corp.	7,493	546

Tennant Co.	10,815	765

Terex Corp.	38,098	989

Titan International, Inc.	29,230	79

Twin Disc, Inc. *	5,976	63

Welbilt, Inc. *	77,699	1,310
		27,452

Manufactured Goods – 1.0%

AZZ, Inc.	15,609	680

Chart Industries, Inc. *	21,661	1,351

Cornerstone Building Brands, Inc. *	26,934	163

Eastern (The) Co.	3,233	80

EnPro Industries, Inc.	12,334	847

Gibraltar Industries, Inc. *	19,340	888

Insteel Industries, Inc.	11,294	232

Lawson Products, Inc. *	2,450	95

LB Foster Co., Class A *	5,931	128

Mayville Engineering Co., Inc. *	3,696	49

Mueller Industries, Inc.	33,458	959

Omega Flex, Inc.	1,809	185

Park-Ohio Holdings Corp.	5,131	153

Proto Labs, Inc. *	16,182	1,652

Raven Industries, Inc.	21,515	720

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Manufactured Goods – 1.0% – continued

RBC Bearings, Inc. *	14,586	$2,420

Tredegar Corp.	15,669	306

TriMas Corp. *	27,235	835
		11,743

Media – 1.8%

Boingo Wireless, Inc. *	26,136	290

Boston Omaha Corp., Class A *	6,393	127

Cardlytics, Inc. *	8,284	278

Cargurus, Inc. *	44,660	1,382

Cars.com, Inc. *	40,250	361

Central European Media Enterprises Ltd., Class A *	53,149	239

Clear Channel Outdoor Holdings, Inc. *	29,660	75

Cumulus Media, Inc., Class A *	9,076	132

DHI Group, Inc. *	29,948	115

Entercom Communications Corp., Class A	75,798	253

Entravision Communications Corp., Class A	35,553	113

Eros International PLC *	44,093	84

Eventbrite, Inc., Class A *	21,819	386

EverQuote, Inc., Class A *	5,441	116

EW Scripps (The) Co., Class A	33,228	441

Fluent, Inc. *	24,992	68

Gannett Co., Inc.	63,823	685

Gray Television, Inc. *	55,015	898

Groupon, Inc. *	269,937	718

HealthStream, Inc. *	15,865	411

Hemisphere Media Group, Inc. *	9,808	120

Houghton Mifflin Harcourt Co. *	62,412	333

IMAX Corp. *	31,533	692

Leaf Group Ltd. *	9,918	42

Lee Enterprises, Inc. *	31,329	64

Liberty Latin America Ltd., Class A *	27,838	475

Liberty Latin America Ltd., Class C *	68,374	1,169

Liberty Media Corp.-Liberty Braves, Class A *	5,887	164

Liberty Media Corp.-Liberty Braves, Class C *	21,734	603

Liberty TripAdvisor Holdings, Inc., Class A *	43,233	407

LiveXLive Media, Inc. *	22,235	45

Marchex, Inc., Class B *	20,306	64

MDC Partners, Inc., Class A *	33,132	93

Meet Group (The), Inc. *	45,762	150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Media – 1.8% – continued

Meredith Corp.	24,046	$882

MSG Networks, Inc., Class A *	35,229	571

National CineMedia, Inc.	37,589	308

New Media Investment Group, Inc.	36,373	320

OptimizeRx Corp. *	8,321	120

QuinStreet, Inc. *	27,395	345

Quotient Technology, Inc. *	45,183	353

Rubicon Project (The), Inc. *	29,464	257

Saga Communications, Inc., Class A	2,271	68

Scholastic Corp.	17,775	671

SharpSpring, Inc. *	6,192	60

Shutterstock, Inc. *	11,386	411

Stamps.com, Inc. *	10,123	754

TechTarget, Inc. *	13,602	306

TEGNA, Inc.	130,709	2,030

Telaria, Inc. *	26,670	184

Travelzoo *	3,233	35

Tribune Publishing Co.	10,267	88

TrueCar, Inc. *	62,243	212

Tucows, Inc., Class A *	5,682	308

Upwork, Inc. *	34,165	455

WideOpenWest, Inc. *	14,409	89

Yelp, Inc. *	41,687	1,449
		21,869

Medical Equipment & Devices – 4.5%

Accelerate Diagnostics, Inc. *	16,383	304

Accuray, Inc. *	50,894	141

Alphatec Holdings, Inc. *	23,021	116

AngioDynamics, Inc. *	22,276	410

Apyx Medical Corp. *	19,515	132

AtriCure, Inc. *	22,308	556

Atrion Corp.	862	672

Avanos Medical, Inc. *	28,337	1,061

Avedro, Inc. *	4,706	107

Axogen, Inc. *	20,648	258

Axonics Modulation Technologies, Inc. *	9,211	248

BioLife Solutions, Inc. *	3,908	65

BioSig Technologies, Inc. *	9,180	76

BioTelemetry, Inc. *	19,850	808

Cardiovascular Systems, Inc. *	20,622	980

CareDx, Inc. *	24,638	557

Celcuity, Inc. *	3,442	58

Cerus Corp. *	83,014	428

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Medical Equipment & Devices – 4.5% – continued

Conformis, Inc. *	37,436	$70

CONMED Corp.	16,348	1,572

Corindus Vascular Robotics, Inc. *	56,346	241

CryoLife, Inc. *	21,951	596

Cutera, Inc. *	8,474	248

CytoSorbents Corp. *	17,928	90

Fluidigm Corp. *	42,436	196

GenMark Diagnostics, Inc. *	33,732	204

Genomic Health, Inc. *	16,256	1,102

Glaukos Corp. *	21,688	1,356

Globus Medical, Inc., Class A *	45,802	2,341

Haemonetics Corp. *	30,802	3,885

Inogen, Inc. *	11,097	532

Inspire Medical Systems, Inc. *	8,068	492

Integer Holdings Corp. *	19,501	1,473

Invacare Corp.	19,707	148

iRadimed Corp. *	2,582	54

iRhythm Technologies, Inc. *	14,824	1,099

Lantheus Holdings, Inc. *	23,146	580

LeMaitre Vascular, Inc.	9,704	332

LivaNova PLC *	29,142	2,150

Luminex Corp.	25,445	525

Meridian Bioscience, Inc.	25,793	245

Merit Medical Systems, Inc. *	32,301	984

Misonix, Inc. *	4,309	87

Myriad Genetics, Inc. *	41,994	1,202

NanoString Technologies, Inc. *	19,922	430

Natus Medical, Inc. *	20,374	649

Neogen Corp. *	30,768	2,096

Nevro Corp. *	17,984	1,546

Novocure Ltd. *	52,235	3,906

NuVasive, Inc. *	31,158	1,975

OPKO Health, Inc. *	214,670	449

OraSure Technologies, Inc. *	36,919	276

Orthofix Medical, Inc. *	10,924	579

OrthoPediatrics Corp. *	5,421	191

Pacific Biosciences of California, Inc. *	86,434	446

Pulse Biosciences, Inc. *	6,588	102

Quanterix Corp. *	7,833	172

Quidel Corp. *	21,318	1,308

Repligen Corp. *	31,080	2,383

Rockwell Medical, Inc. *	37,422	103

RTI Surgical Holdings, Inc. *	33,616	96

SeaSpine Holdings Corp. *	9,292	113

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Medical Equipment & Devices – 4.5% – continued

Senseonics Holdings, Inc. *	74,430	$74

Shockwave Medical, Inc. *	3,876	116

Sientra, Inc. *	23,305	151

Silk Road Medical, Inc. *	7,056	230

Soliton, Inc. *	3,189	34

STAAR Surgical Co. *	26,618	686

Surmodics, Inc. *	7,827	358

Tactile Systems Technology, Inc. *	10,978	465

Tandem Diabetes Care, Inc. *	33,706	1,988

TransEnterix, Inc. *	107,842	67

Utah Medical Products, Inc.	2,054	197

Varex Imaging Corp. *	22,623	646

Veracyte, Inc. *	28,336	680

Vericel Corp. *	26,817	406

ViewRay, Inc. *	43,703	127

Wright Medical Group N.V. *	75,773	1,563

Zynex, Inc.	9,122	87
		53,476

Metals & Mining – 0.5%

Century Aluminum Co. *	30,960	205

Coeur Mining, Inc. *	132,480	637

Compass Minerals International, Inc.	20,414	1,153

Contura Energy, Inc. *	11,326	317

Covia Holdings Corp. *	24,370	49

Encore Wire Corp.	12,256	690

Energy Fuels, Inc. *	57,272	111

Ferroglobe Representation & Warranty Insurance Trust (1)*	38,340	–

Gold Resource Corp.	36,895	112

Hecla Mining Co.	288,269	507

Kaiser Aluminum Corp.	9,666	957

Livent Corp. *	88,611	593

Novagold Resources, Inc. *	140,141	851

Uranium Energy Corp. *	104,445	102
		6,284

Oil, Gas & Coal – 2.9%

Abraxas Petroleum Corp. *	92,857	47

Advanced Emissions Solutions, Inc.	9,652	143

Amplify Energy Corp.	7,649	47

Arch Coal, Inc., Class A	9,810	728

Archrock, Inc.	77,515	773

Berry Petroleum Corp.	37,859	354

Bonanza Creek Energy, Inc. *	11,519	258

Brigham Minerals, Inc., Class A	9,937	198

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil, Gas & Coal – 2.9% – continued

C&J Energy Services, Inc. *	39,670	$426

California Resources Corp. *	29,120	297

Callon Petroleum Co. *	137,830	598

Carrizo Oil & Gas, Inc. *	52,905	454

Chaparral Energy, Inc., Class A *	18,203	24

Clean Energy Fuels Corp. *	83,668	173

CNX Resources Corp. *	112,266	815

Comstock Resources, Inc. *	8,802	69

CONSOL Energy, Inc. *	16,118	252

CVR Energy, Inc.	17,674	778

Delek U.S. Holdings, Inc.	45,188	1,640

Denbury Resources, Inc. *	282,511	336

Diamond Offshore Drilling, Inc. *	39,427	219

DMC Global, Inc.	8,522	375

Dril-Quip, Inc. *	21,842	1,096

Earthstone Energy, Inc., Class A *	11,428	37

Era Group, Inc. *	12,193	129

Evolution Petroleum Corp.	15,906	93

Exterran Corp. *	18,236	238

Extraction Oil & Gas, Inc. *	51,259	151

Falcon Minerals Corp.	22,597	130

Flotek Industries, Inc. *	31,507	69

Forum Energy Technologies, Inc. *	48,503	75

Frank’s International N.V. *	64,416	306

FTS International, Inc. *	19,446	44

Geospace Technologies Corp. *	7,749	119

Goodrich Petroleum Corp. *	5,282	56

Gulfport Energy Corp. *	97,202	263

Hallador Energy Co.	11,899	43

Helix Energy Solutions Group, Inc. *	85,227	687

HighPoint Resources Corp. *	65,795	105

Independence Contract Drilling, Inc. *	28,317	34

Isramco, Inc. *	423	52

Jagged Peak Energy, Inc. *	39,771	289

Keane Group, Inc. *	32,788	199

KLX Energy Services Holdings, Inc. *	12,196	105

Laredo Petroleum, Inc. *	109,708	264

Liberty Oilfield Services, Inc., Class A	32,277	350

Magnolia Oil & Gas Corp., Class A *	60,901	676

Mammoth Energy Services, Inc.	7,708	19

Matador Resources Co. *	66,488	1,099

Matrix Service Co. *	15,893	272

McDermott International, Inc. *	108,121	218

Montage Resources Corp. *	12,536	47

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil, Gas & Coal – 2.9% – continued

MRC Global, Inc. *	47,753	$579

Murphy USA, Inc. *	18,293	1,560

Nabors Industries Ltd.	211,284	395

NACCO Industries, Inc., Class A	2,336	149

National Energy Services Reunited Corp. *	13,898	93

Natural Gas Services Group, Inc. *	7,364	94

NCS Multistage Holdings, Inc. *	7,299	15

Newpark Resources, Inc. *	53,242	406

NextDecade Corp. *	6,691	39

Nine Energy Service, Inc. *	9,311	57

Noble Corp. PLC *	151,431	192

Northern Oil and Gas, Inc. *	175,837	345

NOW, Inc. *	65,214	748

Oasis Petroleum, Inc. *	191,812	664

Oceaneering International, Inc. *	59,249	803

Oil States International, Inc. *	35,780	476

Pacific Drilling S.A. *	17,496	68

Panhandle Oil and Gas, Inc., Class A	9,264	130

Par Pacific Holdings, Inc. *	21,137	483

Parker Drilling Co. *	5,463	103

PDC Energy, Inc. *	37,790	1,049

Peabody Energy Corp.	41,283	608

Penn Virginia Corp. *	8,185	238

PrimeEnergy Resources Corp. *	304	35

ProPetro Holding Corp. *	48,301	439

QEP Resources, Inc.	144,004	533

Ramaco Resources, Inc. *	4,822	18

Ring Energy, Inc. *	35,273	58

Roan Resources, Inc. *	20,908	26

Rosehill Resources, Inc. *	6,097	12

RPC, Inc.	35,919	202

SandRidge Energy, Inc. *	18,192	86

Seadrill Ltd. *	34,361	72

Select Energy Services, Inc., Class A *	35,597	308

SemGroup Corp., Class A	47,582	778

SilverBow Resources, Inc. *	4,255	41

SM Energy Co.	67,815	657

Smart Sand, Inc. *	13,416	38

Solaris Oilfield Infrastructure, Inc., Class A	19,020	255

Southwestern Energy Co. *	328,880	635

SRC Energy, Inc. *	144,608	674

Talos Energy, Inc. *	12,261	249

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Oil, Gas & Coal – 2.9% – continued

Tellurian, Inc. *	56,885	$473

TETRA Technologies, Inc. *	70,973	143

Thermon Group Holdings, Inc. *	19,378	445

Tidewater, Inc. *	22,982	347

Unit Corp. *	31,133	105

US Silica Holdings, Inc.	44,414	425

US Well Services, Inc. *	11,751	26

W&T Offshore, Inc. *	57,284	250

Whiting Petroleum Corp. *	54,451	437

World Fuel Services Corp.	38,832	1,551
		34,881

Passenger Transportation – 0.4%

Allegiant Travel Co.	7,808	1,168

Hawaiian Holdings, Inc.	28,209	741

Mesa Air Group, Inc. *	12,190	82

SkyWest, Inc.	30,184	1,733

Spirit Airlines, Inc. *	41,200	1,496

Universal Logistics Holdings, Inc.	4,834	112
		5,332

Real Estate – 0.5%

American Realty Investors, Inc. *	1,627	25

Consolidated-Tomoka Land Co.	2,922	192

Cushman &Wakefield PLC *	61,347	1,137

eXp World Holdings, Inc. *	9,338	78

FRP Holdings, Inc. *	4,367	210

Griffin Industrial Realty, Inc.	557	21

Legacy Housing Corp. *	3,567	58

Marcus & Millichap, Inc. *	13,928	494

Maui Land & Pineapple Co., Inc. *	4,113	45

McGrath RentCorp	14,623	1,018

Newmark Group, Inc., Class A	85,969	779

RE/MAX Holdings, Inc., Class A	10,727	345

Realogy Holdings Corp.	67,694	452

Redfin Corp. *	53,360	898

RMR Group (The), Inc., Class A	9,043	411

Stratus Properties, Inc. *	3,487	102
		6,265

Real Estate Investment Trusts – 8.7%

Acadia Realty Trust	50,000	1,429

AG Mortgage Investment Trust, Inc.	19,769	300

Agree Realty Corp.	24,656	1,804

Alexander & Baldwin, Inc.	41,293	1,012

Alexander’s, Inc.	1,296	452

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.7% – continued

American Assets Trust, Inc.	29,032	$1,357

American Finance Trust, Inc.	64,186	896

Anworth Mortgage Asset Corp.	57,223	189

Apollo Commercial Real Estate Finance, Inc.	92,541	1,774

Ares Commercial Real Estate Corp.	16,505	251

Armada Hoffler Properties, Inc.	31,573	571

ARMOUR Residential REIT, Inc.	35,812	600

Ashford Hospitality Trust, Inc.	56,208	186

Blackstone Mortgage Trust, Inc., Class A	75,623	2,711

Bluerock Residential Growth REIT, Inc.	13,774	162

Braemar Hotels & Resorts, Inc.	17,600	165

BRT Apartments Corp.	5,529	81

Capstead Mortgage Corp.	56,556	416

CareTrust REIT, Inc.	57,495	1,351

CatchMark Timber Trust, Inc., Class A	29,936	319

CBL & Associates Properties, Inc.	99,812	129

Cedar Realty Trust, Inc.	53,336	160

Chatham Lodging Trust	27,837	505

Cherry Hill Mortgage Investment Corp.	9,332	122

CIM Commercial Trust Corp.	782	12

City Office REIT, Inc.	23,273	335

Clipper Realty, Inc.	8,409	86

Colony Credit Real Estate, Inc.	48,562	702

Community Healthcare Trust, Inc.	11,229	500

CoreCivic, Inc.	71,903	1,242

CorEnergy Infrastructure Trust, Inc.	7,668	362

CorePoint Lodging, Inc.	24,187	245

DiamondRock Hospitality Co.	120,588	1,236

Dynex Capital, Inc.	14,069	208

Easterly Government Properties, Inc.	47,368	1,009

EastGroup Properties, Inc.	22,274	2,785

Essential Properties Realty Trust, Inc.	45,698	1,047

Exantas Capital Corp.	18,818	214

Farmland Partners, Inc.	16,652	111

First Industrial Realty Trust, Inc.	75,745	2,996

Four Corners Property Trust, Inc.	41,424	1,171

Franklin Street Properties Corp.	61,985	524

Front Yard Residential Corp.	29,619	342

GEO Group (The), Inc.	71,806	1,245

Getty Realty Corp.	20,138	646

Gladstone Commercial Corp.	18,315	430

Gladstone Land Corp.	11,351	135

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.7% – continued

Global Medical REIT, Inc.	19,156	$218

Global Net Lease, Inc.	50,944	993

Granite Point Mortgage Trust, Inc.	32,441	608

Great Ajax Corp.	10,156	157

Hannon Armstrong Sustainable

Infrastructure Capital, Inc.	38,113	1,111

Healthcare Realty Trust, Inc.	76,926	2,577

Hersha Hospitality Trust	20,875	311

Independence Realty Trust, Inc.	54,195	776

Industrial Logistics Properties Trust	38,845	825

Innovative Industrial Properties, Inc.	6,501	600

Invesco Mortgage Capital, Inc.	86,278	1,321

Investors Real Estate Trust	7,038	526

iStar, Inc.	35,713	466

Jernigan Capital, Inc.	12,879	248

Kite Realty Group Trust	49,705	803

KKR Real Estate Finance Trust, Inc.	15,335	299

Ladder Capital Corp.	61,796	1,067

Lexington Realty Trust	137,760	1,412

LTC Properties, Inc.	23,596	1,209

Mack-Cali Realty Corp.	52,132	1,129

Monmouth Real Estate Investment Corp.	55,798	804

National Health Investors, Inc.	25,156	2,073

National Storage Affiliates Trust	35,734	1,192

New Senior Investment Group, Inc.	50,047	334

New York Mortgage Trust, Inc.	140,160	854

NexPoint Residential Trust, Inc.	11,509	538

Office Properties Income Trust	28,613	877

One Liberty Properties, Inc.	9,513	262

Orchid Island Capital, Inc.	38,523	222

Pebblebrook Hotel Trust	78,084	2,172

Pennsylvania Real Estate Investment Trust	42,773	245

PennyMac Mortgage Investment Trust	51,857	1,153

Physicians Realty Trust	111,381	1,977

Piedmont Office Realty Trust, Inc., Class A	75,171	1,570

PotlatchDeltic Corp.	39,782	1,634

Preferred Apartment Communities, Inc., Class A	26,598	384

PS Business Parks, Inc.	12,031	2,189

QTS Realty Trust, Inc., Class A	32,855	1,689

Ready Capital Corp.	18,953	302

Redwood Trust, Inc.	58,068	953

Retail Opportunity Investments Corp.	67,940	1,239

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Real Estate Investment Trusts – 8.7% – continued

Retail Value, Inc.	8,910	$330

Rexford Industrial Realty, Inc.	65,831	2,898

RLJ Lodging Trust	103,683	1,762

RPT Realty	47,400	642

Ryman Hospitality Properties, Inc.	27,536	2,253

Sabra Health Care REIT, Inc.	113,660	2,610

Safehold, Inc.	6,435	196

Saul Centers, Inc.	7,101	387

Senior Housing Properties Trust	141,883	1,313

Seritage Growth Properties, Class A	20,339	864

STAG Industrial, Inc.	76,947	2,268

Summit Hotel Properties, Inc.	62,213	722

Sunstone Hotel Investors, Inc.	135,014	1,855

Tanger Factory Outlet Centers, Inc.	54,627	846

Terreno Realty Corp.	38,756	1,980

TPG RE Finance Trust, Inc.	30,086	597

Transcontinental Realty Investors, Inc. *	612	19

UMH Properties, Inc.	21,760	306

Uniti Group, Inc.	111,888	869

Universal Health Realty Income Trust	7,711	793

Urban Edge Properties	68,963	1,365

Urstadt Biddle Properties, Inc., Class A	17,676	419

Washington Prime Group, Inc.	111,861	463

Washington Real Estate Investment Trust	48,324	1,322

Western Asset Mortgage Capital Corp.	31,583	305

Whitestone REIT	23,255	320

Xenia Hotels & Resorts, Inc.	68,125	1,439
		102,987

Recreational Facilities & Services – 0.3%

AMC Entertainment Holdings, Inc., Class A	31,284	335

Drive Shack, Inc. *	35,415	153

International Speedway Corp., Class A	14,116	635

Marcus (The) Corp.	13,610	504

OneSpaWorld Holdings Ltd. *	27,056	420

RCI Hospitality Holdings, Inc.	5,394	111

Reading International, Inc., Class A *	9,933	119

SeaWorld Entertainment, Inc. *	28,347	746
		3,023

Renewable Energy – 0.6%

Ameresco, Inc., Class A *	13,588	218

American Superconductor Corp. *	12,312	97

EnerSys	25,666	1,692

Enphase Energy, Inc. *	55,220	1,228

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Renewable Energy – 0.6% – continued

FutureFuel Corp.	16,083	$192

Green Plains, Inc.	22,161	235

Plug Power, Inc. *	142,887	376

Renewable Energy Group, Inc. *	22,310	335

REX American Resources Corp. *	3,440	263

Sunnova Energy International, Inc. *	8,120	87

SunPower Corp. *	37,475	411

Sunrun, Inc. *	67,957	1,135

TPI Composites, Inc. *	17,293	324

Vivint Solar, Inc. *	26,921	176
		6,769

Retail – Consumer Staples – 0.4%

Big Lots, Inc.	23,432	574

BJ’s Wholesale Club Holdings, Inc. *	67,103	1,736

Ingles Markets, Inc., Class A	8,521	331

Natural Grocers by Vitamin Cottage, Inc. *	6,014	60

PriceSmart, Inc.	13,463	957

Rite Aid Corp. *	33,334	232

SpartanNash Co.	21,926	259

Village Super Market, Inc., Class A	4,881	129

Weis Markets, Inc.	5,888	225
		4,503

Retail – Discretionary – 3.3%

1-800-Flowers.com, Inc., Class A *	15,298	226

Abercrombie & Fitch Co., Class A	39,270	613

American Eagle Outfitters, Inc.	97,320	1,579

America’s Car-Mart, Inc. *	3,731	342

Asbury Automotive Group, Inc. *	11,613	1,188

Ascena Retail Group, Inc. *	91,800	24

At Home Group, Inc. *	29,119	280

Avis Budget Group, Inc. *	35,571	1,005

Barnes & Noble Education, Inc. *	25,814	81

Bassett Furniture Industries, Inc.	5,658	87

Beacon Roofing Supply, Inc. *	40,846	1,370

Bed Bath & Beyond, Inc.	73,419	781

BlueLinx Holdings, Inc. *	5,576	180

BMC Stock Holdings, Inc. *	39,870	1,044

Boot Barn Holdings, Inc. *	16,978	593

Buckle (The), Inc.	17,336	357

Builders FirstSource, Inc. *	68,748	1,414

Caleres, Inc.	24,428	572

Cato (The) Corp., Class A	13,273	234

Chico’s FAS,Inc.	71,265	287

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Retail – Discretionary – 3.3% – continued

Children’s Place (The), Inc.	9,186	$707

Citi Trends, Inc.	7,177	131

Conn’s, Inc. *	12,107	301

Container Store Group (The), Inc. *	9,330	41

Designer Brands, Inc., Class A	39,100	669

Dillard’s, Inc., Class A	6,231	412

Duluth Holdings, Inc., Class B *	6,297	53

Ethan Allen Interiors, Inc.	14,652	280

Express, Inc. *	38,270	132

EZCORP, Inc., Class A *	31,228	202

FirstCash, Inc.	25,448	2,333

Foundation Building Materials, Inc. *	8,697	135

Freshpet, Inc. *	20,719	1,031

Gaia, Inc. *	6,144	40

GameStop Corp., Class A	54,274	300

Genesco, Inc. *	9,608	384

GMS, Inc. *	19,280	554

GNC Holdings, Inc., Class A *	50,664	108

Group 1 Automotive, Inc.	10,666	985

Guess?, Inc.	30,228	560

Haverty Furniture Cos., Inc.	10,781	219

Hertz Global Holdings, Inc. *	61,358	849

Hibbett Sports, Inc. *	10,732	246

Hudson Ltd., Class A *	23,844	293

J. Jill, Inc.	9,980	19

J.C. Penney Co., Inc. *	186,466	166

Lands’ End, Inc. *	6,228	71

La-Z-Boy, Inc.	27,154	912

Liquidity Services, Inc. *	16,125	119

Lithia Motors, Inc., Class A	13,304	1,761

Lovesac (The) Co. *	5,319	99

Lumber Liquidators Holdings, Inc. *	16,723	165

MarineMax, Inc. *	13,033	202

Michaels (The) Cos., Inc. *	51,391	503

Monro, Inc.	19,648	1,552

National Vision Holdings, Inc. *	47,120	1,134

Office Depot, Inc.	327,405	575

Overstock.com, Inc. *	16,426	174

Party City Holdco, Inc. *	31,615	181

PetIQ, Inc. *	11,586	316

PetMed Express, Inc.	11,774	212

RealReal (The), Inc. *	10,500	235

RH *	9,947	1,699

RTW RetailWinds, Inc. *	17,574	24

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Retail – Discretionary – 3.3% – continued

Rush Enterprises, Inc., Class A	16,592	$640

Rush Enterprises, Inc., Class B	2,708	108

Sally Beauty Holdings, Inc. *	72,926	1,086

Shoe Carnival, Inc.	5,660	183

Signet Jewelers Ltd.	31,055	520

Sleep Number Corp. *	17,324	716

Sonic Automotive, Inc., Class A	14,514	456

Sportsman’s Warehouse Holdings, Inc. *	24,864	129

Stitch Fix, Inc., Class A *	25,385	489

Tailored Brands, Inc.	29,286	129

Tile Shop Holdings, Inc.	22,729	72

Tilly’s, Inc., Class A	12,733	120

Vera Bradley, Inc. *	11,999	121

Winmark Corp.	1,477	261

Zumiez, Inc. *	12,012	380
		38,751

Semiconductors – 2.7%

Adesto Technologies Corp. *	16,867	144

Alpha & Omega Semiconductor Ltd. *	11,730	144

Ambarella, Inc. *	19,035	1,196

Amkor Technology, Inc. *	59,507	541

AVX Corp.	28,127	427

Axcelis Technologies, Inc. *	19,412	332

AXT, Inc. *	22,561	80

Brooks Automation, Inc.	42,685	1,581

Cabot Microelectronics Corp.	17,428	2,461

CEVA, Inc. *	12,922	386

Cirrus Logic, Inc. *	34,981	1,874

Cohu, Inc.	24,170	326

CTS Corp.	19,615	635

Diodes, Inc. *	24,752	994

DSP Group, Inc. *	13,493	190

FormFactor, Inc. *	44,655	833

GSI Technology, Inc. *	10,155	89

II-VI, Inc. *	53,783	1,894

Impinj, Inc. *	8,979	277

Inphi Corp. *	26,977	1,647

KEMET Corp.	34,287	623

Lattice Semiconductor Corp. *	75,085	1,373

MACOM Technology Solutions Holdings, Inc. *	27,805	598

MaxLinear, Inc. *	39,056	874

Nanometrics, Inc. *	14,211	464

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Semiconductors – 2.7% – continued

NeoPhotonics Corp. *	23,986	$146

NVE Corp.	2,950	196

Photronics, Inc. *	39,161	426

Power Integrations, Inc.	17,020	1,539

Rambus, Inc. *	66,145	868

Rudolph Technologies, Inc. *	18,546	489

Semtech Corp. *	39,473	1,919

Silicon Laboratories, Inc. *	25,817	2,875

Synaptics, Inc. *	20,216	808

Ultra Clean Holdings, Inc. *	23,528	344

Veeco Instruments, Inc. *	28,838	337

Vishay Intertechnology, Inc.	80,006	1,354

Xperi Corp.	29,689	614
		31,898

Software – 5.1%

ACI Worldwide, Inc. *	69,196	2,168

Agilysys, Inc. *	12,410	318

Allscripts Healthcare Solutions, Inc. *	99,967	1,098

Altair Engineering, Inc., Class A *	23,598	817

American Software, Inc., Class A	17,338	260

Appfolio, Inc., Class A *	9,434	898

Appian Corp. *	18,730	890

Avaya Holdings Corp. *	66,564	681

Avid Technology, Inc. *	16,408	102

Bandwidth, Inc., Class A *	9,655	629

Benefitfocus, Inc. *	18,003	429

Blackbaud, Inc.	29,360	2,652

Blackline, Inc. *	25,790	1,233

Bottomline Technologies DE, Inc. *	25,780	1,014

Box, Inc., Class A *	85,920	1,423

Brightcove, Inc. *	23,617	247

Calix, Inc. *	28,692	183

Carbon Black, Inc. *	34,453	895

Carbonite, Inc. *	20,133	312

Castlight Health, Inc., Class B *	58,977	83

ChannelAdvisor Corp. *	15,655	146

Cision Ltd. *	55,331	425

Cloudera, Inc. *	141,341	1,252

CommVault Systems, Inc. *	24,239	1,084

Computer Programs & Systems, Inc.	7,900	179

Cornerstone OnDemand, Inc. *	34,206	1,875

Daily Journal Corp. *	709	176

Digital Turbine, Inc. *	47,124	304

Domo, Inc., Class B *	10,730	171

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Software – 5.1% – continued

Donnelley Financial Solutions, Inc. *	19,162	$236

Ebix, Inc.	14,108	594

eGain Corp. *	11,945	96

Envestnet, Inc. *	28,673	1,626

Everbridge, Inc. *	19,974	1,233

Evolent Health, Inc., Class A *	44,817	322

Exela Technologies, Inc. *	26,271	31

Five9, Inc. *	35,951	1,932

ForeScout Technologies, Inc. *	24,925	945

Glu Mobile, Inc. *	69,943	349

Health Catalyst, Inc. *	4,873	154

Ideanomics, Inc. *	29,961	45

Immersion Corp. *	18,293	140

InnerWorkings, Inc. *	25,865	115

Inovalon Holdings, Inc., Class A *	42,995	705

Instructure, Inc. *	20,487	794

Intelligent Systems Corp. *	3,996	166

j2 Global, Inc.	28,058	2,548

Limelight Networks, Inc. *	68,982	209

LivePerson, Inc. *	36,986	1,320

Majesco *	4,436	37

MicroStrategy, Inc., Class A *	4,986	740

Mitek Systems, Inc. *	22,734	219

MobileIron, Inc. *	57,173	374

Model N, Inc. *	19,693	547

Monotype Imaging Holdings, Inc.	24,556	486

NextGen Healthcare, Inc. *	32,805	514

Omnicell, Inc. *	24,908	1,800

OneSpan, Inc. *	19,882	288

Pareteum Corp. *	62,977	81

PDF Solutions, Inc. *	17,382	227

Phreesia, Inc. *	6,144	149

Phunware, Inc. *	19,363	28

Progress Software Corp.	26,647	1,014

PROS Holdings, Inc. *	19,823	1,181

Q2 Holdings, Inc. *	25,933	2,045

QAD, Inc., Class A	6,702	309

Qualys, Inc. *	20,445	1,545

Rapid7, Inc. *	29,276	1,329

SailPoint Technologies Holding, Inc. *	51,349	960

SecureWorks Corp., Class A *	4,744	61

Simulations Plus, Inc.	7,147	248

SPS Commerce, Inc. *	21,012	989

SVMK, Inc. *	51,582	882

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Software – 5.1% – continued

Synchronoss Technologies, Inc. *	22,430	$121

Tabula Rasa HealthCare, Inc. *	11,741	645

Tenable Holdings, Inc. *	22,467	503

TiVo Corp.	74,373	566

Upland Software, Inc. *	13,906	485

Varonis Systems, Inc. *	17,878	1,069

Verint Systems, Inc. *	39,269	1,680

Verra Mobility Corp. *	69,660	1,000

VirnetX Holding Corp. *	37,317	202

Workiva, Inc. *	22,077	968

Yext, Inc. *	56,194	893

Zuora, Inc., Class A *	52,238	786
		60,475

Specialty Finance – 1.5%

Aircastle Ltd.	31,548	708

Altisource Portfolio Solutions S.A. *	3,425	69

Arlington Asset Investment Corp., Class A	21,137	116

Cardtronics PLC, Class A *	22,467	679

Cass Information Systems, Inc.	8,425	455

CBTX, Inc.	10,928	305

Curo Group Holdings Corp. *	10,176	135

Deluxe Corp.	25,850	1,271

Elevate Credit, Inc. *	13,465	57

Encore Capital Group, Inc. *	18,617	620

Enova International, Inc. *	19,975	415

Essent Group Ltd.	57,925	2,761

Evo Payments, Inc., Class A *	21,325	600

Federal Agricultural Mortgage Corp., Class C	5,374	439

Flagstar Bancorp, Inc.	17,252	644

GATX Corp.	21,414	1,660

General Finance Corp. *	6,797	60

Green Dot Corp., Class A *	29,086	734

I3 Verticals, Inc., Class A *	8,730	176

International Money Express, Inc. *	8,372	115

Investors Title Co.	816	131

LendingClub Corp. *	39,766	520

Marlin Business Services Corp.	5,128	129

MMA Capital Holdings, Inc. *	2,872	86

Mr Cooper Group, Inc. *	45,447	483

Nelnet, Inc., Class A	10,772	685

Ocwen Financial Corp. *	78,916	148

On Deck Capital, Inc. *	38,944	131

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Specialty Finance – 1.5% – continued

Paysign, Inc. *	17,453	$176

PennyMac Financial Services, Inc. *	14,919	453

PRA Group, Inc. *	26,986	912

Regional Management Corp. *	5,473	154

Stewart Information Services Corp.	14,223	552

Walker & Dunlop, Inc.	16,726	936

Willis Lease Finance Corp. *	1,711	95

World Acceptance Corp. *	3,759	479
		18,089

Technology Services – 1.9%

comScore, Inc. *	28,701	55

Conduent, Inc. *	103,389	643

CSG Systems International, Inc.	19,821	1,024

Endurance International Group Holdings, Inc. *	41,946	157

EVERTEC, Inc.	36,601	1,143

ExlService Holdings, Inc. *	20,170	1,351

Forrester Research, Inc.	6,540	210

ICF International, Inc.	10,851	917

Insight Enterprises, Inc. *	21,309	1,187

LiveRamp Holdings, Inc. *	40,306	1,731

ManTech International Corp., Class A	16,113	1,151

MAXIMUS, Inc.	38,215	2,952

NIC, Inc.	39,508	816

Parsons Corp. *	11,573	382

Perficient, Inc. *	19,426	749

Perspecta, Inc.	84,893	2,217

Presidio, Inc.	28,067	474

Priority Technology Holdings, Inc. *	3,828	18

Rimini Street, Inc. *	11,542	51

Science Applications International Corp.	35,618	3,111

StarTek, Inc. *	9,516	62

Sykes Enterprises, Inc. *	23,006	705

TTEC Holdings, Inc.	8,535	409

Unisys Corp. *	31,165	232

Value Line, Inc.	669	15

Virtusa Corp. *	17,522	631
		22,393

Telecom – 0.8%

8x8, Inc. *	56,489	1,170

ATN International, Inc.	6,625	387

Cincinnati Bell, Inc. *	29,086	148

Cogent Communications Holdings, Inc.	25,220	1,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Telecom – 0.8% – continued

Consolidated Communications Holdings, Inc.	43,954	$209

Frontier Communications Corp. *	61,521	53

Gogo, Inc. *	33,167	200

GTT Communications, Inc. *	19,497	184

IDT Corp., Class B *	9,762	103

Intelsat S.A. *	40,106	914

Iridium Communications, Inc. *	59,631	1,269

KVH Industries, Inc. *	9,765	104

Loral Space & Communications, Inc. *	7,703	319

Ooma, Inc. *	11,381	118

ORBCOMM, Inc. *	45,645	217

RigNet, Inc. *	8,238	64

Shenandoah Telecommunications Co.	28,762	914

Spok Holdings, Inc.	10,572	126

Vonage Holdings Corp. *	136,036	1,537

Zix Corp. *	32,740	237
		9,663

Transportation & Logistics – 1.3%

Air Transport Services Group, Inc. *	35,207	740

ArcBest Corp.	15,522	473

Ardmore Shipping Corp. *	19,579	131

Atlas Air Worldwide Holdings, Inc. *	14,017	354

Costamare, Inc.	30,364	184

Covenant Transportation Group, Inc., Class A *	7,391	122

CryoPort, Inc. *	18,967	310

Daseke, Inc. *	26,794	67

DHT Holdings, Inc.	53,340	328

Diamond S Shipping, Inc. *	13,830	152

Dorian LPG Ltd. *	16,293	169

Eagle Bulk Shipping, Inc. *	25,946	114

Echo Global Logistics, Inc. *	16,205	367

Forward Air Corp.	16,871	1,075

GasLog Ltd.	24,445	314

Genco Shipping & Trading Ltd. *	8,887	82

Golar LNG Ltd.	56,686	736

Heartland Express, Inc.	27,785	598

Hub Group, Inc., Class A *	19,439	904

International Seaways, Inc. *	15,236	293

Marten Transport Ltd.	23,884	496

Matson, Inc.	25,632	961

Mobile Mini, Inc.	27,053	997

Nordic American Tankers Ltd.	84,457	182

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Transportation & Logistics – 1.3% – continued

Overseas Shipholding Group, Inc., Class A *	37,896	$66

P.A.M. Transportation Services, Inc. *	1,148	68

Radiant Logistics, Inc. *	22,837	118

Roadrunner Transportation Systems, Inc. *	2,089	22

Safe Bulkers, Inc. *	29,344	51

Saia, Inc. *	15,564	1,458

Scorpio Bulkers, Inc.	33,305	203

Scorpio Tankers, Inc.	26,082	776

SEACOR Holdings, Inc. *	10,577	498

SEACOR Marine Holdings, Inc. *	12,078	152

Ship Finance International Ltd.	49,011	688

Teekay Corp.	40,715	163

Teekay Tankers Ltd., Class A *	119,313	155

US Xpress Enterprises, Inc., Class A *	12,546	61

Werner Enterprises, Inc.	27,157	959

YRC Worldwide, Inc. *	19,481	59
		15,646

Transportation Equipment – 0.3%

Blue Bird Corp. *	9,391	179

Commercial Vehicle Group, Inc. *	17,794	128

Greenbrier (The) Cos., Inc.	19,443	586

Meritor, Inc. *	47,770	884

Navistar International Corp. *	29,759	836

REV Group, Inc.	16,898	193

Spartan Motors, Inc.	20,898	287

Wabash National Corp.	32,337	469
		3,562

Utilities – 4.0%

ALLETE, Inc.	31,209	2,728

American States Water Co.	22,044	1,981

Artesian Resources Corp., Class A	4,679	173

Atlantic Power Corp. *	66,926	157

Avista Corp.	39,535	1,915

Black Hills Corp.	36,734	2,819

California Water Service Group	28,827	1,526

Chesapeake Utilities Corp.	9,621	917

Clearway Energy, Inc., Class A	21,070	365

Clearway Energy, Inc., Class C	44,214	807

Connecticut Water Service, Inc.	7,352	515

Consolidated Water Co. Ltd.	8,439	139

El Paso Electric Co.	24,349	1,633

Genie Energy Ltd., Class B	8,430	63

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.6% – continued

Utilities – 4.0% – continued

Global Water Resources, Inc.	6,886	$82

MGE Energy, Inc.	21,035	1,680

Middlesex Water Co.	9,684	629

New Jersey Resources Corp.	53,449	2,417

Northwest Natural Holding Co.	18,246	1,302

NorthWestern Corp.	30,458	2,286

ONE Gas, Inc.	31,419	3,020

Ormat Technologies, Inc.	23,802	1,768

Otter Tail Corp.	23,778	1,278

Pattern Energy Group, Inc., Class A	53,164	1,432

PICO Holdings, Inc. *	10,565	107

PNM Resources, Inc.	47,780	2,488

PNM Resources, Inc. – (Fractional Shares) (1)	50,000	–

Portland General Electric Co.	53,998	3,044

Pure Cycle Corp. *	10,014	103

RGC Resources, Inc.	4,472	131

SJW Group	15,805	1,079

South Jersey Industries, Inc.	55,626	1,831

Southwest Gas Holdings, Inc.	32,666	2,974

Spark Energy, Inc., Class A	6,588	69

Spire, Inc.	29,897	2,608

TerraForm Power, Inc., Class A	43,916	800

Unitil Corp.	8,850	561

York Water (The) Co.	7,764	339
		47,766

Waste & Environment Services & Equipment – 0.9%

Advanced Disposal Services, Inc. *	43,673	1,422

AquaVenture Holdings Ltd. *	8,532	166

Casella Waste Systems, Inc., Class A *	26,909	1,155

CECO Environmental Corp. *	18,013	126

Charah Solutions, Inc. *	5,564	12

Covanta Holding Corp.	71,263	1,232

Energy Recovery, Inc. *	22,865	212

ESCO Technologies, Inc.	15,417	1,227

Evoqua Water Technologies Corp. *	45,048	767

Heritage-Crystal Clean, Inc. *	9,034	239

NRC Group Holdings Corp. *	5,938	74

Tetra Tech, Inc.	32,860	2,851

US Ecology, Inc.	13,213	845
		10,328
Total Common Stocks
(Cost $904,558)		1,160,975

	NUMBER OF SHARES	VALUE (000s)
RIGHTS – 0.0%

Biotechnology & Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights) (1)*	3,681	$–

Oncternal Therapeutics, Inc. (Contingent Value Rights) (1)*	398	–

Tobira Therapeutics, Inc. (Contingent Value Rights) (2)*	5,175	40
		40

Chemicals – 0.0%

A. Schulman, Inc. (Contingent Value Rights) (2)	15,653	8
Total Rights
(Cost $71)		48

OTHER – 0.0% (1)

Escrow DLB Oil & Gas *	1,200	–

Escrow Position PetroCorp *	420	–
Total Other
(Cost $–)		–

INVESTMENT COMPANIES – 2.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (3)(4)	25,079,055	25,079
Total Investment Companies
(Cost $25,079)		25,079

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bills,, 2.00%, 1/9/20 (5)(6)	$1,720	$1,711
Total Short-Term Investments
(Cost $1,711)		1,711

Total Investments – 99.9%
(Cost $931,419)		1,187,813

Other Assets less Liabilities – 0.1%		1,659
NET ASSETS – 100.0%		$1,189,472

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

E-Mini Russell 2000 Index	373	$28,441	Long	12/19	$(750)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	2.5%
Consumer Discretionary	11.1
Consumer Staples	3.0
Energy	3.3
Financials	18.2
Health Care	16.2
Industrials	16.2
Information Technology	13.4
Materials	3.8
Real Estate	8.2
Utilities	4.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$1,160,975	$–	$–	$1,160,975
Rights (1)	–	–	48	48
Investment Companies	25,079	–	–	25,079
Short-Term Investments	–	1,711	–	1,711
Total Investments	$1,186,054	$1,711	$48	$1,187,813

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(750)	$–	$–	$(750)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4%

Aerospace & Defense – 2.6%

Arconic, Inc.	140,527	$3,654

Boeing (The) Co.	193,808	73,738

General Dynamics Corp.	84,836	15,502

Huntington Ingalls Industries, Inc.	15,014	3,180

L3Harris Technologies, Inc.	80,950	16,889

Lockheed Martin Corp.	90,104	35,146

Northrop Grumman Corp.	57,051	21,382

Raytheon Co.	100,975	19,810

Textron, Inc.	83,142	4,071

TransDigm Group, Inc.	17,999	9,372

United Technologies Corp.	294,092	40,149
		242,893

Apparel & Textile Products – 0.7%

Capri Holdings Ltd. *	54,786	1,817

Hanesbrands, Inc.	130,514	1,999

NIKE, Inc., Class B	454,061	42,645

PVH Corp.	27,143	2,395

Ralph Lauren Corp.	18,911	1,805

Tapestry, Inc.	104,759	2,729

Under Armour, Inc., Class A *	68,041	1,357

Under Armour, Inc., Class C *	70,147	1,272

VF Corp.	118,205	10,519
		66,538

Asset Management – 0.7%

Affiliated Managers Group, Inc.	18,435	1,536

Ameriprise Financial, Inc.	47,448	6,980

BlackRock, Inc.	42,586	18,978

Charles Schwab (The) Corp.	421,790	17,643

E*TRADE Financial Corp.	87,029	3,802

Franklin Resources, Inc.	102,264	2,951

Invesco Ltd.	139,881	2,370

Raymond James Financial, Inc.	44,843	3,698

T. Rowe Price Group, Inc.	85,452	9,763
		67,721

Automotive – 0.5%

Aptiv PLC	92,605	8,096

BorgWarner, Inc.	74,876	2,746

Ford Motor Co.	1,421,372	13,020

General Motors Co.	455,362	17,067

Harley-Davidson, Inc.	57,475	2,067
		42,996

Banking – 5.3%

Bank of America Corp.	3,037,189	88,595

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Banking – 5.3% – continued

BB&T Corp.	277,734	$14,823

Citigroup, Inc.	819,038	56,579

Citizens Financial Group, Inc.	162,101	5,733

Comerica, Inc.	54,217	3,578

Fifth Third Bancorp	264,816	7,251

First Republic Bank	60,976	5,896

Huntington Bancshares, Inc.	374,646	5,346

JPMorgan Chase & Co.	1,159,204	136,427

KeyCorp	364,296	6,499

M&T Bank Corp.	48,449	7,653

People’s United Financial, Inc.	145,571	2,276

PNC Financial Services Group (The), Inc.	161,405	22,623

Regions Financial Corp.	361,796	5,724

SunTrust Banks, Inc.	161,106	11,084

SVB Financial Group *	18,668	3,901

US Bancorp	519,791	28,765

Wells Fargo & Co.	1,453,636	73,321

Zions Bancorp N.A.	64,257	2,861
		488,935

Biotechnology & Pharmaceuticals – 6.3%

AbbVie, Inc.	535,976	40,584

Alexion Pharmaceuticals, Inc. *	81,489	7,981

Allergan PLC	118,942	20,017

Amgen, Inc.	217,397	42,068

Biogen, Inc. *	66,856	15,565

Bristol-Myers Squibb Co.	593,109	30,077

Celgene Corp. *	256,907	25,511

Eli Lilly & Co.	308,057	34,450

Gilead Sciences, Inc.	459,477	29,122

Incyte Corp. *	64,946	4,821

Johnson & Johnson	956,847	123,797

Merck & Co., Inc.	928,314	78,145

Mylan N.V. *	186,229	3,684

Nektar Therapeutics *	62,974	1,147

Perrigo Co. PLC	49,379	2,760

Pfizer, Inc.	2,004,751	72,031

Regeneron Pharmaceuticals, Inc. *	28,958	8,033

Vertex Pharmaceuticals, Inc. *	93,155	15,782

Zoetis, Inc.	172,967	21,550
		577,125

Chemicals – 2.3%

3M Co.	208,578	34,290

Air Products & Chemicals, Inc.	79,876	17,721

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Chemicals – 2.3% – continued

Albemarle Corp.	38,276	$2,661

Avery Dennison Corp.	30,504	3,464

Celanese Corp.	44,867	5,487

CF Industries Holdings, Inc.	78,892	3,881

Corteva, Inc.	272,294	7,624

Dow, Inc.	269,481	12,841

DuPont de Nemours, Inc.	270,561	19,294

Eastman Chemical Co.	49,375	3,645

Ecolab, Inc.	90,749	17,972

FMC Corp.	47,021	4,123

International Flavors & Fragrances, Inc.	38,722	4,751

Linde PLC	196,126	37,993

LyondellBasell Industries N.V., Class A	93,603	8,375

Mosaic (The) Co.	128,221	2,629

PPG Industries, Inc.	85,739	10,161

Sherwin-Williams (The) Co.	29,768	16,369
		213,281

Commercial Services – 0.1%

Cintas Corp.	30,098	8,069

H&R Block, Inc.	73,250	1,730

Robert Half International, Inc.	42,808	2,383

Rollins, Inc.	51,167	1,743
		13,925

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	22,575	6,188

Vulcan Materials Co.	48,069	7,270
		13,458

Consumer Products – 5.8%

Altria Group, Inc.	677,263	27,700

Archer-Daniels-Midland Co.	202,400	8,312

Brown-Forman Corp., Class B	66,001	4,143

Campbell Soup Co.	61,143	2,869

Church & Dwight Co., Inc.	89,655	6,746

Clorox (The) Co.	45,581	6,922

Coca-Cola (The) Co.	1,395,253	75,958

Colgate-Palmolive Co.	311,031	22,864

Conagra Brands, Inc.	177,236	5,438

Constellation Brands, Inc., Class A	60,660	12,574

Coty, Inc., Class A	108,649	1,142

Estee Lauder (The) Cos., Inc., Class A	80,171	15,950

General Mills, Inc.	218,736	12,057

Hershey (The) Co.	53,974	8,365

Hormel Foods Corp.	100,569	4,398

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Consumer Products – 5.8% – continued

JM Smucker (The) Co.	41,560	$4,572

Kellogg Co.	89,808	5,779

Kimberly-Clark Corp.	124,769	17,723

Kraft Heinz (The) Co.	224,772	6,279

Lamb Weston Holdings, Inc.	52,851	3,843

McCormick & Co., Inc. (Non Voting)	44,592	6,970

Molson Coors Brewing Co., Class B	67,843	3,901

Mondelez International, Inc., Class A	522,684	28,915

Monster Beverage Corp. *	140,262	8,144

PepsiCo, Inc.	506,922	69,499

Philip Morris International, Inc.	564,038	42,827

Procter & Gamble (The) Co.	907,250	112,844

Tyson Foods, Inc., Class A	107,091	9,225
		535,959

Containers & Packaging – 0.3%

Amcor PLC	591,586	5,768

Ball Corp.	120,305	8,759

International Paper Co.	142,360	5,954

Packaging Corp. of America	34,138	3,622

Sealed Air Corp.	56,262	2,336

Westrock Co.	92,851	3,384
		29,823

Distributors – Consumer Staples – 0.2%

Sysco Corp.	186,051	14,772

Distributors – Discretionary – 0.1%

Copart, Inc. *	72,855	5,852

LKQ Corp. *	111,843	3,518
		9,370

Electrical Equipment – 2.1%

A.O. Smith Corp.	49,965	2,384

Allegion PLC	33,947	3,519

AMETEK, Inc.	82,873	7,609

Amphenol Corp., Class A	107,939	10,416

Eaton Corp. PLC	152,237	12,659

Emerson Electric Co.	222,960	14,907

Fortive Corp.	107,218	7,351

General Electric Co.	3,163,999	28,286

Honeywell International, Inc.	260,819	44,131

Ingersoll-Rand PLC	87,561	10,788

Johnson Controls International PLC	288,676	12,670

Keysight Technologies, Inc. *	67,994	6,612

Rockwell Automation, Inc.	42,415	6,990

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Electrical Equipment – 2.1% – continued

Roper Technologies, Inc.	37,693	$13,441

TE Connectivity Ltd.	121,722	11,342
		193,105

Engineering & Construction Services – 0.1%

Jacobs Engineering Group, Inc.	49,158	4,498

Quanta Services, Inc.	51,324	1,940
		6,438

Gaming, Lodging & Restaurants – 1.9%

Carnival Corp.	145,683	6,368

Chipotle Mexican Grill, Inc. *	9,248	7,773

Darden Restaurants, Inc.	44,434	5,253

Hilton Worldwide Holdings, Inc.	104,066	9,689

Marriott International, Inc., Class A	99,148	12,331

McDonald’s Corp.	275,362	59,123

MGM Resorts International	189,150	5,243

Norwegian Cruise Line Holdings Ltd. *	77,817	4,029

Royal Caribbean Cruises Ltd.	62,114	6,729

Starbucks Corp.	433,974	38,372

Wynn Resorts Ltd.	35,010	3,806

Yum! Brands, Inc.	110,130	12,492
		171,208

Hardware – 5.4%

Apple, Inc.	1,540,091	344,934

Arista Networks, Inc. *	19,729	4,714

Cisco Systems, Inc.	1,539,097	76,047

Corning, Inc.	283,556	8,087

F5 Networks, Inc. *	21,942	3,081

FLIR Systems, Inc.	48,921	2,573

Garmin Ltd.	52,361	4,434

Hewlett Packard Enterprise Co.	473,340	7,181

HP, Inc.	537,197	10,164

Juniper Networks, Inc.	124,389	3,079

Motorola Solutions, Inc.	60,016	10,227

NetApp, Inc.	86,265	4,530

Seagate Technology PLC	85,844	4,617

Western Digital Corp.	107,320	6,401

Xerox Holdings Corp.	68,990	2,063
		492,132

Health Care Facilities & Services – 2.5%

AmerisourceBergen Corp.	55,145	4,540

Anthem, Inc.	92,741	22,267

Cardinal Health, Inc.	107,707	5,083

Centene Corp. *	150,450	6,508

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Health Care Facilities & Services – 2.5% – continued

Cigna Corp.	136,802	$20,765

CVS Health Corp.	471,515	29,738

DaVita, Inc. *	35,148	2,006

HCA Healthcare, Inc.	96,481	11,618

Henry Schein, Inc. *	53,871	3,421

Humana, Inc.	48,981	12,523

IQVIA Holdings, Inc. *	66,080	9,871

Laboratory Corp. of America Holdings *	35,300	5,930

McKesson Corp.	67,040	9,162

Quest Diagnostics, Inc.	49,029	5,248

UnitedHealth Group, Inc.	343,617	74,675

Universal Health Services, Inc., Class B	29,471	4,384

WellCare Health Plans, Inc. *	18,178	4,711
		232,450

Home & Office Products – 0.5%

D.R. Horton, Inc.	121,679	6,414

Fortune Brands Home & Security, Inc.	50,531	2,764

Leggett & Platt, Inc.	47,421	1,942

Lennar Corp., Class A	103,105	5,758

Masco Corp.	104,851	4,370

Mohawk Industries, Inc. *	21,731	2,696

Newell Brands, Inc.	137,921	2,582

NVR, Inc. *	1,245	4,628

PulteGroup, Inc.	93,524	3,418

Snap-on, Inc.	20,005	3,132

Stanley Black & Decker, Inc.	55,082	7,954

Whirlpool Corp.	23,217	3,677
		49,335

Industrial Services – 0.2%

Fastenal Co.	208,266	6,804

United Rentals, Inc. *	28,001	3,490

W.W. Grainger, Inc.	16,024	4,762
		15,056

Institutional Financial Services – 1.4%

Bank of New York Mellon (The) Corp.	311,024	14,062

Cboe Global Markets, Inc.	40,367	4,639

CME Group, Inc.	129,816	27,435

Goldman Sachs Group (The), Inc.	117,344	24,317

Intercontinental Exchange, Inc.	203,141	18,744

Morgan Stanley	455,524	19,437

Nasdaq, Inc.	41,915	4,164

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Institutional Financial Services – 1.4% – continued

Northern Trust Corp. (1)	77,908	$7,270

State Street Corp.	134,827	7,981
		128,049

Insurance – 4.0%

Aflac, Inc.	268,415	14,043

Allstate (The) Corp.	119,385	12,975

American International Group, Inc.	315,428	17,569

Aon PLC	85,512	16,553

Arthur J. Gallagher & Co.	67,516	6,047

Assurant, Inc.	22,209	2,794

Berkshire Hathaway, Inc., Class B *	710,886	147,879

Chubb Ltd.	165,134	26,659

Cincinnati Financial Corp.	55,274	6,449

Everest Re Group Ltd.	14,719	3,917

Globe Life, Inc.	36,538	3,499

Hartford Financial Services Group (The), Inc.	131,444	7,967

Lincoln National Corp.	72,268	4,359

Loews Corp.	94,435	4,862

Marsh & McLennan Cos., Inc.	183,583	18,367

MetLife, Inc.	288,690	13,615

Principal Financial Group, Inc.	93,597	5,348

Progressive (The) Corp.	211,960	16,374

Prudential Financial, Inc.	145,807	13,115

Travelers (The) Cos., Inc.	94,301	14,022

Unum Group	75,146	2,233

Willis Towers Watson PLC	46,701	9,012
		367,658

Iron & Steel – 0.1%

Nucor Corp.	110,127	5,607

Leisure Products – 0.1%

Hasbro, Inc.	42,551	5,050

Machinery – 0.9%

Caterpillar, Inc.	203,969	25,763

Deere & Co.	114,163	19,257

Dover Corp.	52,481	5,225

Flowserve Corp.	47,341	2,211

IDEX Corp.	27,629	4,528

Illinois Tool Works, Inc.	106,702	16,698

Parker-Hannifin Corp.	46,602	8,417

Xylem, Inc.	64,963	5,172
		87,271

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Media – 8.0%

Alphabet, Inc., Class A *	108,594	$132,609

Alphabet, Inc., Class C *	109,557	133,550

Booking Holdings, Inc. *	15,412	30,248

CBS Corp., Class B (Non Voting)	118,774	4,795

Charter Communications, Inc., Class A *	58,629	24,162

Comcast Corp., Class A	1,644,481	74,133

Discovery, Inc., Class A *	57,027	1,519

Discovery, Inc., Class C *	125,953	3,101

DISH Network Corp., Class A *	87,091	2,967

Expedia Group, Inc.	50,695	6,814

Facebook, Inc., Class A *	872,177	155,317

Fox Corp., Class A	128,028	4,037

Fox Corp., Class B	58,655	1,850

Interpublic Group of (The) Cos., Inc.	139,855	3,015

Netflix, Inc. *	158,738	42,482

News Corp., Class A	139,289	1,939

News Corp., Class B	44,942	643

Omnicom Group, Inc.	78,929	6,180

TripAdvisor, Inc. *	38,604	1,493

Twitter, Inc. *	280,252	11,546

VeriSign, Inc. *	37,641	7,100

Viacom, Inc., Class B	127,777	3,071

Walt Disney (The) Co.	653,117	85,114
		737,685

Medical Equipment & Devices – 4.4%

Abbott Laboratories	640,656	53,604

ABIOMED, Inc. *	16,566	2,947

Agilent Technologies, Inc.	112,265	8,603

Align Technology, Inc. *	26,305	4,759

Baxter International, Inc.	185,025	16,184

Becton Dickinson and Co.	97,856	24,754

Boston Scientific Corp. *	504,901	20,544

Cooper (The) Cos., Inc.	18,047	5,360

Danaher Corp.	231,419	33,424

DENTSPLY SIRONA, Inc.	81,237	4,331

Edwards Lifesciences Corp. *	75,343	16,569

Hologic, Inc. *	96,866	4,891

IDEXX Laboratories, Inc. *	31,262	8,501

Illumina, Inc. *	53,301	16,215

Intuitive Surgical, Inc. *	41,810	22,574

Medtronic PLC	486,361	52,828

Mettler-Toledo International, Inc. *	8,893	6,264

PerkinElmer, Inc.	40,074	3,413

ResMed, Inc.	52,188	7,051

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Medical Equipment & Devices – 4.4% – continued

Stryker Corp.	116,286	$25,153

Teleflex, Inc.	16,827	5,717

Thermo Fisher Scientific, Inc.	145,211	42,296

Varian Medical Systems, Inc. *	32,866	3,914

Waters Corp. *	24,222	5,407

Zimmer Biomet Holdings, Inc.	74,414	10,215
		405,518

Metals & Mining – 0.2%

Freeport-McMoRan, Inc.	524,147	5,016

Newmont Goldcorp Corp.	297,440	11,279
		16,295

Oil, Gas & Coal – 4.4%

Apache Corp.	135,813	3,477

Baker Hughes a GE Co.	235,340	5,460

Cabot Oil & Gas Corp.	152,951	2,687

Chevron Corp.	688,340	81,637

Cimarex Energy Co.	36,633	1,756

Concho Resources, Inc.	73,150	4,967

ConocoPhillips	402,315	22,924

Devon Energy Corp.	146,434	3,523

Diamondback Energy, Inc.	59,055	5,310

EOG Resources, Inc.	210,315	15,610

Exxon Mobil Corp.	1,533,734	108,297

Halliburton Co.	318,215	5,998

Helmerich & Payne, Inc.	39,789	1,594

Hess Corp.	93,761	5,671

HollyFrontier Corp.	54,846	2,942

Kinder Morgan, Inc.	705,936	14,549

Marathon Oil Corp.	291,247	3,574

Marathon Petroleum Corp.	238,490	14,488

National Oilwell Varco, Inc.	139,445	2,956

Noble Energy, Inc.	172,788	3,881

Occidental Petroleum Corp.	324,631	14,436

ONEOK, Inc.	149,814	11,040

Phillips 66	162,535	16,644

Pioneer Natural Resources Co.	60,496	7,609

Schlumberger Ltd.	501,865	17,149

TechnipFMC PLC (New York Exchange)	152,208	3,674

Valero Energy Corp.	150,173	12,801

Williams (The) Cos., Inc.	439,882	10,583
		405,237

Passenger Transportation – 0.4%

Alaska Air Group, Inc.	44,621	2,896

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Passenger Transportation – 0.4% – continued

American Airlines Group, Inc.	143,049	$3,858

Delta Air Lines, Inc.	209,987	12,095

Southwest Airlines Co.	175,537	9,481

United Airlines Holdings, Inc. *	79,863	7,061
		35,391

Real Estate – 0.1%

CBRE Group, Inc., Class A *	122,038	6,469

Real Estate Investment Trusts – 3.1%

Alexandria Real Estate Equities, Inc.	41,127	6,335

American Tower Corp.	160,486	35,488

Apartment Investment & Management Co., Class A	53,779	2,804

AvalonBay Communities, Inc.	50,617	10,899

Boston Properties, Inc.	52,111	6,757

Crown Castle International Corp.	150,714	20,951

Digital Realty Trust, Inc.	75,648	9,820

Duke Realty Corp.	131,395	4,463

Equinix, Inc.	30,747	17,735

Equity Residential	126,304	10,895

Essex Property Trust, Inc.	23,899	7,807

Extra Space Storage, Inc.	46,572	5,441

Federal Realty Investment Trust	25,317	3,447

HCP, Inc.	177,987	6,342

Host Hotels & Resorts, Inc.	264,749	4,577

Iron Mountain, Inc.	103,653	3,357

Kimco Realty Corp.	152,497	3,184

Macerich (The) Co.	40,060	1,265

Mid-America Apartment Communities, Inc.	41,191	5,355

Prologis, Inc.	228,763	19,495

Public Storage	54,436	13,351

Realty Income Corp.	115,310	8,842

Regency Centers Corp.	61,104	4,246

SBA Communications Corp.	40,927	9,870

Simon Property Group, Inc.	111,645	17,378

SL Green Realty Corp.	29,883	2,443

UDR, Inc.	106,148	5,146

Ventas, Inc.	135,048	9,863

Vornado Realty Trust	57,538	3,663

Welltower, Inc.	146,894	13,316

Weyerhaeuser Co.	270,894	7,504
		282,039

Retail – Consumer Staples – 1.9%

Costco Wholesale Corp.	159,434	45,934

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Retail – Consumer Staples – 1.9% – continued

Dollar General Corp.	93,345	$14,836

Dollar Tree, Inc. *	85,845	9,800

Kroger (The) Co.	289,520	7,464

Target Corp.	185,128	19,792

Walgreens Boots Alliance, Inc.	275,067	15,214

Walmart, Inc.	515,570	61,188
		174,228

Retail – Discretionary – 5.4%

Advance Auto Parts, Inc.	25,915	4,286

Amazon.com, Inc. *	150,641	261,499

AutoZone, Inc. *	8,906	9,660

Best Buy Co., Inc.	83,945	5,791

CarMax, Inc. *	60,043	5,284

eBay, Inc.	285,842	11,142

Gap (The), Inc.	76,941	1,336

Genuine Parts Co.	52,772	5,256

Home Depot (The), Inc.	397,029	92,119

Kohl’s Corp.	57,551	2,858

L Brands, Inc.	85,446	1,674

Lowe’s Cos., Inc.	279,810	30,768

Macy’s, Inc.	111,572	1,734

Nordstrom, Inc.	38,009	1,280

O’Reilly Automotive, Inc. *	27,741	11,055

Ross Stores, Inc.	132,192	14,521

Tiffany & Co.	39,559	3,664

TJX (The) Cos., Inc.	438,176	24,424

Tractor Supply Co.	43,069	3,895

Ulta Beauty, Inc. *	21,333	5,347
		497,593

Semiconductors – 3.8%

Advanced Micro Devices, Inc. *	393,555	11,409

Analog Devices, Inc.	134,045	14,977

Applied Materials, Inc.	334,851	16,709

Broadcom, Inc.	144,313	39,840

Intel Corp.	1,606,027	82,759

IPG Photonics Corp. *	12,863	1,744

KLA Corp.	57,717	9,203

Lam Research Corp.	52,388	12,107

Maxim Integrated Products, Inc.	98,445	5,701

Microchip Technology, Inc.	86,504	8,037

Micron Technology, Inc. *	399,888	17,135

NVIDIA Corp.	220,788	38,433

Qorvo, Inc. *	42,394	3,143

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Semiconductors – 3.8% – continued

QUALCOMM, Inc.	440,725	$33,619

Skyworks Solutions, Inc.	62,398	4,945

Texas Instruments, Inc.	338,422	43,738

Xilinx, Inc.	91,756	8,799
		352,298

Software – 7.0%

Activision Blizzard, Inc.	278,089	14,716

Adobe, Inc. *	175,985	48,616

Akamai Technologies, Inc. *	59,844	5,468

ANSYS, Inc. *	30,560	6,765

Autodesk, Inc. *	79,683	11,769

Cadence Design Systems, Inc. *	101,557	6,711

Cerner Corp.	115,416	7,868

Citrix Systems, Inc.	44,633	4,308

Electronic Arts, Inc. *	106,681	10,435

Fortinet, Inc. *	51,449	3,949

Intuit, Inc.	94,276	25,072

Microsoft Corp.	2,768,148	384,856

Oracle Corp.	798,196	43,925

salesforce.com, Inc. *	317,946	47,196

Symantec Corp.	206,145	4,871

Synopsys, Inc. *	54,535	7,485

Take-Two Interactive Software, Inc. *	41,046	5,145
		639,155

Specialty Finance – 4.2%

Alliance Data Systems Corp.	14,889	1,908

American Express Co.	246,665	29,175

Capital One Financial Corp.	170,564	15,518

Discover Financial Services	115,404	9,358

Fidelity National Information Services, Inc.	222,421	29,529

Fiserv, Inc. *	206,970	21,440

FleetCor Technologies, Inc. *	31,388	9,001

Global Payments, Inc.	108,795	17,298

Jack Henry & Associates, Inc.	27,895	4,072

Mastercard, Inc., Class A	323,666	87,898

PayPal Holdings, Inc. *	426,601	44,192

Synchrony Financial	221,363	7,546

Visa, Inc., Class A	626,102	107,696

Western Union (The) Co.	153,458	3,556
		388,187

Technology Services – 2.6%

Accenture PLC, Class A	230,979	44,429

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Technology Services – 2.6% – continued

Automatic Data Processing, Inc.	157,268	$25,386

Broadridge Financial Solutions, Inc.	41,447	5,157

CDW Corp.	52,470	6,466

Cognizant Technology Solutions Corp., Class A	200,263	12,069

DXC Technology Co.	95,055	2,804

Equifax, Inc.	43,660	6,142

Gartner, Inc. *	32,552	4,655

IHS Markit Ltd. *	145,448	9,728

International Business Machines Corp.	321,196	46,708

Leidos Holdings, Inc.	49,046	4,212

MarketAxess Holdings, Inc.	13,623	4,461

Moody’s Corp.	58,995	12,084

MSCI, Inc.	30,809	6,709

Nielsen Holdings PLC	128,453	2,730

Paychex, Inc.	116,191	9,617

S&P Global, Inc.	89,290	21,874

Verisk Analytics, Inc.	59,153	9,354
		234,585

Telecom – 2.2%

AT&T, Inc.	2,648,975	100,237

CenturyLink, Inc.	355,919	4,442

T-Mobile U.S., Inc. *	114,829	9,045

Verizon Communications, Inc.	1,499,415	90,505
		204,229

Transportation & Logistics – 1.5%

C.H. Robinson Worldwide, Inc.	49,352	4,184

CSX Corp.	289,364	20,044

Expeditors International of Washington, Inc.	62,163	4,618

FedEx Corp.	86,992	12,664

JB Hunt Transport Services, Inc.	30,974	3,427

Kansas City Southern	36,346	4,834

Norfolk Southern Corp.	95,488	17,155

Union Pacific Corp.	255,408	41,371

United Parcel Service, Inc., Class B	253,151	30,333
		138,630

Transportation Equipment – 0.2%

Cummins, Inc.	57,192	9,303

PACCAR, Inc.	125,832	8,810

Wabtec Corp.	66,030	4,745
		22,858

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 97.4% – continued

Utilities – 3.5%

AES Corp.	239,845	$3,919

Alliant Energy Corp.	86,359	4,657

Ameren Corp.	89,390	7,156

American Electric Power Co., Inc.	179,004	16,771

American Water Works Co., Inc.	65,655	8,156

Atmos Energy Corp.	42,834	4,878

CenterPoint Energy, Inc.	181,424	5,475

CMS Energy Corp.	102,526	6,557

Consolidated Edison, Inc.	120,359	11,370

Dominion Energy, Inc.	297,947	24,146

DTE Energy Co.	66,588	8,854

Duke Energy Corp.	264,146	25,321

Edison International	129,829	9,792

Entergy Corp.	72,065	8,458

Evergy, Inc.	85,349	5,681

Eversource Energy	117,309	10,026

Exelon Corp.	352,289	17,019

FirstEnergy Corp.	195,847	9,446

NextEra Energy, Inc.	177,183	41,282

NiSource, Inc.	134,816	4,034

NRG Energy, Inc.	91,419	3,620

Pinnacle West Capital Corp.	40,570	3,938

PPL Corp.	262,406	8,263

Public Service Enterprise Group, Inc.	183,453	11,389

Sempra Energy	99,517	14,690

Southern (The) Co.	378,871	23,403

WEC Energy Group, Inc.	114,527	10,891

Xcel Energy, Inc.	190,083	12,334
		321,526

Waste & Environment Services & Equipment – 0.3%

Pentair PLC	61,004	2,306

Republic Services, Inc.	76,764	6,644

Waste Management, Inc.	141,628	16,287
		25,237
Total Common Stocks
(Cost $4,087,146)		8,957,315

INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (2)(3)	216,851,544	216,852
Total Investment Companies
(Cost $216,852)		216,852

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY INDEX FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 1.99%, 1/9/20 (4)(5)	$11,605	$11,547
Total Short-Term Investments
(Cost $11,542)		11,547

Total Investments – 99.9%
(Cost $4,315,540)		9,185,714

Other Assets less Liabilities – 0.1%		6,000
NET ASSETS – 100.0%		$9,191,714

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

E-Mini S&P 500	1,577	$234,855	Long	12/19	$(1,586)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	10.4%
Consumer Discretionary	10.1
Consumer Staples	7.6
Energy	4.5
Financials	12.9
Health Care	13.7
Industrials	9.4
Information Technology	21.9
Materials	2.7
Real Estate	3.2
Utilities	3.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks (1)	$8,957,315	$–	$–	$8,957,315
Investment Companies	216,852	–	–	216,852
Short-Term Investments	–	11,547	–	11,547
Total Investments	$9,174,167	$11,547	$–	$9,185,714

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(1,586)	$–	$–	$(1,586)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY INDEX FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2019, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Emerging Markets Equity Index	Long	Liquidity

Global Real Estate Index	Long	Liquidity

Global Sustainability Index	Long	Liquidity

International Equity Index	Long	Liquidity

Mid Cap Index	Long	Liquidity

Small Cap Index	Long	Liquidity

Stock Index	Long	Liquidity

At September 30, 2019, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Mid Cap Index, Small Cap Index and Stock Index Funds was approximately $4,243,000, $1,711,000 and $11,547,000, respectively. At September 30, 2019, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds was approximately $2,252,000, $1,305,000, $418,000 and $3,194,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of

EQUITY INDEX FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) REDEMPTION FEES The Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2019, were approximately $12,000, $1,000, $3,000 and less than $1,000 for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. Redemption fees were approximately $5,000, $4,000, $5,000 and $7,000 for the fiscal year ended March 31, 2019, for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index and International Equity Index Funds, respectively. These amounts are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

International Equity Index	Annually

Mid Cap Index	Annually

Small Cap Index	Annually

Stock Index	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds. At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Emerging Markets Equity Index	$ 513	$ 4,111	$(4,624)

Global Real Estate Index	14,473	(14,473)	–

Global Sustainability Index	(357)	357	–

International Equity Index	(2,894)	10,655	(7,761)

Mid Cap Index	(874)	874	–

Small Cap Index	(459)	246	213

Stock Index	–	(539)	539

I) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially

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NOTES TO THE FINANCIAL STATEMENTS continued

all of its taxable income and capital gains to its shareholders. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. The Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

The Emerging Markets Equity Index Fund and International Equity Index Fund had approximately $4,624,000 and $8,431,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2019.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Emerging Markets Equity Index	$17,777	$354,349

International Equity Index *	15,582	362,437

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

During the taxable year ended November 30, 2018, the Global Real Estate Index Fund utilized approximately $10,513,000 in capital loss carryforwards.

At November 30, 2018, the Global Real Estate Index Fund’s last tax year end, the capital loss carryforwards for U.S. federal income tax purposes and their year of expiration for the Fund in the table below were as follows:

Amounts in thousands	NOVEMBER 30, 2019

Global Real Estate Index	$13,345

The Fund in the above table may offset future capital gains with these capital loss carryforwards until the capital loss carryforwards expire.

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Emerging Markets Equity Index	$10,462	$ –	$586,891

Global Sustainability Index	3,279	290	100,860

International Equity Index	48,521	–	679,051

Mid Cap Index	6,268	19,757	438,582

Small Cap Index	3,075	2,233	305,576

Stock Index	3,630	39,072	4,384,801

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net investment income, undistributed realized gains and unrealized losses at November 30, 2018, the Global Real Estate Index Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Real Estate Index	$6,266	$–	$271,086

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SEPTEMBER 30, 2019 (UNAUDITED)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$64,999	$–

Global Sustainability Index	9,205	5,631

International Equity Index	170,000	–

Mid Cap Index	39,749	132,336

Small Cap Index	21,348	94,784

Stock Index	156,546	194,242

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Emerging Markets Equity Index	$53,000	$–

Global Sustainability Index	7,914	3,726

International Equity Index	146,506	–

Mid Cap Index	38,722	128,464

Small Cap Index	19,789	57,898

Stock Index	158,402	101,793

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index Fund’s tax years ended November 30, 2018 and November 30, 2017 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2018 AND NOVEMBER 30, 2017 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS

Global Real Estate Index (2018)	$87,381	$–

Global Real Estate Index (2017)	57,746	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The Global Real Estate Index Fund has a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2018 through March 31, 2019 will be determined at the end of its tax year.

As of March 31, 2019, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

J) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of

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NOTES TO THE FINANCIAL STATEMENTS continued

0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

During the six months ended September 30, 2019, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Emerging Markets Equity Index	$33,418	3.20%

Global Sustainability Index	650	3.30

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.21%	0.30%

Global Real Estate Index	0.40%	0.50%

Global Sustainability Index	0.18%	0.30%

International Equity Index	0.18%	0.25%

Mid Cap Index	0.13%	0.15%

Small Cap Index	0.13%	0.15%

Stock Index	0.08%	0.10%

The contractual reimbursement arrangement is expected to continue until at least July 31, 2020. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Emerging Markets Equity Index	$–	$664,337	$–	$1,053,500

Global Real Estate Index	–	186,966	–	37,926

Global Sustainability Index	–	170,509	–	74,756

International Equity Index	–	293,119	–	284,666

Mid Cap Index	–	231,146	–	175,742

Small Cap Index	–	162,835	–	141,150

Stock Index	–	281,681	–	183,873

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Emerging Markets Equity Index	$610,021	$(151,625)	$458,396	$1,771,047
Global Real Estate Index	517,707	(73,503)	444,204	1,838,367
Global Sustainability Index	142,641	(18,129)	124,512	618,135

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
International Equity Index	$1,116,404	$(349,614)	$766,790	$4,541,142
Mid Cap Index	630,971	(158,754)	472,217	1,905,483

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Small Cap Index	$ 382,980	$(138,599)	$ 244,381	$ 942,682
Stock Index	4,907,619	(128,968)	4,778,651	4,405,477

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	18,284	$209,486	–	$–	(57,877)	$(645,434)	(39,593)	$(435,948)
Global Real Estate Index	24,518	270,725	543	6,043	(11,146)	(123,447)	13,915	153,321
Global Sustainability Index	12,742	183,469	–	–	(7,841)	(113,290)	4,901	70,179
International Equity Index	26,475	317,066	–	–	(36,527)	(437,598)	(10,052)	(120,532)
Mid Cap Index	11,854	214,951	–	–	(10,725)	(196,063)	1,129	18,888
Small Cap Index	10,028	123,361	–	–	(7,815)	(96,697)	2,213	26,664
Stock Index	21,771	733,587	487	16,629	(15,028)	(509,712)	7,230	240,504

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Emerging Markets Equity Index	80,615	$932,873	1,507	$15,872	(92,026)	$(1,046,495)	(9,904)	$(97,750)
Global Real Estate Index	47,461	490,279	1,088	11,315	(41,034)	(424,830)	7,515	76,764
Global Sustainability Index	22,294	302,418	813	10,008	(6,301)	(86,507)	16,806	225,919
International Equity Index	103,728	1,224,427	2,382	25,532	(142,566)	(1,684,642)	(36,456)	(434,683)
Mid Cap Index	26,427	492,006	8,869	137,470	(28,508)	(517,541)	6,788	111,935
Small Cap Index	20,383	273,115	9,160	96,909	(24,255)	(313,847)	5,288	56,177
Stock Index	48,464	1,554,232	7,154	207,290	(44,082)	(1,412,645)	11,536	348,877

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Emerging Markets Equity Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$23,521	$213,934	$207,594	$–	$–	$205	$29,861	29,860,993

Global Real Estate Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	7,610	178,930	172,617	–	–	236	13,923	13,923,435

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SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Global Sustainability Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$18,242	$144,289	$157,458	$–	$–	$76	$5,073	5,073,296

	Northern Trust Corp.	547	104	–	16	–	9	667	7,147

	Total	$18,789	$144,393	$157,458	$16	$–	$85	$5,740	5,080,443

International Equity Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	21,583	172,112	175,534	–	–	178	18,161	18,161,401

Mid Cap Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	70,849	156,470	178,962	–	–	790	48,357	48,357,068

Small Cap Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	12,735	96,883	84,539	–	–	253	25,079	25,079,055

Stock Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	64,283	535,792	383,223	–	–	1,341	216,852	216,851,544

	Northern Trust Corp.	7,050	104	116	203	29	102	7,270	77,908

	Total	$71,333	$535,896	$383,339	$203	$29	$1,443	$224,122	216,929,452

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2019:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net Assets – Net unrealized appreciation	$–		Net Assets – Net unrealized depreciation	$(1,131	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	6		Unrealized depreciation on forward foreign currency exchange contracts	(23)

Global Real Estate Index	Equity contracts	Net Assets – Net unrealized appreciation	18	*	Net Assets – Net unrealized depreciation	(158	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2		Unrealized depreciation on forward foreign currency exchange contracts	(20)

Global Sustainability Index	Equity contracts	Net Assets – Net unrealized appreciation	39	*	Net Assets – Net unrealized depreciation	(21	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	9		Unrealized depreciation on forward foreign currency exchange contracts	(21)

International Equity Index	Equity contracts	Net Assets – Net unrealized appreciation	844	*	Net Assets – Net unrealized depreciation	(34	)*

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$50	Unrealized depreciation on forward foreign currency exchange contracts	$(200)

Mid Cap Index	Equity contracts	Net Assets – Net unrealized appreciation	–	Net Assets – Net unrealized depreciation	(522	)*

Small Cap Index	Equity contracts	Net Assets – Net unrealized appreciation	–	Net Assets – Net unrealized depreciation	(750	)*

Stock Index	Equity contracts	Net Assets – Net unrealized appreciation	–	Net Assets – Net unrealized depreciation	(1,586	)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2019, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index	Morgan Stanley	$6	$–	$–	$6
	Total	$6	$–	$–	$6
Global Real Estate Index	BNY Mellon	$1	$–	$–	$1
	Goldman Sachs	1	(1)	–	–
	Total	$2	$(1)	$–	$1
Global Sustainability Index	Morgan Stanley	$8	$(6)	$–	$2
	Toronto-Dominion Bank	1	– *	–	1
	Total	$9	$(6)	$–	$3
International Equity Index	BNY Mellon	$1	$–	$–	$1
	Citibank	30	(30)	–	–
	JPMorgan Chase	5	(5)	–	–
	Morgan Stanley	14	(8)	–	6
	Total	$50	$(43)	$–	$7

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index	BNY Mellon	$(1)	$ –	$–	$(1)
	Goldman Sachs	(1)	–	–	(1)

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS		CASH COLLATERAL PLEDGED	NET AMOUNT
	Toronto-Dominion Bank	$(21)	$ –		$–	$(21)
	Total	$(23)	$ –		$–	$(23)
Global Real Estate Index	Citibank	$– *	$ –		$–	$– *
	Goldman Sachs	(4)	1		–	(3)
	JPMorgan Chase	– *	–		–	– *
	Morgan Stanley	(13)	–		–	(13)
	Toronto-Dominion Bank	(3)	–		–	(3)
	Total	$(20)	$ 1		$–	$(19)
Global Sustainability Index	Bank of Montreal	$(4)	$ –		$–	$ (4)
	BNY Mellon	(2)	–		–	(2)
	Citibank	– *	–		–	– *
	Goldman Sachs	(4)	–		–	(4)
	JPMorgan Chase	(5)	–		–	(5)
	Morgan Stanley	(6)	6		–	–
	Toronto-Dominion Bank	– *	–	*	–	–
	Total	$(21)	$ 6		$–	$(15)
International Equity Index	Citibank	$(47)	$30		$–	$(17)
	Goldman Sachs	(55)	–		–	(55)
	JPMorgan Chase	(38)	5		–	(33)
	Morgan Stanley	(8)	8		–	–
	Toronto-Dominion Bank	(52)	–		–	(52)
	Total	$(200)	$43		$–	$(157)

*	Amount rounds to less than one thousand.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2019:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	$(575)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	368

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	(327)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	56

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	577

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(15)

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	3,013

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(1,032)

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,679

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	956

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	12,992

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EQUITY INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(1,495)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(129)

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(507)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(18)

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(229)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(15)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(5)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,640)

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(878)

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(3,878)

Volume of derivative activity for the six months ended September 30, 2019*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Emerging Markets Equity Index	66	$1,387	73	$2,245

Global Real Estate Index	48	628	448	574

Global Sustainability Index	84	314	267	288

International Equity Index	89	1,663	146	1,514

Mid Cap Index	–	–	125	2,179

Small Cap Index	–	–	124	1,134

Stock Index	–	–	144	5,813

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures equity contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Stock Index Fund was a shareholder of the Tribune Company (“Tribune”). In December of 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy.

On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune’s bankruptcy proceeding. On June 2, 2011, a second

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SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011 the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co. et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Count for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). Each of these cases, along with others brought by the indenture trustees and other individual creditors, has now been consolidated into a Multi-District Litigation proceeding in the Southern District of New York (the “District Court”). The cases attempt to “clawback” the proceeds paid out in connection with the LBO. The Tribune bankruptcy plan was confirmed by the U.S Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012.

The former shareholder defendants filed motions to dismiss, each of which were granted by the District Court. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court; however, the Supreme Court issued a statement indicating a potential lack of a quorum and informing the parties that the Second Circuit or District Court could provide relief based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. The Second Circuit has not taken any further action.

The motion to dismiss the Committee Action was also granted by the District Court. The Plaintiff in the Committee Action also sought from the District Court leave to amend the complaint with an additional claim for constructive fraudulent transfer based upon the decision in Merit Management. The motion for leave to amend was denied on April 23, 2019. On June 13, 2019, the District Court entered a final judgment on the claim dismissed. On July 12, 2019, the Trustee filed a notice of appeal stating that it was appealing the final judgment and the April 23, 2019 decision and related orders to the Second Circuit Court of Appeals. Briefing on the appeal has been scheduled for early 2020.

The value of the proceeds received by the Stock Index Fund in the LBO was approximately $790,000, which includes proceeds of approximately $372,000 received by the Northern Institutional Funds Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Fund cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on the Fund’s net asset value. The Fund intends to vigorously defend these actions.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than the New Credit Facility disclosed in Note 4—Bank Borrowings.

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EQUITY INDEX FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 115), if any, in the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, and International Equity Index Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 119), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

EMERGING MARKETS EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.31%	$1,000.00	$964.10	$1.53
Hypothetical	0.31%	$1,000.00	$1,023.51	$1.57

GLOBAL REAL ESTATE INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.50%	$1,000.00	$1,039.00	$2.56
Hypothetical	0.50%	$1,000.00	$1,022.56	$2.54

GLOBAL SUSTAINABILITY INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.30%	$1,000.00	$1,056.60	$1.55
Hypothetical	0.30%	$1,000.00	$1,023.56	$1.52

INTERNATIONAL EQUITY INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.25%	$1,000.00	$1,026.10	$1.27
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

MID CAP INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.15%	$1,000.00	$1,029.00	$0.76
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

SMALL CAP INDEX
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.15%	$1,000.00	$995.10	$0.75
Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

STOCK INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.10%	$1,000.00	$1,060.30	$0.52
Hypothetical	0.10%	$1,000.00	$1,024.57	$0.51

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also

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EQUITY INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issues raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, with the exception of the Global Real Estate Index Fund, which was in the fourth quintile for the one- year period.

The Trustees took into account the portfolio managers’ discussions regarding the Funds’ tracking errors and considered that each of them was appropriately tracking its respective index.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Funds, the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted that the Funds’ actual management fees were equal to or lower than their respective peer group and

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EQUITY INDEX FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2019 (UNAUDITED)

universe medians, except for the International Equity Index Fund, whose actual management fee was higher than its peer universe median; and the Funds’ actual expenses, after reimbursements and fee waivers, were in the first or second quintile of their respective peer group or peer universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for all of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. They agreed that breakpoints were not necessary with respect to the Funds at this time based on where the management fees were set and the contractual expense reimbursements. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of many of the Funds were below their respective Lipper group medians. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s other equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

EQUITY INDEX FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY INDEX FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY INDEX FUNDS

EQUITY INDEX FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY INDEX FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

16	SCHEDULES OF INVESTMENTS

16	CORE BOND FUND
Ticker Symbol: NOCBX

25	FIXED INCOME FUND
Ticker Symbol: NOFIX

35	HIGH YIELD FIXED INCOME FUND
Ticker Symbol: NHFIX

45	SHORT BOND FUND
Ticker Symbol: BSBAX

53	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Ticker Symbol: NSIUX

55	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NTAUX

73	ULTRA-SHORT FIXED INCOME FUND
Ticker Symbol: NUSFX

87	U.S. GOVERNMENT FUND
Ticker Symbol: NOUGX

89	NOTES TO THE FINANCIAL STATEMENTS

99	FUND EXPENSES

101	APPROVAL OF MANAGEMENT AGREEMENT

108	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	CORE BOND FUND	FIXED INCOME FUND
ASSETS:
Investments, at value	$200,329	$828,691
Investments in affiliates, at value	4,630	5,599
Foreign currencies, at value (cost $153)	–	–
Interest income receivable	810	4,207
Dividend income receivable	27	136
Receivable for foreign tax reclaims	14	1
Receivable for securities sold	3,854	9,592
Receivable for fund shares sold	249	639
Receivable from investment adviser	4	13
Prepaid and other assets	4	5
Total Assets	209,921	848,883
LIABILITIES:
Payable for securities purchased	3,718	–
Payable for when-issued securities	1,231	10,487
Payable for variation margin on futures contracts	–	–
Payable for fund shares redeemed	17	2,466
Distributions payable to shareholders	79	371
Payable to affiliates:
Management fees	13	59
Custody fees	2	17
Shareholder servicing fees	4	60
Transfer agent fees	13	54
Trustee fees	4	14
Accrued other liabilities	30	26
Total Liabilities	5,111	13,554
Net Assets	$204,810	$835,329
ANALYSIS OF NET ASSETS:
Capital stock	$202,996	$839,117
Distributable earnings	1,814	(3,788)
Net Assets	$204,810	$835,329
Shares Outstanding ($.0001 par value, unlimited authorization)	19,445	80,471
Net Asset Value, Redemption and Offering Price Per Share	$10.53	$10.38
Investments, at cost	$196,422	$813,742
Investments in affiliates, at cost	4,630	5,599

See Notes to the Financial Statements.

FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2019 (UNAUDITED)

HIGH YIELD FIXED INCOME FUND	SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$3,638,743	$386,446	$55,811	$3,819,689	$2,370,158	$34,646
94,464	10,363	146	37,656	3,262	44
152	–	–	–	–	–
68,659	2,220	121	27,678	11,956	63
145	12	8	150	51	3
108	–	–	–	–	–
6,525	–	–	–	–	–
889	421	40	2,886	215	2
35	19	3	22	15	2
9	4	4	12	9	4
3,809,729	399,485	56,133	3,888,093	2,385,666	34,764

11,000	–	–	17,264	–	–
28,715	–	–	22,253	–	–
–	–	1	–	–	–
2,236	213	7	5,669	2,024	11
3,667	154	11	961	909	7

476	25	3	141	90	2
65	11	6	49	28	6
65	1	2	6	5	–
240	25	4	243	153	2
18	4	8	15	4	3
98	30	30	98	58	26
46,580	463	72	46,699	3,271	57
$3,763,149	$399,022	$56,061	$3,841,394	$2,382,395	$34,707

$4,237,627	$409,205	$61,336	$3,827,095	$2,369,213	$34,695
(474,478)	(10,183)	(5,275)	14,299	13,182	12
$3,763,149	$399,022	$56,061	$3,841,394	$2,382,395	$34,707
565,094	21,169	5,733	377,588	232,491	3,548
$6.66	$18.85	$9.78	$10.17	$10.25	$9.78
$3,645,429	$382,526	$55,832	$3,807,725	$2,356,722	$34,562
94,464	10,262	146	37,656	3,262	44

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND
INVESTMENT INCOME:
Interest Income	$3,091	$13,319	$132,831
Dividend income	–	–	693
Dividend income from investments in affiliates	150	557	723
Total Investment Income	3,241	13,876	134,247
EXPENSES:
Management fees	417	1,790	14,536
Custody fees	21	56	197
Transfer agent fees	24	95	430
Blue sky fees	10	12	14
SEC fees	1	1	5
Printing fees	6	6	29
Audit fees	10	9	21
Legal fees	12	12	26
Shareholder servicing fees	5	62	116
Trustee fees	5	5	24
Other	6	7	20
Total Expenses	517	2,055	15,418
Less expenses reimbursed by investment adviser	(72)	(175)	(617)
Net Expenses	445	1,880	14,801
Net Investment Income	2,796	11,996	119,446
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	6,166	19,616	(24,450)
Investments in affiliates	–	–	–
Futures contracts	13	16	–
Net changes in unrealized appreciation (depreciation) on:
Investments	3,135	14,476	61,313
Investments in affiliates	–	–	–
Futures contracts	–	–	–
Net Gains	9,314	34,108	36,863
Net Increase in Net Assets Resulting from Operations	$12,110	$46,104	$156,309

See Notes to the Financial Statements.

FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

SHORT BOND FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND

$5,605	$546	$34,417	$32,741	$348
–	–	–	–	–
186	63	1,048	308	22
5,791	609	35,465	33,049	370

747	111	4,205	2,761	67
29	12	178	115	12
45	7	430	276	4
10	12	18	19	9
1	1	4	3	1
6	6	24	16	6
10	9	20	15	10
12	12	24	19	12
–	3	9	10	–
5	5	21	14	5
6	6	19	14	5
871	184	4,952	3,262	131
(89)	(62)	(218)	(205)	(56)
782	122	4,734	3,057	75
5,009	487	30,731	29,992	295

467	1,022	2,724	1,833	1,062
47	–	–	–	–
–	243	–	–	151

3,151	(38)	10,092	10,970	(129)
(1)	–	–	–	–
–	(135)	–	–	(32)
3,664	1,092	12,816	12,803	1,052
$8,673	$1,579	$43,547	$42,795	$1,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME FUNDS

FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND		SHORT BOND FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$2,796	$7,894	$11,996	$39,009	$119,446	$237,352	$5,009	$13,056
Net realized gains (losses)	6,179	(1,625)	19,632	(12,945)	(24,450)	(74,002)	514	(4,499)
Net change in unrealized appreciation (depreciation)	3,135	3,374	14,476	12,505	61,313	(22,549)	3,150	5,455
Net Increase in Net Assets Resulting from Operations	12,110	9,643	46,104	38,569	156,309	140,801	8,673	14,012
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(59,444)	(12,932)	(46,090)	(339,498)	(69,695)	335,998	(29,327)	(63,771)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(59,444)	(12,932)	(46,090)	(339,498)	(69,695)	335,998	(29,327)	(63,771)
DISTRIBUTIONS PAID:
Distributable earnings	(3,027)	(8,375)	(12,815)	(41,272)	(119,440)	(237,341)	(5,026)	(13,063)
Total Distributions Paid	(3,027)	(8,375)	(12,815)	(41,272)	(119,440)	(237,341)	(5,026)	(13,063)
Total Increase (Decrease) in Net Assets	(50,361)	(11,664)	(12,801)	(342,201)	(32,826)	239,458	(25,680)	(62,822)
NET ASSETS:
Beginning of period	255,171	266,835	848,130	1,190,331	3,795,975	3,556,517	424,702	487,524
End of period	$204,810	$255,171	$835,329	$848,130	$3,763,149	$3,795,975	$399,022	$424,702

See Notes to the Financial Statements.

FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

SHORT- INTERMEDIATE U.S. GOVERNMENT FUND		TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		ULTRA-SHORT FIXED INCOME FUND		U.S. GOVERNMENT FUND
SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019

$487	$2,028	$30,731	$58,369	$29,992	$53,290	$295	$688
1,265	(1,773)	2,724	268	1,833	(1,467)	1,213	(81)
(173)	1,303	10,092	17,054	10,970	13,367	(161)	477
1,579	1,558	43,547	75,691	42,795	65,190	1,347	1,084

(5,833)	(52,423)	(179,628)	82,008	(55,208)	(176,974)	(2,339)	12,737
(5,833)	(52,423)	(179,628)	82,008	(55,208)	(176,974)	(2,339)	12,737

(513)	(2,224)	(30,732)	(58,368)	(29,991)	(53,715)	(309)	(740)
(513)	(2,224)	(30,732)	(58,368)	(29,991)	(53,715)	(309)	(740)
(4,767)	(53,089)	(166,813)	99,331	(42,404)	(165,499)	(1,301)	13,081

60,828	113,917	4,008,207	3,908,876	2,424,799	2,590,298	36,008	22,927
$56,061	$60,828	$3,841,394	$4,008,207	$2,382,395	$2,424,799	$34,707	$36,008

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

CORE BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.08	$10.02	$10.15	$10.40	$10.62	$10.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.28	0.26	0.19	0.20	0.20
Net realized and unrealized gains (losses)	0.47	0.08	(0.11)	(0.15)	(0.10)	0.42
Total from Investment Operations	0.59	0.36	0.15	0.04	0.10	0.62
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.30)	(0.28)	(0.22)	(0.22)	(0.21)
From net realized gains	–	–	–	(0.07)	(0.10)	(0.06)
Total Distributions Paid	(0.14)	(0.30)	(0.28)	(0.29)	(0.32)	(0.27)
Net Asset Value, End of Period	$10.53	$10.08	$10.02	$10.15	$10.40	$10.62
Total Return(1)	5.91%	3.75%	1.45%	0.36%	1.00%	6.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$204,810	$255,171	$266,835	$259,951	$246,818	$223,549
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%	0.41%	0.41%	0.40%	0.41%	0.40%
Expenses, before reimbursements and credits	0.47%	0.46%	0.46%	0.46%	0.45%	0.53%
Net investment income, net of reimbursements and credits(3)	2.54%	2.91%	2.49%	1.87%	1.92%	1.86%
Net investment income, before reimbursements and credits	2.48%	2.86%	2.44%	1.81%	1.88%	1.73%
Portfolio Turnover Rate	274.20%	327.61%	424.59%	517.18%	680.40%	813.91%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $11,000, $18,000, $57,000, $32,000 and $5,000, which represent less than 0.01, less than 0.01, less than 0.01, 0.02, less than 0.01 and 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.97	$9.94	$10.12	$10.23	$10.53	$10.24
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.32	0.31	0.24	0.25	0.29
Net realized and unrealized gains (losses)	0.42	0.06	(0.16)	(0.08)	(0.20)	0.30
Total from Investment Operations	0.57	0.38	0.15	0.16	0.05	0.59
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.16)	(0.35)	(0.33)	(0.27)	(0.28)	(0.30)
From net realized gains	–	–	–	–	(0.07)	–
Total Distributions Paid	(0.16)	(0.35)	(0.33)	(0.27)	(0.35)	(0.30)
Net Asset Value, End of Period	$10.38	$9.97	$9.94	$10.12	$10.23	$10.53
Total Return(2)	5.72%	3.98%	1.38%	1.58%	0.53%	5.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$835,329	$848,130	$1,190,331	$1,180,510	$1,352,637	$1,929,692
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.49%	0.48%	0.48%	0.48%	0.47%	0.52%
Net investment income, net of reimbursements and credits(4)	2.88%	3.41%	2.95%	2.40%	2.52%	2.69%
Net investment income, before reimbursements and credits	2.84%	3.38%	2.92%	2.37%	2.50%	2.62%
Portfolio Turnover Rate	248.53%	283.15%	364.76%	454.23%	554.71%	663.50%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $35,000, $32,000, $81,000, $207,000, $148,000 and $35,000, which represent less than 0.01, less than 0.01, less than 0.01, 0.02, less than 0.01 and 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$6.60	$6.72	$6.84	$6.42	$7.12	$7.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.42	0.42	0.40	0.39	0.43
Net realized and unrealized gains (losses)	0.06	(0.12)	(0.12)	0.42	(0.70)	(0.35)
Total from Investment Operations	0.27	0.30	0.30	0.82	(0.31)	0.08
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.21)	(0.42)	(0.42)	(0.40)	(0.39)	(0.43)
From net realized gains	–	–	–	–	–	(0.14)
Total Distributions Paid	(0.21)	(0.42)	(0.42)	(0.40)	(0.39)	(0.57)
Net Asset Value, End of Period	$6.66	$6.60	$6.72	$6.84	$6.42	$7.12
Total Return(2)	4.13%	4.64%	4.32%	13.07%	(4.38)%	1.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,763,149	$3,795,975	$3,556,517	$4,431,999	$5,124,426	$5,350,702
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.78%	0.78%	0.80%	0.80%	0.80%	0.80%
Expenses, before reimbursements and credits	0.81%	0.81%	0.81%	0.81%	0.81%	0.85%
Net investment income, net of reimbursements and credits(4)	6.31%	6.34%	6.00%	5.98%	5.83%	5.75%
Net investment income, before reimbursements and credits	6.28%	6.31%	5.99%	5.97%	5.82%	5.70%
Portfolio Turnover Rate	18.43%	52.19%	95.52%	117.53%	80.15%	91.47%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $45,000, $198,000, $196,000, $261,000, $236,000 and $47,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$18.67	$18.60	$18.85	$18.86	$19.03	$19.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.49	0.34	0.27	0.24	0.23
Net realized and unrealized gains (losses)	0.18	0.07	(0.25)	–	(0.16)	(0.08)
Total from Investment Operations	0.42	0.56	0.09	0.27	0.08	0.15
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.49)	(0.34)	(0.28)	(0.25)	(0.24)
Total Distributions Paid	(0.24)	(0.49)	(0.34)	(0.28)	(0.25)	(0.24)
Net Asset Value, End of Period	$18.85	$18.67	$18.60	$18.85	$18.86	$19.03
Total Return(1)	2.32%	3.07%	0.45%	1.45%	0.42%	0.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$399,022	$424,702	$487,524	$494,467	$560,650	$697,075
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses, before reimbursements and credits	0.44%	0.43%	0.43%	0.43%	0.42%	0.49%
Net investment income, net of reimbursements and credits(3)	2.54%	2.65%	1.79%	1.43%	1.25%	1.21%
Net investment income, before reimbursements and credits	2.50%	2.62%	1.76%	1.40%	1.23%	1.12%
Portfolio Turnover Rate	52.40%	125.76%	158.65%	242.73%	268.41%	277.34%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $11,000, $13,000, $29,000, $25,000 and $6,000 which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, 0.005 and 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.60		$9.61		$9.81		$9.97		$9.89		$9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.21		0.13		0.07		0.06		0.05
Net realized and unrealized gains (losses)	0.19		0.02		(0.18)		(0.15)		0.08		0.12
Total from Investment Operations	0.27		0.23		(0.05)		(0.08)		0.14		0.17
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)		(0.24)		(0.15)		(0.08)		(0.06)		(0.05)
Total Distributions Paid	(0.09)		(0.24)		(0.15)		(0.08)		(0.06)		(0.05)
Net Asset Value, End of Period	$9.78		$9.60		$9.61		$9.81		$9.97		$9.89
Total Return(1)	2.77%		2.47%		(0.55)%		(0.74)%		1.38%		1.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$56,061		$60,828		$113,917		$132,812		$166,362		$182,241
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.42	%(3)	0.42	%(3)	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.41%
Expenses, before reimbursements and credits	0.63%		0.57%		0.51%		0.49%		0.47%		0.54%
Net investment income, net of reimbursements and credits	1.67	%(3)	2.30	%(3)	1.32	%(3)	0.71	%(3)	0.55	%(3)	0.47%
Net investment income, before reimbursements and credits	1.46%		2.15%		1.22%		0.63%		0.49%		0.34%
Portfolio Turnover Rate	414.29%		739.25%		504.54%		905.27%		783.51%		670.75%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $8,000, $14,000, $31,000 and $16,000, which represent less than 0.01, 0.01, 0.01, 0.02 and less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.14		$10.09		$10.13		$10.12		$10.15	$10.16
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08		0.15		0.10		0.08		0.07	0.06
Net realized and unrealized gains (losses)	0.03		0.05		(0.04)		0.01		(0.03)	(0.01)
Total from Investment Operations	0.11		0.20		0.06		0.09		0.04	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	(0.08)		(0.15)		(0.10)		(0.08)		(0.07)	(0.05)
From net realized gains	–		–		–	(1)	–		– (1)	(0.01)
Total Distributions Paid	(0.08)		(0.15)		(0.10)		(0.08)		(0.07)	(0.06)
Net Asset Value, End of Period	$10.17		$10.14		$10.09		$10.13		$10.12	$10.15
Total Return(2)	1.12%		2.06%		0.60%		0.94%		0.41%	0.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,841,394		$4,008,207		$3,908,876		$3,544,536		$3,370,160	$3,181,724
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25%	0.25	%(4)
Expenses, before reimbursements and credits	0.26%		0.26%		0.26%		0.26%		0.26%	0.30%
Net investment income, net of reimbursements and credits	1.63	%(4)	1.55	%(4)	1.00	%(4)	0.84	%(4)	0.66%	0.55	%(4)
Net investment income, before reimbursements and credits	1.62%		1.54%		0.99%		0.83%		0.65%	0.50%
Portfolio Turnover Rate	37.19%		62.06%		54.39%		51.98%		52.48%	131.54	%(5)

(1)	Per share amounts were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $66,000, $81,000, $72,000, $64,000 and $1,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and for the fiscal years ended March 31, 2019, 2018, 2017 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	Portfolio Turnover would have been 59.34% with the exclusion of short-term investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.19	$10.15	$10.21	$10.18	$10.21	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.23	0.15	0.12	0.09	0.08
Net realized and unrealized gains (losses)	0.06	0.04	(0.06)	0.03	(0.02)	– (1)
Total from Investment Operations	0.19	0.27	0.09	0.15	0.07	0.08
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.23)	(0.15)	(0.12)	(0.09)	(0.08)
From net realized gains	–	– (1)	– (1)	–	(0.01)	(0.01)
Total Distributions Paid	(0.13)	(0.23)	(0.15)	(0.12)	(0.10)	(0.09)
Net Asset Value, End of Period	$10.25	$10.19	$10.15	$10.21	$10.18	$10.21
Total Return(2)	1.84%	2.75%	0.96%	1.45%	0.70%	0.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,382,395	$2,424,799	$2,590,298	$2,207,740	$1,542,582	$1,611,089
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.27%	0.27%	0.26%	0.26%	0.26%	0.31%
Net investment income, net of reimbursements and credits(4)	2.47%	2.30%	1.51%	1.15%	0.90%	0.75%
Net investment income, before reimbursements and credits	2.45%	2.28%	1.50%	1.14%	0.89%	0.69%
Portfolio Turnover Rate	35.29%	59.63%	58.41%	52.98%	50.95%	62.53%

(1)	Per share amounts were less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, $44,000, $56,000 and $74,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and for the fiscal years ended March 31, 2019, 2018 and 2017, and approximately $42,000 and $6,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.50		$9.43		$9.64		$9.87		$9.76		$9.53
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.21		0.14		0.09		0.08		0.08
Net realized and unrealized gains (losses)	0.28		0.09		(0.20)		(0.21)		0.11		0.23
Total from Investment Operations	0.37		0.30		(0.06)		(0.12)		0.19		0.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)		(0.23)		(0.15)		(0.11)		(0.08)		(0.08)
Total Distributions Paid	(0.09)		(0.23)		(0.15)		(0.11)		(0.08)		(0.08)
Net Asset Value, End of Period	$9.78		$9.50		$9.43		$9.64		$9.87		$9.76
Total Return(1)	3.85%		3.29%		(0.62)%		(1.26)%		1.99%		3.24%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$34,707		$36,008		$22,927		$24,013		$25,826		$29,043
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.43	%(3)	0.47	%(3)	0.47	%(3)	0.45	%(3)	0.44	%(3)	0.43%
Expenses, before reimbursements and credits	0.75%		0.93%		0.90%		0.90%		0.81%		0.98%
Net investment income, net of reimbursements and credits	1.67	%(3)	2.33	%(3)	1.41	%(3)	0.94	%(3)	0.83	%(3)	0.78%
Net investment income, before reimbursements and credits	1.35%		1.87%		0.98%		0.49%		0.46%		0.23%
Portfolio Turnover Rate	420.71%		1,074.68%		429.23%		665.24%		601.88%		545.92%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $4,000, $3,000, $4,000 and $2,000, which represent less than 0.01, 0.01, less than 0.01, 0.02 and less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017 and 2016, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 6.3%

Commercial Mortgage-Backed Securities – 5.1%

BANK, Series 2019-BN16, Class A4 4.01%, 2/15/52	$1,000	$1,125

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	765	797

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 4.20%, 10/10/51	1,500	1,606

DBJPM Mortgage Trust, Series 2016-C3, Class A5 2.89%, 8/10/49	1,000	1,036

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	1,750	1,904

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5 3.72%, 3/15/50	1,530	1,668

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	1,015	1,037

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	100	103

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	1,030	1,106
		10,382

Credit Card – 1.2%

American Express Credit Account Master Trust, Series 2019-3, Class A 2.00%, 4/15/25	2,455	2,466
Total Asset-Backed Securities
(Cost $12,373)		12,848

CORPORATE BONDS – 23.5%

Automobiles Manufacturing – 0.3%

American Honda Finance Corp., 2.15%, 9/10/24	585	583

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Banks – 0.9%

Discover Bank, 2.45%, 9/12/24	$410	$409

M&T Bank Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24 (1)(2)	415	430

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (1)(2)	300	306

Wells Fargo & Co., 3.00%, 2/19/25	130	133
4.10%, 6/3/26	85	91
4.15%, 1/24/29	500	554
		1,923

Cable & Satellite – 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20	340	343
5.13%, 7/1/49	495	527

Comcast Corp., 4.70%, 10/15/48	600	735
		1,605

Casinos & Gaming – 0.1%

Las Vegas Sands Corp., 3.90%, 8/8/29	163	167

Chemicals – 0.1%

RPM International, Inc., 4.55%, 3/1/29	260	282

Commercial Finance – 0.2%

Air Lease Corp., 3.25%, 10/1/29	395	389

Construction Materials Manufacturing – 0.2%

Owens Corning, 3.95%, 8/15/29	327	332

Consumer Finance – 1.6%

American Express Co., 3.13%, 5/20/26	475	494

Capital One Financial Corp., 4.20%, 10/29/25	810	863

Discover Financial Services, 4.50%, 1/30/26	410	445

See Notes to the Financial Statements.

FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Consumer Finance – 1.6% – continued

Fiserv, Inc., 4.40%, 7/1/49	$570	$636

PayPal Holdings, Inc., 2.40%, 10/1/24	290	292
2.85%, 10/1/29	240	242

Synchrony Financial, 2.85%, 7/25/22	170	171
5.15%, 3/19/29	115	127
		3,270

Containers & Packaging – 0.1%

Packaging Corp. of America, 3.40%, 12/15/27	125	130

Diversified Banks – 1.9%

Bank of America Corp., 4.00%, 1/22/25	705	749
6.11%, 1/29/37	360	471

Citigroup, Inc., 3.88%, 3/26/25	260	274
4.60%, 3/9/26	110	120
3.40%, 5/1/26	550	574
4.30%, 11/20/26	150	162
4.45%, 9/29/27	110	120
4.13%, 7/25/28	175	188

JPMorgan Chase & Co., 3.38%, 5/1/23	365	377
(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1)(2)	685	700
3.88%, 9/10/24	200	213
		3,948

Electrical Equipment Manufacturing – 0.6%

Amphenol Corp., 2.80%, 2/15/30	505	491

Keysight Technologies, Inc., 4.55%, 10/30/24	83	90
4.60%, 4/6/27	271	298

Roper Technologies, Inc., 3.85%, 12/15/25	280	299
		1,178

Entertainment Content – 0.3%

Fox Corp., 4.71%, 1/25/29 (3)	490	560

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Exploration & Production – 0.9%

Anadarko Petroleum Corp., 5.55%, 3/15/26	$175	$185

Apache Corp., 4.25%, 1/15/44	275	245

Hess Corp., 7.13%, 3/15/33	765	955

Occidental Petroleum Corp., 2.90%, 8/15/24	380	383
		1,768

Financial Services – 1.3%

Ares Capital Corp., 3.50%, 2/10/23	195	196
4.25%, 3/1/25	215	221

Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30 (3)	290	281

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1)(2)	245	249

FMR LLC, 6.45%, 11/15/39 (3)	675	960

Goldman Sachs Group (The), Inc., 4.00%, 3/3/24	270	288

Morgan Stanley, 3.88%, 1/27/26	125	134
4.35%, 9/8/26	90	98
3.63%, 1/20/27	165	175
		2,602

Food & Beverage – 0.7%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	555	595
4.90%, 2/1/46	415	495

Constellation Brands, Inc., 4.75%, 12/1/25	405	454
		1,544

Hardware – 0.5%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (3)	215	234
5.30%, 10/1/29 (3)	385	420

Hewlett Packard Enterprise Co., 4.40%, 10/15/22	300	318
		972

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Health Care Facilities & Services – 1.0%

CVS Health Corp., 3.70%, 3/9/23	$385	$401
4.30%, 3/25/28	565	611

HCA, Inc., 5.13%, 6/15/39	720	785

Laboratory Corp. of America Holdings, 3.25%, 9/1/24	215	223
		2,020

Home & Office Products Manufacturing – 0.8%

Leggett & Platt, Inc., 3.50%, 11/15/27	405	407
4.40%, 3/15/29	485	523

Steelcase, Inc., 5.13%, 1/18/29	680	766
		1,696

Homebuilders – 0.2%

D.R. Horton, Inc., 5.75%, 8/15/23	335	372

Life Insurance – 0.5%

Protective Life Corp., 8.45%, 10/15/39	430	682

Reinsurance Group of America, Inc., 4.70%, 9/15/23	369	399
		1,081

Managed Care – 0.4%

Anthem, Inc., 4.65%, 1/15/43	380	420
4.55%, 3/1/48	395	436
		856

Metals & Mining – 0.2%

Glencore Funding LLC, 4.13%, 3/12/24 (3)	275	289
3.88%, 10/27/27 (3)	115	117
		406

Oil & Gas Services & Equipment – 0.3%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	210	213
4.08%, 12/15/47	235	237

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	275	277
		727

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Pharmaceuticals – 0.1%

AbbVie, Inc., 2.85%, 5/14/23	$230	$234

Pipeline – 1.0%

Boardwalk Pipelines L.P., 4.80%, 5/3/29	240	255

Energy Transfer Operating L.P., 4.20%, 9/15/23	205	215

Enterprise Products Operating LLC, 4.20%, 1/31/50	205	219

Kinder Morgan, Inc., 4.30%, 3/1/28	500	542

Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	435	451

Western Midstream Operating L.P., 5.50%, 8/15/48	340	303
		1,985

Real Estate – 2.7%

Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29	485	478

American Tower Corp., 3.13%, 1/15/27	810	826

Boston Properties L.P., 3.20%, 1/15/25	405	420

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	385	403

Camden Property Trust, 11/1/49 (4)	270	272

EPR Properties, 4.50%, 4/1/25	505	532
4.50%, 6/1/27	410	435

HCP, Inc., 3.25%, 7/15/26	165	170

Highwoods Realty L.P., 3.05%, 2/15/30	255	250

Office Properties Income Trust, 3.60%, 2/1/20	265	266

Simon Property Group L.P., 2.45%, 9/13/29	350	342

Spirit Realty L.P., 3.20%, 1/15/27	405	402

Ventas Realty L.P., 4.40%, 1/15/29	305	338

See Notes to the Financial Statements.

FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Real Estate – 2.7% – continued

Weyerhaeuser Co., 4.00%, 11/15/29	$415	$452
		5,586

Retail – Consumer Discretionary – 0.8%

eBay, Inc., 3.60%, 6/5/27	195	203

Lowe’s Cos., Inc., 3.65%, 4/5/29	855	914

O’Reilly Automotive, Inc., 3.90%, 6/1/29	420	460
		1,577

Semiconductors – 0.2%

KLA Corp., 4.13%, 11/1/21	210	217
5.65%, 11/1/34	115	137
		354

Software & Services – 1.0%

Citrix Systems, Inc., 4.50%, 12/1/27	535	578

International Business Machines Corp., 3.50%, 5/15/29	860	923

Moody’s Corp., 4.25%, 2/1/29	415	466

Vmware, Inc., 2.95%, 8/21/22	200	203
		2,170

Tobacco – 0.5%

Altria Group, Inc., 5.95%, 2/14/49	315	370

BAT Capital Corp., 2.79%, 9/6/24	310	307

Reynolds American, Inc., 5.85%, 8/15/45	390	432
		1,109

Travel & Lodging – 0.3%

Marriott International, Inc., 3.60%, 4/15/24	570	598

Utilities – 1.5%

Ameren Corp., 2.50%, 9/15/24	390	392

Avangrid, Inc., 3.80%, 6/1/29	500	537

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 23.5% – continued

Utilities – 1.5% – continued

Berkshire Hathaway Energy Co., 4.45%, 1/15/49	$250	$298

Dominion Energy, Inc., 3.07%, 8/15/24	165	169

Duke Energy Corp., 4.20%, 6/15/49	500	557

Exelon Corp., 5.63%, 6/15/35	380	475

Northern States Power Co., 2.90%, 3/1/50	280	271

PPL Capital Funding, Inc., 4.00%, 9/15/47	410	426
		3,125

Waste & Environment Services & Equipment – 0.1%

Waste Management, Inc., 3.45%, 6/15/29	180	194

Wireless Telecommunications Services – 1.4%

AT&T, Inc., 3.80%, 2/15/27	540	572
4.10%, 2/15/28	535	578
5.35%, 12/15/43	265	311
4.55%, 3/9/49	650	703

Verizon Communications, Inc., 4.67%, 3/15/55	570	684
		2,848
Total Corporate Bonds
(Cost $45,372)		48,191

FOREIGN ISSUER BONDS – 3.2%

Banks – 0.7%

BPCE S.A., 3.50%, 10/23/27 (3)	515	536

National Australia Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1)(3)	505	518

Westpac Banking Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (1)	290	303
		1,357

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 3.2% – continued

Commercial Finance – 0.1%

Aircastle Ltd., 4.25%, 6/15/26	$270	$277

Design, Manufacturing & Distribution – 0.2%

Flex Ltd., 4.75%, 6/15/25	375	404

Diversified Banks – 0.2%

Bank of Montreal, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.98%), 4.80%, 8/25/24 (1)(2)	415	415

Electrical Equipment Manufacturing – 0.0%

Johnson Controls International PLC, 5.13%, 9/14/45	34	40

Exploration & Production – 0.3%

Encana Corp., 8.13%, 9/15/30	450	583

Financial Services – 0.2%

Credit Suisse Group A.G., (Variable, U.S. SOFR + 1.56%), 2.59%, 9/11/25 (1)(3)	350	346

Integrated Oils – 0.2%

Cenovus Energy, Inc., 6.75%, 11/15/39	185	226

Shell International Finance B.V., 4.38%, 5/11/45	250	302
		528

Internet Media – 0.1%

Tencent Holdings Ltd., 2.99%, 1/19/23 (3)	305	310

Metals & Mining – 0.3%

Anglo American Capital PLC, 3.75%, 4/10/22 (3)	460	472

ArcelorMittal, 4.55%, 3/11/26	160	168
		640

Pharmaceuticals – 0.1%

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	125	129

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 3.2% – continued

Pipeline – 0.1%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 4.37%, 5/15/67 (5)	$215	$168

Retail – Consumer Discretionary – 0.2%

Alibaba Group Holding Ltd., 3.40%, 12/6/27	345	359

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC, 4.88%, 3/1/24 (3)	375	406

Tobacco – 0.1%

Imperial Brands Finance PLC, 3.13%, 7/26/24 (3)	170	170

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 5.13%, 12/4/28	430	492
Total Foreign Issuer Bonds
(Cost $6,375)		6,624

U.S. GOVERNMENT AGENCIES – 26.8% (6)

Fannie Mae – 22.2%

Fannie Mae REMIC, Series 2019-51, Class JH, 2.50%, 6/25/49	974	995

Pool #535714, 7.50%, 1/1/31	5	6

Pool #555599, 7.00%, 4/1/33	13	16

Pool #712130, 7.00%, 6/1/33	9	10

Pool #845182, 5.50%, 11/1/35	11	12

Pool #890009, 5.50%, 9/1/36	55	62

Pool #890384, 4.50%, 10/1/41	12	13

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.90%, 1.90% Floor, 10.84% Cap), 4.43%, 9/1/36 (5)	43	45

Pool #AA7583, 4.50%, 6/1/39	12	13

Pool #AB1470, 4.50%, 9/1/40	175	190

See Notes to the Financial Statements.

FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.8% (6) – continued

Fannie Mae – 22.2% – continued

Pool #AB3114, 5.00%, 6/1/41	$113	$124

Pool #AB9522, 3.50%, 5/1/43	989	1,039

Pool #AC6118, 4.50%, 11/1/39	170	184

Pool #AD0915, 5.50%, 12/1/38	88	99

Pool #AD1645, 5.00%, 3/1/40	17	18

Pool #AD6929, 5.00%, 6/1/40	109	120

Pool #AD7775, 4.50%, 8/1/40	366	401

Pool #AH1507, 4.50%, 12/1/40	206	223

Pool #AH9109, 4.50%, 4/1/41	13	14

Pool #AI8193, 4.50%, 8/1/41	588	636

Pool #AL4908, 4.00%, 2/1/44	226	241

Pool #AL8352, 3.00%, 10/1/44	2,135	2,200

Pool #AS3473, 4.00%, 10/1/44	1,312	1,386

Pool #AS3655, 4.50%, 10/1/44	505	543

Pool #AS5722, 3.50%, 9/1/45	301	314

Pool #AS6520, 3.50%, 1/1/46	996	1,038

Pool #AS6730, 3.50%, 2/1/46	1,489	1,554

Pool #AS7568, 4.50%, 7/1/46	1,744	1,855

Pool #AS7694, 2.50%, 8/1/31	968	982

Pool #AS8699, 4.00%, 1/1/47	703	738

Pool #AW2706, 4.00%, 4/1/44	940	993

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.8% (6) – continued

Fannie Mae – 22.2% – continued

Pool #BC0326, 3.50%, 12/1/45	$1,654	$1,723

Pool #BD7081, 4.00%, 3/1/47	1,728	1,812

Pool #BE3619, 4.00%, 5/1/47	1,895	1,986

Pool #BH4092, 4.50%, 10/1/47	977	1,033

Pool #BH6175, 3.50%, 7/1/47	392	405

Pool #BJ0686, 4.00%, 4/1/48	900	942

Pool #BK4740, 4.00%, 8/1/48	2,152	2,241

Pool #BM2000, 3.50%, 5/1/47	1,179	1,222

Pool #BM4413, 4.50%, 12/1/47	1,345	1,424

Pool #BM5168, 2.50%, 6/1/46	634	633

Pool #BM5745, 4.00%, 6/1/46	2,080	2,195

Pool #BM5784, 3.50%, 5/1/47	22	23

Pool #BM5785, 3.50%, 9/1/46	669	697

Pool #BM5969, 3.00%, 11/1/46	1,899	1,957

Pool #BM5984, 5.00%, 5/1/49	347	373

Pool #BM5996, 5.00%, 12/1/48	294	315

Pool #CA3308, 3.50%, 4/1/49	689	710

Pool #FM1303, 3.00%, 1/1/48	971	999

Pool #MA2864, 3.50%, 1/1/47	1,099	1,139

Pool #MA3088, 4.00%, 8/1/47	1,165	1,223

Pool #MA3183, 4.00%, 11/1/47	2,129	2,228

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.8% (6) – continued

Fannie Mae – 22.2% – continued

Pool #MA3184, 4.50%, 11/1/47	$1,715	$1,812

Pool #MA3211, 4.00%, 12/1/47	2,141	2,240
		45,396

Freddie Mac – 1.8%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2, 3.59%, 1/25/25	460	492

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.38% Cap), 4.06%, 9/1/37 (5)	5	5

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 2.06%, 2.06% Floor, 11.37% Cap), 4.93%, 11/1/37 (5)	50	53

Pool #QA0127, 3.50%, 6/1/49	904	934

Pool #SD0039, 4.00%, 2/1/46	1,282	1,367

Pool #ZS4639, 11/1/45 (4)	891	940
		3,791

Freddie Mac Gold – 2.2%

Pool #C02790, 6.50%, 4/1/37	94	111

Pool #C02838, 5.50%, 5/1/37	81	91

Pool #C03517, 4.50%, 9/1/40	127	138

Pool #G01954, 5.00%, 11/1/35	75	83

Pool #G60948, 3.00%, 1/1/47	330	339

Pool #G61284, 3.00%, 1/1/44	611	629

Pool #G61670, 3.00%, 5/1/47	1,874	1,924

Pool #Q15842, 3.00%, 2/1/43	675	696

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 26.8% (6) – continued

Freddie Mac Gold – 2.2% – continued

Pool #Q63667, 4.50%, 5/1/49	$419	$442
		4,453

Government National Mortgage Association I – 0.6%

Pool #604183, 5.50%, 4/15/33	3	3

Pool #633627, 5.50%, 9/15/34	3	3

Pool #784760, 2.50%, 2/15/48	1,189	1,199
		1,205
Total U.S. Government Agencies
(Cost $54,497)		54,845

U.S. GOVERNMENT OBLIGATIONS – 37.7%

U.S. Treasury Bonds – 7.2%
2.88%, 5/15/49	2,322	2,708
2.25%, 8/15/49	11,670	12,003
		14,711

U.S. Treasury Inflation Indexed Bonds – 0.9%

1.00%, 2/15/49	1,625	1,859

U.S. Treasury Inflation Indexed Notes – 2.2%
1.13%, 1/15/21	1,290	1,517
0.13%, 1/15/23	1,375	1,515
0.38%, 1/15/27	1,415	1,519
		4,551

U.S. Treasury Notes – 27.4%
1.50%, 8/31/21	23,166	23,098
1.50%, 8/15/22	19,380	19,335
1.50%, 9/30/24	12,433	12,402
1.63%, 8/15/29	1,196	1,191
		56,026
Total U.S. Government Obligations
(Cost $77,126)		77,147

See Notes to the Financial Statements.

FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.1%

Massachusetts – 0.1%

Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/1/49	$180	$175
Total Municipal Bonds
(Cost $180)		175

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (7)(8)	4,629,870	$4,630
Total Investment Companies
(Cost $4,630)		4,630

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 2.40%, 10/24/19 (9)	$500	$499
Total Short-Term Investments
(Cost $499)		499

Total Investments – 100.1%
(Cost $201,052)		204,959

Liabilities less Other Assets – (0.1%)		(149)
NET ASSETS – 100.0%		$204,810

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(5)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(6)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2019 is disclosed.
(9)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

3M – 3 Month

5Y – 5 Year

CMT – Constant Maturity

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PLC – Public Limited Company

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	38.5%
U.S. Agency	26.2
AAA	6.3
AA	0.2
A	4.6
BBB	22.0
Cash Equivalents	2.2

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$ –	$12,848	$–	$12,848
Corporate Bonds (1)	–	48,191	–	48,191
Foreign Issuer Bonds (1)	–	6,624	–	6,624
U.S. Government Agencies (1)	–	54,845	–	54,845
U.S. Government Obligations (1)	–	77,147	–	77,147
Municipal Bonds (1)	–	175	–	175
Investment Companies	4,630	–	–	4,630
Short-Term Investments	–	499	–	499
Total Investments	$4,630	$200,329	$–	$204,959

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 6.3%

Commercial Mortgage-Backed Securities – 5.1%

BANK, Series 2019-BN16, Class A4 4.01%, 2/15/52	$3,900	$4,386

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	1,000	1,042

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 4.20%, 10/10/51	4,005	4,288

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	4,815	5,025

DBJPM Mortgage Trust, Series 2016-C3, Class A5 2.89%, 8/10/49	3,610	3,741

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4 3.14%, 6/15/49	2,270	2,383

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	7,525	8,189

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	2,950	3,013

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	5,086	5,238

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.64%, 10/15/48	4,910	5,270
		42,575

Credit Card – 1.2%

American Express Credit Account Master Trust, Series 2019-3, Class A 2.00%, 4/15/25	10,150	10,194
Total Asset-Backed Securities
(Cost $50,859)		52,769

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3%

Automobiles Manufacturing – 0.3%

American Honda Finance Corp., 2.15%, 9/10/24	$2,380	$2,370

Banks – 0.7%

CIT Bank N.A., (Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (1)	750	750

Discover Bank, 2.45%, 9/12/24	1,710	1,706

M&T Bank Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.17%), 5.00%, 8/1/24 (1)(2)	1,610	1,666

PNC Financial Services Group (The), Inc., (Variable, ICE LIBOR USD 3M + 3.04%), 4.85%, 6/1/23 (1)(2)	1,020	1,041

Wells Fargo & Co., 3.00%, 2/19/25	520	533
4.10%, 6/3/26	335	359
		6,055

Cable & Satellite – 0.9%

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20	1,145	1,155
5.13%, 7/1/49	2,005	2,134

Comcast Corp., 4.70%, 10/15/48	2,420	2,963

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (3)	1,090	1,098
		7,350

Casinos & Gaming – 0.1%

Las Vegas Sands Corp., 3.90%, 8/8/29	654	671

Chemicals – 0.1%

RPM International, Inc., 4.55%, 3/1/29	895	971

Commercial Finance – 0.2%

Air Lease Corp., 3.25%, 10/1/29	1,635	1,612

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Construction Materials Manufacturing – 0.2%

Owens Corning, 3.95%, 8/15/29	$1,309	$1,331

Consumer Finance – 1.4%

American Express Co., 3.13%, 5/20/26	1,635	1,700

Capital One Financial Corp., 4.20%, 10/29/25	1,939	2,065

Discover Financial Services, 4.50%, 1/30/26	1,645	1,787

Fiserv, Inc., 4.40%, 7/1/49	2,300	2,566

PayPal Holdings, Inc., 2.40%, 10/1/24	1,195	1,202
2.85%, 10/1/29	995	1,001

Synchrony Financial, 2.85%, 7/25/22	645	651
5.15%, 3/19/29	560	621
		11,593

Consumer Services – 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (3)	966	1,015

Containers & Packaging – 0.6%

Flex Acquisition Co., Inc., 7.88%, 7/15/26 (3)	1,830	1,679

Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25 (3)	2,805	2,652

Packaging Corp. of America, 3.40%, 12/15/27	690	716
		5,047

Diversified Banks – 1.8%

Bank of America Corp., 4.00%, 1/22/25	1,852	1,967
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (1)(2)	910	983
6.11%, 1/29/37	1,331	1,743

Citigroup, Inc., 3.88%, 3/26/25	1,000	1,052
4.60%, 3/9/26	417	456
3.40%, 5/1/26	2,110	2,204
4.30%, 11/20/26	360	388
4.45%, 9/29/27	440	480

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Diversified Banks – 1.8% – continued
4.13%, 7/25/28	$699	$750

JPMorgan Chase & Co., (Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (1)(2)	2,610	2,668
3.88%, 9/10/24	2,370	2,522
		15,213

Electrical Equipment Manufacturing – 0.6%

Amphenol Corp., 2.80%, 2/15/30	2,050	1,993

Keysight Technologies, Inc., 4.55%, 10/30/24	409	441
4.60%, 4/6/27	1,441	1,586

Roper Technologies, Inc., 3.85%, 12/15/25	1,280	1,368
		5,388

Exploration & Production – 1.4%

Apache Corp., 4.25%, 1/15/44	1,165	1,037

Chesapeake Energy Corp., 8.00%, 1/15/25	1,790	1,293

Denbury Resources, Inc., 9.00%, 5/15/21 (3)	1,635	1,517

Hess Corp., 7.13%, 3/15/33	1,000	1,248

Murphy Oil Corp., 5.63%, 12/1/42	1,760	1,549

Occidental Petroleum Corp., 2.90%, 8/15/24	1,530	1,542
5.55%, 3/15/26	715	806

SM Energy Co., 5.63%, 6/1/25	1,665	1,427

Whiting Petroleum Corp., 6.63%, 1/15/26	2,400	1,620
		12,039

Financial Services – 2.0%

Ares Capital Corp., 3.50%, 2/10/23	1,165	1,172
4.25%, 3/1/25	925	953

Blackstone Holdings Finance Co. LLC, 2.50%, 1/10/30 (3)	1,190	1,155

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (1)(2)	928	944

See Notes to the Financial Statements.

FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Financial Services – 2.0% – continued

FMR LLC, 6.45%, 11/15/39 (3)	$3,265	$4,644

Goldman Sachs Group (The), Inc., (Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (1)(2)	1,795	1,762
4.00%, 3/3/24	1,197	1,276

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24 (3)	2,000	1,998
6.38%, 12/15/25	1,090	1,146

Morgan Stanley, 3.88%, 1/27/26	490	526
4.35%, 9/8/26	380	411
3.63%, 1/20/27	645	683
		16,670

Food & Beverage – 1.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	2,255	2,416
4.90%, 2/1/46	1,685	2,010

Constellation Brands, Inc., 4.75%, 12/1/25	1,590	1,782

NBM US Holdings, Inc., 7.00%, 5/14/26	1,825	1,914
		8,122

Hardware – 0.5%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (3)	1,235	1,344
5.30%, 10/1/29 (3)	1,410	1,537

Hewlett Packard Enterprise Co., 4.40%, 10/15/22	1,195	1,266
		4,147

Health Care Facilities & Services – 1.1%

CVS Health Corp., 3.70%, 3/9/23	1,560	1,624
4.30%, 3/25/28	2,275	2,460

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (3)(4)	915	922

HCA, Inc., 5.13%, 6/15/39	2,840	3,097

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Health Care Facilities & Services – 1.1% – continued

Laboratory Corp. of America Holdings, 3.25%, 9/1/24	$810	$839
		8,942

Home & Office Products Manufacturing – 0.5%

Leggett & Platt, Inc., 4.40%, 3/15/29	1,940	2,090

Steelcase, Inc., 5.13%, 1/18/29	1,635	1,843
		3,933

Industrial Other – 0.2%

H&E Equipment Services, Inc., 5.63%, 9/1/25	1,550	1,595

Life Insurance – 0.7%

Protective Life Corp., 8.45%, 10/15/39	3,475	5,516

Managed Care – 0.4%

Anthem, Inc., 3.50%, 8/15/24	1,500	1,572
4.55%, 3/1/48	1,555	1,716
		3,288

Metals & Mining – 0.2%

Glencore Funding LLC, 4.13%, 3/12/24 (3)	845	886
3.88%, 10/27/27 (3)	630	642
		1,528

Oil & Gas Services & Equipment – 0.1%

Patterson-UTI Energy, Inc., 3.95%, 2/1/28	1,070	1,078

Pharmaceuticals – 0.1%

AbbVie, Inc., 2.85%, 5/14/23	875	890

Pipeline – 0.7%

Boardwalk Pipelines L.P., 4.80%, 5/3/29	965	1,025

Energy Transfer Operating L.P., 4.20%, 9/15/23	1,005	1,056

Enterprise Products Operating LLC, 4.20%, 1/31/50	820	877

Sunoco Logistics Partners Operations L.P., 3.90%, 7/15/26	1,685	1,747

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Pipeline – 0.7% – continued

Western Midstream Operating L.P., 5.50%, 8/15/48	$1,310	$1,166
		5,871

Power Generation – 0.1%

Terraform Global Operating LLC, 6.13%, 3/1/26 (3)	1,035	1,063

Publishing & Broadcasting – 0.6%

Entercom Media Corp., 7.25%, 11/1/24 (3)	1,645	1,702

Lee Enterprises, Inc., 9.50%, 3/15/22 (3)	1,245	1,245

TEGNA, Inc., 5.00%, 9/15/29 (3)	1,850	1,876
		4,823

Real Estate – 2.7%

Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29	1,965	1,937

American Tower Corp., 3.13%, 1/15/27	3,270	3,336

Brixmor Operating Partnership L.P., 3.85%, 2/1/25	1,515	1,584

Camden Property Trust, 11/1/49 (5)	1,125	1,133

EPR Properties, 4.50%, 4/1/25	1,500	1,581
4.50%, 6/1/27	2,215	2,351

HCP, Inc., 3.25%, 7/15/26	655	674

Highwoods Realty L.P., 3.05%, 2/15/30	1,025	1,005

Iron Mountain, Inc., 4.88%, 9/15/27 (3)	1,765	1,805

iStar, Inc., 4.75%, 10/1/24	1,700	1,730

Office Properties Income Trust, 3.60%, 2/1/20	565	566

Simon Property Group L.P., 2.45%, 9/13/29	1,425	1,394

Spirit Realty L.P., 3.20%, 1/15/27	1,670	1,657

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Real Estate – 2.7% – continued

Ventas Realty L.P., 4.40%, 1/15/29	$1,600	$1,771
		22,524

Refining & Marketing – 0.1%

Murphy Oil USA, Inc., 4.75%, 9/15/29	1,000	1,022

Restaurants – 0.2%

Golden Nugget, Inc., 6.75%, 10/15/24 (3)	1,920	1,954

Retail – Consumer Discretionary – 0.3%

eBay, Inc., 3.60%, 6/5/27	790	823

O’Reilly Automotive, Inc., 3.90%, 6/1/29	1,715	1,875
		2,698

Software & Services – 1.3%

Citrix Systems, Inc., 4.50%, 12/1/27	1,700	1,838

International Business Machines Corp., 3.50%, 5/15/29	3,330	3,574

Moody’s Corp., 4.25%, 2/1/29	1,630	1,830

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (3)	2,535	2,680

Vmware, Inc., 2.95%, 8/21/22	800	811
		10,733

Tobacco – 0.6%

Altria Group, Inc., 5.95%, 2/14/49	1,255	1,476

BAT Capital Corp., 2.79%, 9/6/24	1,640	1,626

Reynolds American, Inc., 5.85%, 8/15/45	1,467	1,623
		4,725

Utilities – 0.9%

Avangrid, Inc., 3.80%, 6/1/29	2,070	2,224

Dominion Energy, Inc., 3.07%, 8/15/24	660	676

Exelon Corp., 5.63%, 6/15/35	1,480	1,850

See Notes to the Financial Statements.

FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 25.3% – continued

Utilities – 0.9% – continued

Northern States Power Co., 2.90%, 3/1/50	$1,150	$1,112

PPL Capital Funding, Inc., 4.00%, 9/15/47	1,535	1,593
		7,455

Waste & Environment Services & Equipment – 0.2%

Stericycle, Inc., 5.38%, 7/15/24 (3)	1,255	1,290

Waste Management, Inc., 3.45%, 6/15/29	715	772
		2,062

Wireless Telecommunications Services – 2.2%

AT&T, Inc., 3.80%, 2/15/27	1,725	1,826
4.10%, 2/15/28	2,615	2,827
5.35%, 12/15/43	905	1,064
4.55%, 3/9/49	1,175	1,270

Iridium Communications, Inc., 10.25%, 4/15/23 (3)	1,765	1,902

Sprint Capital Corp., 6.88%, 11/15/28	2,540	2,769

Sprint Corp., 7.88%, 9/15/23	2,860	3,141
7.13%, 6/15/24	1,705	1,838

Verizon Communications, Inc., 4.67%, 3/15/55	1,320	1,583
		18,220

Wireline Telecommunications Services – 0.2%

Level 3 Financing, Inc., 4.63%, 9/15/27 (3)	1,850	1,867
Total Corporate Bonds
(Cost $201,001)		211,381

FOREIGN ISSUER BONDS – 5.8%

Banks – 0.6%

BPCE S.A., 3.50%, 10/23/27 (3)	1,865	1,941

National Australia Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1)(3)	2,040	2,094

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Banks – 0.6% – continued

Westpac Banking Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, (1)	$1,150	$1,201
		5,236

Cable & Satellite – 1.1%

Altice Financing S.A., 7.50%, 5/15/26 (3)	3,550	3,772

Altice Luxembourg S.A., 7.75%, 5/15/22 (3)	485	495

UPC Holding B.V., 5.50%, 1/15/28 (3)	2,625	2,723

Ziggo B.V., 5.50%, 1/15/27 (3)	1,695	1,767
		8,757

Commercial Finance – 0.1%

Aircastle Ltd., 4.25%, 6/15/26	1,115	1,142

Design, Manufacturing & Distribution – 0.2%

Flex Ltd., 4.75%, 6/15/25	1,625	1,750

Diversified Banks – 0.3%

Bank of Montreal, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.98%), 4.80%, 8/25/24 (1)(2)	1,610	1,612

Credit Agricole S.A., (Variable, USD Swap 5Y + 4.32%), 6.88%, 9/23/24 (1)(2)(3)	685	737
		2,349

Electrical Equipment Manufacturing – 0.0%

Johnson Controls International PLC, 5.13%, 9/14/45	115	134

Exploration & Production – 0.3%

Encana Corp., 8.13%, 9/15/30	1,675	2,169

Financial Services – 0.2%

Credit Suisse Group A.G., (Variable, U.S. SOFR + 1.56%), 2.59%, 9/11/25 (1)(3)	1,420	1,406

Food & Beverage – 0.1%

MARB BondCo PLC, 6.88%, 1/19/25 (3)	1,040	1,087

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Integrated Oils – 0.1%

Cenovus Energy, Inc., 6.75%, 11/15/39	$765	$935

Internet Media – 0.1%

Tencent Holdings Ltd., 2.99%, 1/19/23 (3)	925	940

Metals & Mining – 0.9%

Anglo American Capital PLC, 3.75%, 4/10/22 (3)	2,070	2,125

ArcelorMittal, 4.55%, 3/11/26	780	816

IAMGOLD Corp., 7.00%, 4/15/25 (3)	2,025	2,121

New Gold, Inc., 6.38%, 5/15/25 (3)	1,115	1,041

Teck Resources Ltd., 6.25%, 7/15/41	1,620	1,801
		7,904

Oil & Gas Services & Equipment – 0.2%

Noble Holding International Ltd., 7.88%, 2/1/26 (3)	1,360	979

Valaris PLC, 7.75%, 2/1/26	1,295	693
		1,672

Pharmaceuticals – 0.3%

Bausch Health Cos., Inc., 6.13%, 4/15/25 (3)	1,530	1,586

Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	510	526
		2,112

Pipeline – 0.1%

TransCanada PipeLines Ltd., (Variable, ICE LIBOR USD 3M + 2.21%), 4.37%, 5/15/67 (6)	1,236	964

Refining & Marketing – 0.3%

Parkland Fuel Corp., 6.00%, 4/1/26 (3)	2,535	2,678

Retail – Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd., 3.40%, 12/6/27	1,055	1,098

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 5.8% – continued

Semiconductors – 0.3%

NXP B.V./NXP Funding LLC, 4.88%, 3/1/24 (3)	$1,960	$2,125

Tobacco – 0.1%

Imperial Brands Finance PLC, 3.13%, 7/26/24 (3)	665	666

Wireless Telecommunications Services – 0.2%

Connect Finco S.a.r.l./Connect US Finco LLC, 10/1/26 (3)(5)	1,685	1,717

Wireline Telecommunications Services – 0.2%

British Telecommunications PLC, 5.13%, 12/4/28	1,575	1,801
Total Foreign Issuer Bonds
(Cost $48,052)		48,642

U.S. GOVERNMENT AGENCIES – 27.4% (7)

Fannie Mae – 20.9%

Fannie Mae REMIC, Series 2019-51, Class JH, 2.50%, 6/25/49	3,793	3,875

Pool #255498, 5.50%, 12/1/34	137	155

Pool #256883, 6.00%, 9/1/37	11	12

Pool #545556, 7.00%, 4/1/32	24	28

Pool #555189, 7.00%, 12/1/32	131	149

Pool #581806, 7.00%, 7/1/31	52	59

Pool #585617, 7.00%, 5/1/31 (8)	–	–

Pool #745148, 5.00%, 1/1/36	81	90

Pool #888538, 5.50%, 1/1/37	197	223

Pool #890009, 5.50%, 9/1/36	883	999

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.90%, 1.90% Floor, 10.84% Cap), 4.43%, 9/1/36 (6)	476	503

See Notes to the Financial Statements.

FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.4% (7) – continued

Fannie Mae – 20.9% – continued

Pool #929035, 6.50%, 1/1/38	$93	$103

Pool #955782, 6.50%, 10/1/37	54	61

Pool #990702, 6.50%, 9/1/38	1,004	1,157

Pool #AB3114, 5.00%, 6/1/41	1,465	1,603

Pool #AB9522, 3.50%, 5/1/43	3,859	4,053

Pool #AC6767, 4.50%, 1/1/40	1,095	1,186

Pool #AC9581, 5.50%, 1/1/40	1,972	2,199

Pool #AD0915, 5.50%, 12/1/38	78	88

Pool #AD6929, 5.00%, 6/1/40	1,354	1,492

Pool #AH1166, 4.50%, 12/1/40	1,570	1,701

Pool #AL8352, 3.00%, 10/1/44	5,564	5,733

Pool #AS3473, 4.00%, 10/1/44	5,769	6,095

Pool #AS3655, 4.50%, 10/1/44	1,900	2,042

Pool #AS6075, 4.00%, 10/1/45	2,991	3,155

Pool #AS6520, 3.50%, 1/1/46	4,344	4,525

Pool #AS7568, 4.50%, 7/1/46	2,675	2,845

Pool #AS7694, 2.50%, 8/1/31	8,388	8,504

Pool #AS8699, 4.00%, 1/1/47	4,338	4,552

Pool #AZ7903, 4.00%, 6/1/41	3,435	3,668

Pool #BC0326, 3.50%, 12/1/45	4,012	4,178

Pool #BH4092, 4.50%, 10/1/47	3,226	3,411

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.4% (7) – continued

Fannie Mae – 20.9% – continued

Pool #BH6175, 3.50%, 7/1/47	$2,128	$2,198

Pool #BJ0686, 4.00%, 4/1/48	3,601	3,768

Pool #BK4740, 4.00%, 8/1/48	8,527	8,879

Pool #BM2000, 3.50%, 5/1/47	8,796	9,112

Pool #BM4413, 4.50%, 12/1/47	4,463	4,724

Pool #BM5070, 4.00%, 6/1/38	3,673	3,871

Pool #BM5168, 2.50%, 6/1/46	1,127	1,126

Pool #BM5745, 4.00%, 6/1/46	6,830	7,208

Pool #BM5784, 3.50%, 5/1/47	181	187

Pool #BM5785, 3.50%, 9/1/46	3,819	3,976

Pool #BM5969, 3.00%, 11/1/46	8,738	9,004

Pool #BM5984, 5.00%, 5/1/49	626	672

Pool #BM5996, 5.00%, 12/1/48	530	568

Pool #CA3308, 3.50%, 4/1/49	3,739	3,857

Pool #FM1303, 3.00%, 1/1/48	4,134	4,252

Pool #MA2522, 3.50%, 2/1/46	5,339	5,561

Pool #MA2642, 3.50%, 6/1/46	5,875	6,107

Pool #MA2864, 3.50%, 1/1/47	3,085	3,197

Pool #MA3088, 4.00%, 8/1/47	3,602	3,782

Pool #MA3183, 4.00%, 11/1/47	8,439	8,835

Pool #MA3184, 4.50%, 11/1/47	5,689	6,011

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.4% (7) – continued

Fannie Mae – 20.9% – continued

Pool #MA3211, 4.00%, 12/1/47	$8,564	$8,960
		174,299

Fannie Mae Pool – 0.0%

Pool #535714, 7.50%, 1/1/31	18	20

Pool #545003, 8.00%, 5/1/31	1	1

Pool #545437, 7.00%, 2/1/32	38	44
		65

Freddie Mac – 3.3%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2, 3.59%, 1/25/25	1,790	1,915

Pool #1B3575, (Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.38% Cap), 4.06%, 9/1/37 (6)	57	57

Pool #1G2296, (Floating, ICE LIBOR USD 1Y + 2.06%, 2.06% Floor, 11.37% Cap), 4.93%, 11/1/37 (6)	533	558

Pool #848076, (Floating, ICE LIBOR USD 1Y + 1.88%, 1.88% Floor, 11.13% Cap), 4.79%, 6/1/38 (6)	116	117

Pool #QA0127, 3.50%, 6/1/49	5,902	6,095

Pool #SD0039, 4.00%, 2/1/46	10,536	11,236

Pool #ZS4639, 11/1/45 (5)	7,281	7,681
		27,659

Freddie Mac Gold – 2.5%

Pool #A65182, 6.50%, 9/1/37	1,163	1,333

Pool #A92650, 5.50%, 6/1/40	98	110

Pool #C00910, 7.50%, 1/1/30	124	144

Pool #C02790, 6.50%, 4/1/37	621	731

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 27.4% (7) – continued

Freddie Mac Gold – 2.5% – continued

Pool #C02838, 5.50%, 5/1/37	$896	$1,010

Pool #G01954, 5.00%, 11/1/35	523	578

Pool #G60948, 3.00%, 1/1/47	583	598

Pool #G61284, 3.00%, 1/1/44	3,300	3,399

Pool #G61670, 3.00%, 5/1/47	8,036	8,250

Pool #Q15842, 3.00%, 2/1/43	2,895	2,985

Pool #Q63667, 4.50%, 5/1/49	1,387	1,465
		20,603

Freddie Mac Gold Pool – 0.0%

Pool #G18643, 2.50%, 5/1/32	227	229

Government National Mortgage Association I – 0.7%

Pool #784760, 2.50%, 2/15/48	5,452	5,494
Total U.S. Government Agencies
(Cost $226,121)		228,349

U.S. GOVERNMENT OBLIGATIONS – 34.2%

U.S. Treasury Bonds – 7.7%
2.88%, 5/15/49	9,468	11,042
2.25%, 8/15/49	51,583	53,052
		64,094

U.S. Treasury Inflation Indexed Bonds – 1.0%

1.00%, 2/15/49	7,724	8,838

U.S. Treasury Inflation Indexed Notes – 2.3%
1.13%, 1/15/21	5,345	6,287
0.13%, 1/15/23	5,700	6,280
0.38%, 1/15/27	5,980	6,417
		18,984

U.S. Treasury Notes – 23.2%
1.50%, 8/31/21	90,490	90,225
1.50%, 8/15/22	60,058	59,920

See Notes to the Financial Statements.

FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 34.2% – continued

U.S. Treasury Notes – 23.2% – continued
1.50%, 9/30/24	$30,821	$30,744
1.63%, 8/15/29	13,176	13,115
		194,004
Total U.S. Government Obligations
(Cost $286,061)		285,920

MUNICIPAL BONDS – 0.1%

Massachusetts – 0.1%

Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/1/49	750	731
Total Municipal Bonds
(Cost $750)		731

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (9)(10)	5,598,585	$5,599
Total Investment Companies
(Cost $5,599)		5,599

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.40%, 10/24/19 (11)	$900	$899
Total Short-Term Investments
(Cost $898)		899

Total Investments – 99.9%
(Cost $819,341)		834,290

Other Assets less Liabilities – 0.1%		1,039
NET ASSETS – 100.0%		$835,329

(1)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(2)	Perpetual bond. Maturity date represents next call date.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(6)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Principal Amount and Value rounds to less than one thousand.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2019 is disclosed.
(11)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

3M – 3 Month

5Y – 5 Year

CMT – Constant Maturity

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PLC – Public Limited Company

REMIC – Real Estate Mortgage Investment Conduit

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	35.0%
U.S. Agency	26.7
AAA	6.3
AA	0.1
A	3.9
BBB	18.6
BB	3.0
B	4.0
CCC	1.7
Cash Equivalents	0.7

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$52,769	$–	$52,769
Corporate Bonds (1)	–	211,381	–	211,381
Foreign Issuer Bonds (1)	–	48,642	–	48,642
U.S. Government Agencies (1)	–	228,349	–	228,349
U.S. Government Obligations (1)	–	285,920	–	285,920
Municipal Bonds (1)	–	731	–	731

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$5,599	$–	$–	$5,599
Short-Term Investments	–	899	–	899
Total Investments	$5,599	$828,691	$–	$834,290

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4%

Aerospace & Defense – 1.1%

Pioneer Holdings LLC/Pioneer Finance Corp., 9.00%, 11/1/22 (1)	$23,563	$24,741

Triumph Group, Inc., 7.75%, 8/15/25	16,750	16,902
		41,643

Automobiles Manufacturing – 0.3%

General Motors Financial Co., Inc., (Variable, ICE LIBOR USD 3M + 3.60%), 5.75%, 9/30/27 (2)(3)	11,975	11,586

Cable & Satellite – 4.0%

CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (1)	31,887	32,963

CSC Holdings LLC, 6.50%, 2/1/29 (1)	27,200	30,232

DISH DBS Corp., 7.75%, 7/1/26	24,017	24,437

GCI LLC, 6.88%, 4/15/25	13,766	14,489

Hughes Satellite Systems Corp., 6.63%, 8/1/26	19,530	21,199

Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27 (1)	10,825	11,393

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	14,300	14,402
		149,115

Casinos & Gaming – 1.9%

Boyd Gaming Corp., 6.00%, 8/15/26	9,728	10,262

Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (1)	12,975	13,266

Eldorado Resorts, Inc., 6.00%, 9/15/26	16,688	18,273

MGM Resorts International, 5.50%, 4/15/27	8,550	9,370

Scientific Games International, Inc., 8.25%, 3/15/26 (1)	12,775	13,552

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Casinos & Gaming – 1.9% – continued

Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27 (1)	$7,800	$8,190
		72,913

Chemicals – 0.6%

Chemours (The) Co., 5.38%, 5/15/27	2,575	2,221

CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (1)	21,110	22,007
		24,228

Coal Operations – 0.5%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp., 7.50%, 5/1/25 (1)	20,092	19,841

Commercial Finance – 0.9%

Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (1)	13,836	14,458

Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 8/15/21 (1)	17,225	17,673
		32,131

Communications Equipment – 0.7%

CommScope, Inc., 6.00%, 3/1/26 (1)	13,300	13,763

ViaSat, Inc., 5.63%, 4/15/27 (1)	10,275	10,789
		24,552

Construction Materials Manufacturing – 0.4%

Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 3/15/27 (1)	14,095	15,046

Consumer Finance – 3.3%

Credit Acceptance Corp., 6.63%, 3/15/26 (1)	14,588	15,609

Curo Group Holdings Corp., 8.25%, 9/1/25 (1)	14,500	12,651

Discover Financial Services, (Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2)(3)	11,200	11,360

Enova International, Inc., 8.50%, 9/15/25 (1)	14,725	13,381

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Consumer Finance – 3.3% – continued

Freedom Mortgage Corp., 8.13%, 11/15/24 (1)	$17,023	$15,661

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25	20,822	21,291

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (1)	14,547	14,147

Springleaf Finance Corp., 6.88%, 3/15/25	19,800	21,817
		125,917

Consumer Products – 0.7%

Energizer Holdings, Inc., 6.38%, 7/15/26 (1)	11,955	12,805
7.75%, 1/15/27 (1)	11,100	12,368
		25,173

Consumer Services – 0.7%

Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (1)	9,100	9,476

Sotera Health Topco, Inc., 8.13%, (100% Cash), 11/1/21 (1)(4)	17,555	17,577
		27,053

Containers & Packaging – 2.0%

Berry Global, Inc., 5.63%, 7/15/27 (1)	18,538	19,187

Flex Acquisition Co., Inc., 7.88%, 7/15/26 (1)	23,170	21,258

Greif, Inc., 6.50%, 3/1/27 (1)	9,850	10,446

LABL Escrow Issuer LLC, 6.75%, 7/15/26 (1)	5,075	5,291

Mauser Packaging Solutions Holding Co., 7.25%, 4/15/25 (1)	10,742	10,154

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 7.00%, 7/15/24 (1)	7,050	7,306
		73,642

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Diversified Manufacturing – 0.6%

Vertiv Intermediate Holding Corp., 12.00%, (100% Cash), 2/15/22 (1)(4)	$24,375	$21,877

Entertainment Content – 0.7%

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26 (1)	8,775	9,104
6.63%, 8/15/27 (1)	15,925	16,522
		25,626

Entertainment Resources – 0.4%

AMC Entertainment Holdings, Inc., 5.88%, 11/15/26	14,955	13,572

Exploration & Production – 4.5%

Berry Petroleum Co. LLC, 7.00%, 2/15/26 (1)	17,600	16,852

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 2/1/25	16,850	14,491

Chesapeake Energy Corp., 8.00%, 1/15/25	13,000	9,392

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	19,408	18,001

Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 2/15/23 (1)	19,900	20,049

Gulfport Energy Corp., 6.38%, 1/15/26	22,690	15,883

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/1/28 (1)	16,192	15,058

Indigo Natural Resources LLC, 6.88%, 2/15/26 (1)	19,670	17,728

SM Energy Co., 5.63%, 6/1/25	12,210	10,468

Southwestern Energy Co., 6.20%, 1/23/25	19,163	16,863

Whiting Petroleum Corp., 6.63%, 1/15/26	20,499	13,837
		168,622

Financial Services – 1.3%

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	17,333	18,026

See Notes to the Financial Statements.

FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Financial Services – 1.3% – continued

Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23 (1)	$16,825	$17,540

NFP Corp., 6.88%, 7/15/25 (1)	13,775	13,672
		49,238

Food & Beverage – 1.8%

Dole Food Co., Inc., 7.25%, 6/15/25 (1)	18,155	17,111

NBM US Holdings, Inc., 7.00%, 5/14/26	23,200	24,331

Post Holdings, Inc., 5.75%, 3/1/27 (1)	7,078	7,504

Simmons Foods, Inc., 5.75%, 11/1/24 (1)	20,362	19,853
		68,799

Forest & Paper Products Manufacturing – 0.6%

Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (1)	20,925	22,128

Hardware – 2.0%

Dell International LLC/EMC Corp., 5.30%, 10/1/29 (1)	20,375	22,214

Everi Payments, Inc., 7.50%, 12/15/25 (1)	17,975	18,941

NCR Corp., 6.13%, 9/1/29 (1)	15,465	16,301

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	19,730	19,730
		77,186

Health Care Facilities & Services – 4.7%

AMN Healthcare, Inc., 4.63%, 10/1/27 (1)	11,000	11,055

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (1)	7,675	7,963

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (1)(4)	25,280	25,470

Encompass Health Corp., 4.75%, 2/1/30	8,225	8,310

Envision Healthcare Corp., 8.75%, 10/15/26 (1)	14,250	8,692

HCA, Inc., 5.88%, 2/1/29	22,330	25,082

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Health Care Facilities & Services – 4.7% – continued

MEDNAX, Inc., 6.25%, 1/15/27 (1)	$13,515	$13,413

RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (1)	22,046	23,451

Tenet Healthcare Corp., 8.13%, 4/1/22	19,249	20,819
4.88%, 1/1/26 (1)	9,325	9,570

Vizient, Inc., 6.25%, 5/15/27 (1)	5,627	6,035

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	16,689	15,354
		175,214

Home Improvement – 0.9%

Patrick Industries, Inc., 7.50%, 10/15/27 (1)	10,850	11,177

PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (1)	21,150	22,789
		33,966

Homebuilders – 1.9%

Beazer Homes USA, Inc., 5.88%, 10/15/27	9,900	9,587

Century Communities, Inc., 5.88%, 7/15/25	19,400	19,998

Forestar Group, Inc., 8.00%, 4/15/24 (1)	14,350	15,498

KB Home, 6.88%, 6/15/27	10,600	11,925

LGI Homes, Inc., 6.88%, 7/15/26 (1)	15,298	15,910
		72,918

Industrial Other – 0.6%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	15,175	12,918

Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24 (1)	10,250	10,634
		23,552

Internet Media – 0.7%

GrubHub Holdings, Inc., 5.50%, 7/1/27 (1)	10,975	11,198

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Internet Media – 0.7% – continued

Netflix, Inc., 6.38%, 5/15/29 (1)	$12,425	$13,760
		24,958

Investment Companies – 0.6%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24 (1)	7,650	7,642
6.38%, 12/15/25	15,389	16,182
		23,824

Life Insurance – 0.3%

Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25 (1)	9,435	10,119

Machinery Manufacturing – 0.2%

Amsted Industries, Inc., 5.63%, 7/1/27 (1)	7,850	8,282

Managed Care – 0.5%

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (1)	19,231	17,717

Manufactured Goods – 0.4%

Cornerstone Building Brands, Inc., 8.00%, 4/15/26 (1)	13,745	13,522

Medical Equipment & Devices Manufacturing – 0.4%

Avantor, Inc., 9.00%, 10/1/25 (1)	12,161	13,620

Metals & Mining – 1.9%

Commercial Metals Co., 5.75%, 4/15/26	16,548	16,962

Freeport-McMoRan, Inc., 5.45%, 3/15/43	21,610	19,471

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	14,417	15,192

United States Steel Corp., 6.88%, 8/15/25	23,800	21,479
		73,104

Oil & Gas Services & Equipment – 1.3%

Oceaneering International, Inc., 6.00%, 2/1/28	21,295	20,390

Rowan Cos., Inc., 7.38%, 6/15/25	17,119	10,100

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Oil & Gas Services & Equipment – 1.3% – continued

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 4/1/26	$16,408	$17,023
		47,513

Pharmaceuticals – 0.8%

Bausch Health Americas, Inc., 8.50%, 1/31/27 (1)	9,240	10,370

Horizon Pharma USA, Inc., 5.50%, 8/1/27 (1)	10,450	10,868

JPR Royalty Sub LLC, 14.00%, 9/1/20 (1)(5)	8,000	4,000

Par Pharmaceutical, Inc., 7.50%, 4/1/27 (1)	4,325	3,963
		29,201

Pipeline – 5.0%

American Midstream Partners L.P./American Midstream Finance Corp., 9.50%, 12/15/21 (1)	25,373	23,851

Cheniere Energy Partners L.P., 4.50%, 10/1/29 (1)	7,850	8,036

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.63%, 5/1/27 (1)	9,075	9,265

EnLink Midstream Partners L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2)(3)	19,300	13,799

Genesis Energy L.P./Genesis Energy Finance Corp., 6.00%, 5/15/23	14,084	14,137

Global Partners L.P./GLP Finance Corp., 7.00%, 6/15/23	9,179	9,454
7.00%, 8/1/27 (1)	11,300	11,639

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 7.25%, 2/15/21	16,227	15,071

NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 11/1/23	14,170	14,418
7.50%, 4/15/26 (1)	6,625	6,655

NuStar Logistics L.P., 6.00%, 6/1/26	6,580	7,121

See Notes to the Financial Statements.

FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Pipeline – 5.0% – continued

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	$16,666	$17,083

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2)(3)	20,125	18,957

Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 3/1/27	9,970	10,190

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27 (1)	7,600	8,292
		187,968

Power Generation – 1.7%

Calpine Corp., 5.50%, 2/1/24	21,145	21,356

NRG Energy, Inc., 5.75%, 1/15/28	21,865	23,505

Vistra Operations Co. LLC, 5.63%, 2/15/27 (1)	17,125	18,034
		62,895

Property & Casualty Insurance – 1.1%

Acrisure LLC/Acrisure Finance, Inc., 7.00%, 11/15/25 (1)	9,800	9,137

GTCR AP Finance, Inc., 8.00%, 5/15/27 (1)	10,700	10,994

HUB International Ltd., 7.00%, 5/1/26 (1)	10,936	11,233

USI, Inc., 6.88%, 5/1/25 (1)	11,454	11,626
		42,990

Publishing & Broadcasting – 4.1%

Clear Channel Outdoor Holdings, Inc., 9.25%, 2/15/24 (1)	5,402	5,935
5.13%, 8/15/27 (1)	14,725	15,341

Cumulus Media New Holdings, Inc., 6.75%, 7/1/26 (1)	8,785	9,202

Entercom Media Corp., 7.25%, 11/1/24 (1)	21,550	22,304

Gray Television, Inc., 7.00%, 5/15/27 (1)	19,250	21,150

iHeartCommunications, Inc., 5.25%, 8/15/27 (1)	4,450	4,628

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Publishing & Broadcasting – 4.1% – continued

Lee Enterprises, Inc., 9.50%, 3/15/22 (1)	$19,273	$19,273

Meredith Corp., 6.88%, 2/1/26	21,025	21,367

Nexstar Escrow, Inc., 5.63%, 7/15/27 (1)	12,850	13,461

Sirius XM Radio, Inc., 5.50%, 7/1/29 (1)	13,100	13,984

TEGNA, Inc., 5.00%, 9/15/29 (1)	7,875	7,984
		154,629

Real Estate – 0.8%

ESH Hospitality, Inc., 4.63%, 10/1/27 (1)	10,625	10,665

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25 (1)	18,875	19,158
		29,823

Real Estate Investment Trusts – 0.3%

iStar, Inc., 4.75%, 10/1/24	12,875	13,101

Refining & Marketing – 0.8%

Murphy Oil USA, Inc., 4.75%, 9/15/29	3,400	3,477

PBF Holding Co LLC/PBF Finance Corp., 7.25%, 6/15/25	19,613	20,324

Sunoco L.P./Sunoco Finance Corp., 5.50%, 2/15/26	6,876	7,176
		30,977

Restaurants – 0.8%

Golden Nugget, Inc., 6.75%, 10/15/24 (1)	15,910	16,189

IRB Holding Corp., 6.75%, 2/15/26 (1)	12,875	12,939
		29,128

Retail – Consumer Discretionary – 1.9%

KGA Escrow LLC, 7.50%, 8/15/23 (1)	17,999	18,854

Party City Holdings, Inc., 6.63%, 8/1/26 (1)	18,785	18,597

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Retail – Consumer Discretionary – 1.9% – continued

Sonic Automotive, Inc., 6.13%, 3/15/27	$22,156	$22,516

Staples, Inc., 7.50%, 4/15/26 (1)	12,850	13,239
		73,206

Retail – Consumer Staples – 0.2%

Performance Food Group, Inc., 5.50%, 10/15/27 (1)	8,500	8,946

Software & Services – 3.2%

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	18,050	16,604

Refinitiv US Holdings, Inc., 8.25%, 11/15/26 (1)	20,125	22,213

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	29,890	31,597

Sophia L.P./Sophia Finance, Inc., 9.00%, 9/30/23 (1)	10,880	11,139

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	17,869	18,405

Verscend Escrow Corp., 9.75%, 8/15/26 (1)	17,600	18,742
		118,700

Supermarkets & Pharmacies – 0.9%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 7.50%, 3/15/26 (1)	12,400	13,796

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	18,097	19,382
		33,178

Technology – 0.2%

Iron Mountain, Inc., 4.88%, 9/15/29 (1)	5,925	6,016

Transportation & Logistics – 1.1%

Allison Transmission, Inc., 5.88%, 6/1/29 (1)	10,100	10,959

Navistar International Corp., 6.63%, 11/1/25 (1)	19,993	20,293

XPO Logistics, Inc., 6.75%, 8/15/24 (1)	8,875	9,629
		40,881

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 70.4% – continued

Utilities – 0.3%

Talen Energy Supply LLC, 6.63%, 1/15/28 (1)	$13,025	$12,797

Waste & Environment Services & Equipment – 0.7%

Covanta Holding Corp., 5.88%, 7/1/25	17,004	17,727

Stericycle, Inc., 5.38%, 7/15/24 (1)	7,875	8,091
		25,818

Wireless Telecommunications Services – 2.8%

Iridium Communications, Inc., 10.25%, 4/15/23 (1)	22,650	24,405

Sprint Capital Corp., 6.88%, 11/15/28	23,503	25,623
8.75%, 3/15/32	31,450	38,792

Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/1/22 (1)	19,000	18,145
		106,965

Wireline Telecommunications Services – 0.3%

Level 3 Financing, Inc., 4.63%, 9/15/27 (1)	12,875	12,992
Total Corporate Bonds
(Cost $2,644,082)		2,648,408

FOREIGN ISSUER BONDS – 23.6%

Aerospace & Defense – 1.0%

Bombardier, Inc., 7.50%, 12/1/24 (1)	18,257	18,257

TransDigm UK Holdings PLC, 6.88%, 5/15/26	18,625	20,022
		38,279

Airlines – 0.7%

Virgin Australia Holdings Ltd., 7.88%, 10/15/21 (1)	26,050	26,584

Auto Parts Manufacturing – 0.9%

Dana Financing Luxembourg S.a.r.l., 5.75%, 4/15/25 (1)	21,325	21,770

IHO Verwaltungs GmbH, 6.00%, 5/15/27 (1)(4)	11,400	11,542
		33,312

See Notes to the Financial Statements.

FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.6% – continued

Banks – 0.5%

ING Groep N.V., (Variable, USD Swap 5Y + 4.45%), 6.50%, 4/16/25 (2)(3)	$16,671	$17,501

Cable & Satellite – 3.4%

Altice Financing S.A., 7.50%, 5/15/26 (1)	17,345	18,429

Altice Luxembourg S.A., 10.50%, 5/15/27 (1)	11,675	13,158

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (1)	37,875	38,147

Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/1/28 (1)	21,000	22,102

UPC Holding B.V., 5.50%, 1/15/28 (1)	20,575	21,347

Ziggo Bond Co. B.V., 6.00%, 1/15/27 (1)	12,775	13,334
		126,517

Casinos & Gaming – 0.6%

Melco Resorts Finance Ltd., 5.63%, 7/17/27 (1)	9,325	9,677

Wynn Macau Ltd., 5.50%, 10/1/27 (1)	12,982	13,144
		22,821

Chemicals – 0.3%

Starfruit Finco B.V./Starfruit US Holdco LLC, 8.00%, 10/1/26 (1)	10,725	10,738

Consumer Finance – 0.9%

Fairstone Financial, Inc., 7.88%, 7/15/24 (1)	12,900	13,472

goeasy Ltd., 7.88%, 11/1/22 (1)	20,700	21,528
		35,000

Containers & Packaging – 0.3%

ARD Finance S.A., 7.13%, (100% Cash), 9/15/23 (4)	10,625	10,944

Diversified Banks – 3.3%

Barclays PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2)(3)	18,275	19,435

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.6% – continued

Diversified Banks – 3.3% – continued

BNP Paribas S.A., (Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25 (1)(2)(3)	$18,450	$20,618

Credit Agricole S.A., (Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24 (1)(2)(3)	22,668	25,275

Credit Suisse Group A.G., (Variable, USD Swap 5Y + 4.60%), 7.50%, 7/17/23 (1)(2)(3)	19,975	21,348

HSBC Holdings PLC, (Variable, USD ICE Swap Rate 5Y + 3.75%), 6.00%, 5/22/27 (2)(3)	14,183	14,588

Societe Generale S.A., (Variable, USD Swap 5Y + 6.24%), 7.38%, 9/13/21 (1)(2)(3)	14,150	14,887

Standard Chartered PLC, (Variable, USD Swap 5Y + 6.30%), 7.50%, 4/2/22 (1)(2)(3)	8,087	8,542
		124,693

Financial Services – 0.5%

VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24 (1)	19,025	18,454

Food & Beverage – 1.2%

JBS USA LUXS.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (1)	17,300	19,203
5.50%, 1/15/30 (1)	5,000	5,300

Sigma Holdco B.V., 7.88%, 5/15/26	21,045	20,992
		45,495

Metals & Mining – 1.2%

First Quantum Minerals Ltd., 7.25%, 4/1/23 (1)	11,175	11,007
6.50%, 3/1/24 (1)	12,250	11,684

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22 (1)	20,091	11,804

Vedanta Resources Ltd., 6.38%, 7/30/22 (1)	11,510	11,294
		45,789

Oil & Gas Services & Equipment – 1.0%

Noble Holding International Ltd., 7.88%, 2/1/26 (1)	7,350	5,292

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.6% – continued

Oil & Gas Services & Equipment – 1.0% – continued

6.05%, 3/1/41	$11,525	$4,898

Transocean, Inc., 9.00%, 7/15/23 (1)	16,225	16,671

Valaris PLC, 5.75%, 10/1/44	29,486	12,532
		39,393

Pharmaceuticals – 2.0%

Bausch Health Cos., Inc., 6.13%, 4/15/25 (1)	27,120	28,103
7.00%, 1/15/28 (1)	10,850	11,687

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	25,621	15,715

Teva Pharmaceutical Finance Netherlands III B.V., 6.75%, 3/1/28	22,950	18,704
		74,209

Power Generation – 0.5%

Drax Finco PLC, 6.63%, 11/1/25 (1)	19,635	20,420

Property & Casualty Insurance – 0.5%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	18,610	17,959

Refining & Marketing – 0.9%

eG Global Finance PLC, 6.75%, 2/7/25 (1)	12,050	11,764

Parkland Fuel Corp., 6.00%, 4/1/26 (1)	22,281	23,534
		35,298

Technology – 0.5%

Sixsigma Networks Mexico S.A. de C.V., 7.50%, 5/2/25 (1)	17,625	17,414

Trucking & Leasing – 0.4%

Fly Leasing Ltd., 5.25%, 10/15/24	15,615	16,083

Wireless Telecommunications Services – 3.0%

Altice France S.A., 7.38%, 5/1/26 (1)	27,862	29,874

C&W Senior Financing DAC, 6.88%, 9/15/27 (1)	24,325	25,206

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 23.6% – continued

Wireless Telecommunications Services – 3.0% – continued

Connect Finco S.a.r.l./Connect US Finco LLC, 10/1/26 (1)(6)	$14,175	$14,441

Digicel Group One Ltd., 8.25%, 12/30/22 (1)	11,085	6,540

Millicom International Cellular S.A., 5.13%, 1/15/28 (1)	21,053	21,950

Telesat Canada/Telesat LLC, 10/15/27 (1)(6)	14,325	14,558
		112,569
Total Foreign Issuer Bonds
(Cost $896,197)		889,472

TERM LOANS – 2.2% (7)

Consumer Services – 0.6%

TruGreen L.P., Initial Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.79%, 3/19/26	22,050	22,092

Department Stores – 0.6%

J.C. Penney Corp., Inc., Loan, (Floating, ICE LIBOR USD 3M + 4.25%, 1.00% Floor), 6.39%, 6/23/23	25,055	21,774

Pharmaceuticals – 0.4%

Alvogen Pharma U.S., Inc., 2018 Refinancing Term Loan, (Floating, ICE LIBOR USD 1M + 4.75%, 1.00% Floor), 6.79%, 4/1/22	19,290	17,438

Retail – Consumer Discretionary – 0.6%

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 7.04%, 9/25/24	23,422	22,520
Total Term Loans
(Cost $89,451)		83,824

See Notes to the Financial Statements.

FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 0.5%

Banks – 0.5%

GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 7.94% (7)	657,459	$17,039
Total Preferred Stocks
(Cost $15,699)		17,039

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (8)(9)	94,463,550	94,464
Total Investment Companies
(Cost $94,464)		94,464

Total Investments – 99.2%
(Cost $3,739,893)		3,733,207

Other Assets less Liabilities – 0.8%		29,942
NET ASSETS – 100.0%		$3,763,149

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)

Restricted security that has been deemed illiquid. At September 30, 2019, the value of this restricted illiquid security amounted to approximately $4,000,000 or 0.1% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	$8,000

(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(7)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

5Y – 5 Year

CMT – Constant Maturity

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
BBB	2.2%
BB	28.4
B	49.4
CCC	17.4
Not Rated	0.1
Cash Equivalents	2.5

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$2,648,408	$–	$2,648,408
Foreign Issuer Bonds (1)	–	889,472	–	889,472
Term Loans (1)	–	83,824	–	83,824
Preferred Stocks (1)	–	17,039	–	17,039
Investment Companies	94,464	–	–	94,464
Total Investments	$94,464	$3,638,743	$–	$3,733,207

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.3%

Commercial Mortgage-Backed Securities – 7.1%

BANK, Series 2018-BN14, Class A2 4.13%, 9/15/60	$3,880	$4,163

BENCHMARK Mortgage Trust, Series 2018-B2, Class A2 3.66%, 2/15/51	2,355	2,454

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 4.20%, 10/10/51	3,285	3,517

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A2 2.43%, 8/15/49	4,998	4,999

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4 4.26%, 10/15/46	575	617

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	2,200	2,247

UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4 3.09%, 8/10/49	5,095	5,204

WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3 2.88%, 12/15/45	4,960	5,059
		28,260

Credit Card – 4.6%

American Express Credit Account Master Trust, Series 2018-8, Class A 3.18%, 4/15/24	5,200	5,332

American Express Credit Account Master Trust, Series 2019-1, Class A 2.87%, 10/15/24	1,845	1,890

BA Credit Card Trust, Series 2019-A1, Class A1 1.74%, 1/15/25	880	877

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1 2.84%, 12/15/24	1,005	1,028

Discover Card Execution Note Trust, Series 2018-A5, Class A5 3.32%, 3/15/24	1,415	1,454

Discover Card Execution Note Trust, Series 2019-A1, Class A1 3.04%, 7/15/24	3,700	3,797

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 14.3% – continued

Credit Card – 4.6% – continued

Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	$3,210	$3,279

World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	1,000	999
		18,656

Other – 2.6%

CNH Equipment Trust, Series 2018-A, Class A3 3.12%, 7/17/23	2,550	2,584

CNH Equipment Trust, Series 2019-A, Class A3 3.01%, 4/15/24	2,900	2,959

CNH Equipment Trust, Series 2019-B, Class A3 2.52%, 8/15/24	2,540	2,577

John Deere Owner Trust, Series 2019-A, Class A3 2.91%, 7/17/23	2,175	2,214
		10,334
Total Asset-Backed Securities
(Cost $56,127)		57,250

CORPORATE BONDS – 29.7%

Aerospace & Defense – 0.9%

Boeing (The) Co., 2.80%, 3/1/23	1,180	1,206

General Dynamics Corp., 3.38%, 5/15/23	655	685

Spirit AeroSystems, Inc., (Floating, ICE LIBOR USD 3M + 0.80%), 2.92%, 6/15/21 (1)	1,830	1,829
		3,720

Airlines – 0.6%

Delta Air Lines, Inc., 3.40%, 4/19/21	1,530	1,551

Southwest Airlines Co., 2.65%, 11/5/20	818	823
		2,374

Automobiles Manufacturing – 0.7%

American Honda Finance Corp., 2.05%, 1/10/23	1,080	1,079

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Automobiles Manufacturing – 0.7% – continued

Nissan Motor Acceptance Corp., 2.15%, 9/28/20 (2)	$1,598	$1,595
		2,674

Banks – 2.4%

BB&T Corp., 3.05%, 6/20/22	1,740	1,783

Capital One N.A., (Floating, ICE LIBOR USD 3M + 1.15%), 3.42%, 1/30/23 (1)	1,000	1,007

CIT Bank N.A., (Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	450

Discover Bank, 3.20%, 8/9/21	805	817

PNC Bank N.A., (Floating, ICE LIBOR USD 3M + 0.31%), 2.44%, 6/10/21 (1)	750	751

Synchrony Bank, 3.65%, 5/24/21	580	591

US Bank N.A., 3.00%, 2/4/21	3,000	3,037

Wells Fargo & Co., 2.50%, 3/4/21	1,320	1,326
		9,762

Cable & Satellite – 0.2%

Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 7/23/20	620	625

Comcast Corp., 3.00%, 2/1/24	300	311
		936

Chemicals – 1.5%

3M Co., 2.00%, 2/14/25	1,480	1,471

DuPont de Nemours, Inc., 3.77%, 11/15/20	770	784
4.21%, 11/15/23	890	953

Eastman Chemical Co., 3.50%, 12/1/21	1,110	1,135

Mosaic (The) Co., 3.75%, 11/15/21	1,124	1,149

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Chemicals – 1.5% – continued

Sherwin-Williams (The) Co., 2.75%, 6/1/22	$582	$590
		6,082

Commercial Finance – 0.5%

Air Lease Corp., 3.50%, 1/15/22	986	1,011
2.25%, 1/15/23	1,000	995
		2,006

Consumer Finance – 2.4%

Ally Financial, Inc., 3.88%, 5/21/24	1,000	1,035

American Express Co., 2.50%, 7/30/24	1,000	1,008

Capital One Financial Corp., (Floating, ICE LIBOR USD 3M + 0.95%), 3.05%, 3/9/22 (1)	2,120	2,136

Fiserv, Inc., 2.75%, 7/1/24	980	997

Global Payments, Inc., 2.65%, 2/15/25	2,300	2,310

PayPal Holdings, Inc., 2.40%, 10/1/24	1,660	1,669

Synchrony Financial, 2.85%, 7/25/22	230	232
		9,387

Consumer Services – 0.1%

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (2)	323	340

Containers & Packaging – 0.3%

Graphic Packaging International LLC, 4.75%, 7/15/27 (2)	1,180	1,239

Diversified Banks – 1.9%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 0.96%), 3.22%, 7/23/24 (1)	1,995	2,008
(Floating, ICE LIBOR USD 3M + 0.76%), 2.88%, 9/15/26 (1)	895	864

Citigroup, Inc., 2.70%, 3/30/21	725	732
(Floating, ICE LIBOR USD 3M + 0.69%), 2.95%, 10/27/22 (1)	1,010	1,011

See Notes to the Financial Statements.

FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Diversified Banks – 1.9% – continued

(Floating, ICE LIBOR USD 3M + 1.02%), 3.16%, 6/1/24 (1)	$1,750	$1,762

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	1,035	1,060
		7,437

Electrical Equipment Manufacturing – 0.2%

Roper Technologies, Inc., 3.00%, 12/15/20	140	141
2.35%, 9/15/24	470	471
		612

Entertainment Resources – 0.3%

Cedar Fair L.P., 5.25%, 7/15/29 (2)	1,200	1,284

Exploration & Production – 0.2%

Occidental Petroleum Corp., 2.60%, 8/13/21	600	604

Financial Services – 2.4%

Ameriprise Financial, Inc., 3.00%, 3/22/22	710	723

Ares Capital Corp., 4.20%, 6/10/24	950	974

Charles Schwab (The) Corp., 2.65%, 1/25/23	230	234

Goldman Sachs Group (The), Inc., 5.25%, 7/27/21	555	585

(Variable, ICE LIBOR USD 3M + 1.05%), 2.91%, 6/5/23 (3)	800	810

(Floating, ICE LIBOR USD 3M + 1.05%), 3.18%, 6/5/23 (1)	2,255	2,269

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 9/15/24 (2)	950	949
6.38%, 12/15/25	905	952

Morgan Stanley, 5.75%, 1/25/21	100	105
5.50%, 7/28/21	1,605	1,703

(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	232
		9,536

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Food & Beverage – 0.5%

Smithfield Foods, Inc., 2.70%, 1/31/20 (2)	$1,025	$1,024
2.65%, 10/3/21 (2)	1,185	1,174
		2,198

Hardware – 0.6%

Dell International LLC/EMC Corp., 5.45%, 6/15/23 (2)	460	500

Hewlett Packard Enterprise Co., 3.50%, 10/5/21	670	687
4.40%, 10/15/22	685	726
2.25%, 4/1/23	490	488
		2,401

Health Care Facilities & Services – 0.6%

CVS Health Corp., 2.63%, 8/15/24	610	613

Laboratory Corp. of America Holdings, 2.63%, 2/1/20	1,010	1,011

McKesson Corp., 3.65%, 11/30/20	690	701
		2,325

Home Improvement – 0.2%

Masco Corp., 3.50%, 4/1/21	595	603

Homebuilders – 0.4%

D.R. Horton, Inc., 2.55%, 12/1/20	1,535	1,540

Industrial Other – 0.3%

H&E Equipment Services, Inc., 5.63%, 9/1/25	600	617

United Rentals North America, Inc., 6.50%, 12/15/26	680	741
		1,358

Life Insurance – 1.0%

MassMutual Global Funding II, 2.25%, 7/1/22 (2)	1,880	1,886

Principal Life Global Funding II, 2.15%, 1/10/20 (2)	1,290	1,290

Protective Life Global Funding, 2.16%, 9/25/20 (2)	1,000	1,001
		4,177

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Machinery Manufacturing – 0.2%

Parker-Hannifin Corp., 2.70%, 6/14/24	$900	$917

Managed Care – 0.4%

Anthem, Inc., 2.38%, 1/15/25	1,180	1,175

UnitedHealth Group, Inc., 2.38%, 8/15/24	470	474
		1,649

Medical Equipment & Devices Manufacturing – 0.4%

Alcon Finance Corp., 2.75%, 9/23/26 (2)	400	403

Becton Dickinson and Co., 2.40%, 6/5/20	1,155	1,156
		1,559

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.77%, 12/15/22	430	437

Pharmaceuticals – 0.6%

AbbVie, Inc., 2.30%, 5/14/21	1,191	1,193

Horizon Pharma USA, Inc., 5.50%, 8/1/27 (2)	1,000	1,040
		2,233

Pipeline – 0.7%

Energy Transfer Partners L.P./Regency Energy Finance Corp., 5.88%, 3/1/22	690	738

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3)(4)	525	495

Plains All American Pipeline L.P./PAA Finance Corp., 2.60%, 12/15/19	1,559	1,559
		2,792

Power Generation – 0.2%

NRG Energy, Inc., 3.75%, 6/15/24 (2)	300	309

Terraform Global Operating LLC, 6.13%, 3/1/26 (2)	395	406
		715

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Publishing & Broadcasting – 0.3%

Entercom Media Corp., 7.25%, 11/1/24 (2)	$695	$719

Lee Enterprises, Inc., 9.50%, 3/15/22 (2)	360	360
		1,079

Real Estate – 2.6%

American Tower Corp., 3.30%, 2/15/21	500	507
3.45%, 9/15/21	475	486

Crown Castle International Corp., 2.25%, 9/1/21	930	931

ESH Hospitality, Inc., 4.63%, 10/1/27 (2)	1,130	1,134

HCP, Inc., 3.25%, 7/15/26	1,150	1,183

Iron Mountain, Inc., 4.88%, 9/15/27 (2)	795	813

iStar, Inc., 4.75%, 10/1/24	1,100	1,119

MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 8/1/29	1,100	1,133

Office Properties Income Trust, 3.60%, 2/1/20	515	516

Simon Property Group L.P., 2.00%, 9/13/24	1,870	1,852

Welltower, Inc., 3.63%, 3/15/24	650	683
		10,357

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 5.13%, 3/1/21	500	520

Retail – Consumer Discretionary – 0.5%

eBay, Inc., 2.88%, 8/1/21	1,000	1,011

Home Depot (The), Inc., 2.00%, 4/1/21	930	932
		1,943

Semiconductors – 0.5%

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	2,100	2,092

See Notes to the Financial Statements.

FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Software & Services – 0.6%

Activision Blizzard, Inc., 2.30%, 9/15/21	$783	$785

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (2)	1,035	1,094

Sophia L.P./Sophia Finance, Inc., 9.00%, 9/30/23 (2)	590	604
		2,483

Supermarkets & Pharmacies – 0.2%

Walgreen Co., 3.10%, 9/15/22	900	922

Tobacco – 0.6%

Altria Group, Inc., 3.49%, 2/14/22	825	846

Philip Morris International, Inc., 2.63%, 2/18/22	850	860
2.50%, 11/2/22	685	691
		2,397

Transportation & Logistics – 0.6%

Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.65%, 7/29/21 (2)	1,250	1,279

United Parcel Service, Inc., 2.20%, 9/1/24	1,010	1,014
2.80%, 11/15/24	70	72
		2,365

Travel & Lodging – 0.2%

Marriott International, Inc., 2.88%, 3/1/21	420	424
2.30%, 1/15/22	455	455
		879

Utilities – 1.4%

Ameren Corp., 2.50%, 9/15/24	420	422

American Electric Power Co., Inc., 3.65%, 12/1/21	665	685

CenterPoint Energy, Inc., 3.60%, 11/1/21	995	1,022
2.50%, 9/1/24	1,860	1,859

Dominion Energy, Inc., 2.72%, 8/15/21	915	921

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 29.7% – continued

Utilities – 1.4% – continued

NextEra Energy Capital Holdings, Inc., 2.40%, 9/1/21	$500	$503
		5,412

Waste & Environment Services & Equipment – 0.3%

Republic Services, Inc., 2.50%, 8/15/24	570	576

Stericycle, Inc., 5.38%, 7/15/24 (2)	630	647
		1,223

Wireless Telecommunications Services – 0.7%

AT&T, Inc., 2.45%, 6/30/20	730	732
3.20%, 3/1/22	440	450

Iridium Communications, Inc., 10.25%, 4/15/23 (2)	1,005	1,083

Verizon Communications, Inc., 3.50%, 11/1/24	385	407
		2,672

Wireline Telecommunications Services – 0.3%

Level 3 Financing, Inc., 4.63%, 9/15/27 (2)	1,100	1,110
Total Corporate Bonds
(Cost $117,011)		118,351

FOREIGN ISSUER BONDS – 9.4%

Automobiles Manufacturing – 0.1%

Toyota Motor Corp., 2.36%, 7/2/24	470	475

Banks – 1.7%

Australia & New Zealand Banking Group Ltd., 2.13%, 8/19/20	1,650	1,653

Canadian Imperial Bank of Commerce, (Variable, ICE LIBOR USD 3M + 0.79%), 2.61%, 7/22/23 (3)	1,000	1,006

Skandinaviska Enskilda Banken AB, 2.80%, 3/11/22	500	507
3.05%, 3/25/22 (2)	2,050	2,090

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.4% – continued

Banks – 1.7% – continued

Toronto-Dominion Bank (The), (Variable, ICE LIBOR USD 3M + 0.30%), 2.70%, 7/30/21 (3)	$750	$750
2.65%, 6/12/24	950	968
		6,974

Cable & Satellite – 0.4%

Altice Financing S.A., 6.63%, 2/15/23 (2)	650	667

Altice Luxembourg S.A., 7.75%, 5/15/22	214	219

Ziggo B.V., 5.50%, 1/15/27	755	787
		1,673

Commercial Finance – 0.3%

Fly Leasing Ltd., 5.25%, 10/15/24	1,000	1,030

Containers & Packaging – 0.3%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27 (2)	1,000	1,013

Diversified Banks – 2.5%

Bank of Montreal, 2.90%, 3/26/22	1,735	1,768
2.50%, 6/28/24	890	900

Bank of Nova Scotia (The), 2.70%, 8/3/26	700	710

Credit Agricole S.A., (Floating, ICE LIBOR USD 3M + 1.02%), 3.30%, 4/24/23 (1)(2)	2,845	2,859

Mitsubishi UFJ Financial Group, Inc., 2.80%, 7/18/24	1,000	1,017

Royal Bank of Canada, 2.55%, 7/16/24	1,500	1,520

Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,200	1,199
		9,973

Electrical Equipment Manufacturing – 0.4%

Tyco Electronics Group S.A., (Floating, ICE LIBOR USD 3M + 0.45%), 2.58%, 6/5/20 (1)	1,775	1,776

Food & Beverage – 1.2%

Danone S.A., 1.69%, 10/30/19 (2)	1,595	1,594

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.4% – continued

Food & Beverage – 1.2% – continued

JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24 (2)	$680	$700

MARB BondCo PLC, 6.88%, 1/19/25	440	460

Mondelez International Holdings Netherlands B.V., 2.13%, 9/19/22 (2)	920	918

Pernod Ricard S.A., 5.75%, 4/7/21 (2)	1,262	1,328
		5,000

Government Agencies – 0.1%

Kommunalbanken AS, 2.00%, 6/19/24 (2)	300	304

Government Local – 0.3%

Japan Finance Organization for Municipalities, 1.75%, 9/5/24 (2)	1,020	1,010

Integrated Oils – 0.5%

BP Capital Markets PLC, (Floating, ICE LIBOR USD 3M + 0.25%), 2.38%, 11/24/20 (1)	1,100	1,101

Total Capital International S.A., 2.43%, 1/10/25	800	809
		1,910

Machinery Manufacturing – 0.2%

Pentair Finance S.a.r.l., 2.65%, 12/1/19	730	730

Oil & Gas Services & Equipment – 0.1%

Valaris PLC, 7.75%, 2/1/26	695	372

Pharmaceuticals – 1.0%

Bausch Health Cos., Inc., 5.88%, 5/15/23 (2)	281	284
6.13%, 4/15/25 (2)	735	762

Mylan N.V., 3.15%, 6/15/21	1,510	1,529

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,495	1,502
		4,077

See Notes to the Financial Statements.

FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 9.4% – continued

Supranationals – 0.1%

European Investment Bank, 1.38%, 9/6/22	$460	$458

Travel & Lodging – 0.2%

Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	857	928
Total Foreign Issuer Bonds
(Cost $37,687)		37,703

U.S. GOVERNMENT AGENCIES – 2.9% (5)

Fannie Mae – 1.6%
1.75%, 7/2/24	1,990	2,001

Pool #555649, 7.50%, 10/1/32	15	16

Pool #893082, (Floating, ICE LIBOR USD 1Y + 1.90%, 1.90% Floor, 10.84% Cap), 4.43%, 9/1/36 (1)	66	70

Pool #AD0915, 5.50%, 12/1/38	37	41

Pool #AE7999, 3.50%, 11/1/25	1,461	1,510

Pool #AI3471, 5.00%, 6/1/41	128	141

Pool #AL1746, 3.50%, 3/1/27	1,009	1,047

Pool #AL2049, 3.50%, 11/1/26	475	496

Pool #BM5525, 4.00%, 3/1/31	599	627

Pool #BM5708, 3.00%, 12/1/29	240	246

Pool #FM1551, 3.00%, 6/1/27	240	246
		6,441

Federal Farm Credit Bank – 0.5%

(Floating, ICE LIBOR USD 1M + 0.04%), 2.07%, 3/16/20 (1)	2,060	2,060

Freddie Mac – 0.7%

Pool #1B3617, (Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.01% Cap), 4.65%, 10/1/37 (1)	127	135

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 2.9% (5) – continued

Freddie Mac – 0.7% – continued

Pool #ZA2807, 2.50%, 2/1/28	$230	$233

Pool #ZK2807, 3.50%, 12/1/25	1,575	1,628

Pool #ZK2834, 3.50%, 12/1/25	498	515

Pool #ZK4449, 2.50%, 9/1/27	221	223
		2,734

Freddie Mac Gold – 0.1%

Pool #A92650, 5.50%, 6/1/40	143	160
Total U.S. Government Agencies
(Cost $11,320)		11,395

U.S. GOVERNMENT OBLIGATIONS – 40.5%

U.S. Treasury Inflation Indexed Notes – 3.1%
1.13%, 1/15/21	2,550	2,999
0.13%, 1/15/22	2,675	3,002
0.63%, 4/15/23	6,000	6,247
		12,248

U.S. Treasury Notes – 37.4%
2.75%, 11/30/20	22,520	22,762
2.50%, 1/31/21	8,597	8,677
2.50%, 2/28/21	19,104	19,300
2.38%, 3/15/21	14,328	14,456
2.38%, 4/15/21	9,552	9,643
2.25%, 4/30/21	6,686	6,740
2.63%, 5/15/21	19,104	19,379
2.13%, 5/31/21	16,052	16,161
1.63%, 6/30/21	10,000	9,989
1.50%, 8/31/21	3,000	2,991
2.50%, 2/15/22	3,821	3,898
2.25%, 4/15/22	7,642	7,761
2.13%, 5/15/22	7,642	7,742
		149,499
Total U.S. Government Obligations
(Cost $160,381)		161,747

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.6%

FlexShares® Disciplined Duration MBS Index Fund (6)	202,000	$4,761

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	5,601,527	5,602
Total Investment Companies
(Cost $10,262)		10,363

Total Investments – 99.4%
(Cost $392,788)		396,809

Other Assets less Liabilities – 0.6%		2,213
NET ASSETS – 100.0%		$399,022

(1)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(7)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

1Y – 1 Year

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MBS – Mortgage Backed Securities

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	40.8%
U.S. Agency	2.9
AAA	14.6
AA	2.9
A	12.7
BBB	17.1
BB	3.4
B	2.2
CCC	0.8
Not Rated	1.2
Cash Equivalents	1.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$57,250	$–	$57,250
Corporate Bonds (1)	–	118,351	–	118,351
Foreign Issuer Bonds (1)	–	37,703	–	37,703
U.S. Government Agencies (1)	–	11,395	–	11,395
U.S. Government Obligations (1)	–	161,747	–	161,747
Investment Companies	10,363	–	–	10,363
Total Investments	$10,363	$386,446	$–	$396,809

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 3.3% (1)

Fannie Mae – 3.3%

Pool #555649, 7.50%, 10/1/32	$29	$31

Pool #BH5752, 3.50%, 11/1/47	1,013	1,046

Pool #BH9277, 3.50%, 2/1/48	549	567

Pool #MA3027, 4.00%, 6/1/47	193	203
		1,847
Total U.S. Government Agencies
(Cost $1,798)		1,847

U.S. GOVERNMENT OBLIGATIONS – 93.4%

U.S. Treasury Inflation Indexed Notes – 5.0%
1.13%, 1/15/21	475	559
0.13%, 1/15/23	505	556
0.63%, 4/15/23	535	557
0.25%, 7/15/29	1,099	1,111
		2,783

U.S. Treasury Notes – 88.4%
1.63%, 10/15/20	7,250	7,235
1.50%, 8/31/21	15,696	15,650
1.50%, 8/15/22	19,142	19,098
1.50%, 9/30/24	7,619	7,600
		49,583
Total U.S. Government Obligations
(Cost $52,436)		52,366

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (2)(3)	146,062	$146
Total Investment Companies
(Cost $146)		146

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 2.8%

U.S. Treasury Bill, 2.40%, 10/24/19 (4)(5)	$1,600	$1,598
Total Short-Term Investments
(Cost $1,598)		1,598

Total Investments – 99.8%
(Cost $55,978)		55,957

Other Assets less Liabilities – 0.2%		104
NET ASSETS – 100.0%		$56,061

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae – Federal National Mortgage Association

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

5-Year U.S. Treasury Note	21	$2,502	Long	12/19	$(16)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	96.4%
U.S. Agency	3.3
Cash Equivalents	0.3
Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$–		$1,847	$–	$1,847
U.S. Government Obligations (1)	–		52,366	–	52,366
Investment Companies	146		–	–	146
Short-Term Investments	–		1,598	–	1,598
Total Investments	$146		$55,811	$–	$55,957

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts		$(16)	$–	$–		$(16)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 0.4%

Credit Card – 0.4%

American Express Credit Account Master Trust, Series 2019-3, Class A 2.00%, 4/15/25	$15,300	$15,367
Total Asset-Backed Securities
(Cost $15,298)		15,367

COMMERCIAL PAPER – 1.0%

Wireless Telecommunications Services – 1.0%

AT&T, Inc., 2.44%, 12/2/19	40,000	39,838
Total Commercial Paper
(Cost $39,835)		39,838

CORPORATE BONDS – 9.9%

Aerospace & Defense – 0.5%

Boeing (The) Co., 2.30%, 8/1/21	11,520	11,570

United Technologies Corp., 3.35%, 8/16/21	7,200	7,386
		18,956

Automobiles Manufacturing – 1.5%

Ford Motor Credit Co. LLC, 2.68%, 1/9/20	600	600
2.46%, 3/27/20	1,851	1,849
2.43%, 6/12/20	3,250	3,242
3.16%, 8/4/20	200	201

General Motors Financial Co., Inc., 4.20%, 3/1/21	10,000	10,215
4.20%, 11/6/21	4,650	4,797

Harley-Davidson Financial Services, Inc., 3.55%, 5/21/21 (1)	10,000	10,154

Volkswagen Group of America Finance LLC, 2.50%, (1)	5,000	5,012
4.00%, 11/12/21 (1)	22,500	23,253
		59,323

Banks – 3.2%

Capital One N.A., 2.15%, 9/6/22	12,500	12,488

Citibank N.A., 3.40%, 7/23/21	22,000	22,517

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 9.9% – continued

Banks – 3.2% – continued

Fifth Third Bank, 3.35%, 7/26/21	$4,400	$4,490

KeyBank N.A., 3.35%, 6/15/21	3,100	3,162

M&T Bank Corp., (Floating, ICE LIBOR USD 3M + 0.68%), 2.95%, 7/26/23 (2)	12,708	12,729

SunTrust Bank, (Floating, ICE LIBOR USD 3M + 0.59%), 2.86%, 8/2/22 (2)	16,200	16,234

US Bank N.A., 2.65%, 5/23/22	36,000	36,605

Wells Fargo Bank N.A., (Variable, ICE LIBOR USD 3M + 0.49%), 3.33%, 7/23/21 (3)	14,200	14,325
		122,550

Consumer Finance – 0.7%

American Express Co., 3.70%, 11/5/21	11,413	11,784

Capital One Financial Corp., (Floating, ICE LIBOR USD 3M + 0.72%), 2.99%, 1/30/23 (2)	10,000	9,965

PayPal Holdings, Inc., 2.20%, 9/26/22	7,000	7,024
		28,773

Diversified Banks – 0.3%

Bank of America Corp., (Floating, ICE LIBOR USD 3M + 0.38%), 2.64%, 1/23/22 (2)	12,000	11,997

Entertainment Content – 0.1%

Fox Corp., 3.67%, 1/25/22 (1)	2,900	2,994

Exploration & Production – 0.3%

Occidental Petroleum Corp., 2.60%, 8/13/21	9,690	9,753

Financial Services – 0.2%

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 1.40%), 3.68%, 4/21/21 (2)	7,000	7,105

Hardware – 0.3%

Hewlett Packard Enterprise Co., (Floating, ICE LIBOR USD 3M + 0.68%), 2.81%, 3/12/21 (2)	12,790	12,815

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 9.9% – continued

Machinery Manufacturing – 0.3%

John Deere Capital Corp., 3.20%, 1/10/22	$10,400	$10,681

Pharmaceuticals – 0.4%

Bristol-Myers Squibb Co., 2.60%, 5/16/22 (1)	15,800	16,018

Tobacco – 0.2%

Altria Group, Inc., 3.49%, 2/14/22	6,000	6,155

Travel & Lodging – 0.5%

Marriott International, Inc., 2.88%, 3/1/21	9,250	9,332

(Floating, ICE LIBOR USD 3M + 0.65%), 2.75%, 3/8/21 (2)	8,000	8,029
		17,361

Utilities – 0.9%

NextEra Energy Capital Holdings, Inc., 2.40%, 9/1/21	26,200	26,362
2.90%, 4/1/22	9,500	9,671
		36,033

Wireless Telecommunications Services – 0.5%

AT&T, Inc., 3.20%, 3/1/22	7,000	7,170

(Floating, ICE LIBOR USD 3M + 1.18%), 3.31%, 6/12/24 (2)	12,500	12,729
		19,899
Total Corporate Bonds
(Cost $375,310)		380,413

FOREIGN ISSUER BONDS – 2.3%

Banks – 0.7%

ABN AMRO Bank N.V., 3.40%, 8/27/21 (1)	5,600	5,717

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 3.25%, 3/29/22 (2)	10,030	10,158

(Floating, ICE LIBOR USD 3M + 1.00%), 3.09%, 10/2/23 (2)	5,900	5,924

Nordea Bank Abp, (Floating, ICE LIBOR USD 3M + 0.94%), 3.06%, 8/30/23 (1)(2)	5,800	5,760
		27,559

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 2.3% – continued

Diversified Banks – 0.6%

Mitsubishi UFJ Financial Group, Inc., 2.62%, 7/18/22	$14,000	$14,127

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 3.78%, 3/9/21 (2)	7,000	7,127
		21,254

Financial Services – 0.6%

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 3.57%, 9/24/20 (1)(2)	22,000	22,289

Food & Beverage – 0.4%

Mondelez International Holdings Netherlands B.V., 2.13%, 9/19/22 (1)	16,470	16,425
Total Foreign Issuer Bonds
(Cost $86,793)		87,527

U.S. GOVERNMENT OBLIGATIONS – 2.4%

U.S. Treasury Notes – 2.4%
1.50%, 9/30/21	40,000	39,903
2.13%, 5/15/22	50,000	50,654
		90,557
Total U.S. Government Obligations
(Cost $89,776)		90,557

MUNICIPAL BONDS – 65.7%

Alabama – 2.9%

Alabama State Public School & College Authority Revenue Refunding Bonds, Series B, 5.00%, 1/1/20	24,500	24,726

Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series B-2, (Floating, SIFMA Municipal Swap Index Yield + 0.62%), 2.20%, 12/1/23 (2)(4)	60,000	60,000

Southeast Alabama State Gas Supply District Revenue Bonds, Series C, SIFMA Index Project No. 1, (Floating, SIFMA Municipal Swap Index Yield + 0.65%), 2.23%, 4/1/24 (2)(4)	19,000	18,779

See Notes to the Financial Statements.

FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Alabama – 2.9% – continued

University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/22	$5,760	$6,335
		109,840

Alaska – 0.7%

Alaska State Industrial Development & Export Authority Revenue LANS, YKHC Project, 3.50%, 12/1/20	25,000	25,055

Arizona – 0.4%

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/20	3,000	3,082

Chandler G.O. Limited Refunding Bonds, 3.00%, 7/1/20	520	527

Maricopa County IDA Variable Revenue Refunding Bonds, Banner Health Obligated Group, (Floating, SIFMA Municipal Swap Index Yield + 0.57%), 2.15%, 10/18/24 (2)(4)	8,500	8,519

Pinal County Revenue Obligations Revenue Bonds, 5.00%, 8/1/21	2,000	2,135

Yavapai County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc. Project, 2.80%, 6/1/21 (2)(4)(5)	1,500	1,529
		15,792

California – 5.4%

Bay Area Toll Authority Toll Bridge Index Rate Revenue Refunding Bonds, (Floating, ICE LIBOR USD 3M + 0.55%), 2.02%, 4/1/21 (2)(4)	18,000	18,032

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, 1.38%, 4/1/53 (2)(5)	31,000	31,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

California – 5.4% continued

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AU, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.80%, 12/1/20 (2)(4)	$30,000	$30,023

California State G.O. Unlimited Bonds, Series B, (Floating, SIFMA Municipal Swap Index Yield + 0.38%), 1.96%, 12/1/22 (2)(4)	20,000	20,027

California State G.O. Unlimited Refunding Bonds, 5.00%, 4/1/22	18,000	19,702

California State Index Floating Rate G.O. Unlimited Bonds, Series E, (Floating, SIFMA Municipal Swap Index Yield + 0.43%), 2.01%, 12/1/23 (2)(4)	30,000	30,074

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, California Academy of Sciences, (Floating, ICE LIBOR USD 1M + 0.38%), 1.79%, 8/1/21 (2)(4)	4,000	4,000

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, J. Paul Getty Trust, (Floating, ICE LIBOR USD 1M + 0.20%), 1.62%, 4/1/21 (2)(4)	30,000	29,991

Riverside Water Variable Revenue Refunding Bonds, Series A, (Floating, SIFMA Municipal Swap Index Yield + 0.63%), 2.21%, 1/15/20 (2)(4)	2,600	2,602

Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project, 2.25%, 5/1/21 (2)(4)(5)	20,000	20,160
		205,611

Colorado – 0.4%

Colorado Springs Utilities System Revenue Refunding Bonds, Series A-3, 5.00%, 11/15/19	4,755	4,776

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Colorado – 0.4% – continued

Colorado State School of Mines Institutional Enterprise Variable Revenue Refunding Bonds, Series A, (Floating, ICE LIBOR USD 1M + 0.50%), 1.86%, 2/1/23 (2)	$5,550	$5,554

E-470 Public Highway Authority Senior Variable Revenue Refunding Bonds, Libor Index, (Floating, ICE LIBOR USD 1M + 1.05%), 2.42%, 9/1/21 (2)(4)	6,000	6,054
		16,384

Connecticut – 2.6%

Connecticut State G.O. Unlimited Bonds, Series E, 4.00%, 10/15/19	8,000	8,007

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 2/15/21	11,200	11,749

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-3, Yale University, 1.80%, 2/9/21 (2)(4)(5)	12,500	12,577

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue, 2.00%, 2/8/22 (2)(4)(5)	10,000	10,152

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series X-2, Yale University, 1.80%, 2/9/21 (2)(4)(5)	12,000	12,074

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, 2.05%, 7/12/21 (2)(4)(5)	10,000	10,124

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University, 1.45%, 7/1/22 (2)(4)(5)	21,000	21,051

Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program), 11/15/21 (6)	2,525	2,525
5/15/22 (6)	1,685	1,684

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Connecticut – 2.6% – continued

Connecticut State HFA Housing Mortgage Finance Program Revenue Bonds, Series A, 2.15%, 11/15/19	$2,090	$2,092

Connecticut State HFA Single Family Special Obligation Revenue Bonds, Series 2, 3.25%, 6/1/20	1,050	1,063

Greenwich G.O. Unlimited Bonds, 5.00%, 1/15/20	5,500	5,560
		98,658

Delaware – 0.6%

Delaware State G.O. Unlimited Bonds, 5.00%, 2/1/21	10,000	10,500
5.00%, 2/1/22	10,000	10,869

University of Delaware Revenue Bonds, 5.00%, 11/1/20	1,450	1,507
5.00%, 11/1/21	1,600	1,722
		24,598

District of Columbia – 0.0%

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22 (2)(4)(5)	1,500	1,496

Florida – 5.2%

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, 5.00%, 6/1/22	5,000	5,463

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1, Coastal Account, 5.00%, 6/1/20	19,250	19,697

Escambia County Solid Waste Disposal Revenue Bonds, Gulf Power Company Project, 1.80%, 11/19/20 (2)(4)(5)	13,000	13,026

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/21	71,000	75,333

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/22	1,480	1,625

See Notes to the Financial Statements.

FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Florida – 5.2% – continued

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/21	$4,505	$4,780
5.00%, 6/1/22	4,385	4,814

Florida State Board of Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/20	525	538

Florida State Board of Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A (State Gtd.), 5.00%, 6/1/20	5,130	5,255

Florida State Board of Public Education Lottery Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	15,010	15,418

Florida State Department Transportation G.O. Unlimited Refunding Bonds, 5.00%, 7/1/21	13,000	13,844

Florida State Housing Finance Corporation Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured), 1.35%, 1/1/22	1,035	1,033

Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition and Protection Program, 5.00%, 7/1/22	1,000	1,102

Hillsborough County School Board Refunding COPS, Master Lease Program, 5.00%, 7/1/20	2,000	2,055

Miami-Dade County Aviation Revenue Bonds, Series A, Prerefunded, 5.50%, 10/1/19 (7)	2,000	2,000

Monroe County School District Sales TRB (AGM Insured), 4.00%, 10/1/19	2,100	2,100

Orlando & Orange County Expressway Authority Revenue Bonds, Series C, Prerefunded, 5.00%, 7/1/20 (7)	25,000	25,689

Polk County School District Sales TRB, 5.00%, 10/1/21	1,750	1,878

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Florida – 5.2% – continued

Reedy Creek Improvement District Utilities Revenue Refunding Bonds, Series 2, 5.00%, 10/1/19	$2,000	$2,000
		197,650

Georgia – 3.6%

Atkinson Coffee Counties Joint Development Authority Revenue LANS, SGSC Real Estate Foundation V, 1.65%, 12/1/19	24,425	24,427

Atlanta Urban Residential Finance Authority MFH Revenue Bonds, Creekside at Adamsville Place, 1.95%, 5/1/21 (2)(4)(5)	7,500	7,539

Brookhaven Development Authority Revenue Bonds, Children’s Healthcare of Atlanta, 5.00%, 7/1/22	1,000	1,099

Cobb County Water & Sewerage Revenue Refunding Bonds, 5.00%, 7/1/22	2,000	2,203

Dougherty County School District Sales Tax G.O. Unlimited Bonds (State Aid Withholding), 4.00%, 12/1/19	2,000	2,009

Douglas County Sales Tax G.O. Unlimited Bonds, 5.00%, 4/1/20	2,000	2,037

Georgia State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/1/20	2,500	2,570

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	12,300	12,643

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 8/1/21	3,580	3,825

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.75%), 2.11%, 9/1/23 (2)(4)	70,000	70,417

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Georgia – 3.6% – continued

Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University, 5.00%, 9/1/20	$7,300	$7,548
5.00%, 9/1/22	3,000	3,323
		139,640

Hawaii – 0.2%

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.88%, 9/1/20 (2)(4)	8,110	8,111

Idaho – 1.0%

Idaho State G.O. Unlimited TANS, 3.00%, 6/30/20	37,000	37,468

Illinois – 0.4%

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series A (AMT), Senior Lien, 5.00%, 1/1/21	5,000	5,215

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, (Floating, SIFMA Municipal Swap Index Yield + 0.75%), 2.33%, 7/1/23 (2)(4)	1,535	1,534

Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge, 1.90%, 10/1/21 (2)(4)(5)	4,500	4,532

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/1/20	2,500	2,522
5.00%, 1/1/21	1,000	1,044
		14,847

Indiana – 0.3%

Indiana State Finance Authority Highway Revenue Bonds, Series A, 4.00%, 6/1/20	1,600	1,629

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/1/22 (2)(4)(5)	5,000	5,017

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Indiana – 0.3% – continued

Indiana State Finance Authority Hospital Variable Revenue Bonds, Series L, Indiana University Health, (Floating, SIFMA Municipal Swap Index Yield + 0.55%), 2.13%, 7/2/21 (2)(4)	$5,500	$5,501
		12,147

Iowa – 0.1%

Iowa State Finance Authority SFM Variable Revenue Bonds, Series B (GNMA, FNMA, FHLMC Insured), (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.88%, 5/3/21 (2)(4)	5,000	4,992

Kansas – 0.4%

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A, 5.00%, 10/1/19	16,920	16,920

Kentucky – 1.3%

Kentucky State Housing Corp. Variable Revenue Bonds, Beecher Phase I Project, 2.00%, 9/1/2 (2)(4)(5)	6,000	6,043

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 7/1/20	3,500	3,560
4.00%, 7/1/21	3,725	3,870

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 2.25%, 3/1/20	5,000	5,002

Louisville & Jefferson County Metro Government Environmental Facilities Revenue Refunding Bonds, Louisville Gas & Electric, 1.65%, 6/1/21 (2)(4)(5)	7,250	7,275
1.65%, 6/1/21 (2)(4)(5)	13,250	13,295

Louisville & Jefferson County Metropolitan Government Pollution Control Variable Revenue Refunding Bonds, Louisville Gas and Electric Company Project, 1.85%, 4/1/21 (2)(4)(5)	12,200	12,274
		51,319

See Notes to the Financial Statements.

FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Maryland – 2.5%

Baltimore County G.O. Unlimited BANS, 4.00%, 3/19/20	$29,000	$29,366

Maryland State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/20	19,445	20,039
5.00%, 8/1/20	20,000	20,610

Montgomery County G.O. Unlimited Bonds, Series A, 5.00%, 11/1/19	10,000	10,030
5.00%, 11/1/20	10,000	10,400

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/21	4,610	4,914
		95,359

Massachusetts – 1.5%

Boston G.O. Unlimited Bonds, Series A, 5.00%, 3/1/21	6,000	6,321
5.00%, 3/1/22	3,455	3,767

Massachusetts State Consolidated Loan G.O. Limited Bonds, Series E, 5.00%, 11/1/19	15,000	15,045
5.00%, 11/1/20	17,400	18,098

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Springfield College, Prerefunded, 5.63%, 10/15/19 (7)	2,000	2,003

Massachusetts State Housing Finance Agency Variable Revenue Bonds, Chestnut Park Project, 2.40%, 12/1/2 (2)(4)(5)	3,000	3,044

Massachusetts State Housing Finance Agency Variable Revenue Refunding Bonds, Series 196 (GNMA, FNMA, FHLMC Insured), (Floating, ICE LIBOR USD 1M + 0.35%), 1.77%, 6/1/21 (2)(4)	2,275	2,276

University of Massachusetts Building Authority Revenue Refunding Bonds, 5.00%, 11/1/19	6,000	6,018
		56,572

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Michigan – 0.9%

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/20	$9,000	$9,210

Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JP Morgan Chase N.A. LOC), 2.00%, 8/20/20	6,500	6,538

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Series C, Trinity Health Credit, 5.00%, 12/1/19	1,500	1,509

University of Michigan General Revenue Refunding Bonds, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.27%), 1.85%, 4/1/22 (2)(4)	18,805	18,776
		36,033

Minnesota – 1.7%

Hennepin County G.O. Unlimited Bonds, Series B, 5.00%, 12/15/20	6,050	6,320
5.00%, 12/15/21	6,350	6,869

Minneapolis Improvement And Various Purpose G.O. Unlimited Bonds, 4.00%, 12/1/20	4,200	4,333

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/21	14,500	15,484
5.00%, 8/1/22	20,080	22,173

Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction, 2.00%, 8/1/20	10,000	10,022

Osseo Independent School District No. 279 G.O. Unlimited Refunding Bonds, Series C, Alternative Facilities (School District Credit Program), 5.00%, 2/1/21	1,480	1,553
		66,754

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Mississippi – 0.4%

Mississippi State Development Bank Marshall County IDA Special Obligation Revenue Bonds, 5.00%, 1/1/20	$1,855	$1,872

Mississippi State Variable G.O. Unlimited Refunding Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.33%), 1.69%, 9/1/20 (2)(4)	3,310	3,311

South Central Regional Medical Center Hospital Revenue Refunding Bonds, Facilities Improvement & Refinancing Project, 1.70%, 3/1/20	11,050	11,023
		16,206

Missouri – 0.5%

Missouri State Highways & Transit Commission State Road Federal Reimbursement Revenue Refunding Bonds, Series S, GARVEE Lien, 5.00%, 5/1/22	9,000	9,852

Missouri State Public Utilities Commission Revenue Notes, Interim Construction, 2.13%, 11/1/19	10,000	10,006
		19,858

Nebraska – 0.0%

Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C, 2.05%, 3/1/22	1,450	1,469

Nevada – 0.4%

Clark County Airport Revenue Refunding Bonds, Subseries A, 5.00%, 7/1/21	2,000	2,127

Clark County School District G.O. Limited Refunding Bonds, Series A, 5.00%, 6/15/21	2,350	2,492

Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company, 1.85%, 4/15/22 (2)(4)(5)	10,000	10,075

Reno Capital Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 6/1/21	1,200	1,270
		15,964

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

New Jersey – 0.2%

Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.), 5.00%, 12/1/21	$1,000	$1,082

New Jersey State Housing & Mortgage Finance Agency Multifamily Conduit Variable Revenue Bonds, Georgia King Village Project (HUD Sector 8 Program), 2.45%, 10/1/20 (2)(4)(5)	4,500	4,540
		5,622

New Mexico – 0.8%

New Mexico State G.O. Unlimited Bonds, 5.00%, 3/1/21	19,000	19,992
5.00%, 3/1/22	11,000	11,970
		31,962

New York – 6.0%

Metropolitan Transportation Authority Dedicated Tax Fund Floating Revenue Refunding Bonds, Subseries B-3C, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.03%, 11/1/19 (2)(4)	5,650	5,650

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A, 5.00%, 3/1/22	30,000	32,585

Metropolitan Transportation Authority Revenue Bonds, Subseries D-2, SIFMA Index, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.03%, 11/15/22 (2)(4)	20,275	20,231

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-1, 5.00%, 11/15/20 (2)(4)(5)	19,000	19,711

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries D2 (AGM Insured), (Floating, ICE LIBOR USD 1M + 0.57%), 1.97%, 4/6/20 (2)(4)	5,500	5,505

See Notes to the Financial Statements.

FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

New York – 6.0% – continued

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, 1.38%, 5/1/20	$3,295	$3,295

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds, Series G, 2.00%, 12/31/21 (2)(4)(5)	3,420	3,434

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution, 5.00%, 6/15/21	6,000	6,392

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series A-1, 5.00%, 8/1/20	24,665	25,427

New York G.O. Unlimited Bonds, Series J, Subseries J-8, 4.00%, 8/1/21	5,000	5,246

New York G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/20	11,670	12,031

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 3/15/20	12,000	12,201

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1, 5.00%, 3/15/22	10,000	10,898

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, 5.00%, 2/15/20	15,000	15,205

New York State Housing Finance Agency Revenue Bonds, Series C (SonyMA, GNMA, FNMA, FHLMC Insured), 1.25%, 5/1/20	3,075	3,071

New York State Urban Development Corp. Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/20	45,175	45,933

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

New York – 6.0% – continued

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 197 (AMT), 5.00%, 11/15/19	$4,405	$4,424
		231,239

North Carolina – 3.4%

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health, (Floating, SIFMA Municipal Swap Index Yield + 0.60%), 2.18%, 12/1/23 (2)(4)	42,000	42,217

Forsyth County Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 3/1/21	4,540	4,779
5.00%, 3/1/22	1,000	1,090

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	3,000	3,019

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	5,000	5,520

North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds, 5.00%, 6/1/22	3,955	4,348

North Carolina State G.O. Unlimited Refunding Bonds, Series C, 4.00%, 5/1/20	8,000	8,126

North Carolina State G.O. Unlimited Refunding Bonds, Series D, 4.00%, 6/1/21	4,000	4,180

North Carolina State Grant Anticipation Vehicle Revenue Bonds, 5.00%, 3/1/21	8,000	8,415
5.00%, 3/1/22	7,010	7,623

North Carolina State Grant Anticipation Vehicle Revenue Refunding Bonds, 5.00%, 3/1/20	6,000	6,091

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

North Carolina – 3.4% – continued

North Carolina State Housing Finance Agency MFH Revenue Bonds, Weaver Investment Company Rural Development Portfolio, 2.00%, 1/1/21 (2)(4)(5)	$11,235	$11,287

North Carolina State Limited Obligation Revenue Bonds, Series A, Build NC Bonds, 5.00%, 5/1/21	13,025	13,787

Raleigh Durham Airport Authority Revenue Refunding Bonds, Series A (AMT), 5.00%, 5/1/20	1,840	1,879

Wake County Limited Obligation Revenue Bonds, 5.00%, 9/1/20	3,620	3,743
5.00%, 9/1/21	3,250	3,480
		129,584

Ohio – 2.8%

American Municipal Power-Ohio, Inc. Revenue Refunding Bonds, Series A, 5.00%, 2/15/22	6,000	6,515

Columbus G.O. Unlimited Bonds, Series A, 4.00%, 4/1/20	13,835	14,022

Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Riverside Park Phase, 2.00%, 4/1/21 (2)(4)(5)	7,000	7,029

Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp., (Floating, SIFMA Municipal Swap Index Yield + 0.43%), 2.01%, 11/15/21 (2)(4)	10,000	10,022

Ohio State Adult Correctional Capital Facilities Revenue Refunding Bonds, Lease Appropriation, 4.00%, 10/1/19	3,170	3,170
4.00%, 10/1/20	2,750	2,825

Ohio State G.O. Unlimited Bonds, Series T, 5.00%, 11/1/19	10,750	10,782

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Ohio – 2.8% – continued

Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health System, (Floating, SIFMA Municipal Swap Index Yield + 0.40%), 1.98%, 6/1/23 (2)(4)	$35,000	$35,068

Ohio State Housing Finance Agency MFH Revenue Bonds, Sutter View Apartments, 1.62%, 7/1/21 (2)(4)(5)	8,500	8,505

Ohio State Major New State Infrastructure Project Revenue Refunding Bonds, Series B, 5.00%, 12/15/19	6,000	6,045

Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series B, (Floating, SIFMA Municipal Swap Index Yield + 0.22%), 1.80%, 12/1/20 (2)	5,250	5,250
		109,233

Oklahoma – 0.3%

Canadian County Independent School District No. 27, Combined Purpose G.O. Unlimited Bonds, Yukon Public Schools, 2.00%, 10/1/19	2,295	2,295
2.00%, 10/1/20	3,040	3,059

Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Sooner Haven Apartments, 2.38%, 10/1/20 (2)(4)(5)	2,500	2,522

Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Clean Water Program (Oklahoma CERF), 5.00%, 4/1/20	3,500	3,565
		11,441

Oregon – 3.1%

Lane County School District No. 4J Eugene G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/21	2,450	2,605

See Notes to the Financial Statements.

FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Oregon – 3.1% – continued

Multnomah County School District No. 1 Portland G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/20	$45,000	$46,170

Oregon Business Development Commission Economic Development Revenue Bonds (AMT), 5.00%, 3/1/22 (2)(4)(5)	53,400	57,710

Oregon State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/21	1,400	1,482

Oregon State Housing & Community Services Department Housing Development Revenue Bonds, Series I, Ya Po Ah Terrace Project (HUD Sector 8 Program), 2.20%, 5/1/21 (2)(4)(5)	10,400	10,502
		118,469

Pennsylvania – 3.0%

Delaware County G.O. Unlimited Refunding Bonds, 5.00%, 10/1/21	1,000	1,074

Indiana County IDA Student Housing Revenue BANS, Residential Revival Project at Indiana University, 1.45%, 9/1/20	12,750	12,688

North Penn Water Authority Variable Revenue Refunding Bonds, (Floating, ICE LIBOR USD 1M + 0.41%), 1.77%, 11/1/19 (2)	1,000	1,000

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project, 2.80%, 12/1/21 (2)(4)(5)	2,500	2,560

Pennsylvania State G.O. Unlimited Refunding Bonds, 5.00%, 7/15/21	36,420	38,778

Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Series AV-1, 5.00%, 6/15/21	5,985	6,355

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Pennsylvania – 3.0% – continued

Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127-C, (Floating, ICE LIBOR USD 1M + 0.57%), 2.00%, 10/1/23 (2)(4)	$7,000	$7,008

Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126-B, (Floating, ICE LIBOR USD 1M + 0.60%), 2.03%, 6/1/23 (2)(4)	26,250	26,326

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-1, (Floating, SIFMA Municipal Swap Index Yield + 0.60%), 2.18%, 12/1/23 (2)	15,000	15,155

Pennsylvania State Turnpike Commission Variable Revenue Refunding Bonds, Series A-2, (Floating, SIFMA Municipal Swap Index Yield + 0.70%), 2.28%, 12/1/19 (2)	2,500	2,502
		113,446

South Carolina – 0.0%

York County Fort Mill School District No. 4 G.O. Unlimited Refunding Bonds, Series D (SCSDE Insured), 5.00%, 3/1/20	1,500	1,523

Tennessee – 1.6%

Franklin County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, BTT Development Village Associates, 2.40%, 12/1/20 (2)(4)(5)	3,750	3,781

Memphis Electric System Revenue Bonds, 4.00%, 12/1/19	1,470	1,477

Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds, 5.00%, 7/1/20	14,890	15,298
5.00%, 7/1/21	18,245	19,420

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Tennessee – 1.6% – continued

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Collateralized MFH Variable Revenue Bonds, Hermitage Flats, 1.50%, 7/1/20	$3,750	$3,752

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Collateralized MFH Revenue Bonds, Trevecca Towers I/East Project, 2.00%, 1/1/21 (2)(4)(5)	12,000	12,075

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Oakwood Flats Apartments Project, 2.10%, 10/1/20 (2)(4)(5)	7,350	7,393
		63,196

Texas – 6.0%

Alamo Community College District G.O. Limited Refunding Bonds, 3.00%, 8/15/20	4,000	4,060

Alamo Heights Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 3.00%, 2/1/21 (2)(4)(5)	2,700	2,753

Alvin Independent School District Schoolhouse Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.25%, 8/15/22 (2)(4)(5)	7,500	7,445

Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.35%, 8/15/22 (2)(4)(5)	19,000	18,931

Clear Creek Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.15%, 8/16/21 (2)(4)(5)	9,000	9,108

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22 (2)(4)(5)	4,500	4,471

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Texas – 6.0% – continued

Dallas County Community College District G.O. Unlimited Refunding Bonds, 5.00%, 2/15/21	$5,610	$5,896

Deer Park Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 10/1/20 (2)(4)(5)(6)	4,000	4,001

Denton County Permanent Improvement G.O. Limited Refunding Bonds, 5.00%, 7/15/21	1,635	1,742

Garland Independent School District G.O. Unlimited Refunding Bonds, 5.00%, 2/15/21	3,000	3,153

Goose Creek Texas Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.30%, 8/16/21 (2)(4)(5)	13,800	13,759

Houston Independent School District G.O. Limited Refunding Bonds, Series A (PSF, Gtd.), 5.00%, 2/15/21	1,350	1,419

Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.), 2.25%, 6/1/22 (2)(4)(5)	14,000	14,332

Houston Independent School District Variable G.O. Limited Refunding Bonds (PSF, Gtd.), 2.40%, 6/1/21 (2)(4)(5)	4,000	4,059

Houston Public Improvement G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/21	4,045	4,258

Houston Utility System Variable Revenue Refunding Bonds, Series C, First Lien, (Floating, ICE LIBOR USD 1M + 0.36%), 1.79%, 8/1/21 (2)(4)	5,000	5,000

Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 5.00%, 2/15/22	4,060	4,416

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.), (Floating, ICE LIBOR USD 1M + 0.28%), 1.64%, 8/16/21 (2)(4)	6,000	5,996

See Notes to the Financial Statements.

FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Texas – 6.0% – continued

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services, 5.00%, 5/15/21	$2,000	$2,119

Mission Economic Development Corp. Solid Waste Disposal Adjustable Revenue Bonds (AMT), Waste Management, Inc. Project, 2.50%, 8/1/20	3,000	3,003

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/21	2,000	2,092
5.00%, 1/1/22	1,850	2,001

Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.), 1.55%, 6/15/21 (2)(4)(5)	6,000	6,004

Texas State PFA G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/21	5,000	5,369

Texas State TRANS, 4.00%, 8/27/20	40,530	41,500

Texas State Transportation Commission Highway Improvement G.O. Unlimited Bonds, 5.00%, 4/1/21	8,410	8,879

Texas State Transportation Commission State Highway Fund Revenue Bonds, Series A, 5.00%, 10/1/19	14,000	14,000

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/20	7,025	7,154

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series B, First Tier, 4.00%, 10/1/21 (2)(4)(5)	3,035	3,190

Texas State Water Development Board Revenue Bonds, Series A, 10/15/21 (6)	1,875	2,014
4/15/22 (6)	1,450	1,583
10/15/22 (6)	2,700	2,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Texas – 6.0% – continued

Texas State Water Development Board State Water Implementation Fund Revenue Bonds, Series 2017A, 5.00%, 4/15/20	$4,000	$4,080

Waco G.O. Limited Refunding Bonds, 5.00%, 2/1/21	5,505	5,774
5.00%, 2/1/22	2,000	2,168
		228,726

Utah – 0.1%

University of Utah Revenue Refunding Bonds, Series A (State Appropriation Insured), 4.00%, 8/1/20	2,530	2,587

Virginia – 1.6%

Arlington County G.O. Unlimited Bonds, 5.00%, 6/15/21	4,370	4,647
5.00%, 6/15/22	4,595	5,060

Fairfax County IDA Health Care Revenue Refunding Bonds, Series S, Inova Health System, 5.00%, 5/15/21 (2)(4)(5)	5,000	5,291

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/20	5,000	5,216
5.00%, 12/1/21	9,000	9,726

Louisa IDA Pollution Control Variable Revenue Bonds, Virginia Electric, 1.80%, 4/1/22 (2)(4)(5)	3,750	3,774

Virginia State College Building Authority Educational Facilities Revenue Bonds, Series 2017-C, 21st Century College Programs, 5.00%, 2/1/20	11,000	11,134

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Equipment, 5.00%, 2/1/20	5,000	5,061

Virginia State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/22	4,350	4,780

Virginia State Public School Authority School Financing Revenue Bonds (State Aid Withholding), 5.00%, 1/15/20	2,565	2,592

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Virginia – 1.6% – continued

Virginia State Resources Authority Clean Water Revolving Funds Revenue Bonds (State Aid Withholding), Prerefunded, 5.00%, 10/1/19 (7)	$3,000	$3,000
		60,281

Washington – 2.4%

Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2A-R, Green Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.88%, 11/1/21 (2)(4)	10,000	9,998

Central Puget Sound Regional Transportation Authority Variable Sales & Use TRB, Series S-2B-R, Green Bonds, (Floating, SIFMA Municipal Swap Index Yield + 0.45%), 2.03%, 11/1/23 (2)(4)	12,500	12,502

King County School District No. 405 Bellevue G.O. Unlimited Bonds (School Board Guaranty Program), 12/1/20 (6)	7,150	7,457

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/20	2,630	2,743

Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax, 5.00%, 7/1/20	5,210	5,355

Washington State G.O. Unlimited Refunding Bonds, Series D, Motor Vehicle Fuel Tax, 5.00%, 6/1/20	3,595	3,684
5.00%, 6/1/21	3,770	4,003

Washington State G.O. Unlimited Refunding Bonds, Series R-2015D, 5.00%, 7/1/20	5,000	5,139

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C, 5.00%, 8/1/20	11,455	11,808

Washington State G.O. Unlimited Refunding Bonds, Series R-2020A, 5.00%, 1/1/21	2,390	2,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 65.7% – continued

Washington – 2.4% – continued
5.00%, 1/1/22	$3,500	$3,788

Washington State G.O. Unlimited Refunding Bonds, Series R-2020B, 5.00%, 1/1/21	7,650	8,004
5.00%, 1/1/22	2,750	2,976

Washington State Housing Finance Commission Revenue Bonds, Royal Hills Apartments Project, 1.40%, 11/1/19	4,000	3,999

Washington State Various Purpose G.O. Unlimited Bonds, Series B, 5.00%, 2/1/20	7,625	7,719
		91,676

Wisconsin – 1.0%

Milwaukee RANS, Series R2, 3.00%, 5/7/20	6,500	6,563

PFA Revenue LANS, Lake Oconee Academy Foundation, Inc. Project, 2.30%, 10/1/19	4,000	4,000

Wisconsin State G.O. Unlimited Bonds, Series B, 5.00%, 5/1/21	6,000	6,354

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 5.00%, 11/1/21	6,210	6,690

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora, (Floating, SIFMA Municipal Swap Index Yield + 0.35%), 1.93%, 7/28/21 (2)(4)	9,000	8,983
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 2.23%, 7/31/24 (2)(4)	5,000	5,016
		37,606
Total Municipal Bonds
(Cost $2,519,993)		2,525,334

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (8)(9)	37,656,229	$37,656
Total Investment Companies
(Cost $37,656)		37,656

See Notes to the Financial Statements.

FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.7%

Arizona State School District COPS TANS, 2.00%, 7/28/20	$23,000	$23,118

Bexar County Hospital District G.O. Limited Refunding Bonds, 2.50%, 2/15/20	8,110	8,146

Broward County School District TANS, 3.00%, 6/30/20	27,750	28,108

California Municipal Finance Authority Solid Waste Variable Revenue Refunding Bonds, 1.30%, 10/1/19 (2)(5)	12,000	12,000

Clark County PCR Revenue Refunding Bonds, Nevada Power Co., 1.60%, 5/21/20 (2)(5)	5,600	5,603

Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	51,500	52,146

Colorado State General Fund TRANS, 3.00%, 6/26/20	60,000	60,744

Colorado State General Fund TRANS, 5.00%, 6/26/20	15,000	15,405

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Yale University, 1.30%, 2/3/20 (2)(5)	26,000	25,997

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-3 (PSF, Gtd.), 1.40%, 8/17/20 (2)(5)	7,130	7,123

Delaware State G.O. Unlimited Bonds, 5.00%, 2/1/20	12,900	13,060

Director of The State of Nevada Department of Business & Industry Variable Revenue Notes (AMT), Republic Services Project, 1.88%, 12/2/19 (1)(2)(5)	1,200	1,200

Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20 (2)(5)	40,000	40,032

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D, 5.00%, 6/1/20	1,690	1,731

Fresno County California Unified School District G.O. Unlimited Bonds, Series B, Election of 2016, 4.00%, 10/1/19	3,550	3,550

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.7% – continued

Georgia State G.O. Unlimited Bonds, Series A, Tranche 1, 5.00%, 7/1/20	$16,085	$16,534

Georgia State G.O. Unlimited Bonds, Series A, Tranche 1, 5.00%, 7/1/20	20,000	20,559

Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project, 1.50%, 10/3/19 (2)(10)	25,000	25,000

Houston Revenue TRANS, 3.00%, 6/26/20	38,600	39,073

Illinois State Development Finance Authority Variable Convertible Revenue Bonds, Series B, Evanston Northwestern, 1.60%, 10/2/19 (2)(10)	2,275	2,275

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Series B-2, University of Chicago, 1.55%, 2/13/20 (2)(5)	5,000	5,003

Illinois State Finance Authority Gas Supply Revenue Refunding Bonds, Series B, Peoples Gas Light & Coke, 1.88%, 8/1/20 (2)(5)	5,000	5,006

Indiana Bond Bank Revenue Notes, Advance Funding Program, 4.00%, 1/3/20	6,000	6,040

Indiana Finance Authority Economic Development Revenue Refunding Bonds, Series 2010B, Republic Services Inc. Project, 1.30%, 12/2/19 (2)(5)	13,000	13,000

Indiana State Finance Authority Hospital Variable Revenue Bonds, Series B, Parkview Health System (Wells Fargo Bank N.A. LOC), 1.73%, (2)(10)	25,000	25,000

Indiana State Health Facility Financing Authority Revenue Bonds, Ascension Health Credit Group, 1.35%, 8/4/20 (2)(5)	5,005	5,003

Jacksonville Sales Tax Revenue Refunding Bonds, 5.00%, 10/1/19	3,330	3,330

Jordan School District Building G.O. Unlimited Refunding Bonds, Series B (School Board Guaranty Program), 5.00%, 6/15/20	5,870	6,024

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.7% – continued

Kentucky State Economic Development Finance Authority Solid Waste Revenue Refunding Bonds, Series B, Republic Services, Inc. Project, 1.30%, 12/2/19 (2)(5)	$4,500	$4,500

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/19	10,245	10,308

Matagorda County Navigation District No. 1 Variable Revenue Refunding Bonds (AMT), Central Power & Light, 1.75%, 9/1/20 (2)(5)	8,335	8,342

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Haynes Garden Apartments Project (GNMA Insured), 1.75%, 12/1/19 (2)(5)	4,500	4,501

Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Variable Revenue Bonds, E. Webster Street Apartments, 2.05%, 4/1/20 (2)(5)	3,000	3,011

Metropolitan Transportation Authority Transportation Revenue Refunding Bonds, Series C-2B, 5.00%, 2/15/20 (2)(5)	30,310	30,686

Miami-Dade County HFA MFH Revenue Bonds, Westview Garden Apartments, 2.38%, 6/1/20 (2)(5)	4,000	4,019

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I, 4.00%, 10/15/19	11,000	11,011

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Recovery Zone (The Bank of Tokyo-Mitsubishi UFJ. Ltd. LOC), 1.62%, 10/2/19 (2)(10)	3,300	3,300

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series F, Chevron U.S.A., Inc., 1.77%, 10/2/19 (2)(10)	9,100	9,100

Mobile IDB PCR Bonds, Alabama Power Company Barry Plant Project, 1.85%, 3/24/20 (2)(5)	16,500	16,518

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.7% – continued

Montgomery County Hospital Revenue Refunding Bonds, Premier Health Partners (PNC Bank N.A. LOC), 1.65%, 10/1/19 (2)(10)	$13,250	$13,250

Murfreesboro Housing Authority Collateralized MFH Revenue Bonds, Westbrook Towers Project, 2.13%, 9/1/20 (2)(5)	5,000	5,018

New Mexico State G.O. Unlimited Bonds, 5.00%, 3/1/20	11,000	11,168

North Penn Water Authority Variable Revenue Refunding Bonds (Floating, ICE LIBOR USD 1M + 0.50%), 1.86%, 11/1/19 (2)(4)	4,280	4,280

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 4.00%, 1/1/20	1,000	1,007

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.), 1.45%, 6/1/20 (2)(5)	5,550	5,547

Ohio State Solid Waste Refunding Revenue Bonds, Republic Services, Inc. Project, 1.30%, 12/2/19 (2)(5)	5,500	5,507

Oklahoma Housing Finance Agency Collateralized Variable Revenue Bonds, Windsong Apartments, 2.05%, 4/1/20 (2)(5)	2,000	2,006

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/1/20	2,875	2,954

Saint Paul Housing & Redevelopment Authority MFH Revenue Bonds, Legends Berry Senior Apartments Project, 2.20%, 9/1/20 (2)(5)	1,140	1,143

San Antonio Housing Trust Finance Corp. MFH Revenue Bonds, Brookwood Senior Apartments, 2.10%, 5/1/20 (2)(5)	1,700	1,707

Savannah Housing Authority Revenue Bonds, Preserve Chatham Parkway Apartments, 2.00%, 8/1/20 (2)(5)	3,000	3,008

See Notes to the Financial Statements.

FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 17.7% – continued

Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Emli at Liberty Crossing, 1.80%, 12/1/19 (2)(5)	$4,000	$4,001

University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	2,700	2,774

University of Delaware Revenue Bonds, 5.00%, 11/1/19	1,445	1,449

Virginia State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 6/1/20	10,390	10,647

Washington State Various Purpose G.O. Unlimited Bonds, Series C, 5.00%, 2/1/20	10,935	11,070

Wichita G.O. Unlimited Temporary Notes, Series 296, 3.00%, 10/15/19	19,000	19,011
Total Short-Term Investments
(Cost $680,720)		680,653

Total Investments – 100.4%
(Cost $3,845,381)		3,857,345

Liabilities less Other Assets – (0.4%)		(15,951)
NET ASSETS – 100.0%		$3,841,394

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(4)	Maturity date represents the puttable date.
(5)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(7)	Maturity date represents the prerefunded date.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2019 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

COPS – Certificates of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFA – Housing Finance Authority

HUD – Housing and Urban Development

IBC – Insured Bond Certificates

ICE – Intercontinental Exchange

IDA – Industrial Development Authority

IDB – Industrial Development Board

LANS – Loan Anticipation Notes

LCRA – Lower Colorado River Authority

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

MFH – Multi-Family Housing

NATL – National Public Finance Guarantee Corporation

PCR – Pollution Control Revenue

PFA – Public Finance Authority

PSF – Permanent School Fund

RANS – Revenue Anticipation Notes

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

SCSDE – South Carolina State Department of Education

SFM – Single Family Mortgage

SIFMA – Securities Industry and Financial Markets Association

SonyMA – State of New York Mortgage Agency

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

USD – United States Dollar

YKHC – Yukon Kuskokwim Health Corporation

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION *	% OF INVESTMENTS
U.S. Treasury	2.4%
AAA	22.1
AA	32.6
A	17.6
A1+ (Short Term)	0.4
A1 (Short Term)	11.3
A2 (Short Term)	1.0
BBB	7.0
Not Rated	4.6
Cash Equivalents	1.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$ –	$15,367	$–	$15,367
Commercial Paper (1)	–	39,838	–	39,838
Corporate Bonds (1)	–	380,413	–	380,413
Foreign Issuer Bonds (1)	–	87,527	–	87,527
U.S. Government
Obligations (1)	–	90,557	–	90,557
Municipal Bonds (1)	–	2,525,334	–	2,525,334
Investment Companies	37,656	–	–	37,656
Short-Term Investments	–	680,653	–	680,653
Total Investments	$37,656	$3,819,689	$–	$3,857,345

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7%

Auto Floor Plan – 0.9%

Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class A2 (Floating, ICE LIBOR USD 1M + 0.46%), 2.49%, 11/15/21 (1)	$5,000	$5,002

Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A 2.84%, 3/15/24	4,300	4,381

GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A2 (Floating, ICE LIBOR USD 1M + 0.57%), 2.60%, 1/18/22 (1)(2)	2,500	2,503

GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A1 2.13%, 7/15/22 (2)	5,000	4,998

GMF Floorplan Owner Revolving Trust, Series 2018-1, Class A (Floating, ICE LIBOR USD 1M + 0.30%), 2.33%, 3/15/22 (1)(2)	1,500	1,500

NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2 2.56%, 10/17/22 (2)	1,000	1,004

NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1 (Floating, ICE LIBOR USD 1M + 0.64%), 2.67%, 2/15/23 (1)(2)	2,250	2,254
		21,642

Automobile – 3.8%

Americredit Automobile Receivables Trust, Series 2019-2, Class A2A 2.43%, 9/19/22	2,500	2,506

CarMax Auto Owner Trust, Series 2019-1, Class A2A 3.02%, 7/15/22	2,683	2,696

Chesapeake Funding II LLC, Series 2016-2A, Class A1 1.88%, 6/15/28 (2)	605	605

Chesapeake Funding II LLC, Series 2017-2A, Class A2 (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor), 2.48%, 5/15/29 (1)(2)	1,261	1,261

Chesapeake Funding II LLC, Series 2017-3A, Class A1 1.91%, 8/15/29 (2)	1,842	1,838

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7% – continued

Automobile – 3.8% – continued

Chesapeake Funding II LLC, Series 2017-4A, Class A1 2.12%, 11/15/29 (2)	$2,243	$2,243

Chesapeake Funding II LLC, Series 2018-1A, Class A2 (Floating, ICE LIBOR USD 1M + 0.45%), 2.48%, 4/15/30 (1)(2)	3,569	3,566

Chesapeake Funding II LLC, Series 2019-1A, Class A1 2.94%, 4/15/31 (2)	5,512	5,581

Drive Auto Receivables Trust, Series 2019-1, Class A2A 3.08%, 9/15/21	664	664

Drive Auto Receivables Trust, Series 2019-2, Class A2A 2.93%, 3/15/22	1,427	1,430

Drive Auto Receivables Trust, Series 2019-3, Class A2A 2.63%, 9/15/22	4,500	4,508

Enterprise Fleet Financing LLC, Series 2017-3, Class A2 2.13%, 5/22/23 (2)	960	959

Enterprise Fleet Financing LLC, Series 2018-2, Class A2 3.14%, 2/20/24 (2)	2,118	2,134

Ford Credit Auto Lease Trust, Series 2019-A, Class A2A 2.84%, 9/15/21	6,600	6,624

GM Financial Automobile Leasing Trust, Series 2019-1, Class A2A 2.91%, 4/20/21	5,749	5,769

GM Financial Automobile Leasing Trust, Series 2019-3, Class A2A 2.09%, 10/20/21	1,700	1,700

GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A2A 2.08%, 1/19/21	387	387

GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A2A 2.66%, 6/16/22	6,925	6,945

Honda Auto Receivables Owner Trust, Series 2019-1, Class A2 2.75%, 9/20/21	5,600	5,623

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7% – continued

Automobile – 3.8% – continued

Mercedes-Benz Auto Lease Trust, Series 2019-A, Class A2 3.01%, 2/16/21	$2,132	$2,138

Nissan Auto Receivables Owner Trust, Series 2017-C, Class A2A 1.89%, 10/15/20	408	408

Nissan Auto Receivables Owner Trust, Series 2019-A, Class A2A 2.82%, 1/18/22	4,500	4,518

Santander Drive Auto Receivables Trust, Series 2019-3, Class A2A 2.28%, 2/15/22	5,400	5,402

Santander Retail Auto Lease Trust, Series 2018-A, Class A2B (Floating, ICE LIBOR USD 1M + 0.27%), 2.31%, 10/20/20 (1)(2)	1,437	1,437

Santander Retail Auto Lease Trust, Series 2019-A, Class A2 2.72%, 1/20/22 (2)	8,500	8,548

Securitized Term Auto Receivables Trust, Series 2019-1A, Class A2 2.86%, 5/25/21 (2)	3,745	3,753

Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A2A 2.81%, 7/20/21	305	306

Wheels SPV, Series 2018-1A, Class A2 3.06%, 4/20/27 (2)	752	756

World Omni Auto Receivables Trust, Series 2019-B, Class A2 2.63%, 6/15/22 (2)	5,500	5,522
		89,827

Credit Card – 6.2%

American Express Credit Account Master Trust, Series 2017-5, Class A (Floating, ICE LIBOR USD 1M + 0.38%), 2.41%, 2/18/25 (1)	2,000	2,004

American Express Credit Account Master Trust, Series 2019-2, Class A 2.67%, 11/15/24	14,300	14,587

American Express Credit Account Master Trust, Series 2019-3, Class A 2.00%, 4/15/25	11,600	11,651

BA Credit Card Trust, Series 2017-A1, Class A1 1.95%, 8/15/22	7,000	6,996

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7% – continued

Credit Card – 6.2% – continued

BA Credit Card Trust, Series 2017-A2, Class A2 1.84%, 1/17/23	$1,000	$999

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	3,000	3,032

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	1,000	1,017

BA Credit Card Trust, Series 2019-A1, Class A1 1.74%, 1/15/25	12,240	12,198

Barclays Dryrock Issuance Trust, Series 2019-1, Class A 1.96%, 5/15/25	3,500	3,507

Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4 1.99%, 7/17/23	5,000	5,001

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1 2.84%, 12/15/24	2,000	2,045

Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2 1.72%, 8/15/24	9,100	9,063

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/15/24	1,000	1,008

Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1 1.75%, 11/19/21	3,250	3,248

Citibank Credit Card Issuance Trust, Series 2017-A8, Class A8 1.86%, 8/8/22	5,000	4,995

Discover Card Execution Note Trust, Series 2017-A6, Class A6 1.88%, 2/15/23	7,000	6,994

Golden Credit Card Trust, Series 2018-1A, Class A 2.62%, 1/15/23 (2)	5,000	5,035

Golden Credit Card Trust, Series 2018-3A, Class A (Floating, ICE LIBOR USD 1M + 0.32%, 0.32% Floor), 2.35%, 5/15/23 (1)(2)	5,000	4,995

See Notes to the Financial Statements.

FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7% – continued

Credit Card – 6.2% – continued

Master Credit Card Trust II, Series 2017-1A, Class A 2.26%, 7/21/21 (2)	$3,600	$3,600

Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	11,500	11,746

Trillium Credit Card Trust II, Series 2018-1A, Class A (Floating, ICE LIBOR USD 1M + 0.25%, 0.25% Floor), 2.30%, 2/27/23 (1)(2)	4,500	4,501

World Financial Network Credit Card Master Trust, Series 2016-C, Class A 1.72%, 8/15/23	8,000	7,998

World Financial Network Credit Card Master Trust, Series 2017-C, Class A 2.31%, 8/15/24	3,000	3,006

World Financial Network Credit Card Master Trust, Series 2018-A, Class A 3.07%, 12/16/24	7,000	7,087

World Financial Network Credit Card Master Trust, Series 2019-A, Class A 3.14%, 12/15/25	1,700	1,738

World Financial Network Credit Card Master Trust, Series 2019-B, Class A 2.49%, 4/15/26	4,000	4,032

World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	6,000	5,996
		148,079

Other – 1.3%

CCG Receivables Trust, Series 2018-2, Class A2 3.09%, 12/15/25	3,179	3,205

Dell Equipment Finance Trust, Series 2019-1, Class A2 2.78%, 8/23/21 (2)	4,600	4,628

HPEFS Equipment Trust, Series 2019-1A, Class A3 2.21%, 9/20/29 (2)	1,250	1,249

John Deere Owner Trust, Series 2018-A, Class A2 2.42%, 10/15/20	316	316

Verizon Owner Trust, Series 2016-2A, Class A 1.68%, 5/20/21 (2)	815	814

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 12.7% – continued

Other – 1.3% – continued

Verizon Owner Trust, Series 2017-1A, Class A 2.06%, 9/20/21 (2)	$13,705	$13,702

Verizon Owner Trust, Series 2017-2A, Class A 1.92%, 12/20/21 (2)	2,462	2,460

Verizon Owner Trust, Series 2019-A, Class A1A 2.93%, 9/20/23	4,250	4,327
		30,701

Whole Loan – 0.5%

Gosforth Funding PLC, Series 2017-1A, Class A1A (Floating, ICE LIBOR USD 3M + 0.47%), 2.63%, 12/19/59 (1)(2)	1,039	1,038

Holmes Master Issuer PLC, Series 2018-1A, Class A2 (Floating, ICE LIBOR USD 3M + 0.36%), 2.66%, 10/15/54 (1)(2)	2,777	2,774

Lanark Master Issuer PLC, Series 2018-1A, Class 1A (Floating, ICE LIBOR USD 3M + 0.42%), 2.57%, 12/22/69 (1)	1,920	1,918

Permanent Master Issuer PLC, Series 2018-1A, Class 1A1 (Floating, ICE LIBOR USD 3M + 0.38%), 2.68%, 7/15/58 (1)(2)	6,000	6,002
		11,732
Total Asset-Backed Securities
(Cost $300,659)		301,981

COMMERCIAL PAPER – 0.6%

Food & Beverage – 0.6%

McCormick & Co., Inc., 2.16%, 2/28/20 (3)	14,000	13,866
Total Commercial Paper
(Cost $13,875)		13,866

CORPORATE BONDS – 48.7%

Aerospace & Defense – 1.5%

Boeing (The) Co., 4.88%, 2/15/20	1,164	1,175
2.30%, 8/1/21	7,190	7,221

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Aerospace & Defense – 1.5% – continued

General Dynamics Corp., 2.88%, 5/11/20	$9,707	$9,758

Raytheon Co., 3.13%, 10/15/20	7,192	7,278

United Technologies Corp., 1.50%, 11/1/19	7,260	7,255
3.35%, 8/16/21	2,400	2,462
		35,149

Airlines – 0.2%

Southwest Airlines Co., 2.75%, 11/6/19	700	700
2.65%, 11/5/20	3,589	3,608
		4,308

Automobiles Manufacturing – 4.8%

American Honda Finance Corp., 1.95%, 7/20/20	14,050	14,042
3.15%, 1/8/21	4,000	4,063
(Floating, ICE LIBOR USD 3M + 0.35%), 2.64%, 11/5/21 (1)	12,550	12,561
2.20%, 6/27/22	5,800	5,821

BMW US Capital LLC, 2.15%, 4/6/20 (2)	4,110	4,111

Daimler Finance North America LLC, (Floating, ICE LIBOR USD 3M + 0.63%), 2.93%, 1/6/20 (1)(2)	7,000	7,009
2.20%, 5/5/20 (2)	1,599	1,600

Ford Motor Credit Co. LLC, 2.68%, 1/9/20	400	400
2.46%, 3/27/20	1,300	1,298
2.43%, 6/12/20	2,100	2,095

General Motors Financial Co., Inc., 3.15%, 1/15/20	1,000	1,001
(Floating, ICE LIBOR USD 3M + 0.93%), 3.23%, 4/13/20 (1)	1,360	1,363
(Floating, ICE LIBOR USD 3M + 0.54%), 2.78%, 11/6/20 (1)	1,714	1,709
4.20%, 11/6/21	8,000	8,253

Harley-Davidson Financial Services, Inc., (Floating, ICE LIBOR USD 3M + 0.50%), 2.65%, 5/21/20 (1)(2)	2,000	2,002

Hyundai Capital America, (Floating, ICE LIBOR USD 3M + 0.82%), 2.95%, 3/12/21(1)(2)	3,600	3,605

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Automobiles Manufacturing – 4.8% – continued

Nissan Motor Acceptance Corp., (Floating, ICE LIBOR USD 3M + 0.58%), 2.88%, 1/13/20 (1)(2)	$3,000	$3,002
3.65%, 9/21/21 (2)	1,348	1,379
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 1/13/22 (1)(2)	3,000	3,013

Toyota Motor Credit Corp., 3.05%, 1/8/21	9,300	9,440
(Floating, ICE LIBOR USD 3M + 0.69%), 3.03%, 1/11/22 (1)	1,500	1,514
2.65%, 4/12/22	7,700	7,834

Volkswagen Group of America Finance LLC, 2.40%, 5/22/20 (2)	13,464	13,471
3.88%, 11/13/20 (2)	3,600	3,659
		114,245

Banks – 8.6%

Bank of America N.A., (Floating, ICE LIBOR USD 3M + 0.35%), 2.48%, 5/24/21 (1)	10,100	10,109

BB&T Corp., 2.05%, 5/10/21	5,678	5,674

Branch Banking & Trust Co., 2.10%, 1/15/20	1,000	1,000
2.25%, 6/1/20	6,750	6,758

Capital One N.A., 2.35%, 1/31/20	5,000	5,001
2.15%, 9/6/22	2,500	2,498

Citibank N.A., 3.05%, 5/1/20	9,900	9,950
(Floating, ICE LIBOR USD 3M + 0.57%), 2.83%, 7/23/21 (1)	6,000	6,034
(Variable, ICE LIBOR USD 3M + 0.53%), 3.17%, 2/19/22 (4)	9,500	9,625
(Floating, ICE LIBOR USD 3M + 0.60%), 2.74%, 5/20/22 (1)	10,000	10,016

Citizens Bank N.A., 2.45%, 12/4/19	4,985	4,986
3.25%, 2/14/22	6,150	6,300

Discover Bank, 3.10%, 6/4/20	20,240	20,349

JPMorgan Chase Bank N.A., (Variable, ICE LIBOR USD 3M + 0.28%), 2.60%, 2/1/21 (4)	1,500	1,503

See Notes to the Financial Statements.

FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Banks – 8.6% – continued
(Floating, ICE LIBOR USD 3M + 0.37%), 2.49%, 2/19/21 (1)	$11,500	$11,500

KeyCorp, 2.90%, 9/15/20	1,325	1,336

PNC Bank N.A., 2.60%, 7/21/20	6,250	6,274
2.50%, 1/22/21	5,000	5,031
(Floating, ICE LIBOR USD 3M + 0.25%), 2.53%, 1/22/21 (1)	7,730	7,734
(Floating, ICE LIBOR USD 3M + 0.35%), 2.48%, 3/12/21 (1)	14,750	14,760

PNC Financial Services Group (The), Inc., 5.13%, 2/8/20	2,000	2,021
4.38%, 8/11/20	2,000	2,041

SunTrust Bank, (Floating, ICE LIBOR USD 3M + 0.59%), 2.71%, 5/17/22 (1)	15,000	15,038

US Bank N.A., 3.00%, 2/4/21	5,000	5,062

Wells Fargo & Co., 2.15%, 1/30/20	700	700
4.60%, 4/1/21	2,000	2,073
(Floating, ICE LIBOR USD 3M + 0.93%), 3.11%, 2/11/22 (1)	10,000	10,061
(Floating, ICE LIBOR USD 3M + 1.11%), 3.39%, 1/24/23 (1)	2,000	2,022

Wells Fargo Bank N.A., 2.40%, 1/15/20	1,000	1,001
(Floating, ICE LIBOR USD 3M + 0.38%), 2.53%, 5/21/21 (1)	8,900	8,905
(Floating, ICE LIBOR USD 3M + 0.50%), 2.76%, 7/23/21 (1)	8,300	8,320
		203,682

Biotechnology – 1.9%

Amgen, Inc., 2.20%, 5/11/20	15,150	15,146
4.10%, 6/15/21	8,325	8,570

Biogen, Inc., 2.90%, 9/15/20	8,904	8,968

Celgene Corp., 2.88%, 2/19/21	6,320	6,381

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Biotechnology – 1.9% – continued

Gilead Sciences, Inc., 2.35%, 2/1/20	$2,026	$2,028
2.55%, 9/1/20	3,470	3,487
		44,580

Cable & Satellite – 0.1%

Comcast Corp., 3.30%, 10/1/20	1,300	1,318
(Floating, ICE LIBOR USD 3M + 0.63%), 2.93%, 4/15/24 (1)	1,300	1,308
		2,626

Chemicals – 0.4%

3M Co., 2.00%, 8/7/20	1,455	1,456

DuPont de Nemours, Inc., 3.77%, 11/15/20	6,600	6,722

International Flavors & Fragrances, Inc., 3.40%, 9/25/20	2,200	2,225
		10,403

Commercial Finance – 0.6%

Air Lease Corp., 2.13%, 1/15/20	7,705	7,701

GATX Corp., 2.60%, 3/30/20	5,857	5,863
		13,564

Communications Equipment – 0.4%

Cisco Systems, Inc., 4.45%, 1/15/20	1,880	1,892
2.45%, 6/15/20	7,000	7,025
		8,917

Construction Materials Manufacturing – 0.2%

Martin Marietta Materials, Inc., (Floating, ICE LIBOR USD 3M + 0.50%), 2.66%, 12/20/19 (1)	4,551	4,552

Consumer Finance – 1.3%

American Express Co., 2.20%, 10/30/20	11,556	11,573
(Floating, ICE LIBOR USD 3M + 0.53%), 2.65%, 5/17/21 (1)	5,400	5,414

American Express Credit Corp., (Floating, ICE LIBOR USD 3M + 0.73%), 2.86%, 5/26/20 (1)	550	552

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Consumer Finance – 1.3% – continued
(Floating, ICE LIBOR USD 3M + 1.05%), 3.17%, 9/14/20 (1)	$1,000	$1,008

Capital One Financial Corp., 2.50%, 5/12/20	500	501
2.40%, 10/30/20	470	471

Fidelity National Information Services, Inc., 3.63%, 10/15/20	1,925	1,951

Fiserv, Inc., 2.70%, 6/1/20	655	657
4.75%, 6/15/21	450	468

PayPal Holdings, Inc., 2.20%, 9/26/22	9,200	9,232
		31,827

Consumer Products – 0.2%

Church & Dwight Co., Inc., 2.45%, 12/15/19	2,000	1,999

Unilever Capital Corp., 2.10%, 7/30/20	2,000	2,002
		4,001

Diversified Banks – 2.8%

Bank of America Corp., 2.63%, 4/19/21	7,497	7,564
(Floating, ICE LIBOR USD 3M + 1.42%), 3.72%, 4/19/21 (1)	7,000	7,121
(Floating, ICE LIBOR USD 3M + 0.65%), 2.75%, 10/1/21 (1)	3,330	3,340
(Floating, ICE LIBOR USD 3M + 0.38%), 2.64%, 1/23/22 (1)	9,950	9,947

Citigroup, Inc., 2.65%, 10/26/20	4,500	4,528
(Floating, ICE LIBOR USD 3M + 1.07%), 3.17%, 12/8/21 (1)	5,000	5,061

JPMorgan Chase & Co., 2.25%, 1/23/20	4,620	4,621
2.75%, 6/23/20	6,000	6,027
2.55%, 10/29/20	8,400	8,443
2.55%, 3/1/21	1,500	1,508
(Floating, ICE LIBOR USD 3M + 1.48%), 3.62%, 3/1/21 (1)	830	843
(Floating, ICE LIBOR USD 3M + 0.55%), 2.65%, 3/9/21 (1)	1,600	1,602
4.63%, 5/10/21	600	624

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Diversified Banks – 2.8% – continued
2.30%, 8/15/21	$2,000	$2,003
(Floating, ICE LIBOR USD 3M + 0.89%), 3.15%, 7/23/24 (1)	4,100	4,115
		67,347

Electrical Equipment Manufacturing – 1.4%

ABB Finance USA, Inc., 2.80%, 4/3/20	6,249	6,266

Amphenol Corp., 2.20%, 4/1/20	5,360	5,362

General Electric Co., 5.50%, 1/8/20	1,996	2,012
2.20%, 1/9/20	3,322	3,318
(Floating, ICE LIBOR USD 3M + 0.62%), 2.93%, 1/9/20 (1)	10,000	9,988
5.55%, 5/4/20	3,725	3,779

Roper Technologies, Inc., 3.00%, 12/15/20	2,320	2,340
		33,065

Entertainment Content – 0.5%

Fox Corp., 3.67%, 1/25/22 (2)	600	620

Walt Disney (The) Co., 1.80%, 6/5/20	8,150	8,142
2.15%, 9/17/20	1,985	1,989
		10,751

Exploration & Production – 0.8%

Occidental Petroleum Corp., 4.10%, 2/1/21	12,253	12,492
2.60%, 8/13/21	4,590	4,620

Pioneer Natural Resources Co., 3.45%, 1/15/21	2,215	2,244
		19,356

Financial Services – 3.1%

Ameriprise Financial, Inc., 5.30%, 3/15/20	4,500	4,560
3.00%, 3/22/22	4,400	4,481

Bank of New York Mellon (The) Corp., 1.95%, 8/23/22	7,100	7,104

BlackRock, Inc., 4.25%, 5/24/21	1,600	1,663

Goldman Sachs Group (The), Inc., 2.60%, 4/23/20	5,000	5,009

See Notes to the Financial Statements.

FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Financial Services – 3.1% – continued
(Floating, ICE LIBOR USD 3M + 1.20%), 3.32%, 9/15/20 (1)	$4,000	$4,031
(Floating, ICE LIBOR USD 3M + 0.75%), 2.90%, 2/23/23 (1)	7,160	7,154
(Floating, ICE LIBOR USD 3M + 1.00%), 3.28%, 7/24/23 (1)	2,000	2,009

Intercontinental Exchange, Inc., 2.75%, 12/1/20	17,888	18,021

Morgan Stanley, (Floating, ICE LIBOR USD 3M + 0.55%), 2.73%, 2/10/21 (1)	10,000	10,009
(Floating, ICE LIBOR USD 3M + 1.18%), 3.46%, 1/20/22 (1)	10,000	10,097

TD Ameritrade Holding Corp., 2.95%, 4/1/22	363	372
		74,510

Food & Beverage – 1.3%

Constellation Brands, Inc., 2.25%, 11/6/20	5,000	5,001

JM Smucker (The) Co., 2.50%, 3/15/20	2,507	2,509

PepsiCo, Inc., 1.85%, 4/30/20	6,299	6,294

Tyson Foods, Inc., (Floating, ICE LIBOR USD 3M + 0.55%), 2.68%, 6/2/20 (1)	14,725	14,735
(Floating, ICE LIBOR USD 3M + 0.45%), 2.60%, 8/21/20 (1)	2,100	2,100
2.25%, 8/23/21	700	701
		31,340

Forest & Paper Products Manufacturing – 0.1%

Georgia-Pacific LLC, 5.40%, 11/1/20 (2)	2,011	2,080

Hardware – 0.6%

Dell International LLC/EMC Corp., 4.42%, 6/15/21 (2)	4,832	4,982

Hewlett Packard Enterprise Co., 3.60%, 10/15/20	9,100	9,217
		14,199

Health Care Facilities & Services – 1.1%

Cigna Corp., 3.40%, 9/17/21	1,200	1,227
(Floating, ICE LIBOR USD 3M + 0.89%), 3.19%, 7/15/23 (1)	6,300	6,314

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Health Care Facilities & Services – 1.1% – continued

CVS Health Corp., (Floating, ICE LIBOR USD 3M + 0.72%), 2.82%, 3/9/21 (1)	$8,300	$8,340
2.13%, 6/1/21	4,159	4,155

McKesson Corp., 3.65%, 11/30/20	5,322	5,409
		25,445

Homebuilders – 0.3%

D.R. Horton, Inc., 4.00%, 2/15/20	4,319	4,344
2.55%, 12/1/20	1,560	1,565
		5,909

Integrated Oils – 0.8%

Chevron Corp., 2.43%, 6/24/20	7,340	7,363
2.42%, 11/17/20	1,000	1,005
(Floating, ICE LIBOR USD 3M + 0.48%), 2.62%, 3/3/22 (1)	4,975	4,997

Exxon Mobil Corp., 1.91%, 3/6/20	4,700	4,698
		18,063

Life Insurance – 0.4%

Metropolitan Life Global Funding I, 2.05%, 6/12/20 (2)	770	770

New York Life Global Funding, (Floating, ICE LIBOR USD 3M + 0.28%), 2.54%, 1/28/21 (1)(2)	1,000	1,002

Prudential Financial, Inc., 5.38%, 6/21/20	1,500	1,535
4.50%, 11/15/20	6,217	6,384
		9,691

Machinery Manufacturing – 1.9%

Caterpillar Financial Services Corp., 2.10%, 1/10/20	12,000	12,002
1.85%, 9/4/20	2,000	1,997
(Floating, ICE LIBOR USD 3M + 0.28%), 2.38%, 9/7/21 (1)	18,300	18,297
(Floating, ICE LIBOR USD 3M + 0.51%), 2.67%, 5/15/23 (1)	1,300	1,298

CNH Industrial Capital LLC, 4.88%, 4/1/21	654	677

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Machinery Manufacturing – 1.9% – continued

John Deere Capital Corp., 1.95%, 6/22/20	$7,585	$7,585
3.20%, 1/10/22	4,000	4,108
		45,964

Mass Merchants – 0.4%

Dollar Tree, Inc., (Floating, ICE LIBOR USD 3M + 0.70%), 3.00%, 4/17/20 (1)	8,300	8,301

Walmart, Inc., 3.25%, 10/25/20	3	3
		8,304

Medical Equipment & Devices Manufacturing – 0.2%

Abbott Laboratories, 2.55%, 3/15/22	2,000	2,021

Thermo Fisher Scientific, Inc., 4.50%, 3/1/21	2,250	2,330
3.60%, 8/15/21	1,000	1,025
		5,376

Oil & Gas Services & Equipment – 0.1%

Schlumberger Holdings Corp., 3.00%, 12/21/20 (2)	3,220	3,247

Pharmaceuticals – 1.2%

AbbVie, Inc., 2.50%, 5/14/20	17,000	17,038

Merck & Co., Inc., 1.85%, 2/10/20	5,000	4,997

Novartis Capital Corp., 1.80%, 2/14/20	7,215	7,210
		29,245

Pipeline – 0.5%

Enterprise Products Operating LLC, 5.25%, 1/31/20	500	504
2.80%, 2/15/21	10,000	10,095
2.85%, 4/15/21	1,751	1,770
		12,369

Property & Casualty Insurance – 0.2%

Allstate (The) Corp., (Floating, ICE LIBOR USD 3M + 0.43%), 2.53%, 3/29/21 (1)	3,000	3,003

Marsh & McLennan Cos., Inc., 3.50%, 12/29/20	2,300	2,337
		5,340

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Publishing & Broadcasting – 0.2%

NBCUniversal Enterprise, Inc., (Floating, ICE LIBOR USD 3M + 0.40%), 2.50%, 4/1/21 (1)(2)	$3,560	$3,567

Railroad – 0.1%

Union Pacific Corp., 3.20%, 6/8/21	2,295	2,335

Real Estate – 0.5%

Simon Property Group L.P., 2.50%, 9/1/20	10,000	10,034
4.38%, 3/1/21	2,597	2,666
		12,700

Restaurants – 0.1%

McDonald’s Corp., 3.50%, 7/15/20	2,000	2,023
2.75%, 12/9/20	1,310	1,320
		3,343

Retail – Consumer Discretionary – 1.1%

Amazon.com, Inc., 1.90%, 8/21/20	20,220	20,233

AutoZone, Inc., 3.70%, 4/15/22	1,000	1,038

eBay, Inc., 2.15%, 6/5/20	2,700	2,701

Home Depot (The), Inc., 1.80%, 6/5/20	2,100	2,097
		26,069

Semiconductors – 0.9%

Intel Corp., 2.45%, 7/29/20	19,117	19,196
3.10%, 7/29/22	2,500	2,586
		21,782

Software & Services – 1.3%

Autodesk, Inc., 3.13%, 6/15/20	400	402

International Business Machines Corp., (Floating, ICE LIBOR USD 3M + 0.40%), 2.58%, 5/13/21 (1)	25,000	25,097

Microsoft Corp., 2.00%, 11/3/20	2,605	2,610

See Notes to the Financial Statements.

FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Software & Services – 1.3% – continued

Moody’s Corp., 5.50%, 9/1/20	$3,000	$3,088
2.75%, 12/15/21	380	385
		31,582

Supermarkets & Pharmacies – 0.0%

Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	1,000	1,000

Tobacco – 0.5%

BAT Capital Corp., (Floating, ICE LIBOR USD 3M + 0.59%), 2.77%, 8/14/20 (1)	1,800	1,804

Philip Morris International, Inc., 2.00%, 2/21/20	3,278	3,276
(Floating, ICE LIBOR USD 3M + 0.42%), 2.57%, 2/21/20 (1)	7,500	7,510
		12,590

Transportation & Logistics – 1.7%

PACCAR Financial Corp., 2.05%, 11/13/20	1,000	1,002
2.25%, 2/25/21	1,270	1,274
3.15%, 8/9/21	395	403
2.65%, 5/10/22	20,500	20,820
2.00%, 9/26/22	3,260	3,264

Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.05%, 1/9/20 (2)	11,072	11,085
3.65%, 7/29/21 (2)	2,400	2,456

Ryder System, Inc., 2.88%, 9/1/20	1,000	1,007
		41,311

Travel & Lodging – 0.6%

Marriott International, Inc., 3.38%, 10/15/20	2,130	2,150
(Floating, ICE LIBOR USD 3M + 0.60%), 2.74%, 12/1/20 (1)	300	301
2.88%, 3/1/21	3,000	3,027
(Floating, ICE LIBOR USD 3M + 0.65%), 2.75%, 3/8/21 (1)	3,200	3,212
3.13%, 10/15/21	6,000	6,072
		14,762

Utilities – 1.6%

Ameren Corp., 2.70%, 11/15/20	4,330	4,353

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 48.7% – continued

Utilities – 1.6% – continued

Florida Power & Light Co., (Floating, ICE LIBOR USD 3M + 0.40%), 2.64%, 5/6/22 (1)	$9,500	$9,503

NextEra Energy Capital Holdings, Inc., 2.40%, 9/1/21	5,200	5,232
2.90%, 4/1/22	6,500	6,617

Pinnacle West Capital Corp., 2.25%, 11/30/20	1,400	1,399

Public Service Enterprise Group, Inc., 1.60%, 11/15/19	10,000	9,991
		37,095

Waste & Environment Services & Equipment – 0.2%

Republic Services, Inc., 5.25%, 11/15/21	500	532

Waste Management, Inc., 4.75%, 6/30/20	2,500	2,549
4.60%, 3/1/21	565	581
		3,662

Wireless Telecommunications Services – 2.0%

AT&T, Inc., 2.45%, 6/30/20	21,235	21,286
2.80%, 2/17/21	6,000	6,050
4.45%, 5/15/21	600	621
(Floating, ICE LIBOR USD 3M + 0.95%), 3.25%, 7/15/21 (1)	5,500	5,548
3.88%, 8/15/21	3,731	3,848

Verizon Communications, Inc., (Floating, ICE LIBOR USD 3M + 0.55%), 2.70%, 5/22/20 (1)	10,284	10,312
(Floating, ICE LIBOR USD 3M + 1.00%), 3.12%, 3/16/22 (1)	900	914
		48,579
Total Corporate Bonds
(Cost $1,153,592)		1,159,832

FOREIGN ISSUER BONDS – 25.4%

Auto Parts Manufacturing – 0.1%

Toyota Industries Corp., 3.11%, 3/12/22 (2)	2,900	2,953

Automobiles Manufacturing – 0.2%

Toyota Motor Corp., 2.16%, 7/2/22	3,400	3,425

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 25.4% – continued

Banks – 10.9%

ABN AMRO Bank N.V., 2.65%, 1/19/21 (2)	$1,705	$1,713
3.40%, 8/27/21 (2)	4,200	4,288

Australia & New Zealand Banking Group Ltd., (Floating, ICE LIBOR USD 3M + 0.32%), 2.50%, 11/9/20 (1)(2)	300	300
2.30%, 6/1/21	1,000	1,004
2.55%, 11/23/21	2,219	2,240
(Floating, ICE LIBOR USD 3M + 0.87%), 3.02%, 11/23/21 (1)(2)	765	773

Barclays Bank PLC, 2.65%, 1/11/21	9,000	9,026

Canadian Imperial Bank of Commerce, 2.10%, 10/5/20	4,385	4,390

Commonwealth Bank of Australia, 2.25%, 3/10/20 (2)	660	661
(Floating, ICE LIBOR USD 3M + 0.83%), 2.94%, 9/6/21 (1)(2)	9,604	9,696
(Floating, ICE LIBOR USD 3M + 0.70%), 2.83%, 3/10/22 (1)(2)	10,145	10,208

Cooperatieve Rabobank U.A., 2.25%, 1/14/20	4,025	4,026
2.50%, 1/19/21	4,000	4,023
3.13%, 4/26/21	7,120	7,242
3.88%, 2/8/22	5,000	5,211
(Floating, ICE LIBOR USD 3M + 0.48%), 2.82%, 1/10/23 (1)	10,000	9,957

Credit Suisse A.G., 3.00%, 10/29/21	4,165	4,238

Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	2,050	2,084

DBS Group Holdings Ltd., 2.85%, 4/16/22 (2)	7,600	7,698

DNB Bank ASA, (Floating, ICE LIBOR USD 3M + 0.37%), 2.46%, 10/2/20 (1)(2)	2,500	2,504
(Floating, ICE LIBOR USD 3M + 1.07%), 3.21%, 6/2/21 (1)(2)	10,000	10,125

ING Groep N.V., (Floating, ICE LIBOR USD 3M + 1.15%), 3.25%, 3/29/22 (1)	7,040	7,130

Macquarie Bank Ltd., 2.40%, 1/21/20 (2)	1,750	1,751

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 25.4% – continued

Banks – 10.9% – continued

National Australia Bank Ltd., 2.25%, 1/10/20	$750	$750
1.88%, 7/12/21	900	897
3.38%, 9/20/21	2,600	2,662
3.70%, 11/4/21	2,460	2,540
2.80%, 1/10/22	5,000	5,092
(Floating, ICE LIBOR USD 3M + 0.89%), 3.23%, 1/10/22 (1)(2)	12,914	13,057

National Bank of Canada, 2.15%, 6/12/20	4,816	4,820

Nordea Bank Abp, 4.88%, 1/27/20 (2)	1,700	1,715
2.13%, 5/29/20 (2)	7,000	7,003
(Floating, ICE LIBOR USD 3M + 0.94%), 3.06%, 8/30/23 (1)(2)	1,400	1,390

Santander UK PLC, 3.40%, 6/1/21	1,000	1,017

Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20	9,500	9,503
3.25%, 5/17/21 (2)	10,000	10,165
3.05%, 3/25/22 (2)	15,000	15,295

Societe Generale, (Floating, ICE LIBOR USD 1M + 0.20%), 2.27%, 11/5/19 (1)	5,000	5,001

Sumitomo Mitsui Banking Corp., 2.65%, 7/23/20	1,000	1,004

Svenska Handelsbanken AB, 1.95%, 9/8/20	11,700	11,694
2.40%, 10/1/20	1,750	1,757
2.45%, 3/30/21	1,015	1,021
(Floating, ICE LIBOR USD 3M + 0.47%), 2.60%, 5/24/21 (1)	1,000	1,003
3.35%, 5/24/21	3,000	3,063

Toronto-Dominion Bank (The), 1.85%, 9/11/20	2,800	2,798
2.50%, 12/14/20	5,674	5,709
(Floating, ICE LIBOR USD 3M + 0.27%), 2.41%, 3/17/21 (1)	10,000	10,010
2.13%, 4/7/21	5,000	5,013
(Floating, ICE LIBOR USD 3M + 0.43%), 2.57%, 6/11/21 (1)	10,512	10,550

See Notes to the Financial Statements.

FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 25.4% – continued

Banks – 10.9% – continued

Westpac Banking Corp., 2.65%, 1/25/21	$500	$504
(Floating, ICE LIBOR USD 3M + 0.85%), 3.19%, 1/11/22 (1)	14,000	14,159
		259,480

Central Bank – 0.2%

Bank of England Euro Note, 2.50%, 2/22/22 (2)	5,220	5,320

Diversified Banks – 5.6%

Bank of Montreal, 2.10%, 6/15/20	2,200	2,202
1.90%, 8/27/21	4,000	3,994
(Floating, ICE LIBOR USD 3M + 0.79%), 2.92%, 8/27/21 (1)	9,581	9,675
(Floating, ICE LIBOR USD 3M + 0.57%), 2.68%, 3/26/22 (1)	1,627	1,633
2.90%, 3/26/22	7,500	7,644

Bank of Nova Scotia (The), 2.35%, 10/21/20	16,200	16,251
(Floating, ICE LIBOR USD 3M + 0.42%), 2.70%, 1/25/21 (1)	5,000	5,010

BNP Paribas S.A., 2.38%, 5/21/20	3,725	3,736
5.00%, 1/15/21	5,200	5,393

Credit Agricole S.A., 2.75%, 6/10/20 (2)	3,500	3,513
(Floating, ICE LIBOR USD 3M + 1.18%), 3.28%, 7/1/21 (1)(2)	1,450	1,470

Macquarie Group Ltd., 6.00%, 1/14/20 (2)	2,196	2,219

Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	6,800	6,953
3.22%, 3/7/22	6,200	6,346
2.62%, 7/18/22	7,800	7,870

Mizuho Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.14%), 3.27%, 9/13/21 (1)	5,000	5,059

Royal Bank of Canada, 2.15%, 10/26/20	1,560	1,563
2.75%, 2/1/22	6,000	6,108
(Floating, ICE LIBOR USD 3M + 0.73%), 2.98%, 2/1/22 (1)	10,000	10,096
(Floating, ICE LIBOR USD 3M + 0.47%), 2.73%, 4/29/22 (1)	19,800	19,839

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 25.4% – continued

Diversified Banks – 5.6% – continued

Sumitomo Mitsui Financial Group, Inc., (Floating, ICE LIBOR USD 3M + 1.68%), 3.78%, 3/9/21 (1)	$5,000	$5,091
(Floating, ICE LIBOR USD 3M + 1.14%), 3.44%, 10/19/21 (1)	1,330	1,347
		133,012

Electrical Equipment Manufacturing – 0.5%

Siemens Financieringsmaatschappij N.V., 2.15%, 5/27/20 (2)	11,860	11,858

Financial Services – 1.0%

UBS A.G., 2.20%, 6/8/20 (2)	7,700	7,699
2.45%, 12/1/20 (2)	7,000	7,024

UBS Group Funding Switzerland A.G., (Floating, ICE LIBOR USD 3M + 1.44%), 3.57%, 9/24/20 (1)(2)	10,000	10,131
		24,854

Food & Beverage – 1.6%

Danone S.A., 1.69%, 10/30/19 (2)	1,075	1,074

Mondelez International Holdings Netherlands B.V., 1.63%, 10/28/19 (2)	20,288	20,280
2.13%, 9/19/22 (2)	17,590	17,542
		38,896

Government Development Banks – 1.7%

Kreditanstalt fuer Wiederaufbau, 2.38%, 3/24/21	8,411	8,485

Nederlandse Waterschapsbank N.V., (Floating, ICE LIBOR USD 3M + 0.01%), 2.19%, 11/10/20 (1)(2)	21,000	20,991
1.50%, 8/27/21 (2)	11,000	10,943
		40,419

Government Regional – 0.3%

Province of Ontario Canada, 2.55%, 4/25/22	7,900	8,053

Integrated Oils – 2.1%

BP Capital Markets PLC, 2.52%, 1/15/20	4,470	4,476
2.32%, 2/13/20	10,179	10,190
(Floating, ICE LIBOR USD 3M + 0.25%), 2.38%, 11/24/20 (1)	8,575	8,586

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 25.4% – continued

Integrated Oils – 2.1% – continued
(Floating, ICE LIBOR USD 3M + 0.87%), 2.99%, 9/16/21 (1)	$5,433	$5,492

Shell International Finance B.V., 2.13%, 5/11/20	9,140	9,162

Total Capital International S.A., 2.22%, 7/12/21	11,700	11,758
		49,664

Pharmaceuticals – 0.4%

AstraZeneca PLC, 2.38%, 11/16/20	4,171	4,191

GlaxoSmithKline Capital PLC, 3.13%, 5/14/21	1,825	1,861

Sanofi, 4.00%, 3/29/21	3,874	3,987
		10,039

Supranationals – 0.3%

European Investment Bank, 1.38%, 9/6/22	6,500	6,467

Wireline Telecommunications Services – 0.5%

Deutsche Telekom International Finance B.V., (Floating, ICE LIBOR USD 3M + 0.58%), 2.88%, 1/17/20 (1)(2)	10,750	10,763

Orange S.A., 1.63%, 11/3/19	865	864
		11,627
Total Foreign Issuer Bonds
(Cost $601,438)		606,067

U.S. GOVERNMENT AGENCIES – 1.9% (5)

Fannie Mae – 0.9%
1.50%, 7/30/20	4,700	4,687
2.88%, 10/30/20	5,000	5,054
2.25%, 4/12/22	11,600	11,786
		21,527

Federal Farm Credit Bank – 0.9%
2.60%, 1/18/22	6,900	7,042
(Floating, U.S. Treasury 3M Bill MMY + 0.27%), 2.12%, 5/16/22 (1)	14,000	13,989
		21,031

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 1.9% (5) – continued

Federal Home Loan Bank – 0.1%

3.00%, 10/12/21	$2,185	$2,243
Total U.S. Government Agencies
(Cost $44,346)		44,801

U.S. GOVERNMENT OBLIGATIONS – 9.8%

U.S. Treasury Floating Rate Notes – 0.3%

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 2.13%, 10/1/19 (1)	7,500	7,493

U.S. Treasury Notes – 9.5%
2.50%, 1/31/21	4,000	4,038
2.25%, 2/15/21	10,000	10,065
2.13%, 5/31/21	35,000	35,238
1.63%, 6/30/21	20,000	19,978
1.75%, 7/31/21	43,000	43,061
2.13%, 8/15/21	10,000	10,081
1.50%, 8/31/21	11,480	11,446
2.88%, 11/15/21	3,000	3,076
2.63%, 12/15/21	14,000	14,308
2.13%, 5/15/22	15,000	15,196
1.75%, 7/15/22	25,772	25,874
1.50%, 8/15/22	33,000	32,924
		225,285
Total U.S. Government Obligations
(Cost $231,978)		232,778

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	3,262,081	$3,262
Total Investment Companies
(Cost $3,262)		3,262

See Notes to the Financial Statements.

FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bills,, 1.71%, 8/13/20 (3)	$11,000	$10,833
Total Short-Term Investments
(Cost $10,834)		10,833

Total Investments – 99.6%
(Cost $2,359,984)		2,373,420

Other Assets less Liabilities – 0.4%		8,975
NET ASSETS – 100.0%		$2,382,395

(1)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Discount rate at the time of purchase.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

PLC – Public Limited Company

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	10.3%
U.S. Agency	1.9
AAA	14.8
AA	17.1
A	33.4
A1 (Short Term)	0.2
A2 (Short Term)	0.6
BBB	21.6
Cash Equivalents	0.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$301,981	$–	$301,981
Commercial Paper (1)	–	13,866	–	13,866
Corporate Bonds (1)	–	1,159,832	–	1,159,832
Foreign Issuer Bonds (1)	–	606,067	–	606,067
U.S. Government Agencies (1)	–	44,801	–	44,801
U.S. Government Obligations (1)	–	232,778	–	232,778

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$3,262	$ –	$–	$3,262
Short-Term Investments	–	10,833	–	10,833
Total Investments	$3,262	$2,370,158	$–	$2,373,420

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 3.0% (1)

Fannie Mae – 3.0%

Pool #555649, 7.50%, 10/1/32	$29	$33

Pool #BH5752, 3.50%, 11/1/47	450	464

Pool #BH9277, 3.50%, 2/1/48	536	553
		1,050
Total U.S. Government Agencies
(Cost $1,018)		1,050

U.S. GOVERNMENT OBLIGATIONS – 96.1%

U.S. Treasury Inflation Indexed Notes – 5.0%
1.13%, 1/15/21	295	347
0.13%, 1/15/23	315	347
0.63%, 4/15/23	330	344
0.25%, 7/15/29	684	691
		1,729

U.S. Treasury Notes – 91.1%
1.63%, 10/15/20	1,565	1,562
1.50%, 8/31/21	7,058	7,037
1.50%, 8/15/22	8,816	8,795
1.50%, 9/30/24	7,366	7,348
1.88%, 7/31/26	4,846	4,926
1.63%, 8/15/29	1,958	1,949
		31,617
Total U.S. Government Obligations
(Cost $33,294)		33,346

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (2)(3)	43,703	$44
Total Investment Companies
(Cost $44)		44

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.7%

U.S. Treasury Bill, 2.40%, 10/24/19 (4)	$250	$250
Total Short-Term Investments
(Cost $250)		250

Total Investments – 100.0%
(Cost $34,606)		34,690

Other Assets less Liabilities – 0.0%		17
NET ASSETS – 100.0%		$34,707

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2019 is disclosed.
(4)	Discount rate at the time of purchase.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae – Federal National Mortgage Association

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	96.9%
U.S. Agency	3.0
Cash Equivalents	0.1

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies (1)	$ –	$1,050	$–	$1,050
U.S. Government Obligations (1)	–	33,346	–	33,346
Investment Companies	44	–	–	44
Short-Term Investments	–	250	–	250
Total Investments	$44	$34,646	$–	$34,690

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Core Bond, Fixed Income, High Yield Fixed Income, Short Bond, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Ultra-Short Fixed Income and U.S. Government Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

NORTHERN FUNDS SEMIANNUAL REPORT	89	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2019, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Core Bond	Long	Hedging/Liquidity

Fixed Income	Long	Hedging/Liquidity

Short-Intermediate U.S. Government	Long	Hedging/Liquidity

U.S. Government	Long and Short	Hedging/Liquidity

At September 30, 2019, the aggregate market value of assets pledged to cover margin requirements for open positions for the Short-Intermediate U.S. Government Fund was approximately $1,598,000. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Funds during the six months ended September 30, 2019.

E) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction,

FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2019, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2019.

F) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

G) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

H) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

I) REDEMPTION FEES The High Yield Fixed Income Fund charges a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Fund uses a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The redemption fee does not apply to certain types of redemptions as described in the Fund’s prospectuses.

Redemption fees for the six months ended September 30, 2019 were approximately $7,000 and $2,000 for the High Yield Fixed Income Fund and Ultra-Short Fixed Income Fund, respectively. Redemption fees for the fiscal year ended March 31, 2019 were approximately $38,000 for the High Yield Fixed Income Fund. These amounts are included in Payments for Shares Redeemed in Note 8 - Capital Share Transactions. The impact from redemption fees paid to the Fund was less than $0.001 per share for both periods.

J) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

Short Bond	Daily	Monthly

Short-Intermediate U.S. Government	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, and paydowns. These reclassifications

NORTHERN FUNDS SEMIANNUAL REPORT	91	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Core Bond	$ 481	$ (481)	$ –

Fixed Income	2,370	(2,263)	(107)

Short Bond	5	(5)	–

Short-Intermediate U.S. Government	195	(195)	–

U.S. Government	52	(52)	–

K) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012 and for the Core Bond Fund and the Short Bond Fund, the fiscal year ended November 30, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Post-enactment losses

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Core Bond	$ 5,868	$ 1,938

Fixed Income	15,588	21,007

High Yield Fixed Income	147,098	287,280

Short Bond	5,222	9,259

Short-Intermediate U.S. Government	5,107	1,247

Tax-Advantaged Ultra-Short Fixed Income	95	71

Ultra-Short Fixed Income	1,388	667

U.S. Government	1,066	259

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Core Bond	$–	$15	$–	$646

Fixed Income	–	–	–	(22)

High Yield Fixed Income	–	3,802	–	(76,843)

Short Bond	–	26	–	804

Short-Intermediate U.S. Government	–	26	–	14

Tax-Advantaged Ultra-Short Fixed Income	653	250	–	1,871

Ultra-Short Fixed Income	–	1,017	–	2,439

U.S. Government	–	106	–	210

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Core Bond	$–	$8,361	$–

Fixed Income	–	41,378	–

High Yield Fixed Income	–	236,381	–

Short Bond	–	13,035	–

Short-Intermediate U.S. Government	–	2,240	–

Tax-Advantaged Ultra-Short Fixed Income	39,264	18,604	–

Ultra-Short Fixed Income	–	52,938	426

U.S. Government	–	734	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Core Bond	$–	$6,965	$–

Fixed Income	–	37,826	–

High Yield Fixed Income	–	250,329	–

Short Bond	–	9,031	–

Short-Intermediate U.S. Government	–	1,809	–

Tax-Advantaged Ultra-Short Fixed Income	30,208	9,050	–

Ultra-Short Fixed Income	–	33,355	450

U.S. Government	–	369	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2019, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. NTI has also contractually agreed to reimburse acquired fund fees and expenses related to investments in non-money market mutual funds or exchange traded funds managed by NTI for the Short Bond, Short-Intermediate U.S. Government and U.S. Government Funds. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not

NORTHERN FUNDS SEMIANNUAL REPORT	93	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS

Core Bond	0.38%	0.369%	0.358%	0.40%

Fixed Income	0.43%	0.417%	0.404%	0.45%

High Yield Fixed Income	0.79%	0.766%	0.743%	0.78%

Short Bond	0.38%	0.369%	0.358%	0.40%

Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%

Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This

FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Tax-Advantaged Ultra-Short Fixed Income	$33,435	$54,300

*	During the six months ended September 30, 2019, the realized gain (loss) associated with these transactions was zero.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Core Bond	$ 542,005	$ 41,863	$ 577,452	$ 62,671

Fixed Income	1,856,268	160,959	1,857,607	192,713

High Yield Fixed Income	–	675,569	–	744,224

Short Bond	107,192	93,518	114,284	103,726

Short-Intermediate U.S. Government	212,434	–	210,822	–

Tax-Advantaged Ultra-Short Fixed Income	249,859	983,200	230,456	1,077,221

Ultra-Short Fixed Income	243,633	597,770	210,781	567,265

U.S. Government	142,888	–	142,812	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Core Bond	$ 4,133	$ (368)	$ 3,765	$ 201,194

Fixed Income	19,075	(4,487)	14,588	819,702

High Yield Fixed Income	118,653	(131,231)	(12,578)	3,745,785

Short Bond	4,544	(558)	3,986	392,823

Short-Intermediate U.S. Government	68	(105)	(37)	55,978

Tax-Advantaged Ultra-Short Fixed Income	14,369	(2,405)	11,964	3,845,381

Ultra-Short Fixed Income	13,991	(583)	13,408	2,360,012

U.S. Government	119	(40)	79	34,611

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	3,406	$ 35,122	97	$ 1,001	(9,362)	$ (95,567)	(5,859)	$ (59,444)

Fixed Income	7,059	72,118	300	3,056	(11,995)	(121,264)	(4,636)	(46,090)

High Yield Fixed Income	54,756	363,809	1,642	10,937	(66,867)	(444,441)	(10,469)	(69,695)

Short Bond	4,006	75,460	66	1,245	(5,657)	(106,032)	(1,585)	(29,327)

NORTHERN FUNDS SEMIANNUAL REPORT	95	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Short-Intermediate U.S. Government	496	$ 4,813	14	$ 133	(1,111)	$ (10,779)	(601)	$ (5,833)

Tax-Advantaged Ultra-Short Fixed Income	99,482	1,011,453	623	6,336	(117,844)	(1,197,417)	(17,739)	(179,628)

Ultra-Short Fixed Income	74,412	760,949	1,390	14,219	(81,172)	(830,376)	(5,370)	(55,208)

U.S. Government	249	2,402	20	192	(511)	(4,933)	(242)	(2,339)

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Core Bond	12,694	$ 125,098	162	$ 1,602	(14,183)	$(139,632)	(1,327)	$ (12,932)

Fixed Income	49,168	478,000	811	7,930	(84,576)	(825,428)	(34,597)	(339,498)

High Yield Fixed Income	279,468	1,830,461	3,643	23,915	(236,428)	(1,518,378)	46,683	335,998

Short Bond	10,733	198,674	134	2,479	(14,325)	(264,924)	(3,458)	(63,771)

Short-Intermediate U.S. Government	1,631	15,555	113	1,081	(7,269)	(69,059)	(5,525)	(52,423)

Tax-Advantaged Ultra-Short Fixed Income	273,422	2,763,746	1,533	15,497	(266,871)	(2,697,235)	8,084	82,008

Ultra-Short Fixed Income	154,235	1,565,617	2,449	24,867	(174,117)	(1,767,458)	(17,433)	(176,974)

U.S. Government	1,754	16,430	44	408	(438)	(4,101)	1,360	12,737

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Core Bond	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$ 6,058	$ 229,757	$ 231,185	$ –	$ –	$ 150	$ 4,630	4,629,870

Fixed Income	Northern Institutional Funds – U.S. Government Portfolio (Shares)	29,889	785,965	810,255	–	–	557	5,599	5,598,585

High Yield Fixed Income	Northern Institutional Funds – U.S. Government Portfolio (Shares)	113,852	575,653	595,041	–	–	723	94,464	94,463,550

Short Bond	FlexShares® Disciplined Duration MBS Index Fund	13,103	–	8,388	(1)	47	139	4,761	202,000

	Northern Institutional Funds – U.S. Government Portfolio (Shares)	1,580	104,538	100,516	–	–	47	5,602	5,601,527
	Total	$14,683	$104,538	$108,904	$(1)	$47	$186	$10,363	5,803,527
Short-Intermediate U.S. Government	Northern Institutional Funds – U.S. Government Portfolio (Shares)	5,859	126,120	131,833	–	–	63	146	146,062

FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$134,006	$1,714,204	$1,810,554	$–	$–	$1,048	$37,656	37,656,229

Ultra-Short Fixed Income	Northern Institutional Funds – U.S. Government Portfolio (Shares)	11,308	1,076,134	1,084,180	–	–	308	3,262	3,262,081

U.S. Government	Northern Institutional Funds – U.S. Government Portfolio (Shares)	219	82,015	82,190	–	–	22	44	43,703

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2019:

		ASSETS		LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Short-Intermediate U.S. Government	Interest rate contracts	Net Assets – Net unrealized appreciation	$–	Net Assets – Net unrealized depreciation		$(16)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2019:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$ 13

Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	16

Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	243

U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	151

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(135)

U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(32)

NORTHERN FUNDS SEMIANNUAL REPORT	97	FIXED INCOME FUNDS

FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

Volume of derivative activity for the six months ended September 30, 2019*:

	INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Core Bond	4	$8,040

Fixed Income	4	33,237

Short-Intermediate U.S. Government	2	4,130

U.S. Government	3	1,568

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.
**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure other than the New Credit Facility disclosed in Note 4 – Bank Borrowings.

FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the High Yield Fixed Income Fund; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 91), if any, in the High Yield Fixed Income Fund. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 94), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CORE BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.41%	$1,000.00	$1,059.10	$2.12

Hypothetical	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,057.20	$2.32

Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.78%	$1,000.00	$1,041.30	$3.99

Hypothetical	0.78%	$1,000.00	$1,021.16	$3.95

SHORT BOND
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.40%	$1,000.00	$1,023.20	$2.03

Hypothetical	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.42%	$1,000.00	$1,027.70	$2.13

Hypothetical	0.42%	$1,000.00	$1,022.96	$2.13

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.25%	$1,000.00	$1,011.20	$1.26

Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	99	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2019 (UNAUDITED)

ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.25%	$1,000.00	$1,018.40	$1.26
Hypothetical	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.43%	$1,000.00	$1,038.50	$2.20
Hypothetical	0.43%	$1,000.00	$1,022.91	$2.18

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and

NORTHERN FUNDS SEMIANNUAL REPORT	101	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing with respect to the Funds. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Chart”).

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, with the exception of:

•	the High Yield Fixed Income Fund, which was in the fourth quintile, and the Fixed Income Fund, which was in the fifth quintile, for the one- year period;

•	the Core Bond Fund, which was in the fourth quintile for the one- and three-year periods;

•	the Short Bond Fund and the Short-Intermediate U.S. Government Fund, which were in the fourth quintile for the one-, three- and five-year periods;

•	the Tax-Advantaged Ultra-Short Fixed Income Fund, which was in the 4th quintile for the one-and five-year periods and in the fifth quintile for the three-year period; and

•	the U.S. Government Fund, which was in the fourth quintile for the one-year period and the fifth quintile for the three-and five-year periods.

They also considered that all of the Funds underperformed their respective benchmarks for the one-, three- and five-year periods, except:

•	the Ultra-Short Fixed Income Fund and the Tax-Advantaged Ultra-Short Fixed Income Fund, which matched or outperformed their respective benchmarks for the one-, three-and five-year periods; and

•	the Short Bond Fund, which matched or outperformed its benchmark for the three- and five-year periods.

They also considered that the High Yield Fixed Income Fund was in the least desirable less return, more expenses quadrant of its Broadridge Bubble Chart.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration Northern’s more risk averse investment strategies in comparison to their peers, which would impact Fund performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Funds, the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted, with respect to the Funds:

•

actual management fees were equal or lower than the medians of their respective peer groups and universes, with the exception of the High Yield Fixed Income Fund whose actual management fees were higher than the median of its expense group and universe, and the Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund, whose actual management fees were higher than the median of their respective expense universe; and

•

their total expenses were in the first or second quintile of their respective expense peer group or universe, with the exception of the High Yield Fixed Income Fund, which was in the third quintile of its peer group.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Fund invested in the prior year.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Funds had breakpoints, thus ensuring that as these Funds grew, shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that the High Yield Fixed Income Fund, Ultra-Short Fixed Income Fund and Tax-Advantaged Ultra-Short Fixed Income Fund had the specified asset levels as of January 31, 2019 at which one or more breakpoints on their management fees

NORTHERN FUNDS SEMIANNUAL REPORT	103	FIXED INCOME FUNDS

FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2019 (UNAUDITED)

were triggered. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of many of the Funds were below their respective Lipper group medians. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

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NORTHERN FUNDS SEMIANNUAL REPORT	107	FIXED INCOME FUNDS

FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN FIXED INCOME INDEX FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

NORTHERN FUNDS®

MANAGED BY

NORTHERN TRUST

FIXED INCOME INDEX FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

7	SCHEDULES OF INVESTMENTS

7	BOND INDEX FUND
Ticker Symbol: NOBOX

83	U.S. TREASURY INDEX FUND
Ticker Symbol: BTIAX

87	NOTES TO THE FINANCIAL STATEMENTS

93	FUND EXPENSES

94	APPROVAL OF MANAGEMENT AGREEMENT

100	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands, except per share data	BOND INDEX FUND	U.S. TREASURY INDEX FUND
ASSETS:
Investments, at value	$2,829,883	$96,377
Investments in affiliates, at value	29,239	433
Interest income receivable	16,410	508
Dividend income receivable	131	1
Receivable for securities sold	53,883	1,796
Receivable for fund shares sold	2,474	125
Receivable from investment adviser	26	1
Prepaid and other assets	8	4
Total Assets	2,932,054	99,245
LIABILITIES:
Payable for securities purchased	9,000	1,955
Payable for when-issued securities	49,764	–
Payable for fund shares redeemed	738	–
Distributions payable to shareholders	1,343	32
Payable to affiliates:
Management fees	65	2
Custody fees	48	3
Shareholder servicing fees	68	–
Transfer agent fees	204	6
Trustee fees	10	4
Accrued other liabilities	80	29
Total Liabilities	61,320	2,031
Net Assets	$2,870,734	$97,214
ANALYSIS OF NET ASSETS:
Capital stock	$2,729,670	$94,057
Distributable earnings	141,064	3,157
Net Assets	$2,870,734	$97,214
Shares Outstanding ($.0001 par value, unlimited authorization)	264,293	4,350
Net Asset Value, Redemption and Offering Price Per Share	$10.86	$22.35
Investments, at cost	$2,695,342	$91,955
Investments in affiliates, at cost	29,239	433

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands	BOND INDEX FUND	U.S. TREASURY INDEX FUND
INVESTMENT INCOME:
Interest Income	$43,979	$1,024
Dividend income from investments in affiliates	813	7
Total Investment Income	44,792	1,031
EXPENSES:
Management fees	2,039	59
Custody fees	160	9
Transfer agent fees	360	11
Blue sky fees	22	9
SEC fees	4	1
Printing fees	21	6
Audit fees	18	10
Legal fees	23	12
Shareholder servicing fees	130	–
Trustee fees	19	5
Other	17	6
Total Expenses	2,813	128
Less expenses reimbursed by investment adviser	(434)	(53)
Net Expenses	2,379	75
Net Investment Income	42,413	956
NET REALIZED AND UNREALIZED GAINS:
Net realized gains on:
Investments	25,289	49
Net changes in unrealized appreciation on:
Investments	96,295	3,700
Net Gains	121,584	3,749
Net Increase in Net Assets Resulting from Operations	$163,997	$4,705

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

	BOND INDEX FUND		U.S. TREASURY INDEX FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$42,413	$80,293	$956	$1,667
Net realized gains (losses)	25,289	(7,617)	49	(373)
Net change in unrealized appreciation	96,295	54,640	3,700	1,970
Net Increase in Net Assets Resulting from Operations	163,997	127,316	4,705	3,264
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(268,902)	206,435	8,656	1,735
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(268,902)	206,435	8,656	1,735
DISTRIBUTIONS PAID:
Distributable earnings	(44,559)	(83,499)	(956)	(1,667)
Total Distributions Paid	(44,559)	(83,499)	(956)	(1,667)
Total Increase (Decrease) in Net Assets	(149,464)	250,252	12,405	3,332
NET ASSETS:
Beginning of period	3,020,198	2,769,946	84,809	81,477
End of period	$2,870,734	$3,020,198	$97,214	$84,809

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.45	$10.31	$10.47	$10.74	$10.84	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.28	0.26	0.25	0.25	0.27
Net realized and unrealized gains (losses)	0.42	0.15	(0.14)	(0.24)	(0.06)	0.32
Total from Investment Operations	0.56	0.43	0.12	0.01	0.19	0.59
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.29)	(0.28)	(0.27)	(0.27)	(0.28)
From net realized gains	–	–	–	(0.01)	(0.02)	(0.01)
Total Distributions Paid	(0.15)	(0.29)	(0.28)	(0.28)	(0.29)	(0.29)
Net Asset Value, End of Period	$10.86	$10.45	$10.31	$10.47	$10.74	$10.84
Total Return(1)	5.41%	4.33%	1.13%	0.14%	1.90%	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,870,734	$3,020,198	$2,769,946	$2,496,618	$2,630,015	$2,728,675
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses, before reimbursements and credits	0.18%	0.17%	0.17%	0.17%	0.17%	0.23%
Net investment income, net of reimbursements and credits(3)	2.71%	2.78%	2.50%	2.35%	2.40%	2.44%
Net investment income, before reimbursements and credits	2.68%	2.76%	2.48%	2.33%	2.38%	2.36%
Portfolio Turnover Rate	31.31%	70.72%	44.51%	65.28%	88.99%	81.30%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $50,000, $109,000, $97,000, $126,000, $87,000 and $26,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$21.43		$21.03		$21.35		$22.13		$22.17		$21.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.23		0.43		0.38		0.34		0.32		0.29
Net realized and unrealized gains (losses)	0.92		0.40		(0.32)		(0.70)		0.16		0.81
Total from Investment Operations	1.15		0.83		0.06		(0.36)		0.48		1.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.23)		(0.43)		(0.38)		(0.34)		(0.32)		(0.29)
From net realized gains	–		–		–		(0.08)		(0.20)		(0.07)
Total Distributions Paid	(0.23)		(0.43)		(0.38)		(0.42)		(0.52)		(0.36)
Net Asset Value, End of Period	$22.35		$21.43		$21.03		$21.35		$22.13		$22.17
Total Return(1)	5.40%		4.03%		0.24%		(1.63)%		2.25%		5.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$97,214		$84,809		$81,477		$108,599		$123,516		$91,254
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.16	%(3)	0.18	%(3)	0.17	%(3)	0.16	%(3)	0.16	%(3)	0.16%
Expenses, before reimbursements and credits	0.28%		0.32%		0.28%		0.25%		0.26%		0.40%
Net investment income, net of reimbursements and credits	2.11	%(3)	2.08	%(3)	1.74	%(3)	1.53	%(3)	1.47	%(3)	1.34%
Net investment income, before reimbursements and credits	1.99%		1.94%		1.63%		1.44%		1.37%		1.10%
Portfolio Turnover Rate	12.39%		37.64%		34.21%		38.93%		68.57%		50.58%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019, approximately $1,000, 1,000 and 1,000 which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and less than $1,000, which represent less than 0.005 percent of average net assets for the fiscal year ended March 31, 2016. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9%

Auto Floor Plan – 0.0%

Ally Master Owner Trust, Series 2018-1, Class A2 2.70%, 1/17/23	$100	$101

Ally Master Owner Trust, Series 2018-2, Class A 3.29%, 5/15/23	150	153

Ford Credit Floorplan Master Owner Trust, Series 2018-1, Class A1 2.95%, 5/15/23	50	51

Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A 3.17%, 3/15/25	50	52

Ford Credit Floorplan Master Owner Trust, Series 2018-3, Class A1 3.52%, 10/15/23	200	206

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A 4.06%, 11/15/30	100	110

Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A 2.84%, 3/15/24	200	204

Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A 3.06%, 4/15/26	150	155
		1,032

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2018-3, Class A4 3.12%, 7/17/23	100	102

Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.74%, 12/8/22	60	60

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class C 2.97%, 3/20/23	125	127

AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D 3.42%, 4/18/23	100	102

Americredit Automobile Receivables Trust, Series 2018-1, Class B 3.26%, 1/18/24	100	102

Americredit Automobile Receivables Trust, Series 2018-3, Class B 3.58%, 10/18/24	100	103

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.2% – continued

Americredit Automobile Receivables Trust, Series 2018-3, Class C 3.74%, 10/18/24	$100	$104

CarMax Auto Owner Trust, Series 2017-4, Class A4 2.33%, 5/15/23	100	101

CarMax Auto Owner Trust, Series 2018-4, Class A3 3.36%, 9/15/23	200	205

CarMax Auto Owner Trust, Series 2019-2, Class A3 2.68%, 3/15/24	200	203

CarMax Auto Owner Trust, Series 2019-2, Class A4 2.77%, 12/16/24	200	205

CarMax Auto Owner Trust, Series 2019-3, Class A3 2.18%, 8/15/24	100	101

CarMax Auto Owner Trust, Series 2019-3, Class A4 2.30%, 4/15/25	100	101

Fifth Third Auto Trust, Series 2019-1, Class A3 2.64%, 12/15/23	100	101

Ford Credit Auto Lease Trust, Series 2019-A, Class A3 2.90%, 5/15/22	100	101

Ford Credit Auto Lease Trust, Series 2019-B, Class A3 2.22%, 10/15/22	100	100

Ford Credit Auto Lease Trust, Series 2019-B, Class A4 2.27%, 11/15/22	100	101

Ford Credit Auto Owner Trust, Series 2017-A, Class B 2.24%, 6/15/22	100	100

Ford Credit Auto Owner Trust, Series 2017-C, Class B 2.35%, 4/15/23	100	100

Ford Credit Auto Owner Trust, Series 2017-C, Class C 2.50%, 5/15/24	100	100

Ford Credit Auto Owner Trust, Series 2019-A, Class A3 2.78%, 9/15/23	125	127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.2% – continued

GM Financial Automobile Leasing Trust, Series 2018-3, Class C 3.70%, 7/20/22	$100	$102

GM Financial Automobile Leasing Trust, Series 2019-1, Class A3 2.98%, 12/20/21	100	101

GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3 2.97%, 11/16/23	100	101

GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A3 2.65%, 2/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class A4 2.71%, 8/16/24	100	102

GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3 2.18%, 4/16/24	100	101

Honda Auto Receivables Owner Trust, Series 2017-3, Class A4 1.98%, 11/20/23	100	100

Honda Auto Receivables Owner Trust, Series 2018-2, Class A3 3.01%, 5/18/22	100	101

Honda Auto Receivables Owner Trust, Series 2018-4, Class A4 3.30%, 7/15/25	100	103

Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 2.83%, 3/20/23	150	153

Honda Auto Receivables Owner Trust, Series 2019-2, Class A3 2.52%, 6/21/23	200	202

Honda Auto Receivables Owner Trust, Series 2019-3, Class A4 1.85%, 8/15/25	100	100

Hyundai Auto Receivables Trust, Series 2017-B, Class A4 1.96%, 2/15/23	100	100

Hyundai Auto Receivables Trust, Series 2018-B, Class A3 3.20%, 12/15/22	150	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.2% – continued

Mercedes-Benz Auto Receivables Trust, Series 2019-1, Class A3 1.94%, 3/15/24	$100	$100

Nissan Auto Lease Trust, Series 2018-A, Class A3 3.25%, 9/15/21	100	101

Nissan Auto Lease Trust, Series 2019-A, Class A3 2.76%, 3/15/22	200	202

Nissan Auto Lease Trust, Series 2019-B, Class A3 2.27%, 7/15/22	150	151

Nissan Auto Lease Trust, Series 2019-B, Class A4 2.29%, 4/15/25	100	101

Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4 1.95%, 10/16/23	100	100

Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3 3.22%, 6/15/23	200	205

Nissan Auto Receivables Owner Trust, Series 2019-B, Class A3 2.50%, 11/15/23	100	101

Santander Drive Auto Receivables Trust, Series 2016-3, Class D 2.80%, 8/15/22	100	101

Santander Drive Auto Receivables Trust, Series 2018-3, Class D 4.07%, 8/15/24	50	52

Santander Drive Auto Receivables Trust, Series 2019-1, Class B 3.21%, 9/15/23	50	51

Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.42%, 4/15/25	50	51

Santander Drive Auto Receivables Trust, Series 2019-1, Class D 3.65%, 4/15/25	50	51

Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4 2.12%, 2/15/23	100	100

Toyota Auto Receivables Owner Trust, Series 2018-B, Class A3 2.96%, 9/15/22	100	101

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Automobile – 0.2% – continued

Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3 3.18%, 3/15/23	$200	$204

Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3 2.57%, 8/15/23	100	101

Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3 3.02%, 11/21/22	100	101

World Omni Auto Receivables Trust, Series 2018-B, Class A3 2.87%, 7/17/23	100	101

World Omni Auto Receivables Trust, Series 2018-D, Class A3 3.33%, 4/15/24	100	102

World Omni Automobile Lease Securitization Trust, Series 2018-B, Class A3 3.19%, 12/15/21	100	101

World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3 2.03%, 11/15/22	100	100
		6,445

Commercial Mortgage-Backed Securities – 1.4%

Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4 3.17%, 7/15/49	300	315

BANK, Series 2017-BNK7, Class A5 3.44%, 9/15/60	250	269

BANK, Series 2017-BNK9, Class A4 3.54%, 11/15/54	250	271

BANK, Series 2018-BN10, Class A5 3.69%, 2/15/61	100	109

BANK, Series 2018-BN11, Class A3 4.05%, 3/15/61	200	224

BANK, Series 2018-BN12, Class A4 4.26%, 5/15/61	300	342

BANK, Series 2018-BN13, Class A5 4.22%, 8/15/61	100	114

BANK, Series 2018-BN14, Class A2 4.13%, 9/15/60	100	107

BANK, Series 2018-BN14, Class A4 4.23%, 9/15/60	200	228

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

BANK, Series 2018-BN15, Class A4 4.41%, 11/15/61	$300	$346

BANK, Series 2019-BN18, Class A3 3.33%, 5/15/62	200	214

BANK, Series 2019-BN19, Class A3 3.18%, 8/15/61	300	318

BANK, Series 2019-BN20, Class A3 3.01%, 9/15/61	250	261

Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4 3.58%, 5/15/52	200	218

Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5 2.92%, 8/15/52	100	104

BBCMS Mortgage Trust, Series 2018-C2, Class A5 4.31%, 12/15/51	150	172

BENCHMARK Mortgage Trust, Series 2018-B1, Class A2 3.57%, 1/15/51	250	260

BENCHMARK Mortgage Trust, Series 2018-B2, Class A5 3.88%, 2/15/51	150	166

BENCHMARK Mortgage Trust, Series 2018-B3, Class A2 3.85%, 4/10/51	500	524

BENCHMARK Mortgage Trust, Series 2018-B3, Class A5 4.03%, 4/10/51	100	112

BENCHMARK Mortgage Trust, Series 2018-B4, Class A2 3.98%, 7/15/51	100	106

BENCHMARK Mortgage Trust, Series 2018-B5, Class A2 4.08%, 7/15/51	100	106

BENCHMARK Mortgage Trust, Series 2018-B5, Class A4 4.21%, 7/15/51	400	454

BENCHMARK Mortgage Trust, Series 2018-B6, Class A2 4.20%, 10/10/51	400	428

BENCHMARK Mortgage Trust, Series 2018-B7, Class A2 4.38%, 5/15/53	300	323

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

BENCHMARK Mortgage Trust, Series 2018-B7, Class A4 4.51%, 5/15/53	$300	$349

BENCHMARK Mortgage Trust, Series 2018-B8, Class A5 4.23%, 1/15/52	100	114

BENCHMARK Mortgage Trust, Series 2019-B12, Class A5 3.12%, 8/15/52	125	132

CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A2 3.31%, 11/15/50	250	259

CD Mortgage Trust, Series 2017-CD4, Class A4 3.51%, 5/10/50	250	269

CD Mortgage Trust, Series 2017-CD5, Class A4 3.43%, 8/15/50	250	268

CD Mortgage Trust, Series 2017-CD6, Class A5 3.46%, 11/13/50	200	215

CD Mortgage Trust, Series 2018-CD7, Class A4 4.28%, 8/15/51	200	228

CD Mortgage Trust, Series 2019-CD8, Class A4 2.91%, 8/15/57	150	155

CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3 3.87%, 1/10/48	300	325

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4 3.28%, 5/10/58	250	263

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4 3.46%, 8/15/50	250	268

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4 3.02%, 9/10/45	388	397

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4 4.37%, 9/10/46	350	377

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS 4.65%, 9/10/46	100	108

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4 3.64%, 10/10/47	$100	$107

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5 3.14%, 2/10/48	200	209

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5 3.72%, 9/15/48	200	215

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4 3.21%, 5/10/49	250	264

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4 3.15%, 11/15/49	150	158

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5 3.62%, 2/10/49	300	323

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4 3.31%, 4/10/49	250	264

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4 3.33%, 4/15/49	250	265

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4 3.47%, 9/15/50	250	269

Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4 4.01%, 3/10/51	100	112

Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4 4.23%, 6/10/51	200	227

Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4 4.41%, 11/10/51	200	230

Commercial Mortgage Trust, Series 2012-CR2, Class A4 3.15%, 8/15/45	335	342

Commercial Mortgage Trust, Series 2012-CR5, Class A4 2.77%, 12/10/45	100	102

Commercial Mortgage Trust, Series 2013-CR10, Class A4 4.21%, 8/10/46	100	108

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

Commercial Mortgage Trust, Series 2013-CR12, Class A4 4.05%, 10/10/46	$300	$320

Commercial Mortgage Trust, Series 2013-CR9, Class A4 4.37%, 7/10/45 (1)(2)	200	215

Commercial Mortgage Trust, Series 2013-LC6, Class A4 2.94%, 1/10/46	150	153

Commercial Mortgage Trust, Series 2014-CR14, Class A3 3.96%, 2/10/47	420	449

Commercial Mortgage Trust, Series 2014-CR19, Class A5 3.80%, 8/10/47	300	321

Commercial Mortgage Trust, Series 2014-UBS5, Class A4 3.84%, 9/10/47	500	533

Commercial Mortgage Trust, Series 2014-UBS6, Class A5 3.64%, 12/10/47	250	265

Commercial Mortgage Trust, Series 2015-CR24, Class A5 3.70%, 8/10/48	500	537

Commercial Mortgage Trust, Series 2015-DC1, Class A5 3.35%, 2/10/48	200	210

Commercial Mortgage Trust, Series 2015-LC19, Class A4 3.18%, 2/10/48	500	522

Commercial Mortgage Trust, Series 2015-PC1, Class A5 3.90%, 7/10/50	200	216

Commercial Mortgage Trust, Series 2018-COR3, Class A3 4.23%, 5/10/51	200	227

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4 3.51%, 4/15/50	225	238

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.72%, 8/15/48	500	536

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5 3.09%, 1/15/49	100	104

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5 3.50%, 11/15/49	$200	$213

CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4 4.42%, 11/15/51	300	345

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5 4.03%, 4/15/51	100	111

DBJPM Mortgage Trust, Series 2017-C6, Class A5 3.33%, 6/10/50	250	266

GS Mortgage Securities Corp. II, Series 2013-GC10, Class A5 2.94%, 2/10/46	100	103

GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3 2.77%, 11/10/45	173	177

GS Mortgage Securities Trust, Series 2013-GC12, Class A4 3.14%, 6/10/46	100	103

GS Mortgage Securities Trust, Series 2013-GC13, Class A5 4.19%, 7/10/46 (1)(2)	200	214

GS Mortgage Securities Trust, Series 2013-GC14, Class A5 4.24%, 8/10/46	150	161

GS Mortgage Securities Trust, Series 2014-GC18, Class A4 4.07%, 1/10/47	500	537

GS Mortgage Securities Trust, Series 2014-GC20, Class A5 4.00%, 4/10/47	100	107

GS Mortgage Securities Trust, Series 2014-GC24, Class A5 3.93%, 9/10/47	300	323

GS Mortgage Securities Trust, Series 2014-GC26, Class A5 3.63%, 11/10/47	250	267

GS Mortgage Securities Trust, Series 2015-GC30, Class A4 3.38%, 5/10/50	200	212

GS Mortgage Securities Trust, Series 2016-GS2, Class A4 3.05%, 5/10/49	100	104

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.85%, 10/10/49	$200	$207

GS Mortgage Securities Trust, Series 2017-GS7, Class A4 3.43%, 8/10/50	250	267

GS Mortgage Securities Trust, Series 2017-GS8, Class A4 3.47%, 11/10/50	200	214

GS Mortgage Securities Trust, Series 2018-GS9, Class A4 3.99%, 3/10/51	150	167

GS Mortgage Securities Trust, Series 2019-GC40, Class A4 3.16%, 7/10/52	150	158

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5 3.14%, 12/15/47	150	154

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS 3.37%, 12/15/47	50	52

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A4 3.99%, 1/15/46	89	94

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4 4.00%, 4/15/47	500	537

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5 3.80%, 7/15/47	500	534

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C22, Class A4 3.80%, 9/15/47	500	535

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5 3.64%, 11/15/47	200	213

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A5 3.67%, 11/15/47	150	160

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5 3.82%, 7/15/48	$200	$217

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4 3.14%, 6/15/49	100	105

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3 3.14%, 12/15/49	150	158

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.87%, 8/15/49	200	207

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS 3.14%, 8/15/49	100	103

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5 3.69%, 3/15/50	300	326

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5 3.41%, 10/15/50	200	214

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5 3.72%, 3/15/50	350	382

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5 3.45%, 9/15/50	100	107

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-C8, Class A2 4.03%, 6/15/51	500	528

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4 3.39%, 6/13/52	200	215

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4 4.30%, 8/15/46 (1)(2)	$200	$213

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4 2.92%, 2/15/46	175	179

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4 3.10%, 5/15/46	200	206

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5 4.06%, 2/15/47	200	214

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5 3.74%, 8/15/47	400	426

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5 3.53%, 10/15/48	100	107

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4 3.33%, 5/15/49	250	265

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5 2.86%, 9/15/49	250	258

Morgan Stanley Capital I Trust, Series 2018-H3, Class A5 4.18%, 7/15/51	150	170

Morgan Stanley Capital I Trust, Series 2018-H4, Class A4 4.31%, 12/15/51	100	115

Morgan Stanley Capital I Trust, Series 2018-L1, Class A4 4.41%, 10/15/51	200	230

Morgan Stanley Capital I Trust, Series 2019-H7, Class A4 3.26%, 7/15/52	250	266

Morgan Stanley Capital I, Series 2017-HR2, Class A4 3.59%, 12/15/50	200	217

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

UBS Commercial Mortgage Trust, Series 2017-C1, Class A4 3.46%, 6/15/50	$250	$267

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4 3.49%, 8/15/50	250	268

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4 3.43%, 8/15/50	175	187

UBS Commercial Mortgage Trust, Series 2017-C6, Class A5 3.58%, 12/15/50	100	108

UBS Commercial Mortgage Trust, Series 2017-C7, Class A4 3.68%, 12/15/50	150	163

UBS Commercial Mortgage Trust, Series 2018-C10, Class A4 4.31%, 5/15/51	200	228

UBS Commercial Mortgage Trust, Series 2018-C11, Class A5 4.24%, 6/15/51	150	170

UBS Commercial Mortgage Trust, Series 2018-C13, Class A4 4.33%, 10/15/51	200	229

UBS Commercial Mortgage Trust, Series 2018-C14, Class A4 4.45%, 12/15/51	100	115

UBS Commercial Mortgage Trust, Series 2018-C8, Class A4 3.98%, 2/15/51	150	166

UBS Commercial Mortgage Trust, Series 2018-C9, Class A4 4.12%, 3/15/51	100	112

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4 3.18%, 3/10/46	100	103

UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4 3.24%, 4/10/46	250	258

Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3 2.92%, 10/15/45	144	147

Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4 4.22%, 7/15/46	100	107

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A4 3.17%, 2/15/48	$100	$104

Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4 3.66%, 9/15/58	250	268

Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.18%, 4/15/50	200	209

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5 3.77%, 7/15/58	300	323

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4 3.72%, 12/15/48	300	323

Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A4 3.56%, 1/15/59	200	214

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4 3.43%, 3/15/59	250	266

Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4 2.93%, 7/15/48	100	104

Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4 3.07%, 11/15/59	250	261

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4 2.94%, 10/15/49	200	207

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4 2.92%, 11/15/49	150	155

Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5 3.42%, 9/15/50	250	267

Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4 3.58%, 10/15/50	100	108

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4 3.59%, 12/15/50	100	108

Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4 4.01%, 3/15/51	150	167

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Commercial Mortgage-Backed Securities – 1.4% – continued

Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A5 4.21%, 5/15/51	$155	$175

Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5 4.30%, 1/15/52	100	114

Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5 3.73%, 5/15/52	200	220

WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4 3.67%, 11/15/44	150	154

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A4 3.20%, 3/15/48	600	619

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class AS 3.56%, 3/15/48	50	52

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB 2.84%, 3/15/48	327	330

WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4 3.00%, 5/15/45	500	513

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5 3.34%, 6/15/46	150	156

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5 4.42%, 9/15/46	250	270

WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5 3.75%, 9/15/57	500	534

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5 3.63%, 11/15/47	250	266

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.05%, 3/15/47	100	107
		39,044

Credit Card – 0.3%

American Express Credit Account Master Trust, Series 2017-7, Class A 2.35%, 5/15/25	100	101

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Credit Card – 0.3% – continued

American Express Credit Account Master Trust, Series 2018-2, Class A 3.01%, 10/15/25	$150	$156

American Express Credit Account Master Trust, Series 2018-4, Class A 2.99%, 12/15/23	250	254

American Express Credit Account Master Trust, Series 2018-6, Class A 3.06%, 2/15/24	200	204

American Express Credit Account Master Trust, Series 2019-1, Class A 2.87%, 10/15/24	250	256

BA Credit Card Trust, Series 2018-A1, Class A1 2.70%, 7/17/23	250	253

BA Credit Card Trust, Series 2018-A2, Class A2 3.00%, 9/15/23	250	254

BA Credit Card Trust, Series 2018-A3, Class A3 3.10%, 12/15/23	200	204

BA Credit Card Trust, Series 2019-A1, Class A1 1.74%, 1/15/25	130	130

Barclays Dryrock Issuance Trust, Series 2019-1, Class A 1.96%, 5/15/25	100	100

Capital One Multi-Asset Execution Trust, Series 2016-A5, Class A5 1.66%, 6/17/24	100	100

Capital One Multi-Asset Execution Trust, Series 2017-A3, Class A3 2.43%, 1/15/25	200	203

Capital One Multi-Asset Execution Trust, Series 2017-A6, Class A6 2.29%, 7/15/25	200	203

Capital One Multi-Asset Execution Trust, Series 2018-A1, Class A1 3.01%, 2/15/24	200	203

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1 2.84%, 12/15/24	250	256

Capital One Multi-Asset Execution Trust, Series 2019-A2, Class A2 1.72%, 8/15/24	200	199

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Credit Card – 0.3% – continued

Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3 2.06%, 8/15/28	$200	$199

Chase Issuance Trust, Series 2012-A7, Class A7 2.16%, 9/15/24	200	202

Chase Issuance Trust, Series 2014-A2, Class A2 2.77%, 3/15/23	150	152

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3 6.15%, 6/15/39	150	212

Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1 2.88%, 1/23/23	300	304

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5 2.68%, 6/7/23	150	152

Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2 2.19%, 11/20/23	100	101

Citibank Credit Card Issuance Trust, Series 2018-A1, Class A1 2.49%, 1/20/23	325	327

Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3 3.29%, 5/23/25	100	105

Citibank Credit Card Issuance Trust, Series 2018-A6, Class A6 3.21%, 12/7/24	150	156

Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7 3.96%, 10/13/30	200	228

Discover Card Execution Note Trust, Series 2017-A2, Class A2 2.39%, 7/15/24	150	152

Discover Card Execution Note Trust, Series 2018-A1, Class A1 3.03%, 8/15/25	200	207

Discover Card Execution Note Trust, Series 2018-A4, Class A4 3.11%, 1/16/24	200	204

Discover Card Execution Note Trust, Series 2019-A1, Class A1 3.04%, 7/15/24	200	205

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Credit Card – 0.3% – continued

Synchrony Card Funding LLC, Series 2019-A1, Class A 2.95%, 3/15/25	$200	$204

Synchrony Card Funding LLC, Series 2019-A2, Class A 2.34%, 6/15/25	200	202

Synchrony Card Issuance Trust, Series 2018-A1, Class A 3.38%, 9/15/24	200	205

Synchrony Credit Card Master Note Trust, Series 2016-2, Class A 2.21%, 5/15/24	100	100

Synchrony Credit Card Master Note Trust, Series 2017-2, Class A 2.62%, 10/15/25	100	102

Synchrony Credit Card Master Note Trust, Series 2018-1, Class A 2.97%, 3/15/24	100	101

Synchrony Credit Card Master Note Trust, Series 2018-2, Class A 3.47%, 5/15/26	100	105

World Financial Network Credit Card Master Trust, Series 2016-A, Class A 2.03%, 4/15/25	100	100

World Financial Network Credit Card Master Trust, Series 2018-A, Class A 3.07%, 12/16/24	100	101

World Financial Network Credit Card Master Trust, Series 2019-A, Class A 3.14%, 12/15/25	125	128

World Financial Network Credit Card Master Trust, Series 2019-C, Class A 2.21%, 7/15/26	100	100
		7,430

Other – 0.0%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3 2.84%, 3/1/26	100	102

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3 4.24%, 8/15/23	71	73

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3 3.03%, 10/15/25	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ASSET-BACKED SECURITIES – 1.9% – continued

Other – 0.0% – continued

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3 4.38%, 11/1/23	$71	$73

PSNH Funding LLC 3, Series 2018-1, Class A3 3.81%, 2/1/35	100	113
		516
Total Asset-Backed Securities
(Cost $52,375)		54,467

CORPORATE BONDS – 21.8%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc., 4.20%, 4/15/24	150	161

Omnicom Group, Inc./Omnicom Capital, Inc., 3.63%, 5/1/22	156	162
3.60%, 4/15/26	340	358
		681

Aerospace & Defense – 0.5%

Boeing (The) Co., 7.95%, 8/15/24	1,400	1,768
2.85%, 10/30/24	110	113
2.25%, 6/15/26	250	249
6.13%, 2/15/33	135	180
3.30%, 3/1/35	55	55
6.63%, 2/15/38	100	144
5.88%, 2/15/40	75	102
3.50%, 3/1/45	500	505

General Dynamics Corp., 2.25%, 11/15/22	500	504
2.13%, 8/15/26	350	350
3.60%, 11/15/42	155	173

L3Harris Technologies, Inc., 4.95%, 2/15/21 (3)	40	41
4.40%, 6/15/28	449	504

Lockheed Martin Corp., 2.50%, 11/23/20	355	357
3.55%, 1/15/26	600	643
3.60%, 3/1/35	135	146
4.07%, 12/15/42	868	1,002
4.09%, 9/15/52	250	294

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Aerospace & Defense – 0.5% – continued

Northrop Grumman Corp., 3.25%, 1/15/28	$1,000	$1,050
5.05%, 11/15/40	250	308
4.75%, 6/1/43	250	306
4.03%, 10/15/47	60	68

Precision Castparts Corp., 2.50%, 1/15/23	500	509
3.90%, 1/15/43	100	111
4.38%, 6/15/45	350	415

Raytheon Co., 4.70%, 12/15/41	100	124

Rockwell Collins, Inc., 3.50%, 3/15/27	500	534

United Technologies Corp., 4.13%, 11/16/28	750	849
7.50%, 9/15/29	100	141
6.05%, 6/1/36	600	806
6.13%, 7/15/38	175	241
5.70%, 4/15/40	500	666
4.50%, 6/1/42	450	539
3.75%, 11/1/46	750	825
		14,622

Airlines – 0.0%

Southwest Airlines Co. Pass Through Trust, Series 2007-1, 6.15%, 8/1/22	201	212

Apparel & Textile Products – 0.0%

NIKE, Inc., 2.38%, 11/1/26	250	255
3.63%, 5/1/43	75	82
3.38%, 11/1/46	500	529

VF Corp., 3.50%, 9/1/21	150	154
6.45%, 11/1/37	30	43
		1,063

Auto Parts Manufacturing – 0.0%

Aptiv Corp., 4.15%, 3/15/24	300	317

BorgWarner, Inc., 4.38%, 3/15/45	170	176
		493

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Automobiles Manufacturing – 0.5%

American Honda Finance Corp., 2.65%, 2/12/21	$250	$252
1.65%, 7/12/21	400	398
1.70%, 9/9/21	500	498
2.60%, 11/16/22	125	127
3.63%, 10/10/23	500	530

Daimler Finance North America LLC, 8.50%, 1/18/31	175	261

Ford Motor Co., 7.45%, 7/16/31	150	172
4.75%, 1/15/43	500	435

Ford Motor Credit Co. LLC, 3.34%, 3/18/21	500	502
5.88%, 8/2/21	500	524
3.22%, 1/9/22	200	200
4.25%, 9/20/22	1,300	1,331
3.81%, 1/9/24	500	498
4.69%, 6/9/25	1,170	1,193

General Motors Co., 5.00%, 4/1/35	500	502
6.25%, 10/2/43	550	603
6.75%, 4/1/46	145	166
5.40%, 4/1/48	267	267

General Motors Financial Co., Inc., 4.20%, 3/1/21	1,315	1,343
3.20%, 7/6/21	485	490
3.45%, 4/10/22	50	51
3.70%, 5/9/23	1,050	1,074
4.00%, 10/6/26	750	759
4.35%, 1/17/27	165	170

Harley-Davidson, Inc., 4.63%, 7/28/45	670	690

Toyota Motor Credit Corp., 1.90%, 4/8/21	300	300
2.70%, 1/11/23	625	640
2.25%, 10/18/23	545	549
		14,525

Banks – 1.1%

Bank of America N.A., 6.00%, 10/15/36	250	343

BB&T Corp., 2.75%, 4/1/22	150	152
2.85%, 10/26/24	1,000	1,026

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Banks – 1.1% – continued

Branch Banking & Trust Co., 2.85%, 4/1/21	$650	$657
3.63%, 9/16/25	250	266
3.80%, 10/30/26	250	269

Citibank N.A., 3.40%, 7/23/21	250	256

Citizens Bank N.A., 2.55%, 5/13/21	250	252

Citizens Financial Group, Inc., 4.30%, 12/3/25	250	267

Discover Bank, 3.20%, 8/9/21	250	254
3.35%, 2/6/23	500	515

Fifth Third Bancorp, 3.50%, 3/15/22	200	206
3.65%, 1/25/24	350	369
8.25%, 3/1/38	275	423

Fifth Third Bank, 2.25%, 6/14/21	200	201
2.88%, 10/1/21	250	253

HSBC Bank USA N.A., 7.00%, 1/15/39	350	506

HSBC USA, Inc., 3.50%, 6/23/24	1,000	1,057

Huntington Bancshares, Inc., 3.15%, 3/14/21	500	507

Huntington National Bank (The), 3.55%, 10/6/23	1,000	1,048

KeyBank N.A., 3.30%, 6/1/25	250	263

KeyCorp, 5.10%, 3/24/21	25	26

M&T Bank Corp., 3.55%, 7/26/23	100	105

MUFG Americas Holdings Corp., 3.50%, 6/18/22	150	155

PNC Bank N.A., 2.63%, 2/17/22	750	760
2.70%, 11/1/22	750	761
2.95%, 1/30/23	500	511
3.80%, 7/25/23	1,000	1,054

PNC Financial Services Group (The), Inc., 3.30%, 3/8/22	150	155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Banks – 1.1% – continued
2.85%, 11/9/22	$100	$102
3.15%, 5/19/27	1,000	1,054

Regions Financial Corp., 2.75%, 8/14/22	250	253

SunTrust Bank, 3.00%, 2/2/23	1,361	1,395
2.75%, 5/1/23	350	356
4.05%, 11/3/25	600	656

Synchrony Bank, 3.00%, 6/15/22	250	253

US Bancorp, 4.13%, 5/24/21	125	129
2.63%, 1/24/22	115	116
3.00%, 3/15/22	75	77
2.95%, 7/15/22	1,700	1,739
3.60%, 9/11/24	350	372
2.38%, 7/22/26	1,000	1,009

US Bank N.A., 2.80%, 1/27/25	250	258

Wells Fargo & Co., 3.00%, 1/22/21	100	101
4.60%, 4/1/21	500	518
2.10%, 7/26/21	250	250
3.50%, 3/8/22	1,500	1,548
3.45%, 2/13/23	125	129
4.13%, 8/15/23	200	212
3.30%, 9/9/24	1,095	1,143
3.00%, 2/19/25	655	672
3.00%, 4/22/26	1,365	1,400
3.00%, 10/23/26	600	616
4.30%, 7/22/27	110	121
(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (4)	585	620
5.38%, 2/7/35	425	544
3.90%, 5/1/45	950	1,072
4.40%, 6/14/46	850	954

Wells Fargo Bank N.A., 5.85%, 2/1/37	250	332
6.60%, 1/15/38	300	428

Wells Fargo Capital X, 5.95%, 12/15/36	100	124
		31,170

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Biotechnology – 0.4%

Amgen, Inc., 4.10%, 6/15/21	$165	$170
1.85%, 8/19/21	150	149
3.88%, 11/15/21	250	258
2.70%, 5/1/22	1,000	1,015
3.20%, 11/2/27	250	261
6.38%, 6/1/37	100	135
6.40%, 2/1/39	100	136
5.75%, 3/15/40	935	1,218
5.15%, 11/15/41	250	304
5.65%, 6/15/42	100	126
4.40%, 5/1/45	250	282

Baxalta, Inc., 4.00%, 6/23/25	225	242
5.25%, 6/23/45	187	242

Biogen, Inc., 4.05%, 9/15/25	95	103
5.20%, 9/15/45	100	119

Celgene Corp., 3.63%, 5/15/24	500	528
3.88%, 8/15/25	765	826
3.90%, 2/20/28	500	548
5.25%, 8/15/43	85	107
5.00%, 8/15/45	500	627
4.35%, 11/15/47	500	580

Gilead Sciences, Inc., 4.50%, 4/1/21	200	207
3.25%, 9/1/22	145	150
3.50%, 2/1/25	250	264
4.60%, 9/1/35	1,000	1,185
5.65%, 12/1/41	330	434
4.80%, 4/1/44	245	293
		10,509

Cable & Satellite – 0.4%

Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 7/23/25	625	686
3.75%, 2/15/28	1,790	1,835
4.20%, 3/15/28	740	778
5.05%, 3/30/29	305	341

Comcast Corp., 3.38%, 2/15/25	145	153

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Cable & Satellite – 0.4% – continued
3.15%, 3/1/26	$560	$586
3.30%, 2/1/27	1,335	1,410
7.05%, 3/15/33	140	202
5.65%, 6/15/35	1,005	1,311
4.00%, 11/1/49	30	33
4.05%, 11/1/52	1,504	1,677
4.95%, 10/15/58	590	750

TCI Communications, Inc., 7.88%, 2/15/26	755	987

Time Warner Cable LLC, 6.55%, 5/1/37	68	82
7.30%, 7/1/38	705	892
6.75%, 6/15/39	130	159
5.50%, 9/1/41	75	81

Time Warner Entertainment Co. L.P., 8.38%, 7/15/33	260	360
		12,323

Chemicals – 0.4%

3M Co., 2.75%, 3/1/22	111	114
3.25%, 2/14/24	456	480
3.38%, 3/1/29	500	538

Air Products & Chemicals, Inc., 3.00%, 11/3/21	300	306
2.75%, 2/3/23	250	256

Airgas, Inc., 2.90%, 11/15/22	150	153
3.65%, 7/15/24	70	74

Dow Chemical (The) Co., 4.13%, 11/15/21	200	207
3.00%, 11/15/22	100	102
7.38%, 11/1/29	100	132
4.25%, 10/1/34	670	710
9.40%, 5/15/39	300	484
5.25%, 11/15/41	400	459

DuPont de Nemours, Inc., 4.21%, 11/15/23	600	643
5.32%, 11/15/38	208	254

Eastman Chemical Co., 4.80%, 9/1/42	200	218
4.65%, 10/15/44	100	109

Ecolab, Inc., 4.35%, 12/8/21	204	214

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Chemicals – 0.4% – continued
3.25%, 1/14/23	$65	$67
2.70%, 11/1/26	70	72
5.50%, 12/8/41	455	612

International Flavors & Fragrances, Inc., 5.00%, 9/26/48	67	76

Lubrizol (The) Corp., 6.50%, 10/1/34	50	71

Mosaic (The) Co., 3.25%, 11/15/22	36	37
5.45%, 11/15/33	250	283
4.88%, 11/15/41	100	99

PPG Industries, Inc., 3.60%, 11/15/20	250	254
3.20%, 3/15/23	500	516

Praxair, Inc., 4.05%, 3/15/21	100	103
2.45%, 2/15/22	422	427
2.20%, 8/15/22	150	151
2.70%, 2/21/23	250	255

RPM International, Inc., 3.75%, 3/15/27	100	104

Sherwin-Williams (The) Co., 3.45%, 6/1/27	1,000	1,046
4.55%, 8/1/45	30	33

Westlake Chemical Corp., 3.60%, 7/15/22	65	66
3.60%, 8/15/26	950	981
		10,706

Commercial Finance – 0.1%

Air Lease Corp., 3.50%, 1/15/22	214	220
2.75%, 1/15/23	125	126
3.00%, 9/15/23	245	249
4.25%, 9/15/24	485	517
3.25%, 3/1/25	400	407

GATX Corp., 3.50%, 3/15/28	500	515
5.20%, 3/15/44	35	42

International Lease Finance Corp., 8.25%, 12/15/20	1,000	1,070
5.88%, 8/15/22	250	274
		3,420

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Communications Equipment – 0.5%

Apple, Inc., 1.55%, 8/4/21	$210	$209
2.10%, 9/12/22	665	670
2.40%, 5/3/23	5	5
3.00%, 2/9/24	620	646
3.45%, 5/6/24	675	719
2.85%, 5/11/24	1,570	1,629
2.75%, 1/13/25	1,265	1,307
2.50%, 2/9/25	55	56
3.35%, 2/9/27	370	396
3.00%, 6/20/27	540	568
2.90%, 9/12/27	1,625	1,692
3.00%, 11/13/27	1,000	1,050
3.85%, 5/4/43	230	258
4.45%, 5/6/44	75	91
3.45%, 2/9/45	55	58
4.38%, 5/13/45	195	236
3.75%, 9/12/47	150	167
3.75%, 11/13/47	25	28

Cisco Systems, Inc., 1.85%, 9/20/21	1,190	1,190
2.20%, 9/20/23	750	759
2.95%, 2/28/26	375	395
5.90%, 2/15/39	690	985

Corning, Inc., 5.75%, 8/15/40	170	210

Juniper Networks, Inc., 5.95%, 3/15/41	100	110
		13,434

Construction Materials Manufacturing – 0.0%

Martin Marietta Materials, Inc., 3.45%, 6/1/27	500	509

Owens Corning, 3.40%, 8/15/26	400	402
		911

Consumer Finance – 0.6%

American Express Co., 2.50%, 8/1/22	325	328
2.65%, 12/2/22	632	642
3.70%, 8/3/23	500	527
3.00%, 10/30/24	220	227
3.63%, 12/5/24	1,125	1,191
3.13%, 5/20/26	500	520

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Consumer Finance – 0.6% – continued

American Express Credit Corp., 2.25%, 5/5/21	$1,180	$1,184

Capital One Financial Corp., 4.75%, 7/15/21	131	137
3.20%, 1/30/23	400	410
3.75%, 4/24/24	1,000	1,051
3.30%, 10/30/24	1,050	1,087
4.20%, 10/29/25	500	533
3.75%, 3/9/27	250	262

Discover Financial Services, 4.10%, 2/9/27	200	213

Fidelity National Information Services, Inc., 4.75%, 5/15/48	500	606

Fiserv, Inc., 3.85%, 6/1/25	45	48
3.20%, 7/1/26	1,500	1,552
4.40%, 7/1/49	500	558

Mastercard, Inc., 2.00%, 11/21/21	130	130
3.80%, 11/21/46	500	573

Synchrony Financial, 4.25%, 8/15/24	1,250	1,318

Visa, Inc., 2.20%, 12/14/20	500	502
3.15%, 12/14/25	1,250	1,332
4.15%, 12/14/35	1,000	1,205
3.65%, 9/15/47	125	142

Western Union (The) Co., 6.20%, 6/21/40	120	133
		16,411

Consumer Products – 0.2%

Church & Dwight Co., Inc., 3.95%, 8/1/47	100	108

Clorox (The) Co., 3.05%, 9/15/22	250	256

Colgate-Palmolive Co., 2.30%, 5/3/22	165	168
2.25%, 11/15/22	1,150	1,161
1.95%, 2/1/23	250	251
2.10%, 5/1/23	250	251

Estee Lauder (The) Cos., Inc., 2.35%, 8/15/22	50	50

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Consumer Products – 0.2% – continued
6.00%, 5/15/37	$100	$139
4.38%, 6/15/45	150	183
4.15%, 3/15/47	70	83

Kimberly-Clark Corp., 2.40%, 3/1/22	50	50
6.63%, 8/1/37	350	518
3.70%, 6/1/43	100	107
3.20%, 7/30/46	125	129

Procter & Gamble (The) Co., 1.85%, 2/2/21	190	190
2.30%, 2/6/22	215	218
3.10%, 8/15/23	250	263
3.50%, 10/25/47	355	404

Unilever Capital Corp., 4.25%, 2/10/21	250	257
2.00%, 7/28/26	1,000	991
5.90%, 11/15/32	125	170
		5,947

Consumer Services – 0.0%

Cintas Corp. No. 2, 2.90%, 4/1/22	85	87

Containers & Packaging – 0.1%

International Paper Co., 4.75%, 2/15/22	48	51
3.65%, 6/15/24	250	263
3.00%, 2/15/27	1,000	1,015
7.30%, 11/15/39	45	61
6.00%, 11/15/41	480	586
5.15%, 5/15/46	250	281

Packaging Corp. of America, 4.50%, 11/1/23	100	107
3.65%, 9/15/24	250	261

Sonoco Products Co., 4.38%, 11/1/21	25	26
5.75%, 11/1/40	150	188

WestRock MWV LLC, 7.95%, 2/15/31	100	138

WRKCo, Inc., 4.90%, 3/15/29	350	397
		3,374

Department Stores – 0.0%

Kohl’s Corp., 3.25%, 2/1/23	100	101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Department Stores – 0.0% – continued
4.75%, 12/15/23	$69	$74

Macy’s Retail Holdings, Inc., 3.88%, 1/15/22	30	31
2.88%, 2/15/23	150	148
4.50%, 12/15/34	12	11
5.13%, 1/15/42	40	36

Nordstrom, Inc., 4.00%, 10/15/21	150	154
7.00%, 1/15/38	26	30
		585

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc., 3.88%, 1/12/28	250	256

Diversified Banks – 1.5%

Bank of America Corp., 5.00%, 5/13/21	400	418
5.70%, 1/24/22	1,000	1,083
4.10%, 7/24/23	100	107
(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (4)	1,379	1,408
4.13%, 1/22/24	100	108
(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (4)	250	260
4.00%, 4/1/24	165	177
(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (4)	1,000	1,053
4.20%, 8/26/24	655	703
4.00%, 1/22/25	1,595	1,694
3.95%, 4/21/25	1,000	1,060
(Variable, ICE LIBOR USD 3M + 1.09%), 3.09%, 10/1/25 (4)	750	772
(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (4)	1,000	1,040
4.45%, 3/3/26	500	545
4.25%, 10/22/26	100	108
(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (4)	1,200	1,253
(Variable, ICE LIBOR USD 3M + 1.31%), 4.27%, 7/23/29 (4)	1,000	1,112
6.11%, 1/29/37	150	196
7.75%, 5/14/38	275	419
5.88%, 2/7/42	250	346
5.00%, 1/21/44	715	907

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Diversified Banks – 1.5% – continued
(Variable, ICE LIBOR USD 3M + 1.99%), 4.44%, 1/20/48 (4)	$500	$593

Citigroup, Inc., 4.50%, 1/14/22	735	773
4.05%, 7/30/22	90	94
3.38%, 3/1/23	150	155
3.88%, 10/25/23	200	212
3.75%, 6/16/24	909	964
3.88%, 3/26/25	1,730	1,820
5.50%, 9/13/25	350	397
3.70%, 1/12/26	750	796
4.60%, 3/9/26	205	224
3.20%, 10/21/26	505	522
4.30%, 11/20/26	825	889
4.45%, 9/29/27	170	185
(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (4)	750	784
6.63%, 6/15/32	100	131
6.00%, 10/31/33	350	437
6.13%, 8/25/36	125	161
8.13%, 7/15/39	680	1,115
5.88%, 1/30/42	30	41
4.75%, 5/18/46	1,530	1,784

JPMorgan Chase & Co., 4.63%, 5/10/21	250	260
2.40%, 6/7/21	500	502
4.35%, 8/15/21	1,865	1,940
3.25%, 9/23/22	210	217
3.63%, 5/13/24	500	530
3.88%, 9/10/24	2,250	2,394
3.90%, 7/15/25	755	814
7.75%, 7/15/25	54	68
3.20%, 6/15/26	500	519
8.00%, 4/29/27	750	1,002
3.63%, 12/1/27	1,250	1,316
(Variable, ICE LIBOR USD 3M + 1.34%), 3.78%,2/1/28 (4)	500	535
(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (4)	500	529
6.40%, 5/15/38	1,054	1,509
5.60%, 7/15/41	405	550
5.40%, 1/6/42	100	132
5.63%, 8/16/43	150	199
4.85%, 2/1/44	215	271

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Diversified Banks – 1.5% – continued
4.95%, 6/1/45	$500	$623
(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (4)	285	333
(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (4)	750	835
		41,924

Educational Services – 0.0%

California Institute of Technology, 4.70%, 11/1/11 (5)	110	144

Johns Hopkins University, 4.08%, 7/1/53	100	123

Massachusetts Institute of Technology, 5.60%, 7/1/11 (5)	190	324
4.68%, 7/1/14 (6)	15	21
3.89%, 7/1/16 (7)	300	355

Northwestern University, 4.64%, 12/1/44	50	64

University of Pennsylvania, 4.67%, 9/1/12 (8)	100	140
		1,171

Electrical Equipment Manufacturing – 0.2%

ABB Finance USA, Inc., 4.38%, 5/8/42	250	303

Emerson Electric Co., 2.63%, 12/1/21	310	314

General Electric Co., 4.63%, 1/7/21	400	410
2.70%, 10/9/22	580	582
3.10%, 1/9/23	500	506
3.45%, 5/15/24	520	534
6.75%, 3/15/32	150	189
6.15%, 8/7/37	150	185
5.88%, 1/14/38	400	481
6.88%, 1/10/39	300	397

Honeywell International, Inc., 4.25%, 3/1/21	416	430
3.35%, 12/1/23	260	274
2.50%, 11/1/26	780	795
3.81%, 11/21/47	125	144

Rockwell Automation, Inc., 6.25%, 12/1/37	150	208
4.20%, 3/1/49	100	120

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Electrical Equipment Manufacturing – 0.2% – continued

Roper Technologies, Inc., 3.00%, 12/15/20	$125	$126
3.85%, 12/15/25	220	235
3.80%, 12/15/26	235	251
		6,484

Entertainment Content – 0.2%

CBS Corp., 3.70%, 8/15/24	825	863
5.50%, 5/15/33	235	277

Viacom, Inc., 3.88%, 4/1/24	245	258
6.88%, 4/30/36	530	693
5.85%, 9/1/43	35	43
5.25%, 4/1/44	30	34

Walt Disney (The) Co., 2.55%, 2/15/22	295	299
2.45%, 3/4/22	555	563
3.70%, 9/15/24 (3)	915	982
6.40%, 12/15/35 (3)	31	45
4.13%, 12/1/41	105	123
3.70%, 12/1/42	395	445
4.95%, 10/15/45 (3)	500	671
		5,296

Exploration & Production – 0.4%

Anadarko Petroleum Corp., 7.95%, 6/15/39	810	1,094
6.20%, 3/15/40	360	428

Apache Corp., 3.25%, 4/15/22	73	74
5.10%, 9/1/40	620	618
5.25%, 2/1/42	260	265

Burlington Resources LLC, 5.95%, 10/15/36	125	168

Cimarex Energy Co., 3.90%, 5/15/27	200	204

CNOOC Finance 2015 USA LLC, 3.75%, 5/2/23	500	521

ConocoPhillips, 5.90%, 5/15/38	90	122
6.50%, 2/1/39	185	268

ConocoPhillips Co., 4.95%, 3/15/26	120	138

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Exploration & Production – 0.4% – continued

ConocoPhillips Holding Co., 6.95%, 4/15/29	$465	$634

Devon Energy Corp., 5.85%, 12/15/25	660	785

EOG Resources, Inc., 2.63%, 3/15/23	670	683
3.15%, 4/1/25	145	152

EQT Corp., 4.88%, 11/15/21	95	97
3.00%, 10/1/22	230	221

Hess Corp., 7.13%, 3/15/33	690	861

Marathon Oil Corp., 2.80%, 11/1/22	260	262
6.80%, 3/15/32	175	219
5.20%, 6/1/45	1,000	1,126

Occidental Petroleum Corp., 2.70%, 2/15/23	725	729
3.50%, 6/15/25	810	833
3.40%, 4/15/26	120	122
4.40%, 4/15/46	215	219
4.10%, 2/15/47	65	63

Pioneer Natural Resources Co., 3.95%, 7/15/22	85	88
7.20%, 1/15/28	100	127
		11,121

Financial Services – 1.2%

Ameriprise Financial, Inc., 4.00%, 10/15/23	250	267
3.70%, 10/15/24	500	535
2.88%, 9/15/26	435	445

Bank of New York Mellon (The) Corp., 2.05%, 5/3/21	500	500
3.55%, 9/23/21	1,455	1,499
2.20%, 8/16/23	285	286
3.25%, 5/16/27	500	527
(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (4)	1,000	1,060

BlackRock, Inc., 4.25%, 5/24/21	280	291
3.50%, 3/18/24	250	267
3.25%, 4/30/29	218	234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Financial Services – 1.2% – continued

Charles Schwab (The) Corp., 2.65%, 1/25/23	$175	$178
3.45%, 2/13/26	280	296
3.20%, 3/2/27	500	523

CME Group, Inc., 3.75%, 6/15/28	300	335
5.30%, 9/15/43	125	169

Goldman Sachs Group (The), Inc., 5.25%, 7/27/21	2,540	2,677
5.75%, 1/24/22	360	388
3.63%, 1/22/23	325	338
4.00%, 3/3/24	55	59
3.75%, 5/22/25	2,690	2,847
(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (4)	500	516
3.50%, 11/16/26	500	519
5.95%, 1/15/27	80	95
3.85%, 1/26/27	195	207
(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (4)	1,000	1,049
6.75%, 10/1/37	615	830
(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (4)	1,020	1,152
6.25%, 2/1/41	300	414
4.80%, 7/8/44	350	419

Intercontinental Exchange, Inc., 2.35%, 9/15/22	500	504
4.25%, 9/21/48	950	1,126

Jefferies Group LLC, 5.13%, 1/20/23	315	339

Legg Mason, Inc., 5.63%, 1/15/44	269	300

Morgan Stanley, 5.75%, 1/25/21	1,000	1,046
2.50%, 4/21/21	510	513
2.63%, 11/17/21	945	954
4.10%, 5/22/23	580	611
3.88%, 4/29/24	1,410	1,500
3.70%, 10/23/24	310	328
3.13%, 7/27/26	250	258
6.25%, 8/9/26	100	121
3.63%, 1/20/27	190	201
3.95%, 4/23/27	1,190	1,259

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Financial Services – 1.2% – continued
(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (4)	$1,000	$1,054
6.38%, 7/24/42	300	436
4.30%, 1/27/45	1,095	1,267

State Street Corp., (Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (4)	1,000	1,016
3.10%, 5/15/23	225	233
3.70%, 11/20/23	550	586
3.30%, 12/16/24	120	126
2.65%, 5/19/26	450	462

TD Ameritrade Holding Corp., 2.95%, 4/1/22	80	82
3.63%, 4/1/25	250	266
		33,510

Food & Beverage – 1.0%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26	1,000	1,071
4.90%, 2/1/46	1,910	2,279

Anheuser-Busch InBev Finance, Inc., 4.00%, 1/17/43	150	157
4.63%, 2/1/44	250	285

Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	750	1,192
5.45%, 1/23/39	190	240
8.00%, 11/15/39	310	485
4.95%, 1/15/42	1,000	1,180
3.75%, 7/15/42	65	67
4.60%, 4/15/48	500	577
4.44%, 10/6/48	304	344

Archer-Daniels-Midland Co., 2.50%, 8/11/26	305	308
4.02%, 4/16/43	56	65
4.50%, 3/15/49	250	312

Brown-Forman Corp., 3.75%, 1/15/43	50	54
4.50%, 7/15/45	200	249

Campbell Soup Co., 4.25%, 4/15/21	500	514
2.50%, 8/2/22	205	206
3.65%, 3/15/23	300	312
3.80%, 8/2/42	40	38

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Food & Beverage – 1.0% – continued

Coca-Cola (The) Co., 2.45%, 11/1/20	$500	$503
3.15%, 11/15/20	260	264
3.30%, 9/1/21	250	257
2.50%, 4/1/23	355	363
3.20%, 11/1/23	100	105
2.55%, 6/1/26	770	789

Conagra Brands, Inc., 3.25%, 9/15/22	55	56
3.20%, 1/25/23	118	122
7.00%, 10/1/28	200	251
5.30%, 11/1/38	1,000	1,155

Constellation Brands, Inc., 2.65%, 11/7/22	625	632
4.40%, 11/15/25	188	208
3.50%, 5/9/27	500	523
3.60%, 2/15/28	250	264
5.25%, 11/15/48	167	209

General Mills, Inc., 3.15%, 12/15/21	500	510
2.60%, 10/12/22	140	142
3.65%, 2/15/24	75	79
3.20%, 2/10/27	1,000	1,047
5.40%, 6/15/40	70	87

Hershey (The) Co., 2.30%, 8/15/26	365	367

Ingredion, Inc., 3.20%, 10/1/26	250	254

JM Smucker (The) Co., 3.50%, 3/15/25	500	525
4.38%, 3/15/45	250	272

Kellogg Co., 4.00%, 12/15/20	41	42
2.75%, 3/1/23	350	354
4.50%, 4/1/46	750	853

Keurig Dr. Pepper, Inc., 3.13%, 12/15/23	85	88
2.55%, 9/15/26	95	94
4.42%, 12/15/46	450	484

Kraft Heinz Foods Co., 3.95%, 7/15/25	140	147
3.00%, 6/1/26	130	129
5.00%, 7/15/35	500	533

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Food & Beverage – 1.0% – continued
5.00%, 6/4/42	$290	$299
5.20%, 7/15/45	670	704
4.38%, 6/1/46	40	38

McCormick & Co., Inc., 2.70%, 8/15/22	160	162

Mead Johnson Nutrition Co., 3.00%, 11/15/20	250	252

Molson Coors Brewing Co., 2.10%, 7/15/21	55	55
3.00%, 7/15/26	170	172
5.00%, 5/1/42	575	635

Mondelez International, Inc., 3.63%, 2/13/26	171	182

PepsiCo, Inc., 2.15%, 10/14/20	285	285
3.00%, 8/25/21	770	786
1.70%, 10/6/21	45	45
2.75%, 3/5/22	385	394
2.75%, 4/30/25	500	521
3.50%, 7/17/25	100	107
2.85%, 2/24/26	115	120
2.38%, 10/6/26	245	248
3.00%, 10/15/27	95	101
3.60%, 8/13/42	50	55
4.25%, 10/22/44	320	381
4.60%, 7/17/45	130	163
3.45%, 10/6/46	45	48

Tyson Foods, Inc., 4.50%, 6/15/22	300	317
5.10%, 9/28/48	350	425
		28,138

Forest & Paper Products Manufacturing – 0.1%

Georgia-Pacific LLC, 8.00%, 1/15/24	500	615
7.75%, 11/15/29	500	714
		1,329

Hardware – 0.2%

Dell International LLC/EMC Corp., 4.42%, 6/15/21 (3)	440	454
5.45%, 6/15/23 (3)	1,015	1,105
6.02%, 6/15/26 (3)	210	236
8.10%, 7/15/36 (3)	500	638
8.35%, 7/15/46 (3)	440	580

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Hardware – 0.2% – continued

Hewlett Packard Enterprise Co., 4.40%, 10/15/22	$830	$879
4.90%, 10/15/25	1,445	1,599
6.35%, 10/15/45	200	233

HP, Inc., 4.05%, 9/15/22	25	26
6.00%, 9/15/41	275	314

NetApp, Inc., 3.30%, 9/29/24	160	164
		6,228

Health Care Facilities & Services – 0.6%

AHS Hospital Corp., 5.02%, 7/1/45	100	133

AmerisourceBergen Corp., 3.25%, 3/1/25	135	140
4.25%, 3/1/45	60	61
4.30%, 12/15/47	1,000	1,023

Cardinal Health, Inc., 4.63%, 12/15/20	697	716
3.20%, 6/15/22	150	153
3.75%, 9/15/25	250	258
4.60%, 3/15/43	35	34
4.50%, 11/15/44	710	684

CVS Health Corp., 2.75%, 12/1/22	850	860
3.70%, 3/9/23	455	474
3.38%, 8/12/24	250	259
3.88%, 7/20/25	2,138	2,262
4.30%, 3/25/28	685	741
5.30%, 12/5/43	750	873
5.13%, 7/20/45	1,560	1,768
5.05%, 3/25/48	325	369

Dignity Health, 5.27%, 11/1/64	200	244

Express Scripts Holding Co., 4.75%, 11/15/21	500	525
4.50%, 2/25/26	1,130	1,234
6.13%, 11/15/41	21	27
4.80%, 7/15/46	925	1,036

HCA, Inc., 4.50%, 2/15/27	1,780	1,908
4.13%, 6/15/29	250	262

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Health Care Facilities & Services – 0.6% – continued

Laboratory Corp. of America Holdings, 4.70%, 2/1/45	$300	$334

McKesson Corp., 2.70%, 12/15/22	120	121
3.80%, 3/15/24	160	167

Memorial Sloan-Kettering Cancer Center, 4.13%, 7/1/52	100	121

NYU Langone Hospitals, 4.37%, 7/1/47	500	598

Quest Diagnostics, Inc., 3.45%, 6/1/26	115	121
5.75%, 1/30/40	28	33
		17,539

Home & Office Products Manufacturing – 0.1%

Leggett & Platt, Inc., 3.50%, 11/15/27	818	823

Newell Brands, Inc., 3.85%, 4/1/23	659	678
4.20%, 4/1/26	100	105
		1,606

Home Improvement – 0.0%

Stanley Black & Decker, Inc., 3.40%, 12/1/21	265	270
2.90%, 11/1/22	65	67

Whirlpool Corp., 4.85%, 6/15/21	100	104
4.70%, 6/1/22	100	106
3.70%, 3/1/23	100	103
3.70%, 5/1/25	250	262
4.50%, 6/1/46	90	94
		1,006

Homebuilders – 0.0%

D.R. Horton, Inc., 2.55%, 12/1/20	115	115

Industrial Other – 0.1%

Fluor Corp., 3.50%, 12/15/24	1,425	1,421

Integrated Oils – 0.3%

BP Capital Markets America, Inc., 3.22%, 11/28/23	680	706
3.80%, 9/21/25	905	976

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Integrated Oils – 0.3% – continued
3.12%, 5/4/26	$535	$558
3.02%, 1/16/27	790	816

Chevron Corp., 2.42%, 11/17/20	1,000	1,005
2.50%, 3/3/22	545	553
2.36%, 12/5/22	270	274
2.57%, 5/16/23	170	174
2.90%, 3/3/24	200	208
3.33%, 11/17/25	140	150
2.95%, 5/16/26	1,325	1,386

Exxon Mobil Corp., 2.73%, 3/1/23	590	606
3.04%, 3/1/26	435	456
3.57%, 3/6/45	590	641
3.10%, 8/16/49	360	361
		8,870

Internet Media – 0.0%

Alphabet, Inc., 3.63%, 5/19/21	250	257

Leisure Products Manufacturing – 0.0%

Hasbro, Inc., 3.15%, 5/15/21	35	35
6.35%, 3/15/40	250	297
		332

Life Insurance – 0.3%

Aflac, Inc., 6.45%, 8/15/40	15	21

Globe Life, Inc., 3.80%, 9/15/22	420	432

Lincoln National Corp., 4.85%, 6/24/21	94	98
3.63%, 12/12/26	265	279
6.30%, 10/9/37	100	131

MetLife, Inc., 3.05%, 12/15/22	280	288
3.60%, 4/10/24	400	424
3.00%, 3/1/25	435	452
6.38%, 6/15/34	485	682
6.40%, 12/15/36	150	178
4.13%, 8/13/42	225	251
4.05%, 3/1/45	635	710

Primerica, Inc., 4.75%, 7/15/22	100	106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Life Insurance – 0.3% – continued

Principal Financial Group, Inc., 4.63%, 9/15/42	$40	$47

Protective Life Corp., 8.45%, 10/15/39	425	674

Prudential Financial, Inc., 4.50%, 11/15/20	270	277
3.50%, 5/15/24	85	90
5.70%, 12/14/36	200	264
(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (4)	275	287
3.91%, 12/7/47	344	368
3.94%, 12/7/49	335	362

Reinsurance Group of America, Inc., 5.00%, 6/1/21	550	575

Voya Financial, Inc., 4.80%, 6/15/46	1,000	1,153
		8,149

Machinery Manufacturing – 0.3%

Caterpillar Financial Services Corp., 3.75%, 11/24/23	1,000	1,067

Caterpillar, Inc., 3.90%, 5/27/21	500	515
3.40%, 5/15/24	1,000	1,058
3.80%, 8/15/42	500	561
4.30%, 5/15/44	400	479

Deere & Co., 2.60%, 6/8/22	125	127
5.38%, 10/16/29	250	313
8.10%, 5/15/30	100	147

Dover Corp., 4.30%, 3/1/21	310	317

Eaton Corp., 3.10%, 9/15/27	250	260

IDEX Corp., 4.20%, 12/15/21	200	206

Illinois Tool Works, Inc., 3.38%, 9/15/21	250	256
3.50%, 3/1/24	250	265
3.90%, 9/1/42	700	817

Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 6/15/43	150	194

John Deere Capital Corp., 3.13%, 9/10/21	125	128

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Machinery Manufacturing – 0.3% – continued
3.15%, 10/15/21	$250	$256
2.80%, 1/27/23	150	154
2.80%, 3/6/23	500	514
3.05%, 1/6/28	250	262

Parker-Hannifin Corp., 3.30%, 11/21/24	500	522
4.20%, 11/21/34	200	225
4.45%, 11/21/44	500	579
		9,222

Managed Care – 0.3%

Aetna, Inc., 2.75%, 11/15/22	400	404
6.63%, 6/15/36	40	52
6.75%, 12/15/37	150	199
4.50%, 5/15/42	100	106

Anthem, Inc., 3.50%, 8/15/24	545	571
3.35%, 12/1/24	750	780
4.63%, 5/15/42	525	581

Cigna Holding Co., 3.25%, 4/15/25	330	340

Humana, Inc., 3.95%, 3/15/27	85	90
8.15%, 6/15/38	280	418

UnitedHealth Group, Inc., 4.70%, 2/15/21	300	309
3.35%, 7/15/22	1,255	1,300
3.50%, 2/15/24	40	42
3.75%, 7/15/25	655	704
3.45%, 1/15/27	1,500	1,596
3.88%, 12/15/28	145	160
5.80%, 3/15/36	250	333
6.63%, 11/15/37	640	925
6.88%, 2/15/38	170	251
		9,161

Mass Merchants – 0.3%

Costco Wholesale Corp., 2.75%, 5/18/24	750	777

Dollar General Corp., 3.25%, 4/15/23	900	930

Dollar Tree, Inc., 3.70%, 5/15/23	165	171

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Mass Merchants – 0.3% – continued

Target Corp., 2.90%, 1/15/22	$515	$529
3.63%, 4/15/46	500	548
3.90%, 11/15/47	225	258

Walmart, Inc., 2.35%, 12/15/22	500	507
3.30%, 4/22/24	625	660
2.85%, 7/8/24	188	195
3.70%, 6/26/28	2,152	2,385
3.25%, 7/8/29	1,000	1,080
3.95%, 6/28/38	500	586
5.00%, 10/25/40	275	362
4.30%, 4/22/44	145	180
3.63%, 12/15/47	70	79
		9,247

Medical Equipment & Devices Manufacturing – 0.4%

Abbott Laboratories, 2.95%, 3/15/25	1,000	1,038
3.75%, 11/30/26	564	614
4.75%, 11/30/36	555	679
4.75%, 4/15/43	650	802

Agilent Technologies, Inc., 3.20%, 10/1/22	225	230
3.88%, 7/15/23	250	263

Baxter International, Inc., 1.70%, 8/15/21	60	60
3.50%, 8/15/46	350	353

Becton Dickinson and Co., 3.25%, 11/12/20	430	434
3.13%, 11/8/21	150	153
3.30%, 3/1/23	130	132
4.69%, 12/15/44	239	277

Boston Scientific Corp., 3.85%, 5/15/25	250	269
7.38%, 1/15/40	210	319
4.70%, 3/1/49	390	476

Medtronic, Inc., 3.50%, 3/15/25	334	359
4.38%, 3/15/35	913	1,099
4.63%, 3/15/45	406	521

Stryker Corp., 2.63%, 3/15/21	500	504
3.38%, 11/1/25	250	265

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Medical Equipment & Devices Manufacturing – 0.4% – continued
4.10%, 4/1/43	$50	$55
4.38%, 5/15/44	200	232

Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,250	1,281
3.30%, 2/15/22	320	330
4.15%, 2/1/24	100	107
2.95%, 9/19/26	155	160

Zimmer Biomet Holdings, Inc., 3.38%, 11/30/21	250	255
3.15%, 4/1/22	500	510
3.55%, 4/1/25	120	126
		11,903

Metals & Mining – 0.2%

Barrick North America Finance LLC, 5.70%, 5/30/41	500	628

Newmont Goldcorp Corp., 5.88%, 4/1/35	100	127
4.88%, 3/15/42	150	177

Nucor Corp., 4.00%, 8/1/23	250	265
6.40%, 12/1/37	150	207
5.20%, 8/1/43	125	156
4.40%, 5/1/48	1,000	1,151

Southern Copper Corp., 3.88%, 4/23/25	100	104
7.50%, 7/27/35	300	401
6.75%, 4/16/40	90	117
5.88%, 4/23/45	1,500	1,818
		5,151

Oil & Gas Services & Equipment – 0.2%

Baker Hughes a GE Co. LLC, 3.20%, 8/15/21	1,075	1,091
5.13%, 9/15/40	210	241

Halliburton Co., 3.80%, 11/15/25	2,005	2,124
4.85%, 11/15/35	25	28
6.70%, 9/15/38	35	46
7.45%, 9/15/39	840	1,196
4.75%, 8/1/43	15	16
		4,742

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Pharmaceuticals – 0.8%

AbbVie, Inc., 2.30%, 5/14/21	$800	$802
3.38%, 11/14/21	500	512
3.60%, 5/14/25	225	234
3.20%, 5/14/26	250	255
4.25%, 11/14/28	300	325
4.40%, 11/6/42	415	428
4.70%, 5/14/45	1,340	1,433

Allergan Finance LLC, 3.25%, 10/1/22	1,000	1,021

Bayer US Finance II LLC, 5.50%, 8/15/25 (3)	50	55
4.40%, 7/15/44 (3)	250	252

Bristol-Myers Squibb Co., 2.00%, 8/1/22	600	600
2.90%, 7/26/24 (3)	900	928
3.20%, 6/15/26 (3)	300	315
4.25%, 10/26/49 (3)	375	435

Eli Lilly & Co., 3.88%, 3/15/39	250	286

GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	1,000	1,044
3.88%, 5/15/28	1,000	1,104
5.38%, 4/15/34	150	193
6.38%, 5/15/38	530	762
4.20%, 3/18/43	20	23

Johnson & Johnson, 1.65%, 3/1/21	185	185
3.55%, 5/15/21	250	257
2.45%, 3/1/26	500	509
4.38%, 12/5/33	250	297
5.95%, 8/15/37	100	142
4.85%, 5/15/41	400	514
3.50%, 1/15/48	1,000	1,100

Merck & Co., Inc., 2.35%, 2/10/22	1,000	1,012
2.75%, 2/10/25	805	834
3.60%, 9/15/42	25	28
4.15%, 5/18/43	60	72

Mylan, Inc., 5.40%, 11/29/43	585	615

Novartis Capital Corp., 2.40%, 5/17/22	170	172

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Pharmaceuticals – 0.8% – continued
2.40%, 9/21/22	$40	$41
3.40%, 5/6/24	250	266
4.40%, 5/6/44	250	309

Pfizer, Inc., 1.95%, 6/3/21	500	501
2.20%, 12/15/21	90	90
2.95%, 3/15/24	250	260
3.40%, 5/15/24	150	159
7.20%, 3/15/39	700	1,098
4.13%, 12/15/46	750	870

Pharmacia LLC, 6.60%, 12/1/28	125	165

Wyeth LLC, 5.95%, 4/1/37	725	985

Zoetis, Inc., 3.25%, 2/1/23	500	513
4.70%, 2/1/43	40	48
3.95%, 9/12/47	450	490
		22,539

Pipeline – 0.9%

Boardwalk Pipelines L.P., 4.45%, 7/15/27	1,650	1,698

Buckeye Partners L.P., 4.88%, 2/1/21	50	51
3.95%, 12/1/26	40	35
5.60%, 10/15/44	500	403

El Paso Natural Gas Co. LLC, 8.63%, 1/15/22	360	408

Enable Midstream Partners L.P., 3.90%, 5/15/24	200	204

Enbridge Energy Partners L.P., 4.20%, 9/15/21	65	67
7.50%, 4/15/38	50	71

Energy Transfer Operating L.P., 4.05%, 3/15/25	25	26
4.75%, 1/15/26	20	22
4.20%, 4/15/27	560	590
5.50%, 6/1/27	521	589
6.63%, 10/15/36	900	1,090
7.50%, 7/1/38	310	398

Enterprise Products Operating LLC, 3.35%, 3/15/23	110	114
3.90%, 2/15/24	820	873

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Pipeline – 0.9% – continued
3.95%, 2/15/27	$500	$543
4.15%, 10/16/28	1,134	1,256
3.13%, 7/31/29	875	896
6.88%, 3/1/33	50	69
7.55%, 4/15/38	485	715
6.45%, 9/1/40	30	40
5.95%, 2/1/41	40	51

Kinder Morgan Energy Partners L.P., 4.30%, 5/1/24	170	182
7.30%, 8/15/33	175	234
6.55%, 9/15/40	205	254
7.50%, 11/15/40	305	415
6.38%, 3/1/41	35	43
5.63%, 9/1/41	310	353
5.40%, 9/1/44	250	286

Magellan Midstream Partners L.P., 4.25%, 2/1/21	200	205
5.00%, 3/1/26	500	561
5.15%, 10/15/43	20	24

MPLX L.P., 4.13%, 3/1/27	235	248
4.80%, 2/15/29	965	1,065
4.70%, 4/15/48	1,000	1,044

ONEOK Partners L.P., 3.38%, 10/1/22	30	31
4.90%, 3/15/25	40	44
6.65%, 10/1/36	80	100
6.20%, 9/15/43	20	25

ONEOK, Inc., 4.55%, 7/15/28	35	38
5.20%, 7/15/48	1,000	1,111

Phillips 66 Partners L.P., 3.61%, 2/15/25	76	79
3.55%, 10/1/26	470	485

Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, 10/15/25	525	561
4.50%, 12/15/26	795	843
6.65%, 1/15/37	80	95
5.15%, 6/1/42	130	132

Sabine Pass Liquefaction LLC, 5.63%, 3/1/25	340	382
5.00%, 3/15/27	1,055	1,163

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Pipeline – 0.9% – continued

Southern Union Co., 8.25%, 11/15/29	$25	$32

Spectra Energy Partners L.P., 3.38%, 10/15/26	290	300
5.95%, 9/25/43	300	380

Sunoco Logistics Partners Operations L.P., 5.95%, 12/1/25	175	200
3.90%, 7/15/26	125	129
4.95%, 1/15/43	1,000	1,013
5.30%, 4/1/44	15	16
5.35%, 5/15/45	80	86

Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	505	624
7.00%, 10/15/28	545	692
8.38%, 6/15/32	215	298
7.63%, 4/1/37	5	7

Williams (The) Cos., Inc., 3.60%, 3/15/22	800	822
6.30%, 4/15/40	995	1,219
5.80%, 11/15/43	200	232
		26,262

Power Generation – 0.1%

Consumers Energy Co., 2.85%, 5/15/22	545	556

Exelon Generation Co. LLC, 4.25%, 6/15/22	250	262
6.25%, 10/1/39	1,000	1,264
5.75%, 10/1/41	430	514

System Energy Resources, Inc., 4.10%, 4/1/23	160	169
		2,765

Property & Casualty Insurance – 0.4%

Alleghany Corp., 4.95%, 6/27/22	55	59

Allstate (The) Corp., 5.55%, 5/9/35	50	65
5.20%, 1/15/42	225	279
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (4)	225	274

American International Group, Inc., 3.75%, 7/10/25	895	946
3.90%, 4/1/26	950	1,012

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Property & Casualty Insurance – 0.4% – continued
4.50%, 7/16/44	$30	$33
4.80%, 7/10/45	15	17
4.38%, 1/15/55	105	112

Berkshire Hathaway Finance Corp., 5.75%, 1/15/40	255	356
4.40%, 5/15/42	100	119
4.30%, 5/15/43	440	518

Berkshire Hathaway, Inc., 2.75%, 3/15/23	30	31
3.13%, 3/15/26	1,445	1,525

Chubb (The) Corp., 6.00%, 5/11/37	50	70
6.50%, 5/15/38	85	126

Chubb INA Holdings, Inc., 3.15%, 3/15/25	295	310
3.35%, 5/3/26	1,000	1,068
6.70%, 5/15/36	50	73
4.15%, 3/13/43	100	118

Hanover Insurance Group (The), Inc., 4.50%, 4/15/26	200	214

Hartford Financial Services Group (The), Inc., 5.95%, 10/15/36	285	372

Loews Corp., 2.63%, 5/15/23	250	254
4.13%, 5/15/43	75	82

Marsh & McLennan Cos., Inc., 3.50%, 6/3/24	75	79
3.50%, 3/10/25	385	407
3.75%, 3/14/26	75	81

Progressive (The) Corp., 3.75%, 8/23/21	330	341
2.45%, 1/15/27	250	251
4.20%, 3/15/48	500	590

Transatlantic Holdings, Inc., 8.00%, 11/30/39	70	103

Travelers (The) Cos., Inc., 6.25%, 6/15/37	375	531
5.35%, 11/1/40	10	13
4.60%, 8/1/43	75	92
4.00%, 5/30/47	1,015	1,163
		11,684

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Publishing & Broadcasting – 0.2%

Discovery Communications LLC, 3.30%, 5/15/22	$340	$348
2.95%, 3/20/23	110	112
3.95%, 6/15/25	230	242
3.95%, 3/20/28	485	503
4.13%, 5/15/29	970	1,021
6.35%, 6/1/40	195	239

NBCUniversal Media LLC, 4.38%, 4/1/21	935	968
2.88%, 1/15/23	125	128
5.95%, 4/1/41	735	1,011
4.45%, 1/15/43	650	754
		5,326

Railroad – 0.4%

Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	355	379
3.40%, 9/1/24	80	85
3.00%, 4/1/25	325	339
3.65%, 9/1/25	200	217
6.20%, 8/15/36	455	636
5.75%, 5/1/40	225	303
4.38%, 9/1/42	975	1,134
5.15%, 9/1/43	280	358
4.70%, 9/1/45	870	1,071

CSX Corp., 4.25%, 6/1/21	100	103
3.70%, 11/1/23	50	53
3.40%, 8/1/24	500	527
2.60%, 11/1/26	270	273
6.00%, 10/1/36	100	129
6.15%, 5/1/37	190	250
6.22%, 4/30/40	365	492
5.50%, 4/15/41	50	63

Norfolk Southern Corp., 2.90%, 2/15/23	725	740
3.95%, 10/1/42	20	22
4.45%, 6/15/45	275	316
3.94%, 11/1/47	524	569
5.10%, 8/1/18 (9)	100	122

Union Pacific Corp., 4.16%, 7/15/22	437	460
2.95%, 1/15/23	35	36
3.50%, 6/8/23	80	84

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Railroad – 0.4% – continued
3.65%, 2/15/24	$524	$554
2.75%, 3/1/26	300	305
4.75%, 9/15/41	100	117
4.30%, 6/15/42	200	223
4.82%, 2/1/44	1,000	1,198
		11,158

Real Estate – 0.8%

Alexandria Real Estate Equities, Inc., 3.95%, 1/15/28	2,000	2,156

American Campus Communities Operating Partnership L.P., 4.13%, 7/1/24	100	107

American Tower Corp., 3.50%, 1/31/23	210	218
4.00%, 6/1/25	115	123
3.38%, 10/15/26	125	130
3.13%, 1/15/27	185	189
3.80%, 8/15/29	1,500	1,601

AvalonBay Communities, Inc., 3.63%, 10/1/20	75	76
2.95%, 9/15/22	50	51
4.35%, 4/15/48	500	603

Boston Properties L.P., 3.85%, 2/1/23	60	63
3.13%, 9/1/23	135	139
3.65%, 2/1/26	90	95

Camden Property Trust, 2.95%, 12/15/22	150	153

Corporate Office Properties L.P., 3.60%, 5/15/23	90	92
5.25%, 2/15/24	100	108

Crown Castle International Corp., 3.15%, 7/15/23	200	205
4.30%, 2/15/29	1,000	1,104
5.20%, 2/15/49	500	618

Digital Realty Trust L.P., 3.63%, 10/1/22	250	259

Duke Realty L.P., 4.38%, 6/15/22	100	105

EPR Properties, 4.75%, 12/15/26	1,000	1,075

ERP Operating L.P., 4.63%, 12/15/21	111	116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Real Estate – 0.8% – continued
3.50%, 3/1/28	$1,000	$1,068
4.50%, 6/1/45	55	66

Essex Portfolio L.P., 3.25%, 5/1/23	50	51
3.88%, 5/1/24	200	211

Federal Realty Investment Trust, 3.00%, 8/1/22	25	25

HCP, Inc., 3.15%, 8/1/22	100	102
4.25%, 11/15/23	43	46
3.88%, 8/15/24	230	245
3.40%, 2/1/25	200	207
3.25%, 7/15/26	630	648

Highwoods Realty L.P., 3.63%, 1/15/23	100	104

Host Hotels & Resorts L.P., 4.00%, 6/15/25	215	227

Kilroy Realty L.P., 4.38%, 10/1/25	200	215

Kimco Realty Corp., 3.20%, 5/1/21	240	243
4.25%, 4/1/45	759	818

Liberty Property L.P., 4.13%, 6/15/22	250	261
4.40%, 2/15/24	80	86

Mid-America Apartments L.P., 3.75%, 6/15/24	100	105

National Retail Properties, Inc., 3.80%, 10/15/22	100	104
3.30%, 4/15/23	100	103

Office Properties Income Trust, 4.50%, 2/1/25	150	155

Piedmont Operating Partnership L.P., 4.45%, 3/15/24	100	105

Realty Income Corp., 3.25%, 10/15/22	265	273
4.65%, 8/1/23	185	201
3.00%, 1/15/27	240	247

Regency Centers Corp., 3.75%, 11/15/22	100	104

Service Properties Trust, 4.50%, 3/15/25	365	370

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Real Estate – 0.8% – continued

Simon Property Group L.P., 2.75%, 2/1/23	$30	$31
3.38%, 10/1/24	90	95
3.30%, 1/15/26	70	73
3.38%, 6/15/27	585	617
3.38%, 12/1/27	1,865	1,973
6.75%, 2/1/40	690	1,014

UDR, Inc., 4.63%, 1/10/22	165	172

Ventas Realty L.P., 3.75%, 5/1/24	60	63
3.50%, 2/1/25	150	157
5.70%, 9/30/43	100	130

Ventas Realty L.P./Ventas Capital Corp., 3.25%, 8/15/22	320	328

Washington Real Estate Investment Trust, 4.95%, 10/1/20	215	218

Welltower, Inc., 4.00%, 6/1/25	315	337
5.13%, 3/15/43	150	175

Weyerhaeuser Co., 4.63%, 9/15/23	185	201
6.88%, 12/15/33	740	986
		22,346

Refining & Marketing – 0.1%

Marathon Petroleum Corp., 3.63%, 9/15/24	305	320
5.13%, 12/15/26	210	236
6.50%, 3/1/41	466	580

Phillips 66, 4.65%, 11/15/34	395	456
5.88%, 5/1/42	305	402

Valero Energy Corp., 7.50%, 4/15/32	765	1,042
		3,036

Restaurants – 0.1%

McDonald’s Corp., 3.63%, 5/20/21	200	205
2.63%, 1/15/22	1,000	1,015
6.30%, 10/15/37	505	697
3.63%, 5/1/43	209	213
4.88%, 12/9/45	542	655

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Restaurants – 0.1% – continued
4.45%, 3/1/47	$350	$402

Starbucks Corp., 2.10%, 2/4/21	540	541
3.85%, 10/1/23	200	212
4.30%, 6/15/45	200	220
		4,160

Retail – Consumer Discretionary – 0.5%

Amazon.com, Inc., 2.50%, 11/29/22	150	153
2.40%, 2/22/23	500	508
2.80%, 8/22/24	980	1,019
3.80%, 12/5/24	20	22
5.20%, 12/3/25	500	588
4.80%, 12/5/34	1,050	1,314
4.95%, 12/5/44	255	338
4.25%, 8/22/57	500	622

AutoZone, Inc., 4.00%, 11/15/20	250	254
2.50%, 4/15/21	95	95
3.70%, 4/15/22	55	57
3.13%, 7/15/23	135	139
3.75%, 6/1/27	250	268

eBay, Inc., 2.60%, 7/15/22	500	504
2.75%, 1/30/23	110	111
3.60%, 6/5/27	500	521
4.00%, 7/15/42	235	229

Home Depot (The), Inc., 4.40%, 4/1/21	250	258
2.63%, 6/1/22	25	26
3.35%, 9/15/25	450	480
2.13%, 9/15/26	275	273
5.88%, 12/16/36	350	484
5.40%, 9/15/40	500	665
5.95%, 4/1/41	405	580
4.88%, 2/15/44	405	522

Lowe’s Cos., Inc., 3.80%, 11/15/21	500	514
3.12%, 4/15/22	500	511
3.13%, 9/15/24	550	571
4.65%, 4/15/42	50	56
4.25%, 9/15/44	75	81
4.55%, 4/5/49	35	40

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Retail – Consumer Discretionary – 0.5% – continued

QVC, Inc., 4.45%, 2/15/25	$415	$431
5.45%, 8/15/34	450	458

TJX (The) Cos., Inc., 2.75%, 6/15/21	150	152
2.50%, 5/15/23	205	209
2.25%, 9/15/26	500	499
		13,552

Retail – Consumer Staples – 0.0%

Bunge Ltd. Finance Corp., 3.25%, 8/15/26	615	615

Sysco Corp., 2.60%, 6/12/22	95	96
3.30%, 7/15/26	120	125
5.38%, 9/21/35	250	313
		1,149

Semiconductors – 0.4%

Altera Corp., 4.10%, 11/15/23	1,340	1,449

Analog Devices, Inc., 2.95%, 1/12/21	500	504

Applied Materials, Inc., 3.90%, 10/1/25	500	545
5.85%, 6/15/41	100	136

Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 1/15/23	80	80
3.63%, 1/15/24	75	77
3.13%, 1/15/25	255	253
3.88%, 1/15/27	375	377

Broadcom, Inc., 4.75%, 4/15/29 (3)	3,000	3,172

Intel Corp., 2.70%, 12/15/22	80	82
3.70%, 7/29/25	815	883
4.00%, 12/15/32	50	58
4.80%, 10/1/41	80	101
3.73%, 12/8/47	1,053	1,174

KLA Corp., 4.65%, 11/1/24	300	330

Maxim Integrated Products, Inc., 3.38%, 3/15/23	50	51

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Semiconductors – 0.4% – continued

QUALCOMM, Inc., 3.45%, 5/20/25	$485	$513
3.25%, 5/20/27	720	752
4.80%, 5/20/45	465	555
4.30%, 5/20/47	330	369
		11,461

Software & Services – 0.9%

Adobe, Inc., 3.25%, 2/1/25	250	264

Autodesk, Inc., 3.50%, 6/15/27	500	517

CA, Inc., 4.50%, 8/15/23	250	260

Citrix Systems, Inc., 4.50%, 12/1/27	200	216

DXC Technology Co., 4.45%, 9/18/22	200	210

Equifax, Inc., 3.30%, 12/15/22	365	375

IBM Credit LLC, 3.00%, 2/6/23	980	1,008

International Business Machines Corp., 2.88%, 11/9/22	235	241
3.63%, 2/12/24	170	180
3.00%, 5/15/24	2,000	2,074
7.00%, 10/30/25	385	484
3.45%, 2/19/26	1,105	1,174
6.50%, 1/15/28	100	128
4.00%, 6/20/42	320	353
4.25%, 5/15/49	500	575

Microsoft Corp., 2.00%, 11/3/20	10	10
2.00%, 8/8/23	765	771
3.63%, 12/15/23	335	358
2.88%, 2/6/24	645	672
3.13%, 11/3/25	845	899
2.40%, 8/8/26	1,955	1,991
3.30%, 2/6/27	1,375	1,483
4.20%, 11/3/35	40	48
3.50%, 11/15/42	150	165
4.88%, 12/15/43	365	481
3.75%, 2/12/45	145	166
4.45%, 11/3/45	360	455

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Software & Services – 0.9% – continued
3.70%, 8/8/46	$630	$717
4.00%, 2/12/55	465	554
3.95%, 8/8/56	215	255

Moody’s Corp., 4.88%, 2/15/24	250	276

Oracle Corp., 2.50%, 10/15/22	210	213
2.63%, 2/15/23	65	66
2.40%, 9/15/23	30	30
3.40%, 7/8/24	320	337
2.95%, 11/15/24	60	62
2.95%, 5/15/25	885	918
2.65%, 7/15/26	3,100	3,165
3.25%, 11/15/27	1,965	2,081
3.80%, 11/15/37	5	5
5.38%, 7/15/40	590	767
4.13%, 5/15/45	365	413
4.00%, 7/15/46	330	369
4.38%, 5/15/55	25	30

S&P Global, Inc., 6.55%, 11/15/37	100	145
		25,961

Supermarkets & Pharmacies – 0.2%

Kroger (The) Co., 2.95%, 11/1/21	660	670
3.40%, 4/15/22	400	413
2.65%, 10/15/26	1,135	1,125
7.50%, 4/1/31	200	274
6.90%, 4/15/38	100	131
5.40%, 1/15/49	400	473

Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	375	387
4.50%, 11/18/34	50	53
4.65%, 6/1/46	635	663
		4,189

Tobacco – 0.3%

Altria Group, Inc., 4.75%, 5/5/21	125	130
2.85%, 8/9/22	100	101
2.95%, 5/2/23	450	457
3.80%, 2/14/24	222	232
2.63%, 9/16/26	95	92
4.80%, 2/14/29	250	274

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Tobacco – 0.3% – continued
4.25%, 8/9/42	$575	$557
4.50%, 5/2/43	250	251
5.38%, 1/31/44	370	411
5.95%, 2/14/49	220	259
6.20%, 2/14/59	280	328

BAT Capital Corp., 3.22%, 8/15/24	1,000	1,011
3.56%, 8/15/27	480	484
4.39%, 8/15/37	500	485
4.54%, 8/15/47	435	417

Philip Morris International, Inc., 4.13%, 5/17/21	250	258
2.90%, 11/15/21	300	305
2.50%, 11/2/22	250	252
2.63%, 3/6/23	100	101
3.38%, 8/11/25	250	263
3.88%, 8/21/42	150	153
4.13%, 3/4/43	405	433
4.88%, 11/15/43	100	117
4.25%, 11/10/44	350	383

Reynolds American, Inc., 4.45%, 6/12/25	500	533
7.25%, 6/15/37	250	316
6.15%, 9/15/43	65	73
5.85%, 8/15/45	310	343
		9,019

Transportation & Logistics – 0.1%

Cummins, Inc., 4.88%, 10/1/43	90	115

FedEx Corp., 3.40%, 2/15/28	780	803
3.90%, 2/1/35	100	102
4.10%, 4/15/43	50	50
4.10%, 2/1/45	50	49
4.95%, 10/17/48	1,000	1,109

JB Hunt Transport Services, Inc., 3.85%, 3/15/24	95	101

PACCAR Financial Corp., 2.25%, 2/25/21	250	251

United Parcel Service, Inc., 2.35%, 5/16/22	165	166
6.20%, 1/15/38	30	42
3.63%, 10/1/42	105	111

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Transportation & Logistics – 0.1% – continued
3.40%, 11/15/46	$290	$293
4.25%, 3/15/49	130	150
		3,342

Travel & Lodging – 0.1%

Marriott International, Inc., 3.38%, 10/15/20	125	126
3.13%, 10/15/21	750	759
3.25%, 9/15/22	550	562
3.13%, 2/15/23	150	152
3.13%, 6/15/26	130	133
		1,732

Utilities – 1.9%

AEP Transmission Co. LLC, 4.00%, 12/1/46	200	226

Alabama Power Co., 6.13%, 5/15/38	50	70
5.50%, 3/15/41	150	196
4.10%, 1/15/42	730	792
3.85%, 12/1/42	60	65

Ameren Illinois Co., 2.70%, 9/1/22	500	509
3.25%, 3/1/25	500	526

American Water Capital Corp., 3.40%, 3/1/25	35	37
2.95%, 9/1/27	1,000	1,026
6.59%, 10/15/37	125	178
4.30%, 12/1/42	75	86
4.30%, 9/1/45	500	579

Appalachian Power Co., 4.60%, 3/30/21	250	257
7.00%, 4/1/38	75	108

Arizona Public Service Co., 4.50%, 4/1/42	230	269
4.70%, 1/15/44	100	120
4.20%, 8/15/48	250	285

Atmos Energy Corp., 4.15%, 1/15/43	250	283
4.13%, 10/15/44	75	87

Baltimore Gas & Electric Co., 3.50%, 11/15/21	275	282
2.40%, 8/15/26	130	130
3.75%, 8/15/47	475	513

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued

Berkshire Hathaway Energy Co., 5.15%, 11/15/43	$500	$632

CenterPoint Energy Houston Electric LLC, 2.25%, 8/1/22	105	105
2.40%, 9/1/26	50	50
3.00%, 2/1/27	150	156
3.55%, 8/1/42	40	43
4.25%, 2/1/49	500	600

CenterPoint Energy Resources Corp., 6.63%, 11/1/37	50	68
5.85%, 1/15/41	50	66

CMS Energy Corp., 3.00%, 5/15/26	40	41
3.45%, 8/15/27	500	526
4.88%, 3/1/44	500	608

Commonwealth Edison Co., 6.45%, 1/15/38	200	289
3.80%, 10/1/42	90	98
4.60%, 8/15/43	100	121

Connecticut Light & Power (The) Co., 2.50%, 1/15/23	420	426
4.00%, 4/1/48	250	288

Consolidated Edison Co. of New York, Inc., 3.30%, 12/1/24	185	194
5.30%, 3/1/35	150	185
5.85%, 3/15/36	100	132
6.20%, 6/15/36	200	271
6.75%, 4/1/38	100	147
5.50%, 12/1/39	85	111
5.70%, 6/15/40	450	602
3.95%, 3/1/43	120	131
4.45%, 3/15/44	100	117
3.85%, 6/15/46	100	109

Consolidated Edison, Inc., 2.00%, 5/15/21	85	85

Dominion Energy South Carolina, Inc., 6.05%, 1/15/38	265	366
5.10%, 6/1/65	50	67

Dominion Energy, Inc., 4.25%, 6/1/28	1,000	1,107
5.25%, 8/1/33	250	303
5.95%, 6/15/35	750	948

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued
7.00%, 6/15/38	$20	$28
4.90%, 8/1/41	35	41
4.05%, 9/15/42	100	106

DTE Electric Co., 2.65%, 6/15/22	160	162
6.63%, 6/1/36	200	285
5.70%, 10/1/37	50	66
3.95%, 6/15/42	100	109
4.05%, 5/15/48	500	580

DTE Energy Co., 6.38%, 4/15/33	50	67

Duke Energy Carolinas LLC, 6.45%, 10/15/32	106	147
6.10%, 6/1/37	150	205
6.00%, 1/15/38	35	48
6.05%, 4/15/38	175	245
3.75%, 6/1/45	350	378

Duke Energy Corp., 3.75%, 4/15/24	100	106
3.75%, 9/1/46	120	124

Duke Energy Florida LLC, 6.35%, 9/15/37	340	484
3.40%, 10/1/46	290	300

Duke Energy Indiana LLC, 6.12%, 10/15/35	500	688
6.35%, 8/15/38	25	36
6.45%, 4/1/39	225	331
4.90%, 7/15/43	1,000	1,251

Duke Energy Progress LLC, 4.10%, 3/15/43	200	226

Entergy Arkansas LLC, 3.05%, 6/1/23	250	256

Entergy Louisiana LLC, 5.40%, 11/1/24	150	174
3.05%, 6/1/31	950	985

Entergy Texas, Inc., 4.50%, 3/30/39	250	294

Evergy, Inc., 5.29%, 6/15/22	220	235

Eversource Energy, 2.80%, 5/1/23	105	107
3.15%, 1/15/25	100	103
3.30%, 1/15/28	165	171

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued

Exelon Corp., 5.63%, 6/15/35	$75	$94
5.10%, 6/15/45	100	124

Florida Power & Light Co., 5.65%, 2/1/37	335	450
5.95%, 2/1/38	150	210
5.96%, 4/1/39	250	354
5.69%, 3/1/40	30	41
4.13%, 2/1/42	250	290
4.05%, 6/1/42	100	115

Georgia Power Co., 2.40%, 4/1/21	75	75
2.85%, 5/15/22	100	102
4.30%, 3/15/42	60	66
4.30%, 3/15/43	100	111

Indiana Michigan Power Co., 6.05%, 3/15/37	200	271

Interstate Power & Light Co., 4.70%, 10/15/43	50	59

ITC Holdings Corp., 3.35%, 11/15/27	200	211

Kansas City Power & Light Co., 5.30%, 10/1/41	50	65

MidAmerican Energy Co., 3.50%, 10/15/24	100	106
4.80%, 9/15/43	100	125
4.40%, 10/15/44	150	180

National Fuel Gas Co., 4.90%, 12/1/21	150	155
3.75%, 3/1/23	250	257

National Grid USA, 5.80%, 4/1/35	425	528

National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22	35	36
2.85%, 1/27/25	1,000	1,031
8.00%, 3/1/32	50	75
4.30%, 3/15/49	125	150

Nevada Power Co., 6.65%, 4/1/36	100	141
5.45%, 5/15/41	35	44

NextEra Energy Capital Holdings, Inc., (Variable, ICE LIBOR USD 3M + 2.13%), 4.24%, 6/15/67 (2)	25	21

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued

NiSource, Inc., 5.95%, 6/15/41	$100	$128
5.25%, 2/15/43	100	122
4.80%, 2/15/44	580	676

Northern States Power Co., 6.25%, 6/1/36	100	140
5.35%, 11/1/39	1,065	1,404
4.13%, 5/15/44	200	231

NSTAR Electric Co., 3.50%, 9/15/21	85	87
2.38%, 10/15/22	100	101

Oglethorpe Power Corp., 5.38%, 11/1/40	150	187

Oklahoma Gas & Electric Co., 4.55%, 3/15/44	65	76
4.15%, 4/1/47	200	225

Oncor Electric Delivery Co. LLC, 4.10%, 6/1/22	250	263
7.25%, 1/15/33	200	296
7.50%, 9/1/38	145	234

PacifiCorp, 2.95%, 2/1/22	100	102
5.25%, 6/15/35	50	62
6.10%, 8/1/36	200	272
5.75%, 4/1/37	540	724
6.25%, 10/15/37	275	387
6.00%, 1/15/39	60	84
4.13%, 1/15/49	50	58

Potomac Electric Power Co., 3.60%, 3/15/24	150	158

PPL Capital Funding, Inc., 4.20%, 6/15/22	50	52
3.50%, 12/1/22	1,035	1,067
5.00%, 3/15/44	100	117

PPL Electric Utilities Corp., 3.00%, 9/15/21	500	509
6.25%, 5/15/39	275	392
5.20%, 7/15/41	35	45
4.13%, 6/15/44	100	114

Progress Energy, Inc., 7.75%, 3/1/31	50	71

PSEG Power LLC, 8.63%, 4/15/31	565	798

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued

Public Service Co. of Colorado, 3.20%, 11/15/20	$500	$504
2.25%, 9/15/22	100	101
2.50%, 3/15/23	150	151

Public Service Co. of Oklahoma, 4.40%, 2/1/21	50	51
6.63%, 11/15/37	125	174

Public Service Electric & Gas Co., 3.00%, 5/15/25	500	523
5.38%, 11/1/39	250	324
3.95%, 5/1/42	50	56
3.65%, 9/1/42	30	32

Puget Energy, Inc., 3.65%, 5/15/25	500	512

Puget Sound Energy, Inc., 5.48%, 6/1/35	25	32
6.27%, 3/15/37	75	103
5.80%, 3/15/40	250	338
5.64%, 4/15/41	80	106

San Diego Gas & Electric Co., 3.00%, 8/15/21	65	66
3.60%, 9/1/23	200	210
6.13%, 9/15/37	50	65
4.50%, 8/15/40	150	174
4.30%, 4/1/42	150	167

Sempra Energy, 2.88%, 10/1/22	60	61
2.90%, 2/1/23	500	508
3.55%, 6/15/24	250	261
3.25%, 6/15/27	150	154
6.00%, 10/15/39	250	321

Sierra Pacific Power Co., 3.38%, 8/15/23	160	167

Southern (The) Co., 3.25%, 7/1/26	1,000	1,031

Southern California Edison Co., 3.88%, 6/1/21	150	153
2.40%, 2/1/22	180	181
6.65%, 4/1/29	300	370
6.00%, 1/15/34	100	126
5.35%, 7/15/35	586	694
5.55%, 1/15/37	275	335
5.95%, 2/1/38	100	128

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued
6.05%, 3/15/39	$50	$65
5.50%, 3/15/40	150	188
3.90%, 3/15/43	150	158

Southern California Gas Co., 5.75%, 11/15/35	150	189
3.75%, 9/15/42	250	270
4.30%, 1/15/49	125	148

Southern Co. Gas Capital Corp., 3.50%, 9/15/21	950	970
5.88%, 3/15/41	600	773
4.40%, 5/30/47	250	282

Southern Power Co., 5.25%, 7/15/43	60	69

Southwest Gas Corp., 3.80%, 9/29/46	250	266

Southwestern Electric Power Co., 3.55%, 2/15/22	150	154
2.75%, 10/1/26	130	130
4.10%, 9/15/28	250	277
6.20%, 3/15/40	200	269

Southwestern Public Service Co., 6.00%, 10/1/36	100	129

Tampa Electric Co., 2.60%, 9/15/22	220	222
4.10%, 6/15/42	50	56

Union Electric Co., 3.90%, 9/15/42	50	55
4.00%, 4/1/48	250	284

Virginia Electric & Power Co., 2.95%, 1/15/22	95	97
6.00%, 1/15/36	37	49
6.00%, 5/15/37	15	20
8.88%, 11/15/38	300	505
4.65%, 8/15/43	150	181
4.45%, 2/15/44	75	88
3.80%, 9/15/47	125	135

Westar Energy, Inc., 4.13%, 3/1/42	275	311
4.63%, 9/1/43	150	179

Wisconsin Electric Power Co., 5.70%, 12/1/36	150	198

Wisconsin Power & Light Co., 2.25%, 11/15/22	300	300

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Utilities – 1.9% – continued
4.10%, 10/15/44	$100	$112

Wisconsin Public Service Corp., 4.75%, 11/1/44	100	124

Xcel Energy, Inc., 6.50%, 7/1/36	100	138
		54,193

Waste & Environment Services & Equipment – 0.1%

Republic Services, Inc., 5.25%, 11/15/21	500	532
3.55%, 6/1/22	100	103
3.20%, 3/15/25	290	302
3.38%, 11/15/27	556	591

Waste Management, Inc., 2.90%, 9/15/22	110	113
2.95%, 6/15/24	106	110
3.13%, 3/1/25	1,000	1,049
3.90%, 3/1/35	125	138
4.10%, 3/1/45	500	573
		3,511

Wireless Telecommunications Services – 0.8%

AT&T, Inc., 3.90%, 3/11/24	30	32
3.40%, 5/15/25	835	871
3.60%, 7/15/25	265	279
3.88%, 1/15/26	65	69
4.13%, 2/17/26	465	502
7.13%, 3/15/26	435	533
3.80%, 2/15/27	980	1,037
4.10%, 2/15/28	1,016	1,098
4.30%, 2/15/30	3,235	3,559
6.35%, 3/15/40	455	578
6.00%, 8/15/40	1,185	1,478
5.35%, 9/1/40	183	214
6.38%, 3/1/41	385	496
5.55%, 8/15/41	90	108
5.38%, 10/15/41	500	585
5.15%, 3/15/42	55	63
5.35%, 12/15/43	725	852
4.35%, 6/15/45	165	173
4.75%, 5/15/46	120	133
5.15%, 11/15/46	197	228
5.65%, 2/15/47	425	527
5.45%, 3/1/47	130	157

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 21.8% – continued

Wireless Telecommunications Services – 0.8% – continued
5.70%, 3/1/57	$65	$82
5.30%, 8/15/58	140	166

Verizon Communications, Inc., 4.15%, 3/15/24	385	416
2.63%, 8/15/26	2,595	2,629
4.33%, 9/21/28	1,230	1,394
4.02%, 12/3/29	810	900
5.25%, 3/16/37	80	99
4.81%, 3/15/39	1,149	1,377
5.50%, 3/16/47	815	1,076
5.01%, 4/15/49	384	483
5.01%, 8/21/54	695	875
		23,069
Total Corporate Bonds
(Cost $578,576)		625,105

FOREIGN ISSUER BONDS – 7.1%

Advertising & Marketing – 0.0%

WPP Finance 2010, 3.75%, 9/19/24	150	156

Auto Parts Manufacturing – 0.0%

Aptiv PLC, 4.25%, 1/15/26	1,000	1,066

Banks – 0.9%

Australia & New Zealand Banking Group Ltd., 2.30%, 6/1/21	250	251
2.55%, 11/23/21	250	252

Barclays Bank PLC, 5.14%, 10/14/20	500	511

BPCE S.A., 2.65%, 2/3/21	250	251
4.00%, 4/15/24	250	269

Cooperatieve Rabobank U.A., 4.50%, 1/11/21	1,000	1,031
3.88%, 2/8/22	1,750	1,824
3.95%, 11/9/22	250	260
2.75%, 1/10/23	1,000	1,018
3.38%, 5/21/25	500	532
5.75%, 12/1/43	250	334

Credit Suisse A.G., 3.00%, 10/29/21	1,250	1,272
3.63%, 9/9/24	750	792

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Banks – 0.9% – continued

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26	$650	$714
4.88%, 5/15/45	500	612

ING Groep N.V., 3.15%, 3/29/22	500	511

Lloyds Banking Group PLC, 3.00%, 1/11/22	675	682
(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (4)	105	105
4.58%, 12/10/25	2,095	2,200

National Australia Bank Ltd., 3.00%, 1/20/23	1,000	1,026
3.38%, 1/14/26	1,000	1,060

Santander UK Group Holdings PLC, 2.88%, 8/5/21	408	410

Santander UK PLC, 4.00%, 3/13/24	250	265

Skandinaviska Enskilda Banken AB, 2.63%, 3/15/21	750	755
1.88%, 9/13/21	980	975

Sumitomo Mitsui Banking Corp., 3.00%, 1/18/23	210	215
3.65%, 7/23/25	500	534

Svenska Handelsbanken AB, 2.45%, 3/30/21	250	251
1.88%, 9/7/21	275	274
3.90%, 11/20/23	250	267

Toronto-Dominion Bank (The), 2.13%, 4/7/21	2,000	2,005
3.25%, 3/11/24	500	523

Westpac Banking Corp., 2.10%, 5/13/21	365	365
2.00%, 8/19/21	250	250
2.85%, 5/13/26	1,000	1,033
2.70%, 8/19/26	1,000	1,023
3.35%, 3/8/27	500	535
		25,187

Cable & Satellite – 0.0%

GrupoTelevisa S.A.B., 6.63%, 1/15/40	570	713

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Chemicals – 0.1%

LYB International Finance B.V., 4.00%, 7/15/23	$185	$196
5.25%, 7/15/43	565	644

LYB International Finance II B.V., 3.50%, 3/2/27	250	257

LyondellBasell Industries N.V., 4.63%, 2/26/55	35	36

Nutrien Ltd., 3.15%, 10/1/22	200	204
3.00%, 4/1/25	180	183
7.13%, 5/23/36	100	133
5.88%, 12/1/36	50	60
5.63%, 12/1/40	250	298
6.13%, 1/15/41	100	124
		2,135

Commercial Finance – 0.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	1,000	1,033
3.95%, 2/1/22	250	258
3.50%, 1/15/25	389	397
		1,688

Design, Manufacturing & Distribution – 0.0%

Flex Ltd., 5.00%, 2/15/23	572	609

Diversified Banks – 0.8%

Bank of Montreal, 2.90%, 3/26/22	500	510
2.55%, 11/6/22	300	305

Bank of Nova Scotia (The), 4.38%, 1/13/21	250	257
2.45%, 3/22/21	735	740
1.88%, 4/26/21	387	387

Barclays PLC, 3.20%, 8/10/21	725	731
3.68%, 1/10/23	250	254
(Variable, ICE LIBOR USD 3M + 1.36%), 4.34%, 5/16/24 (4)	800	836
3.65%, 3/16/25	700	716
5.25%, 8/17/45	200	226
4.95%, 1/10/47	500	549

BNP Paribas S.A., 5.00%, 1/15/21	1,000	1,037

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Diversified Banks – 0.8% – continued
3.25%, 3/3/23	$250	$260

HSBC Holdings PLC, 3.40%, 3/8/21	1,000	1,016
5.10%, 4/5/21	1,600	1,668
2.95%, 5/25/21	1,600	1,616
4.88%, 1/14/22	500	529
6.50%, 9/15/37	300	403
6.80%, 6/1/38	150	209
5.25%, 3/14/44	1,000	1,237

Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	1,000	1,023
2.19%, 9/13/21	820	819
3.29%, 7/25/27	750	784
3.74%, 3/7/29	1,500	1,626

Mizuho Financial Group, Inc., 2.27%, 9/13/21	470	470
2.60%, 9/11/22	200	201

Royal Bank of Canada, 2.15%, 10/26/20	125	125
2.50%, 1/19/21	200	201
2.30%, 3/22/21	250	251
3.70%, 10/5/23	500	529
4.65%, 1/27/26	600	663

Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	395	427
(Variable, ICE LIBOR USD 3M + 1.55%), 4.52%, 6/25/24 (4)	500	526
(Variable, ICE LIBOR USD 3M + 1.76%), 4.27%, 3/22/25 (4)	250	261

Sumitomo Mitsui Financial Group, Inc., 2.06%, 7/14/21	495	494
2.63%, 7/14/26	1,000	1,002
3.54%, 1/17/28	1,250	1,332
		24,220

Electrical Equipment Manufacturing – 0.0%

Johnson Controls International PLC, 4.63%, 7/2/44	215	234
5.13%, 9/14/45	35	41

Tyco Electronics Group S.A., 3.50%, 2/3/22	125	128
7.13%, 10/1/37	50	72
		475

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Exploration & Production – 0.2%

Burlington Resources LLC, 7.20%, 8/15/31	$320	$452
7.40%, 12/1/31	120	171

Canadian Natural Resources Ltd., 3.85%, 6/1/27	1,695	1,784
7.20%, 1/15/32	15	20
6.45%, 6/30/33	135	174
6.75%, 2/1/39	200	266

CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	250	254

Encana Corp., 6.63%, 8/15/37	180	220

Nexen, Inc., 7.88%, 3/15/32	75	111
5.88%, 3/10/35	210	275
6.40%, 5/15/37	390	547
		4,274

Financial Services – 0.1%

GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	830	847
4.42%, 11/15/35	1,000	1,046

Invesco Finance PLC, 4.00%, 1/30/24	100	106
3.75%, 1/15/26	1,000	1,066
		3,065

Food & Beverage – 0.0%

Coca-Cola European Partners PLC, 3.25%, 8/19/21	500	507

Coca-Cola Femsa S.A.B. de C.V., 5.25%, 11/26/43	150	190

Diageo Capital PLC, 3.88%, 4/29/43	175	199
		896

Government Development Banks – 0.7%

Export Development Canada, 1.50%, 5/26/21	1,000	995
2.75%, 3/15/23	1,000	1,037

Export-Import Bank of Korea, 4.00%, 1/29/21	1,000	1,023
2.63%, 5/26/26	1,000	1,014

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Government Development Banks – 0.7% – continued

Japan Bank for International Cooperation, 1.88%, 4/20/21	$800	$800
2.38%, 11/16/22	1,000	1,015
2.75%, 11/16/27	2,000	2,117
3.50%, 10/31/28	750	843

Korea Development Bank (The), 3.00%, 9/14/22	215	221
3.38%, 3/12/23	300	313

Kreditanstalt fuer Wiederaufbau, 2.75%, 10/1/20	1,000	1,008
2.63%, 4/12/21	1,500	1,519
2.63%, 1/25/22	900	920
2.13%, 6/15/22	1,000	1,013
2.00%, 10/4/22	250	253
2.13%, 1/17/23	1,000	1,016
2.00%, 5/2/25	1,500	1,529
2.88%, 4/3/28	1,215	1,327
0.00%, 4/18/36 (10)	500	352

Landwirtschaftliche Rentenbank, 2.38%, 6/10/25	1,000	1,037

Oesterreichische Kontrollbank A.G., 2.38%, 10/1/21	1,000	1,012

Svensk Exportkredit AB, 1.75%, 3/10/21	500	499
		20,863

Government Local – 0.0%

Japan Finance Organization for Municipalities, 4.00%, 1/13/21	500	512

Government Regional – 0.3%

Hydro-Quebec, 9.40%, 2/1/21	200	219

Province of British Columbia Canada, 2.65%, 9/22/21	150	153
2.00%, 10/23/22	300	302
7.25%, 9/1/36	175	289

Province of Manitoba Canada, 2.10%, 9/6/22	100	101

Province of Nova Scotia Canada, 8.25%, 7/30/22	350	407

Province of Ontario Canada, 2.45%, 6/29/22	500	509

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Government Regional – 0.3% – continued
3.40%, 10/17/23	$2,000	$2,125
2.50%, 4/27/26	500	519

Province of Quebec Canada, 2.75%, 8/25/21	100	102
2.63%, 2/13/23	875	900
7.50%, 7/15/23	300	360
7.13%, 2/9/24	100	122
2.50%, 4/9/24	91	94
2.88%, 10/16/24	250	263
7.50%, 9/15/29	375	555

Province of Saskatchewan Canada, 8.50%, 7/15/22	200	233
		7,253

Hardware – 0.0%

Seagate HDD Cayman, 4.88%, 6/1/27	370	382
5.75%, 12/1/34	142	145
		527

Integrated Oils – 0.6%

BP Capital Markets PLC, 3.99%, 9/26/23	30	32
3.28%, 9/19/27	595	626

CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	300	321

Ecopetrol S.A., 4.13%, 1/16/25	1,000	1,055

Equinor ASA, 2.75%, 11/10/21	145	147
2.45%, 1/17/23	280	284
7.75%, 6/15/23	350	420
3.25%, 11/10/24	125	132
3.63%, 9/10/28	360	399
4.25%, 11/23/41	350	410

Husky Energy, Inc., 4.40%, 4/15/29	85	89

Petroleos Mexicanos, 6.50%, 3/13/27	2,380	2,473
6.63%, 6/15/35	200	195
6.50%, 6/2/41	190	182
6.75%, 9/21/47	870	835
6.35%, 2/12/48	1,500	1,378

Shell International Finance B.V., 2.25%, 1/6/23	345	348

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Integrated Oils – 0.6% – continued
2.88%, 5/10/26	$1,135	$1,181
2.50%, 9/12/26	1,335	1,357
6.38%, 12/15/38	415	607
5.50%, 3/25/40	225	305
3.63%, 8/21/42	200	215
4.55%, 8/12/43	60	74
4.38%, 5/11/45	390	471
3.75%, 9/12/46	230	255

Suncor Energy, Inc., 7.15%, 2/1/32	200	277
5.95%, 12/1/34	50	65
5.95%, 5/15/35	430	550
6.80%, 5/15/38	130	182

Total Capital International S.A., 2.75%, 6/19/21	30	30
2.88%, 2/17/22	200	205
3.70%, 1/15/24	415	443
3.75%, 4/10/24	330	354
		15,897

Internet Media – 0.0%

Baidu, Inc., 3.50%, 11/28/22	200	205

Life Insurance – 0.0%

AXA S.A., 8.60%, 12/15/30	75	108

Machinery Manufacturing – 0.0%

Ingersoll-Rand Luxembourg Finance S.A., 3.50%, 3/21/26	250	260
4.65%, 11/1/44	35	40
		300

Medical Equipment & Devices Manufacturing – 0.0%

Koninklijke Philips N.V., 6.88%, 3/11/38	225	330
5.00%, 3/15/42	100	122
		452

Metals & Mining – 0.1%

ArcelorMittal, 5.50%, 3/1/21	700	729

BHP Billiton Finance USA Ltd., 4.13%, 2/24/42	600	691

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Metals & Mining – 0.1% – continued

Rio Tinto Alcan, Inc., 6.13%, 12/15/33	$100	$135
5.75%, 6/1/35	100	131

Rio Tinto Finance USA PLC, 4.75%, 3/22/42	150	187
4.13%, 8/21/42	300	348

Vale Overseas Ltd., 4.38%, 1/11/22	50	52
		2,273

Pharmaceuticals – 0.2%

Allergan Funding SCS, 3.85%, 6/15/24	1,000	1,055
3.80%, 3/15/25	750	785

AstraZeneca PLC, 2.38%, 11/16/20	300	301
3.13%, 6/12/27	100	104
6.45%, 9/15/37	450	635
4.00%, 9/18/42	250	276

Mylan N.V., 3.95%, 6/15/26	285	294

Sanofi, 4.00%, 3/29/21	500	515
3.63%, 6/19/28	250	277

Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	1,000	1,005
2.88%, 9/23/23	250	255

Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (3)	300	323
		5,825

Pipeline – 0.1%

Enbridge, Inc., 4.25%, 12/1/26	70	76
4.50%, 6/10/44	40	44

TransCanada PipeLines Ltd., 9.88%, 1/1/21	175	191
5.85%, 3/15/36	200	247
6.20%, 10/15/37	445	576
6.10%, 6/1/40	375	484
(Variable, ICE LIBOR USD 3M + 2.21%), 4.37%, 5/15/67 (2)	100	78
		1,696

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Property & Casualty Insurance – 0.1%

Aon PLC, 3.50%, 6/14/24	$500	$527

Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	270	289

Willis Towers Watson PLC, 5.75%, 3/15/21	450	472

XLIT Ltd., 4.45%, 3/31/25	210	228
5.25%, 12/15/43	250	325
		1,841

Railroad – 0.1%

Canadian National Railway Co., 2.85%, 12/15/21	85	86
2.75%, 3/1/26	250	257
6.90%, 7/15/28	25	33
6.25%, 8/1/34	15	21
6.20%, 6/1/36	40	57
6.38%, 11/15/37	20	29
3.50%, 11/15/42	150	156

Canadian Pacific Railway Co., 5.95%, 5/15/37	710	956
		1,595

Retail – Consumer Discretionary – 0.0%

Alibaba Group Holding Ltd., 3.40%, 12/6/27	335	349

Software & Services – 0.0%

Thomson Reuters Corp., 5.50%, 8/15/35	150	171
5.65%, 11/23/43	285	341
		512

Sovereigns – 1.0%

Canada Government International Bond, 2.00%, 11/15/22	500	506

Chile Government International Bond, 3.25%, 9/14/21	400	409
3.13%, 1/21/26	500	526
3.63%, 10/30/42	200	221

Colombia Government International Bond, 4.38%, 7/12/21	1,000	1,035
4.50%, 1/28/26	500	546
7.38%, 9/18/37	350	498

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Sovereigns – 1.0% – continued
6.13%, 1/18/41	$250	$326
5.63%, 2/26/44	500	625
5.00%, 6/15/45	1,500	1,755

Hungary Government International Bond, 6.38%, 3/29/21	1,000	1,061
5.38%, 3/25/24	1,000	1,129

Indonesia Government International Bond, 3.50%, 1/11/28	500	516

Israel Government International Bond, 4.00%, 6/30/22	250	262
4.50%, 1/30/43	200	244

Korea International Bond, 3.88%, 9/11/23	200	215
2.75%, 1/19/27	200	207
3.50%, 9/20/28	500	551

Mexico Government International Bond, 4.00%, 10/2/23	150	158
3.75%, 1/11/28	1,000	1,031
7.50%, 4/8/33	100	140
6.75%, 9/27/34	750	1,009
6.05%, 1/11/40	820	1,032
4.75%, 3/8/44	1,000	1,083
5.55%, 1/21/45	500	604
4.60%, 1/23/46	500	532
4.35%, 1/15/47	500	516

Panama Government International Bond, 4.00%, 9/22/24	575	614
3.75%, 3/16/25	500	529
3.88%, 3/17/28	500	543
6.70%, 1/26/36	550	782
4.50%, 5/15/47	250	297

Peruvian Government International Bond, 7.35%, 7/21/25	500	633
6.55%, 3/14/37	500	731
5.63%, 11/18/50	600	879

Philippine Government International Bond, 4.20%, 1/21/24	1,000	1,084
10.63%, 3/16/25	500	713

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Sovereigns – 1.0% – continued
5.50%, 3/30/26	$200	$239
7.75%, 1/14/31	500	751
6.38%, 10/23/34	500	723
5.00%, 1/13/37	500	652
3.70%, 2/2/42	500	577

Republic of Italy Government International Bond, 5.38%, 6/15/33	175	211

Republic of Poland Government International Bond, 5.13%, 4/21/21	150	157
3.00%, 3/17/23	1,000	1,033
4.00%, 1/22/24	150	162

Uruguay Government International Bond, 7.63%, 3/21/36	250	369
4.13%, 11/20/45	400	427
5.10%, 6/18/50	750	893
		29,736

Supermarkets & Pharmacies – 0.0%

Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	116	143

Supranationals – 1.3%

African Development Bank, 1.25%, 7/26/21	500	496
3.00%, 9/20/23	750	788

Asian Development Bank, 2.25%, 1/20/21	5,000	5,027
2.13%, 11/24/21	100	101
2.00%, 4/24/26	1,000	1,019
2.50%, 11/2/27	500	529

Corp. Andina de Fomento, 4.38%, 6/15/22	613	645

European Bank for Reconstruction & Development, 2.75%, 3/7/23	500	518

European Investment Bank, 2.38%, 5/13/21	2,500	2,525
2.13%, 10/15/21	200	202
2.25%, 3/15/22	250	254
3.25%, 1/29/24	250	267
2.25%, 6/24/24	2,000	2,058
2.50%, 10/15/24	1,000	1,041
2.13%, 4/13/26	1,500	1,544

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Supranationals – 1.3% – continued
4.88%, 2/15/36	$200	$277

Inter-American Development Bank, 1.88%, 3/15/21	250	250
2.63%, 4/19/21	2,000	2,026
1.25%, 9/14/21	550	545
1.75%, 9/14/22	400	401
3.00%, 2/21/24	150	159
2.13%, 1/15/25	500	512
2.00%, 6/2/26	1,000	1,019
3.13%, 9/18/28	1,000	1,115
3.88%, 10/28/41	200	255

International Bank for Reconstruction & Development, 2.25%, 6/24/21	500	504
2.75%, 7/23/21	4,000	4,074
1.38%, 9/20/21	2,000	1,989
2.00%, 1/26/22	235	237
1.63%, 2/10/22	1,000	999
2.50%, 11/25/24	600	626
2.13%, 3/3/25	700	717
2.50%, 7/29/25	500	524
4.75%, 2/15/35	25	33

International Finance Corp., 2.25%, 1/25/21	155	156
1.13%, 7/20/21	1,000	990
2.88%, 7/31/23	1,321	1,381

Nordic Investment Bank, 2.25%, 2/1/21	667	671
2.25%, 5/21/24	1,000	1,027
		37,501

Travel & Lodging – 0.0%

Carnival Corp., 3.95%, 10/15/20	250	254

Winding Up Agencies – 0.1%

FMS Wertmanagement, 2.75%, 3/6/23	1,500	1,554

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V., 3.13%, 7/16/22	295	303
6.13%, 11/15/37	505	676

Rogers Communications, Inc., 3.00%, 3/15/23	80	82
3.63%, 12/15/25	1,000	1,064

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 7.1% – continued

Wireless Telecommunications Services – 0.2% – continued
4.50%, 3/15/43	$45	$51
5.45%, 10/1/43	130	167

Vodafone Group PLC, 3.75%, 1/16/24	420	442
4.13%, 5/30/25	895	966
7.88%, 2/15/30	15	21
6.15%, 2/27/37	1,065	1,343
4.38%, 2/19/43	95	98
5.25%, 5/30/48	135	156
		5,369

Wireline Telecommunications Services – 0.1%

British Telecommunications PLC, 9.63%, 12/15/30	100	153

Deutsche Telekom International Finance B.V., 8.75%, 6/15/30	400	591

Orange S.A., 9.00%, 3/1/31	610	950

Telefonica Emisiones S.A., 5.46%, 2/16/21	155	162
4.57%, 4/27/23	240	259
4.10%, 3/8/27	1,010	1,099
5.21%, 3/8/47	150	174
4.90%, 3/6/48	80	89
		3,477
Total Foreign Issuer Bonds
(Cost $191,703)		202,726

U.S. GOVERNMENT AGENCIES – 28.9% (11)

Fannie Mae – 12.4%
2.88%, 10/30/20	1,000	1,011
2.75%, 6/22/21	2,000	2,035
2.25%, 4/12/22	3,000	3,048
2.88%, 9/12/23	1,500	1,572
1.75%, 7/2/24	2,000	2,011
2.63%, 9/6/24	1,000	1,048
2.13%, 4/24/26	1,000	1,029
7.13%, 1/15/30	1,500	2,228
6.63%, 11/15/30	200	293
5.63%, 7/15/37	500	740

Fannie Mae-Aces, Series 2012-M17, Class A2, 2.18%, 11/25/22	150	152

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Fannie Mae-Aces, Series 2012-M2, Class A2, 2.72%, 2/25/22	$112	$114

Fannie Mae-Aces, Series 2012-M4, Class 1A2, 2.98%, 4/25/22	101	103

Fannie Mae-Aces, Series 2012-M5, Class A2, 2.72%, 2/25/22	119	121

Fannie Mae-Aces, Series 2012-M9, Class A2, 2.48%, 4/25/22	148	149

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	187	196

Fannie Mae-Aces, Series 2013-M6, Class 1AC, 3.66%, 2/25/43 (1)(2)	150	162

Fannie Mae-Aces, Series 2013-M6, Class 2A, 2.60%, 3/25/23 (1)(2)	108	111

Fannie Mae-Aces, Series 2013-M7, Class A2, 2.28%, 12/27/22	108	109

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	93	94

Fannie Mae-Aces, Series 2014-M13, Class A2, 3.02%, 8/25/24	100	104

Fannie Mae-Aces, Series 2014-M3, Class A2, 3.50%, 1/25/24	277	292

Fannie Mae-Aces, Series 2014-M4, Class A2, 3.35%, 3/25/24	545	571

Fannie Mae-Aces, Series 2015-M1, Class A2, 2.53%, 9/25/24	150	153

Fannie Mae-Aces, Series 2015-M11, Class A2, 2.92%, 4/25/25 (1)(2)	500	519

Fannie Mae-Aces, Series 2015-M3, Class A2, 2.72%, 10/25/24	250	257

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Fannie Mae-Aces, Series 2016-M3, Class A2, 2.70%, 2/25/26	$100	$103

Fannie Mae-Aces, Series 2016-M4, Class A2, 2.58%, 3/25/26	100	102

Fannie Mae-Aces, Series 2016-M5, Class A2, 2.47%, 4/25/26	250	254

Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	246	247

Fannie Mae-Aces, Series 2016-M9, Class A2, 2.29%, 6/25/26	100	101

Fannie Mae-Aces, Series 2017-M1, Class A2, 2.50%, 10/25/26 (1)(2)	100	102

Fannie Mae-Aces, Series 2017-M11, Class A2, 2.98%, 8/25/29	125	132

Fannie Mae-Aces, Series 2017-M2, Class A2, 2.89%, 2/25/27 (1)(2)	100	104

Fannie Mae-Aces, Series 2017-M4, Class A2, 2.67%, 12/25/26 (1)(2)	150	155

Fannie Mae-Aces, Series 2017-M5, Class A2, 3.30%, 4/25/29 (1)(2)	125	134

Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	300	317

Fannie Mae-Aces, Series 2018-M1, Class A2, 3.08%, 12/25/27 (1)(2)	250	265

Fannie Mae-Aces, Series 2018-M10, Class A2, 3.50%, 7/25/28 (1)(2)	200	217

Fannie Mae-Aces, Series 2018-M13, Class A2, 3.82%, 9/25/30 (1)(2)	200	225

Fannie Mae-Aces, Series 2018-M2, Class A2, 3.00%, 1/25/28 (1)(2)	125	131

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Fannie Mae-Aces, Series 2018-M3, Class A2, 3.19%, 2/25/30 (1)(2)	$100	$106

Fannie Mae-Aces, Series 2018-M4, Class A2, 3.14%, 3/25/28 (1)(2)	100	106

Fannie Mae-Aces, Series 2018-M8, Class A2, 3.44%, 6/25/28 (1)(2)	100	108

Fannie Mae-Aces, Series 2019-M1, Class A2, 3.67%, 9/25/28 (1)(2)	250	276

Fannie Mae-Aces, Series 2019-M18, Class A2, 2.47%, 8/25/29	200	203

Fannie Mae-Aces, Series 2019-M4, Class A2, 3.61%, 2/25/31	150	168

Fannie Mae-Aces, Series 2019-M7, Class A2, 3.14%, 4/25/29	200	216

Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 4/25/29	200	212

Pool #256792, 6.50%, 6/1/22	11	11

Pool #256925, 6.00%, 10/1/37	16	18

Pool #256959, 6.00%, 11/1/37	88	101

Pool #257042, 6.50%, 1/1/38	182	208

Pool #257106, 4.50%, 1/1/28	2	2

Pool #257237, 4.50%, 6/1/28	27	28

Pool #357630, 5.00%, 10/1/19 (12)	–	–

Pool #707791, 5.00%, 6/1/33	101	112

Pool #725425, 5.50%, 4/1/34	37	42

Pool #730811, 4.50%, 8/1/33	81	87

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #735222, 5.00%, 2/1/35	$22	$24

Pool #735358, 5.50%, 2/1/35	90	102

Pool #735502, 6.00%, 4/1/35	13	15

Pool #737853, 5.00%, 9/1/33	199	220

Pool #745336, 5.00%, 3/1/36	454	502

Pool #745418, 5.50%, 4/1/36	33	37

Pool #745754, 5.00%, 9/1/34	253	280

Pool #745826, 6.00%, 7/1/36	114	127

Pool #747383, 5.50%, 10/1/33	92	99

Pool #755632, 5.00%, 4/1/34	71	78

Pool #772730, 5.00%, 4/1/34	73	80

Pool #790406, 6.00%, 9/1/34	48	55

Pool #793666, 5.50%, 9/1/34	66	74

Pool #796250, 5.50%, 11/1/34	43	48

Pool #800471, 5.50%, 10/1/34	224	253

Pool #807701, 4.50%, 12/1/19 (12)	–	–

Pool #811944, 4.50%, 1/1/20	1	1

Pool #817795, 6.00%, 8/1/36	21	24

Pool #826057, 5.00%, 7/1/35	51	56

Pool #826585, 5.00%, 8/1/35	102	113

Pool #828523, 5.00%, 7/1/35	37	40

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #831676, 6.50%, 8/1/36	$14	$16

Pool #832628, 5.50%, 9/1/20	4	4

Pool #833067, 5.50%, 9/1/35	127	143

Pool #833163, 5.00%, 9/1/35	65	72

Pool #840577, 5.00%, 10/1/20	3	3

Pool #844909, 4.50%, 10/1/20 (12)	–	–

Pool #845425, 6.00%, 2/1/36	67	76

Pool #847921, 5.50%, 11/1/20	17	18

Pool #863759, 4.00%, 12/1/20	1	1

Pool #864435, 4.50%, 12/1/20	10	10

Pool #868435, 6.00%, 4/1/36	103	118

Pool #869710, 6.00%, 4/1/36	51	59

Pool #871135, 6.00%, 1/1/37	33	37

Pool #880505, 6.00%, 8/1/21	2	2

Pool #881818, 6.50%, 8/1/36	87	101

Pool #885769, 6.00%, 6/1/36	5	6

Pool #885866, 6.00%, 6/1/36	74	84

Pool #887111, 5.50%, 5/1/20 (12)	–	–

Pool #888100, 5.50%, 9/1/36	158	178

Pool #888152, 5.00%, 5/1/21	2	2

Pool #888205, 6.50%, 2/1/37	31	36

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #888447, 4.00%, 5/1/21	$3	$3

Pool #889224, 5.50%, 1/1/37	170	192

Pool #889390, 6.00%, 3/1/23	11	12

Pool #889401, 6.00%, 3/1/38	73	84

Pool #889415, 6.00%, 5/1/37	327	377

Pool #889579, 6.00%, 5/1/38	158	182

Pool #889630, 6.50%, 3/1/38	21	23

Pool #889970, 5.00%, 12/1/36	125	138

Pool #890234, 6.00%, 10/1/38	74	85

Pool #890329, 4.00%, 4/1/26	749	780

Pool #890339, 5.00%, 9/1/20	2	2

Pool #890796, 3.50%, 12/1/45	2,925	3,056

Pool #893363, 5.00%, 6/1/36	42	46

Pool #893366, 5.00%, 4/1/35	62	68

Pool #898417, 6.00%, 10/1/36	18	20

Pool #899079, 5.00%, 3/1/37	41	45

Pool #902414, 5.50%, 11/1/36	82	92

Pool #906090, 5.50%, 1/1/37	100	113

Pool #910147, 5.00%, 3/1/22	11	11

Pool #912414, 4.50%, 1/1/22	12	13

Pool #915499, 5.00%, 3/1/37	61	65

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #918515, 5.00%, 6/1/37	$72	$79

Pool #923123, 5.00%, 4/1/36	9	10

Pool #923166, 7.50%, 1/1/37	6	6

Pool #928261, 4.50%, 3/1/36	66	72

Pool #928584, 6.50%, 8/1/37	214	245

Pool #928909, 6.00%, 12/1/37	1	1

Pool #928915, 6.00%, 11/1/37	8	9

Pool #930606, 4.00%, 2/1/39	459	489

Pool #931195, 4.50%, 5/1/24	70	73

Pool #932023, 5.00%, 1/1/38	61	67

Pool #932741, 4.50%, 4/1/40	304	331

Pool #934466, 5.50%, 9/1/23	30	31

Pool #940623, 5.50%, 8/1/37	28	31

Pool #943388, 6.00%, 6/1/37	130	149

Pool #943617, 6.00%, 8/1/37	60	69

Pool #945876, 5.50%, 8/1/37	9	10

Pool #946527, 7.00%, 9/1/37	15	16

Pool #947216, 6.00%, 10/1/37	40	46

Pool #949391, 5.50%, 8/1/22	1	1

Pool #953018, 6.50%, 10/1/37	57	65

Pool #953910, 6.00%, 11/1/37	36	41

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #955771, 6.50%, 10/1/37	$36	$41

Pool #959604, 6.50%, 11/1/37	8	9

Pool #959880, 5.50%, 11/1/37	15	17

Pool #962687, 5.00%, 4/1/38	89	99

Pool #963735, 4.50%, 6/1/23	35	36

Pool #965389, 6.00%, 10/1/23	23	23

Pool #966660, 6.00%, 12/1/37	1	2

Pool #968037, 6.00%, 1/1/38	27	29

Pool #969632, 6.50%, 1/1/38	18	20

Pool #970013, 4.50%, 6/1/38	130	137

Pool #972452, 5.50%, 3/1/38	139	154

Pool #975365, 5.00%, 6/1/23	18	19

Pool #976963, 5.50%, 2/1/38	977	1,104

Pool #981704, 5.00%, 6/1/23	55	57

Pool #981854, 5.50%, 7/1/38	43	47

Pool #984075, 4.50%, 6/1/23	16	17

Pool #986760, 5.50%, 7/1/38	253	285

Pool #987114, 5.50%, 9/1/23	4	4

Pool #987115, 5.50%, 9/1/23	9	9

Pool #992472, 6.00%, 10/1/38	10	11

Pool #992491, 4.50%, 10/1/23	20	20

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #993055, 5.50%, 12/1/38	$18	$20

Pool #995018, 5.50%, 6/1/38	53	60

Pool #995203, 5.00%, 7/1/35	376	415

Pool #995266, 5.00%, 12/1/23	142	147

Pool #995879, 6.00%, 4/1/39	72	82

Pool #AA0649, 5.00%, 12/1/38	233	257

Pool #AA2939, 4.50%, 4/1/39	436	475

Pool #AA4482, 4.00%, 4/1/39	362	387

Pool #AA4562, 4.50%, 9/1/39	389	425

Pool #AA8978, 4.50%, 7/1/39	101	110

Pool #AA9357, 4.50%, 8/1/39	371	401

Pool #AB1048, 4.50%, 5/1/40	542	588

Pool #AB2067, 3.50%, 1/1/41	772	811

Pool #AB2092, 4.00%, 1/1/41	389	418

Pool #AB2272, 4.50%, 2/1/41	538	592

Pool #AB2693, 4.50%, 4/1/41	381	414

Pool #AB2768, 4.50%, 4/1/41	425	460

Pool #AB3035, 5.00%, 5/1/41	624	688

Pool #AB3246, 5.00%, 7/1/41	145	159

Pool #AB4057, 4.00%, 12/1/41	1,513	1,617

Pool #AB4293, 3.50%, 1/1/42	971	1,020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AB5049, 4.00%, 4/1/42	$1,501	$1,604

Pool #AB6016, 3.50%, 8/1/42	689	723

Pool #AB6293, 3.50%, 9/1/27	955	989

Pool #AB6472, 2.00%, 10/1/27	416	416

Pool #AB7076, 3.00%, 11/1/42	2,246	2,314

Pool #AB7503, 3.00%, 1/1/43	963	993

Pool #AB7733, 3.00%, 1/1/43	2,024	2,085

Pool #AB8787, 2.00%, 3/1/28	906	907

Pool #AB9019, 3.00%, 4/1/43	827	852

Pool #AB9136, 2.50%, 4/1/43	96	96

Pool #AB9363, 3.50%, 5/1/43	2,281	2,396

Pool #AB9990, 3.00%, 7/1/33	194	200

Pool #AC2947, 5.50%, 9/1/39	364	393

Pool #AC2969, 5.00%, 9/1/39	1,510	1,668

Pool #AC3263, 4.50%, 9/1/29	142	152

Pool #AC3312, 4.50%, 10/1/39	775	839

Pool #AC4861, 4.50%, 11/1/24	177	184

Pool #AC5040, 4.00%, 10/1/24	93	97

Pool #AC6118, 4.50%, 11/1/39	214	232

Pool #AC6742, 4.50%, 1/1/40	846	921

Pool #AC8518, 5.00%, 12/1/39	327	362

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AC9581, 5.50%, 1/1/40	$725	$809

Pool #AD0119, 6.00%, 7/1/38	206	238

Pool #AD0585, 4.50%, 12/1/39	405	444

Pool #AD0639, 6.00%, 12/1/38	56	64

Pool #AD0969, 5.50%, 8/1/37	276	312

Pool #AD5241, 4.50%, 7/1/40	220	234

Pool #AD5525, 5.00%, 6/1/40	327	362

Pool #AD5556, 4.00%, 6/1/25	63	66

Pool #AD7859, 5.00%, 6/1/40	201	220

Pool #AE0949, 4.00%, 2/1/41	885	945

Pool #AE0971, 4.00%, 5/1/25	59	62

Pool #AE0981, 3.50%, 3/1/41	711	747

Pool #AE1807, 4.00%, 10/1/40	1,164	1,244

Pool #AE3873, 4.50%, 10/1/40	169	183

Pool #AE5436, 4.50%, 10/1/40	216	234

Pool #AE7758, 3.50%, 11/1/25	129	133

Pool #AH0525, 4.00%, 12/1/40	933	996

Pool #AH1295, 3.50%, 1/1/26	256	264

Pool #AH3226, 5.00%, 2/1/41	63	70

Pool #AH4158, 4.00%, 1/1/41	169	181

Pool #AH4450, 3.00%, 1/1/26	148	151

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AH5573, 4.00%, 2/1/41	$785	$839

Pool #AH5614, 3.50%, 2/1/26	253	262

Pool #AH8854, 4.50%, 4/1/41	235	254

Pool #AI1247, 4.00%, 4/1/26	121	126

Pool #AI3470, 4.50%, 6/1/41	341	370

Pool #AI4361, (Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.05% Cap), 4.44%, 9/1/41 (2)	13	13

Pool #AI4380, (Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.89% Cap), 4.68%, 11/1/41 (2)	13	13

Pool #AI5603, 4.50%, 7/1/41	198	214

Pool #AI7743, 4.00%, 8/1/41	180	190

Pool #AI9137, 2.50%, 11/1/27	1,137	1,149

Pool #AI9555, 4.00%, 9/1/41	484	517

Pool #AI9828, (Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.86% Cap), 4.68%, 11/1/41 (2)	23	24

Pool #AJ2001, (Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.03% Cap), 4.68%, 10/1/41 (2)	14	15

Pool #AJ4093, 3.50%, 10/1/26	64	66

Pool #AJ4408, 4.50%, 10/1/41	104	113

Pool #AJ6086, 3.00%, 12/1/26	198	203

Pool #AJ9152, 3.50%, 12/1/26	818	846

Pool #AJ9218, 4.00%, 2/1/42	667	713

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AJ9326, 3.50%, 1/1/42	$1,112	$1,173

Pool #AJ9355, 3.00%, 1/1/27	438	449

Pool #AK4813, 3.50%, 3/1/42	465	488

Pool #AK4945, 3.50%, 2/1/42	512	538

Pool #AK7766, 2.50%, 3/1/27	530	535

Pool #AK9444, 4.00%, 3/1/42	172	184

Pool #AL0442, 5.50%, 6/1/40	83	93

Pool #AL0766, 4.00%, 9/1/41	1,084	1,160

Pool #AL1449, 4.00%, 1/1/42	1,190	1,271

Pool #AL1849, 6.00%, 2/1/39	322	370

Pool #AL1939, 3.50%, 6/1/42	1,198	1,259

Pool #AL2243, 4.00%, 3/1/42	1,135	1,213

Pool #AL2303, 4.50%, 6/1/26	110	114

Pool #AL2326, 4.50%, 4/1/42	2,145	2,324

Pool #AL2397, (Floating, ICE LIBOR USD 1Y + 1.71%, 1.71% Floor, 7.69% Cap), 4.39%, 8/1/42 (2)	67	70

Pool #AL2438, 3.00%, 9/1/27	1,029	1,056

Pool #AL2893, 3.50%, 12/1/42	2,782	2,934

Pool #AL3396, 2.50%, 3/1/28	484	490

Pool #AL3803, 3.00%, 6/1/28	902	926

Pool #AL4408, 4.50%, 11/1/43	1,335	1,446

Pool #AL4462, 2.50%, 6/1/28	877	885

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AL4908, 4.00%, 2/1/44	$1,011	$1,078

Pool #AL5167, 3.50%, 1/1/34	265	276

Pool #AL5254, 3.00%, 11/1/27	627	644

Pool #AL5377, 4.00%, 6/1/44	2,756	2,949

Pool #AL5734, 3.50%, 9/1/29	822	860

Pool #AL5785, 4.00%, 9/1/44	1,613	1,736

Pool #AL6488, 3.50%, 8/1/43	579	608

Pool #AL7807, 3.00%, 11/1/30	2,215	2,282

Pool #AL8469, 3.50%, 4/1/31	392	411

Pool #AL8908, 3.00%, 8/1/46	817	840

Pool #AL8951, 3.00%, 8/1/46	759	779

Pool #AL9582, 3.00%, 12/1/31	1,012	1,041

Pool #AO0752, 3.00%, 4/1/42	648	668

Pool #AO0800, 3.00%, 4/1/27	416	427

Pool #AO2973, 3.50%, 5/1/42	1,381	1,463

Pool #AO4136, 3.50%, 6/1/42	851	894

Pool #AO7970, 2.50%, 6/1/27	280	283

Pool #AO8031, 3.50%, 7/1/42	2,340	2,457

Pool #AO8629, 3.50%, 7/1/42	395	415

Pool #AP6273, 3.00%, 10/1/42	631	651

Pool #AQ6784, 3.50%, 12/1/42	703	739

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AQ8185, 2.50%, 1/1/28	$172	$174

Pool #AQ8647, 3.50%, 12/1/42	1,046	1,099

Pool #AR1706, 2.50%, 1/1/28	2,657	2,683

Pool #AR3054, 3.00%, 1/1/28	622	640

Pool #AR3792, 3.00%, 2/1/43	606	625

Pool #AR8151, 3.00%, 3/1/43	1,159	1,194

Pool #AR9188, 2.50%, 3/1/43	144	144

Pool #AR9582, 3.00%, 3/1/43	376	388

Pool #AS0018, 3.00%, 7/1/43	2,506	2,582

Pool #AS0275, 3.00%, 8/1/33	248	256

Pool #AS3294, 4.00%, 9/1/44	1,878	1,984

Pool #AS3600, 3.00%, 10/1/29	1,408	1,449

Pool #AS3657, 4.50%, 10/1/44	1,115	1,189

Pool #AS4085, 4.00%, 12/1/44	555	593

Pool #AS4306, 3.00%, 1/1/45	1,067	1,093

Pool #AS4458, 3.50%, 2/1/45	3,392	3,549

Pool #AS4715, 3.00%, 4/1/45	914	938

Pool #AS5090, 2.50%, 6/1/30	340	345

Pool #AS5324, 2.50%, 7/1/30	775	782

Pool #AS5500, 3.00%, 7/1/35	387	398

Pool #AS5666, 4.00%, 8/1/45	1,154	1,218

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AS5892, 3.50%, 10/1/45	$1,547	$1,612

Pool #AS6192, 3.50%, 11/1/45	2,899	3,021

Pool #AS6262, 3.50%, 11/1/45	1,746	1,818

Pool #AS6332, 3.50%, 12/1/45	1,911	1,990

Pool #AS6398, 3.50%, 12/1/45	1,356	1,412

Pool #AS6730, 3.50%, 2/1/46	2,481	2,589

Pool #AS6887, 2.50%, 3/1/31	708	717

Pool #AS7149, 3.00%, 5/1/46	1,381	1,421

Pool #AS7157, 3.00%, 5/1/46	857	878

Pool #AS7247, 4.00%, 5/1/46	559	589

Pool #AS7343, 3.00%, 6/1/46	819	839

Pool #AS7480, 2.00%, 7/1/31	192	190

Pool #AS7580, 3.00%, 7/1/46	974	998

Pool #AS8067, 3.00%, 10/1/46	1,343	1,378

Pool #AS8074, 3.00%, 10/1/46	784	803

Pool #AS8178, 3.00%, 10/1/36	243	250

Pool #AS8194, 2.50%, 10/1/31	2,358	2,389

Pool #AS8424, 3.00%, 12/1/36	381	392

Pool #AS8483, 3.00%, 12/1/46	1,220	1,249

Pool #AS8591, 2.00%, 1/1/32	371	368

Pool #AS8614, 3.50%, 1/1/32	253	265

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AS8699, 4.00%, 1/1/47	$3,334	$3,499

Pool #AS8787, 2.00%, 2/1/32	198	196

Pool #AS8960, 4.00%, 3/1/47	756	800

Pool #AS9505, 3.00%, 4/1/32	734	753

Pool #AS9615, 4.50%, 5/1/47	1,125	1,193

Pool #AT0666, 3.50%, 4/1/43	459	482

Pool #AT2720, 3.00%, 5/1/43	1,062	1,094

Pool #AT3164, 3.00%, 4/1/43	1,829	1,885

Pool #AT3180, 3.00%, 5/1/43	2,239	2,307

Pool #AT5026, 3.00%, 5/1/43	1,940	1,999

Pool #AU1657, 2.50%, 7/1/28	410	415

Pool #AU1689, 3.50%, 8/1/43	2,339	2,457

Pool #AU1808, 3.00%, 8/1/43	1,873	1,929

Pool #AU3164, 3.00%, 8/1/33	216	223

Pool #AU5918, 3.00%, 9/1/43	1,760	1,810

Pool #AU5919, 3.50%, 9/1/43	1,214	1,274

Pool #AV0691, 4.00%, 12/1/43	2,144	2,288

Pool #AV2339, 4.00%, 12/1/43	487	520

Pool #AW8167, 3.50%, 2/1/42	557	585

Pool #AW8595, 3.00%, 8/1/29	350	361

Pool #AX2163, 3.50%, 11/1/44	690	720

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #AX4413, 4.00%, 11/1/44	$1,293	$1,366

Pool #AX4839, 3.50%, 11/1/44	1,328	1,386

Pool #AX6139, 4.00%, 11/1/44	1,705	1,805

Pool #AY0544, 2.50%, 8/1/27	1,208	1,220

Pool #AY3062, 3.00%, 11/1/26	405	416

Pool #AY9555, 3.00%, 5/1/45	1,511	1,548

Pool #AZ1449, 3.00%, 7/1/45	1,027	1,051

Pool #AZ2936, 3.00%, 9/1/45	533	546

Pool #AZ2947, 4.00%, 9/1/45	1,241	1,310

Pool #AZ4775, 3.50%, 10/1/45	868	904

Pool #AZ6684, 3.00%, 2/1/31	739	760

Pool #BA2911, 3.00%, 11/1/30	352	360

Pool #BC0326, 3.50%, 12/1/45	634	660

Pool #BC0822, 3.50%, 4/1/46	5,722	5,957

Pool #BC1105, 3.50%, 2/1/46	2,342	2,440

Pool #BC1510, 3.00%, 8/1/46	683	700

Pool #BC9096, 3.50%, 12/1/46	914	948

Pool #BE3171, 2.50%, 2/1/32	755	762

Pool #BH1130, 3.50%, 4/1/32	612	637

Pool #BH5784, 3.00%, 11/1/32	2,575	2,650

Pool #BH7032, 3.50%, 12/1/47	645	668

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #BH7106, 3.50%, 1/1/48	$1,318	$1,363

Pool #BH9215, 3.50%, 1/1/48	2,314	2,389

Pool #BJ0648, 3.50%, 3/1/48	1,379	1,423

Pool #BJ9181, 5.00%, 5/1/48	1,046	1,122

Pool #BJ9260, 4.00%, 4/1/48	1,370	1,430

Pool #BJ9977, 4.00%, 5/1/48	625	651

Pool #BK0276, 4.00%, 9/1/48	500	522

Pool #BK0920, 4.00%, 7/1/48	2,923	3,045

Pool #BK0922, 4.50%, 7/1/48	435	459

Pool #BK4740, 4.00%, 8/1/48	777	809

Pool #BK4764, 4.00%, 8/1/48	865	900

Pool #BK4816, 4.00%, 9/1/48	1,456	1,518

Pool #BM1687, 4.00%, 1/1/47	3,059	3,207

Pool #BM1787, 4.00%, 9/1/47	1,886	1,995

Pool #BM2001, 3.50%, 12/1/46	352	366

Pool #BM3286, 4.50%, 11/1/47	217	230

Pool #BM4151, 2.50%, 6/1/32	2,424	2,448

Pool #BM5288, 3.50%, 1/1/34	865	894

Pool #BM5466, 2.50%, 10/1/43	829	828

Pool #BM5804, 5.00%, 1/1/49	1,576	1,693

Pool #BN1176, 4.50%, 11/1/48	646	684

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #BN1628, 4.50%, 11/1/48	$548	$577

Pool #BN5947, 3.50%, 6/1/49	565	582

Pool #BN6097, 4.00%, 6/1/49	3,924	4,085

Pool #BN6683, 3.50%, 6/1/49	1,528	1,572

Pool #BO1012, 3.50%, 8/1/49	721	743

Pool #BO1021, 3.50%, 8/1/49	722	745

Pool #BO1169, 3.50%, 7/1/49	530	545

Pool #CA0110, 3.50%, 8/1/47	1,616	1,673

Pool #CA0619, 4.00%, 10/1/47	387	405

Pool #CA0620, 4.00%, 10/1/47	3,992	4,177

Pool #CA0656, 3.50%, 11/1/47	2,131	2,219

Pool #CA0859, 3.50%, 12/1/47	2,128	2,195

Pool #CA0917, 3.50%, 12/1/47	1,281	1,333

Pool #CA1370, 4.00%, 3/1/48	813	859

Pool #CA1378, 4.00%, 3/1/48	847	884

Pool #CA1564, 4.50%, 4/1/48	431	455

Pool #CA1711, 4.50%, 5/1/48	1,265	1,336

Pool #CA1902, 4.50%, 6/1/48	1,305	1,395

Pool #CA1909, 4.50%, 6/1/48	602	636

Pool #CA1951, 4.00%, 7/1/48	949	992

Pool #CA1952, 4.50%, 6/1/48	462	489

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #CA2056, 4.50%, 7/1/48	$611	$646

Pool #CA2208, 4.50%, 8/1/48	444	469

Pool #CA2256, 3.50%, 8/1/33	859	895

Pool #CA2366, 3.50%, 9/1/48	735	759

Pool #CA2375, 4.00%, 9/1/48	2,970	3,099

Pool #CA2559, 4.00%, 11/1/33	1,034	1,086

Pool #CA2616, 3.50%, 11/1/48	1,913	1,996

Pool #CA2729, 4.50%, 11/1/48	2,791	2,956

Pool #MA0361, 4.00%, 3/1/30	137	145

Pool #MA0667, 4.00%, 3/1/31	350	370

Pool #MA0706, 4.50%, 4/1/31	416	447

Pool #MA0711, 3.50%, 4/1/31	224	233

Pool #MA0804, 4.00%, 7/1/31	230	243

Pool #MA0976, 3.50%, 2/1/32	500	521

Pool #MA1107, 3.50%, 7/1/32	630	655

Pool #MA1138, 3.50%, 8/1/32	344	358

Pool #MA1141, 3.00%, 8/1/32	177	183

Pool #MA1200, 3.00%, 10/1/32	968	998

Pool #MA1239, 3.50%, 11/1/32	471	490

Pool #MA1432, 3.00%, 5/1/33	979	1,009

Pool #MA1511, 2.50%, 7/1/33	297	298

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #MA1764, 4.00%, 1/1/34	$413	$438

Pool #MA2320, 3.00%, 7/1/35	865	890

Pool #MA2473, 3.50%, 12/1/35	374	388

Pool #MA2489, 2.50%, 12/1/30	1,132	1,143

Pool #MA2512, 4.00%, 1/1/46	517	546

Pool #MA2670, 3.00%, 7/1/46	2,225	2,278

Pool #MA2672, 3.00%, 7/1/36	487	501

Pool #MA2705, 3.00%, 8/1/46	1,572	1,610

Pool #MA2737, 3.00%, 9/1/46	713	731

Pool #MA2738, 3.00%, 9/1/36	700	720

Pool #MA2771, 3.00%, 10/1/46	770	789

Pool #MA2775, 2.50%, 10/1/31	398	402

Pool #MA2781, 2.50%, 10/1/46	503	502

Pool #MA2804, 3.00%, 11/1/36	863	888

Pool #MA2817, 2.50%, 11/1/36	386	388

Pool #MA2841, 2.50%, 12/1/36	156	157

Pool #MA2863, 3.00%, 1/1/47	11,273	11,536

Pool #MA2895, 3.00%, 2/1/47	651	667

Pool #MA2929, 3.50%, 3/1/47	3,791	3,927

Pool #MA3028, 3.50%, 6/1/37	792	820

Pool #MA3057, 3.50%, 7/1/47	1,979	2,047

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #MA3058, 4.00%, 7/1/47	$747	$781

Pool #MA3059, 3.50%, 7/1/37	150	156

Pool #MA3073, 4.50%, 7/1/47	1,420	1,502

Pool #MA3121, 4.00%, 9/1/47	7,409	7,759

Pool #MA3127, 3.00%, 9/1/37	325	334

Pool #MA3150, 4.50%, 10/1/47	694	734

Pool #MA3181, 3.50%, 11/1/37	243	252

Pool #MA3182, 3.50%, 11/1/47	2,086	2,158

Pool #MA3184, 4.50%, 11/1/47	213	225

Pool #MA3185, 3.00%, 11/1/37	415	427

Pool #MA3188, 3.00%, 11/1/32	1,136	1,163

Pool #MA3211, 4.00%, 12/1/47	400	419

Pool #MA3239, 4.00%, 1/1/48	1,692	1,770

Pool #MA3276, 3.50%, 2/1/48	1,792	1,850

Pool #MA3281, 4.00%, 2/1/38	819	858

Pool #MA3334, 4.50%, 4/1/48	1,459	1,541

Pool #MA3385, 4.50%, 6/1/48	575	606

Pool #MA3412, 3.50%, 7/1/38	517	535

Pool #MA3413, 4.00%, 7/1/38	191	200

Pool #MA3443, 4.00%, 8/1/48	691	717

Pool #MA3444, 4.50%, 8/1/48	566	595

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Fannie Mae – 12.4% – continued

Pool #MA3467, 4.00%, 9/1/48	$686	$713

Pool #MA3492, 4.00%, 10/1/38	171	179

Pool #MA3547, 3.00%, 12/1/33	906	926

Pool #MA3590, 4.00%, 2/1/39	177	185

Pool #MA3685, 3.00%, 6/1/49	980	995

Pool #MA3692, 3.50%, 7/1/49	844	868

Pool #MA3695, 3.00%, 7/1/34	384	393

Pool #MA3744, 3.00%, 8/1/49	991	1,006
		356,050

Federal Home Loan Bank – 0.4%
2.63%, 10/1/20	2,000	2,016
1.88%, 7/7/21	3,500	3,512
3.00%, 10/12/21	3,000	3,080
2.00%, 8/26/22	3,000	2,999
5.50%, 7/15/36	500	727
		12,334

Freddie Mac – 1.1%
2.38%, 2/16/21	2,000	2,016
2.38%, 1/13/22	1,500	1,523
2.75%, 6/19/23	2,000	2,081
6.75%, 3/15/31	1,200	1,787

Freddie Mac Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.87%, 12/25/21	96	98

Freddie Mac Multifamily Structured Pass Through Certificates, Series K018, Class A2, 2.79%, 1/25/22	500	506

Freddie Mac Multifamily Structured Pass Through Certificates, Series K020, Class A2, 2.37%, 5/25/22	150	151

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K023, Class A2, 2.31%, 8/25/22	$350	$353

Freddie Mac Multifamily Structured Pass Through Certificates, Series K024, Class A2, 2.57%, 9/25/22	200	203

Freddie Mac Multifamily Structured Pass Through Certificates, Series K027, Class A2, 2.64%, 1/25/23	750	765

Freddie Mac Multifamily Structured Pass Through Certificates, Series K028, Class A2, 3.11%, 2/25/23	300	310

Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.32%, 2/25/23	250	260

Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2, 3.25%, 4/25/23	300	312

Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2, 3.30%, 4/25/23	227	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2, 3.31%, 5/25/23	365	381

Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, 7/25/23	350	363

Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2, 3.39%, 3/25/24	295	311

Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	300	317

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	$300	$316

Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.67%, 12/25/24	200	206

Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2, 3.06%, 12/25/24	200	210

Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2, 3.21%, 3/25/25	250	265

Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2, 3.31%, 9/25/25	300	321

Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2, 3.00%, 12/25/25	300	316

Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	250	260

Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	500	519

Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	400	412

Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	250	260

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	350	377

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.12%, 6/25/27	$350	$374

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	250	269

Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	150	162

Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2, 3.19%, 9/25/27	200	215

Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2, 3.30%, 11/25/27	150	163

Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	150	164

Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	150	163

Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	150	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2, 3.65%, 2/25/28	150	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2, 3.90%, 4/25/28	200	226

Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2, 3.85%, 5/25/28	200	225

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2, 3.85%, 6/25/28	$150	$169

Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2, 3.93%, 6/25/28	200	227

Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2, 3.93%, 7/25/28	200	227

Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2, 3.90%, 8/25/28	200	226

Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2, 3.92%, 9/25/28	350	397

Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2, 4.05%, 9/25/28	200	229

Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2, 3.86%, 11/25/28	200	226

Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2, 3.42%, 2/25/29	500	551

Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2, 3.51%, 3/25/29	150	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	300	328

Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2, 2.98%, 5/25/29	200	213

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2, 2.90%, 6/25/29	$300	$318

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2, 3.72%, 1/25/31	100	113

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3, 3.79%, 1/25/34	100	114

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2, 3.47%, 3/25/31	100	112

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3, 3.54%, 3/25/34	100	112

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2, 2.99%, 5/25/31	100	108

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3, 3.06%, 4/25/34	100	106

Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2, 3.42%, 4/25/32	100	111

Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3, 3.75%, 4/25/33	100	114

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2, 3.99%, 5/25/33	100	115

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3, 3.99%, 8/25/33	100	116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K716, Class A2, 3.13%, 6/25/21	$500	$507

Freddie Mac Multifamily Structured Pass Through Certificates, Series K718, Class A2, 2.79%, 1/25/22	250	254

Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2, 2.73%, 6/25/22	100	101

Freddie Mac Multifamily Structured Pass Through Certificates, Series K721, Class A2, 3.09%, 8/25/22	1,000	1,023

Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2, 2.41%, 3/25/23	250	253

Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2, 2.45%, 8/25/23	250	254

Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.14%, 10/25/24	200	210

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2, 3.59%, 1/25/25	200	214

Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2, 3.60%, 2/25/25	150	160

Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.70%, 5/25/25	400	432

Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	500	543

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac – 1.1% – continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2, 3.21%, 2/25/26	$200	$212

Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 5/25/26	150	157

Pool #QA0127, 3.50%, 6/1/49	2,248	2,321

Pool #QA1132, 3.50%, 7/1/49	1,189	1,223

Pool #QA1263, 3.50%, 7/1/49	1,193	1,238

Pool #ZI6135, 5.00%, 9/1/34	698	771

Pool #ZT2091, 3.00%, 6/1/34	475	486
		32,485

Freddie Mac Gold – 7.4%

Pool #A16753, 5.00%, 11/1/33	42	47

Pool #A17665, 5.00%, 1/1/34	45	50

Pool #A27950, 5.50%, 11/1/34	223	252

Pool #A31136, 5.50%, 1/1/35	197	216

Pool #A39306, 5.50%, 11/1/35	115	130

Pool #A46224, 5.00%, 7/1/35	17	19

Pool #A48104, 5.00%, 1/1/36	58	64

Pool #A51296, 6.00%, 8/1/36	7	7

Pool #A54897, 6.50%, 8/1/36	11	12

Pool #A56110, 5.50%, 12/1/36	116	126

Pool #A57604, 5.00%, 3/1/37	131	144

Pool #A58718, 5.50%, 3/1/37	13	14

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #A59081, 5.50%, 4/1/37	$128	$140

Pool #A61560, 5.50%, 10/1/36	224	253

Pool #A61597, 5.50%, 12/1/35	33	36

Pool #A64474, 5.50%, 9/1/37	14	16

Pool #A67116, 7.00%, 10/1/37	15	17

Pool #A68761, 5.50%, 9/1/37	124	134

Pool #A69169, 4.50%, 12/1/37	52	55

Pool #A69303, 6.00%, 11/1/37	18	20

Pool #A73778, 5.00%, 2/1/38	78	86

Pool #A74134, 7.00%, 2/1/38	21	22

Pool #A78507, 5.00%, 6/1/38	266	293

Pool #A81606, 6.00%, 9/1/38	17	19

Pool #A83008, 5.50%, 11/1/38	180	202

Pool #A84432, 4.50%, 2/1/39	43	46

Pool #A88476, 4.50%, 9/1/39	1,305	1,414

Pool #A89346, 4.50%, 10/1/39	721	781

Pool #A90749, 4.50%, 1/1/40	579	628

Pool #A91541, 5.00%, 3/1/40	172	189

Pool #A91626, 4.50%, 3/1/40	366	402

Pool #A91942, 4.50%, 4/1/40	259	281

Pool #A94672, 4.50%, 10/1/40	367	398

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #A96296, 4.00%, 1/1/41	$434	$464

Pool #A96310, 4.00%, 1/1/41	335	358

Pool #A96995, 4.00%, 2/1/41	730	781

Pool #A97443, 4.50%, 3/1/41	313	339

Pool #B17658, 4.50%, 1/1/20 (12)	–	–

Pool #B18502, 5.50%, 6/1/20 (12)	–	–

Pool #B18931, 4.50%, 3/1/20 (12)	–	–

Pool #C03457, 4.50%, 2/1/40	225	244

Pool #C03812, 3.50%, 4/1/42	512	543

Pool #C03821, 3.50%, 4/1/42	1,084	1,142

Pool #C04268, 3.00%, 10/1/42	2,398	2,472

Pool #C09004, 3.50%, 7/1/42	367	386

Pool #C09042, 3.50%, 5/1/43	462	485

Pool #C09063, 4.00%, 9/1/44	369	390

Pool #C09066, 3.50%, 10/1/44	518	541

Pool #C91009, 5.00%, 11/1/26	9	10

Pool #C91247, 5.00%, 4/1/29	105	112

Pool #C91354, 4.00%, 1/1/31	349	370

Pool #C91370, 4.50%, 5/1/31	178	191

Pool #C91388, 3.50%, 2/1/32	219	227

Pool #C91402, 4.00%, 10/1/31	291	308

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #C91408, 3.50%, 11/1/31	$214	$223

Pool #C91485, 3.50%, 8/1/32	342	356

Pool #C91811, 4.00%, 1/1/35	154	164

Pool #C91826, 3.00%, 5/1/35	286	293

Pool #C91858, 3.00%, 12/1/35	302	311

Pool #C91879, 3.00%, 6/1/36	343	353

Pool #C91891, 3.00%, 9/1/36	365	375

Pool #C91904, 2.50%, 11/1/36	230	231

Pool #C91908, 3.00%, 1/1/37	153	157

Pool #C91949, 3.00%, 9/1/37	403	414

Pool #C91955, 3.00%, 10/1/37	330	340

Pool #C91970, 3.50%, 1/1/38	423	438

Pool #C91971, 4.00%, 1/1/38	160	168

Pool #C92003, 3.50%, 7/1/38	335	347

Pool #C92010, 4.00%, 8/1/38	429	450

Pool #D97564, 5.00%, 1/1/28	101	108

Pool #D99094, 3.00%, 3/1/32	236	243

Pool #E03033, 3.00%, 2/1/27	405	416

Pool #E04044, 3.50%, 8/1/27	703	729

Pool #E04072, 2.50%, 8/1/27	194	196

Pool #G01907, 4.50%, 8/1/34	22	23

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G01974, 5.00%, 12/1/35	$214	$236

Pool #G02064, 5.00%, 2/1/36	101	112

Pool #G02069, 5.50%, 3/1/36	15	17

Pool #G02386, 6.00%, 11/1/36	159	182

Pool #G02391, 6.00%, 11/1/36	5	6

Pool #G02540, 5.00%, 11/1/34	49	54

Pool #G02649, 6.00%, 1/1/37	8	9

Pool #G02702, 6.50%, 1/1/37	11	12

Pool #G02789, 6.00%, 4/1/37	593	683

Pool #G02911, 6.00%, 4/1/37	7	8

Pool #G02973, 6.00%, 6/1/37	20	23

Pool #G03121, 5.00%, 6/1/36	88	97

Pool #G03134, 5.50%, 8/1/36	38	43

Pool #G03176, 5.00%, 8/1/37	27	30

Pool #G03218, 6.00%, 9/1/37	23	26

Pool #G03351, 6.00%, 9/1/37	40	46

Pool #G03513, 6.00%, 11/1/37	48	56

Pool #G03600, 7.00%, 11/1/37	20	23

Pool #G03737, 6.50%, 11/1/37	293	332

Pool #G03992, 6.00%, 3/1/38	47	54

Pool #G04287, 5.00%, 5/1/38	93	102

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G04459, 5.50%, 6/1/38	$75	$85

Pool #G04611, 6.00%, 7/1/38	140	161

Pool #G04650, 6.50%, 9/1/38	78	90

Pool #G04817, 5.00%, 9/1/38	54	59

Pool #G05082, 5.00%, 3/1/38	120	132

Pool #G05167, 4.50%, 2/1/39	144	156

Pool #G05725, 4.50%, 11/1/39	338	370

Pool #G05733, 5.00%, 11/1/39	258	286

Pool #G05870, 4.50%, 4/1/40	435	472

Pool #G05969, 5.00%, 8/1/40	161	177

Pool #G05971, 5.50%, 8/1/40	649	730

Pool #G06020, 5.50%, 12/1/39	603	680

Pool #G06767, 5.00%, 10/1/41	534	589

Pool #G06947, 6.00%, 5/1/40	169	194

Pool #G07030, 4.00%, 6/1/42	1,993	2,135

Pool #G07098, 3.50%, 7/1/42	584	614

Pool #G07152, 4.00%, 6/1/42	1,513	1,617

Pool #G07171, 4.00%, 8/1/42	813	869

Pool #G07445, 2.50%, 7/1/43	609	609

Pool #G07787, 4.00%, 8/1/44	2,750	2,938

Pool #G07924, 3.50%, 1/1/45	818	862

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G07961, 3.50%, 3/1/45	$1,656	$1,734

Pool #G07998, 4.50%, 7/1/44	390	422

Pool #G08189, 7.00%, 3/1/37	27	32

Pool #G08192, 5.50%, 4/1/37	34	39

Pool #G08341, 5.00%, 4/1/39	718	793

Pool #G08477, 3.50%, 2/1/42	664	697

Pool #G08537, 3.00%, 7/1/43	2,093	2,158

Pool #G08554, 3.50%, 10/1/43	875	918

Pool #G08608, 3.00%, 9/1/44	377	387

Pool #G08614, 3.00%, 11/1/44	3,847	3,947

Pool #G08624, 4.00%, 1/1/45	1,107	1,170

Pool #G08632, 3.50%, 3/1/45	1,479	1,541

Pool #G08648, 3.00%, 6/1/45	651	667

Pool #G08650, 3.50%, 6/1/45	1,169	1,219

Pool #G08653, 3.00%, 7/1/45	1,587	1,626

Pool #G08660, 4.00%, 8/1/45	383	404

Pool #G08666, 3.00%, 9/1/45	4,753	4,871

Pool #G08667, 3.50%, 9/1/45	914	952

Pool #G08672, 4.00%, 10/1/45	516	545

Pool #G08677, 4.00%, 11/1/45	479	505

Pool #G08681, 3.50%, 12/1/45	1,750	1,825

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G08698, 3.50%, 3/1/46	$909	$948

Pool #G08710, 3.00%, 6/1/46	1,102	1,130

Pool #G08715, 3.00%, 8/1/46	2,403	2,462

Pool #G08721, 3.00%, 9/1/46	670	688

Pool #G08726, 3.00%, 10/1/46	886	908

Pool #G08747, 3.00%, 2/1/47	567	580

Pool #G08766, 3.50%, 6/1/47	1,090	1,129

Pool #G08774, 3.50%, 8/1/47	406	420

Pool #G08785, 4.00%, 10/1/47	1,689	1,770

Pool #G08788, 3.50%, 11/1/47	2,437	2,518

Pool #G08790, 4.50%, 11/1/47	1,495	1,581

Pool #G08792, 3.50%, 12/1/47	642	665

Pool #G08793, 4.00%, 12/1/47	1,746	1,835

Pool #G08794, 4.50%, 12/1/47	520	550

Pool #G08797, 4.00%, 1/1/48	1,477	1,552

Pool #G08804, 3.50%, 3/1/48	1,547	1,601

Pool #G08814, 4.00%, 5/1/48	1,157	1,212

Pool #G08818, 4.50%, 6/1/48	333	350

Pool #G08827, 4.50%, 7/1/48	764	803

Pool #G08831, 4.00%, 8/1/48	964	1,001

Pool #G08842, 4.00%, 10/1/48	1,433	1,491

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G11776, 4.50%, 9/1/20	$2	$2

Pool #G12571, 4.00%, 1/1/22	12	13

Pool #G12673, 5.00%, 9/1/21	5	5

Pool #G12837, 4.50%, 4/1/22	11	11

Pool #G12868, 5.00%, 11/1/22	32	34

Pool #G12869, 5.00%, 9/1/22	23	24

Pool #G13136, 4.50%, 5/1/23	36	38

Pool #G13151, 6.00%, 3/1/23	24	25

Pool #G13201, 4.50%, 7/1/23	21	22

Pool #G13433, 5.50%, 1/1/24	31	32

Pool #G14168, 5.50%, 12/1/24	37	38

Pool #G14239, 4.00%, 9/1/26	694	725

Pool #G14554, 4.50%, 7/1/26	54	56

Pool #G14891, 3.00%, 10/1/28	296	305

Pool #G15089, 2.50%, 11/1/28	503	510

Pool #G15134, 3.00%, 5/1/29	214	221

Pool #G15468, 3.50%, 12/1/29	419	439

Pool #G16499, 2.00%, 8/1/32	128	127

Pool #G16562, 3.50%, 8/1/33	866	908

Pool #G16600, 3.00%, 7/1/33	2,962	3,050

Pool #G16774, 3.50%, 2/1/34	866	895

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G16786, 4.00%, 4/1/34	$958	$1,004

Pool #G18220, 6.00%, 11/1/22	5	5

Pool #G18420, 3.00%, 1/1/27	529	543

Pool #G18438, 2.50%, 6/1/27	254	256

Pool #G18442, 3.50%, 8/1/27	427	443

Pool #G18475, 2.50%, 8/1/28	1,919	1,940

Pool #G18571, 2.50%, 10/1/30	406	411

Pool #G18601, 3.00%, 5/1/31	558	574

Pool #G18618, 2.00%, 11/1/31	212	210

Pool #G18626, 2.50%, 1/1/32	2,949	2,979

Pool #G18629, 2.00%, 1/1/32	72	71

Pool #G18664, 3.50%, 10/1/32	369	383

Pool #G18681, 3.00%, 3/1/33	1,381	1,416

Pool #G30327, 4.50%, 1/1/27	18	19

Pool #G30835, 3.50%, 12/1/35	299	310

Pool #G31020, 2.50%, 2/1/37	86	86

Pool #G31057, 3.00%, 2/1/38	413	423

Pool #G60145, 3.50%, 8/1/45	885	926

Pool #G60238, 3.50%, 10/1/45	1,256	1,324

Pool #G60361, 3.50%, 12/1/45	1,240	1,293

Pool #G60440, 3.50%, 3/1/46	2,123	2,237

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #G60696, 3.00%, 9/1/46	$1,195	$1,225

Pool #G60707, 3.00%, 9/1/46	1,148	1,178

Pool #G60723, 3.00%, 10/1/46	919	946

Pool #G60724, 3.00%, 10/1/46	930	955

Pool #G60948, 3.00%, 1/1/47	3,304	3,393

Pool #G61044, 3.50%, 3/1/47	4,084	4,258

Pool #G61578, 4.50%, 8/1/48	404	426

Pool #G61608, 4.50%, 9/1/48	1,232	1,313

Pool #G61645, 4.00%, 10/1/48	1,451	1,509

Pool #G61846, 4.00%, 1/1/49	3,006	3,124

Pool #J00991, 4.00%, 1/1/21	5	5

Pool #J02541, 4.00%, 9/1/20	1	1

Pool #J03041, 6.00%, 7/1/21	5	5

Pool #J03736, 5.50%, 11/1/21	9	9

Pool #J05307, 4.50%, 8/1/22	4	5

Pool #J06175, 5.00%, 5/1/21	1	1

Pool #J06465, 6.00%, 11/1/22	2	2

Pool #J06476, 5.50%, 11/1/22	10	10

Pool #J08098, 5.50%, 6/1/23	6	6

Pool #J08202, 5.00%, 7/1/23	9	10

Pool #J08454, 5.00%, 8/1/23	13	13

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #J08913, 5.50%, 10/1/23	$11	$11

Pool #J09148, 5.00%, 12/1/23	32	33

Pool #J09305, 5.00%, 2/1/24	39	41

Pool #J09463, 5.00%, 3/1/24	30	31

Pool #J11136, 4.00%, 11/1/24	28	29

Pool #J12098, 4.50%, 4/1/25	248	261

Pool #J14808, 3.50%, 3/1/26	315	327

Pool #J16932, 3.00%, 10/1/26	259	267

Pool #J17055, 3.00%, 11/1/26	138	141

Pool #J17232, 3.00%, 11/1/26	222	228

Pool #J17932, 3.00%, 3/1/27	338	348

Pool #J20834, 2.50%, 10/1/27	477	483

Pool #J21601, 2.50%, 12/1/27	1,733	1,752

Pool #J22069, 2.50%, 1/1/28	117	119

Pool #J22986, 2.50%, 3/1/28	973	986

Pool #J23813, 2.00%, 5/1/28	843	844

Pool #J30435, 3.00%, 1/1/30	525	541

Pool #J31371, 2.50%, 4/1/30	723	732

Pool #J32223, 2.50%, 7/1/30	519	524

Pool #J32244, 3.00%, 7/1/30	1,828	1,882

Pool #J34252, 3.50%, 4/1/31	104	109

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #K90071, 3.00%, 2/1/33	$803	$822

Pool #K90641, 3.50%, 6/1/33	106	111

Pool #K90791, 3.00%, 7/1/33	352	363

Pool #K91490, 3.50%, 1/1/34	616	641

Pool #K92325, 3.00%, 1/1/35	422	434

Pool #Q02211, 4.50%, 7/1/41	406	440

Pool #Q02605, 4.50%, 8/1/41	1,007	1,092

Pool #Q03085, 4.00%, 9/1/41	196	209

Pool #Q04649, 3.50%, 11/1/41	251	264

Pool #Q08894, 3.50%, 6/1/42	661	696

Pool #Q09009, 4.00%, 6/1/42	1,323	1,414

Pool #Q10389, 3.50%, 8/1/42	1,102	1,169

Pool #Q10438, 3.50%, 8/1/42	1,058	1,115

Pool #Q14426, 3.00%, 1/1/43	3,289	3,387

Pool #Q14676, 3.00%, 1/1/43	736	759

Pool #Q15843, 3.00%, 2/1/43	337	348

Pool #Q18305, 3.50%, 5/1/43	1,838	1,931

Pool #Q18339, 3.00%, 5/1/43	351	362

Pool #Q19697, 3.00%, 6/1/43	833	859

Pool #Q19909, 3.00%, 7/1/43	649	669

Pool #Q20550, 3.00%, 8/1/43	1,096	1,130

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #Q21320, 3.50%, 8/1/43	$417	$437

Pool #Q24954, 4.00%, 2/1/44	679	726

Pool #Q27352, 3.50%, 7/1/44	2,315	2,424

Pool #Q27353, 4.00%, 7/1/44	1,804	1,910

Pool #Q29640, 4.00%, 11/1/44	713	755

Pool #Q37471, 4.00%, 11/1/45	867	917

Pool #Q37986, 3.50%, 12/1/45	642	673

Pool #Q40841, 3.00%, 6/1/46	1,050	1,077

Pool #Q43876, 3.00%, 10/1/46	984	1,008

Pool #Q44663, 3.00%, 11/1/46	1,422	1,457

Pool #Q45095, 3.50%, 12/1/46	2,811	2,916

Pool #Q48874, 3.50%, 6/1/47	332	347

Pool #Q50031, 3.50%, 8/1/47	1,205	1,256

Pool #Q50962, 3.50%, 9/1/47	1,558	1,611

Pool #Q51774, 3.50%, 10/1/47	2,802	2,896

Pool #Q52075, 4.00%, 11/1/47	3,905	4,100

Pool #Q52115, 3.50%, 11/1/47	645	666

Pool #Q52319, 3.50%, 11/1/47	1,375	1,423

Pool #Q52985, 3.50%, 12/1/47	536	555

Pool #Q53695, 3.50%, 1/1/48	1,450	1,500

Pool #Q54334, 3.50%, 2/1/48	1,241	1,281

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Freddie Mac Gold – 7.4% – continued

Pool #Q54891, 4.00%, 3/1/48	$1,001	$1,046

Pool #Q56363, 4.50%, 5/1/48	969	1,024

Pool #Q57433, 4.00%, 7/1/48	902	941

Pool #Q57443, 5.00%, 7/1/48	651	699

Pool #Q58069, 4.00%, 8/1/48	670	697

Pool #Q58304, 4.00%, 9/1/48	1,506	1,566

Pool #Q58904, 4.50%, 10/1/48	851	899

Pool #Q59882, 3.50%, 11/1/48	1,280	1,338

Pool #Q61614, 3.50%, 2/1/49	581	604

Pool #V60268, 3.00%, 9/1/28	874	902

Pool #V60886, 2.50%, 8/1/30	240	243

Pool #V60902, 2.50%, 8/1/30	192	194

Pool #V61151, 2.50%, 5/1/31	681	690

Pool #V61347, 2.50%, 10/1/31	727	736

Pool #V80004, 3.00%, 4/1/43	431	444

Pool #V80058, 3.00%, 5/1/43	682	704

Pool #V82626, 4.00%, 9/1/46	2,343	2,481

Pool #V83616, 4.00%, 11/1/47	805	844

Pool #V84594, 4.00%, 9/1/48	2,372	2,476

Pool #V84903, 4.50%, 11/1/48	4,274	4,527
		213,454

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association I – 0.7%

Pool #510835, 5.50%, 2/15/35	$27	$31

Pool #553463, 3.50%, 1/15/42	628	661

Pool #597889, 5.50%, 6/15/33	195	214

Pool #614169, 5.00%, 7/15/33	44	49

Pool #616879, 3.50%, 2/15/42	456	482

Pool #617739, 6.00%, 10/15/37	10	12

Pool #634431, 6.00%, 9/15/34	18	20

Pool #641416, 5.50%, 4/15/35	145	160

Pool #646341, 6.00%, 11/15/36	28	31

Pool #648538, 5.00%, 12/15/35	60	64

Pool #651753, 5.50%, 3/15/36	9	10

Pool #670030, 3.00%, 7/15/45	568	583

Pool #675211, 6.50%, 3/15/38	7	8

Pool #675484, 5.50%, 6/15/38	57	64

Pool #676360, 6.50%, 10/15/37	6	7

Pool #682899, 6.00%, 9/15/40	176	197

Pool #687824, 5.50%, 8/15/38	108	123

Pool #687900, 5.00%, 9/15/38	114	126

Pool #687901, 5.00%, 9/15/38	71	80

Pool #692309, 6.00%, 1/15/39	60	68

Pool #697645, 5.50%, 10/15/38	36	40

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association I – 0.7% – continued

Pool #698236, 5.00%, 6/15/39	$284	$319

Pool #698336, 4.50%, 5/15/39	321	350

Pool #699277, 6.00%, 9/15/38	10	11

Pool #700918, 5.50%, 11/15/38	105	118

Pool #700972, 5.50%, 11/15/38	22	24

Pool #701196, 6.00%, 10/15/38	5	6

Pool #703677, 5.50%, 6/15/39	105	114

Pool #704185, 5.50%, 1/15/39	31	35

Pool #704514, 4.50%, 5/15/39	517	566

Pool #704624, 4.50%, 7/15/39	1,487	1,627

Pool #717175, 4.50%, 6/15/39	292	320

Pool #719262, 5.00%, 8/15/40	144	162

Pool #720065, 4.50%, 6/15/39	975	1,068

Pool #720202, 4.50%, 7/15/39	231	250

Pool #723231, 4.00%, 10/15/39	223	238

Pool #723339, 5.00%, 9/15/39	132	148

Pool #726085, 4.00%, 11/15/24	72	75

Pool #728629, 4.50%, 1/15/40	427	466

Pool #733663, 4.50%, 5/15/40	1,141	1,242

Pool #736768, 3.00%, 11/15/42	966	995

Pool #737286, 4.50%, 5/15/40	387	424

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association I – 0.7% – continued

Pool #737416, 3.50%, 9/15/25	$66	$68

Pool #738134, 3.50%, 4/15/26	141	145

Pool #738247, 4.50%, 4/15/41	174	190

Pool #745215, 4.00%, 7/15/25	63	65

Pool #747643, 4.50%, 8/15/40	577	628

Pool #760874, 3.50%, 2/15/26	121	126

Pool #768800, 4.50%, 6/15/41	80	87

Pool #773939, 4.00%, 11/15/41	460	501

Pool #778957, 3.50%, 3/15/42	567	603

Pool #782131, 5.50%, 12/15/36	44	50

Pool #782150, 5.50%, 4/15/37	52	59

Pool #782259, 5.00%, 2/15/36	101	112

Pool #782272, 5.50%, 2/15/38	90	102

Pool #782498, 6.00%, 12/15/38	47	54

Pool #782565, 5.00%, 2/15/39	1,052	1,183

Pool #782584, 5.00%, 3/15/39	58	64

Pool #782675, 4.50%, 6/15/24	63	65

Pool #782696, 5.00%, 6/15/39	249	279

Pool #782831, 6.00%, 12/15/39	32	37

Pool #783176, 4.00%, 11/15/40	604	644

Pool #783467, 4.00%, 10/15/41	1,836	1,960

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association I – 0.7% – continued

Pool #783740, 2.50%, 12/15/27	$210	$213

Pool #AA5391, 3.50%, 6/15/42	39	41

Pool #AA6089, 3.00%, 2/15/43	373	386

Pool #AB2761, 3.50%, 8/15/42	144	152

Pool #AB2891, 3.00%, 9/15/42	210	216

Pool #AD8781, 3.00%, 3/15/43	335	347

Pool #AD9016, 3.00%, 4/15/43	396	408

Pool #AL1763, 3.50%, 1/15/45	223	234
		20,607

Government National Mortgage Association II – 6.8%

Pool #3570, 6.00%, 6/20/34	44	51

Pool #3665, 5.50%, 1/20/35	123	139

Pool #3852, 6.00%, 5/20/36	20	23

Pool #3879, 6.00%, 7/20/36	59	68

Pool #3910, 6.00%, 10/20/36	30	34

Pool #3994, 5.00%, 6/20/37	20	22

Pool #4018, 6.50%, 8/20/37	73	85

Pool #4026, 5.00%, 9/20/37	27	30

Pool #4027, 5.50%, 9/20/37	15	17

Pool #4040, 6.50%, 10/20/37	15	18

Pool #4098, 5.50%, 3/20/38	89	100

Pool #4116, 6.50%, 4/20/38	35	40

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #4170, 6.00%, 6/20/38	$71	$82

Pool #4194, 5.50%, 7/20/38	165	185

Pool #4243, 5.00%, 9/20/38	42	47

Pool #4244, 5.50%, 9/20/38	47	53

Pool #4245, 6.00%, 9/20/38	26	30

Pool #4269, 6.50%, 10/20/38	35	40

Pool #4290, 5.50%, 11/20/38	31	34

Pool #4344, 6.00%, 1/20/39	56	64

Pool #4345, 6.50%, 1/20/39	38	43

Pool #4425, 5.50%, 4/20/39	105	120

Pool #4559, 5.00%, 10/20/39	224	247

Pool #4561, 6.00%, 10/20/39	128	147

Pool #4617, 4.50%, 1/20/40	69	76

Pool #4619, 5.50%, 1/20/40	214	239

Pool #4713, 4.50%, 6/20/40	201	220

Pool #4747, 5.00%, 7/20/40	174	193

Pool #4881, 3.50%, 12/20/40	753	799

Pool #4882, 4.00%, 12/20/40	1,735	1,848

Pool #4923, 4.50%, 1/20/41	166	182

Pool #5050, 4.00%, 5/20/26	120	126

Pool #5081, 4.00%, 6/20/41	275	293

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #5082, 4.50%, 6/20/41	$281	$307

Pool #5083, 5.00%, 6/20/41	1,097	1,211

Pool #5114, 4.00%, 7/20/41	1,091	1,164

Pool #5141, 5.00%, 8/20/41	144	159

Pool #5175, 4.50%, 9/20/41	154	168

Pool #5176, 5.00%, 9/20/41	729	806

Pool #5202, 3.50%, 10/20/41	421	447

Pool #5203, 4.00%, 10/20/41	267	285

Pool #5232, 3.50%, 11/20/41	824	876

Pool #5264, 5.50%, 12/20/41	18	20

Pool #5280, 4.00%, 1/20/42	298	318

Pool #5304, 3.50%, 2/20/42	308	328

Pool #5317, 5.50%, 2/20/42	127	141

Pool #5326, 3.00%, 3/20/27	345	354

Pool #5331, 3.50%, 3/20/42	494	525

Pool #626951, 3.00%, 6/20/45	670	689

Pool #737602, 4.00%, 11/20/40	336	361

Pool #752757, 4.50%, 11/20/40	390	421

Pool #755677, 4.00%, 12/20/40	250	266

Pool #766711, 4.00%, 5/20/42	1,179	1,252

Pool #782433, 6.00%, 10/20/38	101	116

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #783976, 3.50%, 4/20/43	$3,558	$3,779

Pool #784345, 3.50%, 7/20/47	882	926

Pool #AA5970, 3.00%, 1/20/43	1,143	1,180

Pool #AA6054, 3.00%, 2/20/43	1,667	1,722

Pool #AA6149, 3.00%, 3/20/43	1,124	1,159

Pool #AA6160, 3.50%, 3/20/43	416	439

Pool #AA6243, 3.50%, 4/20/43	162	171

Pool #AB9443, 3.50%, 11/20/42	613	647

Pool #AD1755, 3.50%, 2/20/43	719	758

Pool #AD8825, 3.50%, 3/20/43	409	430

Pool #AF5097, 4.00%, 8/20/43	1,157	1,226

Pool #AJ0645, 3.50%, 7/20/44	352	370

Pool #AJ0789, 3.50%, 8/20/45	3,020	3,172

Pool #AJ3643, 4.00%, 10/20/44	797	844

Pool #AK6867, 3.50%, 1/20/45	2,073	2,177

Pool #AO7525, 3.50%, 8/20/45	1,956	2,054

Pool #AO7682, 4.00%, 8/20/45	835	883

Pool #BB6965, 3.50%, 7/20/47	460	483

Pool #BE9902, 4.50%, 6/20/48	1,100	1,153

Pool #MA0006, 2.50%, 4/20/27	134	137

Pool #MA0022, 3.50%, 4/20/42	498	529

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA0088, 3.50%, 5/20/42	$1,110	$1,179

Pool #MA0220, 3.50%, 7/20/42	578	614

Pool #MA0318, 3.50%, 8/20/42	1,077	1,143

Pool #MA0321, 5.00%, 8/20/42	259	287

Pool #MA0391, 3.00%, 9/20/42	2,305	2,385

Pool #MA0392, 3.50%, 9/20/42	469	498

Pool #MA0698, 3.00%, 1/20/43	552	571

Pool #MA0826, 3.00%, 3/20/28	153	157

Pool #MA0850, 2.50%, 3/20/43	202	204

Pool #MA0851, 3.00%, 3/20/43	807	835

Pool #MA0852, 3.50%, 3/20/43	941	1,000

Pool #MA0933, 3.00%, 4/20/43	988	1,023

Pool #MA0934, 3.50%, 4/20/43	318	338

Pool #MA1011, 3.00%, 5/20/43	945	978

Pool #MA1012, 3.50%, 5/20/43	842	894

Pool #MA1064, 2.50%, 6/20/28	499	507

Pool #MA1089, 3.00%, 6/20/43	1,010	1,045

Pool #MA1224, 3.50%, 8/20/43	738	782

Pool #MA1285, 3.50%, 9/20/43	428	453

Pool #MA1839, 4.00%, 4/20/44	242	258

Pool #MA1920, 4.00%, 5/20/44	260	277

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA2224, 4.00%, 9/20/44	$1,387	$1,477

Pool #MA2444, 3.00%, 12/20/44	210	217

Pool #MA2521, 3.50%, 1/20/45	828	866

Pool #MA2522, 4.00%, 1/20/45	292	310

Pool #MA2677, 3.00%, 3/20/45	461	476

Pool #MA2753, 3.00%, 4/20/45	1,207	1,245

Pool #MA2754, 3.50%, 4/20/45	480	502

Pool #MA2891, 3.00%, 6/20/45	1,316	1,360

Pool #MA2892, 3.50%, 6/20/45	431	451

Pool #MA2935, 3.00%, 7/20/30	676	694

Pool #MA2960, 3.00%, 7/20/45	1,020	1,051

Pool #MA3034, 3.50%, 8/20/45	1,241	1,299

Pool #MA3104, 3.00%, 9/20/45	1,368	1,411

Pool #MA3106, 4.00%, 9/20/45	1,098	1,167

Pool #MA3172, 3.00%, 10/20/45	268	276

Pool #MA3173, 3.50%, 10/20/45	5,275	5,536

Pool #MA3174, 4.00%, 10/20/45	596	631

Pool #MA3244, 3.50%, 11/20/45	953	997

Pool #MA3245, 4.00%, 11/20/45	2,146	2,271

Pool #MA3310, 3.50%, 12/20/45	2,039	2,137

Pool #MA3378, 4.50%, 1/20/46	1,149	1,227

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA3521, 3.50%, 3/20/46	$1,871	$1,956

Pool #MA3522, 4.00%, 3/20/46	497	528

Pool #MA3596, 3.00%, 4/20/46	1,159	1,195

Pool #MA3597, 3.50%, 4/20/46	1,886	1,973

Pool #MA3662, 3.00%, 5/20/46	1,857	1,912

Pool #MA3663, 3.50%, 5/20/46	1,151	1,202

Pool #MA3664, 4.00%, 5/20/46	487	516

Pool #MA3735, 3.00%, 6/20/46	2,245	2,314

Pool #MA3736, 3.50%, 6/20/46	1,520	1,586

Pool #MA3777, 2.50%, 7/20/31	172	174

Pool #MA3778, 3.00%, 7/20/31	217	223

Pool #MA3802, 3.00%, 7/20/46	2,632	2,713

Pool #MA3803, 3.50%, 7/20/46	2,261	2,358

Pool #MA3873, 3.00%, 8/20/46	1,011	1,042

Pool #MA3874, 3.50%, 8/20/46	1,034	1,078

Pool #MA3912, 2.50%, 9/20/31	242	245

Pool #MA3936, 3.00%, 9/20/46	2,289	2,362

Pool #MA3937, 3.50%, 9/20/46	3,127	3,259

Pool #MA4002, 2.50%, 10/20/46	147	148

Pool #MA4003, 3.00%, 10/20/46	1,512	1,559

Pool #MA4067, 2.50%, 11/20/46	1,129	1,139

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA4068, 3.00%, 11/20/46	$7,179	$7,402

Pool #MA4101, 2.50%, 12/20/31	128	130

Pool #MA4125, 2.50%, 12/20/46	76	77

Pool #MA4196, 3.50%, 1/20/47	1,581	1,645

Pool #MA4322, 4.00%, 3/20/47	754	791

Pool #MA4382, 3.50%, 4/20/47	576	599

Pool #MA4509, 3.00%, 6/20/47	2,465	2,539

Pool #MA4512, 4.50%, 6/20/47	1,034	1,087

Pool #MA4624, 3.00%, 8/20/32	210	216

Pool #MA4652, 3.50%, 8/20/47	2,466	2,564

Pool #MA4718, 3.00%, 9/20/47	5,835	6,010

Pool #MA4719, 3.50%, 9/20/47	4,094	4,259

Pool #MA4778, 3.50%, 10/20/47	2,550	2,649

Pool #MA4838, 4.00%, 11/20/47	368	384

Pool #MA4900, 3.50%, 12/20/47	2,536	2,634

Pool #MA4901, 4.00%, 12/20/47	5,225	5,453

Pool #MA4962, 3.50%, 1/20/48	2,482	2,577

Pool #MA4963, 4.00%, 1/20/48	980	1,022

Pool #MA5019, 3.50%, 2/20/48	3,540	3,669

Pool #MA5077, 3.50%, 3/20/48	2,856	2,963

Pool #MA5137, 4.00%, 4/20/48	538	559

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 28.9% (11) – continued

Government National Mortgage Association II – 6.8% – continued

Pool #MA5191, 3.50%, 5/20/48	$1,665	$1,728

Pool #MA5264, 4.00%, 6/20/48	1,237	1,286

Pool #MA5265, 4.50%, 6/20/48	1,415	1,484

Pool #MA5266, 5.00%, 6/20/48	1,575	1,671

Pool #MA5330, 4.00%, 7/20/48	1,634	1,700

Pool #MA5331, 4.50%, 7/20/48	2,851	3,001

Pool #MA5398, 4.00%, 8/20/48	1,117	1,163

Pool #MA5399, 4.50%, 8/20/48	1,315	1,379

Pool #MA5466, 4.00%, 9/20/48	2,731	2,843

Pool #MA5467, 4.50%, 9/20/48	1,626	1,708

Pool #MA5528, 4.00%, 10/20/48	1,621	1,686

Pool #MA5529, 4.50%, 10/20/48	303	318

Pool #MA5564, 3.50%, 11/20/33	667	690

Pool #MA5595, 4.00%, 11/20/48	574	598

Pool #MA5653, 5.00%, 12/20/48	2,708	2,858

Pool #MA5818, 4.50%, 3/20/49	2,148	2,247

Pool #MA5931, 4.00%, 5/20/49	3,951	4,114

Pool #MA5985, 3.50%, 6/20/49	3,273	3,392
		193,754

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	2,336
Total U.S. Government Agencies
(Cost $814,524)		831,020

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.2%

U.S. Treasury Bonds – 8.5%

6.25%, 8/15/23	$1,550	$1,822

7.63%, 2/15/25	165	216

6.00%, 2/15/26	5,750	7,276

6.13%, 11/15/27	5,000	6,703

6.25%, 5/15/30	6,000	8,655

5.38%, 2/15/31	4,000	5,514

4.50%, 2/15/36	475	655

4.38%, 2/15/38	1,000	1,387

4.50%, 5/15/38	1,700	2,396

3.50%, 2/15/39	2,500	3,132

4.25%, 5/15/39	2,000	2,755

4.50%, 8/15/39	2,000	2,844

4.38%, 11/15/39	2,000	2,806

4.63%, 2/15/40	3,000	4,343

4.38%, 5/15/40	1,000	1,406

3.75%, 8/15/41	4,000	5,212

3.13%, 2/15/42	2,000	2,384

2.75%, 8/15/42	2,500	2,807

2.75%, 11/15/42	4,000	4,489

3.63%, 2/15/44	5,000	6,464

3.38%, 5/15/44	6,000	7,473

3.13%, 8/15/44	5,500	6,590

3.00%, 11/15/44	7,000	8,222

2.50%, 2/15/45	6,000	6,456

3.00%, 5/15/45	6,000	7,064

3.00%, 11/15/45	15,000	17,694

2.50%, 5/15/46	8,000	8,616

2.25%, 8/15/46	5,000	5,127

2.88%, 11/15/46	5,000	5,786

3.00%, 5/15/47	8,000	9,480

2.75%, 8/15/47	7,000	7,923

2.75%, 11/15/47	8,000	9,061

3.00%, 2/15/48	8,000	9,498

3.13%, 5/15/48	5,000	6,077

3.00%, 8/15/48	16,000	19,027

3.00%, 2/15/49	15,000	17,885

2.88%, 5/15/49	13,500	15,745

2.25%, 8/15/49	3,000	3,085
		244,075

U.S. Treasury Notes – 29.7%

1.38%, 10/31/20	2,500	2,488

1.63%, 11/30/20	10,000	9,980

2.75%, 11/30/20	30,000	30,322

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.2% – continued

U.S. Treasury Notes – 29.7% – continued

1.75%, 12/31/20	$10,000	$9,993

1.38%, 1/31/21	10,000	9,948

3.63%, 2/15/21	12,000	12,303

1.13%, 2/28/21	14,000	13,877

2.50%, 2/28/21	50,000	50,512

2.38%, 3/15/21	20,000	20,178

2.38%, 4/15/21	5,000	5,047

1.38%, 5/31/21	12,000	11,933

1.13%, 6/30/21	10,000	9,901

1.63%, 6/30/21	3,000	2,997

2.13%, 6/30/21	1,740	1,753

2.13%, 8/15/21	36,000	36,291

2.88%, 10/15/21	20,000	20,488

2.00%, 11/15/21	20,000	20,151

1.88%, 1/31/22	1,500	1,508

2.50%, 2/15/22	15,000	15,303

1.88%, 3/31/22	10,000	10,068

1.75%, 6/30/22	100,000	100,438

1.63%, 8/15/22	4,000	4,005

1.75%, 9/30/22	10,000	10,050

1.88%, 10/31/22	10,000	10,088

2.00%, 11/30/22	10,000	10,126

2.13%, 12/31/22	5,000	5,085

1.50%, 2/28/23	5,000	4,987

2.63%, 2/28/23	20,000	20,691

1.63%, 4/30/23	10,000	10,014

2.75%, 4/30/23	15,000	15,609

1.63%, 5/31/23	1,000	1,002

2.75%, 5/31/23	23,000	23,956

2.63%, 6/30/23	5,000	5,190

2.75%, 8/31/23	25,000	26,114

2.88%, 10/31/23	10,000	10,513

2.75%, 11/15/23	5,000	5,234

2.63%, 12/31/23	5,000	5,216

2.38%, 2/29/24	20,000	20,691

2.50%, 5/15/24	20,000	20,823

2.00%, 5/31/24	5,000	5,100

2.00%, 6/30/24	25,000	25,485

2.38%, 8/15/24	9,000	9,335

2.25%, 11/15/24	10,000	10,327

2.75%, 2/28/25	15,000	15,901

2.88%, 4/30/25	2,500	2,671

2.75%, 6/30/25	5,000	5,314

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 38.2% – continued

U.S. Treasury Notes – 29.7% – continued

3.00%, 9/30/25	$20,000	$21,586

2.25%, 11/15/25	4,525	4,693

2.63%, 12/31/25	10,000	10,600

1.63%, 2/15/26	21,660	21,668

1.63%, 5/15/26	5,000	5,002

1.50%, 8/15/26	10,000	9,920

1.63%, 9/30/26	7,000	7,002

2.25%, 8/15/27	15,000	15,681

2.25%, 11/15/27	15,000	15,691

2.75%, 2/15/28	5,000	5,429

2.88%, 5/15/28	5,000	5,488

2.88%, 8/15/28	15,000	16,493

3.13%, 11/15/28	7,000	7,859

2.63%, 2/15/29	10,000	10,823

2.38%, 5/15/29	15,000	15,929
		852,870
Total U.S. Government Obligations
(Cost $1,043,598)		1,096,945

MUNICIPAL BONDS – 0.7%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds, 4.84%, 1/1/41	110	142

California – 0.3%

Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/1/50	150	252

Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds, 6.91%, 10/1/50	150	253

California State G.O. Unlimited Bonds, Build America Bonds, 7.70%, 11/1/30	135	143
7.30%, 10/1/39	920	1,440
7.63%, 3/1/40	405	664
7.60%, 11/1/40	400	677

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

California – 0.3% – continued

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds, 7.55%, 4/1/39	$585	$968

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds, 5.87%, 6/1/40	300	424

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds, 6.75%, 8/1/49	150	251

Los Angeles Department of Airports Direct Pay Revenue Bonds, Build America Bonds, 6.58%, 5/15/39	250	339

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/1/34	290	408

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds, 5.75%, 7/1/34	335	437

Metropolitan Water District of Southern California Revenue Bonds, Issuer Subseries A, Build America Bonds, 6.95%, 7/1/40	100	104

San Diego County Water Authority Financing Agency Revenue Bonds, Series B, Build America Bonds, 6.14%, 5/1/49	100	147

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds, 6.95%, 11/1/50	75	122

University of California Revenue Bonds, Build America Bonds, 5.95%, 5/15/45	150	208
		6,837

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A, 5.85%, 3/15/32	300	395

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds, 5.59%, 12/1/34	$30	$39

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds, 6.66%, 4/1/57	100	143

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/1/57	69	95
7.06%, 4/1/57	298	420
		658

Illinois – 0.1%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A, 6.90%, 12/1/40	300	420

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds, 6.20%, 12/1/40	140	188

Illinois State Taxable Pension G.O. Unlimited Bonds, 5.10%, 6/1/33	705	764
		1,372

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds, 4.50%, 8/1/31	250	297

Massachusetts State School Building Authority Sales TRB, Build America Bonds, 5.72%, 8/15/39	100	136
		433

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.25%, 11/1/34	100	127

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

Nevada – 0.0%

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds, 6.82%, 7/1/45	$200	$328

New Jersey – 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds, 6.56%, 12/15/40	200	281

New Jersey State Transportation Trust Fund Authority Taxable Revenue Bonds, Series C, Build America Bonds, 6.10%, 12/15/28	300	313

New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/1/40	125	201

Rutgers State University Revenue Bonds, Build America Bonds, 5.67%, 5/1/40	145	198
		993

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds, 7.34%, 11/15/39	75	120

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds, 6.69%, 11/15/40	100	144
6.81%, 11/15/40	60	87

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds, 5.75%, 6/15/41	200	286
5.72%, 6/15/42	250	359

New York City Transitional Finance Authority Future Tax Secured Taxable Revenue Bonds, Build America Bonds, 5.77%, 8/1/36	300	382

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

New York – 0.1% – continued

New York G.O. Unlimited Bonds, Build America Bonds, 5.52%, 10/1/37	$100	$132
5.85%, 6/1/40	85	118

New York State Dormitory Authority Personal Income Taxable Revenue Bonds, Series F, Build America Bonds, 5.63%, 3/15/39	75	95

New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.60%, 3/15/40	250	329

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds, 5.77%, 3/15/39	100	124

New York Taxable G.O. Unlimited Bonds, Series F-1, Build America Bonds, 6.65%, 12/1/31	225	237

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/1/40	350	482

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds, 5.65%, 11/1/40	200	275

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/1/51	250	338
		3,508

Ohio – 0.1%

American Municipal Power-Ohio, Inc. Revenue Bonds, Subseries B, Build America Bonds, 6.45%, 2/15/44	200	291

American Municipal Power-Ohio, Inc. Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects, 8.08%, 2/15/50	300	537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

Ohio – 0.1% – continued

Northeast Regional Sewer District Improvement Taxable Revenue Bonds, Build America Bonds, 6.04%, 11/15/40	$145	$152

Ohio State University Revenue Bonds, Series C, Build America Bonds, 4.91%, 6/1/40	190	246

Ohio State University Taxable Revenue Bonds, Series A, 4.80%, 6/1/11 (5)	200	266

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund, 4.88%, 12/1/34	90	107
		1,599

Oregon – 0.0%

Oregon State Department of Transportation Highway User Taxable Revenue Bonds, Series A, Subordinate Lien, Build America Bonds, 5.83%, 11/15/34	200	276

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds, 5.00%, 9/15/27	200	235

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds, 6.73%, 7/1/43	100	149

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds, 5.02%, 12/1/48	180	243

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.), 6.45%, 2/15/35	200	212

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 0.7% – continued

Texas – 0.1% – continued

Houston Pension Taxable G.O. Limited Refunding Bonds, Series A, 6.29%, 3/1/32	$265	$330

North Texas Tollway Authority Revenue Bonds, Build America Bonds, 6.72%, 1/1/49	125	205

San Antonio Electric & Gas Revenue Bonds, Build America Bonds, 5.99%, 2/1/39	200	284

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds, 5.52%, 4/1/39	200	276

Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier, 5.18%, 4/1/30	300	369

University of Texas Revenue Bonds, Series C, Build America Bonds, 4.79%, 8/15/46	100	128
		2,047

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds, 3.54%, 7/1/25	95	100

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds, 5.49%, 11/1/39	80	110

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds, 6.79%, 7/1/40	100	140

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds, 5.14%, 8/1/40	100	132
		382
Total Municipal Bonds
(Cost $14,527)		19,620

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)

OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII (13)(14)	50,000	$–
Total Other
(Cost $39)		–

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (15)(16)	29,238,520	29,239
Total Investment Companies
(Cost $29,239)		29,239

Total Investments – 99.6%
(Cost $2,724,581)		2,859,122

Other Assets less Liabilities – 0.4%		11,612
NET ASSETS – 100.0%		$2,870,734

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(5)	Century bond maturing in 2111.
(6)	Century bond maturing in 2114.
(7)	Century bond maturing in 2116.
(8)	Century bond maturing in 2112.
(9)	Century bond maturing in 2118.
(10)	Zero coupon bond.
(11)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(12)	Principal Amount and Value rounds to less than one thousand.
(13)	Issuer has defaulted on terms of debt obligation.
(14)	Level 3 asset that is worthless, bankrupt or has been delisted.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y – 1 Year

3M – 3 Month

Fannie Mae – Federal National Mortgage Association

Freddie Mac – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

Gtd. – Guaranteed

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PLC – Public Limited Company

PSF – Permanent School Fund

TRB – Tax Revenue Bonds

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	45.9%
U.S. Agency	21.6
AAA	4.2
AA	2.8
A	11.3
BBB	13.2
Cash Equivalents	1.0

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities (1)	$–	$54,467	$–	$54,467
Corporate Bonds (1)	–	625,105	–	625,105
Foreign Issuer Bonds (1)	–	202,726	–	202,726
U.S. Government Agencies (1)	–	831,020	–	831,020
U.S. Government Obligations (1)	–	1,096,945	–	1,096,945
Municipal Bonds (1)	–	19,620	–	19,620
Investment Companies	29,239	–	–	29,239
Total Investments	$29,239	$2,829,883	$–	$2,859,122

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1%

U.S. Treasury Bonds – 19.5%

6.00%, 2/15/26	$10	$13

6.50%, 11/15/26	75	100

6.38%, 8/15/27	65	88

6.13%, 11/15/27	75	101

5.50%, 8/15/28	50	66

5.25%, 11/15/28	100	130

6.13%, 8/15/29	50	70

6.25%, 5/15/30	75	108

5.38%, 2/15/31	100	138

4.50%, 2/15/36	140	193

4.75%, 2/15/37	25	36

5.00%, 5/15/37	100	148

4.38%, 2/15/38	50	69

4.50%, 5/15/38	95	134

3.50%, 2/15/39	160	200

4.25%, 5/15/39	100	138

4.50%, 8/15/39	100	142

4.38%, 11/15/39	150	210

4.63%, 2/15/40	285	413

4.38%, 5/15/40	190	267

3.88%, 8/15/40	200	264

4.25%, 11/15/40	175	243

4.75%, 2/15/41	195	288

4.38%, 5/15/41	140	198

3.75%, 8/15/41	150	195

3.13%, 11/15/41	195	232

3.13%, 2/15/42	200	238

3.00%, 5/15/42	155	181

2.75%, 8/15/42	230	258

2.75%, 11/15/42	315	354

3.13%, 2/15/43	355	423

2.88%, 5/15/43	425	487

3.63%, 8/15/43	350	451

3.75%, 11/15/43	430	566

3.63%, 2/15/44	400	517

3.38%, 5/15/44	450	561

3.13%, 8/15/44	425	509

3.00%, 11/15/44	455	534

2.50%, 2/15/45	500	538

3.00%, 5/15/45	450	530

2.88%, 8/15/45	425	490

3.00%, 11/15/45	430	507

2.50%, 2/15/46	400	431

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Bonds – 19.5% – continued

2.50%, 5/15/46	$375	$404

2.25%, 8/15/46	375	385

2.88%, 11/15/46	400	463

3.00%, 2/15/47	400	474

3.00%, 5/15/47	400	474

2.75%, 8/15/47	400	453

2.75%, 11/15/47	400	453

3.00%, 2/15/48	390	463

3.13%, 5/15/48	425	517

3.00%, 8/15/48	475	565

3.38%, 11/15/48	500	637

3.00%, 2/15/49	550	656

2.88%, 5/15/49	550	641

2.25%, 8/15/49	600	617
		18,961

U.S. Treasury Notes – 79.6%

1.63%, 10/15/20	200	200

1.38%, 10/31/20	305	304

1.75%, 10/31/20	380	380

2.88%, 10/31/20	400	405

1.75%, 11/15/20	250	250

2.63%, 11/15/20	585	590

1.63%, 11/30/20	350	349

2.00%, 11/30/20	225	226

2.75%, 11/30/20	400	404

1.88%, 12/15/20	250	250

1.75%, 12/31/20	265	265

2.38%, 12/31/20	200	201

2.50%, 12/31/20	400	403

2.00%, 1/15/21	300	301

1.38%, 1/31/21	325	323

2.13%, 1/31/21	175	176

2.50%, 1/31/21	450	454

2.25%, 2/15/21	275	277

3.63%, 2/15/21	550	564

1.13%, 2/28/21	250	248

2.00%, 2/28/21	240	241

2.50%, 2/28/21	400	404

2.38%, 3/15/21	300	303

1.25%, 3/31/21	400	397

2.25%, 3/31/21	650	655

2.38%, 4/15/21	250	252

1.38%, 4/30/21	300	298

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 79.6% – continued

2.25%, 4/30/21	$1,025	$1,033

2.63%, 5/15/21	350	355

3.13%, 5/15/21	275	281

1.38%, 5/31/21	400	398

2.00%, 5/31/21	250	251

2.13%, 5/31/21	750	755

2.63%, 6/15/21	300	305

1.13%, 6/30/21	350	347

1.63%, 6/30/21	250	250

2.13%, 6/30/21	350	353

2.63%, 7/15/21	300	305

1.13%, 7/31/21	300	297

1.75%, 7/31/21	550	551

2.25%, 7/31/21	325	328

2.13%, 8/15/21	400	403

2.75%, 8/15/21	350	357

1.13%, 8/31/21	300	297

1.50%, 8/31/21	1,000	997

2.00%, 8/31/21	250	252

2.75%, 9/15/21	350	357

1.13%, 9/30/21	350	346

1.50%, 9/30/21	400	399

2.13%, 9/30/21	250	252

2.88%, 10/15/21	350	359

1.25%, 10/31/21	350	347

2.00%, 10/31/21	250	252

2.00%, 11/15/21	375	378

2.88%, 11/15/21	250	256

1.75%, 11/30/21	400	401

1.88%, 11/30/21	250	251

2.63%, 12/15/21	350	358

2.00%, 12/31/21	400	403

2.13%, 12/31/21	225	227

2.50%, 1/15/22	500	510

1.50%, 1/31/22	250	249

1.88%, 1/31/22	300	302

2.00%, 2/15/22	325	328

2.50%, 2/15/22	425	434

1.75%, 2/28/22	250	251

1.88%, 2/28/22	400	402

2.38%, 3/15/22	300	306

1.75%, 3/31/22	260	261

1.88%, 3/31/22	300	302

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 79.6% – continued

2.25%, 4/15/22	$880	$894

1.75%, 4/30/22	300	301

1.88%, 4/30/22	250	252

1.75%, 5/15/22	275	276

2.13%, 5/15/22	600	608

1.75%, 5/31/22	400	402

1.88%, 5/31/22	300	302

1.75%, 6/15/22	250	251

1.75%, 6/30/22	400	402

2.13%, 6/30/22	200	203

1.75%, 7/15/22	500	502

1.88%, 7/31/22	400	403

2.00%, 7/31/22	200	202

1.50%, 8/15/22	1,000	998

1.63%, 8/15/22	250	250

1.63%, 8/31/22	350	350

1.88%, 8/31/22	275	277

1.50%, 9/15/22	300	299

1.75%, 9/30/22	295	296

1.88%, 9/30/22	300	303

1.88%, 10/31/22	375	378

2.00%, 10/31/22	300	304

1.63%, 11/15/22	355	356

2.00%, 11/30/22	700	709

2.13%, 12/31/22	675	687

1.75%, 1/31/23	275	276

2.38%, 1/31/23	400	410

2.00%, 2/15/23	475	481

1.50%, 2/28/23	350	349

2.63%, 2/28/23	350	362

1.50%, 3/31/23	200	200

2.50%, 3/31/23	350	361

1.63%, 4/30/23	325	325

2.75%, 4/30/23	350	364

1.75%, 5/15/23	525	528

1.63%, 5/31/23	200	200

2.75%, 5/31/23	350	365

1.38%, 6/30/23	350	347

2.63%, 6/30/23	375	389

1.25%, 7/31/23	300	296

2.75%, 7/31/23	375	391

2.50%, 8/15/23	300	310

1.38%, 8/31/23	250	248

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 79.6% – continued

2.75%, 8/31/23	$350	$366

1.38%, 9/30/23	250	248

2.88%, 9/30/23	380	399

1.63%, 10/31/23	300	301

2.88%, 10/31/23	350	368

2.75%, 11/15/23	600	628

2.13%, 11/30/23	300	307

2.88%, 11/30/23	400	421

2.25%, 12/31/23	250	257

2.63%, 12/31/23	400	417

2.25%, 1/31/24	300	309

2.50%, 1/31/24	500	519

2.75%, 2/15/24	550	577

2.13%, 2/29/24	300	307

2.38%, 2/29/24	450	466

2.13%, 3/31/24	700	717

2.00%, 4/30/24	250	255

2.25%, 4/30/24	650	670

2.50%, 5/15/24	575	599

2.00%, 5/31/24	1,050	1,071

1.75%, 6/30/24	425	429

2.00%, 6/30/24	300	306

1.75%, 7/31/24	500	504

2.13%, 7/31/24	250	256

2.38%, 8/15/24	625	648

1.25%, 8/31/24	750	739

1.88%, 8/31/24	250	254

1.50%, 9/30/24	500	499

2.13%, 9/30/24	300	308

2.25%, 10/31/24	250	258

2.25%, 11/15/24	650	671

2.13%, 11/30/24	300	308

2.25%, 12/31/24	250	258

2.50%, 1/31/25	300	314

2.00%, 2/15/25	625	638

2.75%, 2/28/25	215	228

2.63%, 3/31/25	300	316

2.88%, 4/30/25	300	320

2.13%, 5/15/25	650	668

2.88%, 5/31/25	325	347

2.75%, 6/30/25	350	372

2.88%, 7/31/25	325	348

2.00%, 8/15/25	700	716

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 99.1% – continued

U.S. Treasury Notes – 79.6% – continued

2.75%, 8/31/25	$300	$319

3.00%, 9/30/25	300	324

3.00%, 10/31/25	350	378

2.25%, 11/15/25	645	669

2.88%, 11/30/25	300	322

2.63%, 12/31/25	300	318

2.63%, 1/31/26	400	424

1.63%, 2/15/26	700	700

2.50%, 2/28/26	350	369

2.25%, 3/31/26	350	364

2.38%, 4/30/26	375	393

1.63%, 5/15/26	650	650

2.13%, 5/31/26	475	490

1.88%, 6/30/26	325	330

1.88%, 7/31/26	400	407

1.50%, 8/15/26	670	665

1.38%, 8/31/26	650	640

1.63%, 9/30/26	250	250

2.00%, 11/15/26	650	667

2.25%, 2/15/27	510	532

2.38%, 5/15/27	650	685

2.25%, 8/15/27	650	680

2.25%, 11/15/27	650	680

2.75%, 2/15/28	650	706

2.88%, 5/15/28	625	686

2.88%, 8/15/28	690	759

3.13%, 11/15/28	1,225	1,375

2.63%, 2/15/29	1,000	1,082

2.38%, 5/15/29	400	425

1.63%, 8/15/29	650	647
		77,416
Total U.S. Government Obligations
(Cost $91,955)		96,377

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	FIXED INCOME INDEX FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (1)(2)	433,032	$433
Total Investment Companies
(Cost $433)		433

Total Investments – 99.6%
(Cost $92,388)		96,810

Other Assets less Liabilities – 0.4%		404
NET ASSETS – 100.0%		$97,214

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2019 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
U.S. Treasury	99.6%
Cash Equivalents	0.4

Total	100.0%

* Credit quality ratings are based on the conservative average of Moody’s, S&P Global and Fitch ratings. If ratings from all three rating agencies disagree, the model assigns the middle rating to the security. If two of the three agree, the model assigns the rating from those two to the security. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Obligations (1)	$–	$96,377	$–	$96,377
Investment Companies	433	–	–	433
Total Investments	$433	$96,377	$–	$96,810

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME INDEX FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Bond Index and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in

NORTHERN FUNDS SEMIANNUAL REPORT	87	FIXED INCOME INDEX FUNDS

FIXED INCOME INDEX FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2019, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, the Bond Index Fund entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Bond Index Fund as of September 30, 2019.

D) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

E) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes.

F) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

G) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Bond Index	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to paydowns. These reclassifications have no impact on the net assets or the net asset values per share of the Funds. At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)

Bond Index	$3,201	$(3,201)

FIXED INCOME INDEX FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Bond Index	$4,335	$12,134

U.S. Treasury Index	429	662

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED		UNREALIZED GAINS (LOSSES)
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$1,377	$–	$38,174

U.S. Treasury Index	29	–	504

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$83,079	$–

U.S. Treasury Index	1,658	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$69,389	$–

U.S. Treasury Index	1,638	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2019, neither Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS continued

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of each Fund exceeds the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.13%	0.15%

U.S. Treasury Index	0.13%	0.15%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

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FIXED INCOME INDEX FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in each Fund’s Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Bond Index	$830,456	$122,996	$1,033,782	$203,937

U.S. Treasury Index	19,747	–	11,061	–

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Bond Index	$137,478	$(2,996)	$134,482	$2,724,640

U.S. Treasury Index	4,274	(74)	4,200	92,610

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	44,492	$475,248	1,187	$12,673	(70,287)	$(756,823)	(24,608)	$(268,902)

U.S. Treasury Index	668	14,586	43	945	(318)	(6,875)	393	8,656

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Bond Index	122,616	$1,251,232	2,371	$24,194	(104,763)	$(1,068,991)	20,224	$206,435

U.S. Treasury Index	1,036	21,749	78	1,639	(1,031)	(21,653)	83	1,735

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Bond Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$88,979	$271,941	$331,681	$–	–	$813	$29,239	29,238,520

U.S. Treasury Index	Northern Institutional Funds – U.S. Government Portfolio (Shares)	237	13,454	13,258	–	–	7	433	433,032

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

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FIXED INCOME INDEX FUNDS

FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 91), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.15%	$1,000.00	$1,054.10	$0.77

Hypothetical	0.15%	$1,000.00	$1,024.32	$0.76

U.S. TREASURY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.16%	$1,000.00	$1,054.00	$0.82

Hypothetical	0.16%	$1,000.00	$1,024.27	$0.81

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and

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SEPTEMBER 30, 2019 (UNAUDITED)

its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each Fund, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge.

The Trustees noted that the performance of both Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, but that the Bond Index Fund was in the fourth quintile for the three-year period; and the U.S. Treasury Index Fund was in the fourth quintile for the three- and five-year periods.

They also considered that both Funds underperformed their respective benchmarks for the one-, three- and five-year periods. The Trustees took into account the portfolio managers’ discussions for the reasons for tracking error of the Funds and considered that each of them was appropriately tracking its respective index.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for the Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses. The Trustees also considered that the Funds were sweeping uninvested cash into a Northern-affiliated money market Portfolio, and that Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for both Funds,

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APPROVAL OF MANAGEMENT AGREEMENT continued

the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted the US Treasury Index Fund’s actual management fee was lower than the median of its peer group and universe, and the Bond Index Fund’s actual management fee was higher than the median of its peer group and universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for the US Treasury Index Fund. For the Bond Index Fund where there was an applicable comparison, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Fund and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates.

They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fee of the US Treasury Index Fund was below its Lipper group median. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

FIXED INCOME INDEX FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN TAX-EXEMPT FIXED INCOME FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

NORTHERN FUNDS

MANAGED BY

NORTHERN TRUST

TAX-EXEMPT FIXED INCOME FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

15	ARIZONA TAX-EXEMPT FUND
Ticker Symbol: NOAZX

20	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NCITX

29	CALIFORNIA TAX-EXEMPT FUND
Ticker Symbol: NCATX

34	HIGH YIELD MUNICIPAL FUND
Ticker Symbol: NHYMX

44	INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NOITX

68	SHORT-INTERMEDIATE TAX-EXEMPT FUND
Ticker Symbol: NSITX

83	TAX-EXEMPT FUND
Ticker Symbol: NOTEX

101	NOTES TO THE FINANCIAL STATEMENTS

109	FUND EXPENSES

111	APPROVAL OF MANAGEMENT AGREEMENT

116	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND
ASSETS:
Investments, at value	$128,605	$499,650	$180,283
Investments in affiliates, at value	2,419	15,578	10,062
Interest income receivable	1,298	5,115	1,629
Dividend income receivable	7	29	30
Receivable for securities sold	–	1,228	5,875
Receivable for fund shares sold	500	764	47
Receivable from investment adviser	3	6	5
Prepaid and other assets	4	4	4
Total Assets	132,836	522,374	197,935
LIABILITIES:
Payable for securities purchased	–	2,421	1,274
Payable for when-issued securities	–	1,245	1,245
Payable for fund shares redeemed	5	6	11
Distributions payable to shareholders	53	209	86
Payable to affiliates:
Management fees	9	37	14
Custody fees	3	7	3
Shareholder servicing fees	15	18	20
Transfer agent fees	8	33	13
Trustee fees	4	4	4
Accrued other liabilities	28	27	27
Total Liabilities	125	4,007	2,697
Net Assets	$132,711	$518,367	$195,238
ANALYSIS OF NET ASSETS:
Capital stock	$127,667	$498,393	$182,648
Distributable earnings	5,044	19,974	12,590
Net Assets	$132,711	$518,367	$195,238
Shares Outstanding ($.0001 par value, unlimited authorization)	12,210	47,593	16,458
Net Asset Value, Redemption and Offering Price Per Share	$10.87	$10.89	$11.86
Investments, at cost	$122,914	$479,632	$168,956
Investments in affiliates, at cost	2,419	15,578	10,062

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2019 (UNAUDITED)

HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$509,984	$2,830,434	$900,561	$1,339,877
12,191	224,271	43,063	156,760
6,435	25,474	9,218	13,453
19	273	63	217
3,510	3,983	8,097	14,194
1,095	1,132	227	3,334
21	23	12	21
4	8	9	6
533,259	3,085,598	961,250	1,527,862

2,409	24,138	1,215	13,606
6,310	47,021	20,913	37,406
284	534	191	52
331	1,034	264	639

66	242	66	103
7	33	15	16
4	65	22	22
33	193	60	91
4	13	4	7
34	80	27	33
9,482	73,353	22,777	51,975
$523,777	$3,012,245	$938,473	$1,475,887

$513,709	$2,912,028	$920,538	$1,426,231
10,068	100,217	17,935	49,656
$523,777	$3,012,245	$938,473	$1,475,887
58,525	278,654	89,859	135,161
$8.95	$10.81	$10.44	$10.92
$481,587	$2,740,110	$886,682	$1,293,983
12,191	224,271	43,063	156,760

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
INVESTMENT INCOME:
Interest Income	$1,844	$7,318
Dividend income from investments in affiliates	88	250
Total Investment Income	1,932	7,568
EXPENSES:
Management fees	269	1,100
Custody fees	10	27
Transfer agent fees	14	59
Registration fees	11	7
Printing fees	7	7
Professional fees	22	21
Shareholder servicing fees	33	38
Trustee fees	5	5
Other	6	6
Total Expenses	377	1,270
Less expenses reimbursed by investment adviser	(90)	(116)
Net Expenses	287	1,154
Net Investment Income	1,645	6,414
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	938	3,509
Net changes in unrealized appreciation (depreciation) on:
Investments	1,594	6,414
Net Gains	2,532	9,923
Net Increase in Net Assets Resulting from Operations	$4,177	$16,337

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

CALIFORNIA TAX-EXEMPT FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	TAX-EXEMPT FUND

$3,020	$11,079	$37,672	$10,168	$20,491
160	130	2,871	489	1,431
3,180	11,209	40,543	10,657	21,922

403	1,876	6,145	2,023	2,805
12	26	135	50	63
22	57	336	107	153
7	14	16	15	14
7	7	24	7	10
21	22	41	21	28
39	15	40	41	52
5	5	19	5	9
6	6	18	7	10
522	2,028	6,774	2,276	3,144
(96)	(559)	(193)	(152)	(197)
426	1,469	6,581	2,124	2,947
2,754	9,740	33,962	8,533	18,975

2,912	(10,253)	31,605	4,419	16,873

1,840	11,149	31,417	2,428	17,162
4,752	896	63,022	6,847	34,035
$7,506	$10,636	$96,984	$15,380	$53,010

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$1,645	$3,446	$6,414	$13,096
Net realized gains (losses)	938	(492)	3,509	(1,048)
Net change in unrealized appreciation	1,594	2,786	6,414	10,294
Net Increase in Net Assets Resulting from Operations	4,177	5,740	16,337	22,342
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	11,522	4,742	9,557	(4,731)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	11,522	4,742	9,557	(4,731)
DISTRIBUTIONS PAID:
Distributable earnings	(1,645)	(3,446)	(6,414)	(13,096)
Total Distributions Paid	(1,645)	(3,446)	(6,414)	(13,096)
Total Increase (Decrease) in Net Assets	14,054	7,036	19,480	4,515
NET ASSETS:
Beginning of period	118,657	111,621	498,887	494,372
End of period	$132,711	$118,657	$518,367	$498,887

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

CALIFORNIA TAX-EXEMPT FUND		HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		TAX-EXEMPT FUND
SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019

$2,754	$6,068	$9,740	$18,114	$33,962	$69,437	$8,533	$14,241	$18,975	$37,229
2,912	257	(10,253)	(488)	31,605	(1,179)	4,419	119	16,873	(3,278)
1,840	2,110	11,149	1,421	31,417	55,801	2,428	15,641	17,162	18,797
7,506	8,435	10,636	19,047	96,984	124,059	15,380	30,001	53,010	52,748

11,070	(4,223)	79,412	29,937	175,143	(215,681)	(31,352)	38,027	273,661	77,413
11,070	(4,223)	79,412	29,937	175,143	(215,681)	(31,352)	38,027	273,661	77,413

(2,754)	(6,068)	(9,740)	(18,114)	(33,963)	(69,437)	(8,535)	(14,241)	(18,975)	(37,228)
(2,754)	(6,068)	(9,740)	(18,114)	(33,963)	(69,437)	(8,535)	(14,241)	(18,975)	(37,228)
15,822	(1,856)	80,308	30,870	238,164	(161,059)	(24,507)	53,787	307,696	92,933

179,416	181,272	443,469	412,599	2,774,081	2,935,140	962,980	909,193	1,168,191	1,075,258
$195,238	$179,416	$523,777	$443,469	$3,012,245	$2,774,081	$938,473	$962,980	$1,475,887	$1,168,191

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.65		$10.43		$10.54		$10.96		$10.93	$10.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.31		0.31		0.29		0.34	0.36
Net realized and unrealized gains (losses)	0.22		0.22		(0.11)		(0.30)		0.09	0.30
Total from Investment Operations	0.36		0.53		0.20		(0.01)		0.43	0.66
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.31)		(0.31)		(0.29)		(0.34)	(0.36)
From net realized gains	–		–		–		(0.12)		(0.06)	(0.03)
Total Distributions Paid	(0.14)		(0.31)		(0.31)		(0.41)		(0.40)	(0.39)
Net Asset Value, End of Period	$10.87		$10.65		$10.43		$10.54		$10.96	$10.93
Total Return(1)	3.52%		5.15%		1.95%		(0.17)%		4.06%	6.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$132,711		$118,657		$111,621		$102,928		$109,495	$90,046
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.46	%(3)	0.47	%(3)	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)
Expenses, before reimbursements and credits	0.60%		0.60%		0.61%		0.62%		0.59%	0.70%
Net investment income, net of reimbursements and credits	2.63	%(3)	3.03	%(3)	2.89	%(3)	2.65	%(3)	3.17%	3.32	%(3)
Net investment income, before reimbursements and credits	2.49%		2.90%		2.74%		2.49%		3.04%	3.08%
Portfolio Turnover Rate	39.94%		52.94%		85.89%		83.45%		60.73%	85.31%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $9,000 and $13,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019 and 2018, respectively, less than $16,000, which represents less than 0.02 percent of average net assets for the fiscal year ended March 31, 2017 and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.68		$10.47		$10.57		$11.03		$10.90	$10.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14		0.28		0.28		0.26		0.28	0.28
Net realized and unrealized gains (losses)	0.21		0.21		(0.10)		(0.36)		0.15	0.33
Total from Investment Operations	0.35		0.49		0.18		(0.10)		0.43	0.61
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)		(0.28)		(0.28)		(0.26)		(0.28)	(0.28)
From net realized gains	–		–		–		(0.10)		(0.02)	–
Total Distributions Paid	(0.14)		(0.28)		(0.28)		(0.36)		(0.30)	(0.28)
Net Asset Value, End of Period	$10.89		$10.68		$10.47		$10.57		$11.03	$10.90
Total Return(1)	3.25%		4.78%		1.67%		(0.87)%		4.03%	5.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$518,367		$498,887		$494,372		$470,326		$508,152	$476,061
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)
Expenses, before reimbursements and credits	0.50%		0.49%		0.50%		0.51%		0.50%	0.58%
Net investment income, net of reimbursements and credits	2.51	%(3)	2.69	%(3)	2.61	%(3)	2.42	%(3)	2.59%	2.61	%(3)
Net investment income, before reimbursements and credits	2.46%		2.65%		2.56%		2.36%		2.54%	2.48%
Portfolio Turnover Rate	19.80%		28.54%		52.17%		64.62%		81.80%	106.30%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $15,000, $22,000, $25,000 and $28,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$11.56		$11.40		$11.48		$12.06		$11.86	$11.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17		0.40		0.39		0.35		0.38	0.38
Net realized and unrealized gains (losses)	0.30		0.16		(0.08)		(0.45)		0.20	0.60
Total from Investment Operations	0.47		0.56		0.31		(0.10)		0.58	0.98
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)		(0.40)		(0.39)		(0.35)		(0.38)	(0.38)
From net realized gains	–		–		–		(0.13)		–	–
Total Distributions Paid	(0.17)		(0.40)		(0.39)		(0.48)		(0.38)	(0.38)
Net Asset Value, End of Period	$11.86		$11.56		$11.40		$11.48		$12.06	$11.86
Total Return(1)	4.12%		5.01%		2.69%		(0.83)%		4.97%	8.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$195,238		$179,416		$181,272		$177,857		$189,741	$145,831
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46%	0.46	%(3)
Expenses, before reimbursements and credits	0.56%		0.56%		0.58%		0.61%		0.60%	0.71%
Net investment income, net of reimbursements and credits	2.94	%(3)	3.50	%(3)	3.36	%(3)	2.95	%(3)	3.18%	3.29	%(3)
Net investment income, before reimbursements and credits	2.83%		3.40%		3.24%		2.80%		3.04%	3.04%
Portfolio Turnover Rate	40.67%		34.83%		83.27%		97.34%		131.91%	194.12%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, which represents 0.01 percent of average net assets for the six months ended September 30, 2019, approximately $11,000, $21,000 and $16,000 which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$8.70		$8.69		$8.69		$9.02		$8.93	$8.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18		0.37		0.35		0.32		0.33	0.38
Net realized and unrealized gains (losses)	0.25		0.01		–		(0.33)		0.09	0.44
Total from Investment Operations	0.43		0.38		0.35		(0.01)		0.42	0.82
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)		(0.37)		(0.35)		(0.32)		(0.33)	(0.38)
From net realized gains	–		–		–		–		–	–
Total Distributions Paid	(0.18)		(0.37)		(0.35)		(0.32)		(0.33)	(0.38)
Net Asset Value, End of Period	$8.95		$8.70		$8.69		$8.69		$9.02	$8.93
Total Return(1)	4.95%		4.47%		4.03%		(0.10)%		4.80%	9.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$523,777		$443,469		$412,599		$476,835		$575,904	$336,608
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.60	%(3)	0.61	%(3)	0.80	%(3)	0.80	%(3)	0.80%	0.80	%(3)
Expenses, before reimbursements and credits	0.83%		0.83%		0.83%		0.82%		0.83%	0.89%
Net investment income, net of reimbursements and credits	4.00	%(3)	4.27	%(3)	3.96	%(3)	3.60	%(3)	3.67%	4.29	%(3)
Net investment income, before reimbursements and credits	3.77%		4.05%		3.93%		3.58%		3.64%	4.20%
Portfolio Turnover Rate	17.55%		51.81%		9.69%		39.67%		7.20%	8.16%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $16,000, $12,000 and $42,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and less than $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.57		$10.37		$10.40		$10.82		$10.71	$10.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13		0.25		0.22		0.21		0.22	0.21
Net realized and unrealized gains (losses)	0.24		0.20		(0.03)		(0.26)		0.15	0.30
Total from Investment Operations	0.37		0.45		0.19		(0.05)		0.37	0.51
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)		(0.25)		(0.22)		(0.21)		(0.22)	(0.21)
From net realized gains	–		–		–		(0.16)		(0.04)	(0.03)
Total Distributions Paid	(0.13)		(0.25)		(0.22)		(0.37)		(0.26)	(0.24)
Net Asset Value, End of Period	$10.81		$10.57		$10.37		$10.40		$10.82	$10.71
Total Return(1)	3.47%		4.47%		1.75%		(0.48)%		3.54%	4.90%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,012,245		$2,774,081		$2,935,140		$2,752,569		$3,160,485	$3,142,905
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)
Expenses, before reimbursements and credits	0.47%		0.47%		0.48%		0.49%		0.49%	0.57%
Net investment income, net of reimbursements and credits	2.34	%(3)	2.46	%(3)	2.03	%(3)	1.94	%(3)	2.04%	1.95	%(3)
Net investment income, before reimbursements and credits	2.32%		2.44%		2.00%		1.90%		2.00%	1.83%
Portfolio Turnover Rate	67.80%		115.01%		120.62%		106.67%		127.92%	128.42%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $163,000 which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019 and approximately $380,000, $278,000, $261,000 and $6,000 which represent approximately 0.01, less than 0.01, 0.01 and 0.005 percent of average net assets for the fiscal years ended March 31, 2019, 2018, 2017 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.37		$10.20		$10.33		$10.48		$10.46	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09		0.16		0.12		0.12		0.12	0.14
Net realized and unrealized gains (losses)	0.07		0.17		(0.11)		(0.13)		0.02	–
Total from Investment Operations	0.16		0.33		0.01		(0.01)		0.14	0.14
LESS DISTRIBUTIONS PAID:
From net investment income	(0.09)		(0.16)		(0.13)		(0.12)		(0.12)	(0.14)
From net realized gains	–		–		(0.01)		(0.02)		– (1)	–
Total Distributions Paid	(0.09)		(0.16)		(0.14)		(0.14)		(0.12)	(0.14)
Net Asset Value, End of Period	$10.44		$10.37		$10.20		$10.33		$10.48	$10.46
Total Return(2)	1.59%		3.29%		0.07%		(0.10)%		1.41%	1.33%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$938,473		$962,980		$909,193		$1,047,250		$1,160,549	$1,392,725
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45%	0.45	%(4)
Expenses, before reimbursements and credits	0.48%		0.48%		0.48%		0.48%		0.48%	0.55%
Net investment income, net of reimbursements and credits	1.81	%(4)	1.59	%(4)	1.21	%(4)	1.18	%(4)	1.18%	1.32	%(4)
Net investment income, before reimbursements and credits	1.78%		1.56%		1.18%		1.15%		1.15%	1.22%
Portfolio Turnover Rate	45.90%		135.35%		36.55%		21.23%		20.01%	23.13%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $28,000, $79,000, $96,000 and $46,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018 and 2017, respectively, and approximately $1,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2015. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.63		$10.49		$10.55		$10.89		$10.80	$10.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16		0.35		0.33		0.31		0.36	0.38
Net realized and unrealized gains (losses)	0.29		0.14		(0.06)		(0.33)		0.09	0.36
Total from Investment Operations	0.45		0.49		0.27		(0.02)		0.45	0.74
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)		(0.35)		(0.33)		(0.31)		(0.36)	(0.38)
From net realized gains	–		–		–		(0.01)		–	–
Total Distributions Paid	(0.16)		(0.35)		(0.33)		(0.32)		(0.36)	(0.38)
Net Asset Value, End of Period	$10.92		$10.63		$10.49		$10.55		$10.89	$10.80
Total Return(1)	4.24%		4.78%		2.57%		(0.16)%		4.29%	7.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,475,887		$1,168,191		$1,075,258		$1,077,256		$1,064,728	$864,091
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45%	0.45	%(3)
Expenses, before reimbursements and credits	0.48%		0.47%		0.48%		0.48%		0.48%	0.58%
Net investment income, net of reimbursements and credits	2.91	%(3)	3.35	%(3)	3.12	%(3)	2.91	%(3)	3.37%	3.53	%(3)
Net investment income, before reimbursements and credits	2.88%		3.33%		3.09%		2.88%		3.34%	3.40%
Portfolio Turnover Rate	72.08%		116.37%		103.25%		99.52%		111.59%	164.86%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $89,000, $84,000, $64,000, $103,000 and $1,000 which represent 0.01, less than 0.01, 0.01, 0.01 and 0.005 percent of average net assets for the six months ended September 30, 2019 and fiscal years ended March 31, 2019, 2018, 2017 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4%

Arizona – 92.4%

Arizona Board of Regents Refunding COPS, University of Arizona Project, 5.00%, 6/1/28	$400	$510

Arizona Board of Regents State University System Revenue Bonds, Series A, 5.00%, 7/1/31	550	637
5.00%, 7/1/34	750	864
5.00%, 7/1/35	750	862

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds, 5.00%, 7/1/35	1,000	1,176
5.00%, 7/1/41	1,000	1,163

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/31	1,000	1,238
5.00%, 7/1/36	495	605

Arizona Board of Regents University System Revenue Bonds, Series A, 5.00%, 6/1/32	1,500	1,765

Arizona Board of Regents University System Revenue Refunding Bonds, 5.00%, 6/1/33	1,710	2,057

Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, 4.00%, 1/1/43	3,500	3,631

Arizona State IDA National Charter School Revenue Bonds, Equitable School Revolving Fund, 4.00%, 11/1/49	1,000	1,098

Arizona State Transportation Board Revenue GANS, Series A, 5.00%, 7/1/23	1,000	1,135
5.00%, 7/1/30	815	1,019

Chandler IDA Variable Revenue Bonds (AMT), Intel Corporation Project, 5.00%, 6/3/24 (1)(2)(3)	5,000	5,738

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds, 5.00%, 7/1/28	500	617
5.00%, 7/1/29	750	926
5.00%, 7/1/30	500	615

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued
5.00%, 7/1/31	$600	$735

Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C, 3.00%, 7/1/20	1,225	1,240

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured), 3.35%, 1/1/28	870	956

Goodyear Water & Sewer Revenue Bonds, Subordinate Lien Obligations (AGM Insured), 5.25%, 7/1/31	1,000	1,064

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured), 5.00%, 7/1/34	1,100	1,341

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017, 5.00%, 7/1/31	275	349
5.00%, 7/1/32	250	316

Maricopa County Elementary School District No. 28 Kyrene G.O. Unlimited Bonds, Series B, School Improvement Project of 2010, 5.25%, 7/1/28 (4)	940	1,078
5.50%, 7/1/29 (4)	485	560
5.50%, 7/1/30 (4)	375	433

Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured), 5.00%, 7/1/38	1,000	1,202

Maricopa County Elementary School District No. 68 Alhambra G.O. Unlimited Bonds, Series B (BAM Insured), 4.00%, 7/1/37	650	734
4.00%, 7/1/38	350	394
4.00%, 7/1/39	350	393

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued

Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured), 5.00%, 7/1/35	$625	$776
5.00%, 7/1/36	1,175	1,455

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/20	1,650	1,696

Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth, 5.00%, 9/1/42	4,000	4,788

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 5.00%, 1/1/38	1,250	1,488

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project, 5.00%, 7/1/26	2,250	2,773

Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured), 5.00%, 7/1/31	1,575	1,978
4.00%, 7/1/37	500	566

Maricopa County Special Health Care District G.O. Unlimited Bonds, 5.00%, 7/1/35	1,000	1,240
4.00%, 7/1/38	2,500	2,793

Maricopa County Special Health Care District G.O. Unlimited Bonds, Maricopa Integrated Health, 5.00%, 7/1/32	1,000	1,250

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A, 5.00%, 7/1/22	1,375	1,513

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015, 5.00%, 7/1/28	525	660

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued
5.00%, 7/1/29	$650	$813
5.00%, 7/1/31	500	620

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C, 5.00%, 7/1/24	1,000	1,170

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C, 5.00%, 7/1/32	1,600	2,025

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A, 4.00%, 7/1/28	1,000	1,064

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011, 4.50%, 7/1/27	1,700	1,888

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A-1, School Improvement Project of 2010, 4.00%, 7/1/22	1,040	1,090

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015, 5.00%, 7/1/30	1,335	1,706

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds, 5.00%, 7/1/26	400	480

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement, 5.00%, 7/1/37	650	772

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured), 5.00%, 7/1/23	1,000	1,132

Mesa Utility System Revenue Refunding Bonds, Series A, 5.00%, 7/1/21	1,220	1,299

Mesa Utility System Revenue Refunding Bonds, Series B, 5.00%, 7/1/23	545	620

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued
5.00%, 7/1/30	$290	$379

Mesa Utility System Revenue Refunding Bonds, Series C, 5.00%, 7/1/21	1,000	1,065
5.00%, 7/1/22	675	743
5.00%, 7/1/23	1,000	1,137

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B, 5.00%, 7/1/34	4,000	4,915

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	1,000	1,151

Phoenix Civic Improvement Corp. Water System Revenue Refunding Bonds, Series B, Junior Lien, 4.00%, 7/1/28	1,000	1,114

Pima County COPS, 5.00%, 12/1/20	1,040	1,085
5.00%, 12/1/22	650	724

Pima County Sewer System Revenue Bonds, 5.00%, 7/1/25	1,000	1,136

Pima County Sewer System Revenue Bonds (AGM Insured), Prerefunded, 5.00%, 7/1/20 (5)	1,350	1,387

Pima County Sewer System Revenue Bonds, Series B, Prerefunded, 5.00%, 7/1/21 (5)	1,000	1,063

Pima County Street & Highway Revenue Bonds, 4.00%, 7/1/25	620	711

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007, 5.00%, 7/1/24	1,005	1,132

Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured), 3.00%, 7/1/21	420	432
5.00%, 7/1/23	315	356
5.00%, 7/1/26	1,685	2,067
5.00%, 7/1/30	1,080	1,367

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued

Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured), 4.00%, 7/1/29	$675	$760

Pinal County Community College District Revenue Bonds, Central Arizona Collage (BAM Insured), 5.00%, 7/1/28	175	212

Pinal County Revenue Obligations Pledged Revenue Bonds, 4.00%, 8/1/37	1,850	2,099
3.00%, 8/1/44	2,000	2,037

Pinal County School District No. 1 Florence G.O. Unlimited Bonds, Series B (BAM Insured), 4.00%, 7/1/29	635	744
4.00%, 7/1/31	500	581

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 7/1/22	1,000	1,097

Prescott Valley Municipal Property Corp. Facilities Revenue Refunding Bonds, 5.00%, 1/1/24	1,835	1,917

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B, 5.00%, 8/1/47	2,540	2,817

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, 5.00%, 1/1/31	1,000	1,267

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/36	1,105	1,299

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/30	2,675	3,551

Tempe G.O. Unlimited Bonds, 5.00%, 7/1/33	1,125	1,459

Tucson Water Revenue Bonds, 3.00%, 7/1/34	615	647

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 92.4% – continued

Arizona – 92.4% – continued

Tucson Water System Revenue Bonds, Prerefunded, 5.00%, 7/1/21 (5)	$1,825	$1,944

Western Maricopa Education Center District No. 402 G.O. Unlimited Bonds, Series B, School Improvement Project of 2016, 5.00%, 7/1/28	400	512

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical, 3.13%, 8/1/43	2,450	2,484
4.00%, 8/1/43	1,000	1,103
		122,600
Total Municipal Bonds
(Cost $116,907)		122,600

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	2,419,107	$2,419
Total Investment Companies
(Cost $2,419)		2,419

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.5%

Arizona State School District COPS TANS, 2.00%, 7/28/20	$1,000	$1,005

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 4.5% – continued

Maricopa County IDA Variable Revenue Bonds, Banner Health Obligated Group, 1.59%, 10/9/19 (1)(3)(8)	$2,000	$2,000

Phoenix IDA Healthcare Facilities Variable Revenue Bonds, Series B, Mayo Clinic, 1.72%, 10/2/19 (1)(3)(8)	3,000	3,000
Total Short-Term Investments
(Cost $6,007)		6,005

Total Investments – 98.7%
(Cost $125,333)		131,024

Other Assets less Liabilities – 1.3%		1,687
NET ASSETS – 100.0%		$132,711

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2019 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

COPS – Certificates of Participation

FHLMC – Federal Home Loan Mortgage Corporation

G.O. – General Obligation

GANS – Grant Anticipation Notes

IDA – Industrial Development Authority

TANS – Tax Anticipation Notes

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.0%
AA	76.4
A	13.4
A1+ (Short Term)	1.5
A1 (Short Term)	0.8
Cash Equivalents	1.9

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	16.1%
General Obligation	5.1
Higher Education	8.1
Medical	14.1
School District	30.6
Utilities	6.8
Water	6.4
All other sectors less than 5%	12.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$ –	$122,600	$–	$122,600
Investment Companies	2,419	–	–	2,419
Short-Term Investments	–	6,005	–	6,005
Total Investments	$2,419	$128,605	$–	$131,024

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2%

California – 96.2%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects, 4.00%, 12/1/24	$850	$949

Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/42	4,000	4,873

Alameda Unified School District G.O. Unlimited Bonds, Series C, Election of 2014, 3.00%, 8/1/42	3,950	4,051

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016, 5.00%, 8/1/43	1,000	1,188

Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B, 5.00%, 10/1/28	2,000	2,257

Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014, 5.00%, 8/1/44	1,700	2,099

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H, 5.00%, 4/1/44	2,000	2,505

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, 2.00%, 4/1/24 (1)(2)(3)	7,620	7,808
2.13%, 4/1/25 (1)(2)(3)	16,700	17,296

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series A, 2.85%, 4/1/25 (1)(2)(3)	5,800	6,212
2.95%, 4/1/26 (1)(2)(3)	19,975	21,696

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series E, 2.00%, 4/1/21 (1)(2)(3)	565	569

California Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project, 3.00%, 11/1/44	3,000	3,013

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group, 5.00%, 7/1/43	$1,000	$1,146

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects, 5.00%, 7/1/39	1,000	1,211

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, 4.00%, 12/1/34	1,795	1,992

California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University, 5.00%, 5/1/49	2,000	3,097

California State G.O. Unlimited Bonds, 5.00%, 3/1/26	1,250	1,491
5.25%, 11/1/40	8,500	8,839

California State G.O. Unlimited Bonds, Series 2007 (FGIC Insured), Unrefunded Balance, 5.38%, 6/1/26	2,220	2,235

California State G.O. Unlimited Refunding Bonds, 5.00%, 4/1/25	1,500	1,800
5.00%, 9/1/27	1,845	2,286
5.00%, 8/1/28	4,000	5,062
3.00%, 10/1/37	1,000	1,048

California State G.O. Unlimited Refunding Bonds, Bid Group C, 5.00%, 8/1/27	2,000	2,473
5.00%, 8/1/28	7,000	8,637

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	1,000	1,191

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	3,500	4,238

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, 5.00%, 11/15/32	1,200	1,446

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center, 5.00%, 11/15/27	$250	$306

California State Health Facilities Financing Authority Revenue Refunding Bonds, Children’s Hospital of Orange County, 5.00%, 11/1/28	700	916

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health System, 2.00%, 10/1/25 (1)(2)(3)	2,450	2,539

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/35	2,500	3,062
5.00%, 11/15/46	3,000	3,548

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund, 5.00%, 11/1/39	550	680

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street, 5.00%, 5/15/36	1,000	1,252

California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured), 2.65%, 8/1/36	3,500	3,595

California State Municipal Finance Authority Revenue Bonds, Series A, National University, 5.00%, 4/1/36	2,245	2,780

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village, 5.00%, 5/15/39	1,500	1,799

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

California State Public Works Board Lease Revenue Bonds, Series D, Judicial Council Projects, 4.25%, 12/1/20	$1,000	$1,034

California State University Revenue Bonds, Series A, 5.00%, 11/1/31	2,670	3,544

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/45	2,600	2,861

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	2,500	2,594
4.00%, 5/1/23	1,485	1,632
5.00%, 10/1/23	500	575
5.00%, 5/1/24	1,450	1,695
5.00%, 11/1/28	4,000	5,091
5.25%, 3/1/30	1,500	1,525
5.25%, 10/1/39	1,500	1,818

California State Various Purpose G.O. Unlimited Bonds, Bidding Group, 5.00%, 9/1/28	5,000	6,182

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/26	2,750	3,245
5.00%, 11/1/28	1,000	1,273

California Statewide Communities Development Authority Revenue Bonds, Viamonte Senior Living Project (California Mortgage Insured), 3.00%, 7/1/26	5,500	5,608

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.75%, 8/1/23 (4)	1,000	1,176

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016, 4.00%, 8/1/48	1,000	1,100

Contra Costa Community College District G.O. Unlimited Bonds, Series B-2, 3.00%, 8/1/35	775	825

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, 5.00%, 8/1/43	$1,125	$1,266

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/39	1,330	1,633

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002, 0.00%, 8/1/23 (5)	9,940	9,419

Evergreen School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/46	1,000	1,241

Foothill Eastern Transportation Corridor Agency Toll Road Revenue CABS, Series A, Senior Lien, Escrowed to Maturity, 0.00%, 1/1/20 (5)	2,150	2,143

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (4)	1,500	1,618

Imperial Irrigation District Electric Revenue Bonds, Series B-1, 5.00%, 11/1/46	2,500	2,976

Kentfield School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/43	2,000	2,337

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F, 5.00%, 6/1/27	1,100	1,332

Long Beach Harbor Revenue Bonds, Series A (AMT), 5.00%, 5/15/30	1,300	1,601

Long Beach Harbor Revenue Refunding Bonds, Series C, 5.00%, 5/15/47	3,000	3,619

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008, 3.00%, 8/1/38	3,270	3,414

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Long Beach Unified School District G.O. Unlimited Bonds, Series SE, Election of 2008, Unrefunded Balance, 5.00%, 8/1/20	$70	$70

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II, 5.00%, 8/1/24	945	1,047

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D, 5.00%, 12/1/29	1,665	2,026

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1, 5.00%, 12/1/44	3,405	4,290

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B, 5.00%, 12/1/29	2,630	3,200
5.00%, 12/1/31	2,000	2,415

Los Angeles County TRANS, 5.00%, 6/30/20	5,200	5,347

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International, 5.00%, 5/15/23	500	562
5.00%, 5/15/24	500	578
5.00%, 5/15/30	1,465	1,844

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/27	7,435	9,208
5.00%, 5/15/28	7,630	9,626
5.00%, 5/15/29	1,000	1,256

Los Angeles Department of Airports Senior Revenue Bonds, Series B, 5.00%, 5/15/27	640	772

Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.25%, 5/15/31	2,000	2,526

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Los Angeles Department of International Airports Revenue Bonds, Series D, 5.25%, 5/15/29	$3,000	$3,076
5.00%, 5/15/40	3,500	3,580

Los Angeles Department of Water & Power System Revenue Bonds, Series C, 7/1/49 (6)	1,000	1,247

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B, 5.00%, 7/1/43	1,850	2,290

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity, 5.00%, 8/1/25	6,750	8,067

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008, 4.00%, 7/1/24	1,930	2,172
4.00%, 7/1/25	3,000	3,445
5.00%, 7/1/29	1,500	1,900
5.00%, 7/1/30	190	240

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/26	5,440	6,712

Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A, 5.00%, 7/1/24	5,860	6,864

Los Angeles Wastewater System Revenue Refunding Bonds, Series A (NATL Insured), Escrowed to Maturity, 6.00%, 6/1/21	1,185	1,281

Los Angeles Wastewater System Revenue, Subseries A, Green Bond, 5.00%, 6/1/38	1,100	1,379

Los Rios Community College District G.O. Unlimited Bonds, Series D, 3.00%, 8/1/44	2,000	2,030

Marin County COPS, Prerefunded, 3.00%, 8/1/20 (4)	1,595	1,619
4.00%, 8/1/20 (4)	1,140	1,167

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A, 2.50%, 7/1/27	$6,650	$7,246

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (4)	2,000	2,158

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A, 5.00%, 10/1/26	1,490	1,812
5.00%, 10/1/27	1,130	1,372
5.00%, 10/1/28	2,770	3,357

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B, 5.00%, 10/1/28	2,150	2,810

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured), 5.00%, 9/1/22	1,445	1,608

Monterey County Public Facilities Financing COPS, 5.00%, 10/1/27	1,000	1,214
5.00%, 10/1/28	670	812

Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A, 5.00%, 8/1/44	1,900	2,406

Natomas Unified School District G.O. Unlimited Bonds (AGM Insured), 3.00%, 8/1/39	1,655	1,691
3.00%, 8/1/40	2,325	2,368
3.00%, 8/1/41	2,590	2,626

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/25	1,690	1,982

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured), 5.00%, 8/1/33	1,185	1,438

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured), 5.00%, 8/1/31	3,620	4,422

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Northern Energy Authority Commodity Supply Revenue Bonds, Series A, 4.00%, 7/1/24 (1)(2)(3)	$2,000	$2,175

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, 5.00%, 8/1/22	750	826
5.00%, 8/1/24	600	702

Orange County Local Transportation Authority Sales TRB, 5.00%, 2/15/33	3,000	3,933

Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018, 5.00%, 8/1/42	3,000	3,581

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 2.00%, 8/1/27	1,970	2,024

Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 8/1/43	4,220	4,701
4.00%, 8/1/46	5,950	6,600

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	1,000	1,218

Poway Unified School District No. 07 Improvement G.O. Unlimited Bonds, Series 1-A, Election of 2008, 0.00%, 8/1/20 (5)	3,280	3,242

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County, 3.00%, 7/1/30	2,295	2,471

Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured), 5.00%, 11/1/24	600	709
5.00%, 11/1/25	1,000	1,212
5.00%, 11/1/26	750	931

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series A, Public Defender & Probation Building, 5.25%, 11/1/24	800	930

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Riverside County Teeter Obligation Revenue Notes, Series A, 4.00%, 10/24/19	$1,700	$1,703

Riverside County TRANS, 5.00%, 6/30/20	1,500	1,543

Riverside County Transportation Commission Revenue Refunding Bonds, Series A, 3.00%, 6/1/26	5,500	5,969

Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B, 5.00%, 6/1/30	2,500	3,224

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured), 5.25%, 6/1/24	615	706

Sacramento County Airport System Revenue Refunding Bonds, Series A, 5.00%, 7/1/29	565	731
5.00%, 7/1/31	500	637

Sacramento County Airport System Revenue Refunding Bonds, Series B, 5.00%, 7/1/29	680	880

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,500	1,541

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds, 5.00%, 11/15/26	1,000	1,215

San Diego Association of Governments South Bay Expressway Toll Revenue Bonds, Series A, Senior Lien, 5.00%, 7/1/29	850	1,067

San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A, 5.00%, 7/1/37	1,000	1,221

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark, 5.00%, 10/15/30	1,040	1,256

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012, 5.00%, 7/1/41	$3,380	$4,131

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured), 5.50%, 7/1/27	1,500	1,976

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds, 5.00%, 8/1/31	2,000	2,664

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/38	3,000	3,698

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT), 4.00%, 5/1/50	3,500	3,862

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D, 5.00%, 5/1/25	1,000	1,179

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT), 5.00%, 5/1/24	1,095	1,197

San Francisco City & County G.O. Unlimited Bonds, Series C, 3.00%, 6/15/30	5,415	5,747

San Francisco City & County Public Utilities Commission Water Refunding Bonds, Series D, Green Bonds, 5.00%, 11/1/32	1,375	1,747

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C, 3.25%, 6/15/32	1,500	1,574

San Francisco City & County Unified School District Property G.O. Unlimited Bonds, Series E, Election of 2006, 5.00%, 6/15/22	2,615	2,687

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

San Francisco County Transportation Authority Sales TRB, 3.00%, 2/1/30	$5,000	$5,412

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/26	1,055	1,229

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.75%, 3/1/21 (4)	2,000	2,130

San Jose Airport Revenue Refunding Bonds, Series A (AMT), 5.00%, 3/1/22	1,495	1,622

San Jose G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/31	3,700	4,863

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Prerefunded, 5.00%, 8/1/21 (4)	830	888

San Jose Unified School District Santa Clara County G.O. Unlimited Refunding Bonds, Unrefunded Balance, 5.00%, 8/1/23	170	182

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015, 4.50%, 8/1/42	1,750	2,054

Santa Clara County G.O. Unlimited Refunding Bonds, Series C, 4.00%, 8/1/38	3,500	4,018

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2010, Prerefunded, 4.50%, 7/1/20 (4)	2,000	2,051

Santa Clara Unified School District G.O. Unlimited Bonds, Series A, Election of 2004, Prerefunded, 5.00%, 7/1/20 (4)	5,540	5,702

Santa Clarita Community College District G.O. Unlimited Bonds, 3.00%, 8/1/44	1,000	1,022

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), 5.00%, 8/1/43	$1,145	$1,373

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured), 5.00%, 8/1/43	1,000	1,199

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (4)	2,000	2,168

Sierra Joint Community College District G.O. Unlimited Bonds, Election of 2018 (School Facilities Improvement District), 4.00%, 8/1/40	2,095	2,394

Southern California Financing Authority Water Replenishment Assessment Revenue Bonds, 5.00%, 8/1/43	2,000	2,478

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Phase II Project, 5.25%, 7/1/27	1,000	1,071

Southern California Public Power Authority Revenue Bonds, Milford Wind Corridor Project No. 1, 5.00%, 7/1/24	1,240	1,252

Southern California Public Power Authority Revenue Bonds, Windy Point/Windy Flats Project No. 1, 5.00%, 7/1/26	4,700	4,837

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds, 5.00%, 1/1/28	625	734

University of California Revenue Refunding Bonds, Series O, Limited Project, 5.00%, 5/15/43	1,050	1,289

University of California General Revenue Bonds, Series AF, Prerefunded, 5.00%, 5/15/23 (4)	1,220	1,386

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 96.2% – continued

California – 96.2% – continued

University of California General Revenue Refunding Bonds, Series AZ, 5.00%, 5/15/48	$1,500	$1,839

University of California Limited Project Revenue Refunding Bonds, Series I, 5.00%, 5/15/27	1,600	1,929

University of California Revenue Refunding General Bonds, Series BB, 5.00%, 5/15/40	1,390	1,758

Ventura County Public Financing Authority Lease Revenue Bonds, Series B, 5.00%, 11/1/24	1,060	1,223

Visalia Unified School District COPS (AGM Insured), 3.00%, 5/1/27	1,525	1,556

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	1,645	1,650

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, 5.00%, 9/1/26	1,000	1,211
		498,650
Total Municipal Bonds
(Cost $478,632)		498,650

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 3.0%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (7)(8)	15,577,862	$15,578
Total Investment Companies
(Cost $15,578)		15,578

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.2%

San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC), 1.36%, 10/9/19 (1)(3)(9)	$1,000	$1,000
Total Short-Term Investments
(Cost $1,000)		1,000

Total Investments – 99.4%
(Cost $495,210)		515,228

Other Assets less Liabilities – 0.6%		3,139
NET ASSETS – 100.0%		$518,367

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2019 is disclosed.
(9)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

LOC – Letter of Credit

MFH – Multi-Family Housing

NATL – National Public Finance Guarantee Corporation

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	1.4%
AA	79.9
A	11.6
A1+ (Short Term)	1.4
A1 (Short Term)	0.3
BBB	0.6
Not Rated	1.8
Cash Equivalents	3.0

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	9.4%
General	14.6
General Obligation	18.1
Higher Education	6.1
School District	22.0
Transportation	14.3
All other sectors less than 5%	15.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$498,650	$–	$498,650
Investment Companies	15,578	–	–	15,578
Short-Term Investments	–	1,000	–	1,000
Total Investments	$15,578	$499,650	$–	$515,228

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8%

California – 81.8%

Alameda Unified School District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 8/1/42	$1,000	$1,218

Alameda Unified School District G.O. Unlimited Bonds, Series C, Election of 2014, 3.00%, 8/1/42	3,000	3,077

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016, 4.00%, 8/1/46	1,000	1,098

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, Series A, 2.85%, 4/1/25 (1)(2)(3)	1,500	1,607
2.95%, 4/1/26 (1)(2)(3)	5,500	5,974

Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-H, 5.00%, 4/1/49	1,000	1,248

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured), 5.25%, 8/1/44	1,500	1,834

California Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project, 4.00%, 11/1/49	1,000	1,100

California HFA Municipal Certificates Revenue Bonds, Series A, 4.25%, 1/15/35	1	2

California Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street, 5.00%, 5/15/42	1,000	1,230

California State Construction G.O. Unlimited Bonds, 3.00%, 10/1/49	1,000	1,023

California State Educational Facilities Authority Revenue Bonds, Series U-6, Stanford University, 5.00%, 5/1/45	3,000	4,525

California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University, 5.00%, 5/1/49	1,500	2,323

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

California State G.O. Unlimited Refunding Bonds, 5.00%, 4/1/25	$1,500	$1,800

California State G.O. Unlimited Refunding Bonds, Group C, 5.00%, 8/1/26	2,500	2,978

California State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 9/1/26	500	605

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health, 5.00%, 11/15/46	1,000	1,183

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund, 5.00%, 11/1/44	625	765

California State Municipal Finance Authority Revenue Bonds, Series A, National University, 5.00%, 4/1/40	1,000	1,220

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village, 5.00%, 5/15/39	1,000	1,199
5.00%, 5/15/43	1,000	1,187

California State University Revenue Bonds, Series A, 5.00%, 11/1/49	1,500	1,884

California State University Systemwide Revenue Refunding Bonds, Series A, 4.00%, 11/1/45	1,000	1,100

California State Various Purpose G.O. Unlimited Bonds, 5.00%, 10/1/20	4,000	4,150
5.25%, 3/1/30	3,500	3,558
5.50%, 3/1/40	2,865	2,912

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018, 3.00%, 8/1/42	550	561

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded, 5.75%, 8/1/23 (4)	$570	$670
6.00%, 8/1/23 (4)	1,000	1,185

Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured), 4.00%, 6/1/49	1,675	1,855

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014, 4.00%, 8/1/44	500	556

Evergreen School District G.O. Unlimited Bonds, Election of 2014, 5.00%, 8/1/46	1,300	1,613

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A, Election of 2008, Prerefunded, 5.38%, 8/1/21 (4)	3,500	3,776

Imperial Irrigation District Electric Revenue Bonds, Series B-1, 5.00%, 11/1/46	1,500	1,786

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008, 3.00%, 8/1/47	2,500	2,555

Los Angeles County TRANS, 5.00%, 6/30/20	1,200	1,234

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International, 5.00%, 5/15/31	1,000	1,253

Los Angeles Department of Airports Private Activity Senior Revenue Bonds (AMT), 5.00%, 5/15/21	2,000	2,117

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/29	4,000	5,023
5.00%, 5/15/31	5,000	6,216

Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A, 5.00%, 7/1/24	3,000	3,514

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

Los Rios Community College District G.O. Unlimited Bonds, Series D, 3.00%, 8/1/44	$1,000	$1,015

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016, 5.00%, 8/1/42	1,450	1,790

Marin County COPS, Prerefunded, 4.25%, 8/1/20 (4)	1,575	1,615

Midpeninsula Regional Open Space District Revenue Bonds, Prerefunded, 5.25%, 9/1/21 (4)	600	648
5.50%, 9/1/21 (4)	2,500	2,710

Monterey County Financing Authority Revenue Refunding Bonds, 5.00%, 9/1/37	1,170	1,469

Mount San Antonio Community College District G.O. Unlimited Bonds, Election of 2018, Series A, 5.00%, 8/1/44	1,000	1,266

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005, 0.00%, 8/1/33 (5)	10,000	7,446

Northern Energy Authority Commodity Supply Revenue Bonds, Series A, 4.00%, 7/1/24 (1)(2)(3)	2,000	2,175

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008, 3.00%, 8/1/31	2,435	2,608

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured), (Step to 7.00% on 8/1/19), 7.00%, 8/1/38	5,000	6,944

Pleasanton Unified School District G.O. Unlimited Bond, 3.00%, 8/1/42	2,500	2,546

Pleasanton Unified School District G.O. Unlimited Refunding Bond, Election of 2016, 4.00%, 8/1/42	2,000	2,240

Riverside County TRANS, 5.00%, 6/30/20	1,000	1,029

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

Riverside Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/43	$2,330	$2,929

Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No.1 of Marin County, 5.00%, 1/1/36	275	323
5.00%, 1/1/37	215	252

Sacramento Assessment Revenue Special Assessment Bonds, Convention Center Ballroom, 3.00%, 6/1/50	1,000	993

Sacramento Municipal Utility District Revenue Bonds, Series A, 5.00%, 8/15/37	55	62

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds, 1.80%, 11/15/27	1,000	1,010

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012, 5.00%, 7/1/41	1,175	1,436

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/38	1,000	1,233
5.00%, 5/1/42	1,500	1,771
5.00%, 5/1/49	1,000	1,208

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT), 5.00%, 5/1/45	1,000	1,215
4.00%, 5/1/50	1,500	1,655

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds (AMT), Series D, 5.00%, 5/1/25	1,000	1,179

San Francisco City & County G.O. Unlimited Bonds, Series C, 3.00%, 6/15/30	1,000	1,061

San Francisco City & County G.O. Unlimited Bonds, Series D, 5.00%, 6/15/23	950	1,049

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C, 3.25%, 6/15/32	$2,500	$2,624

San Joaquin County Transportation Authority Measure K Limited TRB, Series A, Prerefunded, 5.25%, 3/1/21 (4)	2,075	2,195

Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds, 3.00%, 8/1/39	2,130	2,188

Santa Clara Electric Revenue Refunding Bonds, Series A, 6.00%, 7/1/31	1,195	1,293

Santa Clarita Community College District G.O. Unlimited Bonds, 3.00%, 8/1/49	2,475	2,517

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured), 5.00%, 8/1/43	500	600

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (4)	2,025	2,195

Simi Valley Unified School District G.O. Unlimited Bonds, Series B, 4.00%, 8/1/48	2,130	2,372

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), 5.00%, 9/1/32	500	650

University of California Revenue Refunding Bonds, Series O, Limited Project, 5.00%, 5/15/58	2,500	3,037

University of California General Revenue Bonds, Series AF, Prerefunded, 5.00%, 5/15/23 (4)	430	489

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 81.8% – continued

California – 81.8% – continued

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured), 5.13%, 9/1/29	$2,000	$2,006
		159,757
Total Municipal Bonds
(Cost $148,426)		159,757

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 5.2%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	10,062,100	$10,062
Total Investment Companies
(Cost $10,062)		10,062

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.5%

Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, Series B-2 (Sumitomo Mitsui Banking Corp. LOC), 1.31%, 10/9/19 (1)(3)(8)	$3,000	$3,000

California State Health Facilities Financing Authority Variable Revenue Bonds, Series C, Kaiser Permanente, 1.47%, 10/9/19 (1)(3)(8)	1,000	1,000

California State University Institute, 1.15%, 10/3/19	2,800	2,800

Sacramento County Sanitation Districts Financing Authority Variable Revenue Bonds, Series C, Sacramento Regional, Subordinate Lien (Bank of America N.A. LOC), 1.30%, 10/9/19 (1)(3)(8)	2,100	2,100

San Bernardino County Refunding COPS, Series A, Arrowhead Project, 5.00%, 10/1/19	3,000	3,000

San Diego Housing Authority MFH Variable Revenue Bond, Park & Market Apartments (Bank of Tokyo-Mitsubishi UFJ LOC), 1.36%, 10/9/19 (1)(3)(8)	500	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 10.5% – continued

San Diego Unified School District TRANS, Series A, 5.00%, 6/30/20	$4,600	$4,726

University of California Variable General Revenue Refunding Bonds, Series AL-3, 1.30%, 10/2/19 (1)(3)(8)	3,400	3,400
Total Short-Term Investments
(Cost $20,530)		20,526

Total Investments – 97.5%
(Cost $179,018)		190,345

Other Assets less Liabilities – 2.5%		4,893
NET ASSETS – 100.0%		$195,238

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2019 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

G.O. – General Obligation

HFA – Housing Finance Authority

LOC – Letter of Credit

MFH – Multi-Family Housing

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	6.1%
AA	64.1
A	15.1
A1+ (Short Term)	3.7
A1 (Short Term)	1.6
BBB	1.2
Not Rated	2.9
Cash Equivalents	5.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	12.0%
General	9.6
General Obligation	17.4
Higher Education	10.1
School District	25.9
Short-Term Investments	5.3
Transportation	6.2
All other sectors less than 5%	13.5

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$159,757	$–	$159,757
Investment Companies	10,062	–	–	10,062
Short-Term Investments	–	20,526	–	20,526
Total Investments	$10,062	$180,283	$–	$190,345

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0%

Alabama – 1.8%

Alabama State Port Authority Docks Facilities Revenue Bonds, Prerefunded, 6.00%, 10/1/20 (1)	$5,000	$5,233

Lower Alabama Gas District Gas Project Revenue Bonds, Series A, 5.00%, 9/1/46	3,000	4,200
		9,433

Arizona – 5.1%

Arizona IDA Education Revenue Bonds, Doral Academy of Nevada – Fire Mesa and Red Rock Campus Projects, 5.00%, 7/15/49	1,675	1,825

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48 (2)(3)	2,000	2,175

Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project, 4.38%, 7/1/39	1,000	991
5.00%, 7/1/49	1,000	1,050

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools, 5.00%, 2/15/36	1,400	1,584
5.00%, 2/15/46	3,500	3,890

Maricopa County Pollution Control Corp. Pollution Control Variable Revenue Refunding Bonds, Series A, Public Service of Palo Verde, 6.25%, 1/1/38	4,000	4,087

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies, 5.00%, 7/1/41	1,200	1,326
5.00%, 7/1/46	2,650	2,915

Salt Verde Financial Corp. Senior Gas Revenue Bonds, 5.00%, 12/1/37	5,000	6,736
		26,579

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

California – 14.3%

California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project, 5.00%, 8/1/49 (2)	$3,000	$3,366

California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project, 5.00%, 4/1/49	3,000	3,343

California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy, 5.00%, 7/1/44	560	592
5.00%, 7/1/54 (2)	500	524

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects, 5.00%, 7/1/49	2,000	2,382

California State Educational Facilities Authority Revenue Bonds, Series V-1, Stanford University, 5.00%, 5/1/49	5,000	7,742

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University, 5.00%, 11/1/46	3,000	3,396

California State Municipal Finance Authority Revenue Bonds, Series A, University of La Verne, Prerefunded, 6.13%, 6/1/20 (1)	2,000	2,066
6.25%, 6/1/20 (1)	1,000	1,034

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project, 5.00%, 12/31/43	4,000	4,744
5.00%, 12/31/47	1,000	1,181

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village, 5.00%, 5/15/48	5,000	5,913

California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project, 7.50%, 12/1/39	3,000	2,909

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

California – 14.3% – continued

California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority, 5.00%, 11/21/45	$1,000	$1,200

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46 (2)(3)	5,000	5,574

California State Statewide Communities Development Authority College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College, 5.25%, 7/1/49	1,700	1,964

California State Statewide Communities Development Authority Student Housing Revenue Bonds, University of California, Irvine Campus, 5.00%, 5/15/42	4,050	4,794

California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Prerefunded, 7.25%, 11/1/21 (1)	2,000	2,249

California Statewide Communities Development Authority Revenue Refunding Bonds, Series A, California Baptist University, 5.00%, 11/1/32	500	592
5.00%, 11/1/41	1,000	1,156

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1, 5.00%, 6/1/47	5,000	5,128

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/49	4,000	4,832

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Bonds, Senior Series A-1, 5.00%, 6/1/37	6,000	6,032
5.13%, 6/1/46	2,000	2,005
		74,718

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Colorado – 3.9%

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/51	$5,000	$5,483

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health, 4.00%, 8/1/49	2,230	2,396

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/36	4,000	4,018

Denver City & County Special Facilities Airport Revenue Refunding Bonds (AMT), United Airlines, Inc. Project, 5.00%, 10/1/32	2,000	2,191

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A, 5.00%, 12/15/41	3,000	3,172

Regional Transportation District Private Activity Revenue Bonds, Denver Transportation Partners, 6.00%, 1/15/41	3,000	3,088
		20,348

Connecticut – 0.2%

Hamden Revenue Refunding Bonds, Whitney Center Project, 1/1/50 (4)	1,000	1,076

Delaware – 0.4%

Delaware State EDA Gas Facilities Revenue Refunding Bonds, Delmarva Power, 5.40%, 2/1/31	2,000	2,062

District of Columbia – 2.1%

District of Columbia Revenue Bonds, 5.00%, 7/1/49	2,550	3,030

District of Columbia Revenue Bonds, Cesar Chavez Charter Schools, 7.88%, 11/15/40	5,265	5,356

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/40	2,000	2,466
		10,852

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Florida – 5.8%

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX, 5.35%, 7/1/29	$2,850	$2,914

Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project, 5.25%, 12/1/43	3,000	3,186

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/1/48	2,000	2,337

Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass, 6.38%, 1/1/26 (5)(6)(7)	4,000	3,716

Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc. Project, 5.00%, 5/1/29	1,500	1,656

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project, 5.00%, 3/1/49	2,000	2,362

Lee County IDA Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/49	2,000	2,316

Miami-Dade County Refunding G.O. Unlimited Bonds, Series A, 5.00%, 7/1/37	5,000	5,976

Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project, 5.50%, 12/1/49 (2)	1,500	1,534

Palm Beach County Revenue Bonds, Palm Beach Atlantic University, 5.00%, 4/1/39 (2)	1,750	1,964

Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project, 5.00%, 7/1/39	2,110	2,459

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Florida – 5.8% – continued

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B, 5.50%, 11/1/10 (8)	$143	$91
		30,511

Georgia – 2.3%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Series A1, Georgia Proton Treatment Center, 6.75%, 1/1/35	5,000	5,368

DeKalb County Housing Authority Senior Living Revenue Refunding Bonds, Baptist Retirement Communities of Georgia Inc. & Clairmont Crest Inc. Project, 5.13%, 1/1/49	1,000	974

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/49	4,000	5,519
		11,861

Illinois – 7.1%

Chicago Board of Education G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/1/27	500	541
5.00%, 12/1/30	1,000	1,185

Chicago O’Hare International Airport Revenue General Revenue Bonds, Series B, Senior Lien, 5.00%, 1/1/48	5,000	6,059

Chicago Waterworks Revenue Bonds, Second Lien, 5.00%, 11/1/29	2,500	2,955

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, 5.00%, 1/1/44	5,000	5,743

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg, 5.13%, 2/15/45	1,500	1,457

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University, 5.00%, 8/1/42	1,100	1,250

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Illinois – 7.1% – continued

Illinois State Finance Authority Revenue Refunding Bonds, Series C, Presence Health Network, 5.00%, 2/15/36	$5,000	$5,966

Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF – Chicago, LLC – University of Illinois at Chicago Project), 5.00%, 2/15/47	5,000	5,642

Illinois State Housing Development Authority Revenue Bonds, 4.13%, 10/1/38	2,000	2,204

Illinois State Housing Development Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured), 2.80%, 10/1/34	1,000	1,024

Railsplitter Tobacco Settlement Authority Revenue Bonds, Prerefunded, 5.50%, 6/1/21 (1)	1,000	1,068
6.00%, 6/1/21 (1)	2,000	2,153
		37,247

Indiana – 2.2%

Indiana State Finance Authority Educational Facilities Revenue Bonds, Marian University Project, 6.50%, 9/15/30	3,000	3,294
6.38%, 9/15/41	2,000	2,191

Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds, 7.00%, 3/1/39	3,000	3,031

Vigo County Hospital Authority Revenue Bonds, Union Hospital, Inc., Prerefunded, 8.00%, 9/1/21 (1)	2,500	2,809
		11,325

Iowa – 0.9%

Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities, 5.00%, 5/15/48	4,000	4,525

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Kansas – 0.2%

Wichita Health Care Facilties Revenue Refunding Bonds, Presbyterian Manors, 5/15/50 (4)	$1,000	$1,082

Kentucky – 1.4%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project, 5.75%, 7/1/49	2,500	2,809

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/1/50	2,500	2,785

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health Inc., 5.00%, 6/1/45	1,500	1,697
		7,291

Louisiana – 3.1%

Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project, 5.00%, 12/1/39	2,000	2,357

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded, 5.00%, 5/15/26 (1)	50	61

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project, 11/1/44 (4)	1,000	1,001

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A, Westlake Chemical Corp., 6.50%, 8/1/29	2,000	2,084

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Louisiana – 3.1% – continued

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series A-1, Westlake Chemical Corp., 6.50%, 11/1/35	$2,000	$2,103

Louisiana State Public Facilities Authority Revenue Bonds, Belle Chasse Educational Foundation Project, 6.75%, 5/1/41	1,250	1,309

Louisiana State Public Facilities Authority Revenue Refunding Bonds, Lafayette General Health System, 5.00%, 11/1/41	5,000	5,555

Tobacco Settlement Financing Corp. Asset Backed Revenue Refunding Bonds, Series A, 5.50%, 5/15/29	1,610	1,613
		16,083

Maine – 1.0%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center, 5.00%, 7/1/43	5,000	5,383

Maryland – 0.7%

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare, 6.25%, 1/1/31	1,550	1,709
6.13%, 1/1/36	2,000	2,185
		3,894

Massachusetts – 2.7%

Massachusetts State Development Finance Agency Revenue Bonds, Boston Medical Center, Green Bonds, 5.00%, 7/1/44	2,000	2,237

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing, 5.00%, 10/1/41	5,000	5,695

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Massachusetts – 2.7% – continued

Massachusetts State G.O. Limited Bonds, Series A, 5.00%, 1/1/49	$5,000	$6,126
		14,058

Michigan – 3.1%

Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program, 5.00%, 7/1/30	2,000	2,313

Michigan State Strategic Fund Limited Obligation Revenue Bonds (AMT), I-75 Improvement Project, 5.00%, 6/30/48	5,000	5,937

Michigan State Strategic Fund Limited Obligation Revenue Bonds, Holland Home, 5.00%, 11/15/42	2,500	2,782

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	4,355	5,047
		16,079

Minnesota – 1.3%

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/39	4,000	5,119

Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community, 5.00%, 8/1/49	500	550
5.00%, 8/1/54	1,000	1,098
		6,767

Mississippi – 0.5%

Warren County Gulf Opportunity Zone Revenue Bonds, Series A, International Paper Co., 5.80%, 5/1/34	2,530	2,592

Missouri – 1.2%

Grundy County IDA Health Facilities Revenue Bonds, Wright Memorial Hospital, 6.45%, 9/1/29	2,530	2,538
6.75%, 9/1/34	1,750	1,756

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Missouri – 1.2% – continued

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Luthreran Senior Services Project, 2/1/48 (4)	$2,000	$2,112
		6,406

New Jersey – 3.2%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/1/48	1,665	1,793

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc. Project, 5.63%, 11/15/30	2,000	2,306

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program, 5.25%, 6/15/41	2,000	2,257
5.00%, 6/15/45	2,250	2,492

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.25%, 6/1/46	7,070	8,159
		17,007

New Mexico – 0.6%

New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project, 5.00%, 7/1/49	3,000	3,389

New York – 4.5%

Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project, 5.75%, 2/1/49	1,000	1,065

New York State Thruway Authority General Junior Indebtedness Obligation Revenue Bonds, Series A, Junior Lien, 5.00%, 1/1/46	5,000	5,823

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc. Laguardia Airport Terminals, 5.00%, 1/1/36	5,000	5,964

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

New York – 4.5% – continued

New York State Transportation Development Corp. Special Facility Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment, 5.25%, 1/1/50	$5,000	$5,579

New York State Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc., 5.00%, 8/1/31	5,000	5,247
		23,678

North Dakota – 0.6%

Ward County Health Care Facilities Revenue Bonds, Series C, Trinity Obligated Group, 5.00%, 6/1/43	3,000	3,400

Ohio – 3.9%

Lucas County Health Care Facilities Revenue Refunding & Improvement Bonds, Series A, Lutheran Homes, Prerefunded, 7.00%, 11/1/20 (1)	4,000	4,237

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), 5.00%, 7/1/49 (2)	4,000	4,415

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project, 4.50%, 1/15/48	2,000	2,167

Ohio State University Hospital Health System Revenue Refunding Bonds, 5.00%, 1/15/41	4,655	5,379

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc. Project, 6.45%, 12/15/21 (9)	4,000	4,380
		20,578

Pennsylvania – 5.5%

Delaware County IDA Revenue Refunding Bonds, Covanta Project, 5.00%, 7/1/43	2,500	2,550

Franklin County IDA Revenue Bonds, Menno-Haven, Inc. Project, 5.00%, 12/1/49	1,010	1,102

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Pennsylvania – 5.5% – continued

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds (AMT), Carbonlite LLC Project, 5.75%, 6/1/36 (2)	$2,000	$2,136

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Edinboro University Foundation, Prerefunded, 6.00%, 7/1/20 (1)	2,500	2,587

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded, 6.25%, 10/1/21 (1)	2,000	2,195

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1, 5.00%, 12/1/46	5,000	5,825

Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter, 5.00%, 6/15/39	920	980
5.00%, 6/15/49	1,385	1,465

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, 5.00%, 3/15/45	5,000	5,330

Philadelphia Water & Wastewater Revenue Bonds, Series A, 5.00%, 7/1/45	4,000	4,518
		28,688

Puerto Rico – 0.6%

Puerto Rico Sales Tax Financing Corp. Restructured TRB, Series A-1, 4.75%, 7/1/53	3,000	3,113

Rhode Island – 1.5%

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/40	7,000	7,805

Tennessee – 0.7%

Johnson City Health & Educational Facilities Board Revenue Refunding Bonds, Appalachian Christian Village, 5.00%, 2/15/43	1,500	1,488

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Tennessee – 0.7% – continued

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project, 4.00%, 10/1/49	$1,000	$1,081

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 5.00%, 10/1/48	1,115	1,278
		3,847

Texas – 10.8%

Aldine Texas Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/43	5,000	6,061

Austin Convention Enterprises, Inc. Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/1/34	1,995	2,325

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/1/40	1,500	1,617
5.00%, 12/1/45	2,000	2,149

Central Regional Mobility Authority Revenue Refunding Bonds, 5.00%, 1/1/46	2,000	2,282

Clifton Higher Educational Finance Corp. Educational International Leadership Revenue Bonds, Series D, 6.13%, 8/15/48	2,700	3,023

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, 5.00%, 5/15/40	3,000	3,473

Mission Economic Development Corp. Revenue Refunding Bonds (AMT), Senior Lien, Natgasoline, 4.63%, 10/1/31	2,000	2,172

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, 5.00%, 4/1/48	3,000	3,163

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Texas – 10.8% – continued

San Antonio Electric & Gas Revenue Bonds, Junior Lien, 5.00%, 2/1/43	$2,500	$2,768

San Antonio Electric & Gas Revenue Refunding Bonds, 4.00%, 2/1/27	1,000	1,175

Tarrant County Cultural Education Facilities Finance Corp. Retirement Facility Revenue Refunding Bonds, Northwest Senior Housing Corp., 5.25%, 11/15/47	2,000	2,113

Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services, 5.00%, 11/15/46	4,000	4,498

Texas State PFA Charter School Finance Corp. Education Revenue Bonds, Series A, Cosmos Foundation, Inc., Prerefunded, 6.20%, 2/15/20 (1)	3,500	3,560

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	2,500	2,917

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Senior Lien, Blueridge Transportation, 5.00%, 12/31/40	2,750	3,092
5.00%, 12/31/45	1,250	1,398

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, LBJ Infrastructure, 7.00%, 6/30/40	3,000	3,128

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds, Senior Lien, NTE Mobility, 6.88%, 12/31/39	2,500	2,535

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 97.0% – continued

Texas – 10.8% – continued

Travis County HFDC Revenue Bonds, Westminster Manor Project, Prerefunded, 7.00%, 11/1/20 (1)	$805	$853
7.13%, 11/1/20 (1)	2,000	2,122
		56,424

Virginia – 0.8%

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds, 5.25%, 7/1/35	270	297
5.00%, 7/1/45	2,515	2,695

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project, 5.00%, 7/1/38 (5)(6)(7)	1,000	1,067
		4,059

Washington – 1.4%

Washington State G.O. Unlimited Bonds, Series 2020A, 5.00%, 8/1/39	5,000	6,316

Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project, 1/1/55 (4)	1,000	1,083
		7,399

West Virginia – 0.9%

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital, 5.00%, 1/1/43	3,950	4,662

Wisconsin – 0.1%

PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49 (2)	520	551

Wyoming – 0.6%

Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative, 3.63%, 7/15/39	3,000	3,212
Total Municipal Bonds
(Cost $479,587)		507,984

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.3%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (10)(11)	12,191,478	$12,191
Total Investment Companies
(Cost $12,191)		12,191

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.4%

New York City Transitional Finance Authority Future Tax Secured Adjustable Variable Subordinate Revenue Bonds, Subseries 1C, 1.50%, 10/2/19 (5)(7)(12)	$2,000	$2,000
Total Short-Term Investments
(Cost $2,000)		2,000

Total Investments – 99.7%
(Cost $493,778)		522,175

Other Assets less Liabilities – 0.3%		1,602
NET ASSETS – 100.0%		$523,777

(1)	Maturity date represents the prerefunded date.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)

Restricted security that has been deemed illiquid. At September 30, 2019, the value of these restricted illiquid securities amounted to approximately $7,749,000 or 1.5% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

California State School Finance Authority Charter School Revenue Refunding Bonds, Aspire Public Schools, 5.00%, 8/1/46	2/4/16-3/8/17	5,186

(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Security has converted to a fixed rate as of December 15, 1999, and will be going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2019 is disclosed.
(12)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AMT – Alternative Minimum Tax

EDA – Economic Development Authority

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFDC – Health Facility Development Corporation

IDA – Industrial Development Authority

PFA – Public Finance Authority

PSF – Permanent School Fund

TRB – Tax Revenue Bonds

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	3.5%
AA	7.1
A	16.8
BBB	40.4
BB	11.0
B	1.9
Not Rated	17.0
Cash Equivalents	2.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	6.5%
Development	13.5
Education	9.1
General	8.7
Higher Education	7.3
Housing	6.9
Medical	11.9
Nursing Home	5.8
Tobacco Settlement	6.5
Transportation	8.8
All other sectors less than 5%	15.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$507,984	$–	$507,984
Investment Companies	12,191	–	–	12,191
Short-Term Investments	–	2,000	–	2,000
Total Investments	$12,191	$509,984	$–	$522,175

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9%

Alabama – 1.2%

Alabama State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/21	$3,430	$3,662

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21 (1)(2)(3)	5,000	5,193
4.00%, 7/1/22 (1)(2)(3)	5,000	5,306
4.00%, 12/1/23 (1)(2)(3)	3,500	3,774

Southeast Alabama State Gas Supply District Revenue Bonds, Series A, 4.00%, 6/1/24 (1)(2)(3)	10,000	10,884

University of Alabama University General Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	5,000	6,445
		35,264

Alaska – 0.6%

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A, 5.00%, 6/1/30	5,000	6,118

Anchorage Electric Utility Revenue Refunding Bonds, Series A, Senior Lien, 5.00%, 12/1/41	5,000	5,705

Anchorage G.O. Unlimited Bonds, Series A, 4/1/24 (4)	1,290	1,492

Anchorage G.O. Unlimited Refunding Bonds, Series B, 4/1/30 (4)	3,440	4,423
		17,738

Arizona – 2.9%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds, 5.00%, 7/1/42	1,000	1,183

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds, 5.00%, 7/1/25	10,000	11,707

Arizona State Transportation Board Highway Revenue Refunding Bonds, 5.00%, 7/1/28	12,000	13,986

Arizona State University Revenue Bonds, Series A, Green Bonds, 5.00%, 7/1/41	10,995	13,858

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Arizona – 2.9% – continued

Chandler Excise TRB, 5.00%, 7/1/27	$5,000	$5,649

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017, 5.00%, 7/1/35	1,775	2,187

Maricopa County IDA Revenue Bonds, Series B, Banner Health Obligation Group, 5.00%, 10/18/22 (1)(2)(3)	500	553

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group, 4.00%, 1/1/36	180	200

Maricopa County Special Health Care District G.O. Unlimited Bonds, 4.00%, 7/1/38	2,500	2,793

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series C, School Improvement Project of 2015, 5.00%, 7/1/26	1,500	1,844

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds (AMT), Senior Lien, 5.00%, 7/1/20	1,500	1,540

Phoenix Civic Improvement Corp. Airport Revenue Bonds, Series A, Junior Lien, Prerefunded, 5.00%, 7/1/20 (5)	3,000	3,083

Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured), 5.50%, 7/1/38	5,000	7,426

Phoenix Civic Improvement Corp. Wastewater System Revenue Refunding Bonds, Junior Lien, 5.00%, 7/1/30	2,000	2,442

Pinal County Revenue Obligations Pledged Revenue Bonds, 4.00%, 8/1/39	1,000	1,129

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A, 5.00%, 12/1/23	10,000	10,801

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Arizona – 2.9% – continued

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/1/35	$5,000	$5,889
		86,270

California – 8.5%

Anaheim Public Financing Authority Lease Revenue Refunding Bonds, Anaheim Public Improvements Project (BAM Insured), 5.00%, 9/1/34	1,750	2,166

Bay Area Toll Authority Toll Bridge Revenue Bonds, 5.00%, 4/1/27	1,145	1,253

Beverly Hills Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 8/1/33	1,000	1,177

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, (Step to 5.00% on 8/1/23), 0.82%, 8/1/34 (6)	3,500	3,371

Cabrillo Community College District G.O. Unlimited CABS, Series B, Election of 2004 (NATL Insured), 0.00%, 8/1/39 (7)	11,755	4,534

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, 5.00%, 12/1/25	1,000	1,141

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	80	80

California State G.O. Unlimited Refunding Bonds, 5.00%, 9/1/20	1,000	1,034
6.25%, 11/1/34	5,000	5,020
3.00%, 10/1/37	2,000	2,096
4.00%, 10/1/39	2,500	2,895

California State G.O. Unlimited Various Purpose Refunding Bonds, 5.00%, 4/1/32	5,000	6,448

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

California – 8.5% – continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health, 5.00%, 10/1/27 (1)(2)(3)	$7,000	$8,857

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village, 5.00%, 5/15/36	6,130	7,417
5.00%, 5/15/37	3,440	4,148

California State Taxable G.O. Unlimited Bonds, 3.50%, 4/1/28	6,750	7,363

California State Various Purpose Bid Group G.O. Unlimited Refunding Bonds, 5.00%, 8/1/30	5,000	6,415

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 4/1/33	20,000	25,717
5.00%, 4/1/33	9,000	10,379

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC, 5.00%, 5/15/29	1,250	1,498

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election of 2006, (Step to 6.63% on 8/1/26), 2.59%, 8/1/35 (6)	11,850	13,227

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/27	435	496

Glendale Electric Works Revenue Bonds, 5.00%, 2/1/43	5,000	5,643

Long Beach Harbor Revenue Bonds, Series A, 5.00%, 5/15/37	1,000	1,283

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 8/1/30	10,000	11,711
5.00%, 8/1/31	1,310	1,531

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

California – 8.5% – continued

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Los Angeles International, 5.00%, 5/15/31	$4,365	$5,526

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds, 5.00%, 5/15/36	3,000	3,851

Los Angeles Department of Airports Private Activity Senior Revenue Bonds, Series A (AMT), 5.00%, 5/15/27	1,425	1,681

Los Angeles Department of Airports Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/35	600	708

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT), 5.00%, 5/15/35	10,000	12,167

Los Angeles Department of Water & Power System Revenue Bonds, Series D, 5.00%, 7/1/39	2,500	2,889

Los Angeles G.O. Unlimited Refunding Bonds, Series B, 5.00%, 9/1/20	55	57

Los Angeles Unified School District G.O. Unlimited Bonds, Series A, Election of 2008, 5.00%, 7/1/40	5,000	5,900

Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series B, 2.00%, 7/1/29	2,950	2,957

Marin Community College District G.O. Unlimited Bonds, Series B, Election of 2016, 4.00%, 8/1/40	5,000	5,602

Northern Energy Authority Commodity Supply Revenue Bonds, Series A, 4.00%, 7/1/24 (1)(2)(3)	7,500	8,155

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

California – 8.5% – continued

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A, Election of 2012 (AGM Insured), 5.00%, 8/1/32	$1,000	$1,251

Orange County Water District COPS, Series A, Interim Obligations, 2.00%, 8/15/23	5,000	5,130

Riverside Sewer Revenue Refunding Bonds, Series A, 5.00%, 8/1/37	3,260	4,109

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT), 5.00%, 7/1/35	6,000	7,352

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds, 5.00%, 11/15/23	4,500	5,014
5.00%, 11/15/24	4,500	5,173
5.00%, 11/15/26	3,000	3,646
1.80%, 11/15/27	3,000	3,029

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds, 3.00%, 8/1/49	10,035	10,342

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/35	3,500	4,355
5.00%, 5/1/38	1,500	1,849

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT), 5.00%, 5/1/39	2,355	2,893

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series H (AMT), 5.00%, 5/1/29	3,000	3,822

San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 9/1/45	3,000	3,759

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

California – 8.5% – continued

Santa Clara Valley Water District COPS, Series C, 5.00%, 6/1/24	$650	$766

Santa Clarita Community College District G.O. Unlimited Bonds, 3.00%, 8/1/44	3,000	3,064

University of California General Revenue Bonds, Series U, 5.00%, 5/15/22	5,000	5,122
		257,069

Colorado – 2.6%

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	5,000	6,090

Arvada Sales & Use TRB, 5.00%, 12/1/31	3,000	3,854

Colorado Springs Utilities Revenue Bonds, Series A-4, 5.00%, 11/15/43	6,500	8,060

Colorado State COPS ,Series A, 4.00%, 12/15/36	10,000	11,515

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Adventhealth Obligated Group, 5.00%, 11/15/37	1,000	1,266

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health, 5.00%, 8/1/34	1,000	1,227
5.00%, 8/1/35	2,500	3,058
4.00%, 8/1/44	1,000	1,082

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-2, Commonspirit Health, 5.00%, 8/1/34	1,265	1,552
5.00%, 8/1/35	1,060	1,297

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/1/26 (1)(2)(3)	5,000	5,933

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Colorado – 2.6% – continued

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Series B, Adventhealth Obligated Group, 5.00%, 11/19/26 (1)(2)(3)	$1,750	$2,153

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B, 5.00%, 12/1/42	1,000	1,205

Denver City & County Airport System Subordinate Revenue Bonds, Series B, 5.25%, 11/15/28	1,500	1,727
5.25%, 11/15/29	1,740	1,999

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A, 5.00%, 12/1/43	3,000	3,604

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B, 5.00%, 12/1/43	5,000	6,112

Denver City & County Dedicated TRB, Series A-1, 5.00%, 8/1/48	2,750	3,242

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding), 5.50%, 12/1/22	5,000	5,660

Denver City & County School District No.1 COPS, Series B, 5.25%, 12/1/40	5,000	5,251

University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded, 5.00%, 6/1/23 (5)	1,000	1,132
		77,019

Connecticut – 1.2%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A-4, Yale University Issue, 2.00%, 2/8/22 (1)(2)(3)	10,000	10,151

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Connecticut – 1.2% – continued

Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding Bonds, 2.75%, 11/15/34	$2,395	$2,441

Connecticut State Special Tax Obligation Revenue Bonds, Series B, 5.00%, 10/1/31	5,000	6,232
5.00%, 10/1/35	5,000	6,152

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B, 3.00%, 12/1/22	1,725	1,784

University of Connecticut Revenue Bonds, Series A, 5.25%, 11/15/47	8,000	9,837
		36,597

Delaware – 0.0%

Delaware State G.O. Unlimited Bonds, Unrefunded Balance, 5.00%, 7/1/23	969	996

District of Columbia – 0.9%

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project, 1.45%, 8/1/22 (1)(2)(3)	2,500	2,493

District of Columbia Water & Sewer Authority Public Utility Revenue Refunding Bonds, Series C, Subordinate Lien, 5.00%, 10/1/39	5,000	5,771

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT), 5.00%, 10/1/20	3,000	3,105
5.00%, 10/1/26	2,000	2,140

Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT), 5.00%, 10/1/30	2,630	3,226

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	3,000	3,391
5.00%, 10/1/28	2,510	2,762

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

District Of Columbia – 0.9% – continued

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/1/38	$3,000	$3,650
		26,538

Florida – 3.6%

Broward County Airport System Revenue Bonds (AMT), 5.00%, 10/1/37	1,500	1,806

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/28	6,185	7,091

Broward County Airport System Revenue Bonds, Series Q-1, 5.00%, 10/1/42	1,295	1,412

Broward County Port Facilities Revenue, 5.00%, 9/1/37	3,015	3,757

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,000	1,067
5.00%, 9/1/25	1,000	1,067

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,659

Broward County School District G.O. Unlimited Bonds, 5.00%, 7/1/35	6,180	7,763

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/1/48	2,000	2,337

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	2,000	2,483

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/27	4,565	5,734

Florida State Department Transportation G.O. Unlimited Refunding Bonds, 3.00%, 7/1/30	5,000	5,152

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Florida – 3.6% – continued

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, 5.38%, 10/1/29	$3,395	$3,647

Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured), 3.00%, 7/1/29	6,935	6,943

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation, 4.50%, 7/1/43	5,000	5,408

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded, 5.63%, 11/15/19 (5)	10	10

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance, 5.63%, 11/15/37	4,990	5,016

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,823

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport, 5.00%, 10/1/44	4,000	4,567

Lee County School Board Refunding COPS, 5.00%, 8/1/22	800	880

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/27	1,320	1,526

Miami-Dade County Aviation Revenue Refunding Bonds, Series B, 5.00%, 10/1/37	650	744

Miami-Dade County School Board COPS, Series A, 5.00%, 5/1/32	5,000	5,578

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Florida – 3.6% – continued

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured), 5.25%, 10/1/20	$3,000	$3,116
5.25%, 10/1/22	2,500	2,795

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (5)	80	86

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,920	5,253

Pasco County School Board COPS, Series A (BAM Insured), 5.00%, 8/1/43	5,000	6,060

Reedy Creek Improvement District G.O. Limited Bonds, Series A, 5.25%, 6/1/29	5,000	5,653
5.25%, 6/1/30	5,000	5,649
		108,082

Georgia – 3.5%

Atlanta Airport Revenue Bonds, Series B (AMT), 5.00%, 7/1/32	4,400	5,551

Atlanta Water & Wastewater Revenue Refunding Bonds, 5.00%, 11/1/41	2,500	3,040

Burke County Development Authority PCR Refunding Bonds, Georgia Power Company Plant Project, 1.70%, 8/22/24 (1)(2)(3)	3,500	3,464

Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Transmission Co. Plant, 2.50%, 5/3/21 (1)(2)(3)	2,500	2,533

Georgia State G.O. Unlimited Bonds, Series A, 5.00%, 7/1/30	5,000	6,448
5.00%, 7/1/31	10,965	14,078
4.00%, 7/1/36	5,000	5,775

Georgia State G.O. Unlimited Bonds, Series A-Tranche 2, 5.00%, 7/1/31	10,000	13,140

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Georgia – 3.5% – continued

Georgia State G.O. Unlimited Bonds, Series E, 2.00%, 8/1/27	$2,500	$2,501

Georgia State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 1/1/28	5,745	7,192

Georgia State G.O. Unlimited Refunding Bonds, Series I, 5.00%, 7/1/20	2,995	3,079

Georgia State Housing & Finance Authority Revenue Bonds, Series B, 12/1/49 (4)	2,500	2,532

Gwinnett County School District G.O. Unlimited Bonds, 5.00%, 2/1/40	5,000	6,340

Gwinnett County Water & Sewerage Authority Revenue Refunding Bonds, 5.00%, 8/1/27	5,000	6,363

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 4.00%, 9/1/23 (1)(2)(3)	2,500	2,704

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (1)(2)(3)	5,000	5,427

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Subseries D, (Floating, ICE LIBOR USD 1M + 0.83%), 2.19%, 12/1/23 (1)(3)	10,000	10,038

Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A, 3.25%, 7/1/47	2,000	2,079

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.50%, 7/1/60	2,500	2,813
		105,097

Hawaii – 1.4%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	1,000	1,028

Hawaii State Airports System Revenue Bonds, Series A (AMT), 5.00%, 7/1/28	1,025	1,291
5.00%, 7/1/30	1,250	1,557
5.00%, 7/1/43	5,000	6,004

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Hawaii – 1.4% – continued

Hawaii State G.O. Unlimited Refunding Bonds, Series EP, 5.00%, 8/1/26	$10,000	$11,710

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.31%), 1.89%, 9/1/20 (1)(3)	5,000	5,000

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution, 5.00%, 7/1/27	11,755	14,105
		40,695

Idaho – 1.0%

Idaho State G.O. Unlimited TANS, 3.00%, 6/30/20	28,950	29,316

Illinois – 2.0%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,772

Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT), Second Lien, 5.50%, 1/1/30	2,025	2,259

Chicago O’Hare International Airport General Revenue Bonds, Series C (AMT), Senior Lien, 5.25%, 1/1/27	500	557

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B (AMT), Senior Lien, 5.00%, 1/1/25	5,000	5,383

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B, 5.00%, 1/1/29	5,000	5,848

Cook County Sales Tax Revenue Refunding Bonds, 5.00%, 11/15/33	5,000	6,010
5.25%, 11/15/35	5,000	6,069

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign, 5.00%, 10/1/44	1,030	1,250

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Illinois – 2.0% – continued

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	$2,500	$2,538

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, 4.25%, 1/1/44	5,000	5,398

Illinois State Finance Authority Revenue Refunding Bonds, Series A, OSF Healthcare System, 5.00%, 11/15/35	1,500	1,734

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,455	1,654

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	7,000	7,666

Illinois State Toll Highway Authority Revenue Bonds, Series A, 3.00%, 1/1/38	3,500	3,552

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B, 5.00%, 1/1/33	1,720	2,043

Regional Transportation Authority Revenue Bonds, Series B, 5.00%, 6/1/35	2,000	2,439

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	2,500	2,829
		60,001

Indiana – 1.9%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/31	5,750	6,166
5.25%, 10/1/38	2,980	3,189
4.25%, 10/1/44	10,000	10,888

Indiana State Finance Authority Health System Revenue Bonds, Indiana University Health Obligation, 2.25%, 7/1/25 (1)(2)(3)	3,500	3,641

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Indiana – 1.9% – continued

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group, 5.00%, 12/1/40	$4,000	$4,597

Indiana State Finance Authority Variable Revenue Bonds, Series E-5, Ascension Health, 1.59%, 10/9/19 (1)(3)(8)	20,540	20,540

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds, 4.00%, 11/15/46	2,500	2,722

Indiana State University Revenue Bonds, Series S, Student Fee, 4.00%, 10/1/36	1,000	1,127
4.00%, 10/1/37	1,855	2,080

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured), 5.50%, 7/10/21	785	815
5.50%, 1/10/24	1,135	1,276
		57,041

Iowa – 0.6%

Kirkwood Community College Refunding G.O. Unlimited Bonds, Merged Area X, 3.00%, 6/1/32	5,750	6,035

PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/1/26 (1)(2)(3)	10,000	11,824
		17,859

Kentucky – 2.6%

Carroll County Kentucky Environmental Facilities Revenue Refunding Bonds, Series B (AMT), Kentucky Utilities Company Project, 1.20%, 6/1/21 (1)(2)(3)	10,000	9,956

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/1/38	5,000	5,502

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Kentucky – 2.6% – continued

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program), 4.00%, 6/1/31	$3,935	$4,422

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health, 5.00%, 8/1/34	750	920
5.00%, 8/1/35	550	673
5.00%, 8/1/36	750	915
5.00%, 8/1/44	1,500	1,790
5.00%, 8/1/49	1,000	1,182

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, 4.00%, 6/1/25 (1)(2)(3)	20,000	22,121

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25 (1)(2)(3)	21,000	23,208

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 2.25%, 3/1/20	3,000	3,001

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	3,000	3,222
		76,912

Louisiana – 0.9%

Jefferson Sales Tax District Parish Special Sales TRB, Series B (AGM Insured), 4.00%, 12/1/37	5,000	5,717

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance, 5.00%, 5/15/47	2,925	3,351

Louisiana State G.O. Unlimited Bonds, Series A, 4.00%, 5/15/32	6,500	6,994

Louisiana State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 7/15/24	2,825	3,201

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Louisiana – 0.9% – continued

Louisiana State Highway Improvement Revenue Bonds, Series A, 5.00%, 6/15/30	$5,390	$6,201

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project, 5.00%, 10/1/30	1,505	1,850

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., 7/1/26 (1)(4)	1,000	1,007
		28,321

Maryland – 2.9%

Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds, 4.00%, 3/1/39	2,500	2,872

Howard County G.O. Unlimited Refunding Bonds, Series D, 5.00%, 2/15/30	2,500	3,188
5.00%, 2/15/31	10,000	12,690

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 1, 5.00%, 3/15/32	2,000	2,585

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2, 5.00%, 8/1/30	10,000	12,868

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue, 5.00%, 10/1/27	10,000	12,397

Maryland State G.O. Unlimited Bonds, Second Series A, Bid Group 1, 5.00%, 8/1/24	10,000	11,736
5.00%, 8/1/25	5,000	6,038

Maryland State G.O. Unlimited Bonds, Second Series A, Bid Group 2, 5.00%, 8/1/31	10,000	13,064

Maryland State G.O. Unlimited Refunding Bonds, Series C, 5.00%, 8/1/20	3,750	3,864

Saint Mary’s County G.O. Unlimited Bonds, 5.00%, 8/1/24	500	587

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Maryland – 2.9% – continued

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Bonds, Second Series, 5.00%, 6/1/37	$5,000	$6,005
		87,894

Massachusetts – 1.9%

Boston G.O. Unlimited Bonds, Series A, 5.00%, 3/1/36	1,000	1,288

Lincoln School G.O. Unlimited Bonds, 3.50%, 3/1/44	2,000	2,142

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A, 0.00%, 7/1/29 (7)	3,000	2,468

Massachusetts State Development Finance Agency Revenue Bonds, Series B, Harvard University, Prerefunded, 5.00%, 10/15/20 (5)	2,585	2,685

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System, 5.00%, 7/1/29	1,625	2,057

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University, 5.00%, 7/15/40	8,500	12,325

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University, 5.00%, 7/1/29	500	626

Massachusetts State G.O. Limited Bonds, Series E, 3.00%, 12/1/27	2,500	2,507

Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/1/49	1,000	974

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology, 5.50%, 7/1/32	2,500	3,578

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Massachusetts – 1.9% – continued

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series N, Harvard University, 6.25%, 4/1/20	$1,000	$1,025

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien, 5.00%, 11/15/39	5,000	6,031

Massachusetts State Special Obligation Revenue Bonds, Series A, Consolidated Loan (AGM Insured), 5.50%, 6/1/21	500	535

Massachusetts State Water Resources Authority General Revenue Bonds, Series B, 5.00%, 8/1/43	5,000	6,168

Massachusetts State Water Resources Authority General Revenue Refunding Bonds, Series B, 5.00%, 8/1/26	5,000	5,153

University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, 4.00%, 11/1/43	7,500	7,959
		57,521

Michigan – 1.3%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/27	1,540	1,872

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured), 5.00%, 5/1/27	400	481

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.00%, 10/15/29	5,000	5,683

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.00%, 10/15/27	10,000	10,712

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Michigan – 1.3% – continued

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.00%, 10/1/25	$3,970	$4,403

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, 5.00%, 12/1/47	1,000	1,087

Michigan State Municipal Bond Authority Revenue Bonds, Clean Water Fund, Unrefunded Balance, 4.75%, 10/1/23	345	346

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/34	3,400	4,020

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured), 5.00%, 12/1/32	9,690	11,551
		40,155

Minnesota – 0.3%

Minneapolis-Saint Paul Metropolitan Airports Commission Revenue Refunding Bonds, Senior Series B (AMT), 5.00%, 1/1/22	2,500	2,500

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/38	1,500	1,889

Minnesota State G.O. Unlimited Bonds, Series A, Escrowed to Maturity, 5.00%, 10/1/20	75	78

Minnesota State G.O. Unlimited Refunding Bonds, Series D, 5.00%, 8/1/21	4,000	4,271

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A, 5.00%, 10/1/29	1,000	1,166

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded, 5.00%, 8/1/22 (5)	245	270
		10,174

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Mississippi – 0.1%

Mississippi State Development Bank Rankin County School District Project Special Obligation Revenue Bonds, 4.00%, 6/1/43	$2,000	$2,190

Missouri – 1.2%

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A, 4.00%, 1/1/42	3,750	4,207

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/30	5,000	6,253

Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project, 2.90%, 9/1/33	10,000	10,234

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B, 5.00%, 1/1/26	1,480	1,782

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity, 5.00%, 7/1/23	125	142

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Prerefunded, 5.00%, 1/1/20 (5)	5	5

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 1/1/22	5,055	5,101

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health, 5.00%, 6/1/30	2,500	3,186

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Missouri – 1.2% – continued

Saint Louis Airport Revenue Refunding Bonds, St. Louis Lambert International Airport, 5.00%, 7/1/31	$1,750	$2,236

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 0.00%, 3/1/27 (7)	2,100	1,770
		34,916

Montana – 0.1%

Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System, 1/1/37 (4)	3,265	3,728

Nebraska – 0.4%

Lancaster County School District No.1 G.O. Unlimited Refunding Bonds, 5.00%, 1/15/27	3,760	4,522

Omaha Public Power District Electric Revenue Refunding Bonds, Series A, 4.00%, 2/1/42	5,000	5,568

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded, 5.00%, 2/1/22 (5)	3,000	3,255
		13,345

Nevada – 0.7%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2, 4.25%, 7/1/34	2,500	2,751

Clark County Flood Detention Center G.O. Limited Bonds, 5.00%, 6/1/31	1,000	1,291

Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured), 5.00%, 6/15/27	3,000	3,710
5.00%, 6/15/31	6,000	7,523

Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured), 3.25%, 10/1/42	6,500	6,746
		22,021

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New Jersey – 0.4%

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, 5.00%, 3/1/27	$3,290	$3,523

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, 5.00%, 6/15/44	5,000	5,724

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	2,500	2,931
		12,178

New Mexico – 0.5%

New Mexico State Finance Authority Revenue Bonds, Series C, 5.00%, 6/1/23	2,770	2,939

New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/1/25 (1)(2)(3)	10,000	11,658
		14,597

New York – 12.8%

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (5)	5,000	5,023

Metropolitan Transportation Authority Revenue BANS, Series B-1A, 5.00%, 5/15/20	2,000	2,044

Metropolitan Transportation Authority Revenue BANS, Series D-1, 5.00%, 9/1/22	5,000	5,476

Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM-CR Insured), 5.00%, 11/15/38	3,000	3,761

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (5)	5,000	5,230

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.25%, 11/15/28	5,000	6,057

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project, 5.00%, 7/1/26	$2,500	$3,114

New York City Housing Development Corp. MFH Revenue Bonds, Series B1B, 3.88%, 11/1/28	4,060	4,299

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood (FNMA Insured), 2.95%, 2/1/26 (1)(2)(3)	4,000	4,212

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014, 5.00%, 6/15/46	5,000	5,551

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2, 5.00%, 6/15/25	5,000	5,760

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA, 5.00%, 6/15/40	4,450	5,635

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2, 5.00%, 6/15/40	5,000	6,113

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.00%, 6/15/29	3,500	4,239
5.25%, 6/15/36	2,500	3,123

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/31	4,765	5,688
5.00%, 6/15/39	8,000	9,396

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding), 5.00%, 7/15/43	$3,000	$3,674

New York City Transitional Finance Authority Building Aid Revenue Bonds, Subseries S-1A (State Aid Withholding), 5.00%, 7/15/26	10,000	10,654

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding), 5.00%, 7/15/36	5,000	6,228
5.00%, 7/15/37	10,000	12,411

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Prerefunded, 5.00%, 11/1/19 (5)	5	5

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,507

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B, 5.00%, 11/1/25	1,000	1,076

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 5.00%, 8/1/40	2,000	2,459

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series B, 5.00%, 2/1/22	2,000	2,099

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A-3, 4.00%, 5/1/43	10,000	11,359
3.00%, 5/1/45	6,500	6,644

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance, 5.00%, 11/1/21	$4,995	$5,010
5.00%, 2/1/30	5,000	5,417

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3, 4.00%, 5/1/44	4,000	4,526

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3, 5.00%, 5/1/41	5,000	6,109

New York City Transitional Finance Authority Taxable Subordinate Revenue Bonds, Build America Bonds, 4.53%, 11/1/22	1,700	1,825

New York G.O. Unlimited Bonds, Series 1, 5.00%, 8/1/20	750	773

New York G.O. Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/1/39	10,000	12,422

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance, 5.00%, 11/1/25	5	5

New York G.O. Unlimited Bonds, Series E-1, 5.25%, 3/1/34	2,750	3,494
5.00%, 3/1/37	3,700	4,567
4.00%, 3/1/41	5,000	5,626
4.00%, 3/1/42	5,000	5,615

New York G.O. Unlimited Bonds, Series H, 5.00%, 8/1/30	5,000	5,674

New York G.O. Unlimited Bonds, Subseries D-3, 5.00%, 2/1/24 (1)(2)(3)	10,000	11,329

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 4/1/36	1,150	1,426
5.00%, 4/1/43	2,000	2,430

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

New York G.O. Unlimited Refunding Bonds, Series E, 5.00%, 8/1/21	$10,000	$10,673
5.00%, 8/1/28	1,045	1,284

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, 5.25%, 3/15/39	2,000	2,532

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series E, 3.25%, 3/15/36	15,000	15,481

New York State Dorm Authority State Personal Income TRB, Series E, 5.00%, 8/15/20	1,500	1,548

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (5)	3,910	3,910
5.25%, 10/1/19 (5)	750	750

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	340	341

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 4.00%, 7/1/35	5,000	5,803
5.00%, 7/1/36	2,500	3,162

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM State Aid Withholding), 5.00%, 10/1/22	1,585	1,765

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1, 5.00%, 3/15/22	10,000	10,898
5.00%, 3/15/27	5,000	6,272

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 3, 5.00%, 3/15/39	$2,000	$2,501

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured), 5.50%, 3/15/30	7,040	9,622

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3, 5.00%, 3/15/42	5,000	6,151

New York State Dormitory Authority Sales TRB, Series A, 5.00%, 3/15/27	10,000	11,261

New York State Dormitory Authority Sales TRB, Series A, Group B, 5.00%, 3/15/28	1,910	2,356
5.00%, 3/15/38	5,000	6,049

New York State Dormitory Authority Sales TRB, Series A, Group C, 5.00%, 3/15/44	3,755	4,486

New York State Dormitory Authority State Personal Income Tax General Purpose Refunding Revenue Bonds, Series A, 5.00%, 2/15/21	1,500	1,576

New York State Dormitory Authority State Personal Income TRB, Series A, 5.00%, 2/15/43	2,000	2,372

New York State Environmental Facilities Corp. State Clean & Drinking Water Revenue Refunding Bonds, Series A, 5.00%, 6/15/21	1,500	1,595

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water, 5.00%, 6/15/36	5,000	5,316

New York State Housing Finance Agency Sustainability Revenue Bonds, Series K, 1.45%, 5/1/23	5,000	4,997

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

New York – 12.8% – continued

New York State Local Government Assistance Corp. Revenue Refunding Bonds, Series E (AGM, CR Insured), 5.00%, 4/1/21	$5,075	$5,261

New York State Urban Development Corp. General Purpose Personal Income TRB, 5.00%, 3/15/37	5,000	6,234
5.00%, 3/15/40	2,500	3,091

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/43	1,500	1,658

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/25	1,550	1,745

New York State Urban Development Corp. Taxable General Personal Income TRB, 3.90%, 3/15/33	5,000	5,540

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT), 5.00%, 9/1/26	1,130	1,310

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT), 5.00%, 9/15/28	2,000	2,528
5.00%, 9/15/29	5,000	6,289

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/22	1,000	1,118
5.00%, 10/15/28	2,500	2,945
4.00%, 10/15/32	1,000	1,131

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds, 5.00%, 12/15/37	2,500	2,988

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE, 5.00%, 12/15/41	1,000	1,138
		385,762

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

North Carolina – 3.3%

Charlotte COPS, Series B, 3.00%, 6/1/22	$20,330	$20,357

Charlotte Douglas International Airport Revenue Bonds, 5.00%, 7/1/26	2,420	2,828

Charlotte G.O. Unlimited Refunding Bonds, Series B, 5.00%, 7/1/27	3,500	3,975

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/31	7,500	9,622
4.00%, 7/1/36	6,790	7,569

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health, 5.00%, 1/15/35	5,000	6,222

Mecklenburg County G.O. Unlimited Bonds, 5.00%, 3/1/31	10,000	13,019

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	5,000	5,031

North Carolina State Public Improvement G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 5/1/20 (5)	5,000	5,109

University of North Carolina at Chapel Hill Variable Revenue Refunding Bonds, Series B, (Floating, ICE LIBOR USD 1M + 0.35%), 1.71%, 12/1/21 (1)(3)	15,000	15,004

Wake County G.O. Unlimited Refunding Bonds, Series B, 5.00%, 3/1/21	10,000	10,525
		99,261

Ohio – 1.3%

Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network, 5.00%, 8/1/35	1,200	1,457

Northeast Regional Sewer District Improvement Revenue Refunding Bonds, 3.00%, 11/15/35	2,000	2,118

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Ohio – 1.3% – continued
3.00%, 11/15/38	$10,000	$10,426

Ohio State G.O. Unlimited Bonds, Series A, 5.00%, 6/15/33	10,000	12,909

Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A, 4.00%, 2/1/32	2,500	2,662

Ohio State Higher Educational Facility Revenue Bonds, Denison University Project, 5.00%, 11/1/39	1,365	1,724

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A, 5.00%, 2/15/28	2,000	2,488

Ohio State University Revenue Bonds, Series A, 5.00%, 12/1/39	5,000	5,789
		39,573

Oklahoma – 0.3%

Tulsa Public Facilities Authority Revenue Bonds, 3.00%, 6/1/27	5,000	5,359
3.00%, 6/1/29	3,000	3,177
		8,536

Oregon – 0.8%

Clackamas Community College District G.O. Unlimited Bonds, Series B, 5.00%, 6/15/36	1,600	1,963

Metropolitan Dedicated TRB, Oregon Convention Center Hotel, 5.00%, 6/15/42	2,065	2,470

Oregon State Board Education G.O. Unlimited Bonds, Series A, Prerefunded, 5.00%, 8/1/20 (5)	40	41

Oregon State Board Education G.O. Unlimited Bonds, Series A, Unrefunded Balance, 5.00%, 8/1/23	4,440	4,578

Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series D (Moral Obligation Insured), 5.00%, 4/1/27	1,315	1,569

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Oregon – 0.8% – continued

Oregon State G.O. Unlimited Refunding Bonds, Series L, 5.00%, 8/1/31	$2,745	$3,437

Tri-County Metropolitan Transportation District Revenue Bonds, Series A, 9/1/44 (4)	10,000	10,272
		24,330

Pennsylvania – 1.9%

Commonwealth Financing Authority Taxable Revenue Bonds, Series A, 3.81%, 6/1/41	2,000	2,212

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds, 5.00%, 6/1/25	1,000	1,176
5.00%, 6/1/26	1,500	1,802
5.00%, 6/1/27	3,000	3,678
5.00%, 6/1/31	2,000	2,469

Franklin Regional School District G.O. Limited Bonds (State Aid Withholding), 5/1/42 (4)	2,760	3,066

Montgomery County G.O. Unlimited Refunding Bonds, 5.00%, 3/1/22	915	997

Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), 5.00%, 11/1/34	5,000	5,687

Pennsylvania State G.O. Unlimited Bonds, Series 1, 4.00%, 6/1/29	5,000	5,308
4.00%, 6/1/30	5,555	5,888

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System, 5.00%, 8/15/37	5,000	6,059

Pennsylvania State Turnpike Commission Revenue Bonds, Series A, 5.00%, 12/1/38	5,000	5,732

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Pennsylvania – 1.9% – continued

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2, 5.00%, 12/1/37	$11,635	$14,401
		58,475

Rhode Island – 0.2%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan, 5.00%, 10/15/27	2,630	2,910

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series A, Consolidated Capital Development Loan, 5.00%, 8/1/21	1,000	1,068

Rhode Island State Clean Water Finance Agency Pollution Control Subordinated Revenue Refunding Bonds, Subseries A, 5.00%, 10/1/21	2,880	2,986
		6,964

South Carolina – 1.7%

Anderson County School District No, 1 G.O. Unlimited Bonds (SCSDE Insured), 3.00%, 3/1/36	3,000	3,145

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded, 5.00%, 11/1/21 (5)	2,500	2,693

Patriots Energy Group Financing Agency Revenue Bonds, Series A, 4.00%, 2/1/24 (1)(2)(3)	12,000	13,067

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC, CR MBIA Insured), 5.38%, 1/1/25	4,870	5,796

SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds, 5.00%, 12/1/25	500	593

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

South Carolina – 1.7% – continued

South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B, (Floating, ICE LIBOR USD 1M + 0.45%), 1.81%, 10/1/22 (1)(3)	$25,000	$24,984
		50,278

Tennessee – 1.1%

Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health, 4.00%, 8/1/36	1,000	1,111
4.00%, 8/1/37	2,250	2,473
4.00%, 8/1/38	1,000	1,096
4.00%, 8/1/44	800	866

Knox County G.O. Unlimited Bonds, 4.00%, 6/1/28	1,000	1,137

Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds, 5.00%, 7/1/29	5,000	6,429

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project, 5.00%, 10/1/38	1,000	1,222

Metropolitan Government of Nashville & Davidson County G.O. Unlimited Refunding & Improvement Bonds, Series A, Unrefunded Balance, 5.00%, 7/1/24	4,600	4,725

Tennergy Corp. Gas Revenue Bonds, Series A, 5.00%, 10/1/24 (1)(2)(3)	7,400	8,515

Tennessee State Energy Acquisition Corp. Revenue Bonds, Series A, Gas Project, 4.00%, 5/1/23 (1)(2)(3)	3,500	3,743

Tennessee State Housing Development Agency Revenue Bonds, Series 1A (AMT), Home Ownership Program, 4.05%, 7/1/20	445	452
4.13%, 7/1/21	1,520	1,537

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Tennessee – 1.1% – continued

Williamson County District School G.O. Unlimited Bonds, 5.00%, 4/1/25	$1,000	$1,196
		34,502

Texas – 13.8%

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.), 5.00%, 2/15/22	100	109

Central Regional Mobility Authority Revenue Bonds, Senior Lien, 5.00%, 1/1/43	1,930	2,272

Central Regional Mobility Authority Revenue Refunding Bonds, 5.00%, 1/1/46	1,000	1,141

Corpus Christi Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 5.00%, 8/15/28	3,405	4,366

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Senior Lien, 5.00%, 12/1/32	10,000	13,096

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 12/1/26	1,000	1,180

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.), 1.95%, 8/1/22 (1)(2)(3)	2,500	2,530

Frisco Improvement G.O. Limited Refunding Bonds, 5.00%, 2/15/28	5,755	6,996

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 10/1/20 (1)(4)	3,500	3,552

Gregory-Portland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 4.00%, 8/15/29	2,420	2,877

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Texas – 13.8% – continued

Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Herman Health System, 5.00%, 12/1/30	$3,500	$4,030

Harris County Flood Control District Contract Tax Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 10/1/20 (5)	10,000	10,367

Hays Consolidated Independent School District School Building G.O. Unlimited Bonds, Series B (PSF, Gtd.), 2.70%, 8/15/23 (1)(2)(3)	10,000	10,299

Houston Combined Utility System Revenue Bonds, Series B, First Lien, 5.00%, 11/15/31	1,250	1,626

Houston G.O. Limited Refunding Bonds, Series A, 5.00%, 3/1/29	10,000	12,835
5.00%, 3/1/30	10,000	12,809

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.), (Floating, ICE LIBOR USD 1M + 0.28%), 1.64%, 8/16/21 (1)(3)	2,000	1,999

Kaufman Independent School District Building G.O. Unlimited Refunding Bonds (PSF, Gtd.), 5.00%, 2/15/28	1,740	2,112

Killeen Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/37	5,000	6,184

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity, 4.75%, 1/1/28	5,430	6,243

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/25	1,800	2,010
5.00%, 1/1/35	3,000	4,116
5.00%, 1/1/38	3,000	3,672
5.00%, 1/1/39	5,000	6,095

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Texas – 13.8% – continued

Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation Refunding Bonds (BAM Insured), 9/1/30 (4)	$2,495	$2,630

Pasadena Independent School District School Building Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.), 1.50%, 8/15/24 (1)(2)(3)	6,500	6,490

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (1)(2)(3)	1,500	1,510

San Antonio Electric & Gas Revenue Refunding Bonds, 4.00%, 2/1/29	1,070	1,290

San Antonio Water System Junior Lien Revenue Refunding Bonds, 5/15/34 (4)	3,500	4,474

Spring Branch Independent School District Variable G.O. Unlimited Bonds, Schoolhouse Bonds (PSF, Gtd.), 1.55%, 6/15/21 (1)(2)(3)	2,000	2,001

Texas State A&M University Financing System Revenue Bonds, Series B, 5.00%, 5/15/20	7,685	7,861

Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded, 5.00%, 5/15/23 (5)	5,000	5,663

Texas State A&M University Revenue Refunding Bonds, Series C, 4.00%, 5/15/28	5,585	6,461

Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/1/32	3,000	3,528

Texas State TRANS, 4.00%, 8/27/20	195,000	199,668

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/23	70	80

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Texas – 13.8% – continued

Texas State Transportation Commission Mobility Fund Refunding G.O. Unlimited Bonds, 4.00%, 10/1/33	$5,000	$5,499
5.00%, 10/1/34	1,500	1,728

Texas State Water Development Board Revenue Bonds, Series A, 10/15/39 (4)	5,000	5,185

Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/43	10,000	11,281

Texas State Water Development Board TRB, Series B, 10/15/27 (4)	315	317
10/15/28 (4)	295	297

Texas State Water Finance Assistance G.O. Unlimited Refunding Bonds, 5.00%, 8/1/21	4,000	4,272
5.00%, 8/1/27	1,835	2,262

Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds, 2.25%, 8/1/22 (1)(2)(3)	2,000	2,014

University of Texas Revenue Refunding Bonds, Series I, 5.00%, 8/15/22	750	828

University of Texas University Revenue Bonds, Series B, 5.00%, 8/15/49	5,000	7,754

University of Texas University Revenue Refunding Bonds, Series B, 5.00%, 8/15/25	5,895	7,108

Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.), 2.25%, 8/15/41 (2)(3)	1,750	1,766
		414,483

Utah – 0.3%

Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program), 4.00%, 6/15/28	3,325	3,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Utah – 0.3% – continued

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/26	$1,500	$1,812
5.00%, 7/1/43	1,100	1,319

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 5.00%, 6/15/38	2,000	2,346
		9,177

Vermont – 0.1%

Vermont G.O. Unlimited Bonds, Series B, 5.00%, 8/15/22	1,425	1,576

Virginia – 1.4%

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 10/1/31	5,280	6,891

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, 5.00%, 7/1/27	3,465	4,053

Henrico Water & Sewer System Revenue Bonds, 4.00%, 5/1/46	10,000	11,331

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.00%, 12/1/22	1,360	1,467

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	1,500	1,663

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, 5.00%, 7/1/28	5,000	5,984

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding), 5.00%, 3/1/30	5,365	6,897

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, 5.50%, 10/1/22	1,000	1,125

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Virginia – 1.4% – continued

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program), 5.00%, 11/1/30	$1,250	$1,653

Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project, 5.00%, 1/1/44	1,000	1,064

York County EDA PCR Bonds, Series A, Virginia Electric and Power Company Project, 1.90%, 6/1/23 (1)(2)(3)	1,500	1,516
		43,644

Washington – 2.6%

King County G.O. Limited Refunding Bonds, Series C, 5.00%, 1/1/22	4,700	5,088

King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/30	10,000	12,317

Port of Seattle Revenue Refunding Bonds, Series A, 5.00%, 8/1/30	3,000	3,282

Seattle Drain & Wastewater Revenue Refunding & Improvement Bonds, 5.00%, 5/1/21	4,160	4,405

Seattle Municipal Light and Power Improvement Revenue Refunding & Improvement Bonds, Series A, Prerefunded, 5.00%, 2/1/21 (5)	1,670	1,753

Seattle Solid Waste Revenue Refunding & Improvement Bonds, 4.00%, 6/1/31	1,865	2,122

Washington State G.O. Unlimited Bonds, Series C, 5.00%, 2/1/32	10,000	12,561

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 4.00%, 7/1/28	5,000	5,348

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C, 5.00%, 8/1/33	6,430	7,967

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Washington – 2.6% – continued

Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 5.25%, 10/1/39	$4,000	$4,069

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	3,000	3,413

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series 201, 5.00%, 7/1/24	2,925	3,114

Washington State Various Purpose G.O. Unlimited Bonds, Series 2010E, Prerefunded, 4.00%, 2/1/20 (5)	1,395	1,408
5.00%, 2/1/20 (5)	10,000	10,124

Washington State Various Purpose G.O. Unlimited Bonds, Series D, 2.75%, 2/1/27	1,160	1,192
		78,163

West Virginia – 0.2%

West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, 5.00%, 10/1/27	1,745	1,921

West Virginia State University Revenue Bonds, West Virginia University Project, 4.00%, 10/1/38	3,230	3,675
		5,596

Wisconsin – 0.9%

PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A, 10/23/20 (4)	4,000	4,063

Washington State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/40	5,000	5,936

Washington State G.O. Unlimited Bonds, Series B, 3.00%, 5/1/26	2,485	2,549

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University, 5.00%, 10/1/28	670	813

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 87.9% – continued

Wisconsin – 0.9% – continued

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center, 5.00%, 4/1/36	$3,875	$4,775
4.00%, 4/1/39	5,000	5,587

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B1, Ascension Health Credit Group, 4.00%, 11/15/36	3,000	3,308
		27,031
Total Municipal Bonds
(Cost $2,556,550)		2,646,885

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 7.4%

Northern Institutional Funds – Municipal Portfolio (Shares), 1.37% (9)(10)	125,000,000	$125,000

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (9)(10)	99,271,123	99,271
Total Investment Companies
(Cost $224,271)		224,271

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.1%

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	$5,000	$5,153

Broward County School District TANS, 3.00%, 6/30/20	5,000	5,064

California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology, 1.34%, 10/9/19 (1)(3)(8)	650	650

California State Taxable G.O. Unlimited Bonds, High-Speed Passenger Train, 2.19%, 4/1/20 (1)(2)(3)	5,000	5,000

Cobb County School District Short Term Construction G.O. Limited Notes, 3.00%, 12/18/19	5,000	5,018

Colorado State General Fund TRANS, 3.00%, 6/26/20	15,000	15,186

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.1% – continued

Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20 (1)(2)(3)	$20,000	$20,016

Fulton County TANS, 2.50%, 12/31/19	40,000	40,121

Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 1.56%, 10/9/19 (1)(3)(8)	10,000	10,000

Massachusetts State Variable G.O. Limited Bonds, Series D, Consolidated Loan of 2014, 1.05%, 7/1/20 (1)(2)(3)	5,000	4,985

Metropolitan Transportation Authority Revenue Bonds, Series B-4, 5.00%, 11/15/19 (1)(2)(3)	1,175	1,180

Miami-Dade County School District TANS, 3.00%, 2/27/20	15,000	15,101

Montgomery County Variable G.O. Unlimited Bonds, Series E, 1.48%, 10/2/19 (1)(3)(8)	12,595	12,595

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2, 1.72%, 10/2/19 (1)(3)(8)	15,320	15,320

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.50%, 10/2/19 (1)(3)(8)	10,000	10,000

New York Variable G.O. Unlimited Bonds, Subseries B-3 (TD Bank N.A. LOC), 1.48%, 10/9/19 (1)(3)(8)	11,020	11,020

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.1% – continued

Ohio State Water Development Authority Water Pollution Control Loan Fund Variable Revenue Bonds, Series A, 1.57%, 10/9/19 (1)(3)(8)	$2,140	$2,140

Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B, 1.52%, 10/9/19 (1)(3)(8)	5,000	5,000
Total Short-Term Investments
(Cost $183,560)		183,549

Total Investments – 101.4%
(Cost $2,964,381)		3,054,705

Liabilities less Other Assets – (1.4%)		(42,460)
NET ASSETS – 100.0%		$3,012,245

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(5)	Maturity date represents the prerefunded date.
(6)	Step coupon bond. Rate as of September 30, 2019 is disclosed.
(7)	Zero coupon bond.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

BANS – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

CR – Custody Receipt

CWA – Clean Water Act

EDA – Economic Development Authority

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Authority

ICE – Intercontinental Exchange

IDA – Industrial Development Authority

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

MBIA – Municipal Bonds Insurance Association

MFH – Multi-Family Housing

NATL – National Public Finance Guarantee Corporation

PCR – Pollution Control Revenue

PFA – Public Finance Authority

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

SCSDE – South Carolina State Department of Education

SIFMA – Securities Industry and Financial Markets Association

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	18.3%
AA	46.5
A	12.6
A1+ (Short Term)	7.1
A1 (Short Term)	4.0
BBB	2.1
Not Rated	2.1
Cash Equivalents	7.3

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	5.2%
General	26.9
General Obligation	22.2
Higher Education	5.6
School District	5.6
Short-Term Investments	7.3
Transportation	6.4
Water	7.8
All other sectors less than 5%	13.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$2,646,885	$–	$2,646,885
Investment Companies	224,271	–	–	224,271
Short-Term Investments	–	183,549	–	183,549
Total Investments	$224,271	$2,830,434	$–	$3,054,705

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6%

Alaska – 0.1%

Anchorage G.O. Unlimited Bonds, Series A, 4/1/23 (1)	$1,030	$1,157

Arizona – 0.7%

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area, 5.00%, 7/1/22	500	550

Glendale Union School District No. 205 G.O. Unlimited Bonds, Series C, 5.00%, 7/1/22	940	1,031

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series B, 5.00%, 7/1/22	1,250	1,377

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series E, School Improvement Project of 2012, 5.00%, 7/1/21	2,370	2,524

Maricopa County Unified School District No. 97 Deer Valley G.O. Unlimited Bonds, Series B, School Improvement Project of 2013, 2.50%, 7/1/24	970	1,021

Scottsdale G.O. Limited Refunding Bonds, 3.00%, 7/1/22	450	472
		6,975

Arkansas – 0.6%

Arkansas State G.O. Unlimited Federal Highway GANS, 3.00%, 4/1/24	4,295	4,505

Conway School District No. 1 G.O. Limited Refunding Bonds (State Aid Withholding), 2.25%, 2/1/28	1,365	1,384
		5,889

California – 6.3%

Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, 2.25%, 4/1/22 (2)(3)(4)	8,250	8,414
2.63%, 4/1/26 (2)(3)(4)	3,000	3,210

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

California – 6.3% – continued

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity, 5.00%, 12/1/21	$90	$97

California State G.O. Unlimited Refunding Bonds, 5.00%, 4/1/24	6,000	6,996
5.00%, 10/1/25	5,000	6,085
5.00%, 8/1/26	3,250	4,038

California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured), 2.00%, 7/1/24	1,200	1,208

California State Various Purpose G.O. Unlimited Bonds, Bid Group A, 5.00%, 10/1/23	1,270	1,459

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 10/1/25	3,845	4,679
5.00%, 4/1/33	5,000	5,766

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008, 4.00%, 7/1/25	1,500	1,723
5.00%, 7/1/25	1,200	1,444

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A, 5.00%, 7/1/24	2,470	2,893

Los Angeles Unified School District Refunding G.O. Unlimited Bonds, Series A, 5.00%, 7/1/24	7,000	8,199
5.00%, 7/1/25	1,675	2,016

Santa Clara Unified School District G.O. Unlimited Bonds, Election of 2018, 3.00%, 7/1/30	700	761
		58,988

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Colorado – 2.9%

Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 12/1/23	$2,525	$2,817
5.00%, 12/1/24	1,000	1,115

Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding), 5.50%, 12/15/22	3,000	3,399

Adams 12 Five Star Schools G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 12/15/19	1,625	1,637

Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding), 4.00%, 12/15/24	2,025	2,142

Colorado State COPS ,Series A, 5.00%, 12/15/22	3,800	4,235

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel, 5.00%, 11/20/25 (2)(3)(4)	3,000	3,610

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series B, Commonspirit Health, 5.00%, 8/1/25 (2)(3)(4)	3,500	4,068

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Series B, Adventhealth Obligated Group, 5.00%, 11/19/26 (2)(3)(4)	1,000	1,230

Larimer County School District No. R-1 Poudre G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/23	2,500	2,878
		27,131

Connecticut – 2.9%

Connecticut State G.O. Unlimited Bonds, Series A, GAAP Conversion, 5.00%, 10/15/20	8,000	8,296

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Connecticut – 2.9% – continued

Connecticut State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 4/15/25	$8,250	$9,721

Connecticut State G.O. Unlimited Refunding Bonds, Series F, 5.00%, 9/15/23	2,000	2,270

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue, 2.00%, 2/8/22 (2)(3)(4)	7,075	7,183
		27,470

Delaware – 0.6%

Delaware State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 10/1/24	5,000	5,910

District of Columbia – 1.0%

District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.00%, 12/1/25	1,150	1,157
5.00%, 12/1/28	6,800	6,966

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/1/25	1,000	1,200
		9,323

Florida – 2.5%

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A, 5.00%, 7/1/20	675	693
5.00%, 7/1/24	1,705	1,970

Florida State Board of Education G.O. Unlimited Bonds, Series E, Capital Outlay of 2008, 5.00%, 6/1/24	5,260	5,389

Florida State Board of Education G.O. Unlimited Bonds, Series H, Capital Outlay of 2007, 5.00%, 6/1/24	4,845	4,963

Florida State Board of Education Public Education Capital Outlay 2011 G.O. Unlimited Refunding Bonds, Series C, 5.00%, 6/1/26	2,005	2,127

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Florida – 2.5% – continued

Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured), 3.00%, 7/1/28	$5,000	$5,006

JEA Electric System Revenue Refunding Bonds, Series A-Three, 5.00%, 10/1/19	1,275	1,275

Orange County HFA Revenue Bonds, Series A, Willow Key Apartments, 1.90%, 4/1/21 (2)(3)(4)	1,300	1,306

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds, 5.00%, 10/1/21	1,000	1,074
		23,803

Georgia – 2.1%

Atlanta & Fulton County Recreation Authority Revenue Refunding Bonds, Series A, Park Improvement, 5.00%, 12/1/19	380	382

Atlanta Water & Wastewater Revenue Refunding Bonds, Series C, 5.00%, 11/1/25	1,000	1,211

Georgia State G.O. Unlimited Bonds, Series A, Tranche 1, 5.00%, 7/1/20	1,000	1,028

Georgia State G.O. Unlimited Bonds, Series E, 2.00%, 8/1/27	2,500	2,501

Henry County School District G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 8/1/20	1,895	1,954

Main Street Natural Gas Inc. Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/2/24 (2)(3)(4)	5,000	5,629

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (2)(3)(4)	3,400	3,691

Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding Bonds, Series A, 4.00%, 7/1/25	1,500	1,720

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Georgia – 2.1% – continued

Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University, 5.00%, 9/1/27	$1,250	$1,583
		19,699

Hawaii – 2.3%

Hawaii State G.O. Unlimited Bonds, Series FW, 5.00%, 1/1/27	4,000	4,990

Hawaii State G.O. Unlimited Refunding Bonds, Series EF, 5.00%, 11/1/21	5,000	5,384

Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project, 5.00%, 9/1/23 (2)(3)(4)	9,940	11,216
		21,590

Idaho – 0.1%

Boise City Independent School District G.O. Unlimited Bonds, 4.00%, 8/1/23	1,020	1,125

Illinois – 2.2%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College, 5.00%, 12/1/24	1,315	1,537

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source, 5.00%, 6/1/22	1,150	1,259

Cook County Community Consolidated School District No. 21 Wheeling School Building G.O. Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/1/25	2,345	2,780
5.00%, 12/1/27	2,600	3,212

Cook County School District No. 144 Prairie Hills G.O. Limited Bonds, Series A (AGM Insured), Prerefunded, 5.00%, 12/1/20 (5)	500	521

Illinois State Toll Highway Authority Revenue Refunding Bonds, Series A, 5.00%, 12/1/19	4,500	4,526

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Illinois – 2.2% – continued

Sangamon County School District No. 186 Springfield G.O. Limited Refunding Bonds, Series B (BAM Insured), 5.00%, 2/1/21	$6,260	$6,550
		20,385

Indiana – 1.7%

Indiana Finance Authority Water Utility Revenue Bonds, Second Lien, Citizens Energy Group, 2.95%, 10/1/22	1,750	1,815

Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health, 5.00%, 12/1/22	4,000	4,452

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, 1.65%, 7/1/22 (2)(3)(4)	5,000	5,017

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series A, 5.00%, 1/1/21	1,490	1,559

Rockport PCR Revenue Refunding Bonds, Series A, Indiana Michigan Power Co. Project, 3.05%, 6/1/25	3,000	3,184
		16,027

Kansas – 0.2%

Johnson County Internal Improvement G.O. Unlimited Bonds, Series A, 5.00%, 9/1/21	835	894

Manhattan G.O. Unlimited Bonds, Series 01, 1.88%, 6/15/23	1,410	1,411
		2,305

Kentucky – 1.4%

Carroll County Kentucky PCR Refunding Bonds, Series A, Kentucky Utilities Company Project, 1.55%, 9/1/26 (2)(3)(4)	2,000	1,988

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, 4.00%, 6/1/20	650	660
4.00%, 12/1/20	1,070	1,098

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Kentucky – 1.4% – continued

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/1/25 (2)(3)(4)	$5,000	$5,526

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-1, 2.25%, 3/1/20	4,000	4,002
		13,274

Louisiana – 1.8%

Lafayette Public Power Authority Electric Revenue Bonds, 5.00%, 11/1/26	1,900	2,102

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1, 4.00%, 5/1/29	6,810	7,249

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured), 5.00%, 10/1/25	2,495	2,973

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Delta Campus Facilities Corp. Project (BAM Insured), 5.00%, 10/1/25	2,525	3,007

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project (BAM Insured), 5.00%, 10/1/25	1,150	1,377
		16,708

Maryland – 3.7%

Baltimore Water Project Revenue Bonds, Series A, 5.00%, 7/1/20	1,000	1,028

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Escrowed to Maturity, 4.00%, 8/1/20	235	240

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Maryland – 3.7% – continued

Frederick County Public Facilities G.O. Unlimited Refunding Bonds, Unrefunded Balance, 4.00%, 8/1/20	$4,985	$5,099

Maryland State & Local Facilities G.O. Unlimited Bonds, Loan of 2013-1, 4.00%, 3/1/26	4,700	4,876

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, 5.00%, 2/1/20	5,000	5,062

Maryland State G.O. Unlimited Bonds, First Series, 5.00%, 6/1/26	3,000	3,499

Maryland State G.O. Unlimited Bonds, Second Series A, Bid Group 1, 5.00%, 8/1/25	3,000	3,623

Maryland State G.O. Unlimited Bonds, Second Series A, Local Facilities Loan, 5.00%, 8/1/20	2,860	2,947

Maryland State G.O. Unlimited Bonds, Second Series B, State & Local Facilities Loan, 2.50%, 8/1/24	4,075	4,115

Prince George’s County Consolidated Public Improvement G.O. Limited Bonds, Series A, 5.00%, 7/15/25	1,975	2,382

Washington Suburban Sanitary District G.O. Unlimited Refunding Bonds, 5.00%, 6/1/25	1,500	1,803
		34,674

Massachusetts – 4.6%

Massachusetts State Bay Transportation Authority Sales TRB Revenue Bonds, Senior Series A, 5.00%, 7/1/26	5,600	6,914

Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Series A, 5.00%, 1/1/23 (2)(3)(4)	10,000	11,124

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Massachusetts – 4.6% – continued

Massachusetts State Development Finance Agency Revenue Bonds, Series DD, Boston University Issue, 5.00%, 4/1/24 (2)(3)(4)	$2,700	$3,076

Massachusetts State G.O. Limited Refunding Bonds, Series E, 3.00%, 12/1/25	10,000	10,968

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, 5.00%, 8/15/25	10,000	11,050

MWRA Revenue Bonds, Series J (AGM Insured), Escrowed to Maturity, 5.50%, 8/1/20	80	83
		43,215

Michigan – 2.5%

Ann Arbor Capital Improvement G.O. Limited Refunding Bonds, 2.25%, 5/1/20	1,565	1,574

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series B, (Q-SBLF Insured), 5.00%, 5/1/22	3,000	3,281

Eaton Rapids Public Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured), 5.00%, 5/1/20	800	817

Grand Valley State University Revenue Bonds, 5.00%, 12/1/24	750	881

Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health, 5.00%, 2/1/25 (2)(3)(4)	3,000	3,518

Michigan State Finance Authority Clean Water State Revolving Fund Revenue Refunding Bonds, 5.00%, 10/1/20	2,805	2,911

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp., 5.00%, 12/1/22	2,000	2,222

Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 7/1/24 (2)(3)(4)	5,000	5,573

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Michigan – 2.5% – continued

Michigan State Municipal Bond Authority Clean Water Revolving Fund Revenue Bonds, 5.00%, 10/1/19	$1,635	$1,635

Western Michigan University General Revenue Refunding Bonds, 5.00%, 11/15/19	850	853
		23,265

Minnesota – 2.9%

Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series B, School Building (School District Credit Program), 5.00%, 2/1/20	1,960	1,984

Hennepin County Sales Tax Revenue Refunding Bonds, Series A, First Lien, Ballpark Project, 5.00%, 12/15/26	1,500	1,729

Minnesota State G.O. Unlimited Bonds, Series A, 5.00%, 8/1/24	5,000	5,868
5.00%, 8/1/25	4,005	4,836
5.00%, 10/1/25	1,855	2,250

Minnesota State G.O. Unlimited Refunding Bonds, Series E, State Trunk Highway, 5.00%, 8/1/23	3,040	3,133

Minnesota State Rural Water Finance Authority Revenue Notes, Public Projects Construction, 2.00%, 8/1/20	4,000	4,009

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 5.00%, 10/1/21	2,030	2,180

Park Rapids Independent School District No. 309 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program), 5.00%, 2/1/20	1,410	1,427
		27,416

Mississippi – 0.1%

University Mississippi Educational Buiding Corp. Revenue Refunding Bonds, Facilities Refinancing Project, 10/1/25 (1)	1,000	1,203

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Missouri – 1.4%

Columbia School District G.O. Unlimited Refunding Bonds, 5.00%, 3/1/26	$2,825	$3,363

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A, 5.00%, 11/1/26	2,320	2,727

Jackson County Consolidated School District No. 2 Raytown G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program), 5.00%, 3/1/25	1,000	1,188

Lees Summit Moser G.O. Unlimited Bonds, Series A, 3.00%, 4/1/28	2,925	3,028

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series A, 3.00%, 10/1/26	2,500	2,539
		12,845

Nevada – 1.2%

Clark County Flood Control G.O. Limited Bonds, 5.00%, 11/1/26	2,000	2,352

Clark County G.O. Limited Refunding Bonds, Series A, 5.00%, 12/1/21	2,555	2,755

Nevada State System of Higher Education University Revenue Bonds, Series B, 5.00%, 7/1/26	5,000	5,645
		10,752

New Jersey – 0.5%

Union County G.O. Unlimited Bonds, Series B, Escrowed to Maturity, 3.00%, 3/1/20	55	55

Union County G.O. Unlimited Bonds, Series B, Unrefunded Balance, 3.00%, 3/1/20	147	148

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

New Jersey – 0.5% – continued

West Windsor-Plainsboro Regional School District G.O. Unlimited Bonds (School Board Resource Fund Insured), 8/1/23 (1)	$1,825	$1,883
8/1/26 (1)	2,850	2,954
		5,040

New Mexico – 0.2%

Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Revenue Refunding Bonds, Series B, 5.00%, 7/1/21	1,675	1,783

New York – 9.2%

Albany County Various Purpose G.O. Limited Bonds, Series A, 5.00%, 9/15/26	3,245	4,035

Haverstraw-Stony Point Central School District G.O. Unlimited Refunding Bonds (State Aid Withholding), 3.00%, 10/15/28	500	556

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A, 5.00%, 3/1/22	9,310	10,112

Metropolitan Transportation Authority Revenue BANS, Series D-1, 5.00%, 9/1/22	2,600	2,847

Metropolitan Transportation Authority Revenue Bonds, Climate Bond Certified, Green Bonds, 5.00%, 11/15/24 (2)(3)(4)	2,000	2,336

Metropolitan Transportation Authority Revenue Refunding Bonds, Series C-1, Green Bonds, 5.00%, 11/15/24	6,000	7,036

New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds, 2.75%, 12/29/23 (2)(3)(4)	3,000	3,112

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-2, 5.00%, 6/15/25	3,185	3,669

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

New York – 9.2% – continued

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1, 5.00%, 2/1/26	$2,000	$2,169

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A, 5.00%, 11/1/23	960	1,034

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series D, Fiscal 2013, 5.00%, 11/1/22	1,290	1,435

New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G, 5.00%, 11/1/25	3,620	4,076

New York State Dorm Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance, 5.00%, 2/15/27	1,225	1,328

New York State Dorm Authority State Personal Income Tax General Purpose Revenue Refunding Bonds, Series D, Unrefunded Balance, 5.00%, 2/15/23	2,890	3,144

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/24	550	638

New York State Dorm Authority State Supported Debt Third General Resolution Revenue Bonds, State University, 5.00%, 5/15/26	2,840	3,116

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured), 2.10%, 5/1/23	2,000	2,011
2.13%, 11/1/23	1,000	1,010

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J, 2.50%, 5/1/22	3,500	3,524

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

New York – 9.2% – continued

New York State Housing Finance Agency Variable Refunding Bonds, Affordable Housing (SonyMA Insured), 1.88%, 11/1/21 (2)(3)(4)	$3,000	$3,003

New York State Thruway Authority Personal Income Tax Revenue Refunding Transportation Bonds, Series A, 5.00%, 3/15/23	3,585	3,847

New York State Urban Development Corp. Personal Income TRB, Series E, 5.00%, 3/15/25	10,000	11,257
5.00%, 3/15/28	2,175	2,444

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B, 5.00%, 11/15/25	7,500	8,365
		86,104

North Carolina – 1.4%

North Carolina State G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/22	1,000	1,099
5.00%, 6/1/23	2,700	3,066

North Carolina State Public Improvement G.O. Unlimited Bonds, Series B, 5.00%, 6/1/23	2,850	3,236
5.00%, 6/1/24	5,000	5,854
		13,255

North Dakota – 0.1%

City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A, 3.00%, 5/1/25	650	694

Ohio – 2.3%

American Municipal Power-Ohio, Inc. Revenue Bonds, Series A, Build America Bonds, Combined Hydroelectric Projects, 2.25%, 8/15/21 (2)(3)(4)	1,000	1,007

Butler County Hospital Facilities Revenue Refunding Bonds, UC Health, 5.00%, 11/15/24	1,500	1,752

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Ohio – 2.3% – continued

Columbus G.O. Unlimited Bonds, Series A, 5.00%, 4/1/24	$1,500	$1,745

Cuyahoga County Sales Tax Revenue Refunding Bonds, 5.00%, 12/1/21	1,115	1,204

Gallia County Local School Improvement District G.O. Unlimited Refunding Bonds (School District Credit Program), 5.00%, 11/1/20	750	779

Ohio State Common Schools G.O. Unlimited Bonds, Series B, 5.00%, 9/15/20	3,330	3,447

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 6/15/26	3,500	3,941

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series Q, Prerefunded, 4.00%, 5/1/22 (5)	5,000	5,351

Ohio State Infrastructure Improvement G.O. Unlimited Bonds, Series C, 5.00%, 3/1/24	2,000	2,320
		21,546

Oklahoma – 0.2%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School, 5.00%, 10/1/25	1,000	1,198

Oklahoma County Independent School District No. 12 Edmond Combined Purpose G.O. Unlimited Bonds, 2.00%, 8/1/20	1,000	1,006
		2,204

Oregon – 0.8%

Clackamas County G.O. Unlimited Bonds, Series B, 5.00%, 6/1/25	1,425	1,713

Marion & Polk Counties School District No. 24J Salem-Keizer School District G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/25	1,000	1,204

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Oregon – 0.8% – continued

Oregon State G.O. Unlimited Bonds, Series L, 5.00%, 11/1/21	$905	$975

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/24	3,255	3,488
		7,380

Pennsylvania – 0.4%

Delaware River Joint Toll Bridge Commission Bridge System Revenue Refunding Bonds, Series B, 5.00%, 7/1/25	1,000	1,203

Pennsylvania State G.O. Unlimited Bonds, Series 1, 4.00%, 6/1/29	1,000	1,062

Pennsylvania State Turnpike Commission Revenue Bonds, Series A, 4.00%, 12/1/27	1,300	1,544
		3,809

South Carolina – 1.5%

Aiken County Consolidated School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 4/1/20	3,530	3,595

Beaufort County School District G.O. Unlimited Bonds, Series B (SCSDE Insured), 5.00%, 3/1/20	4,175	4,239

Patriots Energy Group Financing Agency Revenue Bonds, Series A, 4.00%, 2/1/24 (2)(3)(4)	5,000	5,445

South Carolina State G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 4/1/25	1,010	1,211
		14,490

Tennessee – 4.1%

Hamilton County G.O. Unlimited Bonds, Series A, 5.00%, 4/1/25	5,930	7,108

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Tennessee – 4.1% – continued

Hardin County G.O. Unlimited Refunding Bonds (AGM Insured), 6/1/24 (1)	$1,540	$1,777

Metropolitan Government Nashville & Davidson County G.O. Unlimited and Improvement Bonds, 5.00%, 7/1/23	5,000	5,674

Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds, 5.00%, 7/1/26	6,055	6,884

Tennergy Corp. Gas Revenue Bonds, Series A, 5.00%, 10/1/24 (2)(3)(4)	3,000	3,452

Tennessee State G.O. Unlimited Bonds, Series A, 9/1/25 (1)	4,045	4,906

Tennessee State G.O. Unlimited Refunding Bonds, Series A, 4.00%, 8/1/24	5,000	5,384

Tennessee State G.O. Unlimited Refunding Bonds, Series B, 5.00%, 8/1/25	1,300	1,573

Tennessee State School Bond Authority Revenue Bonds, Higher Educational Facilities Second Program (State Higher Education Intercept Program), 5.00%, 11/1/24	1,380	1,628
		38,386

Texas – 8.1%

Arlington Water & Wastewater System Revenue Refunding Bonds, Series B, 3.00%, 6/1/20	1,605	1,623

Austin City Contractual Obligation G.O. Limited Bonds, 5/1/24 (1)	1,895	2,199

Austin City G.O. Limited Refunding Bonds, 9/1/27 (1)	2,255	2,844

Beaumont Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/23	1,150	1,289

Bexar County Certificates of Obligation G.O. Limited Bonds, Series B, 5.00%, 6/15/20	2,000	2,052

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Texas – 8.1% – continued

Clear Creek Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/28	$2,000	$2,548

Coppell Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 8/15/27	2,460	3,108

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.), 1.25%, 8/15/22 (2)(3)(4)	4,250	4,223

Denton County G.O. Limited Refunding Bonds, 5.00%, 7/15/22	2,185	2,407

Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), 5.00%, 8/15/29	615	692

Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 5.00%, 8/15/27	2,685	2,957

Fort Bend Independent School District Refunding G.O. Unlimited Bonds, Series A (PSF, Gtd.), 5.00%, 8/15/24	1,000	1,175

Garland G.O. Limited Refunding Bonds, 5.00%, 2/15/20	2,390	2,423

Houston Combined Utility System Revenue Refunding Bonds, Series C, First Lien, 5.00%, 5/15/20	1,560	1,596

Katy Independent School District Variable G.O. Unlimited Refunding Bonds, Series 2015C (PSF, Gtd.), (Floating, ICE LIBOR USD 1M + 0.28%), 1.64%, 8/16/21 (2)(4)	2,000	1,999

Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.), 5.00%, 8/15/23	1,000	1,137

Leander Independent School District Refunding G.O. Unlimited Bonds (PSF, Gtd.), 4.00%, 8/15/20	1,600	1,638

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Texas – 8.1% – continued

Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 8/15/23	$1,330	$1,518

Lewisville Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 5.00%, 8/15/24	2,475	2,912

Northside Texas Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.), 4.00%, 8/15/20	2,000	2,047
1.60%, 8/1/24 (2)(3)(4)	1,500	1,501

Plano Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 2/15/20	1,210	1,227

San Antonio Certificates of Obligation G.O. Limited Bonds, 5.00%, 8/1/27	1,000	1,259

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Subseries B, 2.00%, 12/1/21 (2)(3)(4)	2,000	2,013

San Antonio Electric & Gas Revenue Refunding Bonds, 5.00%, 2/1/25	645	710

San Antonio G.O. Limited Refunding Bonds, 5.00%, 8/1/28	2,000	2,573

Southwest Independent School District (PSF, Gtd.), 5.00%, 2/1/28	915	1,159

Texas State TRANS, 4.00%, 8/27/20	10,000	10,239

Texas State Transportation Commission G.O. Unlimited Refunding Bonds, Series F, 5.00%, 10/1/22	1,420	1,577

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, 5.00%, 10/1/23	1,230	1,407

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, Series A, First Tier, 5.00%, 4/1/25	2,500	2,902

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Texas – 8.1% – continued

Texas State Water Financial Assistance Variable G.O. Unlimited Refunding Bonds, 1.85%, 8/1/22 (2)(3)(4)	$2,000	$2,005

University of Texas University Revenue Bonds, Series J, 5.00%, 8/15/26	2,000	2,471

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 12/15/21	500	540

Wylie Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 4.00%, 8/15/20	2,180	2,232
		76,202

Utah – 1.4%

Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program), 5.00%, 6/15/21	2,650	2,818

Canyons School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program), 4.00%, 6/15/24	5,625	6,030

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Prerefunded, 5.00%, 10/1/19 (5)	425	425

Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series A, Unrefunded Balance, 5.00%, 10/1/27	45	45
5.00%, 10/1/28	30	30

Utah County Hospital Revenue IHC Health Services Inc. Revenue Bonds, Series B, 5.00%, 8/1/24 (2)(3)(4)	3,000	3,438
		12,786

Vermont – 0.2%

Vermont State G.O. Unlimited Bonds, Series A, 5.00%, 2/15/27	1,815	2,282

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Virginia – 3.2%

Arlington County G.O. Unlimited Bonds, 5.00%, 8/15/24	$1,570	$1,851

Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 5.00%, 5/15/23 (2)(3)(4)	10,000	11,263

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding), 4.00%, 10/1/25	5,000	5,794

Fairfax County Public Improvement G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), 5.00%, 10/1/25	5,000	5,902

Spotsylvania County Public Improvement G.O. Unlimited Refunding Bonds (State Aid Withholding), 5.00%, 1/15/27	1,755	2,201

Virginia State Public School Authority School Financing Revenue Bonds, Series C (State Aid Withholding), 5.00%, 8/1/21	1,260	1,345

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program), 5.00%, 11/1/22	1,110	1,236
		29,592

Washington – 5.8%

Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program), 4.00%, 12/1/28	1,500	1,632

Franklin County School District No.1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/26	1,200	1,415

Grant & Douglas Counties School District No. 165-55J Ephrata G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/22	1,265	1,408

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Washington – 5.8% – continued

Grant County School District No. 144-101 Quincy G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/24	$1,785	$2,101

King County School District No. 411 Issaquah Refunding G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/24	1,045	1,163

Pierce County School District No. 3 Puyallup G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 5.00%, 12/1/25	4,085	4,546

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program), 5.00%, 12/1/26	3,205	3,779

Snohomish & Island Counties School District No. 401 Stanwood G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/15/25	1,000	1,216

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/21	750	810

Snohomish County School District No. 2 Everette G.O. Unlimited Refunding Bonds, (School Board Guaranty Program), 3.00%, 12/1/22	3,500	3,691

Snohomish County School District No. 201 Washington G.O. Unlimited Bonds, Series B (School Board Guaranty Program), 4.00%, 12/1/27	1,000	1,029

Snohomish County School District No. 332 Granite Falls G.O. Unlimited Refunding Bonds, Series A (School Board Guaranty Program), 4.00%, 12/1/19	1,000	1,004

Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 12/1/23	685	787

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Washington – 5.8% – continued
5.00%, 12/1/24	$665	$786

Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program), 4.25%, 12/1/28	2,445	2,620

Washington State G.O. Unlimited Bonds, Motor Vehicle Fuel Tax & Vehicle, 5.00%, 6/1/26	4,305	5,297

Washington State G.O. Unlimited Bonds, Series 2020A, 5.00%, 8/1/25	7,500	9,038

Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax, 5.00%, 7/1/25	1,000	1,100
5.00%, 7/1/26	5,000	5,496

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A, 5.00%, 7/1/24	750	826

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2011B, 5.00%, 7/1/25	2,500	2,569

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C, 4.00%, 7/1/27	1,840	2,016
		54,329

West Virginia – 0.4%

West Virginia State G.O. Unlimited Bonds, Series A, 5.00%, 12/1/19	725	730

West Virginia State University Revenue Bonds, Series B, Virginia University Projects, 4.75%, 10/1/28	2,595	2,735
		3,465

Wisconsin – 4.0%

Central Brown County Water Authority System Revenue Refunding Bonds, Series A, 5.00%, 11/1/20	200	208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 89.6% – continued

Wisconsin – 4.0% – continued

City of Madison Wisconsin G.O. Unlimited Promissory Notes, Series A, 10/1/24 (1)	$2,040	$2,099

Fox Valley Technical College District School Facilities G.O. Unlimited Bonds, Series C, 3.00%, 12/1/27	2,500	2,616

Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20, 3.00%, 4/1/26	825	893

Janesville G.O. Unlimited Promissory Notes, Series A, 2.00%, 2/1/22	455	461

Kenosha County G.O. Unlimited Promissory Notes, Series A, 2.00%, 9/1/27	1,205	1,212

Wisconsin State G.O. Unlimited Refunding Bonds, Series 1, 5.00%, 5/1/25	2,500	2,825

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2, 3.00%, 11/1/25	2,395	2,622

Wisconsin State G.O. Unlimited Refunding Bonds, Series 3, 5.00%, 11/1/25	5,150	5,727

Wisconsin State Transportation Revenue Bonds, Series A, 5.00%, 7/1/28	4,000	4,934

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, 5.00%, 7/1/24	5,000	5,849

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Unrefunded Balance, 5.00%, 7/1/25	6,750	7,652
		37,098
Total Municipal Bonds
(Cost $827,734)		841,574

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.6%

Northern Institutional Funds – Municipal Portfolio (Shares), 1.37% (6)(7)	25,000,000	$25,000

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (6)(7)	18,063,324	18,063
Total Investment Companies
(Cost $43,063)		43,063

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.3%

Alvin Independent School District Schoolhouse G.O. Unlimited Bonds, Series A (PSF, Gtd.), 4.00%, 2/15/20	$2,250	$2,273

Arizona State COPS, 5.00%, 10/1/19	2,385	2,385

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-2, Yale University, 5.00%, 7/1/20 (2)(3)(4)	3,915	4,022

Deer Park Independent School District School Building G.O. Limited Tax Refunding Bonds (PSF, Gtd.), 4.00%, 2/15/20	2,265	2,288

Florida Development Finance Corp. Surface Transportation Facilities Variable Revenue Bonds (AMT), Virgin Trains U.S.A. Pass, 1.90%, 3/17/20 (2)(3)(4)	5,000	5,004

Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.), 5.00%, 2/15/20	1,365	1,384

Illinois State Educational Facilities Authority Revenue Bonds, Series B, University of Chicago, 1.88%, 2/13/20 (2)(3)(4)	6,500	6,512

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-2, Second Generation Resolution, 1.50%, 10/2/19 (2)(4)(8)	10,650	10,650

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.50%, 10/2/19 (2)(4)(8)	15,190	15,190

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.3% – continued

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, Series E-4, 1.50%, 10/2/19 (2)(4)(8)	$4,790	$4,790

Northside Texas Independent School District Building G.O. Unlimited Bonds (PSF, Gtd.), 2.13%, 8/1/20 (2)(3)(4)	2,130	2,134

Travis County Certificates of Obligation G.O. Limited Bonds, Series B, 2.00%, 3/1/20	1,145	1,148

Tulsa G.O. Unlimited Refunding Bonds, Series A, 5.00%, 12/1/19	1,200	1,207
Total Short-Term Investments
(Cost $58,948)		58,987

Total Investments – 100.5%
(Cost $929,745)		943,624

Liabilities less Other Assets – (0.5%)		(5,151)
NET ASSETS – 100.0%		$938,473

(1)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2019 is disclosed.
(8)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

BANS – Bond Anticipation Notes

COPS – Certificates of Participation

G.O. – General Obligation

GAAP – Generally Accepted Accounting Principles

GANS – Grant Anticipation Notes

Gtd. – Guaranteed

HFA – Housing Finance Authority

ICE – Intercontinental Exchange

IDA – Industrial Development Authority

LIBOR – London Interbank Offered Rate

MFH – Multi-Family Housing

MWRA – Massachusetts Water Resources Authority

NATL – National Public Finance Guarantee Corporation

PCR – Pollution Control Revenue

PSF – Permanent School Fund

Q-SBLF – Qualified School Bond Loan Fund

SCSDE – South Carolina State Department of Education

SonyMA – State of New York Mortgage Agency

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	25.9%
AA	57.2
A	7.6
A1+ (Short Term)	2.5
A1 (Short Term)	0.8
A2 (Short Term)	0.2
BBB	0.4
Not Rated	0.8
Cash Equivalents	4.6

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
General	14.9%
General Obligation	34.5
School District	17.6
Transportation	9.2
All other sectors less than 5%	23.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$841,574	$–	$841,574
Investment Companies	43,063	–	–	43,063
Short-Term Investments	–	58,987	–	58,987
Total Investments	$43,063	$900,561	$–	$943,624

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4%

Alabama – 0.4%

Birmingham Convertible G.O. Unlimited CABS, Series A, 5.00%, 3/1/27	$1,000	$1,117

Black Belt Energy Gas District Gas Supply Revenue Bonds, Series A, 4.00%, 6/1/21 (1)(2)(3)	5,000	5,193
		6,310

Alaska – 0.1%

Anchorage G.O. Unlimited Bonds, Series C, 4/1/24 (4)	1,350	1,561

Arizona – 2.0%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds, 5.00%, 7/1/42	2,000	2,367

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B, 5.00%, 7/1/43	3,475	4,185

Chandler IDA Variable Revenue Bonds (AMT), Intel Corporation Project, 5.00%, 6/3/24 (1)(2)(3)	2,000	2,295

Phoenix Civic Improvement Corp. District Revenue Convertible CABS, Series B, Civic Plaza Project (NATL Insured), 5.50%, 7/1/38	5,000	7,426

Phoenix Civic Improvement Corp. Water System Revenue Bonds, Series A, Junior Lien, 5.00%, 7/1/39	5,000	5,754

Pinal County Revenue Obligations Pledged Revenue Bonds, 3.00%, 8/1/44	3,000	3,055

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured), 5.00%, 6/1/44	2,000	2,256

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical, 3.13%, 8/1/43	2,000	2,028
		29,366

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

California – 9.1%

Alameda Unified School District G.O. Unlimited Bonds, Series C, Election of 2014, 3.00%, 8/1/42	$1,500	$1,538

Beverly Hills Unified School District G.O. Unlimited Bonds, Series A, 4.00%, 8/1/33	1,000	1,177

California HFA Municipal Certificates Revenue Bonds, Series A, 4.25%, 1/15/35	1	2

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance, 5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds, 5.00%, 8/1/26	700	870
6.25%, 11/1/34	2,830	2,842
4.00%, 10/1/39	2,500	2,895

California State Municipal Finance Authority Lease Revenue Bonds, Orange County Civic Center Infrastructure, 5.00%, 6/1/43	1,500	1,824

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village, 5.00%, 5/15/39	5,000	5,997
5.00%, 5/15/43	2,000	2,374

California State University Revenue Bonds, Series A, 5.00%, 11/1/37	1,110	1,430

California State Various Purpose G.O. Unlimited Bonds, 5.25%, 10/1/39	5,000	6,061

California State Various Purpose G.O. Unlimited Refunding Bonds, 5.00%, 4/1/38	5,000	5,740

California Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC, 5.00%, 5/15/32	1,000	1,186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

California – 9.1% – continued

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election of 2006, 6.00%, 5/1/34	$2,500	$3,055

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016, 5.00%, 8/1/43	1,000	1,180

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008, 3.00%, 8/1/47	10,000	10,220

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds, 5.00%, 5/15/36	2,745	3,523
5.00%, 5/15/43	5,000	6,265

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT), 5.00%, 5/15/34	3,000	3,697

Los Angeles Department of Water & Power System Revenue Bonds, Series A, 5.00%, 7/1/39	1,200	1,511

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A, 5.00%, 7/1/31	1,445	1,712

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D, 5.00%, 7/1/43	5,000	6,172

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A, 5.00%, 7/1/39	2,070	2,570

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds, 0.00%, 8/1/41 (5)	2,000	958

Northern Energy Authority Commodity Supply Revenue Bonds, Series A, 4.00%, 7/1/24 (1)(2)(3)	2,500	2,718

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

California – 9.1% – continued

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 8/1/28	$1,000	$1,201

Pleasanton Unified School District G.O. Unlimited Bond, 3.00%, 8/1/42	2,750	2,801

Sacramento County Airport System Senior Revenue Bonds, 5.00%, 7/1/28	1,280	1,315

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds, 5.00%, 11/15/25	3,000	3,548

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds, 3.00%, 8/1/49	10,500	10,822

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/1/38	2,500	3,081
5.00%, 5/1/42	1,500	1,771

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT), 5.00%, 5/1/45	3,000	3,645
4.00%, 5/1/50	1,500	1,655

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, 5.00%, 5/1/36	3,300	4,186

San Jose G.O. Unlimited Bonds, Series A-1, 5.00%, 9/1/40	4,510	5,685

San Mateo County Community College District G.O. Unlimited Bonds, Series B, Election of 2014, 5.00%, 9/1/45	2,000	2,506

Santa Clarita Community College District G.O. Unlimited Bonds, 3.00%, 8/1/44	2,000	2,043
3.00%, 8/1/49	5,000	5,084

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

California – 9.1% – continued

Sequoia Union High School District G.O. Unlimited Bonds, Series C-1, Election of 2008, Prerefunded, 6.00%, 7/1/21 (6)	$1,100	$1,193

Solano County Community College District G.O. Unlimited Bonds, Series A, Election of 2012, (Step to 5.13% on 8/1/23), 1.44%, 8/1/41 (7)	3,200	3,295

University of California General Revenue Refunding Bonds, Series AZ, 5.00%, 5/15/43	2,000	2,463
		133,886

Colorado – 4.3%

Adams County School District No. 1 G.O. Unlimited Bonds, Mapleton Public Schools (State Aid Withholding), 5.25%, 12/1/40	5,000	6,090

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding), 5.50%, 12/1/43	5,000	6,417

Colorado State COPS ,Series A, 4.00%, 12/15/37	10,000	11,472

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project, 5.00%, 3/1/40	2,500	2,984

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A-1, Commonspirit Health, 4.00%, 8/1/44	3,000	3,247

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B, 5.00%, 12/1/42	3,400	4,095

Denver City & County Airport System Revenue Bonds, Series A, 5.25%, 11/15/29	3,000	3,013
5.25%, 11/15/36	5,000	5,023

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Colorado – 4.3% – continued

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A, 5.00%, 12/1/43	$2,000	$2,403

Denver City & County Dedicated Tax Revenue CABS, Series A-2, 0.00%, 8/1/37 (5)	2,750	1,498
0.00%, 8/1/39 (5)	2,805	1,393

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A, 5.00%, 8/1/42	1,500	1,779

Denver City & County School District No.1 COPS, Series B, 5.25%, 12/1/40	1,805	1,896

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), 5.25%, 9/15/38	5,000	5,890

Jefferson County School District No.R-001 G.O. Unlimited Bonds (State Aid Withholding), 5.00%, 12/15/37	5,000	6,287
		63,487

Connecticut – 0.8%

Connecticut State HFA Housing Mortgage Finance Program Revenue Refunding Bonds, 2.75%, 11/15/34	2,000	2,038

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure, 5.00%, 8/1/34	3,000	3,512

Connecticut State Special Tax Obligation Revenue Bonds, Series B, 5.00%, 10/1/31	2,500	3,116

University of Connecticut Revenue Bonds, Series A, 5.25%, 11/15/47	3,000	3,689
		12,355

District of Columbia – 1.9%
District of Columbia G.O. Unlimited Bonds, Series A, 5.00%, 6/1/43	5,000	6,136

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

District Of Columbia – 1.9% – continued

District of Columbia G.O. Unlimited Bonds, Series C, 5.00%, 6/1/38	$1,000	$1,141

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds, 5.00%, 10/1/45	2,500	2,923

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail and Capital Improvement, 5.00%, 10/1/44	2,000	2,441

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/28	5,000	5,502
5.00%, 10/1/40	1,910	2,355
5.00%, 10/1/43	4,000	4,822

Washington Metropolitan Area Transit Authority Gross Revenue Bonds, 5.00%, 7/1/38	1,800	2,190
		27,510

Florida – 6.8%

Broward County Airport System Revenue Bonds (AMT), 5.00%, 10/1/42	2,500	2,980

Broward County Airport System Revenue Bonds, Series C, 5.25%, 10/1/43	5,000	5,617

Broward County Airport System Revenue Refunding Bonds, Series O, 5.38%, 10/1/29	510	512

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 9/1/24	1,235	1,318
5.00%, 9/1/25	1,000	1,067

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), 5.00%, 9/1/23	2,500	2,659

Broward County Port Facilities Revenue, Series A, 5.00%, 9/1/44	5,000	6,138

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Florida – 6.8% – continued

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project, 5.00%, 4/1/48	$2,000	$2,337

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A, 5.00%, 6/1/28	1,000	1,284

Florida State Department Transportation G.O. Unlimited Refunding Bonds, 3.00%, 7/1/30	2,500	2,576
4.00%, 7/1/38	295	339

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project, 5.00%, 3/1/49	3,000	3,543

Florida State Housing Finance Corporation Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured), 3.30%, 7/1/49	3,000	3,084

Florida State Municipal Power Agency All Requirements Revenue Bonds, Series A, Prerefunded, 6.25%, 10/1/19 (6)	3,000	3,000

Florida State Turnpike Authority Revenue Bonds, Series A, Department of Transportation (NATL Insured), 3.00%, 7/1/29	5,000	5,006

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation, 4.50%, 7/1/43	3,000	3,245

Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT), 5.00%, 10/1/42	1,965	2,324

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Prerefunded, 5.63%, 11/15/19 (6)	15	15

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Florida – 6.8% – continued

Highlands County Health Facilities Authority Revenue Refunding Bonds, Adventist Health, Unrefunded Balance, 5.63%, 11/15/37	$4,985	$5,011

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport, 5.00%, 10/1/44	2,500	2,823

Miami-Dade County Aviation Revenue Bonds, Miami International, Prerefunded, 5.50%, 10/1/20 (6)	2,500	2,605

Miami-Dade County Aviation Revenue Refunding Bonds, 5.00%, 10/1/41	450	531

Miami-Dade County Aviation Revenue Refunding Bonds (AMT), 5.00%, 10/1/27	2,000	2,313

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/1/38	5,000	5,744

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/1/39	4,025	4,530

Miami-Dade County Transit System Sales Surtax Revenue Bonds, 5.00%, 7/1/42	10,000	10,903

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B, 4.00%, 10/1/37	2,000	2,257

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded, 5.00%, 10/1/21 (6)	75	80

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance, 5.00%, 10/1/31	4,925	5,258

Pasco County School Board COPS, Series A (BAM Insured), 5.00%, 8/1/43	3,000	3,636

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Florida – 6.8% – continued

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds, 5.00%, 10/1/38	$5,000	$5,673

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A, 5.00%, 10/1/36	1,750	2,121
		100,529

Georgia – 2.0%

Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/1/35	4,000	5,103

Atlanta Airport Revenue Bonds, Series B (AMT), 5.00%, 7/1/31	2,755	3,489

Brookhaven Development Authority Revenue Bonds, Children’s Healthcare of Atlanta, 3.00%, 7/1/46	250	248
4.00%, 7/1/49	500	555

Georgia State Housing & Finance Authority Revenue Bonds, Series B, 12/1/49 (4)	5,000	5,064

Gwinnett County School District G.O. Unlimited Bonds, 5.00%, 2/1/40	5,000	6,340

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A, 5.00%, 5/15/43	500	594
5.00%, 5/15/49	1,000	1,379

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C, 4.00%, 12/1/23 (1)(2)(3)	1,650	1,791

Metropolitan Atlanta Rapid Transit Authority Sales TRB, Series A, 3.25%, 7/1/47	2,735	2,844

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project, 5.50%, 7/1/60	2,500	2,813
		30,220

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Hawaii – 1.6%

Hawaii State Airports System Revenue Bonds, Series A, 5.25%, 7/1/29	$4,000	$4,111

Hawaii State Airports System Revenue Bonds, Series A (AMT), 5.00%, 7/1/48	4,000	4,775

Hawaii State G.O. Unlimited Bonds, Series FW, 5.00%, 1/1/39	3,000	3,770

Honolulu City & County G.O. Unlimited Bonds, Series A, 5.00%, 9/1/43	2,000	2,462

Honolulu City & County Variable G.O. Unlimited Bonds, Rail Transit Project, (Floating, SIFMA Municipal Swap Index Yield + 0.30%), 1.88%, 9/1/20 (1)(3)	3,500	3,500

University of Hawaii Revenue Bonds, Series A, Prerefunded, 5.25%, 10/1/19 (6)	5,000	5,000
		23,618

Idaho – 0.1%

Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group, 4.00%, 12/1/43	2,000	2,195

Illinois – 4.1%

Chicago Midway Airport Revenue Refunding Bonds, Second Lien Series B, 5.25%, 1/1/34	2,500	2,772

Chicago O’Hare International Airport General Revenue Bonds, Series D, Senior Lien, 5.00%, 1/1/39	1,015	1,111

Chicago O’Hare International Airport General Revenue Refunding Bonds, Series B, Senior Lien, 5.00%, 1/1/41	3,100	3,609

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge, 5.00%, 1/1/23	2,000	2,166

Cook County Sales Tax Revenue Refunding Bonds, 4.00%, 11/15/38	5,000	5,501

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Illinois – 4.1% – continued

Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History, 3.90%, 11/1/36	$1,740	$1,902

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign, 5.00%, 10/1/49	1,250	1,508

Illinois State Finance Authority Revenue Bonds, Northwestern University, 5.00%, 12/1/28	1,500	1,940

Illinois State Finance Authority Revenue Bonds, Series A, Art Institute Chicago, 5.25%, 3/1/40	2,500	2,538

Illinois State Finance Authority Revenue Bonds, Series A, DePaul University, Prerefunded, 6.13%, 4/1/21 (6)	5,000	5,353

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare, 4.25%, 1/1/44	5,000	5,398
5.00%, 1/1/44	2,500	2,871

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center, 5.00%, 11/15/38	1,000	1,137

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A, 4.00%, 2/1/33	4,750	5,202

Illinois State Toll Highway Authority Revenue Bonds, Series A, 4.00%, 1/1/37	2,000	2,283

Morton Grove-Niles Water Commission G.O. Unlimited Bonds, Alternate Revenue Source, Series A, 5.00%, 12/1/41	1,635	1,950

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured), 5.75%, 6/1/34	3,400	4,711

Schaumburg G.O. Unlimited Refunding Bonds, Series A, 4.00%, 12/1/41	5,000	5,275

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Illinois – 4.1% – continued

Will Grundy Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, 5.25%, 6/1/36	$2,500	$2,829
		60,056

Indiana – 0.7%

Indiana Finance Authority Wastewater Utility Revenue Bonds, Series A, First Lien, CWA Authority, 5.25%, 10/1/38	3,150	3,371
4.25%, 10/1/44	3,000	3,266

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds, 4.00%, 11/15/46	2,900	3,158

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series B, 5.00%, 1/1/37	1,000	1,244
		11,039

Iowa – 0.6%

PEFA, Inc. Gas Project Revenue Bonds, 5.00%, 9/1/26 (1)(2)(3)	7,000	8,277

Kansas – 0.4%

Leavenworth County Unified School District No.464 G.O. Unlimited Refunding Bonds, Series A, 9/1/45 (4)	5,000	5,375

Kentucky – 1.4%

Carroll County Kentucky Environmental Facilities Revenue Bonds, Series A (AMT), Kentucky Utilities Company Project, 1.75%, 9/1/26 (1)(2)(3)	1,500	1,491

Carroll County Kentucky PCR Refunding Bonds, Series A, Kentucky Utilities Company Project, 1.55%, 9/1/26 (1)(2)(3)	3,750	3,729

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/1/38	5,000	5,502

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Kentucky – 1.4% – continued

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health, 5.00%, 8/1/44	$3,500	$4,176
5.00%, 8/1/49	3,000	3,546

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A, 5.00%, 5/15/34	2,000	2,148
		20,592

Louisiana – 1.4%

Lafayette Parish School Board Sales TRB, 5.00%, 4/1/48	2,165	2,563

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance, 5.00%, 5/15/47	2,000	2,292

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A, First Lien, 4.50%, 5/1/39	2,500	2,783
4.00%, 5/1/41	5,000	5,420

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project, 5.00%, 10/1/31	1,510	1,850

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured), 5.00%, 12/1/41	5,000	5,933
		20,841

Maryland – 0.4%

Baltimore County Metropolitan District 81st Issue G.O. Unlimited Bonds, 4.00%, 3/1/39	2,500	2,872

Howard County G.O. Unlimited Bonds, Series A, 5.00%, 2/15/30	1,000	1,244

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health, 5.00%, 7/1/44	1,100	1,291
		5,407

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Massachusetts – 4.3%

Lincoln School G.O. Unlimited Bonds, 3.50%, 3/1/44	$3,810	$4,080

Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A, 5.00%, 7/1/41	2,800	3,049

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A, 0.00%, 7/1/29 (5)	2,500	2,057

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B, 5.25%, 7/1/33	1,900	2,611

Massachusetts State College Building Authority, Revenue Bonds, Series B, (State Intercept Program) Green Bonds, 5.00%, 5/1/39	1,000	1,136

Massachusetts State Development Finance Agency Broad Institute Revenue Refunding Bonds, 5.00%, 4/1/37	1,000	1,233

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University, 5.00%, 7/15/40	8,695	12,608

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University, 5.00%, 7/1/36	445	542
5.00%, 7/1/38	340	412

Massachusetts State G.O. Limited Bonds, Series C, Consolidated Loan of 2019, 5.00%, 5/1/47	2,000	2,470

Massachusetts State G.O. Limited Bonds, Series H, Taxable Consolidated Loan of 2019, 2.90%, 9/1/49	2,500	2,436

Massachusetts State Housing Finance Agency Revenue Bonds, Series H, 4.40%, 12/1/46	1,000	1,081

Massachusetts State Port Authority Revenue Bonds, Series A, 5.00%, 7/1/40	2,725	3,193

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Massachusetts – 4.3% – continued

Massachusetts State School Building Authority Sales TRB, Series A, Senior Lien, 5.00%, 5/15/43	$3,015	$3,362

Massachusetts State School Building Authority Sales TRB, Series B, Senior Lien, 5.00%, 11/15/36	1,500	1,822
5.00%, 11/15/39	2,500	3,015

Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds, 5.00%, 6/1/42	7,820	9,416

Massachusetts State Transportation Fund Revenue Bonds, Series A, Accelerated Bridge Program, Prerefunded, 5.00%, 6/1/21 (6)	5,000	5,309

Massachusetts State Transportation Fund Revenue Refunding Bonds, Series A, 5.00%, 6/1/43	1,000	1,214

Massachusetts State Water Resources Authority General Revenue Bonds, Series B, 5.00%, 8/1/43	1,455	1,795
		62,841

Michigan – 1.7%

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured), 5.00%, 5/1/25	1,000	1,190

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I, 5.00%, 4/15/38	2,000	2,349

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, 5.50%, 10/15/45	2,565	2,761

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, 5.38%, 10/15/36	5,000	5,374

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Michigan – 1.7% – continued

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, 5.00%, 10/1/39	$5,000	$5,731

Michigan State University Revenue Bonds, Series B, Board of Trustees, 5.00%, 2/15/44	2,000	2,472

Wayne County Airport Authority Revenue Bonds, Series D, 5.00%, 12/1/45	2,000	2,318

Wayne County Airport Authority Revenue Refunding Bonds, Series G, 5.00%, 12/1/34	2,625	3,103
		25,298

Minnesota – 0.6%

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program), 5.00%, 2/1/28	275	344

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, 4.00%, 8/1/28	5,000	5,106

Virginia Independent School District No. 706 G.O. Unlimited Bonds, Series A (School District Credit Program), 5.00%, 2/1/25	3,220	3,827
		9,277

Missouri – 1.8%

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A, 4.00%, 1/1/42	1,820	2,042

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A, 5.00%, 5/1/30	3,245	4,058

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, 5.00%, 5/1/33	1,000	1,184
5.00%, 5/1/45	5,000	5,824

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Missouri – 1.8% – continued

Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series A-R, Union Electric Co. Project, 2.90%, 9/1/33	$5,000	$5,117

Missouri State Environmental Improvement & Energy Resources Authority Revenue Refunding Bonds, Series B-R, Union Electric Co. Project, 2.90%, 9/1/33	3,000	3,070

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University, 5.00%, 10/1/38	2,500	2,918

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System, 5.00%, 11/15/43	1,280	1,525

Saint Louis Airport Revenue Bonds, St. Louis Lambert International Airport, 5.00%, 7/1/49	1,045	1,280
		27,018

Montana – 0.2%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA), 3.90%, 12/1/48	100	107

Montana Facility Finance Authority Revenue Refunding Bonds, Series A, Social Health System, 1/1/38 (4)	2,250	2,559
		2,666

Nebraska – 1.0%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, 5.00%, 11/15/36	1,000	1,198
5.00%, 11/15/37	1,000	1,193

Omaha Public Power District Electric Revenue Refunding Bonds, Series A, 4.00%, 2/1/42	5,000	5,568
5.00%, 2/1/42	4,250	5,150

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Nebraska – 1.0% – continued

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded, 5.00%, 2/1/22 (6)	$2,210	$2,398
		15,507

Nevada – 0.8%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2, 4.25%, 7/1/36	5,000	5,480

Clark County School District Building G.O. Limited Bonds, Series A, 4.00%, 6/15/36	2,000	2,248
4.00%, 6/15/38	4,000	4,467
		12,195

New Jersey – 0.6%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, 6/15/44 (4)	5,000	5,222

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	2,500	2,930
		8,152

New Mexico – 0.2%

New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds, Series A, 5.00%, 5/1/25 (1)(2)(3)	2,000	2,332

New York – 15.0%

Metropolitan Transportation Authority Dedicated Tax Fund Revenue Bonds, Series B, Prerefunded, 5.00%, 11/15/19 (6)	5,000	5,023

Metropolitan Transportation Authority Revenue BANS, Series D-1, 5.00%, 9/1/22	1,500	1,643

Metropolitan Transportation Authority Revenue Bonds, Series C, Group 1, Green Bonds (AGM-CR Insured), 5.00%, 11/15/38	2,000	2,507

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

New York – 15.0% – continued

Metropolitan Transportation Authority Revenue Bonds, Series G, Prerefunded, 5.25%, 11/15/20 (6)	$5,000	$5,230

Metropolitan Transportation Authority Revenue Refunding Bonds, Subseries C-1, 5.00%, 11/15/34	2,000	2,348

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014, 5.00%, 6/15/46	2,000	2,220

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013, 5.00%, 6/15/47	2,500	2,763

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution, 5.00%, 6/15/40	5,000	6,157

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series AA, 5.00%, 6/15/32	10,000	10,618

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, 5.25%, 6/15/36	2,000	2,499
5.00%, 6/15/39	1,800	2,184

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG, 5.00%, 6/15/39	2,000	2,349

New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2, 5.00%, 6/15/40	3,500	4,391

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

New York – 15.0% – continued

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding), 5.00%, 7/15/43	$3,000	$3,674

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-1, 5.00%, 5/1/38	2,500	2,507

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, 5.00%, 8/1/40	250	307

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017, 5.00%, 2/1/40	7,485	8,965
5.00%, 2/1/43	8,310	9,897

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A2, 5.00%, 5/1/38	5,000	6,275

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Subseries A-3, 3.00%, 5/1/45	10,000	10,221

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3, 4.00%, 5/1/44	2,730	3,089

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3, 5.00%, 5/1/41	5,000	6,108

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1, 5.00%, 11/1/34	500	595

New York G.O. Unlimited Bonds, Series A, Subseries A-1, 5.00%, 8/1/39	5,000	6,291

New York G.O. Unlimited Bonds, Series E-1, 4.00%, 3/1/42	2,500	2,808

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

New York – 15.0% – continued

New York G.O. Unlimited Bonds, Series I, Subseries 1-I, 5.00%, 3/1/28	$1,510	$1,739

New York G.O. Unlimited Bonds, Subseries F-1, 5.00%, 4/1/43	2,000	2,430

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series A, 5.25%, 3/15/39	2,000	2,532

New York State Dorm Authority State Personal Income Tax Revenue Refunding Bonds, Series E, 3.25%, 3/15/36	5,035	5,196

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Prerefunded, 5.25%, 10/1/19 (6)	4,655	4,655

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance, 5.25%, 10/1/23	345	346

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, 5.00%, 7/1/36	2,500	3,162

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University, 5.00%, 10/1/46	500	774

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University, 5.00%, 10/1/38	4,500	5,684

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1, 5.00%, 3/15/22	5,000	5,449

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

New York – 15.0% – continued

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 2, 5.00%, 3/15/35	$4,250	$5,382

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, 5.00%, 2/15/37	2,530	3,088

New York State Dormitory Authority Sales TRB, Series A, Group B, 5.00%, 3/15/38	5,090	6,158

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, 5.25%, 3/15/38	5,000	6,345
4.00%, 3/15/43	3,000	3,390

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds, 5.00%, 6/15/42	4,000	4,842

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity, 5.50%, 4/15/35	5,000	7,233

New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds, 5.00%, 8/15/37	1,200	1,473

New York State Environmental Facilities Corp. State Clean & Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water, 5.00%, 6/15/41	10,000	10,616

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured), 4.15%, 11/1/47	1,000	1,071

New York State Thruway Authority Revenue Bonds, Series J, 5.00%, 1/1/27	50	57

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

New York – 15.0% – continued

New York State Urban Development Corp. Personal Income TRB, Series A-1, 5.00%, 3/15/43	$3,000	$3,317

New York State Urban Development Corp. Refunding Personal Income TRB, 5.00%, 3/15/20	2,500	2,542

New York State Urban Development Corp. Taxable General Personal Income TRB, 3.90%, 3/15/33	5,000	5,540

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT), 5.00%, 10/15/44	3,000	3,428

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT), 5.00%, 9/15/28	1,000	1,264

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, 5.00%, 10/15/31	500	586

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds, 5.00%, 12/15/37	2,500	2,988

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, 5.00%, 12/15/39	2,500	3,098
5.00%, 12/15/40	1,000	1,236

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE, 5.00%, 12/15/41	3,500	3,983

Westchester County G.O. Limited Bonds, Series A, 4.00%, 12/1/29	625	740
		221,013

North Carolina – 1.4%

Charlotte COPS, Series B, 3.00%, 6/1/22	2,000	2,003
4.00%, 6/1/49	5,700	6,388

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

North Carolina – 1.4% – continued

Charlotte Water & Sewer System Revenue Refunding Bonds, 5.00%, 7/1/31	$2,500	$3,207

Montgomery County Public Facilities Corp. Limited Obligation Revenue BANS, 3.00%, 9/1/20	2,000	2,012

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity, 6.00%, 1/1/22	6,015	6,640
		20,250

Ohio – 1.6%

Miami County Hospital Facilities Improvement Revenue Refunding Bonds, Kettering Health Network, 5.00%, 8/1/49	2,000	2,367

Northeast Regional Sewer District Improvement Revenue Refunding Bonds, 3.00%, 11/15/35	2,000	2,118

Ohio State Higher Education G.O. Unlimited Bonds, Series A, 5.00%, 5/1/34	5,780	7,102

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System, 4.00%, 1/1/36	1,000	1,134

Ohio Turnpike and Infrastructure Commission Senior Lien Revenue Bonds, Series A, 5.00%, 2/15/48	10,000	11,033
		23,754

Oklahoma – 0.2%

Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 4.00%, 1/1/42	2,000	2,234

Oregon – 1.1%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program), 0.00%, 6/15/38 (5)	7,500	3,835

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Oregon – 1.1% – continued

Clackamas County School District No.62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program), 0.00%, 6/15/37 (5)	$1,000	$548

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	1,100	1,296

Oregon State Health & Science University Revenue Refunding Bonds, Series B, 5.00%, 7/1/38	2,035	2,411

Port of Portland Airport Revenue Bonds, Series 24A, 5.00%, 7/1/47	1,000	1,190

Tri-County Metropolitan Transportation District Revenue Bonds, Series A, 9/1/44 (4)	5,000	5,136

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program), 5.00%, 6/15/35	2,000	2,459
		16,875

Pennsylvania – 1.3%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured), 4.00%, 6/1/39	5,000	5,541

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds, 5.00%, 5/1/32	820	963
5.00%, 5/1/35	865	1,009

Franklin County G.O. Unlimited Refunding Bonds, 4.00%, 11/1/33	1,075	1,211

Franklin Regional School District G.O. Limited Bonds (State Aid Withholding), 5/1/46 (4)	2,000	2,212

Lancaster IDA Revenue Bonds, P3 FMC Holdings, LLC Project, 3.00%, 7/1/49	1,000	999

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Pennsylvania – 1.3% – continued

Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 130A, 3.00%, 10/1/46	$1,000	$1,004

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B, 5.00%, 12/1/43	2,500	3,031

Pennsylvania State Turnpike Commission Revenue Bonds, Series A, 5.00%, 12/1/33	1,500	1,914

Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding), 3/1/43 (4)	1,500	1,698
		19,582

Rhode Island – 0.2%

Cranston City G.O. Unlimited Bonds, Series A (BAM Insured), 5.00%, 8/1/39	1,950	2,403

South Carolina – 1.1%

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004, Unrefunded Balance (BHAC, CR MBIA Insured), 5.38%, 1/1/25	5,820	6,926

South Carolina State Transportation Infrastructure Bank Variable Revenue Refunding Bonds, Series 2003B, (Floating, ICE LIBOR USD 1M + 0.45%), 1.81%, 10/1/22 (1)(3)	10,000	9,994
		16,920

Tennessee – 0.7%

Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health, 4.00%, 8/1/44	1,200	1,299

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project, 5.25%, 10/1/58	1,500	1,812

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Tennessee – 0.7% – continued

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B, 3.38%, 7/1/38	$140	$145

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B, 3.95%, 1/1/38	250	265

Tennessee State School Bond Authority Revenue Bonds, Higher Educational Facilities Second Program (State Higher Education Intercept Program), 5.00%, 11/1/44	5,385	6,803
		10,324

Texas – 8.3%

Austin Electric Utility System Revenue Refunding Bonds, Series A, 5.00%, 11/15/28	500	602

Central Regional Mobility Authority Revenue Refunding Bonds, 5.00%, 1/1/46	1,000	1,141

Dallas Waterworks & Sewer System Revenue Bonds, Series C, 4.00%, 10/1/43	2,500	2,821

Lower Colorado River Authority Revenue Refunding Bonds, 5.00%, 5/15/39	2,500	2,763

North Texas Tollway Authority Revenue Refunding Bonds, 4.25%, 1/1/49	1,500	1,683

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier, 5.00%, 1/1/39	2,500	3,047

Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.), 4.00%, 6/1/30	4,390	4,683

Texas State A&M University Financing System Revenue Bonds, Series A, 4.00%, 5/15/20	3,805	3,869

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured), 3.38%, 9/1/39	2,730	2,890

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Texas – 8.3% – continued

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission, 5.00%, 10/1/26	$5,000	$5,891

Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/1/32	2,000	2,352

Texas State TRANS, 4.00%, 8/27/20	60,400	61,846

Texas State Water Development Board Revenue Bonds, Series A, 10/15/44 (4)	6,000	6,794

Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 5.00%, 10/15/43	5,000	6,100

Texas State Water Development Board TRB, Series B, 10/15/39 (4)	750	759

United Independent School District School Building G.O. Unlimited Bonds (PSF, Gtd.), 5.00%, 8/15/38	1,000	1,242

University of Texas Permanent University Fund Revenue Bonds, Series B, 4.00%, 7/1/41	5,000	5,531

University of Texas University Revenue Bonds, Series B, 5.00%, 8/15/49	5,500	8,529
		122,543

Utah – 0.9%

Cache County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program), 4.00%, 6/15/28	2,000	2,225

Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program), 3.00%, 6/1/30	3,330	3,571

Park City Sales TRB, 4.00%, 12/15/31	2,200	2,610

Provo G.O. Unlimited Refunding Bonds, 5.00%, 1/1/26	500	609

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Utah – 0.9% – continued

Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/1/42	$3,000	$3,545
		12,560

Virginia – 0.2%

Norfolk G.O. Unlimited Bonds, Series A, 5.00%, 10/1/41	500	622

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), 5.00%, 10/1/24	500	554

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects, 4.00%, 5/15/37	2,000	2,114
		3,290

Washington – 1.5%

Port of Seattle Revenue Refunding Bonds, Intermediate Lien (AMT), 5.00%, 4/1/44	1,500	1,797

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, 5.00%, 12/1/40	560	656

Washington State G.O. Unlimited Bonds, Series B, 5.00%, 2/1/37	5,000	5,812

Washington State G.O. Unlimited Bonds, Series C, 5.00%, 2/1/32	2,230	2,801

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services, 5.00%, 10/1/38	5,000	5,724

Washington State Housing Finance Commission SFM Revenue Refunding Bonds, 3.70%, 12/1/34	85	90

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E, 5.00%, 2/1/38	2,000	2,276

Washington State University Revenue Refunding Bonds, 5.00%, 4/1/40	1,320	1,518

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL BONDS – 84.4% – continued

Washington – 1.5% – continued

Washington State Various Purpose G.O. Unlimited Bonds, Series A, 5.00%, 8/1/39	$1,500	$1,864
		22,538

West Virginia – 0.4%

West Virginia State University Revenue Bonds, West Virginia University Project, 4.00%, 10/1/47	1,500	1,673

West Virginia State University Revenue Bonds, West Virginia University Project, 4.00%, 10/1/40	3,500	3,953
		5,626

Wisconsin – 1.2%

PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A, 10/23/20 (4)	2,500	2,539

University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A, 4.25%, 4/1/48	4,000	4,451

Washington State G.O. Unlimited Bonds, Series A, 5.00%, 5/1/40	3,000	3,562

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University, 5.00%, 10/1/35	1,025	1,224

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center, 4.13%, 4/1/46	1,500	1,569

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital, 5.00%, 7/1/49	2,000	2,295

Wisconsin State Housing & EDA Revenue Bonds, Series A, 4.45%, 5/1/57	2,305	2,508
		18,148
Total Municipal Bonds
(Cost $1,200,027)		1,245,970

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 10.6%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (8)(9)	156,760,146	$156,760
Total Investment Companies
(Cost $156,760)		156,760

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 6.4%

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds, 5.00%, 8/1/20	$2,095	$2,159

Broward County School District TANS, 3.00%, 6/30/20	10,000	10,129

Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	25,000	25,314

Colorado State General Fund TRANS, 3.00%, 6/26/20	11,550	11,693

Fulton County TANS, 2.50%, 12/31/19	15,000	15,045

Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B, 1.56%, 10/9/19 (1)(3)(10)	5,000	5,000

Miami-Dade County School District TANS, 3.00%, 2/27/20	10,000	10,067

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds, 1.50%, 10/2/19 (1)(3)(10)	4,500	4,500

Orlando Utilities Commission Utility System Variable Revenue Refunding Bonds, Series B, 1.52%, 10/9/19 (1)(3)(10)	10,000	10,000
Total Short-Term Investments
(Cost $93,956)		93,907

Total Investments – 101.4%
(Cost $1,450,743)		1,496,637

Liabilities less Other Assets – (1.4%)		(20,750)
NET ASSETS – 100.0%		$1,475,887

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(5)	Zero coupon bond.
(6)	Maturity date represents the prerefunded date.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(7)	Step coupon bond. Rate as of September 30, 2019 is disclosed.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2019 is disclosed.
(10)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BAM – Build America Mutual

BANS – Bond Anticipation Notes

BHAC – Berkshire Hathaway Assurance Corporation

CABS – Capital Appreciation Bonds

COPS – Certificates of Participation

CR – Custody Receipt

CWA – Clean Water Act

EDA – Economic Development Authority

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

GNMA – Government National Mortgage Association

Gtd. – Guaranteed

HFA – Housing Finance Authority

HUD – Housing and Urban Development

IBC – Insured Bond Certificates

ICE – Intercontinental Exchange

IDA – Industrial Development Authority

LIBOR – London Interbank Offered Rate

MBIA – Municipal Bonds Insurance Association

NATL – National Public Finance Guarantee Corporation

PCR – Pollution Control Revenue

PFA – Public Finance Authority

PSF – Permanent School Fund

SFM – Single Family Mortgage

SIFMA – Securities Industry and Financial Markets Association

SonyMA – State of New York Mortgage Agency

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
AAA	13.9%
AA	44.8
A	16.8
A1+ (Short Term)	4.6
A1 (Short Term)	5.0
A2 (Short Term)	0.2
BBB	3.3
Not Rated	0.9
Cash Equivalents	10.5

Total	100.0%

* Credit quality ratings are based on converting the available Moody’s, S&P Global, and/or Fitch ratings to a common numerical basis and averaging that result. If none of these three rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). The S&P Global’s short-term municipal rating of SP1 reflects a strong capacity to pay principal and interest (an issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation). The Moody’s short-term municipal rating of MIG1 denotes superior credit quality (excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing). The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	TAX-EXEMPT FIXED INCOME FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF INVESTMENTS
Airport	8.0%
General	23.9
General Obligation	9.8
Higher Education	7.5
School District	6.7
Short-Term Investments	10.5
Transportation	7.5
Water	8.0
All other sectors less than 5%	18.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds (1)	$–	$1,245,970	$–	$1,245,970
Investment Companies	156,760	–	–	156,760
Short-Term Investments	–	93,907	–	93,907
Total Investments	$156,760	$1,339,877	$–	$1,496,637

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

TAX-EXEMPT FIXED INCOME FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, California Intermediate Tax-Exempt, California Tax-Exempt, High Yield Municipal, Intermediate Tax-Exempt, Short-Intermediate Tax-Exempt, and Tax-Exempt Funds (each, a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Equity securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. Government securities or U.S. Government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the fair value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond

NORTHERN FUNDS SEMIANNUAL REPORT	101	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2019, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
High Yield Municipal	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Short-Intermediate Tax-Exempt	Daily	Monthly
Tax-Exempt	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the deferral of certain realized losses and capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications have no impact on the net assets or the net asset value per share of the Funds. At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK
High Yield Municipal	$–	$12,268	$(12,268)

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

TAX-EXEMPT FIXED INCOME FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

During the fiscal year ended March 31, 2019, the California Tax-Exempt Fund utilized approximately $258,000 in capital loss carryforwards.

The High Yield Municipal Fund had approximately $12,268,000 of capital loss carryforwards expire during the fiscal year ended March 31, 2019.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD
Arizona Tax-Exempt	$1,350	$226
California Intermediate Tax-Exempt	2,844	676
California Tax-Exempt	1,647	–
High Yield Municipal	8,076	–
Intermediate Tax-Exempt	19,704	1,736
Short-Intermediate Tax-Exempt	–	149
Tax-Exempt	9,916	2,856

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED
	TAX-EXEMPT INCOME	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Amounts in thousands
Arizona Tax-Exempt	$51	$2	$–	$4,097
California Intermediate Tax-Exempt	213	5	–	13,574
California Tax-Exempt	99	4	–	9,487
High Yield Municipal	296	8	–	17,248
Intermediate Tax-Exempt	893	65	–	58,836
Short-Intermediate Tax-Exempt	107	13	–	11,409
Tax-Exempt	346	25	–	28,648

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,318	$117	$–
California Intermediate Tax-Exempt	12,748	310	–
California Tax-Exempt	5,833	226	–
High Yield Municipal	17,564	480	–
Intermediate Tax-Exempt	65,245	3,920	–
Short-Intermediate Tax-Exempt	13,462	658	–
Tax-Exempt	35,605	1,491	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME *	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$3,081	$74	$–
California Intermediate Tax-Exempt	12,349	183	–
California Tax-Exempt	5,718	363	–
High Yield Municipal	17,860	404	–
Intermediate Tax-Exempt	54,961	1,938	–
Short-Intermediate Tax-Exempt	11,848	431	1,330
Tax-Exempt	32,984	464	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2019, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

NORTHERN FUNDS SEMIANNUAL REPORT	103	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION	CONTRACTUAL EXPENSE LIMITATIONS
Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
California Tax-Exempt	0.43%	0.417%	0.404%	0.45%
High Yield Municipal	0.77%	0.747%	0.725%	0.60%
Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%
Tax-Exempt	0.43%	0.417%	0.404%	0.45%

The contractual reimbursement arrangements are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a

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SEPTEMBER 30, 2019 (UNAUDITED)

result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$–	$50,337	$–	$45,633
California Intermediate Tax-Exempt	–	132,302	–	94,494
California Tax-Exempt	–	65,198	–	75,627
High Yield Municipal	–	147,391	–	83,140
Intermediate Tax-Exempt	–	2,028,246	–	1,623,774
Short-Intermediate Tax-Exempt	–	438,063	–	362,484
Tax-Exempt	–	968,349	–	812,202

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$5,728	$(37)	$5,691	$125,333
California Intermediate Tax-Exempt	21,374	(1,385)	19,989	495,239

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
California Tax-Exempt	$11,760	$(433)	$11,327	$179,018
High Yield Municipal	29,088	(691)	28,397	493,778
Intermediate Tax-Exempt	94,315	(4,348)	89,967	2,964,738
Short-Intermediate Tax-Exempt	14,788	(909)	13,879	929,745
Tax-Exempt	48,782	(2,971)	45,811	1,450,826

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,745	$18,876	74	$802	(756)	$(8,156)	1,063	$11,522
California Intermediate Tax-Exempt	4,453	48,181	84	913	(3,655)	(39,537)	882	9,557
California Tax-Exempt	1,909	22,510	86	1,011	(1,057)	(12,451)	938	11,070
High Yield Municipal	11,155	111,076	103	912	(3,679)	(32,576)	7,579	79,412
Intermediate Tax-Exempt	37,634	403,509	185	1,982	(21,493)	(230,348)	16,326	175,143
Short-Intermediate Tax-Exempt	8,190	85,708	63	655	(11,286)	(117,715)	(3,033)	(31,352)
Tax-Exempt	31,805	344,482	239	2,582	(6,795)	(73,403)	25,249	273,661

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	3,375	$35,140	156	$1,626	(3,088)	$(32,024)	443	$4,742
California Intermediate Tax-Exempt	15,803	165,588	210	2,198	(16,537)	(172,517)	(524)	(4,731)
California Tax-Exempt	5,691	64,292	222	2,517	(6,288)	(71,032)	(375)	(4,223)
High Yield Municipal	20,367	174,663	211	1,808	(17,136)	(146,534)	3,442	29,937
Intermediate Tax-Exempt	114,298	1,182,134	666	6,898	(135,660)	(1,404,713)	(20,696)	(215,681)
Short-Intermediate Tax-Exempt	37,792	386,380	143	1,460	(34,203)	(349,813)	3,732	38,027
Tax-Exempt	58,943	612,489	561	5,847	(52,119)	(540,923)	7,385	77,413

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$10,375	$65,847	$73,803	$–	$–	$88	$2,419	2,419,107

California Intermediate Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio (Shares)	36,915	121,863	143,200	–	–	250	15,578	15,577,862

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SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
California Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$11,927	$95,741	$97,606	$–	$–	$160	$10,062	10,062,100
High Yield Municipal	Northern Institutional Funds – U.S. Government Portfolio (Shares)	6,986	115,599	110,394	–	–	130	12,191	12,191,478
Intermediate Tax-Exempt	Northern Institutional Funds – Municipal Portfolio (Shares)	125,000	–	–	–	–	854	125,000	125,000,000
	Northern Institutional Funds – U.S. Government Portfolio (Shares)	232,993	1,037,404	1,171,126	–	–	2,017	99,271	99,271,123
	Total	$357,993	$1,037,404	$1,171,126	$–	$–	$2,871	$224,271	224,271,123
Short-Intermediate Tax-Exempt	Northern Institutional Funds – Municipal Portfolio (Shares)	25,000	–	–	–	–	171	25,000	25,000,000
	Northern Institutional Funds – U.S. Government Portfolio (Shares)	14,312	347,775	344,024	–	–	318	18,063	18,063,324
	Total	$39,312	$347,775	$344,024	$–	$–	$489	$43,063	43,063,324

Tax-Exempt	Northern Institutional Funds – U.S. Government Portfolio (Shares)	91,486	570,843	505,569	–	–	1,431	156,760	156,760,146

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized

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NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 — Bank Borrowings.

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FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 – 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 105), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.46%	$1,000.00	$1,035.20	$2.35
Hypothetical	0.46%	$1,000.00	$1,022.76	$2.33

CALIFORNIA INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,032.50	$2.29
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,041.20	$2.30
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD MUNICIPAL
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.60%	$1,000.00	$1,049.50	$3.08
Hypothetical	0.60%	$1,000.00	$1,022.06	$3.04

INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,034.70	$2.30
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

SHORT-INTERMEDIATE TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,015.90	$2.27
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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FUND EXPENSES continued	SEPTEMBER 30, 2019 (UNAUDITED)

TAX-EXEMPT
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.45%	$1,000.00	$1,042.40	$2.30
Hypothetical	0.45%	$1,000.00	$1,022.81	$2.28

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and

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APPROVAL OF MANAGEMENT AGREEMENT continued

its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks; and the Funds’ three-year performance versus net expenses as calculated by Broadridge.

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, with the exception of:

•	the Tax-Exempt Fund, which was in the fourth quintile for the three-year period;
•	the Short-Intermediate Tax-Exempt Fund, which was in the fourth quintile for the three- and five-year periods; and
•	the High Yield Municipal Fund, which was in the fifth quintile for the one-, three- and five-year periods.

They also considered that all of the Funds underperformed against their respective benchmarks for the one-, three-, and five-year periods, except for the Arizona Tax-Exempt Fund, which outperformed its benchmark index for the one-year period, and the California Tax-Exempt Fund and California Intermediate Tax-Exempt Fund, which outperformed their respective benchmarks for the five-year period.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration Northern’s more risk averse investment strategies in comparison to their peers, which would impact Fund performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory for most Funds, and that Northern was taking appropriate steps to address the performance of any underperforming Funds.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as expense limitation reductions with respect to certain Funds. The Trustees also considered that, for those

TAX-EXEMPT FIXED INCOME FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FIXED INCOME FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Funds, the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted, with respect to the Funds, actual management fees were equal to or lower than the medians of their respective peer groups and universes, with the exception of the California Intermediate Tax-Exempt Fund and High Yield Municipal Fund, whose actual management fees were higher than the median of their respective expense group and universe and the Short- Intermediate Tax-Exempt Fund and Intermediate Tax-Exempt Fund, whose actual management fees were higher than the median of their respective expense universe, and their total expenses were in the first or second quintile of their respective expense peer group or universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Funds invested in the prior year.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Funds had breakpoints, thus ensuring that as these Funds grew, shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that the Intermediate Tax-Exempt Fund had the specified asset level as of January 31, 2019 at which one or more breakpoints on its management fees was triggered. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category and the net management fees of many of the Funds were below their respective Lipper group medians. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer

NORTHERN FUNDS SEMIANNUAL REPORT	113	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued	SEPTEMBER 30, 2019 (UNAUDITED)

agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

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TAX-EXEMPT FIXED INCOME FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	115	TAX-EXEMPT FIXED INCOME FUNDS

TAX-EXEMPT FIXED INCOME FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

TAX-EXEMPT FIXED INCOME FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

MANAGED BY

NORTHERN TRUST

MONEY MARKET FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

3	STATEMENTS OF OPERATIONS

4	STATEMENTS OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

9	SCHEDULES OF INVESTMENTS

9	MONEY MARKET FUND
Ticker Symbol: NORXX

15	MUNICIPAL MONEY MARKET FUND
Ticker Symbol: NOMXX

23	U.S. GOVERNMENT MONEY MARKET FUND
Ticker Symbol: NOGXX

27	U.S. GOVERNMENT SELECT MONEY MARKET FUND
Ticker Symbol: NOSXX

30	NOTES TO THE FINANCIAL STATEMENTS

37	FUND EXPENSES

38	APPROVAL OF MANAGEMENT AGREEMENT

44	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

You could lose money by investing in the Money Market Funds. Although each of the Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

The Money Market Fund and the Municipal Money Market Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands, except per share data	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
ASSETS:
Investments, at amortized cost, which approximates fair value	$507,661	$369,793	$8,580,626	$1,610,410
Repurchase agreements, at cost, which approximates fair value	44,000	–	6,131,006	1,008,336
Cash	835	5	35,710	–
Interest income receivable	1,094	872	23,083	4,316
Receivable for securities sold	–	–	6,861	–
Receivable for fund shares sold	192	148	2,689	4,516
Receivable from affiliates for expense reimbursements	2	2	29	7
Prepaid and other assets	4	4	59	12
Total Assets	553,788	370,824	14,780,063	2,627,597
LIABILITIES:
Cash overdraft	–	–	–	65
Payable for securities purchased	–	12,314	–	–
Payable for fund shares redeemed	27	–	44,896	–
Distributions payable to shareholders	944	314	22,034	4,033
Payable to affiliates:
Management fees	30	19	803	142
Custody fees	8	9	241	48
Transfer agent fees	19	12	474	85
Trustee fees	2	–	19	19
Accrued other liabilities	74	25	150	67
Total Liabilities	1,104	12,693	68,617	4,459
Net Assets	$552,684	$358,131	$14,711,446	$2,623,138
ANALYSIS OF NET ASSETS:
Capital stock	$552,727	$358,159	$14,711,208	$2,623,110
Distributable earnings	(43)	(28)	238	28
Net Assets	$552,684	$358,131	$14,711,446	$2,623,138
Shares Outstanding ($.0001 par value, unlimited authorization)	552,685	358,094	14,711,241	2,623,148
Net Asset Value, Redemption and Offering Price Per Share	$1.00	$1.00	$1.00	$1.00

See Notes to the Financial Statements.

MONEY MARKET FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands	MONEY MARKET FUND	MUNICIPAL MONEY MARKET FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND
INVESTMENT INCOME:
Interest income	$7,323	$3,261	$193,754	$35,975
Income from affiliates (Note 6)	–	–	21	–
Total Investment Income	7,323	3,261	193,775	35,975
EXPENSES:
Management fees	963	674	26,695	4,962
Custody fees	42	28	833	173
Transfer agent fees	48	33	1,313	243
Registration fees	14	12	33	20
Printing fees	6	6	67	23
Professional fees	21	21	103	41
Trustee fees	5	5	64	19
Other	13	12	60	20
Total Expenses	1,112	791	29,168	5,501
Less expenses contractually reimbursed by investment adviser	(83)	(69)	(751)	(188)
Less custodian credits	(2)	(2)	(13)	(23)
Net Expenses	1,027	720	28,404	5,290
Net Investment Income	6,296	2,541	165,371	30,685
NET REALIZED GAINS:
Net realized gains (losses) on:
Investments	2	39	51	11
Net Gains	2	39	51	11
Net Increase in Net Assets Resulting from Operations	$6,298	$2,580	$165,422	$30,696

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MONEY MARKET FUNDS

MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

	MONEY MARKET FUND		MUNICIPAL MONEY MARKET FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$6,296	$10,300	$2,541	$7,587	$165,371	$312,278	$30,685	$64,202
Net realized gains	2	3	39	–	51	261	11	45
Net Increase in Net Assets Resulting from Operations	6,298	10,303	2,580	7,587	165,422	312,539	30,696	64,247
CAPITAL SHARE TRANSACTIONS:(1)
Net increase (decrease) in net assets resulting from capital share transactions	(55,688)	272,351	(110,033)	(408,768)	(4,502,184)	3,217,513	(1,168,052)	13,112
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(55,688)	272,351	(110,033)	(408,768)	(4,502,184)	3,217,513	(1,168,052)	13,112
DISTRIBUTIONS PAID:
Distributable earnings	(6,296)	(10,303)	(2,542)	(7,589)	(165,371)	(312,392)	(30,686)	(64,226)
Total Distributions Paid	(6,296)	(10,303)	(2,542)	(7,589)	(165,371)	(312,392)	(30,686)	(64,226)
Total Increase (Decrease) in Net Assets	(55,686)	272,351	(109,995)	(408,770)	(4,502,133)	3,217,660	(1,168,042)	13,133
NET ASSETS:
Beginning of period	608,370	336,019	468,126	876,896	19,213,579	15,995,919	3,791,180	3,778,047
End of period	$552,684	$608,370	$358,131	$468,126	$14,711,446	$19,213,579	$2,623,138	$3,791,180

(1)	The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Net increase from payment by affiliate on affiliate transactions	–	–	–	– (3)	– (4)	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (5)	– (5)	– (5)
From net realized gains	–	–	–	– (6)	– (6)	–
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(7)	1.09%	2.05%	1.10%	0.42%	0.05%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$552,684	$608,370	$336,019	$164,606	$7,561,742	$8,844,593
Ratio to average net assets of:(8)
Expenses, net of reimbursements and credits(9)	0.35%	0.35%	0.29%	0.34%	0.26%	0.17%
Expenses, before reimbursements and credits	0.38%	0.38%	0.43%	0.37%	0.36%	0.39%
Net investment income, net of reimbursements and credits(9)	2.16%	2.05%	1.09%	0.22%	0.05%	0.01%
Net investment income (loss), before reimbursements and credits	2.13%	2.02%	0.95%	0.19%	(0.05)%	(0.21)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $136,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $8,190,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(5)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(6)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(7)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(8)	Annualized for periods less than one year.
(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MUNICIPAL MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.01	0.01	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)	–	–	–	0.01	– (2)	– (2)
Net increase from payment by affiliate on affiliate transactions	–	–	–	– (3)	–	–
Total from Investment Operations	0.01	0.01	0.01	0.01	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.01)	(0.01)	(0.01)	– (4)	– (4)
From net realized gains	–	–	–	– (5)	– (5)	– (5)
Total Distributions Paid	(0.01)	(0.01)	(0.01)	(0.01)	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(6)	0.62%	1.16%	0.79%	0.53%	0.02%	0.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$358,131	$468,126	$876,896	$203,856	$5,660,876	$6,273,372
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.35%	0.35%	0.22%	0.34%	0.09%	0.07%
Expenses, before reimbursements and credits	0.39%	0.37%	0.38%	0.37%	0.36%	0.39%
Net investment income, net of reimbursements and credits(8)	1.25%	1.14%	0.81%	0.11%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	1.21%	1.12%	0.65%	0.08%	(0.26)%	(0.31)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)

The Fund received a cash contribution from Northern Trust Corporation, the parent company of NTI, of approximately $91,000. The voluntary cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(5)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.
(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.
(8)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (3)	– (3)	– (3)
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	1.03%	1.79%	0.78%	0.12%	0.01%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$14,711,446	$19,213,579	$15,995,919	$16,481,941	$3,359,761	$1,763,668
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.35%	0.22%	0.09%
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.40%
Net investment income, net of reimbursements and credits(6)	2.05%	1.80%	0.77%	0.15%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.04%	1.79%	0.76%	0.14%	(0.13)%	(0.30)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.01	0.02	0.01	– (1)	– (1)	– (1)
Net realized and unrealized gains (losses)(2)	–	–	–	–	–	–
Total from Investment Operations	0.01	0.02	0.01	–	–	–
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)	(0.02)	(0.01)	– (3)	– (3)	– (3)
Total Distributions Paid	(0.01)	(0.02)	(0.01)	–	–	–
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	1.02%	1.79%	0.78%	0.15%	0.02%	0.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,623,138	$3,791,180	$3,778,047	$3,281,067	$3,887,950	$3,359,681
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.35%	0.35%	0.35%	0.35%	0.20%	0.09%
Expenses, before reimbursements and credits	0.37%	0.37%	0.37%	0.36%	0.36%	0.39%
Net investment income, net of reimbursements and credits(6)	2.05%	1.78%	0.80%	0.14%	0.01%	0.01%
Net investment income (loss), before reimbursements and credits	2.03%	1.76%	0.78%	0.13%	(0.15)%	(0.29)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 15.9%

ABS Other – 15.9%

Albion Capital Corp. S.A., 2.32%, 10/28/19	$6,000	$5,990

Albion Capital LLC, 2.41%, 10/9/19	5,000	4,997

Antalis S.A., 2.23%, 11/13/19	1,000	997

Barton Capital LLC, 2.38%, 10/8/19 (1)	5,000	4,998

Bennington Stark Capital Co. LLC, 2.26%, 11/4/19	3,000	2,994
2.22%, 11/12/19	4,000	3,990

Cedar Springs Capital Co. LLC, 2.38%, 10/2/19	5,000	5,000
2.35%, 10/18/19	2,000	1,998
2.31%, 11/4/19	4,500	4,490

Collateralized Commercial Paper Co. LLC, 2.12%, 2/10/20	4,000	3,969
2.64%, 5/18/20	5,000	4,917

Concord Minutemen Capital Co. LLC, Class A, 2.35%, 10/2/19 (1)	1,000	1,000
2.38%, 10/11/19 (1)	4,500	4,497
2.31%, 10/29/19 (1)	1,500	1,497
2.11%, 12/10/19 (1)	3,000	2,988

Crown Point Capital Co. LLC, 2.30%, 12/12/19	4,000	3,982
2.21%, 12/13/19	3,000	2,987
2.08%, 2/20/20	4,000	3,968

Kells Funding LLC, 2.02%, 2/25/20 (1)	5,000	4,959

LMA Americas LLC, 2.08%, 2/25/20	2,000	1,983

Matchpoint Finance PLC, 2.20%, 11/12/19	2,500	2,494

Ridgefield Funding Co. LLC, 2.33%, 10/30/19	3,000	2,994
2.06%, 2/21/20	5,000	4,960
2.06%, 3/17/20	2,500	2,476

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
ABS COMMERCIAL PAPER – 15.9% – continued

ABS Other – 15.9% – continued

Sheffield Receivables Co. LLC, 2.16%, 12/10/19 (1)	$3,000	$2,987
		88,112
Total ABS Commercial Paper
(Cost $88,112)		88,112

ASSET-BACKED SECURITIES – 0.1%

ABS Other – 0.1%

CNH Equipment Trust 2019-A, 2.75%, 2/28/20	786	786
Total Asset-Backed Securities
(Cost $786)		786

CERTIFICATES OF DEPOSIT – 35.1%

Banking – 34.9%

ABN AMRO Bank N.V., Amsterdam Branch, 2.60%, 10/1/19	4,000	4,000
2.33%, 11/12/19	4,000	4,000
2.25%, 1/24/20	3,000	3,000

Bank of Montreal, Chicago Branch, 2.34%, 10/9/19	5,000	5,000
(Floating, ICE LIBOR USD 3M + 0.06%), 2.36%, 10/17/19 (2)	2,000	2,000
2.20%, 11/6/19	6,000	6,000

Bank of Nova Scotia, Houston Branch, 2.08%, 3/17/20	3,000	3,000

BNP Paribas S.A., New York Branch, 2.03%, 3/6/20	3,000	3,000

Canadian Imperial Bank of Commerce, 2.00%, 9/14/20	4,000	4,000

Chiba Bank, Ltd., New York Branch 2.37%, 10/2/19	5,500	5,500
2.35%, 10/7/19	1,000	1,000
2.34%, 11/5/19	1,000	1,000
2.26%, 12/6/19	3,000	3,000

Commonwealth Bank of Australia, London, 2.65%, 4/30/20	4,000	4,000

Cooperatieve Rabobank U.A., London Branch, (Floating, ICE LIBOR USD 3M + 0.27%), 2.31%, 10/18/19 (3)	3,000	3,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.1% – continued

Banking – 34.9% – continued

Cooperatieve Rabobank U.A., New York Branch, 2.05%, 3/17/20	$2,000	$2,000

Credit Agricole S.A., London Branch, 2.25%, 1/29/20	5,000	5,000
2.04%, 3/10/20	2,000	2,000

Credit Industrial et Commercial, Paris Branch, 2.02%, 5/28/20	5,000	5,000

Credit Suisse A.G., New York Branch, 2.62%, 10/3/19	4,000	4,000
(Floating, ICE LIBOR USD 1M + 0.22%), 2.26%, 10/8/19 (2)	700	700
(Floating, ICE LIBOR USD 3M + 0.25%), 2.55%, 10/8/19 (2)	3,000	3,000

DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York, 2.07%, 3/4/20	3,500	3,500

DZ Bank A.G., London, 2.34%, 10/17/19	4,000	4,000
2.12%, 1/16/20	4,000	4,000

ING Bank N.V., Amsterdam Branch, 2.59%, 10/15/19	3,000	3,000

KBC Bank N.V., Brussels Branch, 2.30%, 10/22/19	5,000	5,000
2.18%, 11/18/19	3,000	3,000
2.16%, 11/27/19	3,000	3,000

Kookmin Bank, New York, 2.17%, 11/19/19	1,000	1,000

Korea Development Bank, New York Branch, 2.62%, 11/4/19	2,000	2,000
2.58%, 11/12/19	1,000	1,000

La Banque Postale 2.12%, 1/8/20	5,000	5,000

Mitsubishi UFJ Trust & Banking Corp., 2.34%, 11/12/19	2,500	2,500
2.11%, 12/27/19	2,500	2,500
2.18%, 2/7/20	1,000	1,000

Mizuho Bank Ltd., London Branch, 2.37%, 10/15/19	3,000	3,000

Mizuho Bank Ltd., New York Branch, 2.17%, 12/23/19	3,000	3,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.1% – continued

Banking – 34.9% – continued

MUFG Bank Ltd., New York Branch, 2.03%, 2/28/20	$3,500	$3,500

National Australia Bank Ltd., London Branch, (Floating, ICE LIBOR USD 3M + 0.10%), 2.20%, 12/30/19 (2)	3,000	3,000

Natixis S.A., New York Branch, 2.60%, 11/14/19	2,000	2,000
2.64%, 12/4/19	2,000	2,000

Royal Bank of Canada, New York Branch, (Floating, ICE LIBOR USD 3M + 0.21%), 2.34%, 12/10/19 (3)	3,000	3,000

Shizuoka Bank Ltd., New York Branch, 2.25%, 11/12/19	1,000	1,000
2.21%, 11/27/19	1,000	1,000
2.21%, 12/10/19	1,000	1,000

Skandinaviska Enskilda Banken AB, 2.60%, 11/7/19	1,000	1,001
2.00%, 3/2/20	5,000	5,000

Societe Generale, New York Branch, 2.65%, 2/3/20	4,000	4,000

Sumitomo Mitsui Banking Corp., New York Branch, (Floating, ICE LIBOR USD 1M + 0.13%), 2.18%, 10/11/19 (3)	4,000	4,000
(Floating, ICE LIBOR USD 1M + 0.12%), 2.16%, 10/21/19 (2)	4,500	4,500

Sumitomo Mitsui Trust Bank Ltd., London, 2.19%, 12/9/19	5,500	5,500

Svenska Handelsbanken AB, New York Branch, (Floating, ICE LIBOR USD 1M + 0.19%), 2.26%, 10/7/19 (2)	4,500	4,500
(Floating, ICE LIBOR USD 3M + 0.21%), 2.37%, 12/19/19 (3)	2,500	2,500

Toronto Dominion Bank, New York Branch, (Floating, ICE LIBOR USD 1M + 0.10%), 2.16%, 10/7/19 (2)	3,000	3,000
(Floating, ICE LIBOR USD 1M + 0.25%), 2.32%, 10/7/19 (2)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.13%), 2.47%, 10/15/19 (3)	3,000	3,000
2.25%, 12/3/19	4,500	4,500

See Notes to the Financial Statements.

MONEY MARKET FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CERTIFICATES OF DEPOSIT – 35.1% – continued

Banking – 34.9% – continued
2.30%, 12/16/19	$3,000	$3,000

Wells Fargo Bank N.A., (Floating, ICE LIBOR USD 3M + 0.18%), 2.48%, 10/15/19 (2)	3,500	3,500
(Floating, ICE LIBOR USD 3M + 0.15%), 2.45%, 10/17/19 (3)	3,000	3,000
(Floating, ICE LIBOR USD 3M + 0.23%), 2.38%, 11/25/19 (2)	3,000	3,000
		193,201

Foreign Agencies – 0.2%

Korea Development Bank, London Branch, 2.10%, 2/20/20	1,000	1,000
Total Certificates Of Deposit
(Cost $194,201)		194,201

COMMERCIAL PAPER – 9.5%

Banking – 7.5%

Commonwealth Bank of Australia, New York Branch, (Floating, ICE LIBOR USD 3M + 0.11%), 2.40%, 10/4/19 (1)(3)	3,000	3,000

DBS Bank Ltd., 2.57%, 10/2/19 (1)	6,000	6,000
2.59%, 10/9/19 (1)	5,000	4,997
2.06%, 2/7/20	2,000	1,985

National Australia Bank Ltd., 2.85%, 1/13/20	3,500	3,472

National Australia Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 3M + 0.19%), 2.33%, 12/11/19 (1)(3)	3,000	3,000

Oversea-Chinese Banking Corp. Ltd., (Floating, ICE LIBOR USD 3M + 0.11%), 2.29%, 11/7/19 (1)(2)	4,000	4,000

Oversea-Chinese Banking Corp., (Floating, ICE LIBOR USD 3M + 0.07%), 2.33%, 10/28/19 (1)(2)	3,000	3,000

Toronto Dominion Bank, New York Branch, (Floating, ICE LIBOR USD 1M + 0.10%), 2.19%, 10/3/19 (1)(2)	4,000	4,000

UBS A.G., London Branch, (Floating, ICE LIBOR USD 1M + 0.24%), 2.30%, 10/21/19 (1)(2)	4,000	4,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
COMMERCIAL PAPER – 9.5% – continued

Banking – 7.5% – continued

United Overseas Bank Ltd., 2.11%, 11/27/19	$4,000	$3,987
		41,441

Brokerage – 0.6%

JPMorgan Securities LLC, 2.63%, 4/21/20 (1)	3,000	2,956

Foreign Agencies – 0.7%

Dexia Credit Local S.A. 2.02%, 3/5/20	4,000	3,965

Foreign Local Government – 0.7%

NRW.BANK, 2.01%, 3/3/20 (1)	4,000	3,966
Total Commercial Paper
(Cost $52,328)		52,328

CORPORATE NOTES/BONDS – 2.2%

Banking – 0.7%

Credit Agricole CIB, New York, (Floating, ICE LIBOR USD 3M + 0.39%), 2.57%, 11/12/19 (2)	3,000	3,005

Mizuho Bank Ltd., New York Branch, (Floating, ICE LIBOR USD 3M + 0.40%), 2.53%, 11/27/19 (3)	1,000	1,000
		4,005

Finance Companies – 1.5%

Invesco Senior Income Trust, 2.10%, 10/8/19 (4)(5)	8,000	8,000
Total Corporate Notes/Bonds
(Cost $12,005)		12,005

EURODOLLAR TIME DEPOSITS – 13.6%

Banking – 13.6%

ABN AMRO Bank N.V., Amsterdam Branch, 2.00%, 10/1/19	4,000	4,000

Australia and New Zealand Banking Group, 2.12%, 10/31/19	8,000	8,000

Bank of Montreal, London Branch, 1.95%, 10/1/19	3,000	3,000

Bank of Nova Scotia, Toronto Branch, 1.97%, 10/1/19	15,000	15,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
EURODOLLAR TIME DEPOSITS – 13.6% – continued

Banking – 13.6% – continued

BNP Paribas S.A., Paris Branch, 2.00%, 10/1/19	$3,000	$3,000

Credit Industrial et Commercial, Paris Branch, 2.05%, 10/1/19	7,000	7,000

Royal Bank of Canada, Toronto Branch, 1.90%, 10/1/19	15,000	15,000

Zuercher Kantonalbank, Zurich Branch, 2.20%, 10/1/19	20,000	20,000
		75,000
Total Eurodollar Time Deposits
(Cost $75,000)		75,000

U.S. GOVERNMENT OBLIGATIONS – 5.6%

U.S. Treasury Bills – 4.7%

1.82%, 11/19/19 (6)	26,000	25,931

U.S. Treasury Floating Rate Notes – 0.9%

(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 2.13%, 10/1/19 (2)	5,000	4,998
Total U.S. Government Obligations
(Cost $30,929)		30,929

MUNICIPAL INVESTMENTS – 9.8%

California – 2.8%

Greentree Senior Apartments II Bonds, 2.08%, 10/8/19 (4)(5)	12,400	12,400

H.W. Hellmann Building L.P. Bonds, 2.08%, 10/8/19 (4)(5)	3,000	3,000
		15,400

Delaware – 1.0%

Capital Source 16 LLC Bonds, 2.24%, 10/8/19 (4)(5)	5,500	5,500

Florida – 2.8%

JP Morgan Chase Putters/Drivers Various States Revenue Bonds, Series T0024, For Halifax (JPMorgan Chase Bank N.A. LOC), 2.11%, 10/1/19 (1)(4)(5)	10,000	10,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 9.8% – continued

Florida – 2.8% – continued

Taxable Municipal Funding Trust Various States Taxable Floating Rate Certificates Revenue Bonds, Series 20 (Barclays Bank PLC LOC), 2.05%, 10/8/19 (1)(4)(5)	$5,400	$5,400
		15,400

New York – 1.8%

JP Morgan Chase Putters/Drivers Various States Revenue Bonds, Series T0009, 2.11%, 10/1/19 (1)(4)(5)	10,000	10,000

Washington – 1.4%

ASC Admiral Way LLC Bonds, 2.08%, 10/8/19 (4)(5)	8,000	8,000
Total Municipal Investments
(Cost $54,300)		54,300

Investments, at Amortized Cost
($507,661)		507,661

REPURCHASE AGREEMENTS – 8.0% (7)

Repurchase Agreements – 8.0%

Bank of America Securities, Inc., dated 9/30/19, repurchase price $10,018, 2.12%, 11/29/19	10,000	10,000

Citigroup Global Markets, Inc., dated 9/30/19, repurchase price $9,001, 2.37%, 10/1/19	9,000	9,000

Fixed Income Clearing Corp., dated 9/30/19, repurchase price $5,000, 2.35%, 10/1/19	5,000	5,000

HSBC Securities (USA), Inc., dated 9/30/19, repurchase price $7,000, 1.92%, 10/1/19	7,000	7,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 8.0% (7) – continued

Repurchase Agreements – 8.0% – continued

JPMorgan Securities LLC, dated 9/30/19, repurchase price $10,019, 2.27%, 1/3/20	$10,000	$10,000

JPMorgan Securities LLC, dated 9/30/19, repurchase price $3,005, 1.97%, 10/7/19	3,000	3,000
		44,000
Total Repurchase Agreements
(Cost $44,000)		44,000

Total Investments – 99.8%
(Cost $551,661)		551,661

Other Assets less Liabilities – 0.2%		1,023
NET ASSETS – 100.0%		$552,684

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Variable rate security. Rate as of September 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)

Variable rate security. Rate as of September 30, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(6)	Discount rate at the time of purchase.
(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
Corporate Bonds	$21,400	2.38% – 6.75%	9/17/20 – 9/30/69
GNMA	$9,270	3.50% – 5.00%	6/15/47 – 6/20/47
Investment Company	$11,000	0.00%	9/30/19
U.S. Treasury Notes	$5,105	3.13%	11/15/28
Total	$46,775

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

ABS – Asset-Backed Securities

CIB – Corporate and Investment Bank

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LOC – Letter of Credit

MMY – Money Market Yield

PLC – Public Limited Company

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	25.8%
2 – 15 DAYS	22.0
16 – 30 DAYS	7.5
31 – 60 DAYS	17.0
61 – 97 DAYS	9.0
98 – 180 DAYS	14.9
181 – 270 DAYS	3.1
271 – 366 DAYS	0.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MONEY MARKET FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Money Market Fund (1)	$–	$551,661	$–	$551,661

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3%

Arizona – 0.3%

Arizona State School District COPS TANS, 2.00%, 7/28/20	$1,000	$1,007

Colorado – 4.4%

Colorado State Educational Loan Program TRANS, Series A, 3.00%, 6/29/20	4,000	4,054

Colorado State General Fund TRANS, 5.00%, 6/26/20	6,600	6,782

Colorado State Health Facilities Authority Variable Revenue Bonds, Boulder Community Hospital Project (JPMorgan Chase Bank N.A. LOC), 1.62%, 10/8/19 (1)(2)	4,990	4,990
		15,826

Florida – 8.1%

City of Jacksonville Florida Health Care Facilities Variable Revenue Refunding Bonds, Baptist Health, 1.57%, 10/8/19 (1)(2)	3,000	3,000

Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Series K-1, Autumn Place Apartments (Suntrust Bank LOC), 1.60%, 10/8/19 (1)(2)	4,995	4,995

Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Series L, Hudson Ridge Apartments (JPMorgan Chase Bank N.A. LOC), (FHLB of San Francisco LOC), 1.63%, 10/8/19 (1)(2)	1,000	1,000

Florida State Housing Finance Corp. Variable Revenue Refunding Bonds, Maitland Apartments, (FHLMC LOC), 1.58%, 10/8/19 (1)(2)	1,000	1,000

Florida State Housing Financial Agency Adjustable Revenue Bonds, Multifamily Sun Pointe Cove Apartments (FNMA Insured), 1.58%, 10/8/19 (1)(2)	7,200	7,200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Florida – 8.1% – continued

Highlands County Health Facilities Authority Variable Revenue Bonds, Series A, Hospital Adventist Health System, 1.58%, 10/8/19 (1)(2)	$1,000	$1,000

Tender Option Bond Trust Floaters Revenue Bonds, Series 2018-BAML7001 (Bank of America N.A. LOC), 1.63%, 10/8/19 (1)(2)(3)	10,995	10,995
		29,190

Georgia – 0.8%

Savannah EDA Exempt Facility Variable Revenue Bonds (AMT), Consolidated Utilities Project (Branch Banking & Trust Co. LOC), 1.62%, 10/8/19 (1)(2)	2,890	2,890

Idaho – 1.1%

Idaho State G.O. Unlimited TANS, 3.00%, 6/30/20	2,500	2,531

Idaho State Housing & Finance Association MFH Variable Revenue Bonds, Series A, Traditions At Boise Apartments, (FHLMC LOC), 1.52%, 10/8/19 (1)(2)	1,390	1,390
		3,921

Illinois – 18.7%

Illinois State Development Finance Authority Adjustable Revenue Bonds, YMCA Metro Chicago Project (BMO Harris Bank N.A. LOC), 1.65%, 10/8/19 (1)(2)	1,500	1,500

Illinois State Development Finance Authority Variable Revenue Bonds, St. Ignatius College Project (PNC Bank N.A LOC), 1.60%, 10/8/19 (1)(2)	1,850	1,850

Illinois State Development Finance Authority Variable Revenue Bonds, Wheaton Academy Project (BMO Harris Bank N.A. LOC), 1.61%, 10/8/19 (1)(2)	8,300	8,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Illinois – 18.7% – continued

Illinois State Educational Facilities Authority Adjustable Revenue Bonds, Aurora University (Harris N.A. LOC), 1.60%, 10/8/19 (1)(2)	$6,500	$6,500

Illinois State Finance Authority Variable Revenue Bonds, Community Action Partnership (Citibank N.A. LOC), 1.61%, 10/8/19 (1)(2)	2,270	2,270

Illinois State Finance Authority Variable Revenue Bonds, Series A, Community Action Partnership (BMO Harris Bank N.A. LOC), 1.61%, 10/8/19 (1)(2)	2,945	2,945

Illinois State Finance Authority Variable Revenue Bonds, Series A, McKinley Foundation Project (Keybank N.A. LOC), 1.64%, 10/8/19 (1)(2)	1,270	1,270

Illinois State Finance Authority Variable Revenue Bonds, Series A-2, Northwestern Memorial Hospital, 1.58%, 10/8/19 (1)(2)	2,000	2,000

Illinois State Finance Authority Variable Revenue Bonds, Series D-2, University of Chicago Medical (PNC Bank N.A. LOC), 1.75%, 10/1/19 (1)(2)	1,500	1,500

Illinois State Finance Authority Variable Revenue Refunding Bonds, Hospital Sisters Services (Bank of Montreal LOC), 1.60%, 10/8/19 (1)(2)	3,200	3,200

Illinois State Health Facilities Authority Variable Revenue Refunding Bonds, Evanstop Hospital Corp., 1.62%, 10/8/19 (1)(2)	4,300	4,300

Quad Cities Regional EDA Adjustable Revenue Bonds, Augustana College (Harris N.A.LOC), 1.58%, 10/8/19 (1)(2)	100	100

RBC Municipal Products, Inc. Trust Floaters Revenue Notes, Series 2017-E-100 (AGM Insured), 1.61%, 10/8/19 (1)(2)(3)	14,800	14,800

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Illinois – 18.7% – continued

Tender Option Bond Trust Receipts/Certificates Various States Floaters Revenue Bonds, Series 2018-XF253, 1.61%, 10/8/19 (1)(2)(3)	$6,400	$6,400

Tender Option Bond Trust Receipts/Certificates Various States Floaters Special TRB, Series 2017-XG0108 (Barclays Bank PLC LOC), 1.76%, 10/8/19 (1)(2)(3)	10,000	10,000
		66,935

Indiana – 0.5%

Indiana State Finance Authority Health System Variable Revenue Refunding Bonds, Series J, Sisters of St. Francis (Barclays Bank PLC LOC), 1.77%, 10/1/19 (1)(2)	1,500	1,500

Indianapolis MFH Variable Revenue Bonds, Capital Place Covington (FNMA LOC), 1.64%, 10/8/19 (1)(2)	200	200
		1,700

Iowa – 1.8%

Iowa State Finance Authority Community Variable Revenue Bonds, Series B, Wesley Retirement Services (Bank of America N.A. LOC), 1.59%, 10/8/19 (1)(2)	1,800	1,800

Iowa State Finance Authority Variable Revenue Bonds, Wesley Retirement Services (Bank of America N.A. LOC), 1.59%, 10/8/19 (1)(2)	1,020	1,020

Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492, 1.61%, 10/8/19 (1)(2)(3)	3,750	3,750
		6,570

Kansas – 2.6%

University of Kansas Hospital Authority Health Facilities Variable Revenue Bonds, KU Health System (U.S. Bank N.A. LOC), (U.S. Bank N.A. LOC), 1.74%, 10/1/19 (1)(2)	3,175	3,175

See Notes to the Financial Statements.

MONEY MARKET FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Kansas – 2.6% – continued

Wichita G.O. Unlimited Temporary Notes, Series 296, 3.00%, 10/15/19	$6,000	$6,003
		9,178

Kentucky – 0.6%

Kentucky State Rural Water Finance Corp. Public Project Construction Revenue Notes, Series E-2018-1, 1.55%, 3/1/20	1,000	1,000

Lexington-Fayette Urban County Government Variable Revenue Refunding Bonds, Eastland Parkway (Traditional Bank Inc. LOC), 1.88%, 10/8/19 (1)(2)	1,010	1,010
		2,010

Louisiana – 0.3%

Louisiana State Public Facilities Authority Variable Revenue Refunding Bonds, Multifamily Kingston Village Apartments (FNMA Insured) (FNMA LOC), 1.64%, 10/8/19 (1)(2)	1,000	1,000

Maryland – 1.6%

Baltimore County G.O. Unlimited BANS, 4.00%, 3/19/20	2,000	2,021

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Mercey Ridge (Manufacturers & Traders LOC), 1.58%, 10/8/19 (1)(2)	290	290

Maryland State Health & Higher Educational Facilities Authority Variable Revenue Bonds, Odenton Christian School (PNC Bank N.A. LOC), 1.58%, 10/8/19 (1)(2)	3,535	3,535
		5,846

Massachusetts – 1.2%

Massachusetts State Development Finance Agency Mass Credit Revenue Bonds, Series A, Wilber School Apartments (Bank of America N.A. LOC), (FHLB of Atlanta LOC), 1.63%, 10/8/19 (1)(2)	500	500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Massachusetts – 1.2% – continued

Massachusetts State Housing Finance Agency Variable Revenue Bonds, Princeton Westford Project (Bank of America N.A. LOC), 1.61%, 10/8/19 (1)(2)	$3,865	$3,865
		4,365

Michigan – 1.1%

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding), 4.00%, 8/20/20	1,000	1,024

Michigan State Finance Authority Revenue Notes, Series A-2 (State Aid Withholding) (JP Morgan Chase N.A. LOC), 2.00%, 8/20/20	1,000	1,006

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds, Kroger Recovery Zone (The Bank of Tokyo-Mitsubishi UFJ. Ltd. LOC), 1.62%, 10/8/19 (1)(2)	1,800	1,800
		3,830

Minnesota – 2.9%

City of Eden Prairie Minnesota MFH Variable Revenue Refunding Bonds, Eden Glen Apartments Project (Bridgewater Bank LOC), 1.71%, 10/8/19 (1)(2)	1,105	1,105

Minnetonka MFH Variable Revenue Bonds, Minnetonka Hills Apartment (FNMA LOC), 1.67%, 10/8/19 (1)(2)	295	295

Minnetonka MFH Variable Revenue Bonds, Series B, Tonka Creek Project (Bridgewater Bank LOC), 1.66%, 10/8/19 (1)(2)	3,410	3,410

Owatonna City Housing Variable Revenue Refunding Bonds, Series A, Second Century Project (Bridgewater Bank LOC), 1.69%, 10/8/19 (1)(2)	1,890	1,890

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Minnesota – 2.9% – continued

Saint Louis Park MFH Variable Revenue Bonds, Shoreham Project (Bridgewater Bank LOC), 1.66%, 10/8/19 (1)(2)	$3,700	$3,700
		10,400

Mississippi – 4.8%

Jackson County Port Facility Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 1.77%, 10/1/19 (1)(2)	5,000	5,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series B, Chevron U.S.A., Inc., 1.77%, 10/1/19 (1)(2)	1,000	1,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series D, Chevron U.S.A., Inc., 1.77%, 10/1/19 (1)(2)	5,500	5,500

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series I, Chevron U.S.A., Inc., 1.77%, 10/1/19 (1)(2)	2,000	2,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series K, Chevron U.S.A., Inc., 1.77%, 10/1/19 (1)(2)	2,000	2,000

Mississippi State Business Finance Commission Gulf Opportunity Zone Variable Revenue Bonds, Series L, Chevron U.S.A., Inc., 1.77%, 10/1/19 (1)(2)	1,800	1,800
		17,300

Missouri – 3.3%

Bridgeton IDA Variable Revenue Bonds, Stolze Printing Project (Carrollton Bank LOC), 1.64%, 10/8/19 (1)(2)	1,900	1,900

Platte County IDA Adjustable Revenue Refunding Bonds, Housing Wexford Project (FHLMC LOC), 1.63%, 10/8/19 (1)(2)	4,975	4,975

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Missouri – 3.3% – continued

Saint Charles County IDA Variable Revenue Refunding Bonds, Casalon Apartments Project (FNMA LOC), 1.58%, 10/8/19 (1)(2)	$5,020	$5,020
		11,895

Nebraska – 1.1%

Omaha Public Power District Bonds, 1.50%, 10/10/19	4,000	4,000

New York – 2.5%

Battery Park City Authority Variable Revenue Refunding Junior Bonds, Series D-1, 1.57%, 10/8/19 (1)(2)	4,500	4,500

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series DD-1, Second Generation Resolution, 1.77%, 10/1/19 (1)(2)	3,400	3,400

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Series F-1, 2.00%, 10/1/19 (1)(2)	1,000	1,000
		8,900

Ohio – 0.6%

Ohio State Higher Educational Facility Revenue Bonds, Cleveland Clinic Health System, 1.78%, 10/1/19 (1)(2)	2,250	2,250

Oregon – 0.2%

Oregon State Facilities Authority Variable Revenue Bonds, Series A, Quatama Crossing Housing (FNMA LOC), 1.64%, 10/8/19 (1)(2)	700	700

Pennsylvania – 2.3%

Lancaster County Hospital Authority Variable Revenue Bonds, Series D, Masonic Homes Project (JPMorgan Chase Bank N.A. LOC), 1.76%, 10/1/19 (1)(2)	3,100	3,100

See Notes to the Financial Statements.

MONEY MARKET FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Pennsylvania – 2.3% – continued

RBC Municipal Products, Inc. Trust Revenue Bonds, Series E-101, Floater Certificates (Royal Bank of Canada LOC), 1.61%, 10/8/19 (1)(2)	$5,000	$5,000
		8,100

South Carolina – 4.5%

Charleston County School District G.O. Unlimited BANS, Series A (SCSDE Insured), 2.50%, 11/15/19	7,000	7,008

Greenville County School District G.O. Limited Notes, Series C (SCSDE Insured), 4.00%, 6/1/20	2,900	2,954

South Carolina Public Service Bonds, 1.42%, 11/5/19	6,000	6,000
		15,962

South Dakota – 0.7%

South Dakota State Housing Development Authority MFH Variable Revenue Bonds, Country Meadows Apartments Project, 1.58%, 10/8/19 (1)(2)	2,500	2,500

Tennessee – 4.4%

Blount County Tennessee Building Authority Variable Local Government Public Improvement Revenue Bonds, Series E-6-A (County Gtd.) (Branch Banking & Trust Co. LOC), 1.59%, 10/8/19 (1)(2)	955	955

Blount County Tennessee Building Authority Variable Local Government Public Improvement Revenue Bonds, Series E-7-A (County Gtd.) (Branch Banking & Trust Co. LOC), 1.59%, 10/8/19 (1)(2)	2,080	2,080

Knox County Health & Educational Facilities Board Variable Revenue Bonds, Johnson Bible College Project (Home Federal Bank LOC), 1.60%, 10/8/19 (1)(2)	3,700	3,700

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Tennessee – 4.4% – continued

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series 6-A1 (County Gtd.), 1.59%, 10/8/19 (1)(2)	$5,840	$5,840

Sevier County Public Building Authority Local Government Public Improvement Variable Revenue Bonds, Series V-B-1 (Branch Banking & Trust Co. LOC), 1.59%, 10/8/19 (1)(2)	2,795	2,795

Shelby County Health Educational &Housing Facilities Board Variable Revenue Bonds, Methodist Le Bonheur (AGM Insured), 1.75%, 10/1/19 (1)(2)	300	300
		15,670

Texas – 24.9%

Bexar County HFA Variable Revenue Refunding Bonds, Altamonte Apartments Project (FNMA LOC), 1.63%, 10/8/19 (1)(2)	3,100	3,100

Bexar County Housing Finance Corp. Variable Revenue Refunding Bonds, Palisades Park Apartments Project, 1.66%, 10/8/19 (1)(2)	3,165	3,165

Brazos Harbor Industrial Development Corp. Variable Revenue Refunding Bonds, BASF Corp. Project, 1.60%, 10/8/19 (1)(2)	2,400	2,400

Gulf Coast IDA Variable Revenue Bonds, Exxon Mobil Project, 1.75%, 10/1/19 (1)(2)	3,800	3,800

Harris County Hospital District Variable Revenue Refunding Bonds, Senior Lien (JPMorgan Chase Bank N.A. LOC), 1.62%, 10/8/19 (1)(2)	4,305	4,305

Houston Bonds (Barclays Bank PLC), 1.50%, 10/23/19	7,000	7,000

Houston Revenue TRANS, 3.00%, 6/26/20	3,000	3,041

JP Morgan Chase Putters/Drivers Various States Revenue Bonds, Series 5018, For Harris (JPMorgan Chase Bank N.A. LOC), 1.78%, 10/1/19 (1)(2)(3)	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Texas – 24.9% – continued

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Series A, Exxon Mobil Project, 1.77%, 10/1/19 (1)(2)	$4,245	$4,245

Lower Neches Valley Authority Industrial Development Corp. Variable Revenue Refunding Bonds, Subseries B-2 (AMT), 1.80%, 10/1/19 (1)(2)	3,900	3,900

Mesquite Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.), 1.65%, 10/8/19 (1)(2)	2,160	2,160

Northwest Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.), 1.64%, 10/8/19 (1)(2)	500	500

Port of Arthur Navigation District Industrial Development Corp. Variable Revenue Bonds, Total Petrochemicals, 1.60%, 10/8/19 (1)(2)	10,000	10,000
1.60%, 10/8/19 (1)(2)	3,600	3,600

Port of Arthur Navigation District Industrial Development Corp. Variable Revenue Bonds, Total Petrochemicals, Series A, 1.60%, 10/8/19 (1)(2)	5,000	5,000

RIB Floater Trust Revenue Bonds, Series 2019-10, Floater Certificates (Barclays Bank PLC LOC), 1.73%, 10/8/19 (1)(2)(3)	5,000	5,000

San Antonio Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Artisan San Pedro Apartments (FHLMC LOC), 1.58%, 10/8/19 (1)(2)	5,200	5,200

Tarrant County Cultural Education Facilities Finance Corp. Hospital Variable Revenue Refunding Bonds, Methodist Hospitals Dallas (TD Bank LOC), 1.82%, 10/1/19 (1)(2)	1,300	1,300

Texas State TRANS, 4.00%, 8/27/20	13,200	13,518

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Texas – 24.9% – continued

University of Texas Permian Basin Bonds, 1.45%, 11/4/19	$5,000	$5,000

University of Texas System Bonds, 1.29%, 5/26/20	1,000	1,000
		89,234

Virginia – 0.4%

Fairfax County EDA Health Care Facilities Variable Revenue Bonds, Capital Hospice Project (Branch Banking & Trust Co. LOC), 1.62%, 10/8/19 (1)(2)	1,455	1,455

Washington – 0.8%

Washington State Higher Education Facilities Authority Variable Revenue Bonds, Whitman College Project, 1.59%, 10/8/19 (1)(2)	3,005	3,005

Wisconsin – 2.5%

PMA Levy & Aid Anticipation Notes Program Revenue Participation Notes, Series A, 3.00%, 2/20/20	1,200	1,207
3.00%, 7/22/20	3,115	3,152

Sun Prairie Development Variable Revenue Bonds, YMCA Dane County Project (U.S. Bank N.A. LOC), 1.58%, 10/8/19 (1)(2)	4,495	4,495
		8,854

Wyoming – 1.7%

Uinta County Pollution Control Adjustable Revenue Refunding Bonds, Chevron U.S.A., Inc. Project, 1.77%, 10/1/19 (1)(2)	1,050	1,050

Wyoming State Community Development Authority Housing Variable Revenue Bonds, Series 4, 1.55%, 10/8/19 (1)(2)	5,000	5,000
		6,050

Municipal States Pooled Securities – 2.6%

Blackrock Muniyield Quality Fund III, Inc. Tax Exempt Preferred Bonds (AMT), 1.73%, 10/8/19 (1)(2)(3)	5,000	5,000

See Notes to the Financial Statements.

MONEY MARKET FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
MUNICIPAL INVESTMENTS – 103.3% – continued

Municipal States Pooled Securities – 2.6% – continued

Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492, 1.61%, 10/8/19 (1)(2)(3)	$4,250	$4,250
		9,250
Total Municipal Investments
(Cost $369,793)		369,793

Total Investments – 103.3%
(Cost $369,793)		369,793

Liabilities less Other Assets – (3.3%)		(11,662)
NET ASSETS – 100.0%		$358,131

(1)

Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(2)

Variable rate security. Rate as of September 30, 2019 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.

(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined in accordance with procedures established by the Board of Trustees of Northern Funds.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM – Assured Guaranty Municipal Corporation

AMT – Alternative Minimum Tax

BANS – Bond Anticipation Notes

COPS – Certificates of Participation

EDA – Economic Development Authority

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

G.O. – General Obligation

Gtd. – Guaranteed

HFA – Housing Finance Authority

IDA – Industrial Development Authority

IDB – Industrial Development Board

LOC – Letter of Credit

MFH – Multi-Family Housing

PCR – Pollution Control Revenue

PLC – Public Limited Company

PSF – Permanent School Fund

SCSDE – South Carolina State Department of Education

TANS – Tax Anticipation Notes

TRANS – Tax and Revenue Anticipation Notes

TRB – Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Hospital	14.1%
Housing	16.1
IDB & PCR	9.8
Miscellaneous Revenues	5.2
School	12.4
State	9.1
University	8.3
All other sectors less than 5%	25.0

Total	100.0%

At September 30, 2019, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	13.7%
2 – 15 DAYS	67.4
16 – 30 DAYS	1.9
31 – 60 DAYS	5.0
98 – 180 DAYS	1.2
181 – 270 DAYS	3.7
271 – 366 DAYS	7.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by Municipal Money Market Fund (1)	$–	$369,793	$–	$369,793

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.4% (1)

Federal Farm Credit Bank – 11.5%

FFCB Discount Notes 2.51%, 10/4/19 (2)	$25,000	$24,995
2.71%, 10/15/19 (2)	25,000	24,974
2.72%, 10/28/19 (2)	15,000	14,970
2.73%, 10/31/19 (2)	4,000	3,991
2.64%, 11/18/19 (2)	48,000	47,833
2.74%, 11/20/19 (2)	20,000	19,925
2.17%, 1/15/20 (2)	30,000	29,811
2.06%, 2/26/20 (2)	10,000	9,916
2.06%, 3/11/20 (2)	10,000	9,909
2.04%, 4/7/20 (2)	15,000	14,842
2.06%, 4/22/20 (2)	20,000	19,770
2.09%, 6/2/20 (2)	20,000	19,720
1.91%, 7/22/20 (2)	20,000	19,692
1.91%, 8/10/20 (2)	25,000	24,590
1.90%, 9/1/20 (2)	15,000	14,738
1.89%, 9/15/20 (2)	35,000	34,364

FFCB Notes (Floating, U.S. Federal Funds + 0.03%), 1.88%, 10/1/19 (3)	55,000	54,999
(Floating, U.S. SOFR + 0.07%), 1.89%, 10/1/19 (3)	20,000	20,000
(Floating, U.S. Federal Funds + 0.10%), 1.93%, 10/1/19 (3)	135,000	134,988
(Floating, U.S. Federal Funds + 0.13%), 1.96%, 10/1/19 (3)	55,000	55,000
(Floating, U.S. SOFR + 0.14%), 1.96%, 10/1/19 (3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.15%), 1.98%, 10/1/19 (3)	20,000	19,998
(Floating, ICE LIBOR USD 3M - 0.14%), 2.18%, 10/1/19 (3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.02%, 10/2/19 (3)	80,000	79,999
(Floating, ICE LIBOR USD 1M - 0.06%), 2.04%, 10/2/19 (3)	40,000	40,000
(Floating, ICE LIBOR USD 1M - 0.05%), 2.01%, 10/7/19 (3)	55,000	55,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.01%, 10/7/19 (3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.96%, 10/14/19 (3)	130,000	129,998
(Floating, ICE LIBOR USD 1M + 0.00%), 2.03%, 10/14/19 (3)	65,000	65,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.00%, 10/15/19 (3)	110,000	109,999

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.4% (1) – continued

Federal Farm Credit Bank – 11.5% – continued
(Floating, ICE LIBOR USD 1M - 0.04%), 2.01%, 10/21/19 (3)	$85,000	$85,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.01%, 10/21/19 (3)	175,000	174,983
(Floating, ICE LIBOR USD 1M - 0.07%), 1.98%, 10/23/19 (3)	30,000	30,000
(Floating, ICE LIBOR USD 1M + 0.08%), 2.12%, 10/30/19 (3)	45,000	44,998
(Floating, ICE LIBOR USD 3M - 0.14%), 2.04%, 11/13/19 (3)	60,000	60,000
(Floating, ICE LIBOR USD 3M - 0.14%), 1.96%, 12/27/19 (3)	15,000	15,000
		1,694,002

Federal Home Loan Bank – 18.7%

FHLB Bonds 1.50%, 10/21/19	57,700	57,661
2.24%, 10/25/19	175,000	175,000
2.06%, 1/24/20	150,000	149,981
2.63%, 5/28/20	40,000	40,109
1.93%, 6/16/20	90,000	90,000
1.94%, 6/16/20	95,000	95,000
1.95%, 6/17/20	45,000	45,000

FHLB Discount Notes 1.99%, 10/11/19 (2)	38,000	37,978
2.49%, 10/11/19 (2)	15,000	14,990
1.97%, 10/15/19 (2)	80,000	79,934
1.86%, 10/28/19 (2)	100,000	99,848
1.88%, 11/19/19 (2)	40,000	39,894
2.29%, 12/4/19 (2)	60,000	59,758
1.94%, 12/6/19 (2)	80,000	79,716
1.96%, 12/18/19 (2)	60,000	59,749
2.04%, 1/22/20 (2)	30,000	29,809
1.87%, 3/20/20 (2)	90,000	89,209

FHLB Notes (Floating, U.S. SOFR + 0.01%), 1.83%, 10/1/19 (3)	180,000	180,000
(Floating, U.S. SOFR + 0.02%), 1.84%, 10/1/19 (3)	75,000	75,000
(Floating, U.S. SOFR + 0.03%), 1.85%, 10/1/19 (3)	145,000	145,000
(Floating, U.S. SOFR + 0.05%), 1.87%, 10/1/19 (3)	105,000	105,000
(Floating, U.S. SOFR + 0.06%), 1.88%, 10/1/19 (3)	45,000	45,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 34.4% (1) – continued

Federal Home Loan Bank – 18.7% – continued
(Floating, U.S. SOFR + 0.07%), 1.89%, 10/1/19 (3)	$96,000	$96,000
(Floating, U.S. SOFR + 0.08%), 1.90%, 10/1/19 (3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 1.92%, 10/1/19 (3)	30,000	30,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.08%, 10/7/19 (3)	100,000	100,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.99%, 10/21/19 (3)	170,000	170,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.99%, 10/28/19 (3)	175,000	175,000
(Floating, ICE LIBOR USD 3M - 0.12%), 1.99%, 12/6/19 (4)	155,000	155,000
(Floating, ICE LIBOR USD 3M - 0.21%), 1.90%, 12/25/19 (3)	205,000	205,000
		2,749,636

Federal Home Loan Mortgage Corporation – 3.8%

FHLMC Bonds 1.38%, 5/1/20	60,000	59,708

FHLMC Discount Notes 2.17%, 11/13/19 (2)	150,000	149,615

FHLMC Notes (Floating, U.S. SOFR + 0.02%), 1.84%, 10/1/19 (3)	185,000	185,000
(Floating, U.S. SOFR + 0.03%), 1.85%, 10/1/19 (3)	165,000	165,000
		559,323

Federal National Mortgage Association – 0.4%

FNMA Bonds 1.00%, 10/24/19	40,000	39,961

FNMA Notes (Floating, U.S. SOFR + 0.10%), 1.92%, 10/1/19 (3)	25,000	25,000
		64,961
Total U.S. Government Agencies
(Cost $5,067,922)		5,067,922

U.S. GOVERNMENT OBLIGATIONS – 23.9%

U.S. Treasury Bills – 4.3%
2.24%, 12/5/19 (2)	120,000	119,512
2.14%, 12/12/19 (2)	85,000	84,636
2.15%, 12/12/19 (2)	60,000	59,742
2.16%, 12/12/19 (2)	45,000	44,807

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 23.9% – continued

U.S. Treasury Bills – 4.3% – continued
2.47%, 1/2/20 (2)	$70,000	$69,558
2.48%, 1/2/20 (2)	30,000	29,811
2.06%, 1/9/20 (2)	60,000	59,655
2.48%, 1/30/20 (2)	25,000	24,794
1.90%, 3/19/20 (2)	50,000	49,554
2.40%, 3/26/20 (2)	40,000	39,526
1.82%, 8/13/20 (2)	50,000	49,207
		630,802

U.S. Treasury Bonds – 0.7%
1.63%, 6/30/20	55,000	54,796
2.63%, 8/15/20	45,000	45,322
		100,118

U.S. Treasury Floating Rate Notes – 2.8%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.96%, 10/1/19 (3)	100,000	99,992
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 2.03%, 10/1/19 (3)	70,000	69,906
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 2.13%, 10/1/19 (3)	245,000	244,932
		414,830

U.S. Treasury Notes – 16.1%
1.00%, 10/15/19	75,000	74,952
1.50%, 10/31/19	180,000	179,842
3.38%, 11/15/19	145,000	145,123
1.50%, 11/30/19	100,000	99,831
1.63%, 12/31/19	235,000	234,387
1.38%, 1/15/20	80,000	79,733
1.38%, 1/31/20	100,000	99,754
2.00%, 1/31/20	100,000	99,984
3.63%, 2/15/20	515,000	516,867
1.38%, 3/31/20	120,000	119,406
2.25%, 3/31/20	130,000	130,078
2.38%, 4/30/20	100,000	100,194
2.50%, 5/31/20	170,000	170,687
1.63%, 7/31/20	65,000	64,917
2.63%, 7/31/20	145,000	145,999

See Notes to the Financial Statements.

MONEY MARKET FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS – 23.9% – continued

U.S. Treasury Notes – 16.1% – continued
1.38%, 8/31/20	$55,000	$54,783
2.75%, 9/30/20	50,000	50,417
		2,366,954
Total U.S. Government Obligations
(Cost $3,512,704)		3,512,704

Investments, at Amortized Cost
($8,580,626)		8,580,626

REPURCHASE AGREEMENTS – 41.7%

Joint Repurchase Agreements – 0.2% (5)(6)

Bank of America Securities LLC, dated 9/30/19, repurchase price $13,241, 2.09%, 10/7/19	13,236	13,236

Societe Generale, New York Branch, dated 9/30/19, repurchase price $13,242, 2.35%, 10/7/19	13,236	13,236
		26,472

Repurchase Agreements – 41.5% (7)

BNP Paribas S.A., dated 9/25/19, repurchase price $350,586, 2.01%, 10/25/19	350,000	350,000

BNY Mellon Capital Markets LLC, dated 9/30/19, repurchase price $900,059, 2.37%, 10/1/19	900,000	900,000

Citigroup Global Markets, Inc., dated 9/30/19, repurchase price $179,546, 2.35%, 10/1/19	179,534	179,534

Fixed Income Clearing Corp., dated 9/30/19, repurchase price $825,054, 2.35%, 10/1/19	825,000	825,000

JPMorgan Securities LLC, dated 9/30/19, repurchase price $150,263, 1.87%, 1/3/20	150,000	150,000

NatWest Markets PLC, dated 9/25/19, repurchase price $250,105, 2.16%, 10/2/19	250,000	250,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 41.7% – continued

Repurchase Agreements – 41.5% (7) – continued

NatWest Markets PLC, dated 9/25/19, repurchase price $750,314, 2.15%, 10/2/19	$750,000	$750,000

Nomura Securities International, Inc., dated 9/30/19, repurchase price $1,700,111, 2.36%, 10/1/19	1,700,000	1,700,000

Royal Bank of Canada, New York Branch, dated 9/26/19, repurchase price $1,000,373, 1.92%, 10/3/19	1,000,000	1,000,000
		6,104,534
Total Repurchase Agreements
(Cost $6,131,006)		6,131,006

Total Investments – 100.0%
(Cost $14,711,632)		14,711,632

Liabilities less Other Assets – (0.0%)		(186)
NET ASSETS – 100.0%		$14,711,446

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$13,414	0.75%	2/15/45
U.S. Treasury Notes	$13,465	0.63%	7/15/21
Total	$26,879

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$126,013	0.00% – 5.38%	10/3/19 – 9/13/24
FHLMC	$852,935	1.75% – 8.00%	12/1/19 – 9/1/49
FNMA	$1,664,296	0.00% – 7.00%	10/9/19 – 2/1/57
GNMA	$213,616	2.50% – 7.00%	7/15/24 – 8/20/49
U.S. Treasury Bills	$140,558	0.00%	10/3/19 – 4/23/20
U.S. Treasury Bonds	$617,896	0.00% – 6.50%	11/15/19 – 5/15/49
U.S. Treasury Notes	$2,634,650	0.13% – 3.13%	1/31/20 – 8/15/29
Total	$6,249,964

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	38.4%
2 – 15 DAYS	19.8
16 – 30 DAYS	9.6
31 – 60 DAYS	4.4
61 – 97 DAYS	9.0
98 – 180 DAYS	8.8
181 – 270 DAYS	6.2
271 – 366 DAYS	3.8

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Money Market Fund (1)	$–	$14,711,632	$–	$14,711,632

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MONEY MARKET FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.5% (1)

Federal Farm Credit Bank – 15.5%

FFCB Discount Notes 1.72%, 10/1/19 (2)	$30,000	$30,000
2.71%, 10/15/19 (2)	5,000	4,995
2.72%, 10/28/19 (2)	5,000	4,990
2.73%, 10/31/19 (2)	1,000	998
2.74%, 11/20/19 (2)	5,000	4,981
2.03%, 11/26/19 (2)	10,000	9,967
2.19%, 11/26/19 (2)	25,000	24,918
2.06%, 2/26/20 (2)	2,000	1,983
2.06%, 3/11/20 (2)	2,000	1,982
2.04%, 4/7/20 (2)	3,000	2,968
2.06%, 4/22/20 (2)	3,000	2,965
1.91%, 7/22/20 (2)	5,000	4,923
1.91%, 8/10/20 (2)	4,000	3,934
1.90%, 9/1/20 (2)	3,000	2,948
1.89%, 9/15/20 (2)	5,000	4,909

FFCB Notes (Floating, U.S. Federal Funds - 0.01%), 1.82%, 10/1/19 (3)	3,000	3,000
(Floating, U.S. Federal Funds + 0.03%), 1.88%, 10/1/19 (3)	15,000	15,000
(Floating, U.S. SOFR + 0.07%), 1.89%, 10/1/19 (3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.10%), 1.93%, 10/1/19 (3)	25,000	24,998
(Floating, U.S. Federal Funds + 0.13%), 1.96%, 10/1/19 (3)	25,000	25,000
(Floating, U.S. SOFR + 0.14%), 1.96%, 10/1/19 (3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.14%), 1.97%, 10/1/19 (3)	10,000	10,004
(Floating, U.S. Federal Funds + 0.15%), 1.98%, 10/1/19 (3)	5,000	4,999
(Floating, ICE LIBOR USD 3M - 0.14%), 2.18%, 10/1/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.09%), 2.02%, 10/2/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.06%), 2.04%, 10/2/19 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.01%, 10/7/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.98%, 10/11/19 (3)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.96%, 10/14/19 (3)	30,000	30,000

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.5% (1) – continued

Federal Farm Credit Bank – 15.5% – continued
(Floating, ICE LIBOR USD 1M + 0.00%), 2.03%, 10/14/19 (3)	$10,000	$10,000
(Floating, ICE LIBOR USD 1M - 0.03%), 2.00%, 10/15/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.04%), 2.01%, 10/21/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.07%), 1.98%, 10/23/19 (3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.08%), 1.94%, 10/25/19 (4)	24,000	24,000
(Floating, ICE LIBOR USD 1M + 0.08%), 2.12%, 10/30/19 (3)	8,000	8,000
(Floating, ICE LIBOR USD 3M - 0.14%), 2.04%, 11/13/19 (3)	15,000	15,000
(Floating, ICE LIBOR USD 3M - 0.14%), 1.96%, 12/27/19 (3)	5,000	5,000
		407,462

Federal Home Loan Bank – 22.0%

FHLB Bonds 1.50%, 10/21/19	10,000	9,993
2.24%, 10/25/19	50,000	50,000
1.25%, 12/13/19	32,300	32,229
2.06%, 1/24/20	30,000	29,996
2.63%, 5/28/20	5,000	5,014
2.25%, 6/3/20	24,515	24,521
1.93%, 6/16/20	15,000	15,000
1.94%, 6/16/20	15,000	15,000
1.95%, 6/17/20	10,000	10,000

FHLB Discount Notes 1.99%, 10/11/19 (2)	7,000	6,996
2.49%, 10/11/19 (2)	5,000	4,997
1.97%, 10/15/19 (2)	15,000	14,988
2.14%, 10/25/19 (2)	30,000	29,958
1.86%, 10/28/19 (2)	25,000	24,962
1.88%, 11/19/19 (2)	10,000	9,973
2.29%, 12/4/19 (2)	10,000	9,960
1.94%, 12/6/19 (2)	15,000	14,947
2.04%, 1/22/20 (2)	5,000	4,968
1.87%, 3/20/20 (2)	15,000	14,868

FHLB Notes (Floating, U.S. SOFR + 0.01%), 1.83%, 10/1/19 (3)	35,000	35,000
(Floating, U.S. SOFR + 0.02%), 1.84%, 10/1/19 (3)	15,000	15,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT AGENCIES – 37.5% (1) – continued

Federal Home Loan Bank – 22.0% – continued
(Floating, U.S. SOFR + 0.03%), 1.85%, 10/1/19 (3)	$25,000	$25,000
(Floating, U.S. SOFR + 0.05%), 1.87%, 10/1/19 (3)	19,000	19,000
(Floating, U.S. SOFR + 0.06%), 1.88%, 10/1/19 (3)	10,000	10,000
(Floating, U.S. SOFR + 0.07%), 1.89%, 10/1/19 (3)	17,000	17,000
(Floating, U.S. SOFR + 0.08%), 1.90%, 10/1/19 (3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 1.92%, 10/1/19 (3)	6,000	6,000
(Floating, ICE LIBOR USD 3M - 0.21%), 2.08%, 10/7/19 (3)	22,000	22,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.99%, 10/21/19 (3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.06%), 1.99%, 10/28/19 (3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.12%), 1.99%, 12/6/19 (4)	30,000	30,000
(Floating, ICE LIBOR USD 3M - 0.21%), 1.90%, 12/25/19 (3)	18,000	18,000
		575,370
Total U.S. Government Agencies
(Cost $982,832)		982,832

U.S. GOVERNMENT OBLIGATIONS – 23.9%

U.S. Treasury Bills – 4.3%
2.24%, 12/5/19 (2)	25,000	24,898
2.14%, 12/12/19 (2)	15,000	14,936
2.15%, 12/12/19 (2)	5,000	4,979
2.16%, 12/12/19 (2)	5,000	4,979
2.47%, 1/2/20 (2)	15,000	14,905
2.48%, 1/2/20 (2)	5,000	4,968
2.06%, 1/9/20 (2)	10,000	9,943
2.48%, 1/30/20 (2)	5,000	4,959
1.90%, 3/19/20 (2)	9,000	8,920
2.40%, 3/26/20 (2)	10,000	9,881
1.82%, 8/13/20 (2)	10,000	9,841
		113,209

U.S. Treasury Bonds – 0.8%
1.63%, 6/30/20	10,000	9,963
2.63%, 8/15/20	10,000	10,071
		20,034

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
U.S. GOVERNMENT OBLIGATIONS –23.9% – continued

U.S. Treasury Floating Rate Notes – 3.2%
(Floating, U.S. Treasury 3M Bill MMY + 0.04%), 1.96%, 10/1/19 (3)	$20,000	$19,999
(Floating, U.S. Treasury 3M Bill MMY + 0.12%), 2.03%, 10/1/19 (3)	20,000	19,973
(Floating, U.S. Treasury 3M Bill MMY + 0.22%), 2.13%, 10/1/19 (3)	45,000	44,989
		84,961

U.S. Treasury Notes – 15.6%
1.00%, 10/15/19	14,000	13,991
1.50%, 10/31/19	35,000	34,969
3.38%, 11/15/19	25,000	25,021
1.50%, 11/30/19	20,000	19,966
1.63%, 12/31/19	40,000	39,895
1.38%, 1/15/20	15,000	14,950
1.38%, 1/31/20	15,000	14,963
2.00%, 1/31/20	20,000	19,997
3.63%, 2/15/20	90,000	90,326
1.38%, 3/31/20	20,000	19,899
2.25%, 3/31/20	20,000	20,012
2.38%, 4/30/20	15,000	15,029
2.50%, 5/31/20	30,000	30,121
2.50%, 6/30/20	10,000	10,053
2.63%, 7/31/20	20,000	20,138
1.38%, 8/31/20	10,000	9,961
2.75%, 9/30/20	10,000	10,083
		409,374
Total U.S. Government Obligations
(Cost $627,578)		627,578

Investments, at Amortized Cost
($1,610,410)		1,610,410

REPURCHASE AGREEMENTS – 38.4% (5)

Repurchase Agreements – 38.4%

Bank of America N.A., dated 9/30/19, repurchase price $420,027, 2.32%, 10/1/19	420,000	420,000

Citigroup Global Markets, Inc., dated 9/30/19, repurchase price $53,339, 2.35%, 10/1/19	53,336	53,336

See Notes to the Financial Statements.

MONEY MARKET FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
REPURCHASE AGREEMENTS – 38.4% (5) – continued

Repurchase Agreements – 38.4% – continued

Fixed Income Clearing Corp., dated 9/30/19, repurchase price $175,011, 2.35%, 10/1/19	$175,000	$175,000

JPMorgan Securities LLC, dated 9/30/19, repurchase price $360,023, 2.37%, 10/1/19	360,000	360,000
		1,008,336
Total Repurchase Agreements
(Cost $1,008,336)		1,008,336

Total Investments – 99.8%
(Cost $2,618,746)		2,618,746

Other Assets less Liabilities – 0.2%		4,392
NET ASSETS – 100.0%		$2,623,138

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2019 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000s)	COUPON RATES	MATURITY DATES
FHLB	$11,431	2.67% – 3.25%	3/8/24
FHLMC	$85,308	2.50% – 6.00%	11/1/24 – 9/1/49
FNMA	$273,787	2.50% – 6.50%	8/1/23 – 1/1/57
GNMA	$432,600	3.50%	9/20/45
U.S. Treasury Bonds	$54,532	0.75% – 3.13%	2/15/42 – 11/15/42
U.S. Treasury Notes	$178,501	2.38%	8/15/24
Total	$1,036,159

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

USD – United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2019, the maturity analysis for the Fund as a percentage of investments was:

MATURITY ANALYSIS	%
OVERNIGHT (ONE BUSINESS DAY)	52.0%
2 – 15 DAYS	6.8
16 – 30 DAYS	8.7
31 – 60 DAYS	4.8
61 – 97 DAYS	9.2
98 – 180 DAYS	8.7
181 – 270 DAYS	6.1
271 – 366 DAYS	3.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2019:

	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investments held by U.S. Government Select Money Market Fund (1)	$–	$2,618,746	$–	$2,618,746

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Money Market, Municipal Money Market, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Money Market Fund and Municipal Money Market Fund seek to qualify as retail money market funds in accordance with criteria established by the U.S. Securities and Exchange Commission (“SEC”). The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the SEC.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES The investments held by the Funds are valued at amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds (primarily the Money Market Fund and Municipal Money Market Fund) are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) REPURCHASE AGREEMENTS The Funds may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. Certain Funds have entered into such repurchase agreements at September 30, 2019, as reflected in their accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part

MONEY MARKET FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund has entered into such joint repurchase agreements at September 30, 2019, as reflected in its accompanying Schedule of Investments.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. In addition, Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of September 30, 2019, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
Money Market	Bank of America	$ 10,000	$(10,000)	$ —
	Citigroup	9,000	(9,000)	—
	Fixed Income Clearing	5,000	(5,000)	—
	HSBC	7,000	(7,000)	—
	JPMorgan	13,000	(13,000)	—
	Total	$ 44,000	$ (44,000)	$ —
U.S. Government Money Market	Bank of America	$ 13,236	$ (13,236)	$ —
	BNP Paribas	350,000	(350,000)	—
	BNY Mellon	900,000	(900,000)	—
	Citigroup	179,534	(179,534)	—
	Fixed Income Clearing	825,000	(825,000)	—
	JPMorgan	150,000	(150,000)	—
	NatWest	1,000,000	(1,000,000)	—
	Nomura Securities	1,700,000	(1,700,000)	—
	Royal Bank of Canada	1,000,000	(1,000,000)	—
	Societe Generale	13,236	(13,236)	—
	Total	$6,131,006	$(6,131,006)	$ —
U.S. Government Select Money Market	Bank of America	$ 420,000	$ (420,000)	$ —
	Citigroup	53,336	(53,336)	—
	Fixed Income Clearing	175,000	(175,000)	—
	JPMorgan	360,000	(360,000)	—
	Total	$ 1,008,336	$(1,008,336)	$ —

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Funds may receive dividend income, if any, from investment companies. Dividend income is recognized on the ex-dividend date. The Municipal Money Market Fund’s income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

E) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

F) LIQUIDITY FEES AND REDEMPTION GATES For the Money Market Fund and Municipal Money Market Fund only, each Fund may impose a liquidity fee of up to 2 percent on redemptions from the Fund or temporarily restrict redemptions from the Fund for up to 10 business days in any given 90-day period (a “redemption gate”) in the event that the Fund’s weekly liquid assets fall below the following thresholds:

30 percent weekly liquid assets — If a Fund’s weekly liquid assets fall below 30 percent of the Fund’s total assets as of the end of a business day, and the Board determines it is in the best interests of the Fund, the Board may impose a liquidity fee of no more than 2 percent of the amount redeemed and/or a redemption gate that temporarily suspends the right of redemption. Liquidity fees and/or redemption gates may be implemented as early as the same business day that the weekly liquid assets of the Fund fall below 30 percent of the total assets.

10 percent weekly liquid assets — If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets as of the end of a business day, the Fund will impose, at the beginning of the next business day, a liquidity fee of 1 percent of the amount redeemed, unless the Board determines that imposing such a fee would not be in the best interests of the Fund or determines that a lower or higher fee (not to exceed 2 percent) would be in the best interest of the Fund.

If a Fund imposes a redemption gate, the Fund and the Fund’s authorized intermediaries will not accept redemption orders until the Fund has notified shareholders that the redemption gate has been lifted.

Liquidity fees and redemption gates may be terminated at any time at the discretion of the Board. In addition, liquidity fees and redemption gates will terminate at the beginning of the next business day once the Fund has invested 30 percent or more of its total assets in weekly liquid assets. A Fund may only suspend redemptions for up to 10 business days in any 90-day period.

Liquidity fees would generally be used to assist the Funds to stem redemptions during times of market stress.

A liquidity fee imposed by a Fund will reduce the amount you will receive upon the redemption of your shares, and will generally decrease the amount of any capital gain or increase the amount of any capital loss you will recognize with respect to the redemption.

If a Fund’s weekly liquid assets fall below 10 percent of the Fund’s total assets, the Fund reserves the right to permanently suspend redemptions and liquidate if the Board determines that it is not in the best interests of the Fund to continue operating.

Liquidity fees, if any, are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. No liquidity fees or redemption gates were imposed by the Money Market Fund or Municipal Money Market Fund during the six months ended September 30, 2019.

G) DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Funds’ capital accounts. These reclassifications may relate to net operating losses and expired capital loss carryforwards. These reclassifications have no impact on the net assets or the net asset value (“NAV”) of the Funds.

At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)
Money Market	$ 3	$ (3)
U.S. Government Money Market	110	(110)
U.S. Government Select Money Market	25	(25)

H) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carry-forwards in the future may be limited under the Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD
Municipal Money Market	$66	$ —

MONEY MARKET FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

At March 31, 2019, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$ —	$1,098	$ —
Municipal Money Market	503	—	—
U.S. Government Money Market	—	35,523	—
U.S. Government Select Money Market	—	6,839	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$ —	$ 9,571	$ —
Municipal Money Market	7,788	—	—
U.S. Government Money Market	—	293,380	—
U.S. Government Select Money Market	—	61,310	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Money Market	$ —	$ 2,008	$ —
Municipal Money Market	3,461	—	—
U.S. Government Money Market	—	109,188	—
U.S. Government Select Money Market	—	24,523	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2019, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

The Funds did not have any borrowings or incur any interest expense for the six months ended September 30, 2019.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Money Market	0.33%	0.35%
Municipal Money Market	0.33%	0.35%
U.S. Government Money Market	0.33%	0.35%
U.S. Government Select Money Market	0.33%	0.35%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of a Fund from time to time, including to avoid a negative yield. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. Any such reimbursement or waiver is paid monthly to the Funds by NTI. There were no voluntary reimbursements during the six months ended September 30, 2019.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return. Custodian credits are shown as Less custodian credits in the Funds’ Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

MONEY MARKET FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

6. RELATED PARTY TRANSACTIONS

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*
Municipal Money Market	$142,500	$(164,045)

*	During the six months ended September 30, 2019, the realized gain (loss) associated with these transactions was zero.

Certain uninvested cash balances of the Funds may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts (if any) are shown on the Funds’ Statements of Operations as Income from affiliates.

7. INVESTMENT TRANSACTIONS

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Money Market	$–	$–	$–	$551,661
Municipal Money Market	–	–	–	369,793
U.S. Government Money Market	–	–	–	14,711,632
U.S. Government Select Money Market	–	–	–	2,618,746

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Money Market	$299,924	$2,682	$(358,294)	$(55,688)
Municipal Money Market	249,391	338	(359,762)	(110,033)
U.S. Government Money Market	32,543,061	42,775	(37,088,020)	(4,502,184)
U.S. Government Select Money Market	6,383,397	8,590	(7,560,039)	(1,168,052)

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands*	PROCEEDS FROM SHARES SOLD	REINVESTMENTS OF DIVIDENDS	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN NET ASSETS
Money Market	$860,828	$4,128	$(592,605)	$272,351
Municipal Money Market	911,071	1,115	(1,320,954)	(408,768)
U.S. Government Money Market	70,558,619	90,431	(67,431,537)	3,217,513
U.S. Government Select Money Market	15,897,291	21,298	(15,905,477)	13,112

*	The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MONEY MARKET FUNDS

MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

9. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

MONEY MARKET FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 – 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.35%	$1,000.00	$1,010.90	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

MUNICIPAL MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.35%	$1,000.00	$1,006.20	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.35%	$1,000.00	$1,010.30	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.35%	$1,000.00	$1,010.20	$1.76
Hypothetical	0.35%	$1,000.00	$1,023.31	$1.78

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	37	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Funds”), at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Funds with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services included acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and

MONEY MARKET FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the money market Funds and their shareholders including, among other things, to convert certain of the Funds to “retail” funds limiting their beneficial owners to natural persons.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Funds, and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective, as well as its compliance with its investment restrictions. The Trustees also took into account the relatively low interest rate environment in which the Funds had been and were operating and any contributions by Northern to the Funds to prevent negative yield in past years. The Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Funds to the performance of other SEC registered funds and to rankings issued by Broadridge. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks and the Funds’ three-year performance versus net expenses as calculated by Broadridge.

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019. They also considered that all of the Funds outperformed their respective benchmarks for the one-, three- and five-year periods.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration Northern’s more risk averse investment strategies in comparison to their peers, which would impact Fund performance. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any.

The Trustees concluded, based on the information received, that the Funds’ performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fees paid by the Funds; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted certain other actions taken by Northern in past years to reduce Fund expenses, such as voluntary expense reimbursements with respect to certain Funds.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer group, peer universe and objective median. In comparing the Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that for all of the Funds, the total operating expense ratios after reimbursement of expenses were below their respective objective median. In addition, the Trustees noted that the Funds’ actual management fees were higher than the medians of their respective peer groups and universes. However, the total expenses for those Funds were in the first or second quintile of their peers, except for the

NORTHERN FUNDS SEMIANNUAL REPORT	39	MONEY MARKET FUNDS

MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT continued

U.S. Government Money Market Fund, which was in the third quintile of its expense peer group and Municipal Money Market Fund, which was in the third quintile of its expense peer universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses for all of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. They agreed that breakpoints were not necessary with respect to the Funds at this time based on where the management fees were set and the contractual expense reimbursements. The Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Funds to prevent negative yield in past years. The Trustees noted that total net expenses of the Funds after reimbursements were below the objective median of their respective Broadridge category. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee to be paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

MONEY MARKET FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	41	MONEY MARKET FUNDS

MONEY MARKET FUNDS

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MONEY MARKET FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

MONEY MARKET FUNDS

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NORTHERN FUNDS SEMIANNUAL REPORT	43	MONEY MARKET FUNDS

MONEY MARKET FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MONEY MARKET FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

NORTHERN FUNDS®

MANAGED BY

NORTHERN TRUST

MULTI-MANAGER FUNDS

2	STATEMENTS OF ASSETS AND LIABILITIES

4	STATEMENTS OF OPERATIONS

6	STATEMENTS OF CHANGES IN NET ASSETS

8	FINANCIAL HIGHLIGHTS

15	SCHEDULES OF INVESTMENTS

EQUITY FUNDS

15	ACTIVE M EMERGING MARKETS EQUITY FUND
Ticker Symbol: NMMEX

23	ACTIVE M INTERNATIONAL EQUITY FUND
Ticker Symbol: NMIEX

31	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Ticker Symbol: NMFIX

34	MULTI-MANAGER GLOBAL REAL ESTATE FUND
Ticker Symbol: NMMGX

37	NORTHERN ENGAGE360TM FUND
Ticker Symbol: NENGX

FIXED INCOME FUNDS

45	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Ticker Symbol: NMEDX

58	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Ticker Symbol: NMHYX

92	NOTES TO THE FINANCIAL STATEMENTS

107	FUND EXPENSES

109	APPROVAL OF MANAGEMENT AND SUB-ADVISORY AGREEMENTS

116	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
ASSETS:
Investments, at value	$561,171	$807,885	$1,032,775
Investments in affiliates, at value	14,176	37,227	37,867
Foreign currencies, at value (cost $346, $368, $744, $3, $1,565 and $646, respectively)	349	366	750
Due from broker (Note 2)	–	–	–
Interest income receivable	–	–	–
Dividend income receivable	1,252	2,414	896
Receivable for foreign tax reclaims	54	3,903	1,440
Receivable for securities sold	614	1,510	13,975
Receivable for variation margin on futures contracts	111	59	53
Receivable for fund shares sold	249	103	20
Receivable from investment adviser	17	10	3
Receivable for variation margin on centrally cleared interest rate swap agreements	–	–	–
Unrealized appreciation on bilateral interest rate swap agreements	–	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–	–
Prepaid and other assets	4	33	10
Total Assets	577,997	853,510	1,087,789
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	–	–	–
Payable for securities purchased	514	1,664	640
Payable for when-issued securities	–	–	–
Payable for variation margin on futures contracts	33	1	–
Payable for fund shares redeemed	576	487	246
Due to broker (Note 2)	–	–	–
Payable to affiliates:
Management fees	103	115	169
Custody fees	122	43	26
Shareholder servicing fees	40	9	6
Transfer agent fees	40	54	69
Trustee fees	2	2	3
Deferred foreign capital gains tax payable	22	–	–
Accrued other liabilities	88	46	28
Total Liabilities	1,540	2,421	1,187
Net Assets	$576,457	$851,089	$1,086,602
ANALYSIS OF NET ASSETS:
Capital stock	$455,207	$753,965	$1,016,432
Distributable earnings	121,250	97,124	70,170
Net Assets	$576,457	$851,089	$1,086,602
Shares Outstanding ($.0001 par value, unlimited authorization)	29,905	80,378	86,697
Net Asset Value, Redemption and Offering Price Per Share	$19.28	$10.59	$12.53
Investments, at cost	$475,193	$766,853	$935,902
Investments in affiliates, at cost	14,176	37,227	37,867

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2019 (UNAUDITED)

MULTI-MANAGER GLOBAL REAL ESTATE FUND	NORTHERN ENGAGE360TM FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$107,467	$273,183	$155,389	$310,387
5,159	13,399	6,785	9,384
2	1,559	617	–
–	–	503	–
–	–	2,424	5,597
410	506	14	17
151	142	29	1
683	194	265	2,217
–	18	–	–
1	–	–	422
3	5	5	5
–	–	2	–
–	–	12	–
–	29	362	–
6	4	6	14
113,882	289,039	166,413	328,044

–	57	387	–
721	227	463	4,004
–	–	–	942
–	–	–	–
61	–	–	35
–	–	63	–

16	32	23	44
15	13	44	13
1	–	–	3
7	18	11	21
2	–	1	1
–	–	–	–
32	27	32	17
855	374	1,024	5,080
$113,027	$288,665	$165,389	$322,964

$105,308	$283,775	$178,602	$366,964
7,719	4,890	(13,213)	(44,000)
$113,027	$288,665	$165,389	$322,964
9,713	27,676	17,821	34,337
$11.64	$10.43	$9.28	$9.41
$95,741	$264,640	$160,201	$322,543
5,159	13,399	6,785	9,384

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
INVESTMENT INCOME:
Dividend income	$11,070	(1)	$16,175 (1)	$20,429 (1)
Non-cash dividend income	2,513		–	2,328
Dividend income from investments in affiliates	185		385	590
Interest income	23		50	20
Total Investment Income	13,791		16,610	23,367
EXPENSES:
Management fees	3,876		3,651	4,640
Custody fees	365		328	342
Transfer agent fees	78		100	119
Registration fees	12		15	15
Printing fees	9		12	9
Professional fees	21		26	21
Shareholder servicing fees	60		13	19
Trustee fees	5		10	5
Interest expense	2		–	–
Other	25		19	7
Total Expenses	4,453		4,174	5,177
Less expenses reimbursed by investment adviser	(497)		(412)	(37)
Net Expenses	3,956		3,762	5,140
Net Investment Income	9,835		12,848	18,227
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	29,151	(2)	18,591	6,803
Interest rate swap agreements	–		–	–
Futures contracts	(777)		334	1,284
Foreign currency transactions	(270)		(76)	(279)
Forward foreign currency exchange contracts	–		–	–
Net changes in unrealized appreciation (depreciation) on:
Investments	(48,643	)(3)	(14,189)	26,154
Interest rate swap agreements	–		–	–
Futures contracts	(319)		(169)	(265)
Foreign currency translations	(106)		(2)	4
Forward foreign currency exchange contracts	–		–	–
Net Gains (Losses)	(20,964)		4,489	33,701
Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,129)		$17,337	$51,928

(1)	Net of $1,536, $1,536, $2,024, $107, $249 and $79, respectively, in non-reclaimable foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $273.
(3)	Net change in unrealized deferred foreign capital gains tax of $(494).

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

MULTI-MANAGER GLOBAL REAL ESTATE FUND	NORTHERN ENGAGE360TM FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$1,880 (1)	$3,586 (1)	$–	$31
–	–	–	–
39	142	89	171
–	3	5,260 (1)	13,006
1,919	3,731	5,349	13,208

458	897	698	1,456
54	99	102	130
12	31	19	39
11	12	10	15
9	9	9	9
21	21	21	22
3	–	–	3
5	5	5	5
–	–	–	–
8	5	7	7
581	1,079	871	1,686
(105)	(156)	(100)	(188)
476	923	771	1,498
1,443	2,808	4,578	11,710

681	(911)	(2,596)	(267)
–	–	(8)	–
–	204	–	–
(8)	4	(107)	–
–	(18)	(550)	–
3,842	7,856	2,781	(5,101)

–	–	(26)	–
–	(115)	–	–
5	(5)	(23)	–
–	(82)	191	–
4,520	6,933	(338)	(5,368)
$5,963	$9,741	$4,240	$6,342

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$9,835	$16,886	$12,848	$21,074	$18,227	$31,975
Net realized gains (losses)	28,104	37,713	18,849	56,671	7,808	(18,429)
Net change in unrealized appreciation (depreciation)	(49,068)	(220,165)	(14,360)	(140,869)	25,893	22,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,129)	(165,566)	17,337	(63,124)	51,928	36,062
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions	(228,777)	(278,556)	(81,944)	(347,024)	40,786	(127,321)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(228,777)	(278,556)	(81,944)	(347,024)	40,786	(127,321)
DISTRIBUTIONS PAID:
Distributable earnings	–	(8,500)	–	(65,000)	(15,706)	(104,909)
Total Distributions Paid	–	(8,500)	–	(65,000)	(15,706)	(104,909)
Total Increase (Decrease) in Net Assets	(239,906)	(452,622)	(64,607)	(475,148)	77,008	(196,168)
NET ASSETS:
Beginning of period	816,363	1,268,985	915,696	1,390,844	1,009,594	1,205,762
End of period	$576,457	$816,363	$851,089	$915,696	$1,086,602	$1,009,594

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

MULTI-MANAGER GLOBAL REAL ESTATE FUND		NORTHERN ENGAGE360TM FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND		MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019	SEP 30, 2019	MAR 31, 2019

$1,443	$2,056	$2,808	$2,626	$4,578	$9,811	$11,710	$21,160
673	83	(721)	(6,634)	(3,261)	(8,262)	(267)	(4,816)
3,847	9,275	7,654	3,146	2,923	(9,108)	(5,101)	(306)
5,963	11,414	9,741	(862)	4,240	(7,559)	6,342	16,038

9,386	14,834	49,086	134,637	(12,623)	(2,237)	(37,718)	105,621
9,386	14,834	49,086	134,637	(12,623)	(2,237)	(37,718)	105,621

(1,236)	(4,307)	–	(2,060)	(421)	(5,641)	(11,656)	(21,073)
(1,236)	(4,307)	–	(2,060)	(421)	(5,641)	(11,656)	(21,073)
14,113	21,941	58,827	131,715	(8,804)	(15,437)	(43,032)	100,586

98,914	76,973	229,838	98,123	174,193	189,630	365,996	265,410
$113,027	$98,914	$288,665	$229,838	$165,389	$174,193	$322,964	$365,996

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$19.49	$22.55	$18.05	$15.36		$18.25	$18.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.46	0.42	0.28	0.20		0.25	0.24
Net realized and unrealized gains (losses)	(0.67)	(3.30)	4.22	2.79		(2.49)	(0.78)
Total from Investment Operations	(0.21)	(2.88)	4.50	2.99		(2.24)	(0.54)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.18)	–	(0.30)		(0.28)	(0.19)
From net realized gains	–	–	–	–		(0.37)	–
Total Distributions Paid	–	(0.18)	–	(0.30)		(0.65)	(0.19)
Net Asset Value, End of Period	$19.28	$19.49	$22.55	$18.05		$15.36	$18.25
Total Return(2)	(1.08)%	(12.71)%	24.93%	19.75%		(12.11)%	(2.80)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$576,457	$816,363	$1,268,985	$962,121		$677,066	$1,313,300
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.10%	1.10%	1.10%	1.15	%(5)	1.35%	1.35%
Expenses, before reimbursements and credits	1.24%	1.21%	1.21%	1.28	%(5)	1.45%	1.45%
Net investment income, net of reimbursements and credits(4)	2.74%	1.61%	1.34%	1.13	%(5)	1.32%	1.25%
Net investment income, before reimbursements and credits	2.60%	1.50%	1.23%	1.00	%(5)	1.22%	1.15%
Portfolio Turnover Rate	30.72%	80.98%	36.14%	59.52%		37.58%	36.18%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $11,000, $42,000 and $46,000, which represent less than 0.01 percent of average net assets for for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019 and 2018, respectively, and approximately $36,000, $16,000 and $9,000, which represent less than 0.005 percent of average net assets for the fiscal years ended March 31, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$10.38	$11.70	$9.95	$9.35		$10.44	$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.22	0.17	0.16		0.13	0.20
Net realized and unrealized gains (losses)	0.05	(0.91)	1.74	0.60		(1.15)	(0.45)
Total from Investment Operations	0.21	(0.69)	1.91	0.76		(1.02)	(0.25)
LESS DISTRIBUTIONS PAID:
From net investment income(1)	–	(0.29)	(0.16)	(0.16)		(0.07)	(0.23)
From net realized gains	–	(0.34)	–	–		–	–
Total Distributions Paid	–	(0.63)	(0.16)	(0.16)		(0.07)	(0.23)
Net Asset Value, End of Period	$10.59	$10.38	$11.70	$9.95		$9.35	$10.44
Total Return(2)	2.02%	(5.32)%	19.17%	8.27%		(9.77)%	(2.27)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$851,089	$915,696	$1,390,844	$1,156,348		$1,448,577	$1,915,763
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.84%	0.84%	0.84%	0.92	%(5)	1.20%	1.21%
Expenses, before reimbursements and credits	0.94%	0.94%	0.93%	1.01	%(5)	1.26%	1.30%
Net investment income, net of reimbursements and credits(4)	2.89%	1.75%	1.49%	1.41	%(5)	1.22%	1.45%
Net investment income, before reimbursements and credits	2.79%	1.65%	1.40%	1.32	%(5)	1.16%	1.36%
Portfolio Turnover Rate	13.21%	35.11%	65.70%	115.17%		70.24%	35.87%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $24,000, $66,000, $77,000, $71,000, 57,000 and $19,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$12.09	$12.83	$12.97	$11.76	$12.22	$12.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.36	0.38	0.28	0.31	0.26
Net realized and unrealized gains (losses)	0.41	0.08	0.51	1.22	(0.53)	(0.17)
Total from Investment Operations	0.63	0.44	0.89	1.50	(0.22)	0.09
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.19)	(0.43)	(0.44)	(0.29)	(0.24)	(0.23)
From net realized gains	–	(0.75)	(0.59)	–	–	(0.45)
Total Distributions Paid	(0.19)	(1.18)	(1.03)	(0.29)	(0.24)	(0.68)
Net Asset Value, End of Period	$12.53	$12.09	$12.83	$12.97	$11.76	$12.22
Total Return(2)	5.20%	4.24%	6.62%	12.96%	(1.80)%	0.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,086,602	$1,009,594	$1,205,762	$1,248,307	$1,178,180	$1,403,843
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	1.00%	1.02%	1.02%	1.02%	1.02%	1.04%
Net investment income, net of reimbursements and credits(4)	3.53%	2.81%	2.59%	2.24%	2.51%	2.05%
Net investment income, before reimbursements and credits	3.53%	2.79%	2.57%	2.22%	2.49%	2.01%
Portfolio Turnover Rate	15.90%	38.64%	44.40%	81.27%	56.92%	58.31%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $37,000, $66,000, $97,000, $52,000, $33,000 and $10,000 which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$11.12	$10.38	$10.63	$11.91		$16.66	$16.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.31	0.07	0.30		0.30	0.27
Net realized and unrealized gains (losses)	0.49	1.01	0.35	(0.04)		(0.71)	1.77
Total from Investment Operations	0.65	1.32	0.42	0.26		(0.41)	2.04
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.13)	(0.46)	(0.57)	(0.48)		(0.44)	(0.29)
From net realized gains	–	(0.12)	(0.10)	(1.06)		(3.90)	(1.90)
Total Distributions Paid	(0.13)	(0.58)	(0.67)	(1.54)		(4.34)	(2.19)
Net Asset Value, End of Period	$11.64	$11.12	$10.38	$10.63		$11.91	$16.66
Total Return(2)	5.90%	13.28%	3.93%	2.72%		(1.46)%	12.76%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$113,027	$98,914	$76,973	$218,174		$326,942	$767,452
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.92%	0.94%	0.92%	0.96	%(5)	1.11%	1.10%
Expenses, before reimbursements and credits	1.13%	1.20%	1.09%	1.10	%(5)	1.20%	1.26%
Net investment income, net of reimbursements and credits(4)	2.82%	2.47%	2.97%	1.79	%(5)	1.44%	1.67%
Net investment income, before reimbursements and credits	2.61%	2.21%	2.80%	1.65	%(5)	1.35%	1.51%
Portfolio Turnover Rate	20.26%	66.43%	144.67%	167.04%		94.24%	117.05%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $3,000, $8,000, $16,000, $14,000 and $6,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.005 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

NORTHERN ENGAGE360TM FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	PERIOD ENDED MAR 31, 2018(1)
Net Asset Value, Beginning of Period	$10.03	$10.17	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.09	0.05
Net realized and unrealized gains (losses)	0.30	(0.14)	0.13
Total from Investment Operations	0.40	(0.05)	0.18
LESS DISTRIBUTIONS PAID:
From net investment income	–	(0.09)	(0.01)
From net realized gains	–	– (2)	–
Total Distributions Paid	–	(0.09)	(0.01)
Net Asset Value, End of Period	$10.43	$10.03	$10.17
Total Return(3)	3.99%	(0.36)%	1.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$288,665	$229,838	$98,123
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.70%	0.70%	0.70%
Expenses, before reimbursements and credits	0.82%	0.88%	1.08%
Net investment income, net of reimbursements and credits(5)	2.13%	1.60%	1.54	%(6)
Net investment income, before reimbursements and credits	2.01%	1.42%	1.16	%(6)
Portfolio Turnover Rate	15.35%	48.63%	7.21%

(1)	Commenced investment operations on November 20, 2017.
(2)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $11,000 and $2,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2019, for the fiscal year ended March 31, 2019 and for the period from November 20, 2017 (commencement of operations) to March 31, 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	As the Fund commenced investment operations on November 20, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017	FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.05	$9.68	$9.32	$8.89	$9.15		$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.51	0.55	0.53	0.35		0.46
Net realized and unrealized gains (losses)	– (1)	(0.85)	0.30	0.03	(0.55	)(2)	(1.00)
Total from Investment Operations	0.25	(0.34)	0.85	0.56	(0.20)		(0.54)
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.02)	(0.29)	(0.49)	(0.13)	–		(0.34)
From net realized gains	–	–	–	–	–		(0.14)
Return of capital	–	–	–	– (1)	(0.06)		–
Total Distributions Paid	(0.02)	(0.29)	(0.49)	(0.13)	(0.06)		(0.48)
Net Asset Value, End of Period	$9.28	$9.05	$9.68	$9.32	$8.89		$9.15
Total Return(4)	2.92%	(3.39)%	9.30%	6.32%	(2.25)%		(5.52)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$165,389	$174,193	$189,630	$98,397	$66,299		$106,888
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.94%	0.95%	0.94%	0.95%	0.95%		0.94%
Expenses, before reimbursements and credits	1.06%	1.05%	1.05%	1.14%	1.11%		1.11%
Net investment income, net of reimbursements and credits(6)	5.57%	5.67%	5.36%	5.48%	5.00%		4.62%
Net investment income, before reimbursements and credits	5.45%	5.57%	5.25%	5.29%	4.84%		4.45%
Portfolio Turnover Rate	39.85%	82.84%	99.56%	210.59%	203.48%		273.46%

(1)	Per share amounts from net realized and unrealized gains (losses) and distributions paid from return of capital, respectively, were less than $0.01 per share.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $52,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $11,000, $13,000, $8,000, $5,000 and $2,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.01 and 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016	FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$9.56	$9.81	$10.01	$9.01		$10.12	$10.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.60	0.63	0.63		0.51	0.53
Net realized and unrealized gains (losses)	(0.15)	(0.25)	(0.20)	0.91		(1.03)	(0.41)
Total from Investment Operations	0.17	0.35	0.43	1.54		(0.52)	0.12
LESS DISTRIBUTIONS PAID:
From net investment income(1)	(0.32)	(0.60)	(0.63)	(0.54)		(0.54)	(0.54)
From net realized gains	–	–	–	–		(0.05)	(0.18)
Total Distributions Paid	(0.32)	(0.60)	(0.63)	(0.54)		(0.59)	(0.72)
Net Asset Value, End of Period	$9.41	$9.56	$9.81	$10.01		$9.01	$10.12
Total Return(2)	1.89%	3.75%	4.37%	17.41%		(5.19)%	1.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$322,964	$365,996	$265,410	$322,859		$402,408	$532,258
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.85%	0.86%	0.86%	0.87	%(5)	0.90%	0.90%
Expenses, before reimbursements and credits	0.96%	0.98%	0.99%	0.99	%(5)	0.99%	1.04%
Net investment income, net of reimbursements and credits(4)	6.68%	6.23%	6.26%	6.51	%(5)	5.51%	4.99%
Net investment income, before reimbursements and credits	6.57%	6.11%	6.13%	6.39	%(5)	5.42%	4.85%
Portfolio Turnover Rate	30.33%	80.62%	66.18%	92.50%		73.41%	53.92%

(1)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $31,000, $18,000, $25,000, 29,000 and $6,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01, less than 0.01 and less than 0.005 percent of average net assets for the six months ended September 30, 2019 and the fiscal years ended March 31, 2019, 2018, 2017, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1)

Argentina – 0.2%

Banco Macro S.A. ADR	4,338	$113

Globant S.A. *	3,110	285

MercadoLibre, Inc. *	1,560	860
		1,258

Australia – 0.2%

IDP Education Ltd.	82,573	873

Brazil – 8.7%

Ambev S.A. *	273,300	1,263

B3 S.A. – Brasil Bolsa Balcao	308,800	3,257

Banco BTG Pactual S.A. *	17,300	244

Banco do Brasil S.A. *	324,300	3,559

Banco Santander Brasil S.A. ADR	13,534	147

BRF S.A. *	70,900	653

Cia de Saneamento Basico do Estado de Sao Paulo *	44,600	530

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	48,900	282

EDP – Energias do Brasil S.A.	48,400	225

Ez Tec Empreendimentos e Participacoes S.A. (2)	1	–

IRB Brasil Resseguros S/A	57,300	517

JBS S.A.	77,300	609

Localiza Rent a Car S.A.	255,700	2,798

Lojas Renner S.A.	220,800	2,677

Magazine Luiza S.A.	364,100	3,237

MRV Engenharia e Participacoes S.A.	69,200	296

Natura Cosmeticos S.A.	1,359,042	11,157

Notre Dame Intermedica Participacoes S.A.	232,700	3,052

Petrobras Distribuidora S.A.	71,998	476

Petroleo Brasileiro S.A. ADR (New York Exchange) *	228,264	3,303

Porto Seguro S.A.	18,200	259

Qualicorp Consultoria e Corretora de Seguros S.A.	54,600	407

Rumo S.A. *	127,200	752

SLC Agricola S.A.	48,600	209

Suzano S.A.	1,072,753	8,714

TOTVS S.A. *	56,400	784

Tupy S.A.	38,100	165

Vale S.A. ADR *	66,782	768
		50,340

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

Canada – 0.3%

CAE, Inc.	16,800	$427

Restaurant Brands International, Inc.	14,730	1,048
		1,475

Chile – 0.2%

CAP S.A.	18,422	161

Cencosud S.A.	240,872	396

Cia Cervecerias Unidas S.A. ADR	10,063	223

Enel Chile S.A.	428,917	37
		817

China – 18.3%

Advanced Technology & Materials Co. Ltd., Class A *	105,289	99

Agile Group Holdings Ltd.	348,000	425

Aier Eye Hospital Group Co. Ltd., Class A	141,000	703

Alibaba Group Holding Ltd. ADR *	106,719	17,847

Anhui Conch Cement Co. Ltd., Class H	391,500	2,335

ANTA Sports Products Ltd.	381,000	3,155

Apeloa Pharmaceutical Co. Ltd., Class A	118,191	197

Baidu, Inc. ADR *	1,220	125

Bank of Chengdu Co. Ltd., Class A	99,200	113

Bank of China Ltd., Class H	415,106	164

Bank of Communications Co. Ltd., Class H	675,000	439

Bank of Jiangsu Co. Ltd., Class A	310,500	292

Bank of Shanghai Co. Ltd., Class A	103,090	135

Beiqi Foton Motor Co. Ltd., Class A *	238,600	66

Centre Testing International Group Co. Ltd., Class A	1,599,200	2,828

CGN Power Co. Ltd., Class H (3)	1,222,400	309

Changjiang Securities Co. Ltd., Class A	157,900	156

China Communications Services Corp. Ltd., Class H	384,000	219

China Construction Bank Corp., Class H	1,952,569	1,485

China International Travel Service Corp. Ltd., Class A	35,200	459

China Lesso Group Holdings Ltd.	116,000	110

China Medical System Holdings Ltd.	64,000	77

China Merchants Bank Co. Ltd., Class H	688,000	3,296

China National Building Material Co. Ltd., Class H	208,000	188

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

China – 18.3% – continued

China Petroleum & Chemical Corp., Class H	910,000	$543

China Telecom Corp. Ltd., Class H	1,078,000	493

China Tower Corp. Ltd., Class H (3)	1,626,000	372

China Yuhua Education Corp. Ltd. (3)	142,000	72

China Zhenhua Group Science & Technology Co. Ltd., Class A	54,098	121

Chongyi Zhangyuan Tungsten Co. Ltd., Class A	140,998	133

CNOOC Ltd.	2,196,342	3,374

Digital China Information Service Co. Ltd., Class A	63,200	112

Dongfeng Motor Group Co. Ltd., Class H	6,248,000	5,973

Dongxing Securities Co. Ltd., Class A	73,700	114

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	80,000	265

Guangzhou R&F Properties Co. Ltd., Class H	255,309	387

Hangzhou Tigermed Consulting Co. Ltd., Class A	152,200	1,324

Huapont Life Sciences Co. Ltd., Class A	167,691	113

Huaxia Bank Co. Ltd., Class A	118,800	123

Industrial & Commercial Bank of China Ltd., Class H	1,736,141	1,159

Inner Mongolia Eerduosi Resources Co. Ltd., Class A	24,047	27

JD.com, Inc. ADR *	46,700	1,317

Jiangsu Expressway Co. Ltd., Class H	70,000	89

Jiangsu Hengrui Medicine Co. Ltd., Class A	20,600	234

Jinduicheng Molybdenum Co. Ltd., Class A	124,900	133

Jointown Pharmaceutical Group Co. Ltd., Class A	146,792	294

Julong Co. Ltd., Class A *	96,576	125

Kunshan Kersen Science & Technology Co. Ltd., Class A	81,997	98

Kweichow Moutai Co. Ltd., Class A	21,100	3,402

Lenovo Group Ltd.	236,000	157

Li Ning Co. Ltd.	585,500	1,684

Longfor Group Holdings Ltd. (3)	106,500	399

Luye Pharma Group Ltd. (3)	333,000	238

Meituan Dianping, Class B *	121,700	1,241

NARI Technology Co. Ltd., Class A	134,100	386

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

China – 18.3% – continued

NetEase, Inc. ADR	2,930	$780

Oceanwide Holdings Co. Ltd., Class A	335,494	204

PetroChina Co. Ltd., Class H	426,000	220

PICC Property & Casualty Co. Ltd., Class H	505,000	593

Ping An Insurance Group Co. of China Ltd., Class H	737,000	8,529

Postal Savings Bank of China Co. Ltd., Class H (3)	842,000	513

Qinghai Salt Lake Industry Co. Ltd., Class A *	113,291	122

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	312,000	322

Shanghai International Airport Co. Ltd., Class A	124,100	1,392

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	81,160	147

Shenzhen Energy Group Co. Ltd., Class A	205,498	167

Shenzhen Expressway Co. Ltd., Class H	37,000	48

Sinolink Securities Co. Ltd., Class A	336,492	413

Sinopec Engineering Group Co. Ltd., Class H	359,000	225

Sinopec Shanghai Petrochemical Co. Ltd., Class H	289,600	85

Sinotrans Ltd., Class H	138,774	44

Sinotruk Hong Kong Ltd.	293,500	437

SooChow Securities Co. Ltd., Class A	110,494	144

Sunny Optical Technology Group Co. Ltd.	161,500	2,409

Suzhou Victory Precision Manufacture Co. Ltd., Class A *	265,286	99

TAL Education Group ADR *	14,100	483

Tencent Holdings Ltd.	346,300	14,697

Tianhe Chemicals Group Ltd. (3)(4)*	17,672,000	2,638

Transfar Zhilian Co. Ltd., Class A	66,338	73

Uni-President China Holdings Ltd.	207,000	224

Vipshop Holdings Ltd. ADR *	28,238	252

Want Want China Holdings Ltd.	6,945,200	5,530

Weichai Power Co. Ltd., Class H	319,000	462

Wuliangye Yibin Co. Ltd., Class A	89,100	1,626

Wuxi Biologics Cayman, Inc. (3)*	68,000	695

YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (3)	62,000	303

Yum China Holdings, Inc.	16,200	736

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

China – 18.3% – continued

Zhejiang Expressway Co. Ltd., Class H	38,400	$33

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,323,200	896
		105,265

Colombia – 0.0%

Ecopetrol S.A. ADR	10,106	172

Egypt – 1.6%

Commercial International Bank Egypt S.A.E.	1,894,115	9,024

Commercial International Bank Egypt S.A.E. GDR (Registered)	56,300	259
		9,283

France – 0.7%

Airbus S.E.	14,304	1,860

LVMH Moet Hennessy Louis Vuitton S.E.	3,781	1,505

Teleperformance	3,865	839
		4,204

Greece – 0.1%

National Bank of Greece S.A. *	198,326	606

Hong Kong – 3.1%

AIA Group Ltd.	308,600	2,896

Bosideng International Holdings Ltd.	401,600	172

China Lumena New Materials Corp. (5)*	5,884,000	–

China Mobile Ltd. (OTC Exchange)	1,157,085	9,603

China Overseas Land & Investment Ltd.	682,000	2,158

China Resources Cement Holdings Ltd.	181,600	182

China Resources Power Holdings Co. Ltd.	247,731	301

China Travel International Investment Hong Kong Ltd.	327,600	51

China Unicom Hong Kong Ltd.	468,000	495

CITIC Ltd.	229,000	288

Galaxy Entertainment Group Ltd.	50,000	314

Haier Electronics Group Co. Ltd.	59,223	155

Kunlun Energy Co. Ltd.	62,400	54

Link REIT	45,000	494

Shimao Property Holdings Ltd.	169,000	491

Yuexiu Property Co. Ltd.	2,054,000	447
		18,101

Hungary – 0.3%

OTP Bank Nyrt.	43,535	1,814

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

India – 8.4%

Asian Paints Ltd.	116,842	$2,904

Bharat Electronics Ltd.	193,830	297

Bharat Heavy Electricals Ltd.	123,283	84

Coal India Ltd.	75,948	214

Dr. Reddy’s Laboratories Ltd. ADR	7,218	274

Engineers India Ltd.	117,556	195

Federal Bank Ltd.	169,808	217

HDFC Bank Ltd.	140,617	2,434

Hero MotoCorp Ltd.	180,493	6,891

Hindalco Industries Ltd.	137,049	371

Hindustan Petroleum Corp. Ltd.	118,664	505

Hindustan Unilever Ltd.	69,746	1,951

Housing Development Finance Corp. Ltd.	109,101	3,046

ICICI Bank Ltd.	235,754	1,445

Indian Oil Corp. Ltd.	87,992	183

Infosys Ltd. ADR	26,010	296

ITC Ltd.	95,166	349

Jubilant Life Sciences Ltd.	9,549	68

KEI Industries Ltd.	65,411	502

Larsen & Toubro Ltd.	132,003	2,747

Manappuram Finance Ltd.	157,375	314

Mphasis Ltd.	8,053	109

Muthoot Finance Ltd.	32,479	310

National Aluminium Co. Ltd.	255,716	168

NMDC Ltd.	190,202	238

Oil & Natural Gas Corp. Ltd.	133,557	249

Power Finance Corp. Ltd. *	170,086	239

PVR Ltd.	27,252	709

Raymond Ltd.	19,929	157

REC Ltd.	52,004	90

Reliance Industries Ltd.	175,986	3,308

Sun TV Network Ltd.	24,589	164

Tata Chemicals Ltd.	21,982	183

Tata Consultancy Services Ltd.	552,941	16,375

Tata Steel Ltd.	42,155	215

Tech Mahindra Ltd.	41,612	420

Vedanta Ltd.	30,804	67
		48,288

Indonesia – 1.2%

Ace Hardware Indonesia Tbk PT	2,786,500	347

Adaro Energy Tbk PT	2,157,100	197

Astra International Tbk PT	672,820	314

Bank Rakyat Indonesia Persero Tbk PT	12,282,000	3,567

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

Indonesia – 1.2% – continued

Bank Tabungan Pensiunan Nasional Syariah Tbk PT *	5,869,300	$1,362

Bukit Asam Tbk PT	491,300	78

Gudang Garam Tbk PT	54,850	202

Hanjaya Mandala Sampoerna Tbk PT	2,103,420	340

Kalbe Farma Tbk PT	610,700	72

Media Nusantara Citra Tbk PT	558,960	49

Telekomunikasi Indonesia Persero Tbk PT	1,125,200	340

United Tractors Tbk PT	169,100	245

Wijaya Karya Persero Tbk PT	189,240	26
		7,139

Israel – 0.1%

CyberArk Software Ltd. *	8,150	814

Japan – 0.0%

Keyence Corp.	370	231

Malaysia – 0.2%

AirAsia Bhd.	271,312	114

AMMB Holdings Bhd.	108,991	108

DiGi.Com Bhd.	129,280	147

Genting Bhd.	77,500	106

MISC Bhd.	62,884	117

Petronas Chemicals Group Bhd.	127,823	230

RHB Bank Bhd.	158,400	213

Westports Holdings Bhd.	229,900	227
		1,262

Mexico – 6.2%

Alfa S.A.B. de C.V., Series A	5,820,493	5,132

America Movil S.A.B. de C.V., Series L ADR	502,391	7,466

Banco del Bajio S.A. (3)	112,500	186

Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander ADR	33,784	213

Coca-Cola Femsa S.A.B. de C.V. ADR	6,038	366

Fomento Economico Mexicano S.A.B. de C.V. ADR	24,800	2,271

Gentera S.A.B. de C.V.	169,800	141

Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	96,200	572

Grupo Bimbo S.A.B. de C.V., Series A	1,257,058	2,293

Grupo Financiero Banorte S.A.B. de C.V., Series O	221,000	1,191

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

Mexico – 6.2% – continued

Megacable Holdings S.A.B. de C.V., Series CPO	49,939	$201

Telesites S.A.B. de C.V. *	338,168	224

Wal-Mart de Mexico S.A.B. de C.V.	5,120,400	15,176
		35,432

Netherlands – 0.2%

Prosus N.V. *	16,551	1,215

Peru – 0.1%

Credicorp Ltd.	2,139	446

Philippines – 0.8%

Ayala Land, Inc.	1,303,100	1,244

BDO Unibank, Inc.	319,050	879

DMCI Holdings, Inc.	642,300	103

Globe Telecom, Inc.	6,922	244

International Container Terminal Services, Inc.	60,920	142

PLDT, Inc. ADR	3,622	80

SM Prime Holdings, Inc.	1,293,100	929

Universal Robina Corp.	217,260	654
		4,275

Poland – 0.3%

Dino Polska S.A. (3)*	11,160	438

Energa S.A. *	29,752	48

Grupa Lotos S.A.	13,318	294

PLAY Communications S.A. (3)	15,905	109

Powszechna Kasa Oszczednosci Bank Polski S.A.	55,769	547
		1,436

Qatar – 0.1%

Ooredoo QPSC	108,626	216

Qatar National Bank QPSC	45,065	238
		454

Russia – 2.3%

Gazprom PJSC ADR	248,492	1,712

LUKOIL PJSC ADR	34,819	2,875

Novolipetsk Steel PJSC GDR	11,889	258

Sberbank of Russia PJSC ADR (London Exchange)	285,248	4,042

Surgutneftegas PJSC ADR (OTC Exchange)	31,871	171

Tatneft PJSC ADR (London Exchange)	2,319	147

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

Russia – 2.3% – continued

X5 Retail Group N.V. GDR (Registered) (London Exchange)	83,966	$2,935

Yandex N.V., Class A *	31,400	1,099
		13,239

Saudi Arabia – 0.3%

Al Rajhi Bank	43,131	727

Alinma Bank	38,651	232

Arab National Bank	14,864	95

Dar Al Arkan Real Estate Development Co. *	36,529	116

Jarir Marketing Co.	3,886	164

Riyad Bank	34,505	225

Saudi British Bank (The)	9,102	74

Saudi Telecom Co.	8,628	250
		1,883

Singapore – 0.0%

IGG, Inc.	99,600	62

South Africa – 4.8%

African Rainbow Minerals Ltd.	23,864	222

Barloworld Ltd.	663,764	5,067

Bidvest Group (The) Ltd.	504,555	6,365

Clicks Group Ltd.	44,048	626

FirstRand Ltd.	101,764	419

Imperial Logistics Ltd.	82,404	284

MTN Group Ltd.	83,708	532

Naspers Ltd., Class N	25,815	3,922

Redefine Properties Ltd.	876,413	454

Reinet Investments S.C.A.	12,144	220

Sibanye Gold Ltd. ADR *	32,058	173

Standard Bank Group Ltd.	410,611	4,743

Truworths International Ltd.	1,274,956	4,465
		27,492

South Korea – 13.9%

Amorepacific Corp.	42,958	5,068

Cheil Worldwide, Inc.	15,923	330

Daelim Industrial Co. Ltd.	1,627	142

Doosan Bobcat, Inc.	4,517	134

Hana Financial Group, Inc.	10,116	299

Hyundai Glovis Co. Ltd.	1,758	229

Hyundai Mobis Co. Ltd.	24,597	5,196

Hyundai Motor Co.	91,558	10,259

Industrial Bank of Korea	38,554	426

Innocean Worldwide, Inc.	692	39

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

South Korea – 13.9% – continued

Kia Motors Corp.	16,002	$612

Korea Investment Holdings Co. Ltd.	1,460	91

Korea Zinc Co. Ltd.	878	329

KT Corp. ADR	17,330	196

KT&G Corp.	6,724	594

Kumho Petrochemical Co. Ltd.	2,041	121

LG Household & Health Care Ltd.	2,928	3,205

LG Uplus Corp.	34,468	394

Meritz Fire & Marine Insurance Co. Ltd.	4,706	75

Meritz Securities Co. Ltd.	45,794	193

NAVER Corp.	11,642	1,531

Orion Corp.	60,515	4,979

POSCO	37,298	7,064

Sam Chun Dang Pharm Co. Ltd.	4,047	116

Samsung Electronics Co. Ltd.	734,296	29,959

Samsung SDS Co. Ltd.	1,542	246

Shinhan Financial Group Co. Ltd.	33,767	1,177

SK Holdings Co. Ltd.	1,740	296

SK Hynix, Inc.	83,455	5,739

SK Telecom Co. Ltd.	969	195

Ssangyong Cement Industrial Co. Ltd.	188,510	961
		80,195

Switzerland – 0.2%

Nestle S.A. (Registered)	12,748	1,383

Taiwan – 11.1%

AU Optronics Corp.	249,000	63

Catcher Technology Co. Ltd.	666,000	5,045

Chailease Holding Co. Ltd.	127,368	515

Chicony Electronics Co. Ltd.	39,200	115

Chipbond Technology Corp.	148,000	274

Delta Electronics, Inc.	142,000	609

Elan Microelectronics Corp.	91,000	253

Giant Manufacturing Co. Ltd.	244,000	1,665

Hon Hai Precision Industry Co. Ltd.	2,571,668	6,088

Largan Precision Co. Ltd.	30,560	4,417

Lite-On Technology Corp.	327,000	519

Mega Financial Holding Co. Ltd.	271,000	251

Novatek Microelectronics Corp.	40,000	230

Phison Electronics Corp.	47,000	419

President Chain Store Corp.	61,800	578

Radiant Opto-Electronics Corp.	89,000	340

Realtek Semiconductor Corp.	330,000	2,445

Taiwan Semiconductor Manufacturing Co. Ltd.	2,642,542	23,279

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

Taiwan – 11.1% – continued

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	276,100	$12,833

Tripod Technology Corp.	78,000	280

Unimicron Technology Corp.	284,000	400

Uni-President Enterprises Corp.	369,000	890

United Microelectronics Corp.	1,169,000	506

Win Semiconductors Corp.	138,000	1,239

Yuanta Financial Holding Co. Ltd.	897,000	535

Zhen Ding Technology Holding Ltd.	118,000	422
		64,210

Thailand – 2.3%

Airports of Thailand PCL NVDR	720,400	1,762

Bumrungrad Hospital PCL NVDR	25,100	105

CP ALL PCL NVDR	998,500	2,654

Jasmine International PCL NVDR	679,800	143

Kasikornbank PCL NVDR	35,200	180

Krungthai Card PCL NVDR	214,000	298

PTT Exploration & Production PCL NVDR	253,800	1,007

PTT PCL NVDR	368,300	556

Quality Houses PCL NVDR	1,638,000	142

Siam Commercial Bank (The) PCL (Registered)	1,384,100	5,340

Siam Global House PCL NVDR	1,122,500	570

Sino-Thai Engineering & Construction PCL NVDR	203,300	133

Supalai PCL NVDR	157,700	93

Thanachart Capital PCL NVDR	150,463	280
		13,263

Turkey – 1.2%

Akbank T.A.S. *	136,136	196

BIM Birlesik Magazalar A.S.	75,643	659

Haci Omer Sabanci Holding A.S.	60,683	103

KOC Holding A.S.	110,375	370

Tofas Turk Otomobil Fabrikasi A.S.	53,703	193

Turkcell Iletisim Hizmetleri A.S.	2,354,999	5,423
		6,944

United Arab Emirates – 1.3%

Abu Dhabi Commercial Bank PJSC	73,302	157

Aldar Properties PJSC	281,831	160

Dubai Investments PJSC	687,455	241

Dubai Islamic Bank PJSC	334,548	478

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 91.2% (1) – continued

United Arab Emirates – 1.3% – continued

Emaar Properties PJSC	4,363,272	$5,479

First Abu Dhabi Bank PJSC	162,254	665
		7,180

United Kingdom – 0.3%

AstraZeneca PLC	7,713	685

Diageo PLC	19,910	815
		1,500

United States – 2.2%

Copa Holdings S.A., Class A	8,850	874

Estee Lauder (The) Cos., Inc., Class A	8,308	1,653

Mastercard, Inc., Class A	3,520	956

Match Group, Inc.	10,600	757

Microsoft Corp.	15,650	2,176

Tenaris S.A. ADR	188,432	3,991

Visa, Inc., Class A	13,740	2,363
		12,770
Total Common Stocks
(Cost $443,297)		525,321

PARTICIPATION (EQUITY LINKED) NOTES – 0.5%

United Kingdom – 0.5%

Al Rajhi Bank, Issued by HSBC Bank PLC, Expires 1/19/21	21,050	355

Bank for Foreign Trade of Vietnam JSC, Issued by HSBC Bank PLC, Expires 10/29/20	543,990	1,926

Leejam Sports Co. JSC, Issued by HSBC Bank PLC, Expires 5/25/21	28,077	611
		2,892
Total Participation (Equity Linked) Notes
(Cost $2,593)		2,892

PREFERRED STOCKS – 3.5% (1)

Brazil – 3.3%

Banco Bradesco S.A. ADR *	277,207	2,257

Banco do Estado do Rio Grande do Sul S.A., Class B, 0.35%% (6)	48,600	263

Cia Brasileira de Distribuicao ADR *	6,878	132

Itau Unibanco Holding S.A., 0.51% (6)	34,841	294

Itau Unibanco Holding S.A. ADR, 0.52%% (6)	1,181,215	9,934

Lojas Americanas S.A. *	1,269,983	6,067
		18,947

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
PREFERRED STOCKS – 3.5% (1) – continued

South Korea – 0.2%

Samsung Electronics Co. Ltd., 3.59% (6)	38,781	$1,275
Total Preferred Stocks
(Cost $16,454)		20,222

INVESTMENT COMPANIES –4.3%

iShares Core MSCI Emerging Markets ETF	219,422	10,756

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (7) (8)	14,176,025	14,176
Total Investment Companies
(Cost $25,046)		24,932

	PRINCIPAL AMOUNT (000s)	VALUE (000s)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bills,, 2.00%, 1/9/20 (9) (10)	$1,990	$1,980
Total Short-Term Investments
(Cost $1,979)		1,980

Total Investments – 99.8%
(Cost $489,369)		575,347

Other Assets less Liabilities – 0.2%		1,110
Net Assets – 100.0%		$576,457

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)

Restricted security that has been deemed illiquid. At September 30, 2019, the value of this restricted illiquid security amounted to approximately $2,638,000 or 0.5% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)

Tianhe Chemicals Group Ltd.	6/13/14- 12/15/14	$4,079

(5)	Level 3 asset that is worthless, bankrupt or has been delisted.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2019 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

MSCI Emerging Markets Index	266	$13,325	Long	12/19	$(158)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.5%
Consumer Discretionary	15.8
Consumer Staples	13.5
Energy	4.2
Financials	18.9
Health Care	1.7
Industrials	7.2
Information Technology	22.3
Materials	5.2
Real Estate	2.4
Utilities	0.3

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	19.0%
Hong Kong Dollar	15.4
Korean Won	14.5
Brazilian Real	9.4
Taiwan Dollar	9.2
Indian Rupee	8.5
All other currencies less than 5%	24.0

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,258	$–	$–	$1,258
Brazil	50,340	–	–	50,340
Canada	1,475	–	–	1,475
Chile	817	–	–	817
China	21,540	83,725	–	105,265
Colombia	172	–	–	172
India	570	47,718	–	48,288
Israel	814	–	–	814
Mexico	35,432	–	–	35,432
Netherlands	1,215	–	–	1,215
Peru	446	–	–	446
Philippines	80	4,195	–	4,275
Russia	1,099	12,140	–	13,239
South Africa	173	27,319	–	27,492
South Korea	196	79,999	–	80,195
Taiwan	22,748	41,462	–	64,210
United States	12,770	–	–	12,770
All Other Countries (1)	–	77,618	–	77,618
Total Common Stocks	151,145	374,176	–	525,321
Participation (Equity Linked) Notes (1)	–	2,892	–	2,892
Preferred Stocks:
Brazil	18,947	–	–	18,947
South Korea	–	1,275	–	1,275
Total Preferred Stocks	18,947	1,275	–	20,222
Investment Companies	24,932	–	–	24,932
Short-Term Investments	–	1,980	–	1,980
Total Investments	$195,024	$380,323	$–	$575,347

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(158)	$–	$–	$(158)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1)

Argentina – 0.2%
Globant S.A.*	5,302	$486

YPF S.A. ADR	104,266	964
		1,450

Australia – 1.8%

Appen Ltd.	20,457	293

Beach Energy Ltd.	587,599	1,011

Charter Hall Group	132,837	1,045

CSL Ltd.	66,731	10,545

CSR Ltd.	115,094	332

Downer EDI Ltd.	69,772	368

Magellan Financial Group Ltd.	10,468	364

Mineral Resources Ltd.	47,060	427

Northern Star Resources Ltd.	72,100	532

OZ Minerals Ltd.	53,202	347

Seven Group Holdings Ltd.	28,201	331
		15,595

Austria – 0.1%

Mayr Melnhof Karton A.G.	7,124	858

Rhi Magnesita N.V.	5,646	282
		1,140

Belgium – 0.6%

Ageas	57,602	3,197

D’ieteren S.A./N.V.	31,727	1,721

Warehouses De Pauw – C.V.A.	2,963	544
		5,462

Brazil – 0.4%

Embraer S.A. ADR	205,046	3,537

Canada – 5.7%

Air Canada *	16,644	543

ARC Resources Ltd.	96,123	458

B2Gold Corp. *	86,758	282

Barrick Gold Corp.	195,929	3,390

BRP, Inc. (Sub Voting)	13,247	515

Cameco Corp.	68,012	646

Canada Goose Holdings, Inc. *	14,249	627

Canadian Apartment Properties REIT	11,943	491

Canadian Imperial Bank of Commerce	15,897	1,312

Canadian Pacific Railway Ltd.	42,915	9,547

Canadian Western Bank	14,614	367

Celestica, Inc. *	133,564	958

Detour Gold Corp. *	30,685	450

Dollarama, Inc.	101,480	3,633

Dorel Industries, Inc., Class B	77,842	534

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Canada – 5.7% – continued

E-L Financial Corp. Ltd.	2,033	$1,153

Encana Corp.	798,900	3,660

Enerflex Ltd.	23,157	203

Entertainment One Ltd.	43,480	303

Finning International, Inc.	20,851	365

Gildan Activewear, Inc.	60,933	2,163

IMAX Corp. *	13,624	299

Kinross Gold Corp. *	367,660	1,691

Kirkland Lake Gold Ltd.	16,241	728

Manulife Financial Corp.	95,423	1,750

Northland Power, Inc.	21,635	415

Parex Resources, Inc. *	39,642	607

Shopify, Inc., Class A *	30,945	9,644

Tamarack Valley Energy Ltd. *	168,914	259

TFI International, Inc.	14,323	438

Tourmaline Oil Corp.	50,678	501

Tricon Capital Group, Inc.	43,967	337
		48,269

China – 1.9%

Baidu, Inc. ADR *	27,980	2,875

China Telecom Corp. Ltd., Class H	4,949,795	2,262

Dongfeng Motor Group Co. Ltd., Class H	3,128,119	2,991

Sinopharm Group Co. Ltd., Class H	126,712	398

Tencent Holdings Ltd.	185,505	7,873
		16,399

Czech Republic – 0.1%

O2 Czech Republic A.S.	64,468	583

Denmark – 1.6%

AP Moller – Maersk A/S, Class B	2,673	3,031

Chr Hansen Holding A/S	49,722	4,221

Dfds A/S	8,001	291

Drilling Co. of 1972 (The) A/S *	5,414	304

DSV A/S	53,020	5,050

GN Store Nord A/S	9,157	372

Royal Unibrew A/S	8,813	727
		13,996

Finland – 0.5%

Adapteo OYJ *	20,257	232

Kemira OYJ	18,671	275

Nokia OYJ	508,789	2,578

Outotec OYJ *	61,595	361

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Finland – 0.5% – continued

Tieto OYJ	9,475	$243

Valmet OYJ	21,349	414
		4,103

France – 9.1%

Air France-KLM *	14,115	148

Alstom S.A.	7,228	300

Alten S.A.	5,886	673

Arkema S.A.	7,829	731

BNP Paribas S.A.	167,684	8,176

Carrefour S.A.	94,686	1,657

Cie de Saint-Gobain	129,244	5,077

Danone S.A.	8,661	763

Eiffage S.A.	8,291	860

Engie S.A.	178,089	2,910

EssilorLuxottica S.A.	47,823	6,913

EssilorLuxottica S.A. (Euronext Paris Exchange)	15,781	2,276

Faurecia S.A.	6,911	329

Fnac Darty S.A. *	3,152	199

Korian S.A.	11,571	476

LVMH Moet Hennessy Louis Vuitton S.E.	23,933	9,527

Nexity S.A.	7,961	379

Pernod Ricard S.A.	38,680	6,886

Renault S.A.	42,368	2,434

Rexel S.A.	250,348	2,682

Savencia S.A.	20,596	1,446

SCOR S.E.	7,300	302

Societe BIC S.A.	13,743	923

Societe Generale S.A.	117,952	3,236

SOITEC *	4,038	399

Teleperformance	6,559	1,423

Television Francaise 1	41,962	369

TOTAL S.A.	213,318	11,105

Ubisoft Entertainment S.A. *	61,935	4,479

Worldline S.A./France (2) *	5,216	329
		77,407

Germany – 5.5%

adidas A.G.	29,952	9,322

alstria office REIT-A.G.	33,650	577

AURELIUS Equity Opportunities S.E. & Co. KGaA	6,984	288

BASF S.E.	92,266	6,454

Bayer A.G. (Registered)	27,219	1,919

Bechtle A.G.	3,770	384

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Germany – 5.5% – continued

Carl Zeiss Meditec A.G. (Bearer)	7,862	$896

CECONOMY A.G. *	151,078	818

Commerzbank A.G.	65,452	380

Daimler A.G. (Registered)	54,244	2,694

Deutsche Lufthansa A.G. (Registered)	101,478	1,613

Deutsche Pfandbriefbank A.G. (2)	19,618	239

Deutsche Post A.G. (Registered)	95,877	3,203

Deutz A.G.	38,791	225

Draegerwerk A.G. & Co. KGaA	2,681	614

Draegerwerk A.G. & Co. KGaA (Frankfurt Exchange)	37,057	1,307

E.ON S.E.	129,930	1,263

Fraport A.G. Frankfurt Airport Services Worldwide	4,757	403

Gerresheimer A.G.	4,513	324

HUGO BOSS A.G.	4,339	233

Infineon Technologies A.G.	13,077	235

Krones A.G.	21,746	1,314

METRO A.G.	51,627	815

Puma S.E.	3,542	274

Rheinmetall A.G.	5,131	649

RHOEN-KLINIKUM A.G.	63,137	1,414

RWE A.G.	52,738	1,650

Salzgitter A.G.	19,180	322

SAP S.E.	29,107	3,422

Siemens A.G. (Registered)	26,045	2,791

TAG Immobilien A.G. *	26,505	605
		46,647

Hong Kong – 2.6%

AIA Group Ltd.	849,800	7,974

China High Precision Automation Group Ltd. (3)*	982,000	5

China Merchants Port Holdings Co. Ltd.	512,088	774

China Mobile Ltd.	155,000	1,286

China Mobile Ltd. (OTC Exchange)	805,399	6,684

China Unicom Hong Kong Ltd.	3,479,403	3,679

First Pacific Co. Ltd.	1,410,000	539

Melco International Development Ltd.	113,000	271

Towngas China Co. Ltd. *	395,000	297

Yue Yuen Industrial Holdings Ltd.	209,000	574
		22,083

Hungary – 0.0%

Magyar Telekom Telecommunications PLC	299,825	429

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

India – 1.0%

HDFC Bank Ltd. ADR	143,886	$8,209

Ireland – 3.7%

Accenture PLC, Class A	53,744	10,338

Bank of Ireland Group PLC	498,079	1,985

C&C Group PLC	321,370	1,453

Dalata Hotel Group PLC	51,092	274

Experian PLC	325,953	10,414

Grafton Group PLC	34,390	321

ICON PLC *	27,574	4,063

Ryanair Holdings PLC ADR *	34,683	2,302

UDG Healthcare PLC	55,239	510
		31,660

Israel – 0.2%

Israel Discount Bank Ltd., Class A	71,455	314

Taro Pharmaceutical Industries Ltd.	17,428	1,315
		1,629

Italy – 3.0%

ACEA S.p.A.	26,000	519

Amplifon S.p.A.	29,597	726

Assicurazioni Generali S.p.A.	163,321	3,167

BPER Banca	332,993	1,289

Buzzi Unicem S.p.A.	16,699	383

Credito Emiliano S.p.A.	183,735	991

DiaSorin S.p.A.	3,164	368

Eni S.p.A.	373,780	5,709

Infrastrutture Wireless Italiane S.p.A. (2)	46,616	484

Saipem S.p.A. *	419,040	1,899

Saras S.p.A.	131,053	225

UniCredit S.p.A.	862,255	10,187
		25,947

Japan – 18.0%

Adastria Co. Ltd.	10,600	239

ADEKA Corp.	78,800	984

Advantest Corp.	9,600	425

Anritsu Corp.	17,800	352

Benesse Holdings, Inc.	21,891	571

Calbee, Inc.	60,700	1,893

Canon, Inc.	65,541	1,750

Capcom Co. Ltd.	12,200	323

Chiyoda Corp. *	96,523	253

Chudenko Corp.	47,500	1,033

Citizen Watch Co. Ltd.	230,726	1,133

Dai Nippon Printing Co. Ltd.	57,300	1,489

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Japan – 18.0% – continued

Daifuku Co. Ltd.	5,800	$302

Daihen Corp.	9,300	281

Dai-ichi Life Holdings, Inc.	167,950	2,552

Daiseki Co. Ltd.	11,300	290

DeNA Co. Ltd.	89,955	1,587

Denka Co. Ltd.	9,600	266

Dip Corp.	16,700	406

East Japan Railway Co.	38,000	3,635

Eisai Co. Ltd.	15,831	809

FANUC Corp.	21,000	3,984

Fuji Media Holdings, Inc.	116,091	1,501

Fuji Oil Holdings, Inc.	8,900	258

Fujitsu Ltd.	23,097	1,855

FULLCAST Holdings Co. Ltd.	12,300	250

Gree, Inc.	210,270	963

Hachijuni Bank (The) Ltd.	391,400	1,602

Hitachi Metals Ltd.	154,102	1,674

Honda Motor Co. Ltd.	209,406	5,452

Inpex Corp.	327,695	2,989

Invincible Investment Corp.	961	593

Japan Lifeline Co. Ltd.	18,800	303

JCR Pharmaceuticals Co. Ltd.	5,100	393

JGC Corp.	144,425	1,904

JSR Corp.	176,340	2,840

Kanamoto Co. Ltd.	11,400	285

KDDI Corp.	156,000	4,078

Kenedix Office Investment Corp.	62	490

Keyence Corp.	11,260	7,015

Kissei Pharmaceutical Co. Ltd.	86,500	2,096

Kumagai Gumi Co. Ltd.	11,400	326

Lasertec Corp.	9,000	568

Maeda Corp.	30,400	266

Makino Milling Machine Co. Ltd.	6,200	272

Mani, Inc.	11,700	308

Matsumotokiyoshi Holdings Co. Ltd.	11,400	419

Medipal Holdings Corp.	48,400	1,082

Mitsubishi Estate Co. Ltd.	119,200	2,308

Mitsubishi Heavy Industries Ltd.	60,875	2,395

Mitsubishi Motors Corp.	153,200	669

Mitsubishi Shokuhin Co. Ltd.	72,800	1,829

Mitsubishi Tanabe Pharma Corp.	198,000	2,180

Mitsubishi UFJ Financial Group, Inc.	943,769	4,810

Mizuho Financial Group, Inc.	1,839,996	2,829

NET One Systems Co. Ltd.	35,600	965

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Japan – 18.0% – continued

Nikon Corp.	118,903	$1,494

Nippon Accommodations Fund, Inc.	88	548

Nippon Suisan Kaisha Ltd.	72,400	412

Nippon Television Holdings, Inc.	93,776	1,208

Nissan Motor Co. Ltd.	290,600	1,820

Nitto Denko Corp.	36,090	1,749

Nomura Holdings, Inc.	686,200	2,902

North Pacific Bank Ltd.	104,600	223

Open House Co. Ltd.	18,000	431

PALTAC CORPORATION	10,300	506

Penta-Ocean Construction Co. Ltd.	74,300	411

Pressance Corp.	25,400	410

Rengo Co. Ltd.	36,600	265

Resona Holdings, Inc.	662,400	2,853

Round One Corp.	28,100	420

Sankyo Co. Ltd.	52,900	1,825

Sankyu, Inc.	6,700	350

Sanwa Holdings Corp.	32,000	360

Sawai Pharmaceutical Co. Ltd.	6,500	336

Sega Sammy Holdings, Inc.	122,700	1,726

Seino Holdings Co. Ltd.	27,800	348

Shiga Bank (The) Ltd.	15,800	361

Shimamura Co. Ltd.	28,868	2,295

Ship Healthcare Holdings, Inc.	9,700	414

Shizuoka Bank (The) Ltd.	238,300	1,785

Sompo Holdings, Inc.	60,300	2,535

Starts Corp., Inc.	12,500	306

Sumitomo Bakelite Co. Ltd.	6,200	244

Sumitomo Mitsui Financial Group, Inc.	184,650	6,342

Sumitomo Mitsui Trust Holdings, Inc.	72,612	2,632

Sushiro Global Holdings Ltd.	5,700	383

T&D Holdings, Inc.	369,771	3,948

Tadano Ltd.	25,800	247

Taisho Pharmaceutical Holdings Co. Ltd.	10,400	759

Taiyo Yuden Co. Ltd.	12,800	315

Takasago Thermal Engineering Co. Ltd.	19,600	324

Takeda Pharmaceutical Co. Ltd.	294,613	10,094

THK Co. Ltd.	57,600	1,527

TIS, Inc.	15,100	871

Toagosei Co. Ltd.	135,500	1,536

Toda Corp.	42,700	247

Tokai Carbon Co. Ltd.	31,000	312

Tokyo Ohka Kogyo Co. Ltd.	37,400	1,400

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Japan – 18.0% – continued

Tokyo Steel Manufacturing Co. Ltd.	46,400	$357

Tomy Co. Ltd.	26,500	304

Toyo Suisan Kaisha Ltd.	40,200	1,611

Toyo Tire Corp.	20,700	263

TSI Holdings Co. Ltd.	179,100	995

Tsubaki Nakashima Co. Ltd.	17,100	256

TV Asahi Holdings Corp.	69,700	1,100

UT Group Co. Ltd.	11,400	244

Wacoal Holdings Corp.	46,700	1,206

Yahoo Japan Corp.	1,414,180	4,001

Yamato Kogyo Co. Ltd.	11,500	287

Zenkoku Hosho Co. Ltd.	14,700	575
		152,997

Jordan – 0.1%

Hikma Pharmaceuticals PLC	18,711	506

Mexico – 1.0%

Cemex S.A.B. de C.V. ADR (Participation Certificate)	160,298	628

Fibra Uno Administracion S.A. de C.V.	946,717	1,387

Industrias Bachoco S.A.B. de C.V., Series B	128,193	563

Wal-Mart de Mexico S.A.B. de C.V.	2,002,996	5,937
		8,515

Netherlands – 3.4%

ABN AMRO Bank N.V. – C.V.A. (2)	64,605	1,139

Akzo Nobel N.V.	31,974	2,853

ASM International N.V.	5,642	521

ASML Holding N.V. (Registered)	23,210	5,766

ASR Nederland N.V.	14,043	519

Euronext N.V. (2)	8,957	732

ING Groep N.V.	553,856	5,806

Intertrust N.V. (2)	15,651	306

PostNL N.V.	452,038	1,005

Royal Dutch Shell PLC, Class B	347,190	10,199

TKH Group N.V. – C.V.A.	5,100	254
		29,100

New Zealand – 0.0%

Summerset Group Holdings Ltd.	69,023	286

Norway – 0.4%

Bakkafrost P/F	4,821	285

FLEX LNG Ltd. *	24,307	231

Norsk Hydro ASA	763,519	2,695
		3,211

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Russia – 0.7%

Gazprom PJSC ADR	383,738	$2,644

LUKOIL PJSC ADR	21,338	1,762

Sberbank of Russia PJSC ADR (London Exchange)	107,383	1,521
		5,927

Singapore – 0.1%

Frasers Logistics & Industrial Trust	517,700	464

Slovenia – 0.1%

Nova Ljubljanska Banka dd GDR (2)	72,541	863

South Africa – 0.7%

Anglo American Platinum Ltd.	16,714	1,008

Gold Fields Ltd. ADR	367,543	1,808

Impala Platinum Holdings Ltd.*	237,161	1,492

MTN Group Ltd.	198,855	1,265
		5,573

South Korea – 3.0%

AfreecaTV Co. Ltd.	7,358	396

Douzone Bizon Co. Ltd.	6,694	364

F&F Co. Ltd.	3,603	292

GS Home Shopping, Inc.	1,812	234

Kangwon Land, Inc.	19,760	489

KB Financial Group, Inc.	74,103	2,651

Korea United Pharm, Inc.	12,437	200

KT Corp. ADR	244,835	2,769

KT&G Corp.	19,040	1,681

Lotte Chilsung Beverage Co. Ltd.	5,200	603

Lotte Confectionery Co. Ltd.	2,361	290

Lotte Corp.	15,721	474

Maeil Dairies Co. Ltd.	4,739	364

Meritz Securities Co. Ltd.	62,613	264

NongShim Co. Ltd.	1,936	402

Partron Co. Ltd.	24,657	265

S-1 Corp.	20,165	1,653

Samsung Electronics Co. Ltd.	106,720	4,354

SFA Engineering Corp.	10,445	369

Shinhan Financial Group Co. Ltd.	68,111	2,374

SK Innovation Co. Ltd.	5,018	699

SK Telecom Co. Ltd.	17,340	3,489

SL Corp.	12,837	257

Soulbrain Co. Ltd.	6,180	377
		25,310

Spain – 1.7%

Almirall S.A.	20,404	357

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Spain – 1.7% – continued

Amadeus IT Group S.A.	83,675	$6,001

Applus Services S.A.	18,651	242

Atlantica Yield PLC	11,253	271

Atresmedia Corp. de Medios de Comunicacion S.A.	287,186	1,107

Bankinter S.A.	31,168	197

CaixaBank S.A.	1,858,772	4,889

Cia de Distribucion Integral Logista Holdings S.A.	15,480	302

Masmovil Ibercom S.A. *	19,704	401

Merlin Properties Socimi S.A.	54,866	766
		14,533

Sweden – 0.9%

Atlas Copco AB, Class A	144,267	4,442

Dometic Group AB (2)	46,115	362

Evolution Gaming Group AB (2)	19,561	385

Loomis AB, Class B	11,460	403

Peab AB	32,737	291

Resurs Holding AB (2)	42,704	253

SSAB AB, Class B	111,471	277

THQ Nordic AB *	12,656	312

Wihlborgs Fastigheter AB	46,091	749
		7,474

Switzerland – 8.2%

ABB Ltd. (Registered)	260,803	5,123

Adecco Group A.G. (Registered)	74,492	4,120

Alcon, Inc. *	124,330	7,256

Barry Callebaut A.G. (Registered)	138	285

Bucher Industries A.G. (Registered)	941	295

Cembra Money Bank A.G.	2,711	282

Chubb Ltd.	54,653	8,823

Coca-Cola HBC A.G. – CDI *	17,789	581

Forbo Holding A.G. (Registered)	244	362

Geberit A.G. (Registered)	10,650	5,085

Georg Fischer A.G. (Registered)	337	293

Helvetia Holding A.G. (Registered)	2,148	297

Julius Baer Group Ltd. *	72,899	3,234

LafargeHolcim Ltd. (Registered) (Swiss Exchange) *	72,134	3,555

Logitech International S.A. (Registered)	21,917	890

Nestle S.A. (Registered)	85,929	9,321

Novartis A.G. (Registered)	35,948	3,121

Pargesa Holding S.A. (Bearer)	22,720	1,748

PSP Swiss Property A.G. (Registered)	4,428	562

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

Switzerland – 8.2% – continued

Roche Holding A.G. (Genusschein)	8,666	$2,527

Sika A.G. (Registered)	32,500	4,757

Straumann Holding A.G. (Registered)	588	481

Sulzer A.G. (Registered)	3,284	323

Swiss Life Holding A.G. (Registered)	2,172	1,038

UBS Group A.G. (Registered) *	401,627	4,566

Vontobel Holding A.G. (Registered)	7,549	409

Wizz Air Holdings PLC (2)*	8,643	384
		69,718

Taiwan – 1.5%

Asustek Computer, Inc.	205,000	1,368

Innolux Corp.	3,973,000	848

MediaTek, Inc.	55,027	656

Shin Kong Financial Holding Co. Ltd. *	4,187,128	1,267

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	181,851	8,452
		12,591

Turkey – 0.0%

Akbank T.A.S. *	297,376	428

United Kingdom – 13.9%

Aggreko PLC	21,186	216

Anglo American PLC	140,260	3,231

Ashmore Group PLC	79,384	494

AstraZeneca PLC	39,894	3,545

Auto Trader Group PLC (2)	56,983	357

Avast PLC (2)	56,062	268

AVEVA Group PLC	7,425	338

Aviva PLC	514,116	2,521

B&M European Value Retail S.A.	61,298	286

Babcock International Group PLC	213,711	1,468

Balfour Beatty PLC	755,387	2,062

Barclays PLC	2,574,003	4,757

Beazley PLC	48,479	371

Bellway PLC	8,579	353

BP PLC	1,335,342	8,443

British American Tobacco PLC	120,751	4,464

British Land (The) Co. PLC	195,809	1,409

BT Group PLC	1,141,456	2,508

Cairn Energy PLC *	139,895	329

Centrica PLC	1,552,053	1,407

Cineworld Group PLC	142,815	400

Clinigen Group PLC	33,563	356

Coats Group PLC	223,887	205

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

United Kingdom – 13.9% – continued

Cobham PLC *	737,770	$1,423

Compass Group PLC	329,524	8,478

Computacenter PLC	23,883	380

Cranswick PLC	7,869	285

De La Rue PLC	311,376	856

Electrocomponents PLC	54,363	431

G4S PLC	360,536	839

HSBC Holdings PLC	605,470	4,645

Hunting PLC	33,022	186

Intermediate Capital Group PLC	28,169	504

ITV PLC	592,201	915

J Sainsbury PLC	1,460,776	3,948

JD Sports Fashion PLC	120,476	1,113

Johnson Matthey PLC	46,261	1,740

Keller Group PLC	25,498	178

Kingfisher PLC	1,585,610	4,031

Land Securities Group PLC	131,116	1,381

Linde PLC	24,169	4,687

Lloyds Banking Group PLC	3,434,118	2,290

LondonMetric Property PLC	124,674	333

Marks & Spencer Group PLC	1,478,132	3,352

Meggitt PLC	42,722	334

Micro Focus International PLC	101,915	1,438

Mitie Group PLC	632,964	1,139

Moneysupermarket.com Group PLC	62,725	292

National Express Group PLC	81,259	433

Nomad Foods Ltd. *	16,039	329

OneSavings Bank PLC	81,899	372

Premier Foods PLC *	1,025,867	409

Prudential PLC	277,179	5,034

Redrow PLC	39,239	298

RELX PLC (London Exchange)	34,292	814

Rolls-Royce Holdings PLC *	439,990	4,285

Safestore Holdings PLC	67,359	553

Smith & Nephew PLC	266,807	6,427

SSE PLC	175,061	2,682

Standard Chartered PLC	420,063	3,531

Stock Spirits Group PLC	87,936	252

Synthomer PLC	49,599	198

Tate & Lyle PLC	59,759	541

UNITE Group (The) PLC	38,348	515

Vesuvius PLC	51,030	286

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 93.5% (1) – continued

United Kingdom – 13.9% – continued

Vodafone Group PLC	1,691,577	$3,369

Wm Morrison Supermarkets PLC	1,147,423	2,826
		118,140

United States – 1.8%

Banco Latinoamericano de Comercio Exterior S.A., Class E	43,580	869

Carnival PLC	11,389	472

Mettler-Toledo International, Inc. *	8,135	5,730

ResMed, Inc.	61,173	8,265
		15,336
Total Common Stocks
(Cost $755,630)		795,517

PREFERRED STOCKS – 0.8% (1)

Germany – 0.8%

Volkswagen A.G., 3.11% (4)	41,452	7,051
Total Preferred Stocks
(Cost $5,960)		7,051

INVESTMENT COMPANIES – 4.5%

iShares Core MSCI EAFE ETF	4,100	250

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (5) (6)	37,227,055	37,227

Vanguard FTSE Developed Markets ETF	15,297	629
Total Investment Companies
(Cost $38,055)		38,106

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 2.00%, 1/9/20 (7) (8)	$4,460	$4,438
Total Short-Term Investments
(Cost $4,435)		4,438

Total Investments – 99.3%
(Cost $804,080)		845,112

Other Assets less Liabilities – 0.7%		5,977
Net Assets – 100.0%		$851,089

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Level 3 asset.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2019 is disclosed.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

MSCI EAFE Index	160	$15,187	Long	12/19	$10

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	8.0%
Consumer Discretionary	12.1
Consumer Staples	6.7
Energy	6.9
Financials	20.0
Health Care	10.3
Industrials	15.0
Information Technology	9.7
Materials	7.8
Real Estate	2.1
Utilities	1.4

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	25.4%
Japanese Yen	19.0
British Pound	17.1
United States Dollar	13.4
Swiss Franc	7.5
All other currencies less than 5%	17.6

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$1,450	$–	$–	$1,450
Brazil	3,537	–	–	3,537
Canada	47,966	303	–	48,269
China	2,875	13,524	–	16,399
Germany	614	46,033	–	46,647
Hong Kong	–	22,078	5	22,083
India	8,209	–	–	8,209
Ireland	16,703	14,957	–	31,660
Israel	1,315	314	–	1,629
Mexico	8,515	–	–	8,515
Netherlands	5,766	23,334	–	29,100
Slovenia	863	–	–	863
South Africa	1,808	3,765	–	5,573
South Korea	2,769	22,541	–	25,310
Spain	271	14,262	–	14,533
Switzerland	8,823	60,895	–	69,718
Taiwan	9,719	2,872	–	12,591
United Kingdom	329	117,811	–	118,140
United States	14,864	472	–	15,336
All Other Countries (1)	–	315,955	–	315,955
Total Common Stocks	136,396	659,116	5	795,517
Preferred Stocks (1)	–	7,051	–	7,051
Investment Companies	38,106	–	–	38,106
Short-Term Investments	–	4,438	–	4,438
Total Investments	$174,502	$670,605	$5	$845,112

OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$10	$–	$–	$10

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% (1)

Australia – 4.4%

Atlas Arteria Ltd.	1,857,045	$9,784

AusNet Services	4,663,844	5,709

Spark Infrastructure Group	11,499,775	16,771

Transurban Group	1,625,807	16,139

		48,403

Brazil – 1.9%

CPFL Energia S.A.	764,300	6,050

EDP – Energias do Brasil S.A.	1,264,700	5,893

Transmissora Alianca de Energia Eletrica S.A.	1,200,700	8,294

		20,237

Canada – 8.6%

Atco Ltd., Class I	129,600	4,742

Enbridge, Inc.	1,003,908	35,236

Hydro One Ltd.(2)	1,824,120	33,719

TC Energy Corp.	372,815	19,304

		93,001

Chile – 0.5%

Aguas Andinas S.A., Class A	9,886,975	5,408

France – 10.9%

Eutelsat Communications S.A.	859,759	16,009

Getlink S.E.	2,421,965	36,391

SES S.A.	1,279,546	23,336

Vinci S.A.	391,965	42,249

		117,985

Germany – 3.8%

Fraport A.G. Frankfurt Airport Services Worldwide	487,861	41,379

Hong Kong – 1.6%

Power Assets Holdings Ltd.	2,658,000	17,865

Italy – 14.0%

ASTM S.p.A.	155,351	4,971

Atlantia S.p.A.	2,180,067	52,787

Hera S.p.A.	1,850,033	7,600

Italgas S.p.A.	1,770,750	11,439

Snam S.p.A.	7,026,179	35,524

Societa Iniziative Autostradali e Servizi S.p.A.	223,802	3,907

Terna Rete Elettrica Nazionale S.p.A.	5,513,223	35,408

		151,636

Japan – 1.4%

Tokyo Gas Co. Ltd.	609,700	15,415

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.9% (1) – continued

Mexico – 0.5%

ALEATICA S.A.B. de C.V.	5,508,689	$5,480

Netherlands – 2.8%

Koninklijke Vopak N.V.	599,067	30,760

Portugal – 0.4%

REN – Redes Energeticas Nacionais SGPS S.A.	1,688,169	4,710

Spain – 2.1%

Ferrovial S.A.	775,700	22,413

Switzerland – 1.9%

Flughafen Zurich A.G. (Registered)	113,970	21,099

United Kingdom – 16.1%

National Grid PLC	6,618,257	71,760

Pennon Group PLC	1,439,075	14,631

Severn Trent PLC	1,880,972	50,090

United Utilities Group PLC	3,771,848	38,285
		174,766

United States – 24.0%

Atmos Energy Corp.	217,927	24,820

CMS Energy Corp.	100,253	6,411

Crown Castle International Corp.	102,551	14,256

CSX Corp.	260,000	18,010

Edison International	247,424	18,661

Kansas City Southern	86,200	11,465

Kinder Morgan, Inc.	1,583,532	32,636

NiSource, Inc.	830,871	24,860

Norfolk Southern Corp.	205,400	36,902

PG&E Corp. *	376,362	3,764

SBA Communications Corp.	35,220	8,493

Sempra Energy	127,632	18,840

SJW Group	97,700	6,672

Union Pacific Corp.	53,600	8,682

Williams (The) Cos., Inc.	1,080,824	26,005
		260,477
Total Common Stocks
(Cost $934,162)		1,031,034

INVESTMENT COMPANIES – 3.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (3) (4)	37,866,921	37,867
Total Investment Companies
(Cost $37,867)		37,867

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 2.00%, 1/9/20 (5) (6)	$1,750	$1,741
Total Short-Term Investments
(Cost $1,740)		1,741

Total Investments – 98.5%
(Cost $973,769)		1,070,642

Other Assets less Liabilities – 1.5%		15,960
Net Assets – 100.0%		$1,086,602

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2019 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI – Morgan Stanley Capital International

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	47	$7,000	Long	12/19	$(28)

MSCI EAFE Index	58	5,505	Long	12/19	(11)

Total					$(39)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	3.8%
Energy	14.0
Industrials	32.2
Real Estate	2.2
Utilities	47.8

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
Euro	35.8%
United States Dollar	25.3
British Pound	17.0
Canadian Dollar	9.0
All other currencies less than 5%	12.9

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$20,237	$–	$–	$20,237
Canada	93,001	–	–	93,001
Chile	5,408	–	–	5,408
Mexico	5,480	–	–	5,480
United States	260,477	–	–	260,477
All Other Countries (1)	–	646,431	–	646,431
Total Common Stocks	384,603	646,431	–	1,031,034

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$37,867	$–	$–	$37,867
Short-Term Investments	–	1,741	–	1,741
Total Investments	$422,470	$648,172	$–	$1,070,642

OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(39)	$–	$–	$(39)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% (1)

Australia – 4.6%

BGP Holdings PLC (2)*	3,277,404	$–

Dexus	108,042	870

Goodman Group	174,399	1,669

GPT Group (The)	214,200	892

Mirvac Group	281,416	582

National Storage REIT	1,009,986	1,225
		5,238

Belgium – 1.7%

Shurgard Self Storage S.A.	28,466	907

Warehouses De Pauw – C.V.A.	5,772	1,060
		1,967

Canada – 3.0%

Allied Properties Real Estate Investment Trust	15,909	643

Boardwalk Real Estate Investment Trust	50,286	1,686

Granite Real Estate Investment Trust	22,413	1,085
		3,414

China – 0.3%

SOHO China Ltd.	1,078,728	309

France – 1.5%

Gecina S.A.	2,857	449

Unibail-Rodamco-Westfield	8,323	1,213
		1,662

Germany – 2.8%

alstria office REIT-A.G.	39,250	673

Deutsche Wohnen S.E.	17,536	640

LEG Immobilien A.G.	8,032	920

Vonovia S.E.	18,602	944
		3,177

Hong Kong – 6.5%

CK Asset Holdings Ltd.	127,836	870

Fortune Real Estate Investment Trust	718,000	822

Hang Lung Properties Ltd.	517,000	1,175

Hongkong Land Holdings Ltd.	114,600	646

Link REIT	190,000	2,086

Sun Hung Kai Properties Ltd.	74,631	1,079

Wharf Real Estate Investment Co. Ltd.	115,816	635
		7,313

India – 0.3%

Embassy Office Parks REIT	59,600	337

Japan – 10.7%

Advance Residence Investment Corp.	562	1,847

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% (1) – continued

Japan – 10.7% – continued

Daito Trust Construction Co. Ltd.	8,700	$1,115

Daiwa House Industry Co. Ltd.	37,700	1,228

GLP J-Reit	754	1,000

Japan Logistics Fund, Inc.	493	1,220

Kenedix Office Investment Corp.	210	1,659

Kenedix Residential Next Investment Corp.	232	457

LaSalle Logiport REIT	314	450

Mitsubishi Estate Co. Ltd.	63,621	1,232

Mitsui Fudosan Co. Ltd.	48,703	1,212

Nippon Accommodations Fund, Inc.	48	299

Sekisui House Reit, Inc.	362	324
		12,043

Jersey – 0.2%

Atrium European Real Estate Ltd. *	72,231	288

Mexico – 0.4%

Corp. Inmobiliaria Vesta S.A.B. de C.V.	280,484	431

Norway – 0.8%

Entra ASA (3)	58,473	917

Singapore – 3.9%

Ascendas India Trust	1,039,700	1,173

CapitaLand Commercial Trust	578,120	865

City Developments Ltd.	121,598	867

Keppel REIT	346,477	316

Mapletree Logistics Trust	992,600	1,165
		4,386

Spain – 0.3%

Merlin Properties Socimi S.A.	22,470	314

Thailand – 0.4%

Central Pattana PCL (Registered)	202,500	450

United Kingdom – 6.3%

Big Yellow Group PLC	67,608	864

Derwent London PLC	31,015	1,285

Grainger PLC	181,627	550

Great Portland Estates PLC	49,644	458

Hammerson PLC	130,377	454

LondonMetric Property PLC	254,923	682

Segro PLC	36,081	360

Shaftesbury PLC	95,923	1,071

Tritax Big Box REIT PLC	367,353	676

Tritax EuroBox PLC (3)	332,062	388

UNITE Group (The) PLC	27,196	365
		7,153

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% (1) – continued

United States – 51.4%

Alexandria Real Estate Equities, Inc.	16,052	$2,473

American Homes 4 Rent, Class A	61,014	1,580

American Tower Corp.	4,015	888

Americold Realty Trust	23,871	885

AvalonBay Communities, Inc.	16,525	3,558

Boston Properties, Inc.	10,987	1,424

Brixmor Property Group, Inc.	66,927	1,358

Cousins Properties, Inc.	12,275	461

CubeSmart	11,800	412

CyrusOne, Inc.	2,466	195

Digital Realty Trust, Inc.	6,200	805

Douglas Emmett, Inc.	12,129	519

Equinix, Inc.	2,495	1,439

Equity LifeStyle Properties, Inc.	11,768	1,572

Equity Residential	10,033	865

Essex Property Trust, Inc.	2,765	903

Extra Space Storage, Inc.	2,908	340

Farmland Partners, Inc.	25,248	169

HCP, Inc.	27,300	973

Highwoods Properties, Inc.	20,000	899

Hudson Pacific Properties, Inc.	4,809	161

Industrial Logistics Properties Trust	26,447	562

Kilroy Realty Corp.	18,754	1,461

Medical Properties Trust, Inc.	36,240	709

MGM Growth Properties LLC, Class A	21,736	653

Mid-America Apartment Communities, Inc.	25,015	3,252

Omega Healthcare Investors, Inc.	21,028	879

Park Hotels & Resorts, Inc.	22,764	568

Physicians Realty Trust	56,680	1,006

Prologis, Inc.	40,591	3,459

Public Storage	16,911	4,148

QTS Realty Trust, Inc., Class A	3,036	156

Regency Centers Corp.	13,000	903

Rexford Industrial Realty, Inc.	17,870	787

Ryman Hospitality Properties, Inc.	5,507	450

Simon Property Group, Inc.	14,552	2,265

Spirit Realty Capital, Inc.	4,700	225

STAG Industrial, Inc.	36,113	1,065

STORE Capital Corp.	48,085	1,799

Sun Communities, Inc.	11,449	1,700

Toll Brothers, Inc.	4,508	185

Urban Edge Properties	67,597	1,338

Ventas, Inc.	18,494	1,351

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 95.1% (1) – continued

United States – 51.4% – continued

VEREIT, Inc.	90,178	$882

VICI Properties, Inc.	93,522	2,118

Welltower, Inc.	34,256	3,105

WP Carey, Inc.	12,990	1,163
		58,068
Total Common Stocks
(Cost $95,741)		107,467

INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (4) (5)	5,158,584	5,159
Total Investment Companies
(Cost $5,159)		5,159

Total Investments – 99.6%
(Cost $100,900)		112,626

Other Assets less Liabilities – 0.4%		401
Net Assets – 100.0%		$113,027

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2019 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Diversified Real Estate Activities	7.4%
Diversified REITs	8.1
Health Care REITs	7.5
Homebuilding	0.2
Hotel & Resort REITs	1.6
Industrial REITs	14.7
Office REITs	11.9
Real Estate Development	0.8
Real Estate Operating Companies	8.2
Residential REITs	16.8
Retail REITs	10.9
Specialized REITs	11.9

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	54.6%
Japanese Yen	11.2
Euro	6.9
British Pound	6.7
Hong Kong Dollar	6.5
All other currencies less than 5%	14.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$3,414	$–	$–	$3,414
Mexico	431	–	–	431
United States	58,068	–	–	58,068
All Other Countries(1)	–	45,554	–	45,554
Total Common Stocks	61,913	45,554	–	107,467
Investment Companies	5,159	–	–	5,159
Total Investments	$67,072	$45,554	$–	$112,626

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND	SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1)

Argentina – 0.1%

MercadoLibre, Inc. *	384	$212

Australia – 0.3%

Aurizon Holdings Ltd.	61,000	243

BHP Group Ltd.	8,310	206

CSL Ltd.	1,250	197

Macquarie Group Ltd.	1,376	122

Qantas Airways Ltd.	48,124	205
		973

Austria – 0.1%

Raiffeisen Bank International A.G.	5,850	136

Belgium – 0.3%

Galapagos N.V. *	213	32

Galapagos N.V. (Euronext Amsterdam Exchange) *	751	115

Telenet Group Holding N.V.	10,259	484

UCB S.A.	4,649	338
		969

Brazil – 0.8%

Banco Bradesco S.A. *	35,300	267

Cia de Saneamento Basico do Estado de Sao Paulo *	25,600	304

Cosan S.A.	19,600	251

JBS S.A.	116,200	915

Qualicorp Consultoria e Corretora de Seguros S.A.	39,000	291

YDUQS Part	17,800	154
		2,182

Canada – 2.7%

Alimentation Couche-Tard, Inc., Class B	14,600	447

Bank of Montreal	6,950	512

CAE, Inc.	15,490	394

CGI, Inc. *	10,400	822

Constellation Software, Inc.	743	742

Enerplus Corp.	53,480	398

Fairfax Financial Holdings Ltd.	186	82

Hydro One Ltd. (2)	4,761	88

IGM Financial, Inc.	26,927	765

Magna International, Inc.	9,013	480

Manulife Financial Corp.	49,800	913

Open Text Corp.	17,400	710

Quebecor, Inc., Class B	14,300	325

Sun Life Financial, Inc.	6,100	273

Suncor Energy, Inc.	15,928	502

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

Canada – 2.7% – continued

Toronto-Dominion Bank (The)	4,000	$233

Vermilion Energy, Inc.	12,330	206
		7,892

Chile – 0.3%

Banco Santander Chile ADR	28,454	797

China – 2.4%

Agricultural Bank of China Ltd., Class H	823,000	322

Alibaba Group Holding Ltd. ADR *	2,222	372

Anhui Conch Cement Co. Ltd., Class H	170,500	1,017

Baidu, Inc. ADR *	20,428	2,099

China Construction Bank Corp., Class H	363,000	276

China Shenhua Energy Co. Ltd., Class H	292,500	585

Maanshan Iron & Steel Co. Ltd., Class H	464,000	175

Ping An Insurance Group Co. of China Ltd., Class H	54,500	631

Sinotruk Hong Kong Ltd.	62,000	92

Tencent Holdings Ltd.ADR	6,432	268

Weichai Power Co. Ltd., Class H	221,000	320

Yanzhou Coal Mining Co. Ltd., Class H	150,000	152

Yum China Holdings, Inc.	14,726	669
		6,978

Colombia – 0.1%

Ecopetrol S.A. ADR	15,129	258

Finland – 0.8%

Neste OYJ	8,460	280

Nokia OYJ	358,117	1,815

Nokian Renkaat OYJ	1,717	48

UPM-Kymmene OYJ	8,391	248
		2,391

France – 2.4%

Atos S.E.	2,059	145

Cellectis S.A. ADR *	10,186	106

Cie Generale des Etablissements Michelin S.C.A.	21,319	2,382

Dassault Aviation S.A.	290	410

Kering S.A.	636	325

Klepierre S.A.	10,864	369

Peugeot S.A.	28,778	719

Safran S.A.	6,278	990

SEB S.A.	1,300	197

Thales S.A.	7,248	834

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

France – 2.4% – continued

TOTAL S.A.	3,936	$205

Vivendi S.A.	11,690	321
		7,003

Germany – 3.1%

adidas A.G.	1,750	545

Allianz S.E. (Registered)	3,004	701

Covestro A.G. (2)	5,814	288

Deutsche Boerse A.G.	30,561	4,777

Hannover Rueck S.E.	3,360	568

MTU Aero Engines A.G.	1,039	276

Rocket Internet S.E. (2)*	3,259	84

RTL Group S.A.	5,483	264

Telefonica Deutschland Holding A.G.	524,725	1,463
		8,966

Hong Kong – 2.0%

China Mobile Ltd. (OTC Exchange)	343,000	2,847

China Resources Cement Holdings Ltd.	194,000	195

China Unicom Hong Kong Ltd.	392,000	414

CITIC Ltd.	153,000	193

CK Asset Holdings Ltd.	55,500	378

CLP Holdings Ltd.	11,000	115

Galaxy Entertainment Group Ltd.	45,000	282

Hang Seng Bank Ltd.	18,300	396

Kunlun Energy Co. Ltd.	236,000	203

Li & Fung Ltd.	1,424,000	163

WH Group Ltd. (2)	491,000	444
		5,630

India – 0.1%

Infosys Ltd. ADR	14,721	167

Indonesia – 0.1%

Bank Mandiri Persero Tbk PT	549,600	270

Bank Negara Indonesia Persero Tbk PT	220,000	114
		384

Ireland – 1.4%

Allegion PLC	14,400	1,493

Aptiv PLC	1,672	146

ICON PLC *	3,517	518

Medtronic PLC	16,300	1,770
		3,927

Israel – 0.3%

Bank Leumi Le-Israel B.M.	60,189	428

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

Israel – 0.3% – continued

Check Point Software Technologies Ltd. *	2,111	$231

Israel Discount Bank Ltd., Class A	57,000	251
		910

Italy – 0.6%

Enel S.p.A.	60,987	455

Italgas S.p.A.	9,266	60

Snam S.p.A.	259,444	1,312
		1,827

Japan – 8.3%

Asahi Group Holdings Ltd.	13,100	649

Astellas Pharma, Inc.	42,300	604

Bandai Namco Holdings, Inc.	4,800	299

Bridgestone Corp.	29,500	1,147

Brother Industries Ltd.	5,000	91

Central Japan Railway Co.	2,600	537

Daito Trust Construction Co. Ltd.	4,000	513

Daiwa House Industry Co. Ltd.	6,500	212

Fuji Electric Co. Ltd.	10,400	321

FUJIFILM Holdings Corp.	7,100	313

Hoya Corp.	12,200	996

ITOCHU Corp.	28,900	599

Japan Tobacco, Inc.	61,400	1,345

KDDI Corp.	6,000	157

Mabuchi Motor Co. Ltd.	10,700	402

Marubeni Corp.	93,900	627

Medipal Holdings Corp.	6,100	136

Mitsubishi Chemical Holdings Corp.	16,100	115

Mitsubishi UFJ Financial Group, Inc. ADR	159,000	808

Nexon Co. Ltd. *	11,400	138

Nintendo Co. Ltd.	8,700	3,239

Nippon Telegraph & Telephone Corp.	42,100	2,014

NTT DOCOMO, Inc.	81,100	2,071

Ono Pharmaceutical Co. Ltd.	6,000	109

ORIX Corp.	15,300	229

Secom Co. Ltd.	3,200	293

Shimamura Co. Ltd.	1,800	143

Shin-Etsu Chemical Co. Ltd.	3,800	409

Shionogi & Co. Ltd.	17,200	960

Shizuoka Bank (The) Ltd.	6,600	49

Showa Denko K.K.	8,900	235

Sony Corp.	14,100	828

Sony Corp. ADR	25,400	1,502

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

Japan – 8.3% – continued

Subaru Corp.	47,500	$1,343

Suntory Beverage & Food Ltd.	6,500	278

Tokio Marine Holdings, Inc.	5,200	279
		23,990

Mexico – 0.3%

Grupo Financiero Banorte S.A.B. de C.V., Series O	40,214	217

Wal-Mart de Mexico S.A.B. de C.V.	254,107	753
		970

Netherlands – 2.2%

Koninklijke Ahold Delhaize N.V.	159,009	3,978

NXP Semiconductors N.V.	12,309	1,343

Prosus N.V. *	730	54

Royal Dutch Shell PLC, Class B	28,603	840

Wolters Kluwer N.V.	1,640	120
		6,335

Norway – 0.1%

Telenor ASA	16,150	324

Russia – 0.2%

Evraz PLC	37,869	218

MMC Norilsk Nickel PJSC ADR	11,181	286
		504

Singapore – 0.3%

DBS Group Holdings Ltd.	19,600	353

Genting Singapore Ltd.	379,300	242

Singapore Exchange Ltd.	63,000	387
		982

South Africa – 0.4%

Naspers Ltd., Class N	730	111

Nedbank Group Ltd.	7,800	117

Old Mutual Ltd.	119,375	152

Standard Bank Group Ltd.	54,523	630
		1,010

South Korea – 1.1%

Hana Financial Group, Inc.	9,490	280

KB Financial Group, Inc.	3,711	133

KT Corp. ADR	15,140	171

KT&G Corp.	6,804	601

Kumho Petrochemical Co. Ltd.	1,856	110

LG Uplus Corp.	10,888	124

Samsung Electronics Co. Ltd.	26,298	1,073

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

South Korea – 1.1% – continued

Shinhan Financial Group Co. Ltd.	15,640	$545

Woori Financial Group, Inc.	13,415	140
		3,177

Spain – 1.4%

Aena S.M.E. S.A. (2)	2,621	480

Banco Bilbao Vizcaya Argentaria S.A.	40,170	210

Banco Bilbao Vizcaya Argentaria S.A. ADR	177,000	920

Endesa S.A.	47,331	1,245

Tecnicas Reunidas S.A. *	38,201	936

Telefonica S.A.	22,882	175
		3,966

Sweden – 0.5%

Atlas Copco AB, Class A	21,567	664

Sandvik AB	17,304	269

Spotify Technology S.A. *	997	114

Volvo AB, Class B	30,454	428
		1,475

Switzerland – 4.8%

Alcon, Inc. *	20,900	1,218

Chubb Ltd.	8,300	1,340

CRISPR Therapeutics A.G. *	14,073	577

Kuehne + Nagel International A.G. (Registered)	2,607	384

Nestle S.A. (Registered)	8,512	923

Novartis A.G. (Registered)	6,628	575

Novartis A.G. ADR	15,000	1,304

Partners Group Holding A.G.	449	344

Roche Holding A.G. (Genusschein)	18,251	5,323

SGS S.A. (Registered)	23	57

Swiss Life Holding A.G. (Registered)	311	149

Swisscom A.G. (Registered)	3,061	1,510

UBS Group A.G. (Registered) *	11,279	128
		13,832

Taiwan – 0.6%

Delta Electronics, Inc.	52,000	223

Formosa Petrochemical Corp.	63,000	200

Globalwafers Co. Ltd.	10,000	102

Lite-On Technology Corp.	74,000	117

Phison Electronics Corp.	14,000	125

Realtek Semiconductor Corp.	74,000	548

Uni-President Enterprises Corp.	114,000	275
		1,590

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

Thailand – 0.3%

Fabrinet *	1,321	$69

Intouch Holdings PCL NVDR	174,000	373

Kasikornbank PCL NVDR	107,600	552
		994

Turkey – 0.3%

Eregli Demir ve Celik Fabrikalari T.A.S.	118,192	144

Tupras Turkiye Petrol Rafinerileri A.S.	17,100	434

Turkiye Is Bankasi A.S., Class C *	304,938	339
		917

United Arab Emirates – 0.0%

Dubai Financial Market PJSC *	326,356	76

United Kingdom – 4.9%

3i Group PLC	61,694	885

Barratt Developments PLC	22,303	178

Fiat Chrysler Automobiles N.V.	18,998	246

GlaxoSmithKline PLC	168,566	3,608

Kingfisher PLC	16,464	42

Linde PLC	4,181	810

Lloyds Banking Group PLC	518,785	346

National Grid PLC	35,953	390

Persimmon PLC	23,790	635

Reckitt Benckiser Group PLC	17,731	1,383

RELX PLC (London Exchange)	18,051	428

Rio Tinto Ltd.	10,279	646

Smith & Nephew PLC	23,735	572

Taylor Wimpey PLC	131,350	261

Tesco PLC	130,704	387

Unilever N.V.	12,189	732

Unilever N.V. (Registered)	45,027	2,703
		14,252

United States – 50.8%

2U, Inc. *	17,181	280

Aaron’s, Inc.	3,720	239

Acadia Healthcare Co., Inc. *	2,157	67

Activision Blizzard, Inc.	4,225	224

Adobe, Inc. *	14,556	4,021

Agilent Technologies, Inc.	5,363	411

Air Lease Corp.	11,418	477

Akamai Technologies, Inc. *	5,081	464

Albemarle Corp.	3,528	245

Allegheny Technologies, Inc. *	12,120	245

Allegiant Travel Co.	1,480	221

Allergan PLC	2,561	431

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

United States – 50.8% – continued

Alphabet, Inc., Class C *	1,797	$2,191

Amazon.com, Inc. *	618	1,073

American Eagle Outfitters, Inc.	13,685	222

American Tower Corp.	10,041	2,220

Americold Realty Trust	24,367	903

Ameriprise Financial, Inc.	10,400	1,530

AmerisourceBergen Corp.	3,219	265

Amgen, Inc.	9,100	1,761

ANSYS, Inc. *	11,370	2,517

Apergy Corp. *	6,360	172

Apple, Inc.	6,738	1,509

Applied Materials, Inc.	9,765	487

Arrow Electronics, Inc. *	3,378	252

Atlantic Union Bankshares Corp.	12,370	461

Autodesk, Inc. *	4,637	685

Avista Corp.	7,880	382

Axis Capital Holdings Ltd.	7,710	514

Bank of America Corp.	68,200	1,989

Bausch Health Cos., Inc. *	6,600	144

Berkshire Hathaway, Inc., Class B *	11,229	2,336

Bio-Rad Laboratories, Inc., Class A *	1,173	390

Black Knight, Inc. *	6,563	401

BOK Financial Corp.	14,949	1,183

Booking Holdings, Inc. *	489	960

BorgWarner, Inc.	6,201	227

Boston Properties, Inc.	1,526	198

Bristol-Myers Squibb Co.	3,518	178

Cabot Corp.	2,752	125

Cabot Oil & Gas Corp.	71,637	1,259

Capital One Financial Corp.	14,900	1,356

CarMax, Inc. *	5,324	469

Carnival PLC	4,371	181

CBRE Group, Inc., Class A *	10,506	557

CenterPoint Energy, Inc.	10,890	329

Charles Schwab (The) Corp.	28,883	1,208

Cimarex Energy Co.	2,840	136

Coca-Cola (The) Co.	32,500	1,769

Comfort Systems USA, Inc.	4,320	191

Commerce Bancshares, Inc.	15,000	910

Continental Resources, Inc. *	7,727	238

Corporate Office Properties Trust	11,500	342

CSX Corp.	7,896	547

Cullen/Frost Bankers, Inc.	8,900	788

Cummins, Inc.	2,231	363

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

United States – 50.8% – continued

D.R. Horton, Inc.	19,019	$1,002

Danaher Corp.	16,000	2,311

Darden Restaurants, Inc.	3,528	417

DENTSPLY SIRONA, Inc.	4,057	216

Diamondback Energy, Inc.	2,130	192

Dolby Laboratories, Inc., Class A	4,300	278

Dover Corp.	3,343	333

East West Bancorp, Inc.	22,400	992

Eastman Chemical Co.	3,899	288

Eaton Vance Corp.	5,936	267

eBay, Inc.	8,700	339

Ecolab, Inc.	7,976	1,580

Editas Medicine, Inc. *	30,085	684

Ensign Group (The), Inc.	8,679	412

Equity LifeStyle Properties, Inc.	7,500	1,002

Eventbrite, Inc., Class A *	9,096	161

Evercore, Inc., Class A	3,530	283

Everest Re Group Ltd.	1,504	400

Expedia Group, Inc.	2,630	353

Facebook, Inc., Class A *	5,214	929

First Republic Bank	10,750	1,040

Flowers Foods, Inc.	16,665	385

FNB Corp.	34,279	395

Fortive Corp.	11,150	764

Forward Air Corp.	3,830	244

General Dynamics Corp.	9,861	1,802

Genpact Ltd.	5,954	231

Glacier Bancorp, Inc.	8,608	348

Global Payments, Inc.	7,017	1,116

Graham Holdings Co., Class B	305	202

Halliburton Co.	35,000	660

Hanover Insurance Group (The), Inc.	1,850	251

Home Depot (The), Inc.	7,400	1,717

Honeywell International, Inc.	10,001	1,692

Houlihan Lokey, Inc.	6,386	288

Huntsman Corp.	13,700	319

Illumina, Inc. *	3,126	951

Independent Bank Corp.	6,065	453

Intellia Therapeutics, Inc. *	47,246	631

Intercontinental Exchange, Inc.	7,542	696

InterDigital, Inc.	7,165	376

Intuit, Inc.	8,314	2,211

Investors Bancorp, Inc.	40,776	463

Invitae Corp. *	16,438	317

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

United States – 50.8% – continued

Invitation Homes, Inc.	16,640	$493

ITT, Inc.	6,200	379

John Wiley & Sons, Inc., Class A	6,320	278

Johnson & Johnson	9,327	1,207

Johnson Controls International PLC	36,000	1,580

JPMorgan Chase & Co.	11,300	1,330

Kansas City Southern	3,970	528

KeyCorp	16,011	286

Keysight Technologies, Inc. *	7,048	685

Laboratory Corp. of America Holdings *	1,852	311

LendingTree, Inc. *	1,238	384

Lennar Corp., Class A	26,000	1,452

Markel Corp. *	1,907	2,254

Martin Marietta Materials, Inc.	6,700	1,836

Masco Corp.	10,312	430

MAXIMUS, Inc.	3,010	233

MDU Resources Group, Inc.	8,450	238

Mettler-Toledo International, Inc. *	1,184	834

Microchip Technology, Inc.	30,837	2,865

Microsoft Corp.	19,500	2,711

Moody’s Corp.	6,093	1,248

NanoString Technologies, Inc. *	11,518	249

Netflix, Inc. *	899	241

Newmont Goldcorp Corp.	9,870	374

NVIDIA Corp.	2,428	423

Oracle Corp.	25,840	1,422

O’Reilly Automotive, Inc. *	1,947	776

Oshkosh Corp.	25,985	1,970

Outfront Media, Inc.	16,780	466

Packaging Corp. of America	3,016	320

Parker-Hannifin Corp.	8,300	1,499

PayPal Holdings, Inc. *	17,300	1,792

PepsiCo, Inc.	7,486	1,026

Phibro Animal Health Corp., Class A	5,181	111

Philip Morris International, Inc.	29,531	2,242

Phillips 66	16,300	1,669

Physicians Realty Trust	12,120	215

Pioneer Natural Resources Co.	6,800	855

PPG Industries, Inc.	13,500	1,600

Primoris Services Corp.	14,095	276

Progressive (The) Corp.	7,030	543

Proto Labs, Inc. *	3,697	377

QTS Realty Trust, Inc., Class A	6,810	350

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

United States – 50.8% – continued

Radian Group, Inc.	19,305	$441

Raymond James Financial, Inc.	5,195	428

Redwood Trust, Inc.	26,780	439

Reinsurance Group of America, Inc.	4,767	762

RenaissanceRe Holdings Ltd.	1,905	369

Republic Services, Inc.	7,683	665

Rexford Industrial Realty, Inc.	5,040	222

Roku, Inc. *	1,271	129

Roper Technologies, Inc.	4,053	1,445

Rubius Therapeutics, Inc. *	12,369	97

salesforce.com, Inc. *	2,651	394

Scotts Miracle-Gro (The) Co.	2,769	282

Sealed Air Corp.	7,313	304

Sensata Technologies Holding PLC *	31,346	1,569

Seres Therapeutics, Inc. *	29,720	119

Six Flags Entertainment Corp.	7,630	388

SLM Corp.	21,420	189

Snap-on, Inc.	2,540	398

Solaris Oilfield Infrastructure, Inc., Class A	21,225	285

Southwest Gas Holdings, Inc.	4,910	447

Splunk, Inc. *	4,085	481

Square, Inc., Class A *	17,869	1,107

STAG Industrial, Inc.	12,400	366

Stericycle, Inc. *	7,799	397

Stifel Financial Corp.	4,851	278

Stratasys Ltd. *	37,419	797

Sun Communities, Inc.	10,250	1,522

Syneos Health, Inc. *	6,148	327

Synopsys, Inc. *	4,463	613

Teladoc Health, Inc. *	3,925	266

Teleflex, Inc.	4,899	1,664

Tenaris S.A. ADR	16,143	342

Teradyne, Inc.	4,131	239

Ternium S.A. ADR	12,989	249

Tesla, Inc. *	5,571	1,342

TJX (The) Cos., Inc.	10,797	602

Trade Desk (The), Inc., Class A *	694	130

TransDigm Group, Inc.	2,576	1,341

TTEC Holdings, Inc.	8,486	406

Twitter, Inc. *	51,270	2,112

Tyson Foods, Inc., Class A	19,000	1,637

Umpqua Holdings Corp.	13,110	216

US Bancorp	18,598	1,029

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 94.4% (1) – continued

United States – 50.8% – continued

Viacom, Inc., Class B	14,940	$359

VICI Properties, Inc.	18,820	426

Visa, Inc., Class A	7,823	1,346

Vistra Energy Corp.	16,870	451

Walgreens Boots Alliance, Inc.	17,700	979

Warrior Met Coal, Inc.	15,250	298

WEC Energy Group, Inc.	5,116	487

Woodward, Inc.	4,551	491

Xilinx, Inc.	9,458	907

Zillow Group, Inc., Class C *	14,388	429
		146,600
Total Common Stocks
(Cost $264,039)		272,596

PREFERRED STOCKS – 0.1% (1)

Spain – 0.1%

Grifols S.A. ADR, 1.75% (3)	17,600	353
Total Preferred Stocks
(Cost $367)		353

INVESTMENT COMPANIES – 4.7%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83%(4) (5)	13,399,225	13,399
Total Investment Companies
(Cost $13,399)		13,399

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bills,, 2.00%, 1/9/20 (6)(7)	$235	$234
Total Short-Term Investments
(Cost $234)		234

Total Investments – 99.3%
(Cost $278,039)		286,582

Other Assets less Liabilities – 0.7%		2,083
Net Assets – 100.0%		$288,665

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2019 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PLC – Public Limited Company

Percentages shown are based on Net Assets.

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

JPMorgan Chase	Chinese Yuan Renminbi	7,735	United States Dollar	1,085	12/4/19	$1

JPMorgan Chase	Euro	1,570	British Pound	1,410	12/4/19	18

JPMorgan Chase	Euro	398	Canadian Dollar	582	12/4/19	4

JPMorgan Chase	Euro	150	Israeli Shekel	587	12/4/19	5

JPMorgan Chase	Euro	98	Singapore Dollar	150	12/4/19	1

Subtotal Appreciation						29

JPMorgan Chase	Euro	345	Australian Dollar	557	12/4/19	(1)

JPMorgan Chase	Euro	30	New Zealand Dollar	51	12/4/19	–*

JPMorgan Chase	Euro	159	Norwegian Krone	1,576	12/4/19	(1)

JPMorgan Chase	Euro	590	Swedish Krona	6,304	12/4/19	(4)

JPMorgan Chase	United States Dollar	2,102	Australian Dollar	3,056	12/4/19	(35)

JPMorgan Chase	United States Dollar	1,398	Canadian Dollar	1,838	12/4/19	(9)

JPMorgan Chase	United States Dollar	95	Norwegian Krone	844	12/4/19	(2)

JPMorgan Chase	United States Dollar	332	Singapore Dollar	458	12/4/19	(1)

JPMorgan Chase	United States Dollar	213	Swedish Krona	2,045	12/4/19	(4)

Subtotal Depreciation						(57)

Total						$(28)

*	Amount rounds to less than one thousand.

At September 30, 2019, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)
E-Mini S&P 500	15	$2,234	Long	12/19	$(18)

MSCI EAFE Index	14	1,329	Long	12/19	(6)

MSCI Emerging Markets Index	10	501	Long	12/19	(13)

Total					$(37)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Communication Services	9.5%
Consumer Discretionary	9.5
Consumer Staples	8.7
Energy	4.0
Financials	18.6
Health Care	12.5
Industrials	11.4
Information Technology	14.7
Materials	4.8
Real Estate	3.9
Utilities	2.4

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	62.2%
Euro	10.8
Japanese Yen	7.9
All other currencies less than 5%	19.1

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued	SEPTEMBER 30, 2019 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2019 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Argentina	$212	$–	$–	$212
Belgium	32	937	–	969
Brazil	2,182	–	–	2,182
Canada	7,892	–	–	7,892
Chile	797	–	–	797
China	3,408	3,570	–	6,978
Colombia	258	–	–	258
France	106	6,897	–	7,003
India	167	–	–	167
Ireland	3,927	–	–	3,927
Israel	231	679	–	910
Japan	2,310	21,680	–	23,990
Mexico	970	–	–	970
Netherlands	1,397	4,938	–	6,335
South Korea	171	3,006	–	3,177
Spain	920	3,046	–	3,966
Sweden	114	1,361	–	1,475
Switzerland	4,439	9,393	–	13,832
Taiwan	400	1,190	–	1,590
Thailand	69	925	–	994
United Kingdom	3,513	10,739	–	14,252
United States	146,419	181	–	146,600
All Other Countries (1)	–	24,120	–	24,120
Total Common Stocks	179,934	92,662	–	272,596
Preferred Stocks (1)	353	–	–	353
Investment Companies	13,399	–	–	13,399
Short-Term Investments	–	234	–	234
Total Investments	$193,686	$92,896	$–	$286,582

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$29	$–	$29
Liabilities
Forward Foreign Currency Exchange Contracts	–	(57)	–	(57)
Futures Contracts	(37)	–	–	(37)
Total Other Financial Instruments	$(37)	$(28)	$–	$(65)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
CORPORATE BONDS – 0.1%

United States – 0.1%

CEDC Finance Corp. International, Inc., 10.00%, 12/31/22 (2)	$85	$71
Total Corporate Bonds
(Cost $83)		71

FOREIGN ISSUER BONDS – 93.9%

Angola–1.0%

Angolan Government International Bond, 9.50%, 11/12/25	650	731
9.38%, 5/8/48	805	851
		1,582

Argentina – 1.7%

Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 62.55%, 3/1/20 (ARS) (3)	476	4
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.00%), 61.27%, 4/3/22 (ARS) (3)	5,194	42

Argentina POM Politica Monetaria, (Floating, Argentina Blended Historical Policy Rate + 0.00%), 78.96%, 6/21/20 (ARS) (3)	33,499	275

Argentina Treasury Bill, 0.00%, 5/13/20 (ARS) (4)	3,714	38
0.00%, 10/29/20 (ARS) (4)	8,435	70

Argentine Republic Government International Bond, 6.88%, 4/22/21	564	276
7.50%, 4/22/26	155	67
5.88%, 1/11/28	196	79
8.28%, 12/31/33	196	96
(Step to 5.25% on 3/31/29), 3.75%, 12/31/38 (5)	435	171
7.63%, 4/22/46	1,200	520
6.88%, 1/11/48	835	351

Autonomous City of Buenos Aires Argentina, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.25%), 62.54%, 3/29/24 (ARS) (3)	3,021	29

Provincia de Buenos Aires, 6.50%, 2/15/23	450	158

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Argentina – 1.7% – continued
(Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.75%), 58.11%, 4/12/25 (ARS) (2)(3)	$4,138	$27

Provincia de Cordoba, 7.13%, 6/10/21	450	279

YPF S.A., 8.75%, 4/4/24	350	289
		2,771

Azerbaijan – 1.0%

Republic of Azerbaijan International Bond, 4.75%, 3/18/24	500	530
3.50%, 9/1/32	612	595

Southern Gas Corridor CJSC, 6.88%, 3/24/26	200	233

State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	200	240
		1,598

Bahamas – 0.2%

Bahamas Government International Bond, 6.00%, 11/21/28	343	363

Bahrain – 0.7%

Bahrain Government International Bond, 6.13%, 7/5/22	400	424
7.00%, 10/12/28	200	225
5.63%, 9/30/31	215	217
7.50%, 9/20/47	200	228
		1,094

Belarus – 0.4%

Republic of Belarus International Bond, 6.88%, 2/28/23	440	471
7.63%, 6/29/27	200	226
		697

Bermuda – 0.5%

Digicel Group One Ltd., 8.25%, 12/30/22	754	445

Digicel Group Two Ltd., 8.25%, 9/30/22	711	146
9.13%, 4/1/24 (6)	402	38

Digicel Ltd., 6.00%, 4/15/21	230	162
		791

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Brazil – 7.3%

Brazil Letras do Tesouro Nacional, 0.00%, 7/1/21 (BRL) (4)	$1,139	$251
0.00%, 1/1/22 (BRL) (4)	3,200	682
0.00%, 7/1/22 (BRL) (4)	4,339	895

Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/1/23 (BRL)	8,464	2,268
10.00%, 1/1/25 (BRL)	6,836	1,889
10.00%, 1/1/27 (BRL)	6,692	1,892
10.00%, 1/1/29 (BRL)	4,686	1,347

Brazilian Government International Bond, 4.25%, 1/7/25	220	232
4.63%, 1/13/28	200	212
8.25%, 1/20/34	88	120
7.13%, 1/20/37	103	131
5.63%, 1/7/41	100	112
5.00%, 1/27/45	800	829

Oi S.A., 10.00%, (100% Cash), 7/27/25 (6)	330	302

Samarco Mineracao S.A., 4.13%, 11/1/22 (7)	400	287
5.75%, 10/24/23 (7)	600	450
5.38%, 9/26/24 (7)	300	224
		12,123

Chile – 2.1%

Bonos de la Tesoreria de la Republica, 1.50%, 3/1/26 (CLP)	8	362
1.90%, 9/1/30 (CLP)	1	23
2.00%, 3/1/35 (CLP)	3	147

Bonos de la Tesoreria de la Republica enpesos, 4.00%, 3/1/23 (CLP) (2)	250,000	364
4.50%, 3/1/26 (CLP)	355,000	545
4.70%, 9/1/30 (CLP) (2)	85,000	138
5.00%, 3/1/35 (CLP)	345,000	594

Chile Government International Bond, 3.50%, 1/25/50	350	377

Corp. Nacional del Cobre de Chile, 5.63%, 10/18/43	200	260
4.88%, 11/4/44	200	236
4.38%, 2/5/49	220	245

Empresa Nacional del Petroleo, 4.50%, 9/14/47	200	215
		3,506

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

China – 1.5%

Amber Circle Funding Ltd., 3.25%, 12/4/22	$200	$204

China Evergrande Group, 7.50%, 6/28/23	650	540
10.50%, 4/11/24	450	406
8.75%, 6/28/25	200	161

Kaisa Group Holdings Ltd., 8.50%, 6/30/22	415	378
9.38%, 6/30/24	470	401

Sinochem Overseas Capital Co. Ltd., 4.50%, 11/12/20	100	102

Sunac China Holdings Ltd., 7.95%, 10/11/23	245	240
		2,432

Colombia – 4.8%

Colombia Government International Bond, 4.00%, 2/26/24	400	422
8.13%, 5/21/24	169	209
7.38%, 9/18/37	100	142
6.13%, 1/18/41	165	215
5.63%, 2/26/44	200	250
5.00%, 6/15/45	1,050	1,229

Colombian TES, 7.00%, 5/4/22 (COP)	3,879,200	1,176
4.75%, 2/23/23 (COP)	7,376	631
10.00%, 7/24/24 (COP)	5,772,300	2,003
6.25%, 11/26/25 (COP)	182,800	55
7.50%, 8/26/26 (COP)	890,700	285
6.00%, 4/28/28 (COP)	2,714,100	790
7.75%, 9/18/30 (COP)	715,000	234

Empresas Publicas de Medellin ESP, 8.38%, 11/8/27 (COP)	693,000	212
		7,853

Costa Rica – 1.3%

Banco Nacional de Costa Rica, 6.25%, 11/1/23	200	209

Costa Rica Government International Bond, 4.83%, 5/27/20 (8)	200	201
5.52%, 11/10/21	700	695
5.75%, 11/20/24	650	635
6.44%, 11/21/29 (8)	480	463
		2,203

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Croatia – 1.3%

Croatia Government International Bond, 6.63%, 7/14/20	$200	$207
6.38%, 3/24/21	600	635
5.50%, 4/4/23	200	222
6.00%, 1/26/24	900	1,037
		2,101

Czech Republic – 1.4%

Czech Republic Government Bond, 0.45%, 10/25/23 (CZK)	20,000	818
2.40%, 9/17/25 (CZK)	7,100	320
1.00%, 6/26/26 (CZK)	200	8
0.95%, 5/15/30 (CZK)	19,260	781
2.00%, 10/13/33 (CZK)	7,510	342
4.20%, 12/4/36 (CZK)	390	23
		2,292

Dominican Republic – 2.0%

Dominican Republic International Bond, 7.50%, 5/6/21	80	84
6.60%, 1/28/24	100	110
5.88%, 4/18/24	100	106
5.50%, 1/27/25	550	579
6.88%, 1/29/26	230	259
9.75%, 6/5/26(DOP) (2)	32,700	643
5.95%, 1/25/27	380	411
7.45%, 4/30/44	190	225
6.85%, 1/27/45	800	891
		3,308

Ecuador – 2.8%

Ecuador Government International Bond, 10.50%, 3/24/20	200	204
10.75%, 3/28/22	493	537
8.75%, 6/2/23	600	636
7.95%, 6/20/24	816	832
9.65%, 12/13/26	600	629
9.63%, 6/2/27	200	208
8.88%, 10/23/27	343	342
7.88%, 1/23/28	678	643
10.75%, 1/31/29	414	447
9.50%, 3/27/30	200	203
		4,681

Egypt – 1.9%

Egypt Government Bond,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Egypt – 1.9% – continued
15.90%, 7/2/24 (EGP)	$800	$52
16.10%, 5/7/29 (EGP)	808	55

Egypt Government International Bond, 7.50%, 1/31/27	800	862
6.59%, 2/21/28	200	202
7.60%, 3/1/29	200	212
8.50%, 1/31/47	1,100	1,168
7.90%, 2/21/48	230	232

Egypt Treasury Bills, 0.00%, 10/22/19 (EGP) (4)	3,275	200
0.00%, 10/29/19 (EGP) (4)	1,950	119
		3,102

El Salvador – 0.5%

El Salvador Government International Bond, 7.38%, 12/1/19	100	100
5.88%, 1/30/25	93	96
6.38%, 1/18/27	85	88
8.63%, 2/28/29	130	152
8.25%, 4/10/32	115	131
7.65%, 6/15/35	30	32
7.63%, 2/1/41	150	161
		760

Gabon – 0.1%

Gabon Government International Bond, 6.38%, 12/12/24	200	197

Georgia – 0.1%

Georgia Government International Bond, 6.88%, 4/12/21	200	212

Ghana – 0.8%

Ghana Government International Bond, 7.88%, 8/7/23	300	329
7.63%, 5/16/29	200	201
10.75%, 10/14/30	400	508
8.63%, 6/16/49	200	200
		1,238

Hungary – 2.1%

Hungary Government Bond, 7.00%, 6/24/22 (HUF)	36,730	142
3.00%, 6/26/24 (HUF)	92,640	331
5.50%, 6/24/25 (HUF)	73,690	298
3.00%, 10/27/27 (HUF)	121,770	440
6.75%, 10/22/28 (HUF)	21,730	101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Hungary – 2.1% – continued
3.00%, 8/21/30 (HUF)	$84,270	$303

Hungary Government International Bond, 5.38%, 2/21/23	290	318
5.75%, 11/22/23	870	986
5.38%, 3/25/24	406	458
7.63%, 3/29/41	38	63
		3,440

India – 0.9%

Export-Import Bank of India, 4.00%, 1/14/23	200	208

India Government Bond, 7.37%, 4/16/23 (INR)	27,950	409
7.35%, 6/22/24 (INR)	10,000	146
7.72%, 5/25/25 (INR)	11,000	163
7.59%, 1/11/26 (INR)	10,000	148
7.17%, 1/8/28 (INR)	30,000	434
		1,508

Indonesia – 8.2%

Indonesia Government International Bond, 8.50%, 10/12/35	100	157
6.63%, 2/17/37	650	881
7.75%, 1/17/38	200	299
5.25%, 1/17/42	1,070	1,287
4.63%, 4/15/43	200	223
5.13%, 1/15/45	200	238
5.25%, 1/8/47	200	244

Indonesia Treasury Bond, 8.38%, 3/15/24(IDR)	3,000,000	225
6.50%, 6/15/25( IDR)	3,389,000	236
8.38%, 9/15/26 (IDR)	17,736,000	1,342
7.00%, 5/15/27 (IDR)	3,981,000	279
6.13%, 5/15/28 (IDR)	2,027,000	133
9.00%, 3/15/29 (IDR)	11,325,000	885
8.25%, 5/15/29 (IDR)	3,111,000	234
10.50%, 8/15/30 (IDR)	2,813,000	243
7.00%, 9/15/30 (IDR)	4,145,000	286
8.75%, 5/15/31 (IDR)	11,890,000	917
9.50%, 7/15/31 (IDR)	20,312,000	1,646
7.50%, 8/15/32 (IDR)	4,203,000	294
6.63%, 5/15/33 (IDR)	1,545,000	99
8.38%, 3/15/34 (IDR)	2,595,000	194
7.50%, 6/15/35 (IDR)	1,139,000	79
8.25%, 5/15/36 (IDR)	20,335,000	1,497

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Indonesia – 8.2% – continued
7.50%, 5/15/38 (IDR)	$1,437,000	$100
8.38%, 4/15/39 (IDR)	1,400,000	104

Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	212
6.15%, 5/21/48	200	256

Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25	300	322
4.55%, 3/29/26	200	218
4.40%, 3/1/28	450	490
		13,620

Ireland – 0.1%

SCF Capital Designated Activity Co., 5.38%, 6/16/23	200	212

Ivory Coast – 0.7%

Ivory Coast Government International Bond, 5.38%, 7/23/24	500	514
5.75%, 12/31/32	642	632
		1,146

Jamaica – 0.2%

Jamaica Government International Bond, 7.88%, 7/28/45	200	262

Kazakhstan – 0.8%

Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	200	208

Kazakhstan Government International Bond, 4.88%, 10/14/44	200	241
6.50%, 7/21/45	600	874
		1,323

Kenya – 0.4%

Kenya Government International Bond, 6.88%, 6/24/24	239	253
8.25%, 2/28/48	419	429
		682

Lebanon – 1.3%

Lebanon Government International Bond, 5.45%, 11/28/19	161	160
6.38%, 3/9/20	142	136
6.15%, 6/19/20	91	85
8.25%, 4/12/21	483	413
6.10%, 10/4/22	594	423
6.00%, 1/27/23	211	147
6.60%, 11/27/26	97	63

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Lebanon – 1.3% – continued
6.85%, 3/23/27	$125	$81
6.75%, 11/29/27	116	75
6.65%, 2/26/30	254	166
7.00%, 3/23/32	143	94
7.25%, 3/23/37	349	229
		2,072

Malaysia – 1.8%

Malaysia Government Bond,
4.38%, 11/29/19 (MYR)	530	127
3.66%, 10/15/20 (MYR)	901	216
3.88%, 3/10/22 (MYR)	2,157	524
3.80%, 9/30/22 (MYR)	1,821	443
3.73%, 6/15/28 (MYR)	2,400	580
4.50%, 4/15/30 (MYR)	481	124
4.23%, 6/30/31 (MYR)	184	47
3.84%, 4/15/33 (MYR)	21	5
4.64%, 11/7/33 (MYR)	1,020	270
3.83%, 7/5/34 (MYR)	2,185	535

Petronas Capital Ltd.,
7.88%, 5/22/22	100	114
		2,985

Mexico – 6.9%

Comision Federal de Electricidad,
8.18%, 12/23/27 (MXN)	2,060	97

Mexican Bonos,
10.00%, 12/5/24 (MXN)	75,536	4,381
7.50%, 6/3/27 (MXN)	22,140	1,166
8.50%, 5/31/29 (MXN)	5,970	337
7.75%, 5/29/31 (MXN)	20,250	1,088
7.75%, 11/13/42 (MXN)	9,500	504
8.00%, 11/7/47 (MXN)	7,020	383

Mexico Government International Bond,
4.13%, 1/21/26	825	875
6.05%, 1/11/40	40	50
4.75%, 3/8/44	100	108
5.55%, 1/21/45	100	121
5.75%, 10/12/10 (9)	608	698

Petroleos Mexicanos,
7.19%, 9/12/24 (MXN)	3,090	137
6.88%, 8/4/26	176	189
5.63%, 1/23/46	356	303
6.75%, 9/21/47	480	461

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Mexico – 6.9% – continued
6.35%, 2/12/48	$179	$164
7.69%, 1/23/50 (2)	259	270
		11,332

Mongolia – 0.1%

Development Bank of Mongolia LLC,
7.25%, 10/23/23	200	207

Mongolian Mining Corp.,
2.37%, 4/1/20 (6)(10)	60	34
		241

Morocco – 0.1%

Morocco Government International Bond,
4.25%, 12/11/22	210	220

Netherlands – 0.4%

Kazakhstan Temir Zholy Finance B.V.,
6.95%, 7/10/42	200	268

Metinvest B.V.,
8.50%, 4/23/26	390	416
		684

Nigeria – 1.1%

Nigeria Government International Bond,
0.00%, 1/16/20 (NGN) (4)(8)	128,000	340
0.00%, 2/20/20 (NGN) (4)(8)	97,000	254
7.63%, 11/21/25	297	327
6.50%, 11/28/27	200	203
7.63%, 11/28/47	200	198
9.25%, 1/21/49	400	448
		1,770

Oman – 1.0%

Oman Government International Bond,
6.00%, 8/1/29	476	475
6.50%, 3/8/47	674	625
6.75%, 1/17/48	610	577
		1,677

Pakistan – 0.5%

Pakistan Government International Bond,
8.25%, 4/15/24	200	216
6.88%, 12/5/27	281	278

Second Pakistan International Sukuk (The) Co. Ltd.,
6.75%, 12/3/19	200	201

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Pakistan – 0.5% – continued

Third Pakistan International Sukuk (The) Co. Ltd., 5.63%, 12/5/22	$200	$201
		896

Panama – 1.4%

Panama Government International Bond, 8.88%, 9/30/27	824	1,180
9.38%, 4/1/29	73	112
6.70%, 1/26/36	138	196
4.50%, 4/16/50	500	594
4.30%, 4/29/53	200	234
		2,316

Papua New Guinea – 0.1%

Papua New Guinea Government International Bond, 8.38%, 10/4/28	200	211

Paraguay – 0.7%

Paraguay Government International Bond, 4.63%, 1/25/23	200	210
4.70%, 3/27/27	400	432
5.60%, 3/13/48	200	231
5.40%, 3/30/50	200	227
		1,100

Peru – 2.1%

Banco de Credito del Peru, 4.85%, 10/30/20 (PEN)	51	15

Fondo MIVIVIENDA S.A., 7.00%, 2/14/24 (PEN)	279	92

Peru Government Bond, 6.15%, 8/12/32 (PEN)	5,311	1,807

Peruvian Government International Bond, 7.35%, 7/21/25	118	149
6.95%, 8/12/31 (PEN)	1,421	514
8.75%, 11/21/33	210	347
6.90%, 8/12/37 (PEN)	231	84
5.63%, 11/18/50	353	517
		3,525

Philippines – 0.8%

Philippine Government International Bond, 4.95%, 1/15/21 (PHP)	17,000	331
10.63%, 3/16/25	118	168
9.50%, 2/2/30	252	410

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Philippines – 0.8% – continued
7.75%, 1/14/31	$100	$150
6.38%, 10/23/34	100	145

Power Sector Assets & Liabilities Management Corp., 7.39%, 12/2/24	100	124
		1,328

Poland – 2.8%

Republic of Poland Government Bond, 5.25%, 10/25/20 (PLN)	1,125	293
2.50%, 1/25/23 (PLN)	2,850	731
3.25%, 7/25/25 (PLN)	1,139	306
2.50%, 7/25/26 (PLN)	5,368	1,389
2.50%, 7/25/27 (PLN)	3,500	908
2.75%, 4/25/28 (PLN)	949	251
2.75%, 10/25/29 (PLN)	3,068	817
		4,695

Qatar – 2.0%

Qatar Government International Bond, 3.25%, 6/2/26	200	211
4.50%, 4/23/28	468	534
4.00%, 3/14/29	200	222
5.10%, 4/23/48	1,266	1,621
4.82%, 3/14/49	622	771
		3,359

Romania – 0.6%

Romania Government Bond, 5.80%, 7/26/27 (RON)	400	103

Romanian Government International Bond, 6.75%, 2/7/22	96	106
4.38%, 8/22/23	196	209
6.13%, 1/22/44	24	31
5.13%, 6/15/48	536	622
		1,071

Russia – 4.3%

Russian Federal Bond – OFZ, 7.00%, 8/16/23 (RUB)	74,351	1,163
6.50%, 2/28/24 (RUB)	7,132	109
7.75%, 9/16/26 (RUB)	49,356	803
7.95%, 10/7/26 (RUB)	20,500	338
8.15%, 2/3/27 (RUB)	32,103	533
7.05%, 1/19/28 (RUB)	14,305	224
6.90%, 5/23/29 (RUB)	27,000	417

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Russia – 4.3% – continued
7.65%, 4/10/30 (RUB)	$47,500	$771
8.50%, 9/17/31 (RUB)	15,310	264
7.70%, 3/23/33 (RUB)	39,073	632

Russian Foreign Bond – Eurobond, 4.88%, 9/16/23	400	437
4.38%, 3/21/29	200	214
5.10%, 3/28/35	600	680
5.25%, 6/23/47	400	476
		7,061

Saudi Arabia – 0.6%

Saudi Arabian Oil Co., 4.25%, 4/16/39	200	216

Saudi Government International Bond, 4.38%, 4/16/29	200	225
5.00%, 4/17/49	200	241
5.25%, 1/16/50	200	249
		931

Senegal – 0.1%

Senegal Government International Bond, 6.25%, 5/23/33	200	202

Serbia – 0.3%

Serbia International Bond, 7.25%, 9/28/21	500	547

South Africa – 4.2%

Eskom Holdings SOC Ltd., 7.13%, 2/11/25	200	206

Republic of South Africa Government Bond, 10.50%, 12/21/26 (ZAR)	2,358	174
8.00%, 1/31/30 (ZAR)	13,943	860
7.00%, 2/28/31 (ZAR)	7,655	428
8.25%, 3/31/32 (ZAR)	7,269	443
8.88%, 2/28/35 (ZAR)	3,577	223
6.25%, 3/31/36 (ZAR)	7,789	373
8.50%, 1/31/37 (ZAR)	33,627	1,995
6.50%, 2/28/41 (ZAR)	1,752	81
8.75%, 1/31/44 (ZAR)	4,269	251
8.75%, 2/28/48 (ZAR)	20,803	1,215

Republic of South Africa Government International Bond, 5.88%, 5/30/22 (2)	200	214

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

South Africa – 4.2% – continued
4.30%, 10/12/28	$340	$328
5.65%, 9/27/47	200	200
		6,991

Sri Lanka – 0.7%

Sri Lanka Government International Bond, 6.75%, 4/18/28	871	831
7.85%, 3/14/29	200	201
7.55%, 3/28/30 (2)	200	197
		1,229

Supranational – 0.4%

International Bank for Reconstruction & Development, 12.50%, 5/20/21 (8)	550	596

Suriname – 0.1%

Suriname Government International Bond, 9.25%, 10/26/26	200	178

Tajikistan – 0.1%

Republic of Tajikistan International Bond, 7.13%, 9/14/27	230	203

Thailand – 2.8%

Thailand Government Bond, 1.88%, 6/17/22 (THB)	18,731	621
2.00%, 12/17/22 (THB) (11)	7	–
3.63%, 6/16/23 (THB)	6,494	229
2.40%, 12/17/23 (THB)	34,833	1,186
2.13%, 12/17/26 (THB)	5,273	181
3.65%, 6/20/31 (THB)	5,784	233
3.78%, 6/25/32 (THB)	15,996	659
3.40%, 6/17/36 (THB)	11,997	502
3.30%, 6/17/38 (THB)	20,974	883
2.88%, 6/17/46 (THB)	243	10
3.60%, 6/17/67 (THB)	2,480	117
		4,621

Tunisia – 0.4%

Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	695	625

Turkey – 3.3%

Turkey Government Bond, 9.50%, 1/12/22 (TRY)	552	91
3.00%, 2/23/22 (TRY)	456	166
10.70%, 8/17/22 (TRY)	1,000	166

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Turkey – 3.3% – continued
7.10%, 3/8/23 (TRY)	$3,981	$586
10.40%, 3/20/24 (TRY)	858	138
8.00%, 3/12/25 (TRY)	1,077	154
10.60%, 2/11/26 (TRY)	1,249	198
11.00%, 2/24/27 (TRY)	4,678	745

Turkey Government International Bond, 7.00%, 6/5/20	84	86
5.63%, 3/30/21	300	308
5.75%, 3/22/24	200	199
6.35%, 8/10/24	200	204
7.38%, 2/5/25	168	178
4.88%, 10/9/26	300	277
6.00%, 3/25/27	700	687
5.13%, 2/17/28	300	277
7.63%, 4/26/29	218	232
6.88%, 3/17/36	71	71
6.75%, 5/30/40	100	97
4.88%, 4/16/43	545	437
5.75%, 5/11/47	200	174
		5,471

Ukraine – 2.8%

Ukraine Government International Bond, 16.00%, 8/11/21 (UAH) (2)	460	19
17.25%, 1/5/22 (UAH) (2)	488	21
17.00%, 5/11/22 (UAH) (2)	442	19
7.75%, 9/1/23	695	732
7.75%, 9/1/24	100	106
15.84%, 2/26/25 (UAH) (2)	17,035	742
7.75%, 9/1/25	165	174
7.75%, 9/1/26	200	209
7.75%, 9/1/27	100	104
9.75%, 11/1/28	970	1,114
7.38%, 9/25/32	1,357	1,367
		4,607

United Arab Emirates – 0.7%

Abu Dhabi Government International Bond, 3.13%, 9/30/49 (2)	200	194

Dubai World Corp., 3.75%,(2.00% Cash, 1.75% PIK), 9/30/22 (6)(8)	966	912
		1,106

United Kingdom – 0.4%

DTEK Finance PLC,

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

United Kingdom – 0.4% – continued
10.75%,(100% Cash), 12/31/24 (6)	$458	$468

Ukreximbank Via Biz Finance PLC, 9.75%, 1/22/25	200	213
		681

Uruguay – 0.6%

Uruguay Government International Bond, 9.88%, 6/20/22 (UYU)	1,813	49
8.50%, 3/15/28 (UYU)	4,501	105
7.88%, 1/15/33	111	165
7.63%, 3/21/36	129	190
4.13%, 11/20/45	104	111
5.10%, 6/18/50	51	61
4.98%, 4/20/55	217	253

Uruguay Monetary Regulation Bills, 0.00%, 6/10/20 (UYU) (4)	1,260	32
0.00%, 7/3/20 (UYU) (4)	2,806	71
0.00%, 3/10/21 (UYU) (4)	570	13
		1,050

Uzbekistan – 0.3%

Republic of Uzbekistan Bond, 4.75%, 2/20/24	511	537

Venezuela – 0.5%

Petroleos de Venezuela S.A., 8.50%, 10/27/20 (7)	1,480	496
9.00%, 11/17/21 (7)	172	14
12.75%, 2/17/22 (7)	92	7
5.38%, 4/12/27 (7)	77	6
9.75%, 5/17/35 (7)	222	18

Venezuela Government International Bond, 7.75%, 10/13/19 (7)	72	8
12.75%, 8/23/22 (7)	151	16
9.00%, 5/7/23 (7)	62	7
8.25%, 10/13/24 (7)	141	15
11.75%, 10/21/26 (7)	632	68
9.25%, 9/15/27 (7)	186	20
9.25%, 5/7/28 (7)	102	11
11.95%, 8/5/31 (7)	1,045	112
		798

Vietnam – 0.2%

Vietnam Government International Bond, 6.75%, 1/29/20	276	280

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s) (1)	VALUE (000s)
FOREIGN ISSUER BONDS – 93.9% – continued

Zambia – 0.6%

Zambia Government International Bond, 5.38%, 9/20/22	$1,050	$739
8.97%, 7/30/27	400	286
		1,025
Total Foreign Issuer Bonds
(Cost $160,118)		155,318

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 4.1%

Northern Institutional Funds – U.S. Government Portfolio (Shares), 1.83% (12)(13)	6,785,319	$6,785
Total Investment Companies
(Cost $6,785)		6,785

Total Investments – 98.1%
(Cost $166,986)		162,174

Other Assets less Liabilities – 1.9%		3,215
NET ASSETS – 100.0%		$165,389

(1)	Principal amount is in USD unless otherwise indicated.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(4)	Zero coupon bond.
(5)	Step coupon bond. Rate as of September 30, 2019 is disclosed.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Level 3 asset.
(9)	Century bond maturing in 2110.
(10)	Perpetual bond. Maturity date represents next call date.
(11)Value	rounds to less than one thousand.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PIK – Payment In-Kind

PLC – Public Limited Company

SBSN – Surat Berharga Syariah Negara

TIIE – The Equilibrium Interbank Interest Rate

USD – United States Dollar

ARS – Argentine Peso

BRL – Brazilian Real

CLP – Chilean Peso

COP – Colombian Peso

CZK – Czech Koruna

DOP – Dominican Peso

EGP – Egyptian Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

MXN – Mexican Peso

MYR – Malaysian Ringgit

NGN – Nigerian Naira

PEN – Peruvian Nuevo Sol

PHP – Philippine Peso

PLN – Polish Zloty

RON – Romanian Leu

RUB – Russian Ruble

THB – Thai Baht

TRY – Turkish Lira

UAH – Ukraine Hryvnia

UYU – Uruguayan Peso

ZAR – South African Rand

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGERGING MARKETS DEBT OPPORTUNITY FUND continued

At September 30, 2019, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

BNP	Brazilian Real	922	United States Dollar	232	12/3/19	$11

BNP	Colombian Peso	219,312	United States Dollar	65	10/31/19	2

BNP	Czech Koruna	2,133	United States Dollar	91	10/31/19	–*

BNP	Hungarian Forint	13,648	United States Dollar	47	10/31/19	3

BNP	Mexican Peso	5,477	United States Dollar	281	10/31/19	5

BNP	Polish Zloty	847	United States Dollar	219	10/31/19	8

BNP	South African Rand	5,224	United States Dollar	370	10/31/19	26

BNP	United States Dollar	786	Mexican Peso	15,906	10/31/19	16

BNP	United States Dollar	468	Russian Ruble	31,358	10/31/19	13

BNP	United States Dollar	37	Turkish Lira	213	10/31/19	–*

Citibank	Chilean Peso	94,688	United States Dollar	136	10/30/19	6

Citibank	Colombian Peso	1,095,989	United States Dollar	315	10/31/19	1

Citibank	Czech Koruna	12,272	United States Dollar	526	10/31/19	7

Citibank	Hungarian Forint	29,129	United States Dollar	98	10/31/19	3

Citibank	Mexican Peso	2,548	United States Dollar	129	10/31/19	1

Citibank	Romanian Leu	274	United States Dollar	64	10/31/19	1

Citibank	United States Dollar	474	Brazilian Real	1,987	10/2/19	4

Citibank	United States Dollar	24	Russian Ruble	1,591	10/31/19	1

Citibank	United States Dollar	307	South African Rand	4,711	10/31/19	3

Citibank	United States Dollar	50	Thai Baht	1,529	11/29/19	–*

Citibank	United States Dollar	143	Turkish Lira	829	10/31/19	2

Goldman Sachs	Brazilian Real	577	United States Dollar	142	10/2/19	3

Goldman Sachs	Chilean Peso	104,754	United States Dollar	145	10/30/19	1

Goldman Sachs	Colombian Peso	399,600	United States Dollar	125	10/31/19	10

Goldman Sachs	Hungarian Forint	50,060	United States Dollar	164	10/31/19	1

Goldman Sachs	Indonesian Rupiah	6,290,000	United States Dollar	442	11/29/19	2

Goldman Sachs	Indonesian Rupiah	5,644,951	United States Dollar	394	1/31/20	3

Goldman Sachs	Mexican Peso	7,782	United States Dollar	396	10/31/19	4

Goldman Sachs	Russian Ruble	3,294	United States Dollar	52	10/31/19	1

Goldman Sachs	Singapore Dollar	1,418	United States Dollar	1,031	11/29/19	4

Goldman Sachs	South African Rand	1,844	United States Dollar	124	10/31/19	3

Goldman Sachs	United States Dollar	227	Russian Ruble	15,067	10/31/19	4

Goldman Sachs	United States Dollar	41	Thai Baht	1,264	11/29/19	–*

Goldman Sachs	United States Dollar	38	Ukraine Hryvnia	1,127	5/22/20	4

JPMorgan Chase	Czech Koruna	3,178	United States Dollar	138	10/31/19	4

JPMorgan Chase	Hungarian Forint	51,270	United States Dollar	168	10/31/19	1

JPMorgan Chase	Peruvian Nuevo Sol	886	United States Dollar	268	10/30/19	5

JPMorgan Chase	Polish Zloty	7	United States Dollar	2	10/31/19	–*

JPMorgan Chase	United States Dollar	95	Mexican Peso	1,896	10/31/19	–*

JPMorgan Chase	United States Dollar	162	Peruvian Nuevo Sol	550	10/30/19	1

JPMorgan Chase	United States Dollar	142	Russian Ruble	9,427	10/31/19	2

JPMorgan Chase	United States Dollar	45	Thai Baht	1,370	11/29/19	–*

JPMorgan Chase	United States Dollar	178	Turkish Lira	1,032	10/31/19	3

Merrill Lynch	Colombian Peso	2,425,297	United States Dollar	711	10/31/19	15

Merrill Lynch	Czech Koruna	10,631	United States Dollar	461	10/31/19	11

Merrill Lynch	Hungarian Forint	10,247	United States Dollar	35	10/31/19	2

Merrill Lynch	Indonesian Rupiah	208,705	United States Dollar	15	11/29/19	–*

Merrill Lynch	Indonesian Rupiah	1,526,908	United States Dollar	106	1/31/20	–*

Merrill Lynch	Polish Zloty	2,142	United States Dollar	540	10/31/19	6

Merrill Lynch	Romanian Leu	128	United States Dollar	30	10/31/19	1

Merrill Lynch	South African Rand	2,669	United States Dollar	182	10/31/19	7

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

Merrill Lynch	United States Dollar	27	Argentine Peso	1,858	10/10/19	$4

Merrill Lynch	United States Dollar	462	Indonesian Rupiah	6,655,110	10/31/19	6

Merrill Lynch	United States Dollar	198	Mexican Peso	3,927	10/31/19	–*

Merrill Lynch	United States Dollar	185	Thai Baht	5,650	11/29/19	–*

Merrill Lynch	United States Dollar	54	Ukraine Hryvnia	1,621	4/29/20	7

Merrill Lynch	United States Dollar	120	Ukraine Hryvnia	3,543	5/6/20	13

Morgan Stanley	Colombian Peso	267,536	United States Dollar	79	10/31/19	2

Morgan Stanley	Russian Ruble	6,506	United States Dollar	102	10/31/19	2

Morgan Stanley	United States Dollar	315	Brazilian Real	1,311	10/2/19	1

Morgan Stanley	United States Dollar	262	Russian Ruble	17,458	10/31/19	6

Morgan Stanley	United States Dollar	39	Turkish Lira	225	10/31/19	1

Santander	Chilean Peso	234,263	United States Dollar	337	10/30/19	16

Santander	Mexican Peso	41,136	United States Dollar	2,127	10/31/19	54

Santander	United States Dollar	270	Mexican Peso	5,376	10/31/19	1

Standard Chartered Bank	Indonesian Rupiah	418,172	United States Dollar	29	1/31/20	–*

Standard Chartered Bank	Polish Zloty	1,389	United States Dollar	358	10/31/19	11

Standard Chartered Bank	Thai Baht	2,432	United States Dollar	80	11/29/19	–*

Standard Chartered Bank	United States Dollar	383	Russian Ruble	25,814	10/31/19	14

Standard Chartered Bank	United States Dollar	661	South African Rand	10,197	10/31/19	9

Standard Chartered Bank	United States Dollar	74	Thai Baht	2,255	11/29/19	–*

Standard Chartered Bank	United States Dollar	399	Turkish Lira	2,302	10/31/19	4

Subtotal Appreciation						362

BNP	Brazilian Real	4,484	United States Dollar	1,072	10/2/19	(7)

BNP	Indian Rupee	90,261	United States Dollar	1,244	11/29/19	(24)

BNP	Indonesian Rupiah	522,161	United States Dollar	36	11/29/19	–*

BNP	Turkish Lira	219	United States Dollar	37	10/31/19	(1)

BNP	United States Dollar	75	Argentine Peso	3,599	10/4/19	(13)

BNP	United States Dollar	162	Argentine Peso	9,167	10/28/19	(19)

BNP	United States Dollar	100	Colombian Peso	346,347	10/31/19	(1)

BNP	United States Dollar	1,730	Polish Zloty	6,807	10/31/19	(32)

BNP	United States Dollar	172	Romanian Leu	726	10/31/19	(5)

BNP	United States Dollar	481	Singapore Dollar	661	11/29/19	(2)

BNP	United States Dollar	89	South African Rand	1,311	10/31/19	(2)

Citibank	Brazilian Real	1,987	United States Dollar	473	11/4/19	(4)

Citibank	Indonesian Rupiah	11,508,040	United States Dollar	800	10/31/19	(9)

Citibank	Turkish Lira	686	United States Dollar	115	10/31/19	(5)

Citibank	United States Dollar	172	Czech Koruna	3,955	10/31/19	(5)

Citibank	United States Dollar	53	Hungarian Forint	15,365	10/31/19	(3)

Citibank	United States Dollar	166	Peruvian Nuevo Sol	557	10/30/19	(1)

Citibank	United States Dollar	146	Polish Zloty	562	10/31/19	(6)

Citibank	United States Dollar	209	Romanian Leu	890	11/29/19	(4)

Citibank	United States Dollar	353	Singapore Dollar	485	11/29/19	(2)

Goldman Sachs	Brazilian Real	3,020	United States Dollar	725	10/2/19	(2)

Goldman Sachs	Peruvian Nuevo Sol	323	United States Dollar	95	10/30/19	(1)

Goldman Sachs	Russian Ruble	30,134	United States Dollar	459	10/31/19	(4)

Goldman Sachs	United States Dollar	357	Mexican Peso	6,991	10/31/19	(5)

Goldman Sachs	United States Dollar	181	Polish Zloty	689	10/31/19	(9)

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

JPMorgan Chase	Indonesian Rupiah	811,601	United States Dollar	56	10/31/19	$(1)

JPMorgan Chase	Mexican Peso	5,041	United States Dollar	254	10/31/19	–*

JPMorgan Chase	South African Rand	5,285	United States Dollar	339	10/31/19	(8)

JPMorgan Chase	United States Dollar	85	Brazilian Real	345	10/2/19	(2)

JPMorgan Chase	United States Dollar	258	Chilean Peso	175,658	10/30/19	(17)

JPMorgan Chase	United States Dollar	372	Czech Koruna	8,735	1/31/20	(2)

JPMorgan Chase	United States Dollar	361	Hungarian Forint	104,048	10/31/19	(22)

JPMorgan Chase	United States Dollar	162	Hungarian Forint	49,339	11/29/19	(1)

JPMorgan Chase	United States Dollar	350	Mexican Peso	6,802	10/31/19	(8)

JPMorgan Chase	United States Dollar	111	Peruvian Nuevo Sol	370	10/30/19	(1)

JPMorgan Chase	United States Dollar	417	Russian Ruble	26,687	10/31/19	(7)

Merrill Lynch	Russian Ruble	7,280	United States Dollar	110	10/31/19	(2)

Merrill Lynch	South African Rand	7,241	United States Dollar	470	10/31/19	(6)

Merrill Lynch	Turkish Lira	289	United States Dollar	50	10/31/19	(1)

Merrill Lynch	Ukraine Hryvnia	712	United States Dollar	25	4/29/20	(2)

Merrill Lynch	United States Dollar	117	Mexican Peso	2,316	10/31/19	(1)

Merrill Lynch	United States Dollar	208	Polish Zloty	790	10/31/19	(11)

Merrill Lynch	United States Dollar	279	Romanian Leu	1,202	10/31/19	(3)

Merrill Lynch	United States Dollar	440	Russian Ruble	28,170	10/31/19	(7)

Merrill Lynch	United States Dollar	44	South African Rand	616	10/31/19	(3)

Morgan Stanley	Philippine Peso	12,319	United States Dollar	237	11/29/19	–*

Morgan Stanley	Russian Ruble	48,473	United States Dollar	730	10/31/19	(14)

Morgan Stanley	United States Dollar	840	Chilean Peso	597,282	10/30/19	(20)

Morgan Stanley	United States Dollar	739	Czech Koruna	17,196	10/31/19	(12)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

Morgan Stanley	United States Dollar	124	Hungarian Forint	36,024	10/31/19	$(7)

Morgan Stanley	United States Dollar	96	Peruvian Nuevo Sol	320	10/30/19	(1)

Morgan Stanley	United States Dollar	57	Polish Zloty	224	10/31/19	(1)

Morgan Stanley	United States Dollar	667	Russian Ruble	43,001	11/29/19	(9)

Morgan Stanley	United States Dollar	198	Singapore Dollar	272	11/29/19	(1)

Morgan Stanley	United States Dollar	76	South African Rand	1,130	10/31/19	(2)

Santander	Mexican Peso	7,989	United States Dollar	395	10/31/19	(8)

Santander	United States Dollar	1,073	Brazilian Real	4,438	10/2/19	(5)

Santander	United States Dollar	280	Mexican Peso	5,428	10/31/19	(6)

Standard Chartered Bank	Polish Zloty	1,820	United States Dollar	454	10/31/19	–*

Standard Chartered Bank	Russian Ruble	6,306	United States Dollar	95	10/31/19	(2)

Standard Chartered Bank	Thai Baht	30,224	United States Dollar	987	11/29/19	(3)

Standard Chartered Bank	Turkish Lira	1,934	United States Dollar	324	10/31/19	(15)

Standard Chartered Bank	United States Dollar	298	Czech Koruna	6,817	10/31/19	(10)

Standard Chartered Bank	United States Dollar	95	Peruvian Nuevo Sol	320	10/30/19	–*

Subtotal Depreciation						(387)

Total						$(25)

*	Amount rounds to less than one thousand.

As of September 30, 2019, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)

BNP	Kuala Lumpur Interbank Offered Rate 3 Month (1)	3.94% (1)	2,500,000	MYR	4/20/22	$12	$–	$12

Total								$12

(1)	Payment frequency is quarterly.

As of September 30, 2019, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

CFETS China Fixing Repo Rates 7 Day (2)	3.02% (2)	12,000,000	CNY	5/15/24	$11	$–	$11

Warsaw InterBank Offer Rate 6 Month (3)	2.44% (4)	2,000,000	PLN	7/11/22	11	–	11

Warsaw InterBank Offer Rate 6 Month (3)	2.40% (4)	750,000	PLN	3/26/23	7	–	7

Subtotal Appreciation							29

6.60% (3)	India Overnight Mumbai Interbank Outright Rate (3)	64,000,000	INR	12/13/23	(54)	–	(54)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000s)	PREMIUMS PAID/ (RECEIVED) (000s)	UNREALIZED APPRECIATION (DEPRECIATION) (000s) (1)

7.01% (5)	28-day Mexican Interbank Equilibrium Interest Rate (TIIE) (5)	45,000,000	MXN	9/15/21	$(14)	$–	$(14)

Subtotal Depreciation							(68)

Total							$(39)

(1)	Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(2)	Payment frequency is quarterly.
(3)	Payment frequency is semi-anually.
(4)	Payment frequency is anually.
(5)	Payment frequency is lunar. Monthly payment based on 28-day periods. One year consists of 13 periods.

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION	% OF INVESTMENTS
AAA	0.4%
AA	2.2
A	15.3
BBB	30.6
BB	19.2
B	18.5
Not rated	2.1
CCC or below	7.5
Cash Equivalent	4.2

Total	100.0%

At September 30, 2019, the industry sectors for the Fund were:

INDUSTRY SECTOR	% OF LONG-TERM INVESTMENTS
Basic Materials	1.4%
Communications	0.7
Energy	2.5
Financial	3.1
Government	91.4
Industrial	0.3
Utilities	0.6

Total	100.0%

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	54.5%
Brazilian Real	5.9
Indonesian Rupiah	5.7
Mexican Peso	5.2
All other currencies less than 5%	28.7

Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds (1)	$–	$71	$–	$71
Foreign Issuer Bonds:
Costa Rica	–	1,539	664	2,203
Nigeria	–	1,176	594	1,770
Supranational	–	–	596	596
United Arab Emirates	–	194	912	1,106
All Other Countries (1)	–	149,643	–	149,643
Total Foreign Issuer Bonds	–	152,552	2,766	155,318
Investment Companies	6,785	–	–	6,785
Total Investments	$6,785	$152,623	$2,766	$162,174

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$–	$362	$–	$362
Bilateral Interest Rate Swap Agreements	–	12	–	12
Centrally Cleared Interest Rate Swap Agreements	–	29	–	29
Liabilities
Forward Foreign Currency Exchange Contracts	–	(387)	–	(387)
Centrally Cleared Interest Rate Swap Agreements	–	(68)	–	(68)
Total Other Financial Instruments	$–	$(52)	$–	$(52)

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/19 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/19 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/19 (000s)

Foreign Issuer Bonds

Costa Rica	$563	$1	$–	$100	$–	$–	$–	$–	$664	$100

Nigeria	554	43	–	(3)	–	–	–	–	594	(3)

Supranational	–	–	–	46	550	–	–	–	596	46

United Arab Emirates	913	7	1	4	8	(21)	–	–	912	4

Total	$2,030	$51	$1	$147	$558	$(21)	$–	$–	$2,766	$147

The Fund valued the securities included in the Balance as of 9/30/19 above using prices provided by a third party provider.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CONVERTIBLE BONDS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.50%, 9/15/26	$25	$15

Denbury Resources, Inc., 6.38%, 12/31/24 (1)	106	62
		77
Total Convertible Bonds
(Cost $98)		77

CORPORATE BONDS – 66.9%

Advertising & Marketing – 0.4%

Lamar Media Corp., 5.00%, 5/1/23	50	51
5.75%, 2/1/26	130	137

Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 2/15/24	95	98
5.88%, 3/15/25	335	346
5.00%, 8/15/27 (1)	530	556
		1,188

Aerospace & Defense – 1.3%

Arconic, Inc., 5.13%, 10/1/24	25	27
5.90%, 2/1/27	174	195
5.95%, 2/1/37	200	216

BBA US Holdings, Inc., 5.38%, 5/1/26 (1)	220	231

TransDigm, Inc., 6.00%, 7/15/22	175	178
6.50%, 5/15/25	25	26
6.25%, 3/15/26 (1)	930	998
6.38%, 6/15/26	1,570	1,652
7.50%, 3/15/27	525	571

Triumph Group, Inc., 6.25%, 9/15/24 (1)	25	26
7.75%, 8/15/25	75	76
		4,196

Airlines – 0.0%

American Airlines Group, Inc., 5.00%, 6/1/22 (1)	75	78

United Airlines Holdings, Inc., 4.25%, 10/1/22	25	26
		104

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Apparel & Textile Products – 0.1%

William Carter (The) Co., 5.63%, 3/15/27 (1)	$295	$316

Auto Parts Manufacturing – 0.3%

Cooper-Standard Automotive, Inc., 5.63%, 11/15/26 (1)	75	68

Dana, Inc., 6.00%, 9/15/23	125	128

Tenneco, Inc., 5.38%, 12/15/24	150	131
5.00%, 7/15/26	25	20

Truck Hero, Inc., 8.50%, 4/21/24 (1)	500	495
		842

Automobiles Manufacturing – 0.1%

Tesla, Inc., 5.30%, 8/15/25 (1)	375	337

Banks – 0.2%

CIT Group, Inc., 4.13%, 3/9/21	75	76
5.00%, 8/15/22	595	631
		707

Cable & Satellite – 3.0%

Block Communications, Inc., 6.88%, 2/15/25 (1)	25	26

Cablevision Systems Corp., 8.00%, 4/15/20	150	154
5.88%, 9/15/22	25	27

CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	430	435
5.13%, 2/15/23	300	305
4.00%, 3/1/23 (1)	50	51
5.13%, 5/1/23 (1)	375	384
5.75%, 9/1/23	425	434
5.88%, 4/1/24 (1)	280	292
5.38%, 5/1/25 (1)	50	52
5.75%, 2/15/26 (1)	1,210	1,279
5.50%, 5/1/26 (1)	208	218
5.88%, 5/1/27 (1)	25	26
5.00%, 2/1/28 (1)	765	791

CSC Holdings LLC, 5.13%, 12/15/21 (1)	100	100
5.38%, 7/15/23 (1)	200	205

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Cable & Satellite – 3.0% – continued
7.75%, 7/15/25 (1)	$375	$403
6.63%, 10/15/25 (1)	200	214
10.88%, 10/15/25 (1)	443	502
5.50%, 5/15/26 (1)	335	353
7.50%, 4/1/28 (1)	385	434
6.50%, 2/1/29 (1)	430	478
5.75%, 1/15/30 (1)	690	731
1/15/30 (1)(2)	295	298

DISH DBS Corp., 6.75%, 6/1/21	105	110
5.88%, 7/15/22	25	26
5.88%, 11/15/24	740	734
7.75%, 7/1/26	25	25

GCI LLC, 6.63%, 6/15/24 (1)	75	81

Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 8/15/27 (1)	195	205

Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (1)	195	196
		9,569

Casinos & Gaming – 2.3%

Boyd Gaming Corp., 6.88%, 5/15/23	130	135
6.38%, 4/1/26	880	933

Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (1)	300	307

Churchill Downs, Inc., 5.50%, 4/1/27 (1)	710	753
4.75%, 1/15/28 (1)	50	51

Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23 (1)	75	80

Eldorado Resorts, Inc., 6.00%, 4/1/25	125	132
6.00%, 9/15/26	550	602

Enterprise Development Authority (The), 12.00%, 7/15/24 (1)	100	110

Golden Entertainment, Inc., 7.63%, 4/15/26 (1)	125	130

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Casinos & Gaming – 2.3% – continued

Inn of the Mountain Gods Resort & Casino, 9.25%, (100% Cash), 11/30/20 (3)	$68	$67

Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22 (1)	1,080	1,143

Jacobs Entertainment, Inc., 7.88%, 2/1/24 (1)	200	213

MGM Resorts International, 5.25%, 3/31/20	50	51
6.63%, 12/15/21	185	200
7.75%, 3/15/22	175	196
6.00%, 3/15/23	400	441
5.50%, 4/15/27	315	345

Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (1)	150	144

Station Casinos LLC, 5.00%, 10/1/25 (1)	255	259

Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27 (1)	115	121

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (1)	870	916
5.25%, 5/15/27 (1)	150	154

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29 (1)	50	52
		7,535

Chemicals – 1.0%

Blue Cube Spinco LLC, 10.00%, 10/15/25	200	224

CF Industries, Inc., 5.38%, 3/15/44	325	327

Chemours (The) Co., 7.00%, 5/15/25	25	24
5.38%, 5/15/27	25	22

Cornerstone Chemical Co., 6.75%, 8/15/24 (1)	1,110	1,025

Element Solutions, Inc., 5.88%, 12/1/25 (1)	315	329

H.B. Fuller Co., 4.00%, 2/15/27	105	101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Chemicals – 1.0% – continued

Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 4/15/25 (1)	$25	$26

Olin Corp., 5.63%, 8/1/29	265	276
5.00%, 2/1/30	50	50

PQ Corp., 6.75%, 11/15/22 (1)	135	140

TPC Group, Inc., 10.50%, 8/1/24 (1)	100	104

Tronox, Inc., 6.50%, 4/15/26 (1)	440	419

WR Grace & Co-Conn, 5.13%, 10/1/21 (1)	280	291
		3,358

Coal Operations – 0.2%

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 12.00%, 11/1/21 (4)	75	19
6.38%, 3/15/24 (4)	250	1

CONSOL Energy, Inc., 11.00%, 11/15/25 (1)	25	25

Foresight Energy LLC/Foresight Energy Finance Corp., 11.50%, 4/1/23 (1)	2,280	479

Murray Energy Corp., 12.00%, (100% Cash), 4/15/24 (1)(3)	486	5
		529

Commercial Finance – 0.4%

AerCap Global Aviation Trust, (Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1)(5)	315	340

DAE Funding LLC, 4.00%, 8/1/20 (1)	225	227
5.25%, 11/15/21 (1)	150	156
4.50%, 8/1/22 (1)	125	127
5.00%, 8/1/24 (1)	150	156

Fortress Transportation & Infrastructure Investors LLC, 6.75%, 3/15/22 (1)	25	26
6.50%, 10/1/25 (1)	75	77

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Commercial Finance – 0.4% – continued

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 12/15/22 (1)	$25	$26
		1,135

Communications Equipment – 0.8%

CommScope Technologies LLC, 6.00%, 6/15/25 (1)	774	701
5.00%, 3/15/27 (1)	570	470

CommScope, Inc., 5.00%, 6/15/21 (1)	34	34
5.50%, 3/1/24 (1)	75	77
6.00%, 3/1/26 (1)	295	305
8.25%, 3/1/27 (1)	465	453

Nokia of America Corp., 6.45%, 3/15/29	75	77

ViaSat, Inc., 5.63%, 9/15/25 (1)	410	413
5.63%, 4/15/27 (1)	75	79
		2,609

Construction Materials Manufacturing – 0.3%

Advanced Drainage Systems, Inc., 5.00%, 9/30/27 (1)	165	167

Northwest Hardwoods, Inc., 7.50%, 8/1/21 (1)	25	15

NWH Escrow Corp., 7.50%, 8/1/21 (1)	25	14

Standard Industries, Inc., 5.38%, 11/15/24 (1)	275	283

Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 7/15/23	75	76
6.50%, 3/15/27 (1)	50	54

US Concrete, Inc., 6.38%, 6/1/24	195	203
		812

Consumer Finance – 1.3%

Ally Financial, Inc., 7.50%, 9/15/20	25	26
3.88%, 5/21/24	75	78
8.00%, 11/1/31	625	864

Credit Acceptance Corp., 6.63%, 3/15/26 (1)	75	80

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Consumer Finance – 1.3% – continued

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21 (1)	$25	$25
5.25%, 3/15/22 (1)	200	208

MGIC Investment Corp., 5.75%, 8/15/23	125	137

Nationstar Mortgage Holdings, Inc., 8.13%, 7/15/23 (1)	100	104
9.13%, 7/15/26 (1)	50	53

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/1/21	100	100

Navient Corp., 5.88%, 3/25/21	245	254
6.63%, 7/26/21	190	200
6.50%, 6/15/22	125	133
5.50%, 1/25/23	25	26
6.13%, 3/25/24	350	363
5.88%, 10/25/24	118	119
6.75%, 6/25/25	175	180
6.75%, 6/15/26	150	154

Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25 (1)	25	24

Springleaf Finance Corp., 8.25%, 10/1/23	215	251
6.88%, 3/15/25	75	83
7.13%, 3/15/26	200	222
6.63%, 1/15/28	75	81

Starwood Property Trust, Inc., 3.63%, 2/1/21	340	341
4.75%, 3/15/25	120	124
		4,230

Consumer Products – 0.8%

Central Garden & Pet Co., 6.13%, 11/15/23	25	26
5.13%, 2/1/28	25	26

Edgewell Personal Care Co., 4.70%, 5/24/22	375	387

Energizer Holdings, Inc., 5.50%, 6/15/25 (1)	225	233
6.38%, 7/15/26 (1)	365	391
7.75%, 1/15/27 (1)	555	618

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Consumer Products – 0.8% – continued

First Quality Finance Co., Inc., 5.00%, 7/1/25 (1)	$25	$26

High Ridge Brands Co., 8.88%, 3/15/25 (1)	1,100	88

Prestige Brands, Inc., 6.38%, 3/1/24 (1)	210	218

Revlon Consumer Products Corp., 6.25%, 8/1/24	25	13

Spectrum Brands, Inc., 6.13%, 12/15/24	65	68
5.75%, 7/15/25	330	344
5.00%, 10/1/29 (1)	75	76
		2,514

Consumer Services – 1.1%

Aramark Services, Inc., 5.13%, 1/15/24	530	547
5.00%, 2/1/28 (1)	195	203

Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (1)	245	258
5.25%, 4/15/24 (1)	75	77
5.75%, 4/15/26 (1)	1,220	1,270

Service Corp. International, 5.38%, 5/15/24	525	542
5.13%, 6/1/29	50	53

ServiceMaster (The) Co. LLC, 5.13%, 11/15/24 (1)	360	373

Sotheby’s, 4.88%, 12/15/25 (1)	75	76

Weight Watchers International, Inc., 8.63%, 12/1/25 (1)	75	78
		3,477

Containers & Packaging – 2.5%

Berry Global, Inc., 5.13%, 7/15/23	300	308
4.88%, 7/15/26 (1)	75	77
5.63%, 7/15/27 (1)	280	290

Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	210	220

Flex Acquisition Co., Inc., 6.88%, 1/15/25 (1)	50	46
7.88%, 7/15/26 (1)	50	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Containers & Packaging – 2.5% – continued

Graphic Packaging International LLC, 4.75%, 7/15/27 (1)	$50	$52

Greif, Inc., 6.50%, 3/1/27 (1)	100	106

Matthews International Corp., 5.25%, 12/1/25 (1)	75	71

Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24 (1)	360	370
7.25%, 4/15/25 (1)	735	695

Owens-Brockway Glass Container, Inc., 5.38%, 1/15/25 (1)	250	256
6.38%, 8/15/25 (1)	25	26

Plastipak Holdings, Inc., 6.25%, 10/15/25 (1)	2,400	1,980

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, 10/15/20	412	413
5.13%, 7/15/23 (1)	425	435
7.00%, 7/15/24 (1)	25	26

Sealed Air Corp., 5.13%, 12/1/24 (1)	25	27

Trident TPI Holdings, Inc., 9.25%, 8/1/24 (1)	910	892
6.63%, 11/1/25 (1)	2,055	1,798
		8,134

Department Stores – 0.0%

JC Penney Corp., Inc., 8.63%, 3/15/25 (1)	75	47
6.38%, 10/15/36	100	32

Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.75%, 10/25/24 (1)	41	12
		91

Distributors – Consumer Discretionary – 0.3%

IAA, Inc., 5.50%, 6/15/27 (1)	240	253

KAR Auction Services, Inc., 5.13%, 6/1/25 (1)	730	756
		1,009

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Diversified Banks – 0.4%

Bank of America Corp., (Variable, ICE LIBOR USD 3M + 3.29%), 5.13%, 6/20/24 (5)(6)	$50	$52
(Variable, ICE LIBOR USD 3M + 3.71%), 6.25%, 9/5/24 (5)(6)	425	462
(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (5)(6)	75	81

Citigroup, Inc., (Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (5)(6)	50	52
(Variable, ICE LIBOR USD 3M + 4.52%), 6.25%, 8/15/26 (5)(6)	100	111

JPMorgan Chase & Co., (Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (5)(6)	400	427
(Variable, ICE LIBOR USD 3M + 3.78%), 6.75%, 2/1/24 (5)(6)	25	28
(Variable, ICE LIBOR USD 3M + 3.33%), 6.10%, 10/1/24 (5)(6)	100	109
		1,322

Educational Services – 0.0%

Graham Holdings Co., 5.75%, 6/1/26 (1)	25	27

Electrical Equipment Manufacturing – 0.2%

ADT Security (The) Corp., 6.25%, 10/15/21	50	53
4.88%, 7/15/32 (1)	175	153

BWX Technologies, Inc., 5.38%, 7/15/26 (1)	25	26

Sensata Technologies, Inc., 4.38%, 2/15/30 (1)	95	95

Vertiv Group Corp., 9.25%, 10/15/24 (1)	75	72

Vertiv Intermediate Holding Corp., 12.00%, (100% Cash), 2/15/22 (1)(3)	325	292
		691

Entertainment Content – 0.7%

AMC Networks, Inc., 4.75%, 12/15/22	125	127
5.00%, 4/1/24	185	191
4.75%, 8/1/25	210	217

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Entertainment Content – 0.7% – continued

Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 8/15/26 (1)	$435	$451
6.63%, 8/15/27 (1)	570	591

Liberty Interactive LLC, 8.50%, 7/15/29	210	224

Lions Gate Capital Holdings LLC, 6.38%, 2/1/24 (1)	50	53
5.88%, 11/1/24 (1)	125	128

Univision Communications, Inc., 6.75%, 9/15/22 (1)	128	130
5.13%, 2/15/25 (1)	25	24

WMG Acquisition Corp., 5.00%, 8/1/23 (1)	50	51
		2,187

Entertainment Resources – 1.3%

AMC Entertainment Holdings, Inc., 5.75%, 6/15/25	565	539
5.88%, 11/15/26	160	145
6.13%, 5/15/27	555	502

Boyne USA, Inc., 7.25%, 5/1/25 (1)	100	109

Carlson Travel, Inc., 6.75%, 12/15/23 (1)	200	204

Cedar Fair L.P., 5.25%, 7/15/29 (1)	140	150

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/1/24	25	26

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 4/15/27	315	337

Cinemark USA, Inc., 5.13%, 12/15/22	100	101
4.88%, 6/1/23	50	51

Constellation Merger Sub, Inc., 8.50%, 9/15/25 (1)	50	42

Live Nation Entertainment, Inc., 4.88%, 11/1/24 (1)	235	243
5.63%, 3/15/26 (1)	75	80

Six Flags Entertainment Corp., 4.88%, 7/31/24 (1)	185	191
5.50%, 4/15/27 (1)	235	251

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Entertainment Resources – 1.3% – continued

Sterling Entertainment Group LLC, 10.25%, 1/15/25 (7)	$1,110	$1,103
		4,074

Exploration & Production – 2.7%

Antero Resources Corp., 5.38%, 11/1/21	50	48

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/1/22 (1)	149	149
7.00%, 11/1/26 (1)	695	580

Brazos Valley Longhorn LLC/Brazos Valley Longhorn Finance Corp., 6.88%, 2/1/25	150	129

Bruin E&P Partners LLC, 8.88%, 8/1/23 (1)	440	329

California Resources Corp., 8.00%, 12/15/22 (1)	200	99

Callon Petroleum Co., 6.13%, 10/1/24	125	123
6.38%, 7/1/26	25	24

Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	50	47

Centennial Resource Production LLC, 5.38%, 1/15/26 (1)	100	95
6.88%, 4/1/27 (1)	310	309

Chaparral Energy, Inc., 8.75%, 7/15/23 (1)	125	49

Chesapeake Energy Corp., 6.63%, 8/15/20	77	77
6.88%, 11/15/20	100	100
5.75%, 3/15/23	25	19
8.00%, 1/15/25	225	163
8.00%, 3/15/26 (1)	209	143
8.00%, 6/15/27	425	289

CNX Resources Corp., 5.88%, 4/15/22	25	24
7.25%, 3/14/27 (1)	50	42

Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (1)	75	60

CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/25 (1)	525	528

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Exploration & Production – 2.7% – continued

Denbury Resources, Inc., 9.00%, 5/15/21 (1)	$150	$139
9.25%, 3/31/22 (1)	21	18

Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 2/15/23 (1)	580	584

EP Energy LLC/Everest Acquisition Finance, Inc., 9.38%, 5/1/20	212	1
9.38%, 5/1/24 (1)	219	6

Extraction Oil & Gas, Inc., 7.38%, 5/15/24 (1)	50	33
5.63%, 2/1/26 (1)	370	227

Gulfport Energy Corp., 6.00%, 10/15/24	100	72
6.38%, 1/15/26	25	18

HighPoint Operating Corp., 7.00%, 10/15/22	50	45

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/1/28 (1)	150	140

Indigo Natural Resources LLC, 6.88%, 2/15/26 (1)	50	45

Jagged Peak Energy LLC, 5.88%, 5/1/26	75	75

Lonestar Resources America, Inc.,
11.25%, 1/1/23 (1)	75	61

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 8/1/26 (1)	75	75

Matador Resources Co., 5.88%, 9/15/26	440	441

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26 (1)	125	92
10.50%, 5/15/27 (1)	25	20

Murphy Oil Corp., 6.88%, 8/15/24	75	78
5.75%, 8/15/25	75	76

Oasis Petroleum, Inc., 6.50%, 11/1/21	100	99
6.88%, 1/15/23	25	23
6.25%, 5/1/26 (1)	375	304

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Exploration & Production – 2.7% – continued

Parsley Energy LLC/Parsley Finance Corp., 6.25%, 6/1/24 (1)	$50	$52

PDC Energy, Inc., 6.13%, 9/15/24	25	25
5.75%, 5/15/26	510	502

Range Resources Corp., 5.75%, 6/1/21	125	124
5.00%, 8/15/22	125	117
5.00%, 3/15/23	205	179
4.88%, 5/15/25	345	285

Sanchez Energy Corp., 7.75%, 6/15/21 (4)	175	11
6.13%, 1/15/23 (4)	315	20

SM Energy Co., 5.00%, 1/15/24	130	117
5.63%, 6/1/25	35	30
6.75%, 9/15/26	198	173
6.63%, 1/15/27	260	224

Southwestern Energy Co., 6.20%, 1/23/25	34	30

SRC Energy, Inc., 6.25%, 12/1/25	75	74

Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp., 8.75%, 4/15/23 (1)	100	46
9.75%, 4/15/23 (1)	125	58

Whiting Petroleum Corp., 6.63%, 1/15/26	75	51

WPX Energy, Inc., 8.25%, 8/1/23	58	65
5.25%, 9/15/24	150	153
5.75%, 6/1/26	150	154
5.25%, 10/15/27	210	211
		8,799

Financial Services – 1.2%

Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26 (1)	125	132
9.75%, 7/15/27 (1)	225	234

Charles Schwab (The) Corp., (Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (5)(6)	75	76

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Financial Services – 1.2% – continued

Hunt Cos., Inc., 6.25%, 2/15/26 (1)	$75	$73

Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.88%, 2/1/22	260	263
6.75%, 2/1/24	250	260
4.75%, 9/15/24 (1)	175	175
6.25%, 5/15/26 (1)	225	236

LPL Holdings, Inc., 5.75%, 9/15/25 (1)	865	900

NFP Corp., 6.88%, 7/15/25 (1)	1,325	1,315

VFH Parent LLC/Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	50	52
		3,716

Food & Beverage – 0.5%

Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (1)	75	72

Darling Ingredients, Inc., 5.25%, 4/15/27 (1)	50	53

HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 8/15/26 (1)	75	76

Nathan’s Famous, Inc., 6.63%, 11/1/25 (1)	100	99

Pilgrim’s Pride Corp., 5.75%, 3/15/25 (1)	100	103
5.88%, 9/30/27 (1)	75	81

Post Holdings, Inc., 5.50%, 3/1/25 (1)	320	335
5.00%, 8/15/26 (1)	350	363
5.75%, 3/1/27 (1)	180	191
5.63%, 1/15/28 (1)	325	344
		1,717

Forest & Paper Products Manufacturing – 0.1%

Mercer International, Inc., 6.50%, 2/1/24	75	77
7.38%, 1/15/25	75	78

Schweitzer-Mauduit International, Inc., 6.88%, 10/1/26 (1)	75	79
		234

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Hardware – 0.7%

CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	$228	$234
5.00%, 9/1/25	225	234
4.25%, 4/1/28	25	25

Dell International LLC/EMC Corp., 5.88%, 6/15/21 (1)	50	51
7.13%, 6/15/24 (1)	325	342

Diebold Nixdorf, Inc., 8.50%, 4/15/24	50	47

Everi Payments, Inc., 7.50%, 12/15/25 (1)	50	53

NCR Corp., 6.38%, 12/15/23	175	180
5.75%, 9/1/27 (1)	100	103
6.13%, 9/1/29 (1)	150	158

TTM Technologies, Inc., 5.63%, 10/1/25 (1)	50	50

Western Digital Corp., 4.75%, 2/15/26	730	751
		2,228

Health Care Facilities & Services – 4.7%

ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (1)	175	119

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27 (1)	25	26

Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	75	80

CHS/Community Health Systems, Inc., 6.88%, 2/1/22	138	105
9.88%, 6/30/23 (1)	50	42
8.63%, 1/15/24 (1)	25	26
8.13%, 6/30/24 (1)	34	27
8.00%, 3/15/26 (1)	150	150

DaVita, Inc., 5.13%, 7/15/24	25	25

Eagle Holding Co. II LLC, 7.63%, (100% Cash), 5/15/22 (1)(3)	150	151
7.75%, 5/15/22 (1)(3)	1,650	1,664

Encompass Health Corp., 5.75%, 11/1/24	90	91
4.75%, 2/1/30	50	51

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Health Care Facilities & Services – 4.7% – continued

Envision Healthcare Corp., 8.75%, 10/15/26 (1)	$3,635	$2,217

HCA, Inc., 5.88%, 5/1/23	50	55
7.69%, 6/15/25	660	794
7.58%, 9/15/25	100	118
5.38%, 9/1/26	730	802
5.63%, 9/1/28	430	479
5.88%, 2/1/29	215	242
4.13%, 6/15/29	25	26

MEDNAX, Inc., 6.25%, 1/15/27 (1)	440	437

NVA Holdings, Inc., 6.88%, 4/1/26 (1)	1,000	1,061

Select Medical Corp., 6.25%, 8/15/26 (1)	495	517

Surgery Center Holdings, Inc., 6.75%, 7/1/25 (1)	1,970	1,768
10.00%, 4/15/27 (1)	520	528

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	120	124

Team Health Holdings, Inc., 6.38%, 2/1/25 (1)	1,020	705

Tenet Healthcare Corp., 8.13%, 4/1/22	645	698
6.75%, 6/15/23	420	441
4.63%, 7/15/24	100	103
4.63%, 9/1/24 (1)	50	51
4.88%, 1/1/26 (1)	175	180
6.25%, 2/1/27 (1)	480	500
5.13%, 11/1/27 (1)	125	129
6.88%, 11/15/31	120	109

Vizient, Inc., 6.25%, 5/15/27 (1)	280	300

West Street Merger Sub, Inc., 6.38%, 9/1/25 (1)	350	322
		15,263

Home Improvement – 0.8%

Apex Tool Group LLC/BC Mountain Finance, Inc., 9.00%, 2/15/23 (1)	1,690	1,500

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Home Improvement – 0.8% – continued

BMC East LLC, 5.50%, 10/1/24 (1)	$175	$182

Griffon Corp., 5.25%, 3/1/22	150	151

JELD-WEN, Inc., 4.63%, 12/15/25 (1)	170	171
4.88%, 12/15/27 (1)	355	351

Patrick Industries, Inc., 7.50%, 10/15/27 (1)	100	103

PGT Escrow Issuer, Inc., 6.75%, 8/1/26 (1)	100	108

Scotts Miracle-Gro (The) Co., 5.25%, 12/15/26	50	52

Werner FinCo L.P./Werner FinCo, Inc., 8.75%, 7/15/25 (1)	125	107
		2,725

Homebuilders – 1.3%

Ashton Woods USA LLC/Ashton Woods Finance Co., 6.75%, 8/1/25 (1)	50	50

Beazer Homes USA, Inc., 6.75%, 3/15/25	75	77
7.25%, 10/15/29 (1)	50	51

Century Communities, Inc., 5.88%, 7/15/25	100	103
6.75%, 6/1/27 (1)	150	161

Forestar Group, Inc., 8.00%, 4/15/24 (1)	150	162

KB Home, 7.63%, 5/15/23	25	28
6.88%, 6/15/27	75	84

Lennar Corp., 8.38%, 1/15/21	125	134
4.13%, 1/15/22	125	128
5.38%, 10/1/22	210	224

Meritage Homes Corp., 7.00%, 4/1/22	54	59
6.00%, 6/1/25	250	276

Shea Homes L.P./Shea Homes Funding Corp., 5.88%, 4/1/23 (1)	150	154
6.13%, 4/1/25 (1)	240	246

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Homebuilders – 1.3% – continued

Taylor Morrison Communities, Inc., 5.88%, 6/15/27 (1)	$195	$214
5.75%, 1/15/28 (1)	245	266

Toll Brothers Finance Corp., 5.88%, 2/15/22	125	133
4.38%, 4/15/23	190	199
4.88%, 3/15/27	205	220
4.35%, 2/15/28	250	258

TRI Pointe Group, Inc., 5.25%, 6/1/27	150	150

Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/1/23	175	175
6.63%, 8/15/25	100	100

William Lyon Homes, Inc., 6.00%, 9/1/23	50	52
5.88%, 1/31/25	125	126
6.63%, 7/15/27 (1)	50	52

Williams Scotsman International, Inc., 7.88%, 12/15/22 (1)	50	52
6.88%, 8/15/23 (1)	150	157
		4,091

Industrial Other – 0.9%

Ahern Rentals, Inc., 7.38%, 5/15/23 (1)	175	149

Anixter, Inc., 6.00%, 12/1/25	50	55

Aptim Corp., 7.75%, 6/15/25 (1)	150	107

Brand Industrial Services, Inc., 8.50%, 7/15/25 (1)	150	142

Capitol Investment Merger Sub 2 LLC, 10.00%, 8/1/24 (1)	25	26

Core & Main L.P., 6.13%, 8/15/25 (1)	335	334

frontdoor, Inc., 6.75%, 8/15/26 (1)	360	394

Great Lakes Dredge & Dock Corp., 8.00%, 5/15/22	50	53

H&E Equipment Services, Inc., 5.63%, 9/1/25	125	129

Harsco Corp., 5.75%, 7/31/27 (1)	550	573

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Industrial Other – 0.9% – continued

Installed Building Products, Inc., 5.75%, 2/1/28 (1)	$75	$77

New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/22 (1)	200	205
6.25%, 3/15/26 (1)	25	26

Resideo Funding, Inc., 6.13%, 11/1/26 (1)	290	306

TopBuild Corp., 5.63%, 5/1/26 (1)	75	78

United Rentals North America, Inc., 5.88%, 9/15/26	65	69
6.50%, 12/15/26	150	163
		2,886

Internet Media – 0.9%

Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/1/27 (1)	295	310

GrubHub Holdings, Inc., 5.50%, 7/1/27 (1)	50	51

Match Group, Inc., 6.38%, 6/1/24	194	204
5.00%, 12/15/27 (1)	50	52
5.63%, 2/15/29 (1)	355	381

Netflix, Inc., 5.38%, 2/1/21	125	129
5.50%, 2/15/22	315	334
4.88%, 4/15/28	265	269
5.88%, 11/15/28	475	516
6.38%, 5/15/29 (1)	235	260
5.38%, 11/15/29 (1)	275	287

Uber Technologies, Inc., 7.50%, 11/1/23 (1)	75	75
		2,868

Iron & Steel – 0.8%

Specialty Steel Supply, Inc., 12.55%, 11/15/22 (7)	2,670	2,670

Leisure Products Manufacturing – 0.0%

Mattel, Inc., 6.75%, 12/31/25 (1)	75	78

Life Insurance – 0.1%

Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25 (1)	75	80

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Life Insurance – 0.1% – continued

Genworth Holdings, Inc., 7.70%, 6/15/20	$200	$205
7.63%, 9/24/21	50	52
		337

Machinery Manufacturing – 1.0%

Amsted Industries, Inc., 5.63%, 7/1/27 (1)	50	53

Cloud Crane LLC, 10.13%, 8/1/24 (1)	125	134

Colfax Corp., 6.00%, 2/15/24 (1)	145	153
6.38%, 2/15/26 (1)	260	280

Granite Holdings US Acquisition Co., 11.00%, 10/1/27 (1)	195	188

JPW Industries Holding Corp., 9.00%, 10/1/24 (1)	1,370	1,295

Manitowoc (The) Co., Inc., 9.00%, 4/1/26 (1)	50	49

MTS Systems Corp., 5.75%, 8/15/27 (1)	25	26

Mueller Water Products, Inc., 5.50%, 6/15/26 (1)	25	26

RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25 (1)	370	380

SPX FLOW, Inc., 5.63%, 8/15/24 (1)	50	52
5.88%, 8/15/26 (1)	50	52

Stevens Holding Co., Inc., 6.13%, 10/1/26 (1)	75	80

Tennant Co., 5.63%, 5/1/25	50	52

Terex Corp., 5.63%, 2/1/25 (1)	325	333

Titan International, Inc., 6.50%, 11/30/23	125	99
		3,252

Managed Care – 2.6%

Centene Corp., 5.63%, 2/15/21	25	25
4.75%, 5/15/22	240	245
6.13%, 2/15/24	130	135
5.38%, 6/1/26 (1)	375	392

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Managed Care – 2.6% – continued

MPH Acquisition Holdings LLC, 7.13%, 6/1/24 (1)	$850	$783

One Call Corp., 7.50%, 7/1/24 (1)(3)(7)	5,383	4,181

Polaris Intermediate Corp., 8.50%, (100% Cash), 12/1/22 (1)(3)	3,070	2,610

WellCare Health Plans, Inc., 5.38%, 8/15/26 (1)	75	80
		8,451

Manufactured Goods – 1.1%

EnPro Industries, Inc., 5.75%, 10/15/26	75	80

Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (1)	75	72

Material Sciences Corp., 10.58%, 1/9/24 (7)	1,511	1,511

Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc., 8.63%, 6/1/21 (1)	2,730	1,884

Park-Ohio Industries, Inc., 6.63%, 4/15/27	100	95
		3,642

Medical Equipment & Devices Manufacturing – 0.7%

Avantor, Inc., 9.00%, 10/1/25 (1)	1,300	1,456

Hill-Rom Holdings, Inc., 4.38%, 9/15/27 (1)	25	25

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A., 6.63%, 5/15/22 (1)	820	801
		2,282

Metals & Mining – 1.8%

Aleris International, Inc., 10.75%, 7/15/23 (1)	25	26

Big River Steel LLC/BRS Finance Corp., 7.25%, 9/1/25 (1)	1,061	1,119

Century Aluminum Co., 7.50%, 6/1/21 (1)	1,160	1,143

Cleveland-Cliffs, Inc., 5.75%, 3/1/25	39	38

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Metals & Mining – 1.8% – continued
5.88%, 6/1/27 (1)	$435	$412
6.25%, 10/1/40	50	43

Coeur Mining, Inc., 5.88%, 6/1/24	75	75

Commercial Metals Co., 5.75%, 4/15/26	50	51
5.38%, 7/15/27	25	25

Freeport-McMoRan, Inc., 3.88%, 3/15/23	75	76
4.55%, 11/14/24	75	77
5.00%, 9/1/27	170	169
5.25%, 9/1/29	170	169
5.40%, 11/14/34	140	133
5.45%, 3/15/43	650	586

Hecla Mining Co., 6.88%, 5/1/21	50	49

Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (1)	420	443

Novelis Corp., 6.25%, 8/15/24 (1)	190	199
5.88%, 9/30/26 (1)	495	519

Real Alloy Holding, Inc., 10.00%, 1/15/19 (4)(8)	1,283	–

Steel Dynamics, Inc., 5.13%, 10/1/21	150	151
5.25%, 4/15/23	55	56
5.50%, 10/1/24	180	185

Tms International Holding Corp., 7.25%, 8/15/25 (1)	75	64

Warrior Met Coal, Inc., 8.00%, 11/1/24 (1)	61	63
		5,871
Oil & Gas Services & Equipment – 0.6%

Apergy Corp., 6.38%, 5/1/26	25	25

Archrock Partners L.P./Archrock Partners Finance Corp., 6.88%, 4/1/27 (1)	100	106

Basic Energy Services, Inc., 10.75%, 10/15/23 (1)	25	18

Calfrac Holdings L.P., 8.50%, 6/15/26 (1)	25	11

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Oil & Gas Services & Equipment – 0.6% – continued

Diamond Offshore Drilling, Inc., 7.88%, 8/15/25	$25	$20

Exterran Energy Solutions L.P./EES Finance Corp., 8.13%, 5/1/25	50	50

Forum Energy Technologies, Inc., 6.25%, 10/1/21	720	598

FTS International, Inc., 6.25%, 5/1/22	100	81

Global Marine, Inc., 7.00%, 6/1/28	25	22

McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 5/1/24 (1)	150	35

Nabors Industries, Inc., 5.00%, 9/15/20	12	12
5.75%, 2/1/25	125	92

Nine Energy Service, Inc., 8.75%, 11/1/23 (1)	75	61

SESI LLC, 7.13%, 12/15/21	75	51
7.75%, 9/15/24	75	42

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 4/1/26	75	78
6.88%, 9/1/27 (1)	565	583
		1,885

Pharmaceuticals – 0.3%

Bausch Health Americas, Inc., 8.50%, 1/31/27 (1)	760	853

Par Pharmaceutical, Inc., 7.50%, 4/1/27 (1)	75	69
		922

Pipeline – 3.9%

Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 9/15/24	515	463
5.75%, 3/1/27 (1)	100	83

Buckeye Partners L.P., 3.95%, 12/1/26	320	282
4.13%, 12/1/27	290	254

Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	105	121

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Pipeline – 3.9% – continued
5.88%, 3/31/25	$260	$289
5.13%, 6/30/27	125	137

Cheniere Energy Partners L.P., 5.25%, 10/1/25	640	664
5.63%, 10/1/26	305	324
4.50%, 10/1/29 (1)	185	189

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.25%, 4/1/23	475	487
5.75%, 4/1/25	350	360
5.63%, 5/1/27 (1)	365	373

DCP Midstream Operating L.P., 4.75%, 9/30/21 (1)	50	51
3.88%, 3/15/23	85	86
5.38%, 7/15/25	285	304
5.13%, 5/15/29	175	178
(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1)(5)	425	386
5.60%, 4/1/44	290	271

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 6.75%, 5/15/25	75	74

Energy Transfer Operating L.P.,
(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (5)(6)	75	70
(Variable, ICE LIBOR USD 3M + 4.16%), 6.63%, 2/15/28 (5)(6)	50	47

EnLink Midstream Partners L.P., 4.85%, 7/15/26	100	95
5.60%, 4/1/44	150	123
5.05%, 4/1/45	25	20
5.45%, 6/1/47	75	61

Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, 10/1/25	275	268
6.25%, 5/15/26	500	483

Global Partners L.P./GLP Finance Corp., 7.00%, 8/1/27 (1)	220	227

Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 2/15/26 (1)	125	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Pipeline – 3.9% – continued

Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 8/1/24 (1)	$100	$104

NGPL PipeCo LLC, 4.38%, 8/15/22 (1)	100	104
4.88%, 8/15/27 (1)	25	27

NuStar Logistics L.P., 4.80%, 9/1/20	235	239
6.75%, 2/1/21	55	57
4.75%, 2/1/22	55	56
6.00%, 6/1/26	210	227
5.63%, 4/28/27	250	264

PBF Logistics L.P./PBF Logistics Finance Corp., 6.88%, 5/15/23	175	179

Plains All American Pipeline L.P., (Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (5)(6)	50	47

Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	25	24

Rockies Express Pipeline LLC, 6.88%, 4/15/40 (1)	25	27

SemGroup Corp., 7.25%, 3/15/26	25	27

SemGroup Corp./Rose Rock Finance Corp., 5.63%, 7/15/22	125	127
5.63%, 11/15/23	300	307

Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	302	276
5.75%, 4/15/25	630	532

Summit Midstream Partners L.P.,
(Variable, ICE LIBOR USD 3M + 7.43%), 9.50%, 12/15/22 (5)(6)	125	90

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 4.75%, 10/1/23 (1)	50	50
5.50%, 9/15/24 (1)	75	75
5.50%, 1/15/28 (1)	470	459

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.25%, 11/15/23	455	458

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Pipeline – 3.9% – continued
6.75%, 3/15/24	$273	$283
5.13%, 2/1/25	270	278
5.88%, 4/15/26	125	132
5.38%, 2/1/27	66	68
6.50%, 7/15/27 (1)	210	229
5.00%, 1/15/28	515	521
6.88%, 1/15/29 (1)	235	257

TransMontaigne Partners L.P./TLP Finance Corp., 6.13%, 2/15/26	25	24
		12,449

Power Generation – 1.8%

Calpine Corp., 6.00%, 1/15/22 (1)	150	150
5.38%, 1/15/23	480	486
5.88%, 1/15/24 (1)	160	164
5.50%, 2/1/24	450	454
5.75%, 1/15/25	825	839

Clearway Energy Operating LLC, 5.38%, 8/15/24	25	26
5.75%, 10/15/25 (1)	75	79
5.00%, 9/15/26	100	102

NRG Energy, Inc., 7.25%, 5/15/26	495	542
6.63%, 1/15/27	965	1,045
5.25%, 6/15/29 (1)	50	54

Pattern Energy Group, Inc., 5.88%, 2/1/24 (1)	100	102

TerraForm Power Operating LLC, 6.63%, 6/15/25 (1)	50	53
5.00%, 1/31/28 (1)	25	26

Vistra Energy Corp., 5.88%, 6/1/23	25	26
7.63%, 11/1/24	39	41

Vistra Operations Co. LLC, 3.55%, 7/15/24 (1)	125	126
5.50%, 9/1/26 (1)	225	235
5.63%, 2/15/27 (1)	370	390
5.00%, 7/31/27 (1)	805	829
4.30%, 7/15/29 (1)	75	77
		5,846

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Property & Casualty Insurance – 2.7%

Acrisure LLC/Acrisure Finance, Inc., 8.13%, 2/15/24 (1)	$75	$81
7.00%, 11/15/25 (1)	125	117
10.13%, 8/1/26 (1)	50	52

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23 (1)	2,120	2,165

AssuredPartners, Inc., 7.00%, 8/15/25 (1)	2,670	2,670

GTCR AP Finance, Inc., 8.00%, 5/15/27 (1)	725	745

HUB International Ltd., 7.00%, 5/1/26 (1)	2,385	2,450

Radian Group, Inc., 4.50%, 10/1/24	75	77
4.88%, 3/15/27	100	101

USI, Inc., 6.88%, 5/1/25 (1)	175	178
		8,636

Publishing & Broadcasting – 2.4%

Clear Channel Outdoor Holdings, Inc., 9.25%, 2/15/24 (1)	317	348
5.13%, 8/15/27 (1)	785	818

Cumulus Media New Holdings, Inc., 6.75%, 7/1/26 (1)	200	209

EW Scripps (The) Co., 5.13%, 5/15/25 (1)	100	100

Gray Television, Inc., 5.13%, 10/15/24 (1)	100	104
5.88%, 7/15/26 (1)	400	416
7.00%, 5/15/27 (1)	255	280

iHeartCommunications, Inc., 6.38%, 5/1/26	432	466
8.38%, 5/1/27	258	279
5.25%, 8/15/27 (1)	315	328

National CineMedia LLC, 5.75%, 8/15/26	25	24

Nexstar Broadcasting, Inc., 5.63%, 8/1/24 (1)	225	234

Nexstar Escrow, Inc., 5.63%, 7/15/27 (1)	545	571

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Publishing & Broadcasting – 2.4% – continued

Salem Media Group, Inc., 6.75%, 6/1/24 (1)	$25	$22

Scripps Escrow, Inc., 5.88%, 7/15/27 (1)	25	25

Sinclair Television Group, Inc., 6.13%, 10/1/22	125	127
5.88%, 3/15/26 (1)	145	152
5.13%, 2/15/27 (1)	275	276

Sirius XM Radio, Inc., 3.88%, 8/1/22 (1)	85	86
4.63%, 5/15/23 (1)	205	209
4.63%, 7/15/24 (1)	640	664
5.38%, 7/15/26 (1)	395	415
5.00%, 8/1/27 (1)	330	341
5.50%, 7/1/29 (1)	645	688

TEGNA, Inc., 6.38%, 10/15/23	25	26
5.00%, 9/15/29 (1)	335	340

Townsquare Media, Inc., 6.50%, 4/1/23 (1)	75	75
		7,623

Real Estate – 3.3%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 5/15/26 (1)	50	52

CyrusOne L.P./CyrusOne Finance Corp., 5.00%, 3/15/24	50	52
5.38%, 3/15/27	25	27

Equinix, Inc., 5.38%, 4/1/23	250	256
5.88%, 1/15/26	125	133

ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	655	677
4.63%, 10/1/27 (1)	355	356

FelCor Lodging L.P., 6.00%, 6/1/25	275	289

Five Point Operating Co. L.P./Five Point Capital Corp., 7.88%, 11/15/25 (1)	50	51

GEO Group (The), Inc., 6.00%, 4/15/26	25	20

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Real Estate – 3.3% – continued

GLP Capital L.P./GLP Financing II, Inc., 5.25%, 6/1/25	$25	$28
5.38%, 4/15/26	25	27

Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	50	51

HAT Holdings I LLC/HAT Holdings II LLC, 5.25%, 7/15/24 (1)	125	131

Howard Hughes (The) Corp., 5.38%, 3/15/25 (1)	50	52

Iron Mountain US Holdings, Inc., 5.38%, 6/1/26 (1)	170	176

Iron Mountain, Inc., 6.00%, 8/15/23	110	113
5.75%, 8/15/24	225	227
4.88%, 9/15/27 (1)	355	363
5.25%, 3/15/28 (1)	1,040	1,075
4.88%, 9/15/29 (1)	530	538

iStar, Inc., 4.63%, 9/15/20	50	51

Kennedy-Wilson, Inc., 5.88%, 4/1/24	75	77

MPT Operating Partnership L.P./MPT Finance Corp., 6.38%, 3/1/24	360	377
5.50%, 5/1/24	395	405
5.25%, 8/1/26	160	168
4.63%, 8/1/29	100	103

Newmark Group, Inc., 6.13%, 11/15/23	75	81

Realogy Group LLC/Realogy Co.-Issuer Corp., 4.88%, 6/1/23 (1)	325	304
9.38%, 4/1/27 (1)	570	530

RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, 4/15/23	50	51

Ryman Hospitality Properties, Inc., 4.75%, 10/15/27 (1)	330	340

SBA Communications Corp., 4.00%, 10/1/22	100	102

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (1)	1,535	1,341

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Real Estate – 3.3% – continued

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, 4/15/23 (1)	$25	$24
8.25%, 10/15/23	1,850	1,674

VICI Properties 1 LLC/VICI FC, Inc., 8.00%, 10/15/23	340	372
		10,694

Refining & Marketing – 0.1%

Citgo Holding, Inc., 9.25%, 8/1/24 (1)	175	186

Murphy Oil USA, Inc., 4.75%, 9/15/29	75	77

Sunoco L.P./Sunoco Finance Corp., 4.88%, 1/15/23	100	102
6.00%, 4/15/27	75	80
		445

Restaurants – 0.5%

Golden Nugget, Inc., 6.75%, 10/15/24 (1)	225	229
8.75%, 10/1/25 (1)	150	156

IRB Holding Corp., 6.75%, 2/15/26 (1)	125	126

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24 (1)	300	311
5.25%, 6/1/26 (1)	540	572
4.75%, 6/1/27 (1)	25	26

Yum! Brands, Inc., 4.75%, 1/15/30 (1)	240	248
		1,668

Retail – Consumer Discretionary – 2.8%

American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (1)	100	103

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23	36	37
5.25%, 3/15/25 (1)	330	339
5.75%, 7/15/27 (1)	505	521

Beacon Roofing Supply, Inc., 6.38%, 10/1/23	75	77
4.88%, 11/1/25 (1)	610	598

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Retail – Consumer Discretionary – 2.8% – continued
11/15/26 (1)(2)	$25	$25

Builders FirstSource, Inc., 5.63%, 9/1/24 (1)	109	113
6.75%, 6/1/27 (1)	125	135

Carvana Co., 8.88%, 10/1/23 (1)	50	52

FirstCash, Inc., 5.38%, 6/1/24 (1)	50	52

Hertz (The) Corp., 5.50%, 10/15/24 (1)	745	743
7.13%, 8/1/26 (1)	535	558

L Brands, Inc., 5.25%, 2/1/28	565	526
7.50%, 6/15/29	50	50
6.75%, 7/1/36	150	127

Michaels Stores, Inc., 8.00%, 7/15/27 (1)	25	25

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.88%, 10/1/22 (1)	935	867

Penske Automotive Group, Inc., 3.75%, 8/15/20	445	447
5.75%, 10/1/22	165	167
5.50%, 5/15/26	245	256

PetSmart, Inc., 7.13%, 3/15/23 (1)	25	24
5.88%, 6/1/25 (1)	25	25

QVC, Inc., 4.85%, 4/1/24	115	121
5.45%, 8/15/34	130	132

Sonic Automotive, Inc., 6.13%, 3/15/27	125	127

SRS Distribution, Inc., 8.25%, 7/1/26 (1)	1,580	1,612

Staples, Inc., 7.50%, 4/15/26 (1)	740	762
10.75%, 4/15/27 (1)	260	267
		8,888

Retail – Consumer Staples – 0.1%

KeHE Distributors LLC/KeHE Finance Corp., 8.63%, 10/15/26 (1)	25	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Retail – Consumer Staples – 0.1% – continued

Performance Food Group, Inc., 5.50%, 10/15/27 (1)	$235	$247

US Foods, Inc., 5.88%, 6/15/24 (1)	185	191
		463

Semiconductors – 0.3%

Advanced Micro Devices, Inc., 7.50%, 8/15/22	66	75
7.00%, 7/1/24	128	133

Amkor Technology, Inc., 6.63%, 9/15/27 (1)	415	452

Entegris, Inc., 4.63%, 2/10/26 (1)	50	52

Micron Technology, Inc., 4.64%, 2/6/24	25	26
4.98%, 2/6/26	25	27

Qorvo, Inc., 5.50%, 7/15/26	175	185
4.38%, 10/15/29 (1)	75	75
		1,025

Software & Services – 1.9%

ACI Worldwide, Inc., 5.75%, 8/15/26 (1)	50	53

Ascend Learning LLC, 6.88%, 8/1/25 (1)	128	133

Banff Merger Sub, Inc., 9.75%, 9/1/26 (1)	75	72

CDK Global, Inc., 5.00%, 10/15/24	75	80
5.88%, 6/15/26	75	80
4.88%, 6/1/27	100	104
5.25%, 5/15/29 (1)	25	26

Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	125	130

Dun & Bradstreet (The) Corp., 6.88%, 8/15/26 (1)	50	55
10.25%, 2/15/27 (1)	225	249

Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (1)	100	56

Gartner, Inc., 5.13%, 4/1/25 (1)	50	52

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Software & Services – 1.9% – continued

Harland Clarke Holdings Corp., 9.25%, 3/1/21 (1)	$25	$23
8.38%, 8/15/22 (1)	125	102

IQVIA, Inc., 5.00%, 10/15/26 (1)	310	325

j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	590	623

MSCI, Inc., 5.25%, 11/15/24 (1)	75	77
4.75%, 8/1/26 (1)	50	52

Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/20	350	351
5.00%, 4/15/22 (1)	834	836

Nuance Communications, Inc., 6.00%, 7/1/24	410	428
5.63%, 12/15/26	145	153

Rackspace Hosting, Inc., 8.63%, 11/15/24 (1)	865	796

Refinitiv US Holdings, Inc., 6.25%, 5/15/26 (1)	25	27
8.25%, 11/15/26 (1)	50	55

RP Crown Parent LLC, 7.38%, 10/15/24 (1)	150	156

Solera LLC/Solera Finance, Inc., 10.50%, 3/1/24 (1)	100	106

SS&C Technologies, Inc., 5.50%, 9/30/27 (1)	825	862

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/1/25 (1)	100	103

Verscend Escrow Corp., 9.75%, 8/15/26 (1)	125	133
		6,298

Supermarkets & Pharmacies – 0.1%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.75%, 3/15/25	125	128
5.88%, 2/15/28 (1)	75	79

Cumberland Farms, Inc., 6.75%, 5/1/25 (1)	150	161

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Supermarkets & Pharmacies – 0.1% – continued

Rite Aid Corp., 6.13%, 4/1/23 (1)	$25	$20
		388

Tobacco – 0.0%

Vector Group Ltd., 6.13%, 2/1/25 (1)	50	48
10.50%, 11/1/26 (1)	100	102
		150

Transportation & Logistics – 0.2%

BCD Acquisition, Inc., 9.63%, 9/15/23 (1)	50	51

JB Poindexter & Co., Inc., 7.13%, 4/15/26 (1)	50	52

Wabash National Corp., 5.50%, 10/1/25 (1)	50	49

XPO Logistics, Inc., 6.50%, 6/15/22 (1)	336	342
6.13%, 9/1/23 (1)	50	52
		546

Travel & Lodging – 0.1%

Arrow Bidco LLC, 9.50%, 3/15/24 (1)	25	25

Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26	170	179
4.88%, 1/15/30 (1)	25	26

Marriott Ownership Resorts, Inc., 1/15/28 (1)(2)	25	25

Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 9/15/26	75	81
		336

Utilities – 0.8%

AmeriGas Partners L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	75	81
5.75%, 5/20/27	25	27

Ferrellgas L.P./Ferrellgas Finance Corp., 6.50%, 5/1/21	50	42

Ferrellgas Partners L.P./Ferrellgas Partners Finance Corp., 8.63%, 6/15/20	50	38

NextEra Energy Operating Partners L.P., 4.25%, 7/15/24 (1)	260	268

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Utilities – 0.8% – continued
4.25%, 9/15/24 (1)	$75	$77
3.88%, 10/15/26 (1)	125	125

Pacific Gas & Electric Co., 3.25%, 6/15/23 (4)	25	25
6.05%, 3/1/34 (4)	150	170
5.40%, 1/15/40 (4)	125	139
5.13%, 11/15/43 (4)	250	271
4.00%, 12/1/46 (4)	25	24

Talen Energy Supply LLC, 10.50%, 1/15/26 (1)	730	630
7.25%, 5/15/27 (1)	490	498
6.63%, 1/15/28 (1)	180	177
		2,592

Wireless Telecommunications Services – 1.7%

Hughes Satellite Systems Corp., 6.63%, 8/1/26	175	190

Sprint Capital Corp., 8.75%, 3/15/32	750	925

Sprint Communications, Inc., 7.00%, 3/1/20 (1)	150	153
9.25%, 4/15/22	75	87
6.00%, 11/15/22	75	80

Sprint Corp., 7.88%, 9/15/23	715	785
7.13%, 6/15/24	1,645	1,773
7.63%, 3/1/26	365	403

T-Mobile USA, Inc., 4.00%, 4/15/22	50	51
6.00%, 3/1/23	125	127
6.00%, 4/15/24	170	176
6.38%, 3/1/25	150	155
5.13%, 4/15/25	50	52
6.50%, 1/15/26	195	210
4.50%, 2/1/26	260	268
		5,435

Wireline Telecommunications Services – 2.4%

CenturyLink, Inc., 6.45%, 6/15/21	100	105
5.80%, 3/15/22	100	105
7.50%, 4/1/24	25	28

Cogent Communications Group, Inc., 5.38%, 3/1/22 (1)	75	78

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
CORPORATE BONDS – 66.9% – continued

Wireline Telecommunications Services – 2.4% – continued

Embarq Corp., 8.00%, 6/1/36	$370	$366

Frontier Communications Corp., 10.50%, 9/15/22	820	379
11.00%, 9/15/25	25	11
8.50%, 4/1/26 (1)	50	50
8.00%, 4/1/27 (1)	830	877
9.00%, 8/15/31	277	123

GTT Communications, Inc., 7.88%, 12/31/24 (1)	3,750	2,100

Level 3 Financing, Inc., 5.38%, 8/15/22	50	50
5.63%, 2/1/23	350	354
5.13%, 5/1/23	340	344
5.38%, 1/15/24	400	408
4.63%, 9/15/27 (1)	410	414

Level 3 Parent LLC, 5.75%, 12/1/22	205	206

Qualitytech L.P./QTS Finance Corp., 4.75%, 11/15/25 (1)	25	26

Windstream Services LLC/Windstream Finance Corp., 7.75%, 10/1/21 (4)	6	1
6.38%, 8/1/23 (1)(4)(9)	27	6
10.50%, 6/30/24 (1)(4)	75	41
8.63%, 10/31/25 (1)(4)(9)	68	69

Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23	540	554
6.38%, 5/15/25	490	505
5.75%, 1/15/27 (1)	595	608
		7,808
Total Corporate Bonds
(Cost $222,164)		216,200

FOREIGN ISSUER BONDS – 12.2%

Aerospace & Defense – 0.3%

Bombardier, Inc., 6.00%, 10/15/22 (1)	150	150
6.13%, 1/15/23 (1)	250	255
7.50%, 3/15/25 (1)	75	75
7.88%, 4/15/27 (1)	175	174

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Aerospace & Defense – 0.3% – continued

TransDigm UK Holdings PLC, 6.88%, 5/15/26	$400	$430
		1,084

Airlines – 0.1%

Air Canada, 7.75%, 4/15/21 (1)	225	241

Apparel & Textile Products – 0.0%

Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 5/1/25 (1)	150	135

Auto Parts Manufacturing – 0.0%

Delphi Technologies PLC, 5.00%, 10/1/25 (1)	75	66

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27 (1)	50	51
		117

Cable & Satellite – 0.8%

Altice Luxembourg S.A., 7.63%, 2/15/25 (1)	245	255
10.50%, 5/15/27 (1)	400	451

Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 3/1/28 (1)	400	421

UPCB Finance IV Ltd., 5.38%, 1/15/25 (1)	200	205

Videotron Ltd., 5.38%, 6/15/24 (1)	125	137

Virgin Media Finance PLC, 6.00%, 10/15/24 (1)	225	232

Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (1)	200	205
5.50%, 8/15/26 (1)	505	530
		2,436

Casinos & Gaming – 0.3%

Gateway Casinos & Entertainment Ltd., 8.25%, 3/1/24 (1)	200	207

International Game Technology PLC, 6.25%, 1/15/27 (1)	280	310

Melco Resorts Finance Ltd., 5.25%, 4/26/26 (1)	200	203

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Casinos & Gaming – 0.3% – continued

Stars Group Holdings B.V./Stars Group US Co-Borrower LLC, 7.00%, 7/15/26 (1)	$75	$80

Wynn Macau Ltd., 5.50%, 10/1/27 (1)	200	203
		1,003

Chemicals – 0.6%

Consolidated Energy Finance S.A., 6.50%, 5/15/26 (1)	150	146

INEOS Group Holdings S.A., 5.63%, 8/1/24 (1)	350	359

Kissner Holdings L.P./Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA, 8.38%, 12/1/22 (1)	100	104

NOVA Chemicals Corp., 4.88%, 6/1/24 (1)	315	324
5.00%, 5/1/25 (1)	25	25

SPCM S.A., 4.88%, 9/15/25 (1)	200	204

Starfruit Finco B.V./Starfruit US Holdco LLC, 8.00%, 10/1/26 (1)	190	190

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 9/1/25 (1)	150	146

Tronox Finance PLC, 5.75%, 10/1/25 (1)	295	279
		1,777

Commercial Finance – 0.4%

Aircastle Ltd., 5.13%, 3/15/21	25	26

Avolon Holdings Funding Ltd., 3.63%, 5/1/22 (1)	25	25
5.25%, 5/15/24 (1)	50	54

Fly Leasing Ltd., 6.38%, 10/15/21	200	203

Global Aircraft Leasing Co. Ltd., 6.50%, 9/15/24 (1)(3)	685	694

Park Aerospace Holdings Ltd., 3.63%, 3/15/21 (1)	75	76
5.25%, 8/15/22 (1)	250	263
		1,341

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Communications Equipment – 0.0%

Nokia OYJ, 3.38%, 6/12/22	$25	$25

Construction Materials Manufacturing – 0.0%

Norbord, Inc., 5.75%, 7/15/27 (1)	25	26

Consumer Finance – 0.1%

4finance S.A., 10.75%, 5/1/22 (1)	200	177

Fairstone Financial, Inc., 7.88%, 7/15/24 (1)	100	105

goeasy Ltd., 7.88%, 11/1/22 (1)	50	52
		334

Consumer Products – 0.0%

Avon International Capital PLC, 6.50%, 8/15/22 (1)	50	52

Consumer Services – 0.2%

Garda World Security Corp., 7.25%, 11/15/21 (1)	50	50
8.75%, 5/15/25 (1)	685	704
		754

Containers & Packaging – 0.3%

ARD Finance S.A., 7.13%, (100% Cash), 9/15/23 (3)	200	206

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22 (1)	400	405

Trivium Packaging Finance B.V., 5.50%, 8/15/26 (1)	200	210
8.50%, 8/15/27 (1)	115	125
		946

Diversified Banks – 0.2%

Bank of Nova Scotia (The), (Variable, ICE LIBOR USD 3M + 2.65%), 4.65%, 10/12/22 (5)(6)	25	25

Barclays PLC, (Variable, USD Swap 5Y + 4.84%), 7.75%, 9/15/23 (5)(6)	250	260

Royal Bank of Scotland Group PLC, (Variable, USD Swap 5Y + 5.72%), 8.00%, 8/10/25 (5)(6)	200	220
		505

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Exploration & Production – 1.0%

MEG Energy Corp., 6.38%, 1/30/23 (1)	$1,440	$1,390
7.00%, 3/31/24 (1)	1,885	1,819

OGX Austria GmbH, 8.50%, 6/1/18 (4)(8)	2,420	–
8.38%, 4/1/22 (4)(8)	1,800	–

Seven Generations Energy Ltd., 6.88%, 6/30/23 (1)	100	102
5.38%, 9/30/25 (1)	50	49
		3,360

Financial Services – 0.1%

Credit Suisse Group A.G., (Variable, USD Swap 5Y + 3.46%), 6.25%, 12/18/24 (1)(5)(6)	200	211

VistaJet Malta Finance PLC/XO Management Holding, Inc., 10.50%, 6/1/24 (1)	75	73
		284

Food & Beverage – 0.1%

Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22 (1)	75	73

JBS USA LUX S.A./JBS USA Finance, Inc., 5.88%, 7/15/24 (1)	25	26
5.75%, 6/15/25 (1)	50	52

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29 (1)	100	111
5.50%, 1/15/30 (1)	150	159
		421

Home Improvement – 0.2%

Masonite International Corp., 5.75%, 9/15/26 (1)	305	322
5.38%, 2/1/28 (1)	235	245
		567

Homebuilders – 0.1%

Brookfield Residential Properties, Inc., 6.38%, 5/15/25 (1)	25	25

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/1/22 (1)	50	51
6.25%, 9/15/27 (1)	25	25

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Homebuilders – 0.1% – continued

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24 (1)	$273	$292
		393

Industrial Other – 0.1%

Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (1)	385	402

Machinery Manufacturing – 0.5%

Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26 (1)	1,600	1,500

Metals & Mining – 1.9%

Alcoa Nederland Holding B.V., 7.00%, 9/30/26 (1)	200	217

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P., 8.75%, 7/15/26 (1)	2,695	2,760

Constellium S.E., 6.63%, 3/1/25 (1)	273	285

First Quantum Minerals Ltd., 6.50%, 3/1/24 (1)	200	191
7.50%, 4/1/25 (1)	200	196

FMG Resources (August 2006) Pty. Ltd., 4.75%, 5/15/22 (1)	75	77

Hudbay Minerals, Inc., 7.25%, 1/15/23 (1)	50	52
7.63%, 1/15/25 (1)	332	337

IAMGOLD Corp., 7.00%, 4/15/25 (1)	50	52

Kinross Gold Corp., 5.13%, 9/1/21	50	52
4.50%, 7/15/27	25	26

Mineral Resources Ltd., 8.13%, 5/1/27 (1)	125	129

Mountain Province Diamonds, Inc., 8.00%, 12/15/22 (1)	25	24

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22 (1)	1,800	1,057

Old Steelco, Inc., 9.50%, 11/15/19 (1)(4)	275	157

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Metals & Mining – 1.9% – continued

Taseko Mines Ltd., 8.75%, 6/15/22 (1)	$150	$137

Teck Resources Ltd., 4.50%, 1/15/21	75	76
4.75%, 1/15/22	125	129
3.75%, 2/1/23	25	26
		5,980

Oil & Gas Services & Equipment – 0.6%

Ensign Drilling, Inc., 9.25%, 4/15/24 (1)	150	140

Noble Holding International Ltd., 7.75%, 1/15/24	69	45
7.88%, 2/1/26 (1)	100	72
8.95%, 4/1/45	25	12

Precision Drilling Corp., 7.75%, 12/15/23	170	165
5.25%, 11/15/24	725	636
7.13%, 1/15/26 (1)	210	194

Shelf Drilling Holdings Ltd., 8.25%, 2/15/25 (1)	125	106

Transocean Guardian Ltd., 5.88%, 1/15/24 (1)	111	112

Transocean Pontus Ltd., 6.13%, 8/1/25 (1)	45	45

Transocean Sentry Ltd., 5.38%, 5/15/23 (1)	50	50

Transocean, Inc., 5.80%, 10/15/22	75	73
7.25%, 11/1/25 (1)	100	88
7.50%, 1/15/26 (1)	25	22
7.50%, 4/15/31	50	35
6.80%, 3/15/38	50	31

Weatherford International Ltd., 8.25%, 6/15/23 (4)	50	18
9.88%, 2/15/24 (4)	275	98
7.00%, 3/15/38 (4)	50	18
		1,960

Pharmaceuticals – 1.2%

Bausch Health Cos., Inc., 5.50%, 3/1/23 (1)	43	43
5.88%, 5/15/23 (1)	112	113
7.00%, 3/15/24 (1)	140	147
6.13%, 4/15/25 (1)	1,275	1,321

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Pharmaceuticals – 1.2% – continued
5.50%, 11/1/25 (1)	$410	$429
9.00%, 12/15/25 (1)	800	898
5.75%, 8/15/27 (1)	110	119
7.00%, 1/15/28 (1)	325	350
7.25%, 5/30/29 (1)	50	55

Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.00%, 7/15/23 (1)	213	131
6.00%, 2/1/25 (1)	400	236

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 4.88%, 4/15/20 (1)	25	16
5.75%, 8/1/22 (1)	75	28
		3,886

Power Generation – 0.1%

Drax Finco PLC, 6.63%, 11/1/25 (1)	200	208

Property & Casualty Insurance – 0.1%

Ardonagh Midco 3 PLC, 8.63%, 7/15/23 (1)	200	193

Refining & Marketing – 0.1%

eG Global Finance PLC, 6.75%, 2/7/25 (1)	200	195

Parkland Fuel Corp., 6.00%, 4/1/26 (1)	25	27
5.88%, 7/15/27 (1)	125	131
		353

Restaurants – 0.4%

1011778 B.C. ULC/New Red Finance, Inc., 4.63%, 1/15/22 (1)	75	75
4.25%, 5/15/24 (1)	585	602
5.00%, 10/15/25 (1)	545	563
		1,240

Semiconductors – 0.2%

NXP B.V./NXP Funding LLC, 4.63%, 6/15/22 (1)	200	209

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (1)	270	288
		497

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Software & Services – 0.2%

Camelot Finance S.A., 7.88%, 10/15/24 (1)	$100	$104

Nielsen Co. Luxembourg (The) S.a.r.l., 5.00%, 2/1/25 (1)	195	192

Open Text Corp., 5.88%, 6/1/26 (1)	410	438
		734

Travel & Lodging – 0.3%

NCL Corp. Ltd., 4.75%, 12/15/21 (1)	698	710

Silversea Cruise Finance Ltd., 7.25%, 2/1/25 (1)	50	54

Viking Cruises Ltd., 6.25%, 5/15/25 (1)	75	78
5.88%, 9/15/27 (1)	100	106
		948

Utilities – 0.0%

Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/23 (1)	50	50

Superior Plus L.P./Superior General Partner, Inc., 7.00%, 7/15/26 (1)	25	27
		77

Wireless Telecommunications Services – 1.6%

Altice France S.A., 6.25%, 5/15/24 (1)	200	206
7.38%, 5/1/26 (1)	1,015	1,088
8.13%, 2/1/27 (1)	380	419
5.50%, 1/15/28 (1)	510	516

Connect Finco S.a.r.l./Connect US Finco LLC, 10/1/26 (1)(2)	245	250

Digicel Group One Ltd., 8.25%, 12/30/22 (1)	310	183

Digicel Group Two Ltd., 8.25%, 9/30/22 (1)	340	70

Intelsat Connect Finance S.A., 9.50%, 2/15/23 (1)	450	416

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	1,050	980
8.00%, 2/15/24 (1)	100	104
9.75%, 7/15/25 (1)	300	313

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
FOREIGN ISSUER BONDS – 12.2% – continued

Wireless Telecommunications Services – 1.6% – continued

Intelsat Luxembourg S.A., 8.13%, 6/1/23	$406	$338

Telesat Canada/Telesat LLC, 10/15/27 (1)(2)	50	51

Vodafone Group PLC, (Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (5)	125	144

Xplornet Communications, Inc., 9.63%, 6/1/22 (1)(3)	57	58
		5,136

Wireline Telecommunications Services – 0.1%

Telecom Italia Capital S.A., 6.00%, 9/30/34	290	309
7.20%, 7/18/36	25	29
		338
Total Foreign Issuer Bonds
(Cost $42,877)		39,253

TERM LOANS – 16.1% (10)

Apparel & Textile Products – 0.0%

ASP Unifrax Holdings, Inc., USD Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 5.85%, 12/12/25	25	23

Auto Parts Manufacturing – 1.1%

DexKo Global, Inc., Term B Loan, (Floating, ICE LIBOR USD 3M + 8.25%), 10.35%, 7/24/25	1,460	1,453

Panther BF Aggregator 2 L.P., Initial Dollar Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 5.54%, 4/30/26	200	198

Truck Hero, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.25%, 1.00% Floor), 10.29%, 4/21/25	2,050	1,906
		3,557

Cable & Satellite – 0.0%

Radiate Holdco LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.04%, 2/1/24	97	97

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Casinos & Gaming – 0.7%

18 Fremont Street Acquisition LLC, Term Loan, (Floating, ICE LIBOR USD 6M + 8.00%, 1.50% Floor), 10.04%, 8/9/25	$1,590	$1,590

Boyd Gaming Corp., Refinancing Term B Loan, (Floating, ICE LIBOR USD 1W + 2.25%), 4.17%, 9/15/23	115	115

CEOC LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 10/7/24	82	82

CityCenter Holdings LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.25%, 0.75% Floor), 4.29%, 4/18/24	173	173

Gateway Casinos & Entertainment Ltd., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 5.10%, 12/1/23	74	73

Golden Nugget, Inc., Initial B Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 4.79%, 10/4/23	39	39
(Floating, ICE LIBOR USD 1M + 2.75%, 0.75% Floor), 4.81%, 10/4/23	32	32

Mohegan Tribal Gaming Authority, Term B Loan, (Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 6.04%, 10/13/23	302	279
		2,383

Chemicals – 0.9%

Alpha 3 B.V., Initial Term B-1 Loan, (Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 5.10%, 1/31/24	128	126

Consolidated Energy Finance S.A., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 2.50%), 4.55%, 5/7/25	74	72

Nouryon Finance B.V., Initial Dollar Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 5.29%, 10/1/25	134	131

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Chemicals – 0.9% – continued

PQ Corp., Third Amendment Tranche B-1 Term Loan, (Floating, ICE LIBOR USD 3M + 2.50%), 4.76%, 2/8/25	$140	$141

UTEX Industries, Inc., Initial Loan, (Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor), 9.29%, 5/20/22	2,200	1,694

UTEX Industries, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 6.04%, 5/21/21	943	796
		2,960

Coal Operations – 0.0%

Cloud Peak Energy, Inc., New Money Loan, (Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 11.52%, 2/15/20 (7)	47	48

Cloud Peak Energy, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 11.06%, 2/15/20 (7)	25	25
		73

Construction Materials Manufacturing – 0.1%

Forterra Finance LLC, Replacement Term Loan, 10/25/23 (11)	310	293
(Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.11%, 10/25/23	40	38
		331

Consumer Products – 0.4%

Parfums Holding Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor), 10.86%, 6/30/25	950	944

Sunshine Luxembourg VII S.a.r.l., Facility B1, 9/23/26 (11)	395	397
		1,341

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Consumer Services – 0.1%

Aramark Intermediate HoldCo Corp., U.S. Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 3.79%, 3/11/25	$148	$148

Camelot U.S. Acquisition 1 Co., New Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.29%, 10/3/23	43	43

National Intergovernmental Purchasing Alliance Co., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%), 5.85%, 5/23/25	49	49

Prime Security Services Borrower LLC, Term Loan, 5/2/22 (11)	130	130

USS Ultimate Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 5.95%, 8/25/24	49	49
		419

Containers & Packaging – 0.6%

Berlin Packaging LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 11/7/25	208	204
(Floating, ICE LIBOR USD 1M + 3.00%), 5.05%, 11/7/25	39	38
(Floating, ICE LIBOR USD 3M + 3.00%), 5.11%, 11/7/25	5	4

Berry Global, Inc., Term U Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 4.55%, 7/1/26	174	175

BWay Holding Co., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.25%), 5.59%, 4/3/24	349	342

Flex Acquisition Co., Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.03%, 12/29/23	9	9
(Floating, ICE LIBOR USD 3M + 3.00%, 1.00% Floor), 5.10%, 12/29/23	87	83

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Containers & Packaging – 0.6% – continued

Granite Holdings US Acquisition Co., Term Loan B, 9/25/26 (11)	$1,065	$1,036
		1,891

Distributors – Consumer Discretionary – 0.1%

American Tire Distributors, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 8.15%, 9/1/23	197	195
(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 9.62%, 9/2/24	131	114

IAA Spinco, Inc., Term Loan B, (Floating, ICE LIBOR USD 1M + 2.25%), 4.31%, 6/29/26	25	25

KAR Auction Services, Inc., Tranche B-6 Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.31%, 9/19/26	25	25
		359

Educational Services – 0.6%

KUEHG Corp., Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 10.35%, 8/22/25	1,020	1,013

Learning Care Group (US) No. 2, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 9.68%, 3/13/26	770	766
		1,779

Electrical Equipment Manufacturing – 0.6%

Deliver Buyer, Inc., Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%), 7.10%, 5/1/24	1,950	1,896

Entertainment Content – 0.0%

Diamond Sports Group LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 5.30%, 8/24/26	50	50

Lions Gate Capital Holdings LLC, Term B Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 3/24/25	22	22
		72

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Entertainment Resources – 0.3%

Crown Finance US, Inc., Initial Dollar Tranche Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 2/28/25	$188	$187

Life Time Fitness, Inc., 2017 Refinancing Term Loan, (Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 4.87%, 6/10/22	318	317

SeaWorld Parks & Entertainment, Inc., Term B-5 Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.04%, 4/1/24	433	431

UFC Holdings LLC, Term Loan, 4/29/26 (11)	25	25
(Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.30%, 4/29/26	73	74
		1,034

Exploration & Production – 0.1%

California Resources Corp., Initial Loan, (Floating, ICE LIBOR USD 1M + 4.75%), 6.79%, 12/31/22	350	310

California Resources Corp., Loan, (Floating, ICE LIBOR USD 1M + 10.38%), 12.42%, 12/31/21	25	22
		332

Financial Services – 0.3%

Masergy Holdings, Inc., Initial Loan, (Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 9.60%, 12/16/24	840	820

Hardware – 0.0%

Everi Payments, Inc., Term B Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.04%, 5/9/24	45	46

Nascar Holdings, Inc., Term Loan, 7/27/26 (11)	75	75
		121

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Health Care Facilities & Services – 3.0%

Air Methods Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.50%, 1.00% Floor), 5.60%, 4/22/24	$98	$79

Aveanna Healthcare LLC, Initial New Term Loan, (Floating, ICE LIBOR USD 1M + 5.50%, 1.00% Floor), 7.54%, 3/18/24	50	49

Aveanna Healthcare LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 10.04%, 3/17/25	1,710	1,635

Aveanna Healthcare LLC, Term Loan, 6/4/27 (11)	1,670	1,597

Dentalcorp Health Services, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.54%, 6/8/26	1,580	1,550

Lanai Holdings III, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.50%, 1.00% Floor), 10.76%, 8/28/23	1,820	1,602

National Mentor Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.50%, 1.00% Floor), 10.55%, 3/8/27	1,340	1,327

Packaging Coordinators Midco, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 8.75%, 1.00% Floor), 10.86%, 7/1/24	1,450	1,450

PAREXEL International Corp., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.79%, 9/27/24	44	42

Surgery Center Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%, 1.00% Floor), 5.30%, 9/2/24	49	48

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Health Care Facilities & Services – 3.0% – continued

Team Health Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 4.79%, 2/6/24	$405	$332

Wink Holdco, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.04%, 12/2/24	49	48
		9,759

Home & Office Products Manufacturing – 0.0%

Serta Simmons Bedding LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%, 1.00% Floor), 10.06%, 11/8/24	95	31

Industrial Other – 0.1%

HD Supply, Inc., Term B-5 Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 3.79%, 10/17/23	99	99

MRO Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%), 7.10%, 6/4/26	75	74
		173

Internet Media – 1.4%

MH Sub I LLC, Amendment No. 2 Initial Term Loan, (Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 9.54%, 9/15/25	3,060	3,068

Ten-X LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 8.00%), 10.04%, 9/29/25 (7)	1,360	1,319
		4,387

Life Insurance – 0.0%

Genworth Holdings, Inc., Initial Loan, (Floating, ICE LIBOR USD 2M + 4.50%, 1.00% Floor), 6.67%, 3/7/23	25	25

Machinery Manufacturing – 0.6%

Altra Industrial Motion Corp., Term Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 10/1/25	46	46

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Machinery Manufacturing – 0.6% – continued

Engineered Machinery Holdings, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 9.35%, 7/18/25	$2,044	$2,015
		2,061

Managed Care – 0.5%

MPH Acquisition Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 3M + 2.75%, 1.00% Floor), 4.85%, 6/7/23	541	515

One Call Corp., Extended Term Loan, (Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 7.41%, 11/27/22	696	541

Tivity Health, Inc., Tranche A Term Loan, (Floating, ICE LIBOR USD 1M + 4.25%), 6.29%, 3/8/24	209	207

Tivity Health, Inc., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 5.25%), 7.29%, 3/6/26	284	282
		1,545

Manufactured Goods – 0.0%

Neenah Foundry Co., Loan, (Floating, ICE LIBOR USD 2M + 6.50%), 8.59%, 12/13/22	20	19
(Floating, ICE LIBOR USD 2M + 6.50%), 8.65%, 12/13/22	23	22
		41

Media – 0.0%

Clear Channel Outdoor Holdings, Inc., Term B Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 5.54%, 8/21/26	50	50

Metals & Mining – 0.2%

Big River Steel LLC, Closing Date Term Loan, (Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 7.10%, 8/23/23	25	24

RA Acquisition Purchaser LLC, Notes, (Floating, ICE LIBOR USD 3M + 10.00%), 12.10%, 5/31/23 (7)	627	627
		651

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Oil & Gas Services & Equipment – 0.0%

Keane Group Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.81%, 5/25/25	$25	$24

Oil, Gas & Coal – 0.0%

Parker Drilling Co., Term Loan, (Floating, ICE LIBOR USD 3M + 13.00%), 13.00%, 3/26/24	15	16

Prairie ECI Acquiror L.P., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.75%), 6.85%, 3/11/26	50	48
		64

Pipeline – 0.2%

BCP Raptor LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 6.79%, 6/24/24	208	191

Brazos Delaware II LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 6.05%, 5/21/25	209	193

Lower Cadence Holdings LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 6.05%, 5/22/26	60	58

Lucid Energy Group II Borrower LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 1.00% Floor), 5.04%, 2/17/25	204	192
		634

Power Generation – 0.1%

Vistra Operations Co. LLC, 2018 Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.02%, 12/31/25	18	19
(Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 12/31/25	28	28

Vistra Operations Co. LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.00%), 4.04%, 8/4/23	119	119
		166

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Property & Casualty Insurance – 1.1%

Asurion LLC, New B-7 Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 11/3/24	$159	$160

Asurion LLC, Replacement B-6 Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 11/3/23	97	97

Asurion LLC, Second Lien Replacement B-2 Term Loan, (Floating, ICE LIBOR USD 1M + 6.50%), 8.54%, 8/4/25	2,965	3,011

Hub International Ltd., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 3.00%), 5.27%, 4/25/25	49	49

Sedgwick Claims Management Services, Inc., 2019 Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 6.04%, 9/3/26	100	100

Sedgwick Claims Management Services, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.25%), 5.29%, 12/31/25	214	209
		3,626

Publishing & Broadcasting – 0.1%

Cengage Learning, Inc., 2016 Refinancing Term Loan, (Floating, ICE LIBOR USD 1M + 4.25%, 1.00% Floor), 6.29%, 6/7/23	125	118

Nexstar Broadcasting, Inc., Term B-4 Loan, (Floating, ICE LIBOR USD 3M + 2.75%), 4.81%, 9/18/26	125	125

Sinclair Television Group, Inc., Tranche B-2b Term Loan, (Floating, ICE LIBOR USD 1M + 2.50%), 4.54%, 9/30/26	25	25
		268

Real Estate – 0.1%

RHP Hotel Properties L.P., Tranche B Term Loan, (Floating, ICE LIBOR USD 3M + 2.00%), 4.33%, 5/11/24	196	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Refining & Marketing – 0.0%

CITGO Holding, Inc., Term Loan, (Floating, ICE LIBOR USD 1M + 7.00%, 1.00% Floor), 9.04%, 8/1/23	$100	$102

Restaurants – 0.1%

1011778 B.C. Unlimited Liability Co., Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 2.25%, 1.00% Floor), 4.29%, 2/16/24	167	167

Retail – Consumer Discretionary – 0.4%

American Builders & Contractors Supply Co., Inc., Term B-2 Loan, (Floating, ICE LIBOR USD 1M + 2.00%, 0.75% Floor), 4.04%, 10/31/23	25	25

Bass Pro Group LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 5.00%, 0.75% Floor), 7.04%, 9/25/24	494	475

Foundation Building Materials Holding Co. LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 8/13/25	49	49

Staples, Inc., 2019 Refinancing New Term B-1 Loan, (Floating, ICE LIBOR USD 3M + 5.00%), 7.12%, 4/16/26	654	644
		1,193

Software & Services – 1.5%

Dun & Bradstreet (The) Corp., Initial Term Borrowing, (Floating, ICE LIBOR USD 1M + 5.00%), 7.05%, 2/6/26	50	50

Evergreen Skills Lux S.a.r.l., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 4/28/21	3,166	2,547
(Floating, ICE LIBOR USD 3M + 8.25%, 1.00% Floor), 10.45%, 4/28/22	1,090	301

Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%), 5.79%, 10/1/25	199	200

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Software & Services – 1.5% – continued

Iqvia, Inc., Term B-3 Dollar Loan, (Floating, ICE LIBOR USD 3M + 1.75%), 3.85%, 6/11/25	$297	$298

Peak 10 Holding Corp., Initial Term Loan, (Floating, ICE LIBOR USD 3M + 7.25%, 1.00% Floor), 9.38%, 8/1/25	1,360	979

SS&C Technologies Holdings, Inc., Term B-3 Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 4/16/25	29	29

SS&C Technologies Holdings, Inc., Term B-4 Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 4/16/25	19	19

Tempo Acquisition LLC, Initial Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%), 5.04%, 5/1/24	49	49

TierPoint LLC, Term Loan, (Floating, ICE LIBOR USD 1M + 7.25%, 1.00% Floor), 9.29%, 5/5/25	480	440
		4,912

Transportation & Logistics – 0.0%

Navistar, Inc., Tranche B Term Loan, (Floating, ICE LIBOR USD 1M + 3.50%), 5.53%, 11/6/24	73	73

Travel & Lodging – 0.2%

Hilton Worldwide Finance LLC, Series B-2 Term Loan, (Floating, ICE LIBOR USD 1M + 1.75%), 3.77%, 6/22/26	275	277

Marriott Ownership Resorts, Inc., Initial Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 8/29/25	174	174
		451

Wireless Telecommunications Services – 0.3%

Altice France S.A., Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 4.00%), 6.03%, 8/14/26	650	648

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

	PRINCIPAL AMOUNT (000s)	VALUE (000s)
TERM LOANS – 16.1% (10) – continued

Wireless Telecommunications Services – 0.3% – continued

Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 5.80%, 11/27/23	$195	$195

Sprint Communications, Inc., 2019 Incremental Term Loan, (Floating, ICE LIBOR USD 1M + 3.00%, 0.75% Floor), 5.06%, 2/2/24	195	194

Windstream Services LLC, Term Facility, (Floating, ICE LIBOR USD 1M + 2.50%), 4.55%, 2/26/21	50	50
		1,087

Wireline Telecommunications Services – 0.3%

CenturyLink, Inc., Initial Term B Loan, (Floating, ICE LIBOR USD 1M + 2.75%), 4.79%, 1/31/25	264	262

Frontier Communications Corp., Term B-1 Loan, (Floating, ICE LIBOR USD 1M + 3.75%, 0.75% Floor), 5.80%, 6/15/24	454	452

Level 3 Financing, Inc., Tranche B 2024 Term Loan, (Floating, ICE LIBOR USD 1M + 2.25%), 4.29%, 2/22/24	75	75
		789
Total Term Loans
(Cost $54,557)		51,964

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.9%

Chemicals – 0.0%

Hexion Holdings Corp., Class B *	7,901	$89

Distributors – Consumer Discretionary – 0.2%

ATD New Holdings, Inc. (7)*	22,076	659

Metals & Mining – 0.6%

Real Alloy Parent, Inc. (7)*	48	1,909

Oil, Gas & Coal – 0.1%

Bonanza Creek Energy, Inc. *	5,714	128

Denbury Resources, Inc. *	1,387	2

	NUMBER OF SHARES	VALUE (000s)
COMMON STOCKS – 0.9% – continued

Oil, Gas & Coal – 0.1% – continued

Jones Energy II, Inc. *	1,599	$17

Parker Drilling Co. *	1,014	19
		166

Software – 0.0%

Avaya Holdings Corp. *	4,085	42

Utilities – 0.0%

GenOn Energy Holdings, Inc. (7)*	69	14
Total Common Stocks
(Cost $2,790)		2,879

CONVERTIBLE PREFERRED STOCKS – 0.0%

Exploration & Production – 0.0%

Chesapeake Energy Corp., 5.75% (1)	13	5
Total Convertible Preferred Stocks
(Cost $10)		5

PREFERRED STOCKS – 0.0%

Retail – Consumer Discretionary – 0.0%

MYT Holding Co. (1)*	8,421	8
Total Preferred Stocks
(Cost $12)		8

OTHER– 0.0%

Escrow Appvion, Inc. (8)*	225,000	–

Escrow Avaya Holdings Corp. (8)*	250,000	–

Escrow Avaya, Inc. (8)*	25,000	–

Escrow GenOn Energy, Inc. (8)*	25,000	–

Escrow Hercules Offshore, Inc. *	3,570	1

Escrow T-Mobile USA, Inc. (8)*	860,000	–

Escrow Washington Mutual Bank (8)*	250,000	–
Total Other
(Cost $28)		1

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0%

Appvion, Inc. Class A, Exp. 6/1/20, Strike $0.00 (8)*	219	$ –

Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00 (8)*	219	–

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF WARRANTS	VALUE (000s)
WARRANTS – 0.0% – continued

Halcon Resources Corp., Exp. 9/9/20, Strike $14.04 (12)*	3,297	$–

Jones Energy II, Inc., Exp. 5/7/24, Strike $0.00 (12)*	340	–
Total Warrants
(Cost $7)		–

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (13)(14)	9,383,854	$9,384
Total Investment Companies
(Cost $9,384)		9,384

Total Investments – 99.0%
(Cost $331,927)		319,771

Other Assets less Liabilities – 1.0%		3,193
NET ASSETS – 100.0%		$322,964

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2019.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(5)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Level 3 asset.
(8)	Level 3 asset that is worthless, bankrupt or has been delisted.
(9)

Restricted security that has been deemed illiquid. At September 30, 2019, the value of these restricted illiquid securities amounted to approximately $75,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Windstream Services LLC/Windstream Finance Corp., 6.38%, 8/1/23	11/7/17	$20

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000s)
Windstream Services LLC/Windstream Finance Corp., 8.63%, 10/31/25	4/13/18-2/20/19	$62

(10)	Variable rate security. Rate as of September 30, 2019 is disclosed.
(11)	Position is unsettled. Contract rate was not determined at September 30, 2019 and does not take effect until settlement date.
(12)	Value rounds to less than one thousand.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2019 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M – 1 Month

1W – 1 Week

2M – 2 Month

3M – 3 Month

5Y – 5 Year

6M – 6 Month

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

PLC – Public Limited Company

REIT – Real Estate Investment Trust

USD – United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

At September 30, 2019, the credit quality distribution for the Fund as a percentage of investments including cash was:

QUALITY DISTRIBUTION*	% OF INVESTMENTS
BBB	1.0%
BB	22.5
B	39.7
CCC or Below	29.2
Not Rated	4.7
Cash Equivalents	2.9

Total	100.0%

* Credit quality ratings are compiled from two external rating agencies: Moody’s and S&P Global. The Fund assigns the lowest rating of the two in the event there are any differences between them. If neither of these rating agencies has assigned a rating, the Fund will assign a rating of not rated. The ratings, expressed in S&P Global’s nomenclature, range from AAA (extremely strong capacity to meet its financial commitment) to D (in default). Short-term ratings, expressed in S&P Global’s nomenclature, range from A-1 (obligor’s capacity to meet its financial commitment on the obligation is strong) to D (in default). Government securities consist of obligations issued or guaranteed by the U.S. Treasury. The ratings represent the rating agencies’ opinions of the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality.

At September 30, 2019, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF LONG-TERM INVESTMENTS
United States Dollar	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Convertible Bonds (1)	$–	$77	$ –	$77
Corporate Bonds:
Entertainment Resources	–	2,971	1,103	4,074
Iron & Steel	–	–	2,670	2,670
Managed Care	–	4,270	4,181	8,451
Manufactured Goods	–	2,131	1,511	3,642
All Other Industries (1)	–	197,363	–	197,363
Total Corporate Bonds	–	206,735	9,465	216,200

INVESTMENTS	LEVEL 1 (000s)		LEVEL 2 (000s)		LEVEL 3 (000s)	TOTAL (000s)
Foreign Issuer Bonds (1)	$ –		$39,253		$ –	$39,253
Term Loans:
Coal Operations	–		–		73	73
Internet Media	–		3,068		1,319	4,387
Metals & Mining	–		24		627	651
All Other Industries (1)	–		46,853		–	46,853
Total Term Loans	–		49,945		2,019	51,964
Common Stocks:
Distributors – Consumer Discretionary	–		–		659	659
Metals & Mining	–		–		1,909	1,909
Utilities	–		–		14	14
All Other Industries (1)	297		–		–	297
Total Common Stocks	297		–		2,582	2,879
Preferred Stocks (1)	–		8		–	8
Convertible Preferred Stocks (1)	–		5		–	5
Other	–		1		–	1
Warrants	–	*	–	*	–	–	*
Investment Companies	9,384		–		–	9,384
Total Investments	$9,681		$296,024		$14,066	$319,771

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	MULTI-MANAGER FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/19 (000s)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/19 (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/19 (000s)

Corporate Bonds

Entertainment Resources	$1,093	$1	$–	$9	$–	$–	$–	$–	$1,103	$9

Iron & Steel	2,670	–	–	–	–	–	–	–	2,670	–

Managed Care	4,405	58	–	(451)	169	–	–	–	4,181	(451)

Manufactured Goods	1,511	12	–	(12)	–	–	–	–	1,511	(12)

Term Loans

Coal Operations	–	–	3	1	72	(3)	–	–	73	1

Health Care Facilities & Services	115	–	–	–	–	(115)	–	–	–	–

Internet Media	1,319	2	–	(2)	–	–	–	–	1,319	(2)

Metals & Mining	627	–	–	–	–	–	–	–	627	–

Common Stocks

Distributors – Consumer Discretionary	480	–	–	179	–	–	–	–	659	179

Metals & Mining	1,849	–	–	60	–	–	–	–	1,909	60

Utilities	–	–	–	5	9	–	–	–	14	5

Warrants	453	–	482	(369)	–	(566)	–	–	–	–

Total	$14,522	$73	$485	$(580)	$250	$(684)	$–	$–	$14,066	$(211)

Securities valued at $73 and $14 included in the Balance as of 9/30/19 above were valued using evaluated prices provided by a third party provider. Securities valued at $13,979 included in the Balance as of 9/30/19 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.

	FAIR VALUE AT 9/30/19 (000s)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$5,284	Market Approach	Yield(1)	4.7%-9.5% (6.90%)
Corporate Bonds	$4,181	Recovery Method	Estimated Recovery Value(2)	Not Applicable
Term Loans	$1,946	Market Approach	Yield(1)	5.1%-10.4% (9.00%)
Common Stocks	$2,568	Discounted Cash Flow/Market Approach	Discount Rate/EBITDA Multiple(3)	12.8%/6.1x

(1)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable inputs that can be used in the fair value measurement are: Distressed/Defaulted Market Discount and Estimated Recovery Value. Significant increases (decreases) in the market discount in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

MULTI-MANAGER FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

(3)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Multi-Manager Global Listed Infrastructure and Multi-Manager Emerging Markets Debt Opportunity Funds which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”), serves as the investment adviser and administrator for each of the Funds. Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVES CONTRACTS Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange-traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps, caps, collars and floors. Centrally cleared swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

MULTI-MANAGER FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes. The Multi- Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2019, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Northern Engage360TM	Long	Liquidity

At September 30, 2019, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Northern Engage360TM Funds was approximately $1,980,000, $4,438,000, $1,741,000 and $234,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds are authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into forward foreign currency contracts for hedging purposes and to seek exposure to certain currencies. Each of the other Funds may enter into these contracts for hedging purposes, in anticipation of the purchase of securities and for liquidity management purposes, but not for speculative purposes or to seek to enhance total return. The Funds may also enter into forward currency exchange contracts when seeking to hedge against fluctuations in foreign currency exchange rates. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward

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NOTES TO THE FINANCIAL STATEMENTS continued

foreign currency contracts are not required to make markets in the currencies they trade, and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2019 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $380,000 was posted by the counterparty and is included in Due from broker on the Statements of Assets and Liabilities.

E) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditwor-thiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. No credit default swap agreements were held during the six months ended September 30, 2019.

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SEPTEMBER 30, 2019 (UNAUDITED)

F) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2019, if any, is included as unrealized appreciation (depreciation) on bilateral interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral interest rate swap agreements and variation margin on centrally cleared interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of the counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2019, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2019, the fair value of cash and foreign currencies pledged to cover margin requirements for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $123,000. Such amount is included in Due from broker on the Statements of Assets and Liabilities and the fair value of foreign currencies received as collateral for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $63,000. Such amount is included in Due to broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2019, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

G) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into currency swap agreements to manage its exposure to currency risk. Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds, NTI and the Funds’ sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by NTI or the Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If NTI or the Sub-Advisers are incorrect in their forecasts of currency exchange rates the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable

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NOTES TO THE FINANCIAL STATEMENTS continued

as of September 30, 2019, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held during the six months ended September 30, 2019.

H) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to the Fund until settlement takes place. At the time the Fund enters into this type of transaction, it is required to segregate collateral of cash or other liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitment. When-issued securities at September 30, 2019, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

I) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

J) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets.

K) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds, or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees were approximately $1,000 for the six months ended September 30, 2019, for the Multi-Manager High Yield Opportunity Fund. Redemption fees were less than $1,000 for the six months ended September 30, 2019, for the Active M Emerging Markets Equity and Multi-Manager Global Listed Infrastructure Funds. There were no redemption fees for the six months ended September 30, 2019, for the Active M International Equity, Multi-Manager Global Real Estate, Northern Engage360TM and Multi-Manager Emerging Markets Debt Opportunity Funds. Redemption fees were approximately $20,000 and $4,000 for the fiscal year ended March 31, 2019, for the Multi-Manager Global Listed Infrastructure and Multi-Manager High Yield Opportunity Funds, respectively. Redemption fees were less than $1,000 for the fiscal year ended March 31, 2019, for the Active M International Equity Fund. There were no redemption fees for the fiscal year ended March 31, 2019, for the Active M Emerging Markets Equity, Multi-Manager Global Real Estate, Northern Engage360TM and Multi-Manager Emerging Markets Debt Opportunity Funds. These amounts are included in Payments for Shares Redeemed in Note 8 — Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both periods.

L) UNFUNDED LOAN COMMITMENTS The Multi-Manager High Yield Opportunity Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.

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M) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Northern Engage360TM	Annually

Multi-Manager Emerging Markets Debt Opportunity	Quarterly

Multi-Manager High Yield Opportunity	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to paydowns, net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends received from investments in REITs, recharacterization of distributions received from investments in master limited partnerships (“MLPs”), expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the NAVs per share of the Funds.

At March 31, 2019, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$(875)	$ 875	$ –

Active M International Equity	2,921	(2,921)	–

Multi-Manager Global Listed Infrastructure	(4,340)	4,340	–

Multi-Manager Global Real Estate	1,333	(1,333)	–

Northern Engage360TM	(215)	215	–

Multi-Manager Emerging Markets Debt Opportunity	(5,231)	5,231	–

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)		ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)		CAPITAL STOCK

Multi-Manager High Yield Opportunity		$(18)		$(49)	$67

N) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year limit on the use of capital loss carryforwards that arise in taxable years beginning after its enactment date of December 22, 2010. The changes became effective for the Funds for the fiscal year ended March 31, 2012, except for the Multi-Manager Global Listed Infrastructure Fund, for which they became effective for the period ended March 31, 2013 and the Multi-Manager Emerging Markets Debt Opportunity Fund, for which they became effective for the period ended March 31, 2014. Consequently, capital losses incurred by the Funds in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, can be carried forward for an unlimited period. However, capital losses incurred by the Funds in taxable years beginning before the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, with an expiration date may not be used to offset capital gains until all net capital losses incurred in taxable years beginning with the taxable year ended March 31, 2012 or taxable year or period ended November 30, 2012, as applicable, without an expiration date have been utilized. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Funds’ ability to utilize capital loss carryforwards in the future may be limited under the Code and related regulations based on the results of future transactions.

During the fiscal year ended March 31, 2019, the Active M Emerging Markets Equity Fund utilized approximately $33,540,000 in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Northern Engage360TM	$5,407	$ 723

Multi-Manager Emerging Markets Debt Opportunity	1,782	6,487

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NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Multi-Manager High Yield Opportunity	$–	$30,450

At November 30, 2018, the Multi-Manager Global Real Estate Fund’s last tax year end, the non-expiring long-term capital loss was approximately $3,000. The Fund may offset future capital gains with these capital loss carryforwards.

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$13,555	$3,592	$115,234
Active M International Equity	10,129	23,026	46,635
Northern Engage360TM	877	–	402
Multi-Manager Emerging Markets Debt Opportunity	292	–	(9,054)
Multi-Manager High Yield Opportunity	750	–	(8,985)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2018, the Multi-Manager Global Listed Infrastructure Fund’s and Multi-Manager Global Real Estate Fund’s last tax year end, were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Multi-Manager Global Listed Infrastructure	$8,216	$64,738	$(35,455)
Multi-Manager Global Real Estate	1,577	–	(3,497)

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$8,500	$–	$–
Active M International Equity	30,000	35,000	–
Northern Engage360TM	2,060	–	–

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Multi-Manager Emerging Markets Debt Opportunity	$5,641	$–	$–
Multi-Manager High Yield Opportunity	21,073	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M International Equity	$19,000	$–	$–
Northern Engage360TM	52	–	–
Multi-Manager Emerging Markets Debt Opportunity	8,919	–	–
Multi-Manager High Yield Opportunity	19,123	–	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

In addition to the ordinary income distribution, during the fiscal year ended March 31, 2019, the Multi-Manager High Yield Opportunity Fund utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income for the Fund in the amount of approximately $67,000.

The tax character of distributions paid during the Multi-Manager Global Listed Infrastructure Fund’s tax years ended November 30, 2018 and November 30, 2017 and Multi-Manager Global Real Estate Fund’s tax years ended November 30, 2018 and November 30, 2017 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2018 AND NOVEMBER 30, 2017 DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Multi-Manager Global Listed Infrastructure (2018)	$53,467	$42,071
Multi-Manager Global Listed Infrastructure (2017)	34,556	–
Multi-Manager Global Real Estate (2018)	7,758	1,242
Multi-Manager Global Real Estate (2017)	8,391	20,836

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

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SEPTEMBER 30, 2019 (UNAUDITED)

The Multi-Manager Global Listed Infrastructure Fund and the Multi-Manager Global Real Estate Fund have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2018 through March 31, 2019 will be determined at the end of its tax year.

As of March 31, 2019 no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as interest expense and other expenses, respectively, on the Statements of Operations.

O) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

During the six months ended September 30, 2019, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Active M Emerging Markets Equity	$6,450	3.17%

No other Fund had any borrowings or incurred any interest expenses during the six months ended September 30, 2019.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the

NORTHERN FUNDS SEMIANNUAL REPORT	99	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) of each Fund except for the Northern Engage360TM Fund, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than acquired fund fees and extraordinary expenses) of the Fund, as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the tables below.

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%
Active M International Equity	0.82%	0.795%	0.771%	0.84%
Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%
Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%
Northern Engage360TM	0.68%	0.660%	0.640%	0.70%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%
Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2020. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds. In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI. NTI manages the cash portion of each Fund as well as the emerging market investments of the Active M International Equity Fund.

As of September 30, 2019, Axiom International Investors LLC, PanAgora Asset Management, Inc. and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2019, Brandes Investment Partners, L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2019, Lazard Asset Management LLC and Maple-Brown Abbott Limited are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2019, Brookfield Public Securities Group LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2019, Ariel Investments, LLC, Aristotle Capital Management, LLC, ARK Investment Management, LLC, Earnest Partners, LLC, Mar Vista Investment Partners, LLC, Segall Bryant & Hamill, LLC and Strategic Global Advisors, LLC are the Sub-Advisers for Northern Engage360TM Fund.

As of September 30, 2019, Ashmore Investment Management Limited and Global Evolution USA, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2019, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to these sub-advisers.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers. For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for the Funds’ Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2019, the uninvested cash of the Funds is invested in the Northern

Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2019, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$–	$212,309	$–	$424,861
Active M International Equity	–	110,322	–	176,964
Multi-Manager Global Listed Infrastructure	–	208,065	–	153,753
Multi-Manager Global Real Estate	–	26,843	–	19,948
Northern Engage360TM	–	84,955	–	38,066
Multi-Manager Emerging Markets Debt Opportunity	–	60,089	–	64,578
Multi-Manager High Yield Opportunity	–	100,504	–	123,791

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of

NORTHERN FUNDS SEMIANNUAL REPORT	101	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$97,066	$(28,782)	$68,284	$506,905
Active M International Equity	117,684	(85,551)	32,133	812,989
Multi-Manager Global Listed Infrastructure	108,102	(27,349)	80,753	989,850
Multi-Manager Global Real Estate	9,159	(1,696)	7,463	105,163
Northern Engage360TM	22,603	(14,489)	8,114	278,403
Multi-Manager Emerging Markets Debt Opportunity	5,777	(11,854)	(6,077)	168,199
Multi-Manager High Yield Opportunity	9,407	(22,965)	(13,558)	333,329

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	1,240	$24,079	—	$—	(13,213)	$(252,856)	(11,973)	$(228,777)
Active M International Equity	1,231	12,821	—	—	(9,032)	(94,765)	(7,801)	(81,944)
Multi-Manager Global Listed Infrastructure	13,745	171,298	396	4,988	(10,965)	(135,500)	3,176	40,786
Multi-Manager Global Real Estate	1,329	15,119	61	700	(569)	(6,433)	821	9,386
Northern Engage360TM	4,871	50,136	—	—	(104)	(1,050)	4,767	49,086
Multi-Manager Emerging Markets Debt Opportunity	3,208	30,122	40	374	(4,684)	(43,119)	(1,436)	(12,623)
Multi-Manager High Yield Opportunity	3,401	32,276	225	2,136	(7,582)	(72,130)	(3,956)	(37,718)

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	13,102	$257,177	66	$1,189	(27,561)	$(536,922)	(14,393)	$(278,556)
Active M International Equity	13,049	132,397	2,959	27,815	(46,750)	(507,236)	(30,742)	(347,024)
Multi-Manager Global Listed Infrastructure	14,024	172,830	6,217	69,405	(30,703)	(369,556)	(10,462)	(127,321)
Multi-Manager Global Real Estate	3,432	35,392	217	2,232	(2,169)	(22,790)	1,480	14,834
Northern Engage360TM	13,124	133,577	233	2,060	(100)	(1,000)	13,257	134,637
Multi-Manager Emerging Markets Debt Opportunity	5,692	50,883	523	4,562	(6,539)	(57,682)	(324)	(2,237)
Multi-Manager High Yield Opportunity	40,192	379,692	293	2,800	(29,257)	(276,871)	11,228	105,621

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Active M Emerging Markets Equity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	$21,164	$297,722	$304,710	$–	$–	$185	$14,176	14,176,025

Active M International Equity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	37,612	168,554	168,939	–	–	385	37,227	37,227,055

Multi-Manager Global Listed Infrastructure	Northern Institutional Funds – U.S. Government Portfolio (Shares)	49,913	331,803	343,849	–	–	590	37,867	37,866,921

Multi-Manager Global Real Estate	Northern Institutional Funds – U.S. Government Portfolio (Shares)	2,188	26,740	23,769	–	–	39	5,159	5,158,584

Northern Engage360TM	Northern Institutional Funds – U.S. Government Portfolio (Shares)	9,177	63,154	58,932	–	–	142	13,399	13,399,225

Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	10,182	68,600	71,997	–	–	89	6,785	6,785,319

Multi-Manager High Yield Opportunity	Northern Institutional Funds – U.S. Government Portfolio (Shares)	24,050	141,127	155,793	–	–	171	9,384	9,383,854

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2019:

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net Assets – Net unrealized appreciation	$–		Net Assets – Net unrealized depreciation	$(158	)*

Active M International Equity	Equity contracts	Net Assets – Net unrealized appreciation	10	*	Net Assets – Net unrealized depreciation	–

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets – Net unrealized appreciation	–		Net Assets – Net unrealized depreciation	(39	)*

Northern Engage360TM	Equity contracts	Net Assets – Net unrealized appreciation	–		Net Assets – Net unrealized depreciation	(37	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	29		Unrealized depreciation on forward foreign currency exchange contracts	(57)

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NOTES TO THE FINANCIAL STATEMENTS continued

		ASSETS			LIABILITIES
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$362		Unrealized depreciation on forward foreign currency exchange contracts	$(387)

	Interest rate contracts	Net Assets – Net unrealized appreciation	29	**	Net Assets – Net unrealized depreciation	(68	)**

		Unrealized appreciation on bilateral interest rate swap agreements	12		Unrealized depreciation on bilateral interest rate swap agreements	–

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

**

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2019, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Northern Engage360TM	JPMorgan Chase	$ 29	$ (29)	$–	$ –
Multi-Manager Emerging Markets Debt Opportunity	BNP	$ 96	$ (96)	$–	$ –
	Citibank	29	(29)	–	–
	Goldman Sachs	40	(21)	–	19
	JPMorgan Chase	16	(16)	–	–
	Merrill Lynch	72	(36)	–	36
	Morgan Stanley	12	(12)	–	–
	Santander	71	(19)	–	52
	Standard Chartered Bank	38	(30)	–	8
	Total	$374	$(259)	$–	$115

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Northern Engage360TM	JPMorgan Chase	$ (57)	$29	$–	$(28)
Multi-Manager Emerging Markets Debt Opportunity	BNP	$(106)	$96	$–	$(10)
	Citibank	(39)	29	–	(10)

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
	Goldman Sachs	$ (21)	$ 21	$ –	$ –
	JPMorgan Chase	(69)	16	53	–
	Merrill Lynch	(36)	36	–	–
	Morgan Stanley	(67)	12	–	(55)
	Santander	(19)	19	–	–
	Standard Chartered Bank	(30)	30	–	–
	Total	$(387)	$259	$53	$(75)

The following tables set forth by primary risk exposure the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2019:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$(777)
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	334
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	1,284
Northern Engage360TM	Equity contracts	Net realized gains (losses) on futures contracts	204
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(18)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(550)
	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	(8)
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(319)
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(169)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(265)
Northern Engage360TM	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(115)
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(82)
Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	191
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	(26)

Volume of derivative activity for the six months ended September 30, 2019*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	–	$–	45	$3,827	–	$–

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MULTI-MANAGER FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M International Equity	–	$–	25	$4,463	–	$–
Multi-Manager Global Listed Infrastructure	–	–	109	1,415	–	–
Northern Engage360TM	50	3,037	38	290	–	–
Multi-Manager Emerging Markets Debt Opportunity	630	192,223	–	–	2	2,014

*	Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange, futures equity, swap interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued Accounting Standards Update (ASU) 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (the “ASU”), which amends the amortization period for certain purchased callable debt securities held at premium shortening such period to the earliest call date. The new guidance requires an entity to amortize the premium on a callable debt security within its scope to the earliest call date, unless the guidance for considering estimated prepayments as described above is applied. If the call option is not exercised at the earliest call date, the yield is reset to the effective yield using the payment terms of the security. If the security has more than one call date and the premium was amortized to a call price greater than the next call price, any excess of the amortized cost basis over the amount repayable at the next call date will be amortized to that date. If there are no other call dates, any excess of the amortized cost basis over the par amount will be amortized to maturity. Discounts on purchased callable debt securities will continue to be amortized to the security’s maturity date. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. For all other entities, the ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Earlier application is permitted for all entities, including adoption in an interim period. If an entity early adopts the ASU in an interim period, any adjustments must be reflected as of the beginning of the fiscal year that includes that interim period. The Funds have adopted the ASU. The adoption of the ASU did not have a material impact on the financial statements.

13. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 - Bank Borrowings.

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MULTI-MANAGER FUNDS

FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 96), if any, in the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360TM , Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 101), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	1.10%	$1,000.00	$989.20	$5.49
Hypothetical	1.10%	$1,000.00	$1,019.55	$5.57

ACTIVE M INTERNATIONAL EQUITY
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.84%	$1,000.00	$1,020.20	$4.25
Hypothetical	0.84%	$1,000.00	$1,020.86	$4.26

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	1.00%	$1,000.00	$1,052.00	$5.14
Hypothetical	1.00%	$1,000.00	$1,020.05	$5.06

MULTI-MANAGER GLOBAL REAL ESTATE
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.92%	$1,000.00	$1,059.00	$4.75
Hypothetical	0.92%	$1,000.00	$1,020.46	$4.66

NORTHERN ENGAGE360TM
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.70%	$1,000.00	$1,039.90	$3.58
Hypothetical	0.70%	$1,000.00	$1,021.56	$3.55

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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MULTI-MANAGER FUNDS

FUND EXPENSES continued	SEPTEMBER 30, 2019 (UNAUDITED)

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.94%	$1,000.00	$1,029.20	$4.78
Hypothetical	0.94%	$1,000.00	$1,020.36	$4.76
MULTI-MANAGER HIGH YIELD OPPORTUNITY
SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019 - 9/30/2019
Actual	0.85%	$1,000.00	$1,018.90	$4.30
Hypothetical	0.85%	$1,000.00	$1,020.81	$4.31

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUB-ADVISORY AGREEMENTS	SEPTEMBER 30, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment funds covered by this Report (the “Multi-Manager Funds,” and each a “Multi-Manager Fund” or a “Fund”), at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue: (i) the Trust’s management agreement (the “Management Agreement”) for the Multi-Manager Funds with Northern Trust Investments, Inc. (“Northern”); and (ii) the sub-advisory agreements among Northern and the sub-advisers to the Multi-Manager Funds.

Management Agreement Approval

The Management Agreement was re-approved with respect to the Multi-Manager Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees considered Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) information regarding flows in and out of the Multi-Manager Funds; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the shareholders in the Multi-Manager Funds. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Multi-Manager Funds in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to Northern’s other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their relationships with the Multi-Manager Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer groups and peer universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern to the Multi-Manager Funds. In this regard, they considered both the investment advisory services, and the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services included

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MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUB-ADVISORY AGREEMENTS continued

acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also had the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) oversight over the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it, with the goal that the investment styles of the sub-advisers for each Multi-Manager Fund are complementary. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that as of the time of the meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers. They also took into account information that they received from Northern regarding the effectiveness and resources of the compliance and due diligence teams.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern and its affiliates, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting, noting that on a regular basis they receive and review information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Multi-Manager Funds, as well as Northern’s responses to any compliance or operational issues raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, they considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new regulations.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on the performance or size of the Multi-Manager Funds, and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also took into consideration Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Multi-Manager Funds to the performance of other SEC-registered funds and to rankings issued by Broadridge. The Multi-Manager Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where the first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to their respective performance benchmarks; and the Multi-Manager Funds’ three-year performance versus net expenses as calculated by Broadridge (“Broadridge Bubble Charts”).

The Trustees noted that the performance of each of the Multi-Manager Funds was in the first, second or third quintiles of its Broadridge peers for the one-, three- and five-year periods ended January 31, 2019, with the exception of:

•	the Multi-Manager Emerging Markets Debt Opportunity Fund, which had performance in the fourth quintile and fifth quintile for the one-year and five-year periods, respectively;

•	the Multi-Manager Global Listed Infrastructure Fund and Northern Engage360 Fund, which had performance in the fourth quintile for the one-year period; and

•	the Active M International Equity Fund, which had performance in the fourth quintile for the five-year period ended January 31, 2019.

They also considered that all of the Multi-Manager Funds underperformed against their respective benchmarks for the one-, three- and five-year periods, except the Active M International Equity Fund, which outperformed against its benchmark for the one-year period and the Multi-Manager Global Real Estate Fund, which outperformed against its benchmark for the one-year and three-year periods.

They took into account that none of the Multi-Manager Funds was in the least desirable less return, more expenses quadrant of the Broadridge Bubble Charts.

The Trustees also took into account management’s explanations for the performance rankings and comparisons, as well as any plans to address the performance of Multi-Manager Funds that were underperforming. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence visits and meetings. The Trustees expected and believed that Northern was appropriately monitoring underperforming sub-advisers and Multi-Manager Funds. They noted the in-depth performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Multi-Manager Funds’ contractual and net management (after expense reimbursements) fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also noted certain other actions taken by Northern to reduce Fund expenses, such as service provider fee reductions and management fee reductions on several of the Multi-Manager Funds over recent years. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern from the applicable money market Portfolio.

They also reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Multi-Manager Funds against each Fund’s respective Broadridge peer group, peer universe and objective median. In comparing the Multi-Manager Funds’ contractual and net management fees to those of comparable funds, the Trustees noted that the Multi-Manager Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees considered that each of the Multi-Manager Funds’ total net operating expense ratios after reimbursement of expenses was below its respective objective median.

They noted that the net management fees after expense reimbursements for the Multi-Manager Funds were below their respective Broadridge peer group and universe medians, with the exception of:

•	the Active M Emerging Markets Equity Fund, whose actual management fees were above its expense universe median;

•	the Active M International Equity Fund, whose actual management fees were above the median of its expense group;

•

the Multi-Manager Emerging Markets Debt Opportunity Fund, Multi-Manager Global Listed Infrastructure Fund and Multi-Manager High Yield Opportunity Fund, whose actual management fees were above the median of its expense group and universe;

They also noted that the Multi-Manager Funds were in the first or second quintile of their peer group and universe, with the exception of the Multi-Manager Emerging Markets Debt Opportunity Fund, which was in the third quintile of its peer universe and the Multi-Manager High Yield Opportunity Fund, which was in the third quintile of its peer group and fourth quintile of its peer universe.

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MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUB-ADVISORY AGREEMENTS continued

The Trustees received information describing the Multi-Manager Funds’ expenses, including the advisory fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Management Agreement and in overseeing the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilizes multiple sub-advisers.

They also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to other similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Multi-Manager Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in each Multi-Manager Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis and both before and after distribution and certain non-distribution costs. It was noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees reviewed Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also reviewed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Funds and the quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fees for all of the Multi-Manager Funds have breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that two of the Multi-Manager Funds had the specified asset levels as of January 31, 2019 at which one or more breakpoints on their management fees were triggered. They also took into account Northern’s view that the Multi-Manager Funds are sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees also noted that total net expenses of each of the Multi-Manager Funds after reimbursements were below the objective median of their respective Broadridge classification, and that the net management fees after expense reimbursements for a majority of the Funds were below their respective Broadridge peer group medians.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with Northern or its affiliates. In addition, the Trustees considered that the scale of some of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by the Fund was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

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MULTI-MANAGER FUNDS

SEPTEMBER 30, 2019 (UNAUDITED)

Sub-Advisory Agreement Approval

The Trustees next considered the sub-advisory agreements for the Multi-Manager Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs and each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the Trust’s CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds, including each sub-adviser’s other financial or business relationships with Northern; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. The Trustees also placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by a Fund and fees paid to the sub-adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees therefore believed that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable benchmark. It was noted that each sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory and where there had been sub-adviser underperformance, Northern had acted quickly to make changes to improve Fund performance.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates decreased as the Multi-Manager Funds’ assets increased. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the management fee level given that Northern pays the sub-advisers out of its management fees. It was noted by the Trustees that many of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid, or to be paid, to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the

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MULTI-MANAGER FUNDS

APPROVAL OF MANAGEMENT AND

SUB-ADVISORY AGREEMENTS continued	SEPTEMBER 30, 2019 (UNAUDITED)

sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

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MULTI-MANAGER FUNDS

THIS PAGE INTENTIONALLY LEFT BLANK

NORTHERN FUNDS SEMIANNUAL REPORT	115	MULTI-MANAGER FUNDS

MULTI-MANAGER FUNDS

FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

MULTI-MANAGER FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN GLOBAL TACTICAL ASSET ALLOCATION FUND

SEMI- ANNUAL REPORT

SEPTEMBER 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of Northern Funds shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from Northern Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (northerntrust.com) and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive your shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Northern Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if your account is held directly with Northern Funds, by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, please contact your financial intermediary to continue receiving paper copies of your shareholder reports. If you invest directly with Northern Funds, you can inform Northern Funds that you wish to continue receiving paper copies of your shareholder reports by calling the Northern Funds Center at 800-595-9111 or by sending an e-mail request to: northern-funds@ntrs.com. Your election to receive reports in paper will apply to all Northern Funds you hold in your account at the financial intermediary or through an account with Northern Funds. You must provide separate instructions to each of your financial intermediaries.

GLOBAL TACTICAL ASSET ALLOCATION FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	STATEMENT OF OPERATIONS

4	STATEMENT OF CHANGES IN NET ASSETS

5	FINANCIAL HIGHLIGHTS

6	SCHEDULE OF INVESTMENTS

6	GLOBAL TACTICAL ASSET ALLOCATION FUND
Ticker Symbol: BBALX

8	NOTES TO THE FINANCIAL STATEMENTS

14	FUND EXPENSES

15	APPROVAL OF MANAGEMENT AGREEMENT

20	FOR MORE INFORMATION

This report has been prepared for the general information of Global Tactical Asset Allocation Fund shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Global Tactical Asset Allocation Fund summary prospectus or prospectus, which contains complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read the summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

NOT FDIC INSURED

May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands, except per share data	GLOBAL TACTICAL ASSET ALLOCATION FUND
ASSETS:
Investments, at value	$27,667
Investments in affiliates, at value	63,910
Receivable for fund shares sold	30
Receivable from investment adviser	3
Prepaid and other assets	9
Total Assets	91,619
LIABILITIES:
Payable for securities purchased	242
Payable for fund shares redeemed	3
Payable to affiliates:
Management fees	3
Custody fees	5
Shareholder servicing fees	1
Transfer agent fees	6
Trustee fees	4
Accrued other liabilities	34
Total Liabilities	298
Net Assets	$91,321
ANALYSIS OF NET ASSETS:
Capital stock	$81,847
Distributable earnings	9,474
Net Assets	$91,321
Shares Outstanding ($.0001 par value, unlimited authorization)	7,115
Net Asset Value, Redemption and Offering Price Per Share	$12.84
Investments, at cost	$26,250
Investments in affiliates, at cost	$55,364

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	2	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands	GLOBAL TACTICAL ASSET ALLOCATION FUND
INVESTMENT INCOME:
Dividend income	$491
Dividend income from investments in affiliates	1,054
Total Investment Income	1,545
EXPENSES:
Management fees	104
Custody fees	12
Transfer agent fees	10
Blue sky fees	14
SEC fees	1
Printing fees	17
Audit fees	10
Legal fees	12
Shareholder servicing fees	9
Trustee fees	5
Other	7
Total Expenses	201
Less expenses reimbursed by investment adviser	(79)
Net Expenses	122
Net Investment Income	1,423
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	250
Investments in affiliates	(62)
Net changes in unrealized (depreciation) on:
Investments	639
Investments in affiliates	(64)
Net Gains	763
Net Increase in Net Assets Resulting from Operations	$2,186

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2019, (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2019

	GLOBAL TACTICAL ASSET ALLOCATION FUND
Amounts in thousands	SEP 30, 2019	MAR 31, 2019
OPERATIONS:
Net investment income	$1,423	$2,710
Net realized gains (losses)	188	(584)
Net change in unrealized appreciation (depreciation)	575	(868)
Net increase from payment by affiliate on affiliated transactions (Note 6)	–	209
Net Increase in Net Assets Resulting from Operations	2,186	1,467
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions	(1,180)	(546)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,180)	(546)
DISTRIBUTIONS PAID:
Distributable earnings	(1,153)	(3,498)
Total Distributions Paid	(1,153)	(3,498)
Total Decrease in Net Assets	(147)	(2,577)
NET ASSETS:
Beginning of period	91,468	94,045
End of period	$91,321	$91,468

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	4	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

Selected per share data	SIX MONTHS ENDED SEP 30, 2019 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017		FISCAL YEAR ENDED MAR 31, 2016		FISCAL YEAR ENDED MAR 31, 2015
Net Asset Value, Beginning of Period	$12.69	$13.02		$12.41	$11.54		$12.20		$12.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.38		0.33	0.32		0.33		0.24
Net realized and unrealized gains (losses)	0.11	(0.25)		0.72	0.90		(0.52)		0.06
Net increase from payment by affiliate on affiliate transactions (Note 6)	–	0.03	(1)	–	–		–		–
Total from Investment Operations	0.31	0.16		1.05	1.22		(0.19)		0.30
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.39)		(0.33)	(0.35	)(2)	(0.32	)(2)	(0.21)
From net realized gains	–	(0.10)		(0.11)	–		(0.15)		(0.09)
Total Distributions Paid	(0.16)	(0.49)		(0.44)	(0.35)		(0.47)		(0.30)
Net Asset Value, End of Period	$12.84	$12.69		$13.02	$12.41		$11.54		$12.20
Total Return(3)	2.52%	1.46	%(1)	8.55%	10.73%		(1.52)%		2.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$91,321	$91,468		$94,045	$84,298		$72,400		$79,345
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)(6)	0.27%	0.28%		0.27%	0.27%		0.27%		0.26%
Expenses, before reimbursements and credits(6)	0.44%	0.42%		0.44%	0.49%		0.46%		0.53%
Net investment income, net of reimbursements and credits(5)	3.14%	2.99%		2.53%	2.67%		2.78%		1.95%
Net investment income, before reimbursements and credits	2.97%	2.85%		2.36%	2.45%		2.59%		1.68%
Portfolio Turnover Rate	19.16%	87.64%		25.39%	27.84%		20.49%		51.55%

(1)	Northern Trust Investments, Inc. reimbursed the Fund approximately $209,000. Without this reimbursement the total return would have been 1.25%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, which represents less than 0.01 percent of average net assets for the six months ended September 30, 2019, approximately $2,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2019, less than $1,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2018 and 2017 and less than 0.005 percent of average net assets for the fiscal years ended March 31, 2016 and 2015, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	GLOBAL TACTICAL ASSET ALLOCATION FUND

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000s)
INVESTMENT COMPANIES – 100.3%

FlexShares® Credit-Scored US Corporate Bond Index Fund (1)	132,930	$6,952

FlexShares® Global Quality Real Estate Index Fund (1)	55,665	3,628

FlexShares® International Quality Dividend Index Fund (1)	244,535	5,449

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (1)	152,025	9,158

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (1)	74,391	3,588

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (1)	145,045	4,518

FlexShares® Morningstar US Market Factor Tilt Index Fund (1)	166,493	19,481

FlexShares® Quality Dividend Index Fund(1)	150,682	6,847

FlexShares® STOXX® Global Broad Infrastructure Index Fund(1)	70,156	3,630

iShares 20+ Year Treasury Bond ETF	15,357	2,197

iShares 3-7 Year Treasury Bond ETF	30,318	3,844

iShares 7-10 Year Treasury Bond ETF	7,165	806

iShares iBoxx High Yield Corporate Bond ETF	94,152	8,207

iShares Long-Term Corporate Bond ETF	41,201	2,745

iShares MBS ETF	79,479	8,608

iShares Short-Term Corporate Bond ETF	23,466	1,260

Northern Institutional Funds - U.S. Government Portfolio (Shares), 1.83% (1)(2)	659,253	659
Total Investment Companies
(Cost $81,614)		91,577

Total Investments – 100.3%
(Cost $81,614)		91,577

Liabilities less Other Assets – (0.3%)		(256)
NET ASSETS – 100.0%		$91,321

(1)

Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds, Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of September 30, 2019 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

Percentages shown are based on Net Assets.

At September 30, 2019, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE

U.S. Equity	21.3%	FlexShares® Morningstar US Market Factor Tilt Index Fund

U.S. Equity	7.5	FlexShares® Quality Dividend Index Fund

Non U.S. Equity – Developed	10.0	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Non U.S. Equity – Developed	6.0	FlexShares® International Quality Dividend Index Fund

Non U.S. Equity – Emerging Markets	3.9	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Global Real Estate	3.9	FlexShares® Global Quality Real Estate Index Fund

U.S. Bonds – High Yield	8.9	iShares iBoxx High Yield Corporate Bond ETF

U.S. Bonds – Investment Grade	9.4	iShares MBS ETF

U.S. Bonds – Investment Grade	7.6	FlexShares® Credit-Scored US Corporate Bond Index Fund

U.S. Bonds – Investment Grade	4.2	iShares 3-7 Year Treasury Bond ETF

U.S. Bonds – Investment Grade	3.0	iShares Long-Term Corporate Bond ETF

U.S. Bonds – Investment Grade	2.4	iShares 20+ Year Treasury Bond ETF

U.S. Bonds – Investment Grade	1.4	iShares Short-Term Corporate Bond ETF

U.S. Bonds – Investment Grade	0.9	iShares 7-10 Year Treasury Bond ETF

Global Infrastructure	4.0	FlexShares® STOXX® Global Broad Infrastructure Index Fund

Commodities/Natural Resources	4.9	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Cash	0.7	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 – Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 – Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

GLOBAL TACTICAL ASSET ALLOCATION FUND	6	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2019 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2019:

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$91,577	$–	$–	$91,577

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 43 funds as of September 30, 2019, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Global Tactical Asset Allocation Fund (the “Fund”) is a separate, diversified investment portfolio of the Trust. The Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”) for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate of NTI acts as investment adviser. The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds.

Northern Trust Investments, Inc. (“NTI”), a subsidiary of The Northern Trust Company (“Northern Trust”). Northern Trust serves as the custodian, transfer agent and sub-administrator for the Trust. NTI serves as the Trust’s administrator. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Fund to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statement of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statement of Operations.

GLOBAL TACTICAL ASSET ALLOCATION FUND	8	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2019 (UNAUDITED)

C) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund is authorized to enter into forward foreign currency exchange contracts, or forward currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date. The Fund and certain of the Underlying Funds may enter into these contracts when seeking to hedge against fluctuations in foreign currency exchange rates. Certain of the Underlying Funds may also enter into forward foreign currency exchange contracts as a cross-hedge transaction or for speculative purposes. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statement of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statement of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by an Underlying Fund. The Fund bears the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. No forward foreign currency exchange contracts were held by the Fund during the six months ended September 30, 2019.

D) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedule of Investments represent the 7-day yield for money market funds. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities, if any, are recorded on the ex-dividend date, or as soon as the information is available.

E) EXPENSES The Fund is charged for those expenses that are directly attributable to the Fund. Expenses incurred which do not specifically relate to the Fund generally are allocated among all funds in the Trust in proportion to each fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds.

F) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with U.S. GAAP. Accordingly, the Fund may periodically make reclassifications among certain capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the total net assets or the net asset values per share of the Fund. At March 31, 2019, the Fund did not record any reclassifications.

G) FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital losses to be carried forward for an unlimited period and to retain their character as either short-term or long-term. The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Capital losses incurred that will be carried forward indefinitely under the provisions of the Act are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD
Global Tactical Asset Allocation	$390	$ —

NORTHERN FUNDS SEMIANNUAL REPORT	9	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

At March 31, 2019, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains were as follows:

	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Global Tactical Asset Allocation	$200	$ —	$8,634

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2019, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$2,762	$735

*	Ordinary income includes short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2018, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Global Tactical Asset Allocation	$2,257	$800

*	Ordinary income includes short-term capital gains, if any.

As of March 31, 2019, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense and other expenses, respectively, on the Statement of Operations.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, whom are beneficial owners of shares of the Fund. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Fund beneficially owned by their customers. There were no shareholder servicing fees paid by the Fund to Northern Trust or its affiliates during the six months ended September 30, 2019.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2019.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 19, 2018, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.00 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations.

At a meeting held on November 13-14, 2019, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is also in the amount of $250,000,000 and will also be administered by Citibank, N.A. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the New Credit Facility, payable quarterly in arrears. The New Credit Facility is anticipated to go into effect on November 18, 2019 and will expire on November 16, 2020, unless renewed.

During the six months ended September 30, 2019, the Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE
Global Tactical Asset Allocation	$162	3.33%

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory (asset allocation) and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate set forth in the table below (expressed as a percentage of the Fund’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses

GLOBAL TACTICAL ASSET ALLOCATION FUND	10	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2019 (UNAUDITED)

and interest) as shown on the accompanying Statement of Operations, to the extent the total annual fund operating expenses of the Fund exceed the expense limitation set forth below. The total annual fund operating expenses after expense reimbursement for the Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations.

At September 30, 2019, the annual management fees and contractual expense limitations for the Fund were based on the following annual rates as set forth in the table below.

	CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Global Tactical Asset Allocation	0.23%	0.25%

The contractual reimbursement arrangement described in the table above is expected to continue until at least July 31, 2020. The contractual reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, NTI has contractually agreed to reimburse additional expenses that may be excepted expenses.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of the Fund. Prior to August 1, 2019, the transfer agent annual rate was 0.015 percent of the average daily net assets of the Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Fund. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Fund has entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses, unless such uninvested cash balances receive a separate type of return. Northern Funds Distributors, LLC, the distributor for the Fund, received no compensation from the Fund under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Fund. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S Government Portfolio of Northern Institutional Funds and/ or the Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

The Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, the Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2019, the uninvested cash of the Fund was invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. However, to the extent of any duplicative advisory fees, NTI will reimburse the Fund for a portion of the management fees attributable to and payable by the Fund for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statement of Operations. This reimbursement’s impact on the Fund’s net expense and net investment income ratios is included in the Fund’s Financial Highlights.

On July 31, 2018 and thereafter, the Fund had transactions in the FlexShares High Yield Value-Scored Bond Index Fund (“HYGV”) that have been deemed affiliated transactions. On November 20, 2018, the Fund disposed of its remaining position in HYGV and NTI reimbursed the Fund approximately $209,000 for the realized loss (net of dividends paid) and commissions associated with the transactions. The amount of the reimbursement is included in

NORTHERN FUNDS SEMIANNUAL REPORT	11	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

NOTES TO THE FINANCIAL STATEMENTS continued

Net increase from payment by affiliate on affiliated transactions in the Statement of Changes in Net Assets and Financial Highlights for the fiscal year ended March 31, 2019.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2019, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

	PURCHASES		SALES
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Global Tactical Asset Allocation	$–	$17,247	$–	$17,765

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

At September 30, 2019, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Global Tactical Asset Allocation	$9,332	$(93)	$9,239	$82,338

8. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the six months ended September 30, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Tactical Asset Allocation	512	$6,540	72	$897	(675)	$(8,617)	(91)	$(1,180)

Transactions in capital shares for the fiscal year ended March 31, 2019, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Global Tactical Asset Allocation	1,549	$19,151	233	$2,843	(1,800)	$(22,540)	(18)	$(546)

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2019, were as follows:

Amounts in thousands except shares	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$6,212	$1,613	$1,067	$158	$36	$97	$6,952	132,930
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	560	–	576	(26)	42	6	–	–
FlexShares® Disciplined Duration MBS Index Fund	3,368	79	3,455	(36)	44	34	–	–
FlexShares® Global Quality Real Estate Index Fund	3,684	–	127	61	10	54	3,628	55,665
FlexShares® International Quality Dividend Index Fund	5,343	330	29	(192)	(3)	181	5,449	244,535
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	8,924	610	322	(16)	(38)	191	9,158	152,025
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	7,130	112	2,996	(462)	(196)	112	3,588	74,391

GLOBAL TACTICAL ASSET ALLOCATION FUND	12	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2019 (UNAUDITED)

Amounts in thousands except shares	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	$4,573	$215	$48	$(228)	$6	$83	$4,518	145,045
FlexShares® Morningstar US Market Factor Tilt Index Fund	15,829	3,913	761	472	28	146	19,481	166,493
FlexShares® Quality Dividend Index Fund	6,866	56	173	92	6	96	6,847	150,682
FlexShares® STOXX® Global Broad Infrastructure Index Fund	1,854	1,695	35	113	3	50	3,630	70,156
Northern Institutional Funds – U.S. Government Portfolio (Shares)	854	19,630	19,825	—	—	4	659	659,253
	$65,197	$28,253	$29,414	$(64)	$(62)	$1,054	$63,910	1,851,175

10. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of its business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. The maximum exposure to the Fund under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure, other than the New Credit Facility disclosed in Note 4 – Bank Borrowings.

NORTHERN FUNDS SEMIANNUAL REPORT	13	GLOBAL TACTICAL ASSET ALLOCATION FUND

GLOBAL TACTICAL ASSET ALLOCATION FUND

FUND EXPENSES	SEPTEMBER 30, 2019 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2019 through September 30, 2019.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2019 - 9/30/2019 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements on advisory fees incurred in connection with the investment of univested cash in affiliated money market funds (See page 11) which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2019	ENDING ACCOUNT VALUE 9/30/2019	EXPENSES PAID* 4/1/2019- 9/30/2019
Actual	0.27%	$1,000.00	$1,025.20	$1.37
Hypothetical	0.27%	$1,000.00	$1,023.71	$1.37

*

Expenses are calculated using the Fund’s annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2019. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT	SEPTEMBER 30, 2019 (UNAUDITED)

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the investment fund covered by this Report (the “Fund”) at regularly scheduled meetings held during the Fund’s fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s management agreement (the “Management Agreement”) for the Fund with Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Fund by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the in-person annual contract renewal meeting held on
May 15-16, 2019 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at in-person Board meetings held on February 13-14, 2019 and April 11, 2019 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed Northern’s reports and presentations and discussed with their independent counsel the information that had been provided to them at the February and April Board Meetings and at the Annual Contract Meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one. The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Fund in comparison to other mutual funds and benchmark indices; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, and stress testing, credit research and cyber-security programs; (iv) fees charged to and expenses borne by the Fund; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Fund; (vii) information regarding purchases and redemptions of the Fund’s shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Fund’s shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Fund by Northern’s affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Fund’s investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and net management fees and total expenses (after expense reimbursements and fee waivers) of the Fund in comparison to those borne by mutual fund peer groups and categories selected by Broadridge; (iv) Northern’s staffing for the Fund and the experience of the portfolio managers, credit research and other personnel; (v) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vi) Northern’s investments in technology to benefit the Fund; (vii) the fees paid by the Fund to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (viii) the benefits received by Northern and its affiliates from their relationships with the Fund. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its peer group and peer universe. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Fund, the Trustees gave weight to various factors including those discussed herein, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, quality and extent of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services included acting as the Fund’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Fund and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Fund. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Fund by Northern and its affiliates, including its oversight of

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GLOBAL TACTICAL ASSET ALLOCATION FUND

APPROVAL OF MANAGEMENT AGREEMENT continued

the Fund’s day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they receive and review information from Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Fund’s service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Fund, as well as Northern’s responses to any compliance or operational issue raised. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. They also considered Northern’s preparations with respect to the increased reporting requirements and liquidity risk management program required by new SEC regulations.

The Trustees took into account the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure, which was not based on performance or size of the Fund, and the consistency of investment approach with respect to the Fund. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Fund and was able to continue to provide quality services to the Fund.

Performance

The Trustees considered the investment performance of the Fund, including whether it had operated within its investment objective, as well as its compliance with its investment restrictions and exemptive order conditions. The Trustees understood that the Fund had a “fund of funds” structure. The Trustees received information on the Fund’s investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Fund to the performance of other SEC registered funds and to rankings issued by Broadridge. The Fund was ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmarks; and the Fund’s three-year performance versus net expenses as calculated by Broadridge. The Trustees noted that the performance of the Fund was in the second or third quintile for the one-, three- and five-year periods ended January 31, 2019. They also considered that the Fund outperformed its benchmarks for the three-year period and underperformed for the one- and five-year periods.

The Trustees also took into account senior management’s and portfolio managers’ discussion of the Fund’s performance and explanations for differences in investment parameters of the Fund and its peers. They also considered the Fund’s investment performance relative to the investor base the Fund is intended to serve. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Fund and processes to address performance issues, if any. The Trustees concluded, based on the information received, that the Fund’s performance was satisfactory.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Fund’s contractual management fee rates and net (after expense reimbursements) management fees paid by the Fund; the Fund’s total operating expense ratio; Northern’s contractual commitment to continue expense reimbursements for at least one year with respect to the Fund; and whether a consistent methodology was in place for determining the fees and expenses of the Fund. The Trustees also considered that because the Fund was sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was rebating back to the Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rate paid by the Fund under the Management Agreement and the Fund’s total operating expense ratio compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of the Fund against its Broadridge peer group, peer universe and objective median. In comparing the Fund’s contractual and net management fees to those of comparable funds, the Trustees noted that the Fund’s management fee includes both advisory and administrative costs. Among other data, the Trustees considered that the Fund’s total operating expense ratio after reimbursement of expenses was below its objective median. In addition, the Trustees noted that the Fund’s actual management fees were lower than its peer group and universe medians, and the Fund’s actual expenses, after reimbursements and fee waivers, were in the first quintile of its peer group and second quintile of its peer universe.

The Trustees took into account Northern’s discussion of the Fund’s expenses, and that Northern had reimbursed expenses for the Fund. The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated underlying funds in which the Fund invested in the prior year.

In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship with the Fund and on

GLOBAL TACTICAL ASSET ALLOCATION FUND	16	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL TACTICAL ASSET ALLOCATION FUND

SEPTEMBER 30, 2019 (UNAUDITED)

an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also took into account Northern’s expense reimbursements during the year, the nature of the Fund and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Fund. The Trustees concluded that the profitability of Northern was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under the management and other agreements with the Fund.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Fund grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund is sharing in economies of scale through the level at which the Fund’s management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Fund to specific levels. They agreed that breakpoints were not necessary with respect to the Fund at this time based on where the management fees were set and the contractual expense reimbursements. The Trustees noted that total net expenses of the Fund after reimbursements were below the objective median of its Broadridge category and the net management fees of the Fund were below its Lipper group median. The Trustees determined, on the basis of the foregoing, that the Fund’s current management fee structure was reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Fund’s shareholders had other client relationships with The Northern Trust Company and its affiliates. In addition, the Trustees considered that the scale of the Fund provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from the receipt of research products and services generated by the Trust’s equity investment portfolios.

After deliberation, the Trustees concluded with respect to the Fund that the management fee to be paid by the Fund was reasonable in light of the services provided by Northern, its costs, the Fund’s asset levels, and other factors including those discussed above and that the renewal of the Management Agreement should be approved.

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NORTHERN FUNDS SEMIANNUAL REPORT	19	GLOBAL TACTICAL ASSET ALLOCATION FUND

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s web site at www.sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at www.sec.gov or by calling the Northern Funds Center at 800-595-9111.

GLOBAL TACTICAL ASSET ALLOCATION FUND	20	NORTHERN FUNDS SEMIANNUAL REPORT

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	December 5, 2019

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	December 5, 2019